Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 46.0% Value
Communications Services  3.8%
76,675 Alphabet, Inc., Class A $ 25,916,150
99,268 Alphabet, Inc., Class C 33,605,196
484 AST SpaceMobile , Inc.
a,b
53,826
67,914 AT&T, Inc. 1,780,026
1,152 CarGurus , Inc.
b
37,325
122,411 Comcast Corporation 3,641,727
1,448 Fox Corporation, Class B 94,945
2,086 Iridium Communications, Inc. 41,553
3,536 Liberty Global, Ltd., Class A
b
39,214
893 Liberty Media Corporation-Liberty
Formula One
b
77,709
9,372 Lumen Technologies, Inc.
b
82,661
137 Madison Square Garden Sports
Corporation
b
38,846
2,797 Magnite , Inc.
b
40,473
20,984 Match Group, Inc. 653,652
43,893 Meta Platforms, Inc. 31,449,335
102,257 Netflix, Inc.
b
8,537,437
7,118 New York Times Company 521,821
27,845 News Corporation, Class A 752,650
683 Omnicom Group, Inc. 52,618
27,517 Pinterest, Inc.
b
608,951
8,990 Reddit , Inc.
b
1,620,627
21,649 ROBLOX Corporation
b
1,423,638
749 Roku, Inc.
b
71,305
844 Spotify Technology SA
b
422,295
757 Take-Two Interactive Software,
Inc.
b
166,767
3,503 T-Mobile US, Inc. 690,827
1,415 Trade Desk, Inc.
b
42,917
85,763 Universal Music Group NV 2,102,706
26,731 Verizon Communications, Inc. 1,190,064
15,670 Walt Disney Company 1,767,576
150,127 Warner Brothers Discovery, Inc.
b
4,134,498
136,945 Warner Music Group Corporation 4,105,611
Total 125,764,946
Consumer Discretionary  4.6%
152,257 ADT, Inc. 1,218,056
17,954 Advance Auto Parts, Inc. 861,972
183,725 Amazon.com, Inc.
b
43,965,392
4,607 American Eagle Outfitters, Inc. 107,389
53,096 Aptiv plc
b
4,022,022
2,720 Aramark 104,693
4,652 Asbury Automotive Group, Inc.
b
1,090,940
413 Autoliv , Inc. 50,072
82 AutoNation, Inc.
b
16,808
258 AutoZone, Inc.
b
955,707
5,344 Bath & Body Works, Inc. 116,499
1,611 Best Buy Company, Inc. 104,876
652 Booking Holdings, Inc. 3,261,200
10,313 Boot Barn Holdings, Inc.
b
1,840,664
11,960 BorgWarner, Inc. 567,024
113 Bright Horizons Family Solutions,
Inc.
b
10,467
493 Brunswick Corporation 39,548
1,411 Buckle, Inc. 66,740
27,203 Build-A-Bear Workshop, Inc. 1,623,475
2,485 CarMax, Inc.
b
110,682
5,431 Carnival Corporation
b
163,039
49 Cavco Industries, Inc.
b
24,109
4,014 Chewy, Inc.
b
116,848
2,047 Chipotle Mexican Grill, Inc.
b
79,567
13,275 Churchill Downs, Inc. 1,305,729
190 Citi Trends, Inc.
b
8,198
Shares Common Stock  46.0% Value
Consumer Discretionary  4.6% - continued
2,309 Coursera, Inc.
b
$ 13,993
24,488 D.R. Horton, Inc. 3,644,794
2,785 Dana, Inc. 80,486
219 Darden Restaurants, Inc. 43,658
208 Deckers Outdoor Corporation
b
24,823
264 Domino's Pizza, Inc. 108,327
19,972 DoorDash , Inc.
b
4,086,671
68 Duolingo , Inc.
b
9,116
1,735 eBay, Inc. 158,267
1,347 Etsy, Inc.
b
71,337
977 Five Below, Inc.
b
187,232
24,733 Ford Motor Company 343,294
2,542 Fox Factory Holding Corporation
b
46,773
4,483 Frontdoor , Inc.
b
264,990
4,627 Gap, Inc. 129,463
10,206 Garmin, Ltd. 2,057,938
2,985 Garrett Motion, Inc. 53,849
17,746 General Motors Company 1,490,664
5,658 Gentex Corporation 130,191
259 GigaCloud Technology, Inc.
b
10,342
7,774 Goodyear Tire & Rubber
Company
b
73,153
846 Grand Canyon Education, Inc.
b
147,069
11,115 Hilton Worldwide Holdings, Inc. 3,317,939
11,633 Home Depot, Inc. 4,357,605
4,824 Installed Building Products, Inc. 1,389,987
12,562 Laureate Education, Inc.
b
430,877
565 Lear Corporation 66,156
32,821 Life Time Group Holdings, Inc.
b
957,389
265 Lithia Motors, Inc. 85,712
25,135 Lowe's Companies, Inc. 6,712,553
509 Lululemon Athletica , Inc.
b
88,820
203 M/I Homes, Inc.
b
27,141
3,476 Macy's, Inc. 69,590
11,846 Mattel, Inc.
b
247,463
2,333 McDonald's Corporation 734,895
617 MGM Resorts International
b
20,694
2,922 Mohawk Industries, Inc.
b
345,906
323 NVR, Inc.
b
2,466,341
29,853 O'Reilly Automotive, Inc.
b
2,937,834
389 Planet Fitness, Inc.
b
35,415
490 PulteGroup, Inc. 61,294
2,272 Ralph Lauren Corporation 802,948
416 Red Rock Resorts, Inc. 26,262
22,518 Ross Stores, Inc. 4,248,021
1,109 Service Corporation International/
US 89,197
31,528 SharkNinja , Inc.
b
3,726,610
7,657 Sonos , Inc.
b
109,878
156,452 Sony Group Corporation ADR 3,457,589
673 Strategic Education, Inc. 57,218
7,062 Tapestry, Inc. 896,238
344 Taylor Morrison Home Corporation
b
20,967
38,123 Tesla, Inc.
b
16,408,520
18,974 Texas Roadhouse, Inc. 3,412,664
5,532 TJX Companies, Inc. 828,749
1,291 Toll Brothers, Inc. 186,537
3,326 TopBuild Corporation
b
1,556,734
2,927 Ulta Beauty, Inc.
b
1,894,823
50,571 Universal Technical Institute, Inc.
b
1,407,391
282 Urban Outfitters, Inc.
b
19,980
3,019 VF Corporation 59,142
38,613 Viking Holdings, Ltd.
b
2,785,928
464 Visteon Corporation 42,159
574 Wayfair, Inc.
b
59,403

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Consumer Discretionary  4.6% - continued
7,830 Wendy's Company
a
$ 60,996
4,293 Williams-Sonoma, Inc. 878,562
12,222 Wingstop , Inc. 3,244,085
293 Winmark Corporation 132,052
57,967 Wyndham Hotels & Resorts, Inc. 4,219,418
20,184 Wynn Resorts, Ltd. 2,168,771
1,427 Yum! Brands, Inc. 221,898
Total 152,384,497
Consumer Staples  1.6%
4,282 Albertsons Companies, Inc. 71,295
17,901 Altria Group, Inc. 1,109,683
588 Archer-Daniels-Midland Company 39,578
1,842 BellRing Brands, Inc.
b
45,811
783 BJ's Wholesale Club Holdings,
Inc.
b
72,381
678 Campbell's Company 18,970
4,735 Casey's General Stores, Inc. 2,871,777
1,762 Central Garden & Pet Company,
Class A
b
54,041
12,746 Chefs' Warehouse, Inc.
b
801,723
1,743 Church & Dwight Company, Inc. 167,764
4,740 Colgate-Palmolive Company 427,975
15,901 Conagra Brands, Inc. 294,328
1,944 Costco Wholesale Corporation 1,827,846
1,962 Darling Ingredients, Inc.
b
89,585
530 Dollar General Corporation 76,018
388 Dollar Tree, Inc.
b
45,625
161 Hershey Company 31,355
785 Ingredion, Inc. 92,709
16,594 John B. Sanfilippo & Son, Inc. 1,342,455
191,252 Keurig Dr Pepper, Inc. 5,247,955
2,371 Kroger Company 149,017
1,690 Lamb Weston Holdings, Inc. 77,622
2,459 Maplebear , Inc.
b
91,376
4,082 Marzetti Company 700,349
2,344 McCormick & Company, Inc. 144,930
1,102 Molson Coors Beverage Company 52,940
5,875 Monster Beverage Corporation
b
474,465
27,983 PepsiCo, Inc. 4,299,028
6,600 Philip Morris International, Inc. 1,184,304
726 Primo Brands Corporation 13,750
24,533 Procter & Gamble Company 3,723,373
2,183 Simply Good Foods Company
b
40,975
1,442 Smithfield Foods, Inc. 34,464
669 Sprouts Farmers Markets, Inc.
b
47,439
78,925 Sysco Corporation 6,617,861
27,549 Turning Point Brands, Inc. 3,337,561
3,898 Tyson Foods, Inc. 254,656
115,328 Unilever plc ADR 7,883,822
486 Universal Corporation 27,503
692 US Foods Holding Corporation
b
57,865
17,195 Vita Coco Company, Inc.
b
917,353
57,232 Walmart, Inc. 6,818,620
4,619 WD-40 Company 1,068,051
Total 52,746,198
Energy  1.9%
57,646 Antero Midstream Corporation 1,084,898
6,194 Antero Resources Corporation
b
225,276
7,166 APA Corporation 189,254
2,432 Archrock , Inc. 71,963
16,181 Baker Hughes Company 906,783
707 Cactus, Inc. 39,755
205 California Resources Corporation 10,967
Shares Common Stock  46.0% Value
Energy  1.9% - continued
7,465 Cheniere Energy, Inc. $ 1,578,997
768 Chord Energy Corporation 76,984
84,802 ConocoPhillips 8,838,912
145,006 Devon Energy Corporation 5,830,691
13,484 DHT Holdings, Inc. 193,226
769 Diamondback Energy, Inc. 126,078
1,957 DT Midstream, Inc. 246,621
199,687 Enterprise Products Partners, LP 6,627,612
6,284 EOG Resources, Inc. 704,625
2,132 EQT Corporation 123,080
18,952 Expand Energy Corporation 2,130,394
103,744 Exxon Mobil Corporation 14,669,402
3,131 Gulfport Energy Corporation
b
639,256
168,329 Halliburton Company 5,642,388
5,149 Hess Midstream, LP 182,635
1,837 HF Sinclair Corporation 95,506
52,098 Kinder Morgan, Inc. 1,588,468
1,709 Kodiak Gas Services, Inc. 71,795
19,817 Marathon Petroleum Corporation 3,491,557
19,730 Matador Resources Company 892,585
63 Noble Corporation plc 2,244
1,526 NOV, Inc. 28,002
1,109 Occidental Petroleum Corporation 50,337
360 Oceaneering International, Inc.
b
10,836
3,043 ONEOK, Inc. 240,975
4,283 Ovintiv , Inc. 186,182
7,435 Permian Resources Corporation 119,927
2,342 Phillips 66 336,218
3,695 Range Resources Corporation 139,856
832 Scorpio Tankers, Inc. 52,932
1,651 SLB, Ltd. 79,875
4,300 SM Energy Company 83,721
2,377 Talos Energy, Inc.
b
28,334
197 Targa Resources Corporation 39,593
56,355 TechnipFMC plc 3,140,101
677 Valero Energy Corporation 122,828
1,270 Viper Energy, Inc. 53,772
19,398 Williams Companies, Inc. 1,304,709
Total 62,300,150
Financials  6.8%
308 1st Source Corporation 20,738
509 ACNB Corporation 25,715
3,134 Affiliated Managers Group, Inc. 981,224
1,408 Affirm Holdings, Inc.
b
84,902
17,081 Allstate Corporation 3,398,948
55,907 Ally Financial, Inc. 2,363,748
7,916 Amalgamated Financial
Corporation 307,457
1,842 Amerant Bancorp, Inc. 39,971
9,496 American Express Company 3,344,206
670 American Financial Group, Inc. 87,281
52,400 American International Group, Inc. 3,923,712
5,242 Ameriprise Financial, Inc. 2,763,530
431 Ameris Bancorp 34,747
1,303 Aon plc 455,581
38,701 Arch Capital Group, Ltd.
b
3,716,844
10,355 Ares Management Corporation 1,549,833
1,467 Arrow Financial Corporation 49,599
2,726 Artisan Partners Asset
Management, Inc. 121,362
19,279 Associated Banc-Corp 525,546
1,064 Assurant, Inc. 253,370
955 Assured Guaranty, Ltd. 81,032

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Financials  6.8% - continued
25,950 Atlantic Union Bankshares
Corporation $ 1,007,898
1,461 Axis Capital Holdings, Ltd. 150,746
258,962 Bank of America Corporation 13,776,778
1,049 Bank of Marin Bancorp 28,166
345 Bank of N.T. Butterfield & Son, Ltd. 17,871
57,093 Bank of New York Mellon
Corporation 6,846,593
692 Bank OZK 32,912
95 BankUnited , Inc. 4,510
1,019 Bankwell Financial Group, Inc. 49,106
1,852 Banner Corporation 114,528
1,368 Bar Harbor Bankshares 46,389
733 BCB Bancorp, Inc. 5,783
7,067 Beacon Financial Corporation 200,349
13,024 Berkshire Hathaway, Inc.
b
6,258,423
2,083 BlackRock, Inc. 2,330,752
8,468 Blue Owl Capital, Inc. 115,504
351 Bread Financial Holdings, Inc. 25,462
45,292 Bridgewater Bancshares, Inc.
b
870,059
550 Brown & Brown, Inc. 39,655
438 Burke & Herbert Financial Services
Corporation 28,680
2,095 Business First Bancshares, Inc. 59,016
8,487 Byline Bancorp, Inc. 270,990
352 C&F Financial Corporation 26,506
1,714 Cadence Bank 72,177
187 Camden National Corporation 8,896
1,039 Capital City Bank Group, Inc. 43,389
45,593 Capital One Financial Corporation 9,981,675
9,033 Capitol Federal Financial, Inc. 65,760
915 Carlyle Group, Inc. 53,784
139 Cathay General Bancorp 7,114
4,397 Central Pacific Financial
Corporation 143,210
115,506 Charles Schwab Corporation 12,003,384
1,531 ChoiceOne Financial Services, Inc. 43,924
15,562 Chubb, Ltd. 4,817,373
1,156 Cincinnati Financial Corporation 185,989
6,341 Citigroup, Inc. 733,717
1,194 Citizens Financial Group, Inc. 75,198
2,150 Civista Bancshares, Inc. 51,879
688 CNB Financial Corporation 19,058
4,199 CNO Financial Group, Inc. 176,568
596 Coinbase Global, Inc.
b
116,065
2,985 Columbia Banking System, Inc. 87,878
1,205 Commerce Bancshares, Inc. 63,431
118 Community Financial System, Inc. 7,375
4,749 Community Trust Bancorp, Inc. 293,013
2,009 Community West Bancshares 48,156
6,702 ConnectOne Bancorp, Inc. 178,407
71 Corpay , Inc.
b
22,339
614 Cullen/Frost Bankers, Inc. 84,621
4,602 Customers Bancorp, Inc.
b
363,650
25,284 Donnelley Financial Solutions, Inc.
b
1,308,447
2,940 Dynex Capital, Inc. 40,807
1,968 East West Bancorp, Inc. 225,218
1,168 Eastern Bankshares , Inc. 23,926
5,343 Enova International, Inc.
b
882,503
15,922 Enterprise Financial Services
Corporation 913,127
622 Equitable Holdings, Inc. 28,861
3,292 Essent Group, Ltd. 207,133
564 Euronet Worldwide, Inc.
b
40,867
532 Evercore , Inc. 187,940
Shares Common Stock  46.0% Value
Financials  6.8% - continued
144 Everest Group, Ltd. $ 47,704
2,944 F.N.B. Corporation 51,667
840 FactSet Research Systems, Inc. 213,662
3,128 Farmers National Banc
Corporation 40,601
7,611 Federal Agricultural Mortgage
Corporation 1,288,542
3,202 Federated Hermes, Inc. 170,603
2,931 Fidelity National Information
Services, Inc. 161,938
39,921 Fifth Third Bancorp 2,004,833
5,729 Financial Institutions, Inc. 188,713
2,411 First American Financial
Corporation 152,327
23,895 First Bancorp/Puerto Rico 528,557
1,888 First Bank/Hamilton, NJ 31,492
2,054 First Citizens BancShares , Inc./NC 4,250,897
3,656 First Financial Bancorp 105,073
516 First Financial Bankshares , Inc. 16,419
2,274 First Financial Corporation 148,174
209 First Hawaiian, Inc. 5,549
6,038 First Horizon Corporation 147,871
353 First Internet Bancorp 7,692
2,014 First Merchants Corporation 80,077
2,285 First Mid-Illinois Bancshares, Inc. 96,198
663 FirstCash Holdings, Inc. 113,042
5,307 Fiserv, Inc.
b
338,215
1,051 Flagstar Bank NA 13,894
2,132 Flushing Financial Corporation 33,664
977 Flywire Corporation
b
12,310
3,921 Franklin Resources, Inc. 104,377
5,093 Fulton Financial Corporation 105,170
4,038 Genworth Financial, Inc.
b
33,677
18,230 Glacier Bancorp, Inc. 923,896
552 Global Life, Inc. 77,401
679 Global Payments, Inc. 48,711
4,394 Great Southern Bancorp, Inc. 269,704
1,870 Hamilton Lane, Inc. 264,119
634 Hancock Whitney Corporation 43,619
6,421 Hanmi Financial Corporation 170,606
298 Hanover Insurance Group, Inc. 51,894
3,984 Hartford Insurance Group, Inc. 538,079
888 HBT Financial, Inc. 23,958
2,497 Heritage Financial Corporation 64,448
4,760 Hilltop Holdings, Inc. 178,262
383 Home Bancorp, Inc. 22,861
1,361 Home BancShares , Inc. 39,333
4,129 Hometrust Bancshares, Inc. 178,042
2,727 Horizon Bancorp, Inc. 48,050
23,402 Houlihan Lokey , Inc. 3,939,025
4,764 Huntington Bancshares, Inc./OH 83,275
52 Independent Bank Corporation/MA 4,201
2,515 Independent Bank Corporation/MI 88,402
564 Interactive Brokers Group, Inc. 42,232
41,955 Intercontinental Exchange, Inc. 7,290,940
25,985 Invesco, Ltd. 709,131
116 Jack Henry & Associates, Inc. 20,788
1,523 Jackson Financial, Inc. 181,115
1,963 Jefferies Financial Group, Inc. 120,096
60,853 JPMorgan Chase & Company 18,614,324
7,495 Kearny Financial Corporation/MD 58,386
1,842 KeyCorp 39,640
3,565 Lazard, Inc. 191,512
2,205 LendingClub Corporation
b
37,287
2,026 Lincoln National Corporation 84,302

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Financials  6.8% - continued
310 Loews Corporation $ 32,727
10,281 M&T Bank Corporation 2,277,961
5 Markel Group, Inc.
b
10,203
699 MarketAxess Holdings, Inc. 118,292
9,150 Marsh & McLennan Companies,
Inc. 1,721,939
7,422 Mastercard , Inc. 3,998,899
2,315 Mercantile Bank Corporation 120,334
55,620 MetLife, Inc. 4,387,306
38,534 MGIC Investment Corporation 1,037,335
3,245 Moody's Corporation 1,672,992
54,057 Morgan Stanley 9,881,620
4,057 Morningstar, Inc. 819,879
446 MSCI, Inc. 271,712
24,307 Nasdaq, Inc. 2,355,105
1,749 National Bank Holdings
Corporation 70,275
3,606 NBT Bancorp, Inc. 160,215
9,039 NMI Holdings, Inc.
b
349,990
2,035 Northeast Community Bancorp,
Inc. 48,026
15,183 Northern Trust Corporation 2,268,796
4,119 Northfield Bancorp, Inc. 50,746
17,575 Northwest Bancshares, Inc. 226,366
5,848 OFG Bancorp 235,674
79,226 Old National Bancorp 1,935,491
81,590 Old Republic International
Corporation 3,195,880
12,340 Old Second Bancorp, Inc. 244,826
4,354 OneMain Holdings, Inc. 285,361
1,696 Orange County Bancorp, Inc. 52,271
6,542 Orrstown Financial Services, Inc. 235,643
489 Palomar Holdings, Inc.
b
60,436
26 Park National Corporation 4,236
1,505 Parke Bancorp, Inc. 41,102
796 Paymentus Holdings, Inc.
b
21,277
1,918 PCB Bancorp 43,040
316 PennyMac Financial Services, Inc. 31,575
1,787 Peoples Bancorp, Inc./OH 58,113
945 Peoples Financial Services
Corporation 49,235
1,747 Pinnacle Financial Partners, Inc. 166,122
236 Piper Sandler Companies 81,739
411 PNC Financial Services Group,
Inc. 91,776
4,871 Popular, Inc. 650,425
1,391 Principal Financial Group, Inc. 131,756
4,818 Progressive Corporation 1,002,144
846 Prosperity Bancshares, Inc. 58,382
1,667 Provident Financial Services, Inc. 36,907
2,202 Prudential Financial, Inc. 244,664
5,527 Radian Group, Inc. 181,838
967 Raymond James Financial, Inc. 160,387
2,739 Regions Financial Corporation 78,062
947 Reinsurance Group of America,
Inc. 192,004
934 RenaissanceRe Holdings, Ltd. 263,108
309 Renasant Corporation 11,652
1,215 RLI Corporation 70,992
50,593 Robinhood Markets, Inc.
b
5,032,992
1,697 Rocket Companies, Inc. 30,427
4,376 S&P Global, Inc. 2,309,609
25,692 SEI Investments Company 2,257,042
431 Selective Insurance Group, Inc. 36,238
206 ServisFirst Bancshares, Inc. 16,861
3,583 Shore Bancshares, Inc. 67,970
Shares Common Stock  46.0% Value
Financials  6.8% - continued
3,191 Simmons First National
Corporation $ 64,873
2,571 South Plains Financial, Inc. 107,108
1,771 Southern Missouri Bancorp, Inc. 110,811
7,441 SouthState Bank Corporation 761,438
1,103 Starwood Property Trust, Inc. 19,777
2,275 State Street Corporation 297,707
1,614 StepStone Group, Inc. 114,094
5,338 Stifel Financial Corporation 658,175
12,401 Stock Yards Bancorp, Inc. 839,424
165 StoneX Group, Inc.
b
18,523
514 Synchrony Financial 37,332
208 Texas Capital Bancshares, Inc.
b
21,043
1,916 Third Coast Bancshares, Inc.
b
77,713
23,538 Toast, Inc.
b
732,267
1,188 Tompkins Financial Corporation 95,183
2,415 Towne Bank/Portsmouth, VA 84,525
1,182 TPG RE Finance Trust, Inc. 10,673
1,081 TPG, Inc. 63,682
9,691 Tradeweb Markets, Inc. 998,851
47,348 Triumph Financial, Inc.
b
2,987,185
1,674 U.S. Bancorp 93,928
817 UMB Financial Corporation 103,873
1,054 United Bankshares , Inc. 44,616
3,180 United Community Banks, Inc. 109,487
889 Unity Bancorp, Inc. 47,970
1,934 Univest Financial Corporation 64,093
4,060 Unum Group 308,438
3,810 Valley National Bancorp 47,473
1,733 Virtu Financial, Inc. 71,937
31,679 Visa, Inc. 10,195,253
1,867 Washington Trust Bancorp, Inc. 64,169
1,921 Webster Financial Corporation 126,344
188,641 Wells Fargo & Company 17,070,124
11,484 WesBanco , Inc. 405,270
1,099 Western Alliance Bancorp 97,976
9,479 Western Union Company 88,818
224 Willis Towers Watson plc 71,113
9,363 Wintrust Financial Corporation 1,380,949
4,664 WisdomTree , Inc. 75,557
113 WSFS Financial Corporation 7,314
11,041 Zions Bancorp NA 661,466
Total 225,767,985
Health Care  5.2%
3,080 4D Molecular Therapeutics, Inc.
b
27,289
1,564 AbbVie, Inc. 348,788
2,941 Adaptive Biotechnologies
Corporation
b
54,409
103,763 ADMA Biologics, Inc.
b
1,795,100
22,701 Agilent Technologies, Inc. 3,038,529
738 Agios Pharmaceuticals, Inc.
b
20,251
1,458 Align Technology, Inc.
b
237,698
541 Alkermes plc
b
18,335
2,945 Alnylam Pharmaceuticals, Inc.
b
995,587
9,918 Amgen, Inc. 3,390,766
1,856 Amneal Pharmaceuticals, Inc.
b
25,390
1,005 Anika Therapeutics, Inc.
b
9,276
2,310 Arcus Biosciences, Inc.
b
48,602
1,300 Argenx SE ADR
b
1,092,650
532 Artivion , Inc.
b
21,690
10,255 Avantor , Inc.
b
111,985
1,288 Azenta , Inc.
b
50,077
830 Biogen, Inc.
b
149,309
55,030 BioMarin Pharmaceutical, Inc.
b
3,111,396

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Health Care  5.2% - continued
2,611 Bio- Techne Corporation $ 167,339
34,800 Boston Scientific Corporation
b
3,254,844
6,444 BridgeBio Pharma, Inc.
b
497,928
8,792 Bristol-Myers Squibb Company 484,000
12,393 Bruker Corporation 548,886
716 Cardinal Health, Inc. 153,854
2,167 CareDx , Inc.
b
44,532
9,787 Cencora , Inc. 3,515,686
1,073 Centene Corporation
b
46,482
1,809 Charles River Laboratories
International, Inc.
b
380,758
19,980 Cigna Group 5,476,718
54,245 Concentra Group Holdings Parent,
Inc. 1,203,154
5,274 Cooper Companies, Inc.
b
429,198
5,961 CorVel Corporation
b
415,064
25,631 Danaher Corporation 5,610,370
58 DaVita, Inc.
b
6,342
3,463 Denali Therapeutics, Inc.
b
75,286
5,367 Dentsply Sirona, Inc. 66,927
8,284 Dexcom , Inc.
b
605,063
335 Doximity , Inc.
b
12,552
2,500 Dyne Therapeutics, Inc.
b
44,725
2,242 Edwards Lifesciences
Corporation
b
182,409
9,688 Elanco Animal Health, Inc.
b
233,287
11,335 Eli Lilly & Company 11,756,095
2,980 Enanta Pharmaceuticals, Inc.
b
38,442
35,332 Encompass Health Corporation 3,339,934
860 Envista Holdings Corporation
b
20,184
19,543 Exelixis , Inc.
b
808,298
2,774 Fate Therapeutics, Inc.
b
3,301
6,214 Fortrea Holdings, Inc.
b
104,457
1,469 GE HealthCare Technologies, Inc. 116,007
5,428 GeneDx Holdings Corporation
b
522,499
42,663 Gilead Sciences, Inc. 6,056,013
1,511 Globus Medical, Inc.
b
137,017
6,913 Guardant Health, Inc.
b
788,359
18,457 HealthEquity , Inc.
b
1,581,211
1,796 Henry Schein, Inc.
b
135,562
170 Humana, Inc. 33,184
13,695 ICON plc
b
2,468,524
7,568 ICU Medical, Inc.
b
1,134,443
5,742 IDEXX Laboratories, Inc.
b
3,849,781
10,409 Illumina, Inc.
b
1,507,327
6,544 Incyte Corporation
b
654,858
724 Indivior Pharmaceuticals, Inc.
b
25,615
45 Insmed , Inc.
b
7,059
970 Inspire Medical Systems, Inc.
b
73,507
2,447 Insulet Corporation
b
625,967
13,254 Intuitive Surgical, Inc.
b
6,682,932
1,056 Ionis Pharmaceuticals, Inc.
b
87,300
1,194 IQVIA Holding, Inc.
b
274,799
6,991 iRhythm Holdings, Inc.
b
1,080,179
702 Jazz Pharmaceuticals, Inc.
b
115,472
60,871 Johnson & Johnson 13,832,935
26,479 Labcorp Holdings, Inc. 7,189,578
8,055 LeMaitre Vascular, Inc. 684,433
431 LivaNova plc
b
28,321
345 Masimo Corporation
b
47,379
4,401 Medpace Holdings, Inc.
b
2,563,494
40,363 Medtronic plc 4,155,774
101,140 Merck & Company, Inc. 11,152,708
20,950 Merit Medical Systems, Inc.
b
1,698,836
1,507 Mettler -Toledo International, Inc.
b
2,069,473
Shares Common Stock  46.0% Value
Health Care  5.2% - continued
4,518 Mirum Pharmaceuticals, Inc.
b
$ 466,348
2,039 Moderna , Inc.
b
89,859
2,012 Myriad Genetics, Inc.
b
11,307
5,771 Natera , Inc.
b
1,333,909
7,497 Neogen Corporation
b
76,619
6,226 Neurocrine Biosciences, Inc.
b
847,110
424 Option Care Health, Inc.
b
14,416
8,631 Penumbra, Inc.
b
3,091,365
20,598 Pfizer, Inc. 544,611
705 Prestige Consumer Healthcare,
Inc.
b
45,451
20,841 Progyny , Inc.
b
497,475
1,330 QIAGEN NV 71,381
185 Quest Diagnostics, Inc. 34,601
7,854 RadNet , Inc.
b
550,565
2,122 REGENXBIO, Inc.
b
23,682
16,498 Repligen Corporation
b
2,464,306
181 ResMed , Inc. 46,754
565 Revolution Medicines, Inc.
b
54,777
1,089 Revvity , Inc. 118,483
20,943 Royalty Pharma plc 872,904
37,086 Sanofi SA ADR 1,744,525
1,244 Sotera Health Company
b
22,541
19,193 STERIS plc 5,040,082
59,309 Stevanato Group SPA 924,034
5,509 Stryker Corporation 2,035,906
13,311 Teleflex, Inc. 1,389,269
1,689 Tenet Healthcare Corporation
b
319,694
2,433 Thermo Fisher Scientific, Inc. 1,407,758
46,420 Twist Bioscience Corporation
b
1,906,469
8,825 UFP Technologies, Inc.
b
2,216,311
2,023 United Therapeutics Corporation
b
949,778
14,068 UnitedHealth Group, Inc. 4,036,531
1,013 Universal Health Services, Inc. 203,876
598 Varex Imaging Corporation
b
8,336
1,250 Vaxcyte , Inc.
b
66,963
10,015 Veeva Systems, Inc.
b
2,042,259
16,070 Vericel Corporation
b
578,199
4,450 Vertex Pharmaceuticals, Inc.
b
2,091,055
33,202 Viatris , Inc. 434,614
74 Waters Corporation
b
27,433
44,341 Waystar Holding Corporation
b
1,177,697
6,480 West Pharmaceutical Services,
Inc. 1,497,658
3,540 Xencor , Inc.
b
42,799
970 Xenon Pharmaceuticals, Inc.
b
39,780
57,671 Zimmer Biomet Holdings, Inc. 5,021,414
8,643 Zoetis, Inc. 1,078,819
Total 173,013,511
Industrials  6.2%
3,883 3M Company 594,720
1,840 A.O. Smith Corporation 135,222
11,569 AAON, Inc. 1,053,473
4,911 Acuity, Inc. 1,518,678
14,353 Advanced Drainage Systems, Inc. 2,182,230
246 AECOM 23,722
244 AGCO Corporation 27,672
20,432 Alight, Inc. 31,261
1,855 Allegheny Technologies, Inc.
b
223,156
9,278 Allegion plc 1,534,488
716 Allison Transmission Holdings, Inc. 77,829
91,240 Amentum Holdings, Inc.
b
3,264,567
1,256 American Superconductor
Corporation
b
37,580

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Industrials  6.2% - continued
18,828 AMETEK, Inc. $ 4,217,095
2,180 API Group Corporation
b
90,623
6,585 Applied Industrial Technologies,
Inc. 1,714,800
847 Arcosa , Inc. 96,956
2,021 Armstrong World Industries, Inc. 371,339
12,470 Atmus Filtration Technologies, Inc. 722,886
10,430 Automatic Data Processing, Inc. 2,574,333
2,337 Axon Enterprise, Inc.
b
1,130,126
272 AZZ, Inc. 33,807
20,403 Badger Infrastructure Solutions,
Ltd. 1,153,620
45,073 Barrett Business Services, Inc. 1,712,774
2,223 Brady Corporation 192,223
92 Brink's Company 11,688
203 Broadridge Financial Solutions,
Inc. 40,013
22,916 BWX Technologies, Inc. 4,707,634
138 CACI International, Inc.
b
85,640
7,438 Casella Waste Systems, Inc.
b
750,345
16,536 Caterpillar, Inc. 10,870,105
19,102 CECO Environmental Corporation
b
1,288,048
4,573 Cintas Corporation 875,226
5,823 Clean Harbors, Inc.
b
1,513,456
374,852 CNH Industrial NV 4,033,408
17,806 Copart , Inc.
b
722,567
6,905 CRA International, Inc. 1,304,631
322 Crane Company 58,810
5,607 CSW Industrials, Inc. 1,513,778
248,575 CSX Corporation 9,386,192
751 Cummins, Inc. 434,694
1,673 Curtiss-Wright Corporation 1,098,642
119,447 Delta Air Lines, Inc. 7,870,363
3,993 DNOW, Inc.
b
60,654
2,049 Donaldson Company, Inc. 208,875
114 Dycom Industries, Inc.
b
41,540
4,517 EMCOR Group, Inc. 3,255,537
1,726 Energy Recovery, Inc.
b
25,182
35,783 Enerpac Tool Group Corporation 1,444,202
1,267 EnerSys 228,301
3,936 EnPro , Inc. 939,838
254 Equifax, Inc. 51,156
2,574 ExlService Holdings, Inc.
b
100,772
9,397 Expeditors International of
Washington, Inc. 1,508,594
174,374 Fastenal Company 7,560,857
5,832 Federal Signal Corporation 630,381
4,439 Ferguson Enterprises, Inc. 1,120,670
88,479 Flowserve Corporation 6,914,634
887 Fortive Corporation 46,842
2,493 Fortune Brands Innovations, Inc. 134,871
2,369 FTAI Aviation, Ltd. 645,126
1,337 Gates Industrial Corporation plc
b
30,778
462 Generac Holdings, Inc.
b
77,634
15,807 General Dynamics Corporation 5,549,680
20,024 General Electric Company 6,143,163
2,440 Genpact , Ltd. 107,604
7,098 Graco , Inc. 619,868
10,714 Great Lakes Dredge & Dock
Corporation
b
160,496
79 HEICO Corporation 20,113
18,588 Helios Technologies, Inc. 1,204,131
64,098 Hexcel Corporation 5,307,955
905 HNI Corporation 43,250
33,296 Honeywell International, Inc. 7,575,506
Shares Common Stock  46.0% Value
Industrials  6.2% - continued
19,300 Howmet Aerospace, Inc. $ 4,015,944
92 Hubbell, Inc. 44,890
1,927 Hudson Technologies, Inc.
b
13,817
511 Huntington Ingalls Industries, Inc. 214,881
6,148 Huron Consulting Group, Inc.
b
1,039,012
13,590 ICF International, Inc. 1,267,267
5,593 IDEX Corporation 1,110,490
2,519 IES Holdings, Inc.
b
957,951
1,499 Ingersoll Rand, Inc. 129,049
282 Insteel Industries, Inc. 9,345
2,487 ITT Corporation 453,380
26,962 Jacobs Solutions, Inc. 3,646,880
20,815 JB Hunt Transport Services, Inc. 4,219,617
11 Johnson Controls International plc 1,312
1,263 Kirby Corporation
b
148,605
591 Knight-Swift Transportation
Holdings, Inc. 32,564
15,943 Korn Ferry 1,107,560
19,908 L3Harris Technologies, Inc. 6,825,458
6,157 Leidos Holdings, Inc. 1,159,240
15,771 Limbach Holdings, Inc.
b
1,355,991
6,217 Lincoln Electric Holdings, Inc. 1,649,681
1,877 Lyft, Inc.
b
31,665
3,552 Masco Corporation 234,752
235 MasTec , Inc.
b
56,513
498 Maximus, Inc. 47,031
1,518 McGrath RentCorp 169,545
8,358 Mercury Systems, Inc.
b
784,649
2,111 Middleby Corporation
b
310,676
9,108 Modine Manufacturing Company
b
1,681,883
9,394 Moog, Inc. 2,868,458
1,423 Mueller Industries, Inc. 193,727
36,357 Mueller Water Products, Inc. 984,184
2,165 Nextpower , Inc.
b
253,500
101 Nordson Corporation 27,728
48,156 NPK International, Inc.
b
665,034
15,331 nVent Electric plc 1,721,058
13,675 Old Dominion Freight Line, Inc. 2,368,510
6,974 Oshkosh Corporation 1,003,001
7,440 Otis Worldwide Corporation 635,525
717 Owens Corning, Inc. 85,925
7,064 Parker-Hannifin Corporation 6,610,774
1,311 Paychex, Inc. 135,203
373 Paylocity Holding Corporation
b
50,348
5,652 Pentair plc 595,551
5,900 Quanta Services, Inc. 2,800,317
3,365 RBC Bearings, Inc.
b
1,681,390
252 Regal Rexnord Corporation 40,698
3,950 Republic Services, Inc. 849,605
1,709 Robert Half, Inc. 59,148
10,281 Rockwell Automation, Inc. 4,334,984
81 Ryder System, Inc. 15,494
840 Science Applications International
Corporation 85,478
2,710 Sensata Technologies Holding plc 93,739
271 SkyWest, Inc.
b
26,157
396 SPX Technologies, Inc.
b
82,530
1,155 SS&C Technologies Holdings, Inc. 94,583
2,765 Stanley Black & Decker, Inc. 217,495
2,380 Sterling Construction Company,
Inc.
b
851,826
500 Tetra Tech, Inc. 18,830
800 Textron, Inc. 70,448
16,242 Timken Company 1,513,592
3,071 Toro Company 280,997

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Industrials  6.2% - continued
1,547 Trane Technologies plc $ 650,637
10,296 TransUnion 813,590
806 Trex Company, Inc.
b
33,385
34,034 Uber Technologies, Inc.
b
2,724,422
11,729 UL Solutions, Inc. 823,728
578 UniFirst Corporation/MA 124,270
4,743 Union Pacific Corporation 1,115,079
1,588 United Airlines Holdings, Inc.
b
162,484
1,804 United Rentals, Inc. 1,410,836
10,850 Veralto Corporation 1,073,933
9,896 Verisk Analytics, Inc. 2,151,984
2,718 Verra Mobility Corporation
b
52,457
8,559 Vertiv Holdings Company 1,593,515
1,013 Wabtec Corporation 233,132
2,335 Waste Management, Inc. 518,930
5,333 WESCO International, Inc. 1,543,530
131 Woodward, Inc. 41,637
11,189 Xylem, Inc. 1,542,627
2,601 Zurn Elkay Water Solutions
Corporation 119,932
Total 203,804,223
Information Technology  11.6%
3,657 Adobe, Inc.
b
1,072,415
15,890 Advanced Micro Devices, Inc.
b
3,761,640
10,141 Agilysys , Inc.
b
879,732
1,705 Akamai Technologies, Inc.
b
165,641
1,126 Ambarella , Inc.
b
72,109
3,019 Amkor Technology, Inc. 145,908
45,364 Amphenol Corporation 6,536,045
5,574 Analog Devices, Inc. 1,732,845
145,365 Apple, Inc. 37,719,310
6,298 Applied Materials, Inc. 2,029,971
8,490 AppLovin Corporation
b
4,016,704
52,151 Arista Networks, Inc.
b
7,391,883
318 Arrow Electronics, Inc.
b
42,132
2,679 ASGN, Inc.
b
139,549
158 Astera Labs, Inc.
b
23,798
12,508 Autodesk, Inc.
b
3,162,898
4,284 Bel Fuse, Inc. 861,898
805 Blackbaud , Inc.
b
43,229
7,924 BlackLine , Inc.
b
368,228
57,091 Broadcom, Inc. 18,914,248
3,067 Cadence Design Systems, Inc.
b
908,936
177 Calix, Inc.
b
7,907
379 Ciena Corporation
b
95,436
1,438 Cirrus Logic, Inc.
b
187,429
152,767 Cisco Systems, Inc. 11,964,711
4,833 Cloudflare , Inc.
b
857,133
25,143 Cognex Corporation 974,040
2,223 Cognizant Technology Solutions
Corporation 182,419
7,417 Coherent Corporation
b
1,573,739
561 CommVault Systems, Inc.
b
48,078
4,669 Corning, Inc. 482,074
17,946 Crane NXT Company 906,632
180 Credo Technology Group Holding,
Ltd.
b
22,550
106 CTS Corporation 5,449
2,165 CyberArk Software, Ltd.
b
932,747
10,956 Datadog , Inc.
b
1,416,830
16,856 DigitalOcean Holdings, Inc.
b
931,294
41 DocuSign, Inc.
b
2,154
1,200 Dolby Laboratories, Inc. 77,028
31,668 Dynatrace Holdings, LLC
b
1,206,234
Shares Common Stock  46.0% Value
Information Technology  11.6% - continued
1,311 Enphase Energy, Inc.
b
$ 48,481
782 EPAM Systems, Inc.
b
163,125
796 F5, Inc.
b
219,386
5,859 Fabrinet
b
2,867,629
9,666 Flex, Ltd.
b
609,345
29,979 Fortinet, Inc.
b
2,436,094
690 Freshworks , Inc.
b
7,438
2,824 Gen Digital, Inc. 67,748
15,897 Gitlab , Inc.
b
556,077
3,289 GoDaddy , Inc.
b
330,610
76,475 GPGI, Inc.
b
1,802,516
13,685 Guidewire Software, Inc.
b
1,926,301
9,929 Hewlett Packard Enterprise
Company 213,672
3,529 I3 Verticals, Inc.
b
78,379
4,847 Impinj , Inc.
b
669,371
1,524 InterDigital , Inc. 497,495
18,900 International Business Machines
Corporation 5,796,630
68,343 JFrog , Ltd.
b
3,745,196
8,976 Keysight Technologies, Inc.
b
1,941,778
892 KLA Corporation 1,273,722
2,718 Knowles Corporation
b
65,884
36,357 Lam Research Corporation 8,487,905
28,898 Lattice Semiconductor
Corporation
b
2,326,867
4,857 Littelfuse , Inc. 1,572,502
5,604 Lumentum Holdings, Inc.
b
2,195,871
662 MACOM Technology Solutions
Holdings, Inc.
b
145,018
242 Manhattan Associates, Inc.
b
36,544
13,392 Marvell Technology, Inc. 1,056,897
4,116 Microchip Technology, Inc. 312,487
22,595 Micron Technology, Inc. 9,374,214
119,930 Microsoft Corporation 51,604,680
4,949 MKS, Inc. 1,165,044
12,646 Monday.com, Ltd.
b
1,451,129
247 MongoDB, Inc.
b
91,719
4,201 Monolithic Power Systems, Inc. 4,722,554
5,936 Motorola Solutions, Inc. 2,389,477
4,660 Napco Security Technologies, Inc. 171,907
4,938 NetApp, Inc. 475,776
248,529 Nokia Oyj ADR
a
1,598,041
4,353 Novanta , Inc.
b
585,653
325,741 NVIDIA Corporation 62,258,877
2,544 NXP Semiconductors NV 575,300
2,693 ON Semiconductor Corporation
b
161,284
17,386 Onto Innovation, Inc.
b
3,512,841
35,984 Oracle Corporation 5,922,247
30,566 Palantir Technologies, Inc.
b
4,480,670
45,171 Pegasystems , Inc. 1,973,521
5,420 Plexus Corporation
b
1,080,369
1,986 PTC, Inc.
b
310,074
279 Q2 Holdings, Inc.
b
17,089
1,180 Qnity Electronics, Inc. 113,492
59,023 Qualcomm, Inc. 8,947,297
7,581 Rambus, Inc.
b
862,945
352 Roper Industries, Inc. 130,673
3,805 Salesforce, Inc. 807,763
131,032 Samsung Electronics Company,
Ltd. 14,475,731
604 SanDisk Corporation/ DE
b
348,055
178 Sanmina Corporation
b
25,219
39,245 ServiceNow , Inc.
b
4,592,057
25,527 Shopify, Inc.
b
3,349,908

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Information Technology  11.6% - continued
14,633 Silicon Laboratories, Inc.
b
$ 2,084,471
2,269 SiTime Corporation
b
823,897
3,689 Skyworks Solutions, Inc. 205,699
6,176 Snowflake, Inc.
b
1,190,115
7,296 Sprout Social, Inc.
b
66,029
2,476 Synopsys, Inc.
b
1,151,625
37,732 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 12,472,690
45,179 TD SYNNEX Corporation 7,168,552
9,312 TE Connectivity plc 2,074,527
606 Teledyne Technologies, Inc.
b
375,902
1,210 Tenable Holdings, Inc.
b
26,693
7,365 Teradyne, Inc. 1,775,333
7,907 Texas Instruments, Inc. 1,704,354
48,357 Trimble, Inc.
b
3,268,933
21,533 TTM Technologies, Inc.
b
2,114,541
2,536 Tyler Technologies, Inc.
b
936,798
3,186 Unity Software, Inc.
b
92,713
921 Varonis Systems, Inc.
b
27,483
4,448 VeriSign, Inc. 1,086,335
5,055 Vistance Networks, Inc.
b
90,990
22,482 Vontier Corporation 843,075
5,789 Western Digital Corporation 1,448,581
188 Workday, Inc.
b
33,018
7,186 Zebra Technologies Corporation
b
1,688,566
1,536 Zoom Communications, Inc.
b
141,466
282 Zscaler , Inc.
b
56,403
Total 383,838,366
Materials  1.6%
172 Air Products and Chemicals, Inc. 46,870
5,586 Albemarle Corporation 953,139
4,786 Alcoa Corporation 271,893
27,870 Amcor plc 1,233,248
1,134 AngloGold Ashanti plc 105,315
1,292 AptarGroup, Inc. 161,435
19,696 Ashland, Inc. 1,204,607
1,565 Avery Dennison Corporation 290,323
3,291 Avient Corporation 118,970
4,208 Balchem Corporation 716,075
3,392 Ball Corporation 192,903
1,924 Celanese Corporation 85,503
89,473 CF Industries Holdings, Inc. 8,341,568
7,275 Coeur Mining, Inc.
b
148,701
1,512 Commercial Metals Company 116,227
28,416 Constellium SE
b
638,508
4,008 Corteva , Inc. 291,782
40,583 Crown Holdings, Inc. 4,248,228
5,384 DuPont de Nemours, Inc. 236,465
25,000 Eastman Chemical Company 1,733,000
9,633 Ecolab, Inc. 2,716,410
42,158 Element Solutions, Inc. 1,226,798
17,977 Freeport-McMoRan, Inc. 1,082,755
17,602 Greif, Inc. 1,243,053
5,512 Hecla Mining Company 124,130
12,906 Huntsman Corporation 139,643
1,150 Ingevity Corporation
b
75,658
721 International Flavors & Fragrances,
Inc. 50,333
55,230 International Paper Company 2,226,874
91,373 Ivanhoe Mines, Ltd.
b
1,155,541
779 Kaiser Aluminum Corporation 95,521
6,412 Linde plc 2,930,092
9,473 Louisiana-Pacific Corporation 793,269
Shares Common Stock  46.0% Value
Materials  1.6% - continued
2,389 Martin Marietta Materials, Inc. $ 1,557,509
1,060 Minerals Technologies, Inc. 69,706
9,767 Mosaic Company 268,592
42 NewMarket Corporation 28,173
12,217 Newmont Corporation 1,372,580
40,092 Nucor Corporation 7,125,150
1,747 O-I Glass, Inc.
b
26,694
8,760 Orion SA 54,137
4,438 Packaging Corporation of America 987,677
2,049 PPG Industries, Inc. 236,926
146 Reliance, Inc. 48,107
1,100 Royal Gold, Inc. 289,641
1,210 Scotts Miracle- Gro Company 77,706
786 Sensient Technologies Corporation 74,293
3,648 Smurfit WestRock plc 151,866
46,190 Solstice Advanced Materials, Inc.
b
2,853,156
1,600 Sonoco Products Company 76,800
15,407 Steel Dynamics, Inc. 2,766,635
629 Stepan Company 36,237
1,207 Vulcan Materials Company 362,752
Total 53,459,174
Real Estate  1.2%
12,659 Agree Realty Corporation 914,360
1,843 Alpine Income Property Trust, Inc. 32,474
3,564 Americold Realty Trust, Inc. 44,229
8,518 AvalonBay Communities, Inc. 1,513,393
10,415 Brixmor Property Group, Inc. 279,018
925 Broadstone Net Lease, Inc. 17,122
1,656 CareTrust REIT, Inc. 61,835
29,454 CBRE Group, Inc.
b
5,016,900
6,697 Colliers International Group, Inc. 915,480
6,158 Compass, Inc.
b
77,098
14,190 CoStar Group, Inc.
b
872,685
8,172 Cousins Properties, Inc. 206,261
61,955 Crown Castle, Inc. 5,378,314
3,617 Curbline Properties Corporation 87,712
1,326 Cushman & Wakefield, Ltd.
b
21,799
2,410 Digital Realty Trust, Inc. 399,939
10,560 Easterly Government Properties,
Inc. 246,998
12,466 EPR Properties 676,156
11,962 Equity Lifestyle Properties, Inc. 755,640
72,305 Essential Properties Realty Trust,
Inc. 2,195,180
263 Essex Property Trust, Inc. 66,242
7,901 Extra Space Storage, Inc. 1,090,101
622 Federal Realty Investment Trust 62,922
36,741 First Industrial Realty Trust, Inc. 2,132,080
4,866 Getty Realty Corporation 145,299
156 Global Net Lease, Inc. 1,476
221,494 Healthcare Realty Trust, Inc. 3,718,884
55,930 Host Hotels & Resorts, Inc. 1,036,383
420 Howard Hughes Holdings, Inc.
b
34,297
8,622 Independence Realty Trust, Inc. 143,987
28,832 Industrial Logistics Properties Trust 153,675
11,488 Innovative Industrial Properties,
Inc. 555,100
8,720 InvenTrust Properties Corporation 256,281
3,569 Iron Mountain, Inc. 328,812
436 Jones Lang LaSalle, Inc.
b
156,049
2,466 Kimco Realty Corporation 51,983
127 Lamar Advertising Company 16,295
3,757 Macerich Company 71,120
33,638 Medical Properties Trust, Inc. 168,863

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.0% Value
Real Estate  1.2% - continued
56,664 Millrose Properties, Inc. $ 1,688,587
215 National Health Investors, Inc. 17,656
6,810 NetSTREIT Corporation 128,300
494 NNN REIT, Inc. 20,585
384 Omega Healthcare Investors, Inc. 16,850
17,417 Outfront Media, Inc. 423,581
8,142 Park Hotels & Resorts, Inc. 88,992
2,832 Peakstone Realty Trust 44,236
1,704 Postal Realty Trust, Inc. 31,064
551 Realty Income Corporation 33,699
850 Regency Centers Corporation 61,939
1,495 Rexford Industrial Realty, Inc. 60,592
7,134 RLJ Lodging Trust 53,006
525 Ryman Hospitality Properties 49,718
31,453 Sabra Health Care REIT, Inc. 589,115
15,439 Safehold , Inc. 217,844
5,284 SBA Communications Corporation 972,837
36,655 Sila Realty Trust, Inc. 892,549
164 Simon Property Group, Inc. 31,375
5,544 STAG Industrial, Inc. 207,955
7,577 Summit Hotel Properties, Inc. 33,490
66,098 Tanger , Inc. 2,162,727
33,438 Terreno Realty Corporation 2,057,775
1,814 Ventas, Inc. 140,893
521 Zillow Group, Inc., Class A
b
32,427
5,770 Zillow Group, Inc., Class C
b
363,683
Total 40,323,917
Utilities  1.5%
67,373 AES Corporation 987,014
17,566 Alliant Energy Corporation 1,157,775
2,732 American States Water Company 199,327
1,770 American Water Works Company,
Inc. 228,560
523 Artesian Resources Corporation 17,447
686 Avista Corporation 28,325
2,688 Black Hills Corporation 196,170
286 California Water Service Group 12,784
30,034 CenterPoint Energy, Inc. 1,192,049
8,166 Clearway Energy, Inc., Class A 275,766
8,336 Clearway Energy, Inc., Class C 301,346
730 Consolidated Edison, Inc. 77,840
24,517 Constellation Energy Corporation 6,881,432
300 DTE Energy Company 40,314
58,719 Duke Energy Corporation 7,125,551
45,009 Edison International 2,803,161
94,523 Entergy Corporation 9,063,810
44,637 Evergy , Inc. 3,424,997
4,495 Eversource Energy 310,739
6,362 Exelon Corporation 284,890
2,863 FirstEnergy Corporation 135,534
838 Middlesex Water Company 43,894
480 National Fuel Gas Company 40,200
7,774 New Jersey Resources
Corporation 384,658
27,424 NiSource, Inc. 1,214,609
9,858 Northwestern Energy Group, Inc. 668,964
711 OGE Energy Corporation 31,057
1,472 Otter Tail Corporation 131,244
57,863 PG&E Corporation 892,247
558 Pinnacle West Capital Corporation 52,207
65,026 Portland General Electric
Company 3,267,557
13,269 Spire, Inc. 1,121,098
80,522 UGI Corporation 3,229,737
Shares Common Stock  46.0% Value
Utilities  1.5% - continued
1,965 Unitil Corporation $ 100,038
30,865 Vistra Energy Corporation 4,887,473
2,725 XPLR Infrastructure, LP
b
26,542
Total 50,836,356
Total Common Stock
(cost $1,151,317,886) 1,524,239,323
Shares
Registered Investment
Companies   35.9% Value
U.S. Affiliated   35.3%
5,693,000 Thrivent Core Emerging Markets
Equity Fund 74,521,373
9,744,052 Thrivent Core International Equity
Fund 126,282,919
2,632,453 Thrivent Global Stock Fund, Class
S 79,210,524
16,514,567 Thrivent International Equity Fund,
Class S 220,304,326
11,367,034 Thrivent Large Cap Growth Fund,
Class S 274,513,862
4,667,549 Thrivent Large Cap Value Fund,
Class S 158,696,670
2,680,961 Thrivent Mid Cap Stock Fund,
Class S 92,412,710
3,654,322 Thrivent Mid Cap Value ETF 57,872,401
1,939,860 Thrivent Small Cap Stock Fund,
Class S 66,168,614
702,830 Thrivent Small Cap Value ETF 20,076,690
Total 1,170,060,089
U.S. Unaffiliated   0.6%
7,242 Invesco QQQ Trust Series 1 4,503,582
4,855 iShares Biotechnology ETF 837,148
3,087 iShares Semiconductor ETF 1,069,028
4,079 State Street Industrial Select
Sector SPDR ETF 674,830
12,894 State Street SPDR S&P 500 ETF
Trust 8,922,261
12,092 State Street SPDR S&P Biotech
ETF 1,508,477
1,773 VanEck Semiconductor ETF 715,335
Total 18,230,661
Total Registered Investment
Companies (cost $760,799,250) 1,188,290,750
Principal
Amount Long-Term Fixed Income 2.9% Value
Commercial Mortgage-Backed Securities  0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,240,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
c
1,287,919
500,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
c,d
503,017
Total 1,790,936
Mortgage-Backed Securities  1.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
501,988 2.000%,  5/1/2051 413,514

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  2.9% Value
Mortgage-Backed Securities  1.4% - continued
$ 785,129 2.500%,  5/1/2051 $ 675,848
541,554 4.000%,  5/1/2052 521,742
168,936 5.000%,  7/1/2053 170,569
1,215,308 5.500%,  7/1/2053 1,249,149
770,043 5.000%,  8/1/2053 779,356
1,764,521 5.500%,  9/1/2053 1,822,249
48,690 5.500%,  9/1/2055
e
49,833
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
124,084 2.500%,  7/1/2030 120,715
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,800,000 5.000%,  2/1/2041
e
4,853,885
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
433,334 3.000%,  8/1/2038 414,536
555,564 3.500%,  5/1/2040 532,309
385,740 2.500%,  4/1/2042 348,091
1,667,889 5.000%,  10/1/2045 1,684,320
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
701,281 3.000%,  1/1/2052 627,188
105,707 2.000%,  2/1/2051 87,076
180,752 2.000%,  2/1/2051 148,894
597,412 2.500%,  2/1/2051 517,589
1,298,224 5.500%,  2/1/2055 1,332,238
1,231,546 2.000%,  3/1/2051 1,007,282
1,527,398 4.000%,  3/1/2051 1,483,274
245,000 2.000%,  3/1/2052 202,283
786,246 3.000%,  3/1/2052 703,759
279,151 3.000%,  4/1/2051 247,947
657,865 5.500%,  4/1/2054 678,360
498,886 3.000%,  5/1/2050 443,420
215,102 2.000%,  5/1/2051 176,281
371,524 3.000%,  5/1/2051 337,339
1,036,880 2.000%,  6/1/2050 850,652
310,262 3.000%,  6/1/2050 282,492
365,821 4.000%,  6/1/2052 351,461
129,785 5.000%,  6/1/2053 131,233
626,859 2.500%,  7/1/2051 542,978
473,429 3.500%,  7/1/2051 442,705
254,882 4.000%,  7/1/2052 244,877
522,840 3.500%,  8/1/2050 490,632
4,562,831 2.500%,  8/1/2051 3,895,239
729,529 3.500%,  8/1/2052 675,535
3,102,720 4.500%,  8/1/2052 3,054,035
1,060,967 5.000%,  8/1/2053 1,072,477
1,103,695 6.000%,  8/1/2054 1,162,964
182,720 3.500%,  9/1/2052 170,296
359,231 3.500%,  9/1/2052 335,891
802,231 5.000%,  9/1/2052 811,489
2,613,047 4.500%,  9/1/2053 2,579,386
933,927 4.500%,  9/1/2053 923,506
924,704 4.000%,  10/1/2052 892,242
213,725 2.000%,  11/1/2051 176,051
266,817 3.500%,  11/1/2052 249,852
884,657 2.000%,  12/1/2050 729,063
742,504 2.500%,  12/1/2051 640,886
1,039,972 4.500%,  12/1/2052 1,028,018
1,325,000 5.000%,  2/1/2042
e
1,324,635
1,125,000 3.500%,  2/1/2049
e
1,040,436
Principal
Amount Long-Term Fixed Income  2.9% Value
Mortgage-Backed Securities  1.4% - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 423,919 2.500%,  3/1/2062 $ 350,646
266,865 3.500%,  7/1/2061 242,597
471,579 4.000%,  12/1/2061 444,803
Total 46,766,123
U.S. Government & Agencies  1.4%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,046,172
2,850,000 4.000%,  11/15/2052 2,460,463
3,240,000 1.375%,  11/15/2040 2,095,875
2,291,000 2.500%,  5/15/2046 1,585,354
U.S. Treasury Notes
1,900,000 4.375%,  7/31/2026 1,906,676
2,000,000 3.875%,  5/31/2027 2,008,672
4,000,000 3.500%,  9/30/2027 3,997,812
1,490,000 2.250%,  11/15/2027 1,456,999
200,000 0.750%,  1/31/2028 189,336
2,400,000 3.625%,  3/31/2028 2,403,750
4,500,000 2.875%,  5/15/2028 4,432,852
3,000,000 4.125%,  7/31/2028 3,039,609
3,700,000 4.375%,  8/31/2028 3,771,254
2,400,000 4.125%,  3/31/2029 2,435,062
5,300,000 3.625%,  9/30/2030 5,264,391
125,000 0.875%,  11/15/2030 109,170
4,800,000 2.875%,  5/15/2032 4,510,312
4,000,000 3.375%,  5/15/2033 3,828,125
400,000 4.250%,  8/15/2035 400,375
Total 46,942,259
Total Long-Term Fixed Income
(cost $98,165,965) 95,499,318
Shares
f
Private Equity Funds 2.4% Value
Secondary  2.4%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, b,g
11,545,298
__ ASF IX, LP
*, b,g
10,547,864
__ ASF VIII Sidecar (Cayman), LP
*, b,g
2,414,172
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, b,g
10,441,293
__ LCP X (Offshore), LP
*, b,g
21,652,259
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*, b,g
22,375,217
Total 78,976,103
Total Private Equity Funds
(cost $59,795,637) 78,976,103
Shares
Collateral Held for Securities
Loaned < .01% Value
1,710,500 Thrivent Cash Management Trust 1,710,500
Total Collateral Held for
Securities Loaned
(cost $1,710,500) 1,710,500

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 13.0% Value
Federal Home Loan Bank Discount
Notes
200,000 3.785%, 2/11/2026
h,i
$ 199,768
5,000,000 3.614%, 2/20/2026
h,i
4,989,850
100,000 3.755%, 2/25/2026
h
99,749
100,000 3.540%, 3/13/2026
h
99,581
400,000 3.530%, 3/19/2026
h,i
398,085
3,500,000 3.570%, 3/20/2026
h,i
3,482,898
2,400,000 3.590%, 4/17/2026
h,i
2,381,597
1,100,000 3.606%, 4/24/2026
h,i
1,090,798
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 3.780%, 2/2/2026
h,i
399,884
4,700,000 3.576%, 3/9/2026
h,i
4,682,190
500,000 3.560%, 3/12/2026
h,i
497,956
9,200,000 3.565%, 3/23/2026
h,i
9,152,293
Federal National Mortgage
Association Discount Notes
22,600,000 3.619%, 3/2/2026
h,i
22,530,134
8,000,000 3.538%, 3/18/2026
h,i
7,962,504
State Street Institutional U.S.
Government Money Market
Fund
146,201,966 3.650%
h
146,201,966
Thrivent Core Short-Term Reserve
Fund
22,672,751 3.970% 226,954,238
Total Short-Term Investments
(cost $430,835,058) 431,123,491
Total Investments (cost
$2,502,624,296) 100.2% $3,319,839,485
Other Assets and Liabilities, Net
(0.2%) (6,982,264)
Total Net Assets 100.0% $3,312,857,221
a All or a portion of the security is on loan.
b Non-income producing security.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Private equity fund partnerships do not issue shares.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Fund as of January 30, 2026 was
$78,976,103 or 2.38% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 8,604,896
ASF IX, LP  3/18/2024 8,641,158
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,887,431
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 7,504,000
LCP X (Offshore), LP  10/25/2023 15,463,476
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 17,694,676
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of January 30, 2026:
Securities Lending Transactions
Common Stock $ 1,686,247
Total lending $1,686,247
Gross amount payable upon return of
collateral for securities loaned $1,710,500
Net amounts due to counterparty $24,253

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 125,764,946 123,662,240 2,102,706 –
Consumer Discretionary 152,384,497 152,384,497 – –
Consumer Staples 52,746,198 52,746,198 – –
Energy 62,300,150 62,300,150 – –
Financials 225,767,985 225,767,985 – –
Health Care 173,013,511 173,013,511 – –
Industrials 203,804,223 202,650,603 1,153,620 –
Information Technology 383,838,366 369,362,635 14,475,731 –
Materials 53,459,174 52,303,633 1,155,541 –
Real Estate 40,323,917 40,323,917 – –
Utilities 50,836,356 50,836,356 – –
Registered Investment Companies
U.S. Affiliated 969,255,797 969,255,797 – –
U.S. Unaffiliated 18,230,661 18,230,661 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,790,936 – 1,790,936 –
Mortgage-Backed Securities 46,766,123 – 46,766,123 –
U.S. Government & Agencies 46,942,259 – 46,942,259 –
Private Equity Funds
Secondary 78,976,103 – – 78,976,103
Short-Term Investments 204,169,253 146,201,966 57,967,287 –
Subtotal Investments in Securities $2,890,370,455 $2,639,040,149 $172,354,203 $78,976,103
Other Investments  * Total
Affiliated Short-Term Investments 226,954,238
U.S. Affiliated Registered Investment Cos. 200,804,292
Collateral Held for Securities Loaned 1,710,500
Subtotal Other Investments $429,469,030
Total Investments at Value $3,319,839,485
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,933,374 5,933,374 – –
Total Return Swaps 81,856 – 81,856 –
Total Asset Derivatives $6,015,230 $5,933,374 $81,856 $–
Liability Derivatives
Futures Contracts 6,028,998 5,021,723 1,007,275 –
Total Liability Derivatives $6,028,998 $5,021,723 $1,007,275 $–
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
1/30/2026
Private Equity Funds
 Secondary $71,928,500 $-  $3,437,180 $4,004,986 ($394,563)  $- $-  $78,976,103
Total  $71,928,500 $-   $3,437,180 $4,004,986 ($394,563)  $- $- $78,976,103
Investments in Securities
Ending Value
1/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $78,976,103
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $78,976,103

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Reference Description:
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling
$34,246,383 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 March 2026 $ 2,490,529 ( $ 30,311)
CBOT 5-Yr. U.S. Treasury Note 67 March 2026 7,350,804 (52,515)
CBOT U.S. Long Bond 2 March 2026 233,693 (3,443)
CME E-mini Russell 2000 Index 23 March 2026 3,002,503 15,787
CME E-mini S&P 500 Index 1,258 March 2026 438,194,822 (49,147)
CME E-mini S&P Mid-Cap 400 Index 8 March 2026 2,734,008 23,992
CME Ultra Long Term U.S. Treasury Bond 5 March 2026 600,757 (13,569)
ICE mini MSCI EAFE Index 636 March 2026 94,743,705 1,826,535
ICE US mini MSCI Emerging Markets Index 976 March 2026 70,575,862 3,639,178
Ultra 10-Yr. U.S. Treasury Note 3 March 2026 347,469 (5,000)
Total Futures Long Contracts $ 620,274,152 $ 5,351,507
CME E-mini NASDAQ 100 Index (64) March 2026 ( $ 33,285,482) $ 427,882
CME E-mini Russell 2000 Index (864) March 2026 (109,617,296) (3,765,424)
CME E-mini S&P Mid-Cap 400 Index (240) March 2026 (81,637,686) (1,102,314)
Eurex Euro STOXX 50 Index (441) March 2026 (30,069,678) (1,007,275)
Total Futures Short Contracts ( $ 254,610,142) ($5,447,131)
Total Futures Contracts $ 365,664,010 ($95,624)
The following table presents Aggressive Allocation Fund's total return swap contracts held as of January 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 33,003,980 $ 81,856 $ – $ 81,856
Total Return Swaps $ 81,856 $ – $81,856
# Payment made on Termination Date

Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $67,232 $2,178 $– $74,521 5,693 2.2%
Core International Equity 114,751 9,935 – 126,283 9,744 3.8
Global Stock, Class S 75,914 7,833 – 79,211 2,632 2.4
International Equity, Class S 200,759 13,693 – 220,304 16,515 6.7
Large Cap Growth, Class S 285,064 8,431 – 274,514 11,367 8.3
Large Cap Value, Class S 147,789 8,020 – 158,697 4,668 4.8
Mid Cap Stock, Class S 88,420 10,059 – 92,413 2,681 2.8
Mid Cap Value ETF
1
– 55,632 – 57,872 3,654 1.7
Small Cap Stock, Class S 60,633 1,449 – 66,169 1,940 2.0
Small Cap Value ETF
2
18,047 2,136 0 20,077 703 0.6
Total U.S. Affiliated Registered Investment
Companies 1,058,609 1,170,061 35.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 293,378 31,070 97,780 226,954 22,673 6.9
Total Affiliated Short-Term Investments 293,378 226,954 6.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   614 46,134 45,037 1,711 1,711 <0.1
Total Collateral Held for Securities Loaned 614 1,711 <0.1
Total Value $1,352,601 $1,398,726
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $5,111 $– $2,179
Core International Equity – 1,597 5,968 3,967
Global Stock, Class S – (4,536) 6,578 1,254
International Equity, Class S – 5,852 8,040 5,653
Large Cap Growth, Class S – (18,981) 8,431 –
Large Cap Value, Class S – 2,888 6,138 1,882
Mid Cap Stock, Class S – (6,066) 9,631 427
Mid Cap Value ETF
1
– 2,240 – 66
Small Cap Stock, Class S – 4,087 1,200 248
Small Cap Value ETF
2
– (106) 1,729 459
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 65 221 – 2,933
Total Income/Non Cash Income from Affiliated Investments $19,068
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $65 ($7,693) $47,715
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 46.5% Value
Asset-Backed Securities  4.4%
Anchorage Capital CLO 20, Ltd.
$ 250,000
6.868%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 250,016
Anchorage Capital CLO 21, Ltd.
250,000
5.568%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,368
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
279,076
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
496,244
Balboa Bay Loan Funding, Ltd.
300,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,259
Barings CLO, Ltd.
400,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
400,266
Barings Loan Partners CLO, Ltd. 2
500,000
5.318%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
500,014
Battalion CLO XI, Ltd.
500,000
5.618%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
499,996
Battalion CLO XIV, Ltd.
575,000
3.868%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
575,112
Battalion CLO XXI, Ltd.
900,000
5.672%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
899,555
Business Jet Securities, LLC
129,549
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
128,978
282,906
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
284,686
CarVal CLO VI-C, Ltd.
300,000
7.370%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,000
College Avenue Student Loans,
LLC
41,317
5.437%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
41,675
Dryden 72 CLO, Ltd.
325,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
325,539
GMAC Mortgage Corporation
Loan Trust
8,938
4.287%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
4,137
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
485,465
Principal
Amount Long-Term Fixed Income  46.5% Value
Asset-Backed Securities  4.4% - continued
$ 425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
$ 430,299
500,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
498,708
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
431,772
HTAP Issuer Trust
264,138
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
264,106
Kennedy Lewis CLO 3, Ltd.
350,000
5.068%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
350,773
LCM 41, Ltd.
950,000
7.272%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
951,799
MetroNet Infrastructure Issuer, LLC
550,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
558,158
175,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
176,405
MFA Trust
337,302
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
337,818
Octagon Investment Partners 50,
Ltd.
700,000
5.672%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
700,537
Pagaya AI Debt Grantor Trust
110,333
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
110,794
146,520
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
147,290
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
80,112
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
80,437
Palmer Square Loan Funding, Ltd.
750,000
6.222%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
753,274
250,000
5.372%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,175
250,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,864
Park Blue CLO, Ltd.
500,000
5.848%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
501,839
PPM CLO 3, Ltd.
300,000
5.718%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
300,190
PRET, LLC
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
500,895
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
404,108

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Asset-Backed Securities  4.4% - continued
Rockford Tower CLO, Ltd.
$ 575,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
$ 575,152
500,000
5.572%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
500,810
Sculptor CLO XXVIII, Ltd.
500,000
5.618%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
500,037
Signal Peak CLO 1, Ltd.
300,000
5.618%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
300,159
Sunnova Hestia II Issuer, LLC
314,593
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
306,368
Symphony CLO XX, Ltd.
500,000
6.671%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,278
TCW CLO, Ltd.
450,000
5.468%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,212
Unlock HEA Trust
297,926
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
298,597
243,293
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
243,533
358,450
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
359,682
VERDE CLO, Ltd.
500,000
6.872%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
500,974
Veros Auto Receivables Trust
181,493
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
182,286
VOLT C, LLC
337,619
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
337,810
VOLT CVI, LLC
267,221
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
267,574
VOLT XCIV, LLC
28,410
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
28,428
VOLT XCVII, LLC
185,244
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
185,361
Zayo Issuer, LLC
525,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
528,297
Total 20,085,185
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
41,000 8.625%,  6/15/2029
a
43,172
Alumina, Pty. Ltd.
24,000 6.125%,  3/15/2030
a
24,757
Principal
Amount Long-Term Fixed Income  46.5% Value
Basic Materials  0.4% - continued
Avient Corporation
$ 21,000 6.250%,  11/1/2031
a
$ 21,591
Carpenter Technology Corporation
19,000 5.625%,  3/1/2034
a
19,281
Cascades, Inc./Cascades USA,
Inc.
46,000 6.750%,  7/15/2030
a
47,622
Celanese US Holdings, LLC
22,000 6.850%,  11/15/2028 23,095
19,000 6.500%,  4/15/2030 19,331
24,000 6.629%,  7/15/2032 25,039
38,000 6.750%,  4/15/2033
e
38,492
Cerdia Finanz GmbH
47,000 9.375%,  10/3/2031
a
47,809
Chemours Company
82,000 4.625%,  11/15/2029
a
76,464
Cleveland-Cliffs, Inc.
51,000 4.625%,  3/1/2029
a,e
50,183
32,000 6.875%,  11/1/2029
a
33,255
28,000 4.875%,  3/1/2031
a
26,847
19,000 7.375%,  5/1/2033
a
19,827
28,000 6.250%,  10/1/2040 24,462
Commercial Metals Company
27,000 6.000%,  12/15/2035
a
27,586
CVR Partners, LP/CVR Nitrogen
Finance Corporation
49,000 6.125%,  6/15/2028
a
48,998
First Quantum Minerals, Ltd.
25,000 8.625%,  6/1/2031
a
26,261
27,000 7.250%,  2/15/2034
a
28,366
FMC Corporation
32,000 8.450%,  11/1/2055
b
25,665
Fortescue Treasury, Pty. Ltd.
14,000 5.875%,  4/15/2030
a
14,405
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
a
57,024
Hecla Mining Company
17,000 7.250%,  2/15/2028 17,021
INEOS Finance plc
84,000 7.500%,  4/15/2029
a
70,355
Magnera Corporation
36,000 7.250%,  11/15/2031
a
34,020
Mercer International, Inc.
32,000 5.125%,  2/1/2029
e
19,773
Methanex Corporation
27,000 5.250%,  12/15/2029 27,156
8,000 5.650%,  12/1/2044 7,189
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
25,780
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,218
17,000 8.500%,  5/1/2030
a
17,623
24,000 7.000%,  4/1/2031
a
25,223
Mosaic Company
100,000 4.600%,  11/15/2030 100,273
Novelis Corporation
29,000 4.750%,  1/30/2030
a
28,111
25,000 3.875%,  8/15/2031
a
22,877
Olin Corporation
27,000 6.625%,  4/1/2033
a
26,458
Olympus Water US Holding
Corporation
24,000 7.250%,  2/15/2033
a
23,907

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Basic Materials  0.4% - continued
Peabody Energy Corporation,
Convertible
$ 97,000 3.250%,  3/1/2028 $ 189,441
Qnity Electronics, Inc.
67,000 5.750%,  8/15/2032
a
68,254
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054 60,561
SNF Group SACA
65,000 3.375%,  3/15/2030
a
61,120
Solstice Advanced Materials, Inc.
26,000 5.625%,  9/30/2033
a
26,137
SunCoke Energy, Inc.
40,000 4.875%,  6/30/2029
a
37,719
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
59,441
WR Grace Holdings, LLC
38,000 6.625%,  8/15/2032
a
37,790
Total 1,801,979
Capital Goods  1.3%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
58,279
AECOM
53,000 6.000%,  8/1/2033
a
54,293
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
26,000 7.000%,  5/21/2030
a
27,099
Amphenol Corporation
88,000 5.300%,  11/15/2055 83,944
Amrize Finance US, LLC
44,000 5.400%,  4/7/2035 45,510
Amsted Industries, Inc.
35,000 4.625%,  5/15/2030
a
34,622
56,000 6.375%,  3/15/2033
a
57,957
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
16,000 6.250%,  1/30/2031
a
16,443
Array Technologies, Inc.,
Convertible
76,000 1.000%,  12/1/2028 73,823
107,000 2.875%,  7/1/2031
a
181,579
ATI, Inc.
40,000 7.250%,  8/15/2030 41,932
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,671
24,000 6.250%,  3/15/2033
a
24,868
Boeing Company
39,000 6.858%,  5/1/2054 43,976
56,000 3.250%,  3/1/2028 55,149
18,000 5.150%,  5/1/2030 18,500
20,000 6.528%,  5/1/2034 22,125
Bombardier, Inc.
25,000 6.000%,  2/15/2028
a
25,038
50,000 7.250%,  7/1/2031
a
53,083
79,000 7.000%,  6/1/2032
a
82,928
13,000 6.750%,  6/15/2033
a
13,655
Brundage-Bone Concrete
Pumping Holdings, Inc.
30,000 7.500%,  2/1/2032
a
30,199
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
34,872
13,000 4.250%,  2/1/2032
a
12,391
Principal
Amount Long-Term Fixed Income  46.5% Value
Capital Goods  1.3% - continued
$ 26,000 6.750%,  5/15/2035
a
$ 27,316
BWX Technologies, Inc.,
Convertible
301,000 Zero Coupon,  11/1/2030
a
310,331
Canpack SA/Canpack US, LLC
61,000 3.875%,  11/15/2029
a
58,332
Carrier Global Corporation
76,000 2.722%,  2/15/2030 71,639
Chart Industries, Inc.
29,000 7.500%,  1/1/2030
a
30,173
Clean Harbors, Inc.
24,000 6.375%,  2/1/2031
a
24,574
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
9,079
47,000 6.875%,  1/15/2030
a
47,611
11,000 8.750%,  4/15/2030
a
11,008
26,000 6.750%,  4/15/2032
a
26,203
Columbus McKinnon Corporation/
NY
53,000 7.125%,  2/1/2033
a
53,276
Deere & Company
43,000 5.700%,  1/19/2055 44,637
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
89,017
EquipmentShare.com, Inc.
37,000 9.000%,  5/15/2028
a
38,667
12,000 8.625%,  5/15/2032
a
12,828
ESAB Corporation
52,000 6.250%,  4/15/2029
a
53,432
Fluor Corporation, Convertible
174,000 1.125%,  8/15/2029 214,646
GFL Environmental Holdings US,
Inc.
53,000 5.500%,  2/1/2034
a
53,122
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
a
62,004
Greenbrier Companies, Inc.,
Convertible
113,000 2.875%,  4/15/2028 127,498
Herc Holdings, Inc.
46,000 6.625%,  6/15/2029
a
47,605
33,000 7.000%,  6/15/2030
a
34,636
6,000 5.750%,  3/15/2031
a
6,043
35,000 7.250%,  6/15/2033
a
37,041
6,000 6.000%,  3/15/2034
a
6,030
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 74,020
Howmet Aerospace, Inc.
34,000 4.550%,  11/15/2032 34,164
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 55,564
Installed Building Products, Inc.
11,000 5.625%,  2/1/2034
a
11,063
JBT Marel Corporation,
Convertible
97,000 0.250%,  5/15/2026 99,047
170,000 0.375%,  9/15/2030
a
182,325
John Deere Capital Corporation
21,000 5.150%,  9/8/2033 21,947
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 49,224

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Capital Goods  1.3% - continued
Martin Marietta Materials, Inc.
$ 30,000 5.150%,  12/1/2034 $ 30,573
Mauser Packaging Solutions
Holding Company
16,000 7.875%,  4/15/2030
a
16,300
Mirion Technologies, Inc.,
Convertible
118,000 0.250%,  6/1/2030
a
152,220
109,000 Zero Coupon,  10/1/2031
a
122,126
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
45,740
Nesco Holdings II, Inc.
21,000 5.500%,  4/15/2029
a
20,693
New Enterprise Stone and Lime
Company, Inc.
64,000 5.250%,  7/15/2028
a
64,017
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 72,554
20,000 4.700%,  3/15/2033 20,193
OI European Group BV
57,000 4.750%,  2/15/2030
a
55,159
Owens-Brockway Glass Container,
Inc.
34,000 6.625%,  5/13/2027
a
34,098
23,000 7.375%,  6/1/2032
a
23,458
Patrick Industries, Inc., Convertible
79,000 1.750%,  12/1/2028 153,220
Quikrete Holdings, Inc.
103,000 6.375%,  3/1/2032
a
106,820
QXO Building Products, Inc.
39,000 6.750%,  4/30/2032
a
40,189
Republic Services, Inc.
42,000 5.000%,  12/15/2033 43,192
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
58,914
Reworld Holding Corporation
42,000 4.875%,  12/1/2029
a
40,659
Roller Bearing Company of
America, Inc.
26,000 4.375%,  10/15/2029
a
25,603
RTX Corporation
60,000 5.750%,  1/15/2029 62,872
162,000 4.500%,  6/1/2042 146,698
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,657
Smyrna Ready Mix Concrete, LLC
81,000 8.875%,  11/15/2031
a
86,354
Spirit AeroSystems, Inc.
107,000 4.600%,  6/15/2028 107,692
SRM Escrow Issuer, LLC
24,000 6.000%,  11/1/2028
a
24,075
Standard Building Solutions, Inc.
27,000 6.500%,  8/15/2032
a
27,841
60,000 6.250%,  8/1/2033
a
61,329
26,000 5.875%,  3/15/2034
a,e
25,975
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,854
28,000 3.375%,  1/15/2031
a
25,839
Synergy Infrastructure Holdings,
LLC
19,000 7.875%,  12/1/2030
a
19,820
Principal
Amount Long-Term Fixed Income  46.5% Value
Capital Goods  1.3% - continued
Textron, Inc.
$ 56,000 3.650%,  3/15/2027 $ 55,780
TopBuild Corporation
17,000 4.125%,  2/15/2032
a
16,159
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 65,575
TransDigm, Inc.
24,000 6.750%,  8/15/2028
a
24,404
93,000 7.125%,  12/1/2031
a
97,530
78,000 6.625%,  3/1/2032
a
80,650
87,000 6.000%,  1/15/2033
a
88,644
7,000 6.250%,  1/31/2034
a
7,234
40,000 6.750%,  1/31/2034
a
41,401
United Rentals North America, Inc.
51,000 4.875%,  1/15/2028 51,011
85,000 4.000%,  7/15/2030 82,128
39,000 5.375%,  11/15/2033
a
38,977
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 18,621
Waste Pro USA, Inc.
24,000 7.000%,  2/1/2033
a
24,657
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,869
19,000 6.625%,  3/15/2032
a
19,853
30,000 6.375%,  3/15/2033
a
31,238
Total 5,700,503
Collateralized Mortgage Obligations  5.5%
A&D Mortgage Trust
146,547
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
148,638
325,661
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
330,246
302,031
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
304,066
ACRA Trust
304,746
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
306,853
Banc of America Alternative Loan
Trust
203,797
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 183,815
Banc of America Mortgage
Securities Trust
18,472
5.062%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,503
46,242
5.585%,  9/25/2035, Ser.
2005-H, Class 3A1
b
44,224
Bellemeade Re, Ltd.
170,000
6.197%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
171,473
CAFL Issuer, LLC
128,344
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
121,875
CFST Mortgage Trust
350,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
354,209
CHNGE Mortgage Trust
165,499
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
163,684
114,801
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
114,907

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Collateralized Mortgage Obligations  5.5% -
continued
$ 306,231
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
$ 305,288
120,875
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
121,346
CIM Trust
315,098
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
315,172
Citigroup Mortgage Loan Trust,
Inc.
78,192
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 77,790
126,777
5.107%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
114,436
COLT Mortgage Loan Trust
246,982
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
249,150
CSMC Trust
179,773
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
161,314
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
103,920
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 91,008
Federal Home Loan Mortgage
Corporation - REMIC
527,578
4.000%,  1/25/2051, Ser.
5249, Class LA 524,361
478,579
7.697%,  (SOFR30A +
4.000%), 2/25/2026, Ser.
5567, Class MB
b
493,062
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 504,118
908,929
1.500%,  3/25/2051, Ser.
5092, Class IC
f
75,597
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 448,875
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 319,118
272,865
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 231,721
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 402,556
852,360
2.000%,  12/25/2050, Ser.
5051, Class WI
f
111,516
23,064
3.000%,  5/15/2027, Ser.
4046, Class GI
f
205
173,206
3.500%,  10/15/2032, Ser.
4119, Class KI
f
12,312
120,163
3.000%,  4/15/2033, Ser.
4203, Class DI
f
4,250
Federal Home Loan Mortgage
Corporation STRIPS
272,481
3.500%,  8/15/2035, Ser.
345, Class C8
f
24,139
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 447,058
619,722
5.000%,  4/25/2055, Ser.
2025-15, Class BD 607,825
550,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 558,298
325,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 318,321
Principal
Amount Long-Term Fixed Income  46.5% Value
Collateralized Mortgage Obligations  5.5% -
continued
$ 606,776
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
$ 80,696
54,692
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
678
34,730
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
355
129,475
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
1,877
92,595
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
1,210
36,722
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
503
78,942
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
948
70,689
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
1,055
71,693
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
1,464
158,646
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
10,546
Flagstar Mortgage Trust
116,331
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
106,292
GCAT Trust
438,354
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
448,937
245,133
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
236,057
434,993
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
441,960
GMAC Mortgage Corporation
Loan Trust
73,167
4.007%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
65,696
GMACM Mortgage Loan Trust
44,527
3.696%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
36,462
GS Mortgage-Backed Securities
Trust
434,211
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
437,115
Home Re, Ltd.
258,076
8.297%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
264,399
450,000
6.378%,  (SOFR30A +
2.150%), 1/25/2036, Ser.
2026-1, Class M1B
a,b
450,604
IndyMac INDA Mortgage Loan
Trust
435,979
3.479%,  8/25/2036, Ser.
2006-AR1, Class A1
b
334,079
J.P. Morgan Alternative Loan Trust
53,901
4.891%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
40,071
J.P. Morgan Mortgage Trust
169,952
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
147,662
242,711
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
241,854
338,375
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
338,313
61,993
5.000%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
42,238

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Collateralized Mortgage Obligations  5.5% -
continued
LHOME Mortgage Trust
$ 302,538
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
$ 302,940
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
301,691
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
504,584
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
201,960
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
502,593
Merrill Lynch Alternative Note
Asset Trust
247,976
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 77,148
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
250,659
Morgan Stanley Residential
Mortgage Loan Trust
385,753
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
388,673
MortgageIT Securities Corporation
Mortgage Loan Trust
484,652
4.247%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
428,537
NYMT Loan Trust
444,338
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
446,480
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
302,939
PMT Loan Trust
263,672
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
267,895
PRET, LLC
510,000
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d,g
510,278
325,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
327,946
PRKCM Trust
229,037
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
229,100
194,392
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
196,673
PRPM Trust
160,000
6.205%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
159,481
PRPM, LLC
249,648
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
247,183
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
288,804
430,514
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
430,756
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,332
468,139
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
468,587
Radnor Re, Ltd.
429,591
6.597%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
432,168
Principal
Amount Long-Term Fixed Income  46.5% Value
Collateralized Mortgage Obligations  5.5% -
continued
RCO IX Mortgage, LLC
$ 281,679
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
$ 282,641
184,733
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
185,233
Residential Accredit Loans, Inc.
Trust
63,628
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 56,734
54,056
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 43,270
Residential Asset Securitization
Trust
79,156
4.514%,  1/25/2034, Ser.
2004-IP1, Class A1
b
75,709
Residential Funding Mortgage
Security I Trust
131,791
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 107,231
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
403,193
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
301,872
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
655,581
Structured Adjustable Rate
Mortgage Loan Trust
40,187
4.639%,  7/25/2035, Ser.
2005-15, Class 4A1
b
35,451
Toorak Mortgage Trust
313,101
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
313,620
Triangle Re, Ltd.
159,131
7.097%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
160,467
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
551,601
Verus Securitization Trust
467,374
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
472,527
204,033
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
185,798
395,071
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
393,849
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
410,394
Total 24,712,978
Commercial Mortgage-Backed Securities  0.8%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
238,073
BANK
2,193,514
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
102,189
600,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
590,972

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Commercial Mortgage-Backed Securities  0.8%
- continued
BBCMS Mortgage Trust
$ 2,231,532
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
$ 136,205
500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
512,029
HTAP Issuer Trust
458,676
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
462,249
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
544,190
Silver Hill Trust
498
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
497
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
252,962
Velocity Commercial Capital Loan
Trust
191,464
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
196,347
202,862
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
206,482
221,302
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
228,932
Total 3,471,127
Communications Services  1.3%
AMC Networks, Inc.
60,000 10.250%,  1/15/2029
a
62,562
American Tower Corporation
40,000 1.450%,  9/15/2026 39,380
62,000 5.500%,  3/15/2028 63,740
40,000 5.800%,  11/15/2028 41,769
56,000 3.800%,  8/15/2029 55,220
36,000 5.000%,  1/31/2030 36,874
AppLovin Corporation
125,000 5.375%,  12/1/2031 129,200
AT&T, Inc.
64,000 5.700%,  3/1/2057 61,314
96,000 6.050%,  8/15/2056 96,081
198,000 3.550%,  9/15/2055 131,507
Bell Telephone Company of
Canada
31,500 7.000%,  9/15/2055
b
33,038
39,000 5.100%,  5/11/2033 39,645
Cable One, Inc.
16,000 4.000%,  11/15/2030
a
11,646
CCO Holdings, LLC/CCO Holdings
Capital Corporation
143,000 5.125%,  5/1/2027
a
143,059
12,000 5.000%,  2/1/2028
a
11,934
46,000 5.375%,  6/1/2029
a
45,490
56,000 4.250%,  2/1/2031
a
51,271
203,000 4.750%,  2/1/2032
a,e
185,417
30,000 7.000%,  2/1/2033
a
30,290
43,000 4.250%,  1/15/2034
a,e
36,322
40,000 7.375%,  2/1/2036
a
40,048
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
58,000 6.700%,  12/1/2055 56,007
Principal
Amount Long-Term Fixed Income  46.5% Value
Communications Services  1.3% - continued
$ 63,000 6.550%,  6/1/2034 $ 66,177
Clear Channel Outdoor Holdings,
Inc.
36,000 7.875%,  4/1/2030
a
37,903
Comcast Corporation
79,000 6.050%,  5/15/2055
e
78,257
117,000 5.650%,  6/1/2054 109,674
138,000 3.400%,  4/1/2030 133,709
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 61,233
24,000 4.900%,  9/1/2029 24,410
Deluxe Corporation
57,000 8.125%,  9/15/2029
a
59,810
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 153,933
DIRECTV Financing, LLC
13,000 8.875%,  2/1/2030
a
13,170
39,000 8.875%,  2/1/2030
a
39,488
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
67,000 5.875%,  8/15/2027
a
67,326
43,000 10.000%,  2/15/2031
a
44,294
FiberCop SPA
66,000 6.000%,  9/30/2034
a
64,092
Getty Images, Inc.
38,000 10.500%,  11/15/2030
a
38,478
Gray Media, Inc.
28,000 7.250%,  8/15/2033
a
28,666
Iliad Holding SAS
74,000 8.500%,  4/15/2031
a
79,241
Level 3 Financing, Inc.
13,000 3.625%,  1/15/2029
a
12,059
60,000 6.875%,  6/30/2033
a
61,829
60,000 7.000%,  3/31/2034
a
62,148
40,000 8.500%,  1/15/2036
a
40,949
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
83,368
Meta Platforms, Inc.
73,000 5.550%,  8/15/2064 67,017
84,000 5.625%,  11/15/2055 79,925
84,000 5.500%,  11/15/2045 80,777
Nexstar Media, Inc.
38,000 4.750%,  11/1/2028
a
37,771
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
44,000 4.625%,  3/15/2030
a
42,964
Paramount Global
61,000 6.375%,  3/30/2062
b
57,364
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
44,953
18,000 7.000%,  4/15/2055
b
18,671
31,500 7.125%,  4/15/2055
b
33,032
59,000 5.000%,  2/15/2029 60,207
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
a,e
37,839
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
12,413
Sirius XM Radio, LLC
70,000 5.000%,  8/1/2027
a
69,878
42,000 3.875%,  9/1/2031
a,e
38,361

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Communications Services  1.3% - continued
Snap, Inc.
$ 27,000 6.875%,  3/15/2034
a
$ 27,570
Snap, Inc., Convertible
55,000 0.125%,  3/1/2028 50,171
182,000 0.500%,  5/1/2030
e
156,736
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 133,032
60,000 8.750%,  3/15/2032 72,661
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 52,983
Telecom Italia Capital SA
25,000 6.000%,  9/30/2034 25,613
TELUS Corporation
88,000 6.625%,  10/15/2055
b
90,000
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 36,702
72,000 5.250%,  6/15/2055 65,151
75,000 3.375%,  4/15/2029 73,213
34,000 5.125%,  5/15/2032 34,947
86,000 4.950%,  11/15/2035 85,252
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
83,817
Uniti Services, LLC
33,000 7.500%,  10/15/2033
a
34,071
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,352
39,000 4.500%,  5/1/2029
a
37,251
42,000 7.375%,  6/30/2030
a
42,550
25,000 8.500%,  7/31/2031
a
26,071
Verizon Communications, Inc.
34,000 5.875%,  11/30/2055 33,562
45,000 6.000%,  11/30/2065 44,515
70,000 4.780%,  2/15/2035 68,700
62,000 5.250%,  4/2/2035 62,808
83,000 5.000%,  1/15/2036
e
82,047
53,000 5.401%,  7/2/2037 53,472
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
25,013
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
28,834
Virgin Media O2 Vendor Financing
Notes VI DAC
26,000 8.500%,  3/15/2033
a
25,773
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
70,028
Virgin Media Vendor Financing
Notes IV DAC
50,000 5.000%,  7/15/2028
a
50,000
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
29,823
Vodafone Group plc
27,000 4.125%,  6/4/2081
b
25,407
42,000 5.125%,  6/4/2081
b
33,338
69,000 7.000%,  4/4/2079
b
72,759
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
80,363
WarnerMedia Holdings, Inc.
26,000 5.141%,  3/15/2052 17,280
109,000 4.054%,  3/15/2029 105,735
41,000 4.279%,  3/15/2032 36,080
97,000 5.050%,  3/15/2042 68,143
Principal
Amount Long-Term Fixed Income  46.5% Value
Communications Services  1.3% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 33,000 8.250%,  10/1/2031
a
$ 34,568
Zegona Finance plc
29,000 8.625%,  7/15/2029
a
30,573
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,322
Total 5,689,486
Consumer Cyclical  1.7%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
38,770
60,000 5.625%,  9/15/2029
a
61,015
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a
16,764
26,000 7.500%,  2/15/2033
a,e
26,997
ADT Security Corporation
77,000 4.875%,  7/15/2032
a
74,564
Advance Auto Parts, Inc.
40,000 7.000%,  8/1/2030
a
40,678
17,000 7.375%,  8/1/2033
a
17,255
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
60,000 4.625%,  6/1/2028
a
59,188
45,000 4.625%,  6/1/2028
a
44,472
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,910
American Axle & Manufacturing,
Inc.
78,000 5.000%,  10/1/2029 76,100
26,000 6.375%,  10/15/2032
a
26,528
27,000 7.750%,  10/15/2033
a
27,776
American Honda Finance
Corporation
60,000 4.900%,  1/10/2034 60,180
76,000 5.100%,  1/8/2036
e
75,702
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
45,675
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
38,312
Aston Martin Capital Holdings, Ltd.
43,000 10.000%,  3/31/2029
a
38,379
Bath & Body Works, Inc.
20,000 6.950%,  3/1/2033 19,933
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
60,000 9.500%,  7/1/2032
a
57,182
Beach Acquisition Bidco, LLC
36,891
0.000%,PIK 10.750%,
7/15/2033
a,h
40,593
Belron UK Finance plc
45,000 5.750%,  10/15/2029
a
45,857
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 33,280
Block Financial, LLC
107,000 5.375%,  9/15/2032 107,190
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
60,000 5.125%,  4/15/2029
a,e
53,186

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Cyclical  1.7% - continued
Boyd Gaming Corporation
$ 42,000 4.750%,  6/15/2031
a
$ 40,913
Brightstar Lottery plc
69,000 5.250%,  1/15/2029
a
68,892
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
25,000 5.750%,  1/15/2033
a
24,853
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
41,000 4.875%,  2/15/2030
a
38,275
Burlington Stores, Inc., Convertible
88,000 1.250%,  12/15/2027 133,188
Caesars Entertainment, Inc.
65,000 4.625%,  10/15/2029
a
62,424
33,000 6.500%,  2/15/2032
a
33,743
27,000 6.000%,  10/15/2032
a,e
26,267
Carnival Corporation
26,000 5.125%,  5/1/2029
a
26,305
96,000 5.750%,  8/1/2032
a
98,594
17,000 6.125%,  2/15/2033
a
17,488
Carvana Company
30,000
9.000%,PIK 0.000%,
6/1/2030
a,h
31,281
58,360
9.000%,PIK 0.000%,
6/1/2031
a,h
64,200
CBRE Services, Inc.
67,000 4.900%,  1/15/2033 67,263
Churchill Downs, Inc.
22,000 4.750%,  1/15/2028
a
21,925
34,000 6.750%,  5/1/2031
a
35,031
Cracker Barrel Old Country Store,
Inc., Convertible
14,000 1.750%,  9/15/2030
a
11,139
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,088
Dana, Inc.
21,000 4.500%,  2/15/2032
e
19,861
DraftKings Holdings, Inc.,
Convertible
303,000 Zero Coupon,  3/15/2028 274,375
Dream Finders Homes, Inc.
40,000 6.875%,  9/15/2030
a
40,514
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,153
Expedia Group, Inc.
105,000 5.400%,  2/15/2035 107,241
EZCORP, Inc., Convertible
68,000 3.750%,  12/15/2029
a
137,496
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 67,286
67,000 7.122%,  11/7/2033 72,394
Forestar Group, Inc.
46,000 6.500%,  3/15/2033
a
47,033
FORVIA SE
61,000 8.000%,  6/15/2030
a
65,122
25,000 6.750%,  9/15/2033
a
25,634
Gap, Inc.
20,000 3.625%,  10/1/2029
a
19,021
17,000 3.875%,  10/1/2031
a
15,760
Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Cyclical  1.7% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 40,000 7.750%,  5/31/2032
a
$ 42,348
General Motors Company
65,000 5.350%,  4/15/2028 66,640
General Motors Financial
Company, Inc.
20,000 5.750%,  9/30/2027
b,i
19,885
64,000 5.800%,  6/23/2028 66,304
75,000 4.900%,  10/6/2029 76,207
13,500 5.700%,  9/30/2030
b,e,i
13,566
27,000 5.750%,  2/8/2031 28,378
34,000 5.625%,  4/4/2032 35,419
90,000 5.950%,  4/4/2034 94,453
54,000 5.450%,  1/8/2036
e
54,234
Genting New York, LLC/GENNY
Capital, Inc.
23,000 7.250%,  10/1/2029
a
23,770
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
26,000 11.500%,  8/15/2029
a
27,560
45,000 8.750%,  1/15/2032
a
43,468
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 26,912
25,000 5.000%,  7/15/2029
e
24,483
39,000 5.250%,  4/30/2031 37,534
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,955
Hilton Domestic Operating
Company, Inc.
58,000 4.875%,  1/15/2030 58,113
14,000 4.000%,  5/1/2031
a
13,364
80,000 3.625%,  2/15/2032
a
74,060
27,000 5.750%,  9/15/2033
a
27,506
Home Depot, Inc.
36,000 5.300%,  6/25/2054 34,558
36,000 5.400%,  6/25/2064 34,466
61,000 3.250%,  4/15/2032 57,495
Hyundai Capital America
56,000 3.000%,  2/10/2027
a
55,405
39,000 6.500%,  1/16/2029
a
41,364
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
a
55,290
K Hovnanian Enterprises, Inc.
20,000 8.000%,  4/1/2031
a
20,489
KB Home
55,000 4.800%,  11/15/2029 54,758
Kingpin Intermediate Holdings,
LLC
26,000 7.250%,  10/15/2032
a
24,873
L Brands, Inc.
53,000 6.625%,  10/1/2030
a
54,278
35,000 6.875%,  11/1/2035 35,397
Las Vegas Sands Corporation
24,000 5.900%,  6/1/2027 24,441
34,000 5.625%,  6/15/2028 34,810
Lennar Corporation
67,000 5.200%,  7/30/2030 69,056
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,885
Light & Wonder International, Inc.
17,000 7.250%,  11/15/2029
a
17,453
Lindblad Expeditions, LLC
27,000 7.000%,  9/15/2030
a
28,186

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Cyclical  1.7% - continued
Lithia Motors, Inc.
$ 29,000 4.625%,  12/15/2027
a
$ 28,945
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
29,991
Live Nation Entertainment, Inc.,
Convertible
76,000 3.125%,  1/15/2029 111,842
79,000 2.875%,  1/15/2030 83,622
95,000 2.875%,  10/15/2031
a
94,791
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 94,119
Macy's Retail Holdings, LLC
13,000 7.375%,  8/1/2033
a
13,728
53,000 6.375%,  3/15/2037 49,931
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 42,935
55,000 5.100%,  4/15/2032 56,578
Marriott Ownership Resorts, Inc.
106,000 6.500%,  10/1/2033
a
100,858
Marriott Vacations Worldwide
Corporation, Convertible
107,000 3.250%,  12/15/2027 102,774
Match Group Holdings II, LLC
26,000 4.125%,  8/1/2030
a
24,507
27,000 6.125%,  9/15/2033
a
27,100
Mattamy Group Corporation
32,000 6.000%,  12/15/2033
a
31,442
McDonald's Corporation
39,000 4.950%,  8/14/2033 40,078
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
74,226
70,000 7.625%,  4/17/2032
a
73,401
25,000 6.500%,  9/24/2033
a
24,941
Meritage Homes Corporation
72,000 5.650%,  3/15/2035 73,454
Meritage Homes Corporation,
Convertible
46,000 1.750%,  5/15/2028 46,679
MGM Resorts International
49,000 6.125%,  9/15/2029 50,117
Michaels Companies, Inc.
18,000 5.250%,  5/1/2028
a
17,804
13,000 7.875%,  5/1/2029
a
12,666
Millrose Properties, Inc.
33,000 6.375%,  8/1/2030
a
33,683
26,000 6.250%,  9/15/2032
a
26,293
Muvico, LLC
21,493
9.000%,PIK 6.000%,
2/19/2029
a,e,h
21,177
NCL Corporation, Ltd.
40,000 5.875%,  1/15/2031
a
40,109
73,000 6.750%,  2/1/2032
a
74,811
33,000 6.250%,  9/15/2033
a
33,182
New Home Company, Inc.
26,000 8.500%,  11/1/2030
a
27,083
Nissan Motor Acceptance
Company, LLC
50,000 5.625%,  9/29/2028
a
50,171
50,000 6.125%,  9/30/2030
a
49,861
Nissan Motor Company, Ltd.
63,000 4.810%,  9/17/2030
a
59,475
Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Cyclical  1.7% - continued
Petco Health and Wellness
Company, Inc.
$ 13,000 8.250%,  2/1/2031
a,g
$ 13,034
PetSmart, LLC/PetSmart Finance
Corporation
38,000 7.500%,  9/15/2032
a
38,968
Phinia, Inc.
36,000 6.625%,  10/15/2032
a
37,478
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
43,676
47,000 9.750%,  4/15/2029
a
52,657
24,000 8.125%,  12/15/2029
a,b,i
24,840
Raven Acquisition Holdings, LLC
49,000 6.875%,  11/15/2031
a
49,104
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
28,000 4.625%,  4/16/2029
a
25,546
S&S Holdings, LLC
47,000 8.375%,  10/1/2031
a
44,811
Service Corporation International/
US
27,000 3.375%,  8/15/2030 25,257
38,000 5.750%,  10/15/2032 38,603
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
14,000 5.375%,  4/15/2027 14,001
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
14,000 6.625%,  5/1/2032
a,e
14,306
Staples, Inc.
34,000 10.750%,  9/1/2029
a
33,410
Station Casinos, LLC
26,000 4.625%,  12/1/2031
a
24,960
Taylor Morrison Communities, Inc.
19,000 5.750%,  11/15/2032
a
19,502
Tenneco, Inc.
52,000 8.000%,  11/17/2028
a
52,309
Toyota Motor Credit Corporation
90,000 4.800%,  1/11/2036 89,282
Uber Technologies, Inc.
60,000 4.800%,  9/15/2034 59,684
94,000 4.800%,  9/15/2035 92,997
Uber Technologies, Inc.,
Convertible
75,000 Zero Coupon,  5/15/2028
a
74,625
110,000 0.875%,  12/1/2028 140,913
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
141,491
Victoria's Secret & Company
13,000 4.625%,  7/15/2029
a
12,712
Victra Holdings, LLC/Victra
Finance Corporation
34,000 8.750%,  9/15/2029
a
35,792
Viking Cruises, Ltd.
98,000 5.875%,  10/15/2033
a
99,352
Wayfair, LLC
17,000 7.250%,  10/31/2029
a
17,775
15,000 7.750%,  9/15/2030
a
15,947
26,000 6.750%,  11/15/2032
a,e
26,873

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Cyclical  1.7% - continued
Wynn Macau, Ltd.
$ 35,000 6.750%,  2/15/2034
a
$ 35,477
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
70,033
Yum! Brands, Inc.
74,000 4.750%,  1/15/2030
a
73,818
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
48,099
25,000 6.750%,  4/23/2030
a
25,066
38,000 6.875%,  4/23/2032
a
37,892
Total 7,808,272
Consumer Non-Cyclical  2.0%
1261229 B.C., Ltd.
49,000 10.000%,  4/15/2032
a
50,287
AbbVie, Inc.
98,000 5.500%,  3/15/2064 94,908
112,000 4.500%,  5/14/2035 109,667
59,000 5.350%,  3/15/2044 58,355
Acadia Healthcare Company, Inc.
37,000 5.000%,  4/15/2029
a
35,522
31,000 7.375%,  3/15/2033
a,e
30,622
AdaptHealth, LLC
79,000 4.625%,  8/1/2029
a
76,304
Albertsons Companies, Inc.
20,000 5.625%,  3/31/2032
a,g
19,980
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
38,000 4.625%,  1/15/2027
a
37,972
91,000 3.500%,  3/15/2029
a
87,339
13,000 5.500%,  3/31/2031
a
13,023
11,000 6.250%,  3/15/2033
a
11,232
60,000 5.750%,  3/31/2034
a,g
59,008
Altria Group, Inc.
39,000 6.200%,  11/1/2028 41,093
Amgen, Inc.
54,000 5.150%,  3/2/2028 55,278
Amneal Pharmaceuticals, LLC
13,000 6.875%,  8/1/2032
a
13,689
Anheuser-Busch InBev Worldwide,
Inc.
185,000 5.450%,  1/23/2039 190,645
BAT Capital Corporation
42,000 6.343%,  8/2/2030 45,394
40,000 7.750%,  10/19/2032 46,689
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,680
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 44,582
56,000 2.823%,  5/20/2030 52,812
BellRing Brands, Inc.
21,000 7.000%,  3/15/2030
a
21,579
BioMarin Pharmaceutical, Inc.
32,000 5.500%,  2/15/2034
a,g
32,089
BioMarin Pharmaceutical, Inc.,
Convertible
107,000 1.250%,  5/15/2027 103,619
Bio-Rad Laboratories, Inc.
48,000 3.300%,  3/15/2027 47,644
Bristol-Myers Squibb Company
39,000 5.750%,  2/1/2031 41,643
Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Non-Cyclical  2.0% - continued
$ 10,000 5.900%,  11/15/2033 $ 10,871
Bunge, Ltd. Finance Corporation
80,000 3.200%,  4/21/2031 75,344
21,000 4.650%,  9/17/2034 20,613
Cargill, Inc.
36,000 5.375%,  10/23/2055
a
34,566
84,000 2.125%,  11/10/2031
a
74,618
128,000 5.125%,  2/11/2035
a
131,445
Cencora, Inc.
44,000 5.150%,  2/15/2035 44,905
Central Garden & Pet Company
33,000 4.125%,  10/15/2030
e
31,684
Champ Acquisition Corporation
21,000 8.375%,  12/1/2031
a
22,391
Chefs' Warehouse, Inc.,
Convertible
87,000 2.375%,  12/15/2028 133,606
CHS/Community Health Systems,
Inc.
26,000 6.000%,  1/15/2029
a
25,930
26,000 6.875%,  4/15/2029
a,e
23,908
29,000 4.750%,  2/15/2031
a
26,014
36,000 10.875%,  1/15/2032
a
38,755
53,000 9.750%,  1/15/2034
a
55,257
Cigna Group
39,000 5.600%,  2/15/2054 37,612
49,000 2.400%,  3/15/2030 45,600
114,000 4.875%,  9/15/2032 115,389
107,000 5.250%,  1/15/2036 108,492
Coca-Cola Company
39,000 5.300%,  5/13/2054 38,094
Conagra Brands, Inc.
104,000 5.750%,  8/1/2035
e
105,877
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a,e
25,128
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 39,697
75,000 3.150%,  8/1/2029 72,426
27,000 4.900%,  5/1/2033 27,128
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
45,000 5.600%,  1/15/2031
a
45,548
CVS Health Corporation
53,000 7.000%,  3/10/2055
b
55,472
78,000 6.050%,  6/1/2054 77,088
87,000 6.750%,  12/10/2054
b
90,444
30,000 4.300%,  3/25/2028 30,098
117,000 4.780%,  3/25/2038 109,817
125,000 6.000%,  6/1/2044 125,303
DaVita, Inc.
41,000 3.750%,  2/15/2031
a
37,609
43,000 6.875%,  9/1/2032
a
44,292
26,000 6.750%,  7/15/2033
a
26,686
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
50,016
Eli Lilly & Company
78,000 5.000%,  2/9/2054 72,098
28,000 5.500%,  2/12/2055 27,860
70,000 4.550%,  10/15/2032 70,926
Embecta Corporation
21,000 6.750%,  2/15/2030
a
20,314

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Non-Cyclical  2.0% - continued
Encompass Health Corporation
$ 38,000 4.500%,  2/1/2028 $ 37,821
Endo Finance Holdings, LP
47,000 8.500%,  4/15/2031
a,e
49,731
Energizer Holdings, Inc.
46,000 6.000%,  9/15/2033
a
44,210
Envista Holdings Corporation,
Convertible
38,000 1.750%,  8/15/2028 36,789
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,183
Genmab AS/Genmab Finance,
LLC
65,000 6.250%,  12/15/2032
a
66,627
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 46,055
Grifols SA
26,000 4.750%,  10/15/2028
a
25,615
HCA, Inc.
35,000 5.950%,  9/15/2054 34,529
80,000 5.250%,  3/1/2030 82,584
85,000 4.600%,  11/15/2032 84,206
80,000 5.750%,  3/1/2035 83,661
HLF Financing SARL, LLC/
Herbalife International, Inc.
50,000 12.250%,  4/15/2029
a
53,757
28,000 4.875%,  6/1/2029
a
26,572
Insulet Corporation
16,000 6.500%,  4/1/2033
a
16,651
Integer Holdings Corporation,
Convertible
38,000 2.125%,  2/15/2028 44,935
250,000 1.875%,  3/15/2030
a
238,000
IQVIA, Inc.
52,000 6.250%,  6/1/2032
a
54,025
Jazz Investments I, Ltd.,
Convertible
108,000 2.000%,  6/15/2026 119,378
116,000 3.125%,  9/15/2030 151,032
Jazz Securities DAC
32,000 4.375%,  1/15/2029
a
31,485
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
90,000 6.375%,  4/15/2066 90,976
75,000 5.950%,  4/20/2035 78,813
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
47,000 3.625%,  1/15/2032 44,132
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
51,340
Kenvue, Inc.
110,000 4.850%,  5/22/2032 112,286
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,401
62,000 5.400%,  3/15/2035
e
63,397
41,000 5.000%,  6/4/2042 37,394
Kroger Company
37,000 4.500%,  1/15/2029 37,516
Lamb Weston Holdings, Inc.
26,000 4.375%,  1/31/2032
a
24,771
Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Non-Cyclical  2.0% - continued
LCI Industries, Convertible
$ 137,000 3.000%,  3/1/2030
a
$ 185,909
LifePoint Health, Inc.
27,000 9.875%,  8/15/2030
a
28,967
19,000 10.000%,  6/1/2032
a
20,045
Mars, Inc.
12,000 5.650%,  5/1/2045
a
12,104
Medline Borrower, LP
23,000 3.875%,  4/1/2029
a
22,488
50,000 5.250%,  10/1/2029
a
50,086
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,942
Merck & Company, Inc.
90,000 5.550%,  12/4/2055 88,426
Newell Brands, Inc.
28,000 6.375%,  9/15/2027 28,236
41,000 6.625%,  9/15/2029 41,044
25,000 6.375%,  5/15/2030
e
24,711
11,000 6.625%,  5/15/2032
e
10,773
26,000 7.500%,  4/1/2046 21,955
Novartis Capital Corporation
91,000 4.700%,  9/18/2054 80,798
Organon & Company/Organon
Foreign Debt Co-Issuer BV
26,000 4.125%,  4/30/2028
a
25,501
90,000 5.125%,  4/30/2031
a
81,734
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
40,145
49,000 6.125%,  9/15/2032
a
50,326
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 44,618
48,000 6.125%,  9/30/2032 47,209
Pfizer, Inc.
45,000 4.500%,  11/15/2032 45,143
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 81,503
40,000 5.625%,  11/17/2029 42,074
40,000 5.750%,  11/17/2032 42,669
59,000 5.250%,  2/13/2034 60,906
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
40,037
51,000 4.500%,  9/15/2031
a
48,316
33,000 6.250%,  10/15/2034
a
33,236
39,000 6.500%,  3/15/2036
a
39,035
Post Holdings, Inc., Convertible
167,000 2.500%,  8/15/2027 183,366
Prime Healthcare Services, Inc.
105,000 9.375%,  9/1/2029
a
109,331
Radiology Partners, Inc.
24,000 8.500%,  7/15/2032
a
25,199
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
55,199
59,000 2.076%,  12/13/2031
a
52,462
Royalty Pharma plc
53,000 5.150%,  9/2/2029 54,588
62,000 5.200%,  9/25/2035 62,323
Select Medical Corporation
25,000 6.250%,  12/1/2032
a
24,262
Simmons Foods, Inc.
42,000 4.625%,  3/1/2029
a
40,479
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,514

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Consumer Non-Cyclical  2.0% - continued
Spectrum Brands, Inc.
$ 6,000 3.875%,  3/15/2031
a
$ 4,842
Spectrum Brands, Inc.,
Convertible
88,000 3.375%,  6/1/2029 84,920
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
27,442
Stryker Corporation
53,000 5.200%,  2/10/2035 54,302
Surgery Center Holdings, Inc.
27,000 7.250%,  4/15/2032
a
27,184
Sysco Corporation
37,000 5.950%,  4/1/2030 39,196
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 100,401
87,000 5.000%,  11/26/2028 89,045
TEAM Services Holding, Inc.
21,000 9.000%,  2/15/2033
a,g
21,079
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 142,039
40,000 4.375%,  1/15/2030 39,306
67,000 6.750%,  5/15/2031 69,590
39,000 5.500%,  11/15/2032
a
39,402
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,767
US Acute Care Solutions, LLC
52,000 9.750%,  5/15/2029
a
52,228
Whirlpool Corporation
23,000 6.500%,  6/15/2033 22,696
Winnebago Industries, Inc.,
Convertible
104,000 3.250%,  1/15/2030 100,620
Wyeth, LLC
98,000 6.500%,  2/1/2034 109,761
Zoetis, Inc.
63,000 5.600%,  11/16/2032 66,794
Zoetis, Inc., Convertible
122,000 0.250%,  6/15/2029
a
124,745
Total 8,900,466
Energy  1.4%
Aethon United BR, LP/Aethon
United Finance Corporation
12,000 7.500%,  10/1/2029
a
12,628
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
56,097
APA Corporation
59,000 4.375%,  10/15/2028 58,855
Archrock Services, LP/Archrock
Partners Finance Corporation
40,000 6.000%,  2/1/2034
a
39,970
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
28,000 5.875%,  6/30/2029
a
28,190
26,000 6.625%,  7/15/2033
a
26,923
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,894
Boardwalk Pipelines, LP
100,000 5.375%,  2/15/2036 100,290
Principal
Amount Long-Term Fixed Income  46.5% Value
Energy  1.4% - continued
BP Capital Markets America, Inc.
$ 55,000 4.812%,  2/13/2033 $ 55,604
50,000 5.227%,  11/17/2034 51,543
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,i
49,636
55,000 6.450%,  12/1/2033
b,i
58,376
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
37,840
31,000 6.875%,  7/1/2029
a
32,229
California Resources Corporation
34,000 8.250%,  6/15/2029
a
35,761
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 38,146
39,000 3.250%,  1/31/2032 35,993
62,000 5.950%,  6/30/2033 65,688
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034 35,251
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
33,191
CNX Resources Corporation,
Convertible
66,000 2.250%,  5/1/2026 198,759
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,347
79,000 6.042%,  8/15/2028
a
82,289
Comstock Resources, Inc.
35,000 6.750%,  3/1/2029
a
35,043
63,000 5.875%,  1/15/2030
a
61,469
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
48,727
Crescent Energy Finance, LLC
37,000 7.750%,  7/31/2029
a
37,092
35,000 7.625%,  4/1/2032
a
34,716
43,000 7.875%,  4/15/2032
a
42,782
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
63,795
27,000 7.375%,  6/30/2033
a
27,765
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,393
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 87,897
Eastern Energy Gas Holdings, LLC
108,000 5.800%,  1/15/2035 114,091
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,648
52,000 7.625%,  1/15/2083
b,e
56,726
59,000 5.950%,  4/5/2054 59,661
20,000 5.700%,  3/8/2033 20,972
Energy Transfer, LP
66,000 6.500%,  2/15/2056
b
66,003
40,000 5.950%,  5/15/2054 38,137
34,000 8.000%,  5/15/2054
b
36,332
39,000 6.050%,  9/1/2054 37,744
17,000 7.125%,  5/15/2030
b,i
17,559
40,000 6.400%,  12/1/2030 43,281
Enterprise Products Operating,
LLC
51,000 5.550%,  2/16/2055 49,606
Excelerate Energy, LP
21,000 8.000%,  5/15/2030
a
22,457

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Energy  1.4% - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 45,000 8.875%,  4/15/2030 $ 47,358
68,000 7.875%,  5/15/2032
e
70,959
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
66,907
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
59,585
Hilcorp Energy I, LP/Hilcorp
Finance Company
63,000 5.750%,  2/1/2029
a
63,015
27,000 6.000%,  4/15/2030
a
26,566
53,000 6.250%,  4/15/2032
a
50,832
Howard Midstream Energy
Partners, LLC
30,000 7.375%,  7/15/2032
a
31,689
40,000 6.625%,  1/15/2034
a
41,056
ITT Holdings, LLC
71,000 6.500%,  8/1/2029
a
68,450
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 72,360
Kodiak Gas Services, LLC
26,000 6.500%,  10/1/2033
a
26,631
13,000 6.750%,  10/1/2035
a
13,433
MPLX, LP
70,000 4.800%,  2/15/2031 70,759
19,000 5.000%,  3/1/2033 19,061
55,000 5.500%,  6/1/2034 56,193
Nabors Industries, Inc.
62,000 9.125%,  1/31/2030
a
65,474
39,000 7.625%,  11/15/2032
a
39,729
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
22,830
63,000 8.375%,  2/15/2032
a
65,939
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
28,146
Northern Oil and Gas, Inc.
38,000 8.750%,  6/15/2031
a
39,282
Northern Oil and Gas, Inc.,
Convertible
248,000 3.625%,  4/15/2029 250,889
Occidental Petroleum Corporation
78,000 8.875%,  7/15/2030 90,008
ONEOK, Inc.
74,000 5.700%,  11/1/2054 69,145
39,000 5.650%,  11/1/2028 40,503
50,000 4.750%,  10/15/2031 50,224
Ovintiv, Inc.
65,000 7.200%,  11/1/2031 71,826
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 42,937
27,000 7.875%,  9/15/2030
a
27,036
Permian Resources Operating,
LLC
59,000 6.250%,  2/1/2033
a
60,779
Phillips 66 Company
38,000 6.200%,  3/15/2056
b
38,206
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 50,794
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,674
Principal
Amount Long-Term Fixed Income  46.5% Value
Energy  1.4% - continued
Precision Drilling Corporation
$ 29,000 6.875%,  1/15/2029
a
$ 29,329
Rockies Express Pipeline, LLC
48,000 4.950%,  7/15/2029
a
47,851
Santos Finance, Ltd.
43,000 5.750%,  11/13/2035
a
43,121
Saturn Oil & Gas, Inc.
15,000 9.625%,  6/15/2029
a,e
15,346
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
24,237
SESI, LLC
26,000 7.875%,  9/30/2030
a
26,216
SM Energy Company
17,000 8.375%,  7/1/2028
a
17,498
30,000 6.500%,  7/15/2028
e
30,352
76,000 8.750%,  7/1/2031
a
79,827
19,000 7.000%,  8/1/2032
a
19,049
South Bow USA Infrastructure
Holdings, LLC
20,000 5.584%,  10/1/2034 20,173
Sunoco, LP
48,000 7.000%,  5/1/2029
a
49,912
53,000 5.875%,  3/15/2034
a
53,141
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,002
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
25,000 5.500%,  1/15/2028
a
24,991
41,000 7.375%,  2/15/2029
a
42,504
66,000 6.750%,  3/15/2034
a
67,169
Talos Production, Inc.
14,000 9.000%,  2/1/2029
a
14,587
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 102,952
TGNR Intermediate Holdings, LLC
40,000 5.500%,  10/15/2029
a
39,582
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 113,764
TotalEnergies Capital USA, LLC
40,000 4.569%,  1/13/2033 40,008
TransCanada Trust
75,000 5.875%,  8/15/2076
b
75,178
Transocean International, Ltd.
18,000 8.250%,  5/15/2029
a
18,340
66,750 8.750%,  2/15/2030
a
69,582
UGI Corporation, Convertible
45,000 5.000%,  6/1/2028 68,018
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
48,665
40,000 6.250%,  10/1/2033
a
40,520
Valaris, Ltd.
26,000 8.375%,  4/30/2030
a
27,168
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
103,393
124,000 9.000%,  9/30/2029
a,b,i
109,086
129,000 8.375%,  6/1/2031
a
131,943
48,000 9.875%,  2/1/2032
a
50,750

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Energy  1.4% - continued
Venture Global Plaquemines LNG,
LLC
$ 20,000 6.125%,  12/15/2030
a
$ 20,586
37,000 6.500%,  1/15/2034
a
38,399
20,000 6.500%,  6/15/2034
a
20,713
26,000 7.750%,  5/1/2035
a
28,993
70,000 6.750%,  1/15/2036
a
73,378
Western Midstream Operating, LP
67,000 4.800%,  3/1/2031 67,032
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 70,595
37,000 2.600%,  3/15/2031 33,866
35,000 5.600%,  3/15/2035 36,353
Total 6,267,840
Financials  4.6%
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
18,405
12,000 7.500%,  11/6/2030
a
12,423
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,874
Agree, LP
38,000 5.625%,  6/15/2034 39,746
Air Lease Corporation
77,000 4.650%,  6/15/2026
b,i
76,620
46,000 3.125%,  12/1/2030 42,954
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,b,i
49,932
46,000 2.850%,  1/26/2028
a
44,767
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
26,667
55,000 6.750%,  4/15/2028
a
55,910
40,000 7.000%,  1/15/2031
a
41,470
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,i
85,477
112,000 8.000%,  11/1/2031 126,997
42,000 6.700%,  2/14/2033
e
43,782
American Express Company
50,000 3.550%,  9/15/2026
b,i
49,477
American Homes 4 Rent, LP
48,000 4.950%,  6/15/2030 48,621
American International Group, Inc.
79,000 5.125%,  3/27/2033 80,895
Americold Realty Operating
Partnership, LP
75,000 5.600%,  5/15/2032 75,997
Ameriprise Financial, Inc.
86,000 5.200%,  4/15/2035 87,514
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,574
66,000 4.875%,  6/30/2029
a
65,118
Aon North America, Inc.
78,000 5.750%,  3/1/2054 77,781
Apollo Debt Solutions BDC
78,000 5.700%,  1/23/2031
a
77,580
60,000 6.700%,  7/29/2031 62,573
Ares Capital Corporation
47,000 5.875%,  3/1/2029 48,227
Ares Strategic Income Fund
138,000 5.450%,  9/9/2028
a
139,092
Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
Arthur J. Gallagher & Company
$ 59,000 5.750%,  7/15/2054 $ 57,868
Asurion LLC and Asurion Co-
Issuer, Inc.
26,000 8.000%,  12/31/2032
a
27,165
26,000 8.375%,  2/1/2034
a
26,285
Aviation Capital Group, LLC
100,000 4.875%,  1/28/2033
a
98,568
Avolon Holdings Funding, Ltd.
79,000 5.750%,  3/1/2029
a
81,842
93,000 5.375%,  5/30/2030
a
95,459
45,000 4.700%,  1/30/2031
a
44,760
Azorra Finance, Ltd.
63,000 7.750%,  4/15/2030
a
66,301
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,i
70,898
60,000 1.734%,  7/22/2027
b
59,371
80,000 4.376%,  4/27/2028
b
80,367
32,000 4.948%,  7/22/2028
b
32,441
70,000 5.819%,  9/15/2029
b
73,004
180,000 3.974%,  2/7/2030
b
179,142
91,000 5.162%,  1/24/2031
b
93,834
135,000 2.687%,  4/22/2032
b
123,881
59,000 2.572%,  10/20/2032
b
53,232
82,000 2.972%,  2/4/2033
b
74,995
149,000 5.425%,  8/15/2035
b
151,322
40,000 3.846%,  3/8/2037
b
37,552
Bank of Montreal
40,000 3.088%,  1/10/2037
b
36,123
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
b
41,309
61,000 4.596%,  7/26/2030
b
62,108
75,000 5.950%,  12/20/2030
b,i
76,193
39,000 6.474%,  10/25/2034
b
43,403
Bank of Nova Scotia
49,000 6.875%,  10/27/2085
b
50,314
70,000 4.813%,  2/2/2034
b,g
70,075
Barclays plc
85,000 5.501%,  8/9/2028
b
86,788
57,000 4.972%,  5/16/2029
b
57,986
50,000 6.224%,  5/9/2034
b
53,669
40,000 7.119%,  6/27/2034
b
44,619
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054
e
37,057
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 12,811
Blackstone Private Credit Fund
50,000 5.600%,  11/22/2029 50,293
86,000 5.050%,  9/10/2030 84,197
Blackstone Reg Finance
Company, LLC
44,000 4.950%,  2/15/2036 43,519
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 60,914
Blue Owl Technology Finance
Corporation
123,000 6.100%,  3/15/2028
e
124,776
20,000 6.750%,  4/4/2029
e
20,525
75,000 6.125%,  1/23/2031
e
73,877
Boston Properties, LP, Convertible
55,000 2.000%,  10/1/2030
a
52,222

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
Brixmor Operating Partnership, LP
$ 78,000 2.250%,  4/1/2028 $ 75,078
Brookfield Asset Management,
Ltd.
12,000 6.077%,  9/15/2055 12,346
Brookfield Finance, Inc.
59,000 5.813%,  3/3/2055 58,481
Brown & Brown, Inc.
27,000 6.250%,  6/23/2055 27,921
23,000 5.550%,  6/23/2035 23,532
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
65,873
27,000 7.500%,  7/15/2033
a
26,067
32,000 8.500%,  1/15/2034
a
32,072
Capital One Financial Corporation
45,000 3.950%,  9/1/2026
b,e,i
44,667
62,000 3.273%,  3/1/2030
b
60,146
43,000 4.722%,  1/30/2032
b
43,013
20,000 6.700%,  11/29/2032 22,071
Charles Schwab Corporation
94,000 4.000%,  6/1/2026
b,i
93,625
39,000 6.136%,  8/24/2034
b
42,351
100,000 4.914%,  11/14/2036
b
99,114
CHL Mortgage Pass-Through Trust
15,223
6.219%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
15,049
150,821
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 61,555
Citadel, LP
60,000 6.375%,  1/23/2032
a
63,670
Citigroup, Inc.
45,000 1.462%,  6/9/2027
b
44,596
81,000 3.070%,  2/24/2028
b
80,204
26,000 7.375%,  5/15/2028
b,e,i
26,922
54,000 7.625%,  11/15/2028
b,e,i
56,621
150,000 4.075%,  4/23/2029
b
150,099
34,000 7.125%,  8/15/2029
b,i
35,189
32,000 6.950%,  2/15/2030
b,i
32,964
79,000 6.875%,  8/15/2030
b,i
80,703
76,000 6.625%,  2/15/2031
b,i
77,389
110,000 4.952%,  5/7/2031
b
112,253
39,000 6.174%,  5/25/2034
b,e
41,292
45,000 7.000%,  8/15/2034
b,i
47,117
69,000 6.020%,  1/24/2036
b
71,933
114,000 5.174%,  9/11/2036
b
114,485
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,i
54,673
CNA Financial Corporation
78,000 5.125%,  2/15/2034 78,460
Coinbase Global, Inc., Convertible
54,000 0.500%,  6/1/2026 53,357
75,000 Zero Coupon,  10/1/2029
a
67,524
73,000 0.250%,  4/1/2030 71,093
78,000 Zero Coupon,  10/1/2032
a
66,098
Comerica, Inc.
21,000 5.982%,  1/30/2030
b
21,952
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
40,998
Constellation Insurance, Inc.
17,000 6.800%,  1/24/2030
a
17,343
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 77,831
Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
COPT Defense Properties, LP,
Convertible
$ 23,000 5.250%,  9/15/2028
a
$ 26,878
Corebridge Financial, Inc.
63,000 6.375%,  9/15/2054
b
64,364
39,000 6.875%,  12/15/2052
b
40,055
41,000 6.050%,  9/15/2033 43,812
47,000 5.750%,  1/15/2034 49,100
Countrywide Home Loan
Mortgage Pass Through Trust
186,173
4.790%,  11/25/2035, Ser.
2005-22, Class 2A1
b
153,726
Cousins Properties, LP
15,000 5.375%,  2/15/2032 15,480
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
35,296
Credit Suisse Group AG
26,000 7.250%,  N/A
*,j
6,240
36,000 7.500%,  N/A
*,j
8,640
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,i
62,253
Deutsche Bank AG/New York, NY
66,000 2.311%,  11/16/2027
b
65,070
61,000 3.742%,  1/7/2033
b
56,784
Digital Realty Trust, LP, Convertible
68,000 1.875%,  11/15/2029
a
70,258
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
77,000 5.950%,  9/17/2030
a
73,475
Elevance Health, Inc.
78,000 5.650%,  6/15/2054 75,297
123,000 2.550%,  3/15/2031 112,306
Encore Capital Group, Inc.
41,000 9.250%,  4/1/2029
a
42,987
32,000 8.500%,  5/15/2030
a
34,307
25,000 6.625%,  4/15/2031
a
25,212
Encore Capital Group, Inc.,
Convertible
63,000 4.000%,  3/15/2029 69,993
EPR Properties
97,000 4.750%,  11/15/2030 96,198
ERP Operating, LP
79,000 4.950%,  6/15/2032 80,885
Essential Properties, LP
45,000 5.400%,  12/1/2035
e
45,153
Federal Realty OP, LP, Convertible
31,000 3.250%,  1/15/2029
a
31,232
Fifth Third Bancorp
41,000 4.772%,  7/28/2030
b
41,551
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 100,988
First Citizens BancShares, Inc./NC
114,000 5.600%,  9/5/2035
b
114,114
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
69,322
Franklin BSP Capital Corporation
83,000 6.000%,  10/2/2030
a
81,539
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
68,047
26,000 6.875%,  5/1/2031
a
25,802

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
$ 28,000 9.125%,  5/15/2031
a
$ 29,603
20,000 8.375%,  4/1/2032
a
20,922
27,000 7.875%,  4/1/2033
a
27,541
FS KKR Capital Corporation
38,000 2.625%,  1/15/2027
e
37,114
FTAI Aviation Investors, LLC
29,000 5.500%,  5/1/2028
a
29,028
24,000 7.000%,  5/1/2031
a
25,252
40,000 7.000%,  6/15/2032
a
42,097
GGAM Finance, Ltd.
28,000 8.000%,  6/15/2028
a
29,481
66,000 5.875%,  3/15/2030
a
67,010
Global Aircraft Leasing Company,
Ltd.
72,000 8.750%,  9/1/2027
a
74,529
Global Net Lease, Inc.
18,000 4.500%,  9/30/2028
a
17,626
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
46,000 3.750%,  12/15/2027
a
44,760
goeasy, Ltd.
12,000 9.250%,  12/1/2028
a
12,337
15,000 7.625%,  7/1/2029
a
14,853
50,000 6.875%,  2/15/2031
a
46,998
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,704
92,000 5.650%,  9/9/2030 91,746
Goldman Sachs Group, Inc.
40,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,i
40,008
48,000 3.650%,  8/10/2026
b,i
47,569
50,000 4.125%,  11/10/2026
b,i
49,592
40,000 2.640%,  2/24/2028
b
39,427
166,000 3.615%,  3/15/2028
b
165,266
81,000 4.482%,  8/23/2028
b
81,506
75,000 3.814%,  4/23/2029
b
74,550
37,000 2.615%,  4/22/2032
b
33,698
38,000 2.383%,  7/21/2032
b
33,982
31,000 6.125%,  11/10/2034
b,i
31,585
73,000 5.330%,  7/23/2035
b
74,593
110,000 5.016%,  10/23/2035
b
110,088
58,000 4.939%,  10/21/2036
b
57,191
75,000 5.387%,  2/2/2041
b,g
74,301
23,000 5.541%,  1/21/2047
b
22,656
Goldman Sachs Private Credit
Corporation
51,000 5.375%,  1/31/2029
a
51,068
Golub Capital Private Credit Fund
28,000 5.600%,  4/15/2031
a
27,644
Hartford Insurance Group, Inc.
37,000 2.800%,  8/19/2029 35,495
23,000
6.238%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,908
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
25,000 3.750%,  8/15/2028
a
33,860
Healthcare Realty Holdings, LP
125,000 2.000%,  3/15/2031 109,914
Hercules Capital, Inc., Convertible
15,000 4.750%,  9/1/2028
a
15,072
Highwoods Realty, LP
50,000 5.350%,  1/15/2033 50,148
Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
HSBC Holdings plc
$ 105,000 4.583%,  6/19/2029
b
$ 105,991
25,000 6.875%,  9/11/2029
b,i
25,829
45,000 2.804%,  5/24/2032
b
41,188
HUB International, Ltd.
30,000 7.250%,  6/15/2030
a
31,301
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,i
30,561
61,000 6.141%,  11/18/2039
b
63,780
Huntington Bank Auto Credit-
Linked Notes
185,427
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
187,429
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
6,000 6.250%,  5/15/2026 6,000
86,000 5.250%,  5/15/2027 85,079
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
44,303
15,000 7.125%,  4/30/2031
a
15,771
25,000 6.125%,  11/1/2032
a
25,463
81,000 6.750%,  5/1/2033
a
84,251
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
22,300
37,000 6.625%,  10/15/2031
a
36,665
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,905
55,000 9.500%,  2/15/2029
a
57,710
18,000 8.250%,  5/15/2030
a,e
18,966
JPMorgan Chase & Company
112,000 4.005%,  4/23/2029
b
111,931
38,000 2.069%,  6/1/2029
b
36,339
31,000 6.500%,  4/1/2030
b,i
32,256
149,000 4.493%,  3/24/2031
b
150,122
51,000 4.347%,  1/22/2032
b,e
50,866
40,000 2.963%,  1/25/2033
b
36,684
42,000 4.912%,  7/25/2033
b
42,674
40,000 5.717%,  9/14/2033
b
42,210
37,000 5.350%,  6/1/2034
b,e
38,268
35,000 6.254%,  10/23/2034
b
38,189
20,000 5.336%,  1/23/2035
b
20,601
69,000 5.766%,  4/22/2035
b
73,064
42,000 5.502%,  1/24/2036
b
43,682
109,000 4.810%,  10/22/2036
b
107,451
101,000 5.193%,  2/5/2037
b,g
100,586
65,000 5.534%,  11/29/2045
b
65,499
KeyBank NA
56,000 3.900%,  4/13/2029 55,099
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 58,000
70,000 5.875%,  10/15/2035 70,539
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,224
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,b
14,845
Lincoln National Corporation
13,000
6.471%,  (TSFR3M +
2.619%), 2/17/2026
b
11,296
Lloyds Banking Group plc
200,000 4.425%,  11/4/2031
b
199,340
LPL Holdings, Inc.
88,000 4.900%,  4/3/2028 89,329

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
M&T Bank Corporation
$ 82,000 3.500%,  9/1/2026
b,i
$ 80,538
Macquarie AirFinance Holdings,
Ltd.
15,000 6.400%,  3/26/2029
a
15,757
40,000 5.150%,  3/17/2030
a
40,499
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,b
74,815
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 36,797
MetLife, Inc.
32,000 6.350%,  3/15/2055
b
33,608
40,000 5.875%,  3/15/2028
b,e,i
40,693
51,000 6.400%,  12/15/2036 53,517
Mitsubishi UFJ Financial Group,
Inc.
78,000 1.538%,  7/20/2027
b
77,094
Mizuho Financial Group, Inc.
82,000 2.564%,  9/13/2031 73,513
40,000 5.748%,  7/6/2034
b
42,295
Molina Healthcare, Inc.
16,000 4.375%,  6/15/2028
a
15,716
29,000 6.250%,  1/15/2033
a,e
29,205
Morgan Stanley
49,000 5.516%,  11/19/2055
b
48,351
76,000 1.593%,  5/4/2027
b
75,523
80,000 1.512%,  7/20/2027
b
79,066
27,000 5.123%,  2/1/2029
b
27,547
171,000 3.622%,  4/1/2031
b
166,031
40,000 2.943%,  1/21/2033
b
36,459
41,000 4.889%,  7/20/2033
b
41,582
40,000 5.250%,  4/21/2034
b
41,040
14,000 5.424%,  7/21/2034
b
14,493
32,000 5.831%,  4/19/2035
b
33,848
32,000 5.587%,  1/18/2036
b
33,315
85,000 2.484%,  9/16/2036
b
74,743
99,000 5.314%,  1/18/2041
b
97,787
MPT Operating Partnership, LP/
MPT Finance Corporation
33,000 8.500%,  2/15/2032
a
35,355
NatWest Group plc
37,000 4.892%,  5/18/2029
b
37,626
95,000 6.475%,  6/1/2034
b
100,010
Navient Corporation
16,000 5.000%,  3/15/2027 15,898
New York Life Global Funding
39,000 5.000%,  1/9/2034
a
39,588
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
139,796
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 55,293
68,000 5.783%,  7/3/2034 71,636
Northwestern Mutual Life
Insurance Company
72,000 6.170%,  5/29/2055
a
76,603
Omega Healthcare Investors, Inc.
100,000 5.200%,  7/1/2030 101,680
OneMain Finance Corporation
43,000 3.500%,  1/15/2027 42,464
35,000 3.875%,  9/15/2028 34,038
26,000 6.750%,  3/15/2032 26,573
112,000 7.125%,  9/15/2032 115,987
Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
Osaic Holdings, Inc.
$ 47,000 6.750%,  8/1/2032
a
$ 48,709
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
78,000 4.875%,  5/15/2029
a
76,304
Pebblebrook Hotel Trust,
Convertible
122,000 1.750%,  12/15/2026 118,545
100,000 1.625%,  1/15/2030
a
98,100
PennyMac Financial Services, Inc.
13,000 7.125%,  11/15/2030
a
13,421
39,000 6.875%,  5/15/2032
a
39,856
27,000 6.875%,  2/15/2033
a
27,540
13,000 6.750%,  2/15/2034
a
13,119
Phoenix Aviation Capital, Ltd.
42,000 9.250%,  7/15/2030
a
44,017
Pinnacle Bank/Nashville, TN
40,000 5.625%,  2/15/2028 40,825
PNC Bank NA
37,000 2.700%,  10/22/2029 35,031
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,i
42,642
42,000 5.582%,  6/12/2029
b
43,477
45,000 6.250%,  3/15/2030
b,i
46,478
39,000 6.875%,  10/20/2034
b
43,830
PRA Group, Inc.
42,000 8.375%,  2/1/2028
a
42,432
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
58,688
37,000 5.250%,  1/15/2035
a
37,621
Prologis, LP
47,000 5.250%,  3/15/2054 44,675
Protective Life Corporation
99,000 4.700%,  1/15/2031
a
99,329
Provident Financing Trust I
36,000 7.405%,  3/15/2038
e
38,890
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
39,507
39,000 6.750%,  3/1/2053
b
41,588
98,000 6.500%,  3/15/2054
b
103,176
36,000 3.700%,  10/1/2050
b
33,599
Realty Income Corporation,
Convertible
57,000 3.500%,  1/15/2029
a
57,943
Regency Centers, LP
60,000 5.250%,  1/15/2034 61,558
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 45,726
77,000 5.750%,  9/15/2034 80,078
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
36,018
46,000 4.125%,  3/15/2029
a
46,225
RGA Global Funding
36,000 5.500%,  1/11/2031
a
37,434
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,989
28,000 4.500%,  2/15/2029
a
27,595

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
Rithm Capital Corporation
$ 13,000 8.000%,  4/1/2029
a
$ 13,281
26,000 8.000%,  7/15/2030
a
26,586
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
24,673
Rocket Companies, Inc.
38,000 6.125%,  8/1/2030
a
38,905
13,000 7.125%,  2/1/2032
a
13,585
40,000 6.375%,  8/1/2033
a
41,498
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
23,000 3.625%,  3/1/2029
a
22,215
42,000 3.875%,  3/1/2031
a
39,426
19,000 4.000%,  10/15/2033
a
17,446
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
51,706
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,613
50,000 5.875%,  8/1/2032
a
50,831
Santander Holdings USA, Inc.
41,000 2.490%,  1/6/2028
b,e
40,382
68,000 5.473%,  3/20/2029
b
69,544
Shift4 Payments, Inc., Convertible
178,000 0.500%,  8/1/2027 170,969
Simon Property Group, LP
39,000 6.250%,  1/15/2034 42,599
Sixth Street Lending Partners
52,000 6.125%,  7/15/2030 53,217
SLM Corporation
7,000 6.500%,  1/31/2030 7,223
Societe Generale SA
25,000 10.000%,  11/14/2028
a,b,i
27,824
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,b
58,219
Starwood Property Trust, Inc.
20,000 4.375%,  1/15/2027
a
19,869
39,000 5.250%,  10/15/2028
a
39,205
33,000 6.500%,  10/15/2030
a
34,367
13,000 5.750%,  1/15/2031
a
13,163
Starwood Property Trust, Inc.,
Convertible
86,000 6.750%,  7/15/2027 88,924
State Street Corporation
27,000 6.700%,  3/15/2029
b,i
28,006
41,000 4.421%,  5/13/2033
b
40,821
Stonebriar ABF Issuer, LLC
21,000 8.125%,  12/15/2030
a
21,816
Stonex Escrow Issuer, LLC
50,000 6.875%,  7/15/2032
a
51,585
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
83,851
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 78,059
55,000 5.766%,  1/13/2033 58,319
Synchrony Financial
28,000 7.250%,  2/2/2033 29,738
Tanger Properties, LP, Convertible
16,000 2.375%,  1/15/2031
a
15,778
Terawulf, Inc., Convertible
22,000 2.750%,  2/1/2030
a
40,256
45,000 1.000%,  9/1/2031
a
58,815
47,000 Zero Coupon,  5/1/2032
a
44,208
Principal
Amount Long-Term Fixed Income  46.5% Value
Financials  4.6% - continued
Toronto-Dominion Bank
$ 33,000 8.125%,  10/31/2082
b
$ 34,574
41,000 4.456%,  6/8/2032 40,976
30,000 5.146%,  9/10/2034
b
30,491
Travelers Companies, Inc.
38,000 5.050%,  7/24/2035 38,496
Truist Bank
36,000 2.250%,  3/11/2030 32,961
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
80,552
38,000 1.887%,  6/7/2029
b
36,167
90,000 5.100%,  3/1/2030
b,e,i
90,585
80,000 4.597%,  1/27/2032
b
80,204
68,000 5.153%,  8/5/2032
b
70,067
55,000 5.711%,  1/24/2035
b
57,599
U.S. Bancorp
67,000 4.548%,  7/22/2028
b
67,541
22,000 5.836%,  6/12/2034
b
23,315
55,000 5.678%,  1/23/2035
b
57,674
UBS Group AG
82,000 3.869%,  1/12/2029
a,b
81,589
30,000 6.600%,  8/5/2030
a,b,i
30,306
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
74,100
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 109,724
Unum Group
83,000 5.250%,  12/15/2035 82,351
Ventas Realty, LP, Convertible
58,000 3.750%,  6/1/2026 82,128
Vornado Realty, LP
72,000 5.750%,  2/1/2033 72,823
Wells Fargo & Company
33,000 3.900%,  3/15/2026
b,i
32,963
41,000 3.526%,  3/24/2028
b
40,784
88,000 3.584%,  5/22/2028
b
87,524
67,000 4.808%,  7/25/2028
b
67,775
56,000 7.625%,  9/15/2028
b,i
59,642
152,000 4.478%,  4/4/2031
b
152,734
28,000 5.389%,  4/24/2034
b
28,958
28,000 5.557%,  7/25/2034
b
29,180
36,000 6.491%,  10/23/2034
b
39,610
158,000 5.499%,  1/23/2035
b
163,918
80,000 4.960%,  1/23/2037
b
79,347
Welltower OP, LLC, Convertible
70,000 2.750%,  5/15/2028
a
139,125
61,000 3.125%,  7/15/2029
a
92,934
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
55,220
Willis North America, Inc.
39,000 5.900%,  3/5/2054 39,114
XHR, LP
22,000 4.875%,  6/1/2029
a
21,687
13,000 6.625%,  5/15/2030
a
13,426
Total 20,797,967
Foreign Government  <0.1%
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
40,031
Total 40,031

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Mortgage-Backed Securities  14.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 211,643 2.000%,  1/1/2052 $ 174,340
1,830,405 6.000%,  1/1/2055 1,924,293
1,635,685 2.500%,  5/1/2051 1,408,017
1,137,296 3.500%,  5/1/2052 1,060,117
915,039 4.000%,  5/1/2052 881,564
1,110,758 5.000%,  7/1/2053 1,121,492
655,881 5.500%,  7/1/2053 674,144
182,379 5.000%,  8/1/2053 184,584
352,904 5.500%,  9/1/2053 364,450
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
685,730 2.500%,  7/1/2030 667,110
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,500,000 5.000%,  2/1/2041
g
5,561,743
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
868,468 3.500%,  5/1/2040 832,116
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,172,260 3.000%,  1/1/2052 1,942,754
328,640 2.000%,  2/1/2051 270,717
211,414 2.000%,  2/1/2051 174,152
1,280,591 2.500%,  2/1/2051 1,091,140
1,105,212 2.500%,  2/1/2051 957,540
2,292,044 2.000%,  3/1/2051 1,874,664
1,069,178 4.000%,  3/1/2051 1,038,292
2,358,738 3.000%,  3/1/2052 2,111,276
1,573,064 2.000%,  4/1/2051 1,286,612
1,482,988 3.000%,  4/1/2051 1,317,216
1,088,880 5.500%,  4/1/2054 1,122,803
394,354 2.000%,  5/1/2051 323,182
725,357 3.000%,  5/1/2051 658,615
762,727 3.000%,  6/1/2050 694,459
308,060 4.000%,  6/1/2052 295,967
346,092 5.000%,  6/1/2053 349,953
1,798,097 2.500%,  7/1/2051 1,557,491
718,910 3.500%,  7/1/2051 672,255
865,271 2.500%,  8/1/2050 751,279
1,446,524 3.500%,  8/1/2050 1,357,415
1,716,540 3.500%,  8/1/2052 1,589,495
1,021,627 4.500%,  8/1/2052 1,005,597
233,413 5.000%,  8/1/2053 235,945
487,252 3.500%,  9/1/2052 454,123
1,172,229 3.500%,  9/1/2052 1,096,064
182,325 5.000%,  9/1/2052 184,429
243,633 4.500%,  9/1/2053 240,915
800,773 4.500%,  9/1/2053 790,457
1,528,593 4.000%,  10/1/2052 1,474,930
391,828 2.000%,  11/1/2051 322,760
636,256 3.500%,  11/1/2052 595,800
1,572,723 2.000%,  12/1/2050 1,296,112
2,965,845 4.500%,  12/1/2052 2,931,755
2,500,000 5.500%,  2/1/2041
g
2,534,776
7,125,000 5.000%,  2/1/2042
g
7,123,037
1,140,000 3.000%,  2/1/2048
g
1,010,253
1,000,000 4.000%,  2/1/2049
g
954,931
2,475,000 4.500%,  2/1/2049
g
2,424,551
Principal
Amount Long-Term Fixed Income  46.5% Value
Mortgage-Backed Securities  14.4% -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 2,099,410 2.500%,  3/1/2062 $ 1,736,533
733,879 3.500%,  7/1/2061 667,143
798,056 4.000%,  12/1/2061 752,744
PRPM, LLC
275,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
260,376
325,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,d
323,489
Sequoia Mortgage Trust
300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
288,923
Total 64,996,890
Technology  1.7%
Accenture Capital, Inc.
58,000 4.500%,  10/4/2034 57,043
Akamai Technologies, Inc.,
Convertible
74,000 0.375%,  9/1/2027 78,507
84,000 1.125%,  2/15/2029 88,112
116,000 0.250%,  5/15/2033
a
140,629
Alphabet, Inc.
62,000 5.250%,  5/15/2055 59,072
85,000 4.375%,  11/15/2032 85,285
40,000 4.700%,  11/15/2035 39,819
Amentum Holdings, Inc.
47,000 7.250%,  8/1/2032
a
49,530
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,781
APLD ComputeCo, LLC
26,000 9.250%,  12/15/2030
a
27,007
Apple, Inc.
197,000 3.750%,  9/12/2047 155,490
Applied Digital Corporation,
Convertible
36,000 2.750%,  6/1/2030 130,302
Avnet, Inc., Convertible
45,000 1.750%,  9/1/2030
a
48,757
Block, Inc.
26,000 5.625%,  8/15/2030
a
26,464
107,000 6.500%,  5/15/2032 111,168
26,000 6.000%,  8/15/2033
a
26,559
Block, Inc., Convertible
25,000 0.250%,  11/1/2027 23,175
Broadcom, Inc.
154,000 4.900%,  7/15/2032 157,146
37,000 4.800%,  10/15/2034 36,942
77,000 4.900%,  2/15/2038 75,366
CACI International, Inc.
18,000 6.375%,  6/15/2033
a
18,676
Cipher Compute, LLC
40,000 7.125%,  11/15/2030
a
41,216
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 73,819
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,313
Cloud Software Group, Inc.
159,000 6.500%,  3/31/2029
a
158,009

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Technology  1.7% - continued
$ 63,000 9.000%,  9/30/2029
a
$ 63,616
Coherent Corporation
26,000 5.000%,  12/15/2029
a
25,892
CoreWeave, Inc.
40,000 9.000%,  2/1/2031
a
38,890
CoreWeave, Inc., Convertible
89,000 1.750%,  12/1/2031
a
102,619
CSG Systems International, Inc.,
Convertible
122,000 3.875%,  9/15/2028 148,108
Dell, Inc.
52,000 6.500%,  4/15/2038 55,480
Diebold Nixdorf, Inc.
21,000 7.750%,  3/31/2030
a
22,241
Euronet Worldwide, Inc.,
Convertible
59,000 0.625%,  10/1/2030
a
52,842
Fair Isaac Corporation
46,000 6.000%,  5/15/2033
a
46,871
Fiserv, Inc.
76,000 5.350%,  3/15/2031 78,098
20,000 5.600%,  3/2/2033 20,574
76,000 5.450%,  3/15/2034 76,842
60,000 5.150%,  8/12/2034 59,324
Flash Compute, LLC
13,000 7.250%,  12/31/2030
a
13,044
Gen Digital, Inc.
33,000 7.125%,  9/30/2030
a
33,822
13,000 6.250%,  4/1/2033
a
13,063
Global Payments, Inc.
63,000 4.950%,  8/15/2027 63,743
Global Payments, Inc., Convertible
128,000 1.500%,  3/1/2031 113,216
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
25,656
Hewlett Packard Enterprise
Company
50,000 4.850%,  10/15/2031 50,424
69,000 6.350%,  10/15/2045 70,259
IBM International Capital, Private
Ltd.
58,000 5.300%,  2/5/2054 53,833
Intel Corporation
116,000 4.900%,  7/29/2045 101,299
InterDigital, Inc., Convertible
29,000 3.500%,  6/1/2027 122,525
International Business Machines
Corporation
100,000 5.800%,  2/3/2056 99,686
100,000 4.600%,  2/3/2033 99,843
ION Platform Finance US, Inc.
50,000 7.875%,  9/30/2032
a
43,851
ION Platform Finance US, Inc./ION
Platform Finance SARL
39,000 9.500%,  5/30/2029
a
37,609
Iron Mountain, Inc.
61,000 4.875%,  9/15/2029
a
60,225
75,000 5.250%,  7/15/2030
a
74,265
60,000 4.500%,  2/15/2031
a
57,337
Jabil, Inc.
40,000 5.450%,  2/1/2029 41,360
Principal
Amount Long-Term Fixed Income  46.5% Value
Technology  1.7% - continued
Kioxia Holdings Corporation
$ 40,000 6.625%,  7/24/2033
a
$ 41,768
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 34,293
Mastercard, Inc.
47,000 4.875%,  5/9/2034 47,913
Microchip Technology, Inc.,
Convertible
116,000 0.750%,  6/1/2030 119,224
Micron Technology, Inc.
37,000 5.650%,  11/1/2032 39,056
75,000 5.875%,  2/9/2033 79,833
MKS, Inc., Convertible
190,000 1.250%,  6/1/2030 319,569
Moody's Corporation
40,000 4.250%,  8/8/2032 39,560
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
23,578
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
41,457
26,000 5.125%,  4/15/2029
a
25,623
Neptune Bidco US, Inc.
74,000 9.290%,  4/15/2029
a
75,984
19,000 10.375%,  5/15/2031
a
20,089
37,000 9.500%,  2/15/2033
a
37,676
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
37,000 4.300%,  6/18/2029 37,102
ON Semiconductor Corporation,
Convertible
107,000 Zero Coupon,  5/1/2027 135,044
160,000 0.500%,  3/1/2029 156,285
Open Text Corporation
76,000 3.875%,  12/1/2029
a
70,542
Oracle Corporation
72,000 5.375%,  9/27/2054 57,849
138,000 6.900%,  11/9/2052 135,374
33,000 6.150%,  11/9/2029 34,418
62,000 4.800%,  9/26/2032 60,024
69,000 5.875%,  9/26/2045 62,037
Paychex, Inc.
22,000 5.600%,  4/15/2035 22,811
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 75,167
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,981
Progress Software Corporation,
Convertible
129,000 3.500%,  3/1/2030 129,838
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
56,695
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
33,915
Sabre GLBL, Inc.
26,000 11.125%,  7/15/2030
a
21,027
Seagate Data Storage Technology,
Private Ltd.
49,760 9.625%,  12/1/2032
a
56,249
18,000 5.750%,  12/1/2034
a
18,383
Semtech Corporation, Convertible
41,000 1.625%,  11/1/2027 89,708
91,000 Zero Coupon,  10/15/2030
a
102,360

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Technology  1.7% - continued
Sensata Technologies BV
$ 36,000 4.000%,  4/15/2029
a
$ 35,245
Sensata Technologies, Inc.
42,000 4.375%,  2/15/2030
a
41,069
16,000 3.750%,  2/15/2031
a
14,994
12,000 6.625%,  7/15/2032
a
12,536
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 6.750%,  8/15/2032
a
61,212
SS&C Technologies, Inc.
54,000 5.500%,  9/30/2027
a
53,953
13,000 6.500%,  6/1/2032
a
13,421
Synaptics, Inc., Convertible
131,000 0.750%,  12/1/2031 147,901
Synopsys, Inc.
63,000 5.700%,  4/1/2055 62,130
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 36,940
UKG, Inc.
29,000 6.875%,  2/1/2031
a
28,977
Verisk Analytics, Inc.
32,000 5.250%,  3/15/2035
e
32,473
Viavi Solutions, Inc.
27,000 3.750%,  10/1/2029
a
25,663
Viavi Solutions, Inc., Convertible
77,000 0.625%,  3/1/2031
a
144,479
Vishay Intertechnology, Inc.,
Convertible
220,000 2.250%,  9/15/2030 221,650
VMware, LLC
104,000 4.700%,  5/15/2030 105,758
54,000 2.200%,  8/15/2031 48,075
Western Digital Corporation,
Convertible
47,000 3.000%,  11/15/2028
e
312,217
WULF Compute, LLC
26,000 7.750%,  10/15/2030
a
27,119
Xerox Corporation
21,000 10.250%,  10/15/2030
a,e
17,313
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026
e
2,925
38,000 3.625%,  3/1/2028
a,e
37,145
Total 7,518,271
Transportation  0.3%
Air Canada
25,000 3.875%,  8/15/2026
a
24,905
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
11,916 5.500%,  4/20/2026
a
11,925
62,253 5.750%,  4/20/2029
a
62,901
Avianca Midco 2 plc
18,638 9.000%,  12/1/2028
a
18,987
27,000 9.625%,  2/14/2030
a
27,662
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a
33,156
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 38,406
90,000 5.550%,  3/15/2056 89,032
DCLI Bidco, LLC
37,000 7.750%,  11/15/2029
a
37,646
Principal
Amount Long-Term Fixed Income  46.5% Value
Transportation  0.3% - continued
Delta Air Lines, Inc.
$ 82,000 4.375%,  4/19/2028 $ 82,209
104,000 5.250%,  7/10/2030 106,494
ERAC USA Finance, LLC
79,000 5.200%,  10/30/2034
a
80,780
FedEx Freight Holding Company,
Inc.
78,000 4.950%,  3/15/2033
a,g
77,783
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 57,643
65,000 5.100%,  5/1/2035 66,388
OneSky Flight, LLC
62,000 8.875%,  12/15/2029
a
66,293
Penske Truck Leasing Company,
LP/PTL Finance Corporation
39,000 1.700%,  6/15/2026
a
38,670
Rand Parent, LLC
64,000 8.500%,  2/15/2030
a
66,881
RXO, Inc.
24,000 7.500%,  11/15/2027
a
24,462
Ryder System, Inc.
46,000 2.850%,  3/1/2027 45,490
52,000 4.850%,  6/15/2030 52,975
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,434
Star Leasing Company, LLC
25,000 7.625%,  2/15/2030
a
23,925
Stena International SA
44,000 7.250%,  1/15/2031
a
45,207
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
20,071
Union Pacific Corporation
40,000 5.600%,  12/1/2054 39,853
United Airlines Holdings, Inc.
40,000 5.375%,  3/1/2031
g
40,397
United Airlines, Inc.
93,000 4.625%,  4/15/2029
a
92,913
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,029
32,000 9.500%,  6/1/2028
a
33,291
25,000 6.375%,  2/1/2030
a,e
23,719
Watco Companies, LLC/Watco
Finance Corporation
26,000 7.125%,  8/1/2032
a
27,256
Total 1,510,783
U.S. Government & Agencies  5.2%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 179,914
2,900,000 4.750%,  11/15/2053 2,832,824
1,200,000 4.625%,  2/15/2035 1,237,781
1,490,000 3.250%,  5/15/2042 1,237,806
4,470,000 3.375%,  8/15/2042 3,765,626
1,200,000 4.750%,  2/15/2045 1,188,844
U.S. Treasury Notes
590,000 0.500%,  4/30/2027 568,474
1,580,000 1.125%,  2/29/2028 1,504,086
3,500,000 4.125%,  7/31/2028 3,546,211
2,500,000 3.500%,  9/30/2029 2,484,082
2,200,000 3.625%,  9/30/2030 2,185,219
870,000 1.375%,  11/15/2031 756,390
1,000,000 4.125%,  11/15/2032 1,006,680

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
U.S. Government & Agencies  5.2% - continued
$ 309,000 3.375%,  5/15/2033 $ 295,722
800,000 4.000%,  2/15/2034 793,375
Total 23,583,034
Utilities  1.5%
AEP Texas, Inc.
38,000 5.850%,  10/15/2055 37,361
AES Corporation
68,000 7.600%,  1/15/2055
b
68,948
73,000 3.950%,  7/15/2030
a
71,337
Algonquin Power & Utilities
Corporation
138,000 4.750%,  1/18/2082
b
136,998
Alliant Energy Corporation,
Convertible
31,000 3.250%,  5/30/2028
a
31,943
Alpha Generation, LLC
22,000 6.750%,  10/15/2032
a
22,810
Ameren Corporation
46,000 1.750%,  3/15/2028 43,824
American Electric Power
Company, Inc.
81,000 6.050%,  3/15/2056
b
80,436
50,000 6.950%,  12/15/2054
b
53,572
38,000 2.300%,  3/1/2030 35,160
American Water Capital
Corporation
35,000 5.700%,  9/1/2055 34,868
American Water Capital
Corporation, Convertible
68,000 3.625%,  6/15/2026 67,864
Arizona Public Service Company
39,000 5.550%,  8/1/2033 40,653
Atmos Energy Corporation
52,000 5.450%,  1/15/2056 50,240
36,000 5.000%,  12/15/2054 32,585
Calpine Corporation
52,000 4.500%,  2/15/2028
a
51,954
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
30,405
17,000 6.700%,  5/15/2055
b
17,455
CenterPoint Energy, Inc.,
Convertible
69,000 4.250%,  8/15/2026 76,935
55,000 3.000%,  8/1/2028
a
56,254
CMS Energy Corporation,
Convertible
56,000 3.375%,  5/1/2028 60,452
46,000 3.125%,  5/1/2031
a
45,577
Consolidated Edison Company of
New York, Inc.
117,000 5.700%,  5/15/2054 116,461
Constellation Energy Generation,
LLC
33,000 5.875%,  1/15/2066 32,194
59,000 5.750%,  3/15/2054 58,201
40,000 5.800%,  3/1/2033 42,455
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
b
48,948
47,000 7.000%,  6/1/2054
b
50,824
46,000 3.375%,  4/1/2030 44,410
DTE Energy Company
36,000 4.875%,  6/1/2028 36,616
Principal
Amount Long-Term Fixed Income  46.5% Value
Utilities  1.5% - continued
Duke Energy Carolinas, LLC
$ 119,000 5.400%,  1/15/2054 $ 115,180
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
47,778
54,000 5.800%,  6/15/2054 53,358
32,000 6.450%,  9/1/2054
b
33,479
96,000 2.450%,  6/1/2030 89,130
40,000 4.500%,  8/15/2032 39,891
43,000 5.750%,  9/15/2033 45,549
Duke Energy Corporation,
Convertible
114,000 4.125%,  4/15/2026 118,389
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 38,053
Edison International
27,000 7.875%,  6/15/2054
b
28,122
44,000 5.000%,  12/15/2026
b,i
43,599
Entergy Corporation
21,000 5.875%,  6/15/2056
b
21,020
40,000 6.100%,  6/15/2056
b
39,972
38,000 1.900%,  6/15/2028 36,180
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 60,351
Evergy, Inc., Convertible
71,000 4.500%,  12/15/2027 90,170
Eversource Energy
91,000 4.600%,  7/1/2027 91,690
Exelon Corporation
154,000 5.600%,  3/15/2053 149,071
38,000 4.050%,  4/15/2030 37,646
Exelon Corporation, Convertible
62,000 3.250%,  3/15/2029
a
62,099
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
99,116
FirstEnergy Corporation,
Convertible
20,000 4.000%,  5/1/2026
e
20,740
90,000 3.625%,  1/15/2029
a
97,965
76,000 3.875%,  1/15/2031
a
83,866
Georgia Power Company
25,000 4.950%,  5/17/2033 25,521
Hawaiian Electric Company, Inc.
13,000 6.000%,  10/1/2033
a
13,198
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,479
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
73,090
Lightning Power, LLC
46,000 7.250%,  8/15/2032
a
48,962
Long Ridge Energy, LLC
58,000 8.750%,  2/15/2032
a
61,616
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 150,064
NextEra Energy Capital Holdings,
Inc.
73,000 5.900%,  3/15/2055 73,433
39,000 3.800%,  3/15/2082
b
38,341
67,000 6.750%,  6/15/2054
b
71,189
38,000 2.250%,  6/1/2030 34,947
40,000 5.300%,  3/15/2032 41,550

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.5% Value
Utilities  1.5% - continued
NextEra Energy Capital Holdings,
Inc., Convertible
$ 54,000 3.000%,  3/1/2027 $ 71,739
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
17,566
76,000 5.850%,  4/1/2055 75,576
74,000 5.750%,  7/15/2056
b
74,422
32,000 6.950%,  11/30/2054
b
33,328
37,000 2.950%,  9/1/2029 35,476
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 37,749
NRG Energy, Inc.
41,000 10.250%,  3/15/2028
a,b,i
45,151
24,000 3.375%,  2/15/2029
a
22,998
30,000 5.250%,  6/15/2029
a
30,089
13,000 5.750%,  7/15/2029
a
12,951
20,000 6.000%,  2/1/2033
a
20,384
108,000 5.750%,  1/15/2034
a
108,716
20,000 6.250%,  11/1/2034
a
20,532
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054 49,634
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 41,561
76,000 5.550%,  5/15/2029 78,509
PG&E Corporation
20,000 5.000%,  7/1/2028 19,958
PG&E Corporation, Convertible
271,000 4.250%,  12/1/2027 275,201
Pinnacle West Capital Corporation,
Convertible
37,000 4.750%,  6/15/2027 40,404
PPL Capital Funding, Inc.
59,000 5.250%,  9/1/2034 60,167
PPL Capital Funding, Inc.,
Convertible
73,000 2.875%,  3/15/2028 82,016
60,000 3.000%,  12/1/2030
a
60,607
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 37,793
Sempra
31,000 6.550%,  4/1/2055
b
31,555
31,000 6.625%,  4/1/2055
b
31,446
31,000 6.400%,  10/1/2054
b
31,360
31,000 6.875%,  10/1/2054
b,e
31,777
Southern California Edison
Company
77,000 5.450%,  6/1/2031 79,683
Southern Company
50,000 5.700%,  10/15/2032 52,974
85,000 4.850%,  3/15/2035 83,858
90,000 3.750%,  9/15/2051
b
89,307
Southern Company, Convertible
55,000 4.500%,  6/15/2027 58,988
111,000 3.250%,  6/15/2028
a
111,056
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
56,976
13,000 6.250%,  2/1/2034
a
13,175
13,000 6.500%,  2/1/2036
a
13,328
TerraForm Power Operating, LLC
107,000 5.000%,  1/31/2028
a
107,120
Principal
Amount Long-Term Fixed Income  46.5% Value
Utilities  1.5% - continued
Topaz Solar Farms, LLC
$ 27,000 4.875%,  9/30/2039
a
$ 24,324
TransAlta Corporation
40,000 5.875%,  2/1/2034 40,032
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 50,918
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
28,516
69,000 7.000%,  12/15/2026
a,b,i
70,044
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
50,042
110,000 5.250%,  10/15/2035
a
108,910
VoltaGrid, LLC
19,000 7.375%,  11/1/2030
a
19,243
WEC Energy Group, Inc.
40,000 5.625%,  5/15/2056
b
40,214
WEC Energy Group, Inc.,
Convertible
55,000 4.375%,  6/1/2027 64,048
60,000 3.375%,  6/1/2028
a
61,410
57,000 4.375%,  6/1/2029 68,307
Xcel Energy, Inc.
60,000 4.600%,  6/1/2032 59,705
51,000 5.600%,  4/15/2035 52,673
XPLR Infrastructure, LP,
Convertible
75,000 2.500%,  6/15/2026
a,e
73,597
Total 6,749,657
Total Long-Term Fixed Income
(cost $209,701,966) 209,634,469
Shares Common Stock 31.2% Value
Communications Services  3.1%
9,126 Alphabet, Inc., Class A 3,084,588
11,404 Alphabet, Inc., Class C 3,860,596
8,619 AT&T, Inc. 225,904
13,406 Comcast Corporation 398,829
1,524 Match Group, Inc. 47,473
5,086 Meta Platforms, Inc. 3,644,119
12,060 Netflix, Inc.
k
1,006,889
120 New York Times Company 8,797
1,862 News Corporation, Class A 50,330
403 Reddit, Inc.
k
72,649
872 ROBLOX Corporation
k
57,343
444 T-Mobile US, Inc. 87,561
177 Tripadvisor, Inc.
k
2,352
9,392 Universal Music Group NV 230,270
3,391 Verizon Communications, Inc. 150,967
1,988 Walt Disney Company 224,246
16,439 Warner Brothers Discovery, Inc.
k
452,730
14,997 Warner Music Group Corporation 449,610
Total 14,055,253
Consumer Discretionary  3.0%
14,849 ADT, Inc. 118,792
1,368 Advance Auto Parts, Inc. 65,678
21,400 Amazon.com, Inc.
k
5,121,020
5,644 Aptiv plc
k
427,533
418 Asbury Automotive Group, Inc.
k
98,025
23 AutoZone, Inc.
k
85,199
75 Booking Holdings, Inc. 375,138
483 Boot Barn Holdings, Inc.
k
86,206

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.2% Value
Consumer Discretionary  3.0% - continued
1,286 Build-A-Bear Workshop, Inc. $ 76,748
20 Carnival Corporation
k
600
610 Churchill Downs, Inc. 60,000
2,621 D.R. Horton, Inc. 390,110
1,437 DoorDash, Inc.
k
294,039
432 Frontdoor, Inc.
k
25,535
758 Garmin, Ltd. 152,843
2,081 General Motors Company 174,804
513 Hilton Worldwide Holdings, Inc. 153,136
1,301 Home Depot, Inc. 487,342
861 Laureate Education, Inc.
k
29,532
2,470 Life Time Group Holdings, Inc.
k
72,050
2,753 Lowe's Companies, Inc. 735,216
296 McDonald's Corporation 93,240
16 NVR, Inc.
k
122,172
2,490 O'Reilly Automotive, Inc.
k
245,041
130 Ralph Lauren Corporation 45,943
1,652 Ross Stores, Inc. 311,650
1,163 SharkNinja, Inc.
k
137,467
17,131 Sony Group Corporation ADR 378,595
766 Tapestry, Inc. 97,213
4,497 Tesla, Inc.
k
1,935,554
463 Texas Roadhouse, Inc. 83,275
702 TJX Companies, Inc. 105,167
228 Ulta Beauty, Inc.
k
147,598
1,767 Universal Technical Institute, Inc.
k
49,176
1,636 Viking Holdings, Ltd.
k
118,037
385 Williams-Sonoma, Inc. 78,790
257 Wingstop, Inc. 68,215
5,465 Wyndham Hotels & Resorts, Inc. 397,797
981 Wynn Resorts, Ltd. 105,408
Total 13,549,884
Consumer Staples  1.1%
2,272 Altria Group, Inc. 140,841
181 Casey's General Stores, Inc. 109,776
601 Colgate-Palmolive Company 54,264
247 Costco Wholesale Corporation 232,242
1,266 John B. Sanfilippo & Son, Inc. 102,419
20,709 Keurig Dr Pepper, Inc. 568,255
292 Marzetti Company 50,098
746 Monster Beverage Corporation
k
60,247
3,136 PepsiCo, Inc. 481,784
838 Philip Morris International, Inc. 150,371
3,114 Procter & Gamble Company 472,612
8,342 Sysco Corporation 699,477
1,174 Turning Point Brands, Inc. 142,230
12,628 Unilever plc ADR 863,250
6,518 Walmart, Inc. 776,555
414 WD-40 Company 95,729
Total 5,000,150
Energy  1.3%
4,762 Antero Midstream Corporation 89,621
1,061 Baker Hughes Company 59,458
329 Cheniere Energy, Inc. 69,590
9,580 ConocoPhillips 998,523
14,812 Devon Energy Corporation 595,591
1,404 DHT Holdings, Inc. 20,119
21,868 Enterprise Products Partners, LP 725,799
797 EOG Resources, Inc. 89,368
1,582 Expand Energy Corporation 177,833
11,506 Exxon Mobil Corporation 1,626,948
17,133 Halliburton Company 574,298
4,389 Kinder Morgan, Inc. 133,821
Shares Common Stock  31.2% Value
Energy  1.3% - continued
2,055 Marathon Petroleum Corporation $ 362,070
1,501 Matador Resources Company 67,905
1,769 TechnipFMC plc 98,569
2,284 Williams Companies, Inc. 153,622
Total 5,843,135
Financials  4.7%
213 Affiliated Managers Group, Inc. 66,688
1,690 Allstate Corporation 336,293
4,037 Ally Financial, Inc. 170,684
1,005 Amalgamated Financial
Corporation 39,034
1,078 American Express Company 379,639
5,739 American International Group, Inc. 429,736
511 Ameriprise Financial, Inc. 269,394
165 Aon plc 57,691
2,071 Arch Capital Group, Ltd.
k
198,899
1,565 Associated Banc-Corp 42,662
1,913 Atlantic Union Bankshares
Corporation 74,301
28,848 Bank of America Corporation 1,534,714
5,760 Bank of New York Mellon
Corporation 690,739
585 Beacon Financial Corporation 16,585
1,653 Berkshire Hathaway, Inc.
k
794,316
264 BlackRock, Inc. 295,400
71 Blackstone Mortgage Trust, Inc. 1,367
17 Block, Inc.
k
1,027
3,436 Bridgewater Bancshares, Inc.
k
66,006
607 Byline Bancorp, Inc. 19,381
4,972 Capital One Financial Corporation 1,088,520
167 Central Pacific Financial
Corporation 5,439
13,020 Charles Schwab Corporation 1,353,038
1,736 Chubb, Ltd. 537,396
805 Citigroup, Inc. 93,147
506 Community Trust Bancorp, Inc. 31,220
273 ConnectOne Bancorp, Inc. 7,267
530 Customers Bancorp, Inc.
k
41,881
1,933 Donnelley Financial Solutions, Inc.
k
100,033
6 Encore Capital Group, Inc.
k
331
1,216 Enterprise Financial Services
Corporation 69,738
581 Federal Agricultural Mortgage
Corporation 98,363
3,379 Fifth Third Bancorp 169,693
204 Financial Institutions, Inc. 6,720
2,109 First Bancorp/Puerto Rico 46,651
222 First Citizens BancShares, Inc./NC 459,445
67 First Financial Corporation 4,366
134 First Mid-Illinois Bancshares, Inc. 5,641
673 Fiserv, Inc.
k
42,890
1,329 Glacier Bancorp, Inc. 67,354
454 Great Southern Bancorp, Inc. 27,867
317 Hanmi Financial Corporation 8,423
227 Hartford Insurance Group, Inc. 30,659
339 Hilltop Holdings, Inc. 12,696
439 Hometrust Bancshares, Inc. 18,930
1,074 Houlihan Lokey, Inc. 180,776
226 Independent Bank Corporation/MI 7,944
4,918 Intercontinental Exchange, Inc. 854,650
578 Invesco, Ltd. 15,774
6,926 JPMorgan Chase & Company 2,118,594
873 M&T Bank Corporation 193,431

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.2% Value
Financials  4.7% - continued
1,016 Marsh & McLennan Companies,
Inc. $ 191,201
942 Mastercard, Inc. 507,540
5,917 MetLife, Inc. 466,733
2,472 MGIC Investment Corporation 66,546
412 Moody's Corporation 212,411
6,064 Morgan Stanley 1,108,499
196 Morningstar, Inc. 39,610
2,353 Nasdaq, Inc. 227,982
180 NBT Bancorp, Inc. 7,997
286 NMI Holdings, Inc.
k
11,074
1,191 Northern Trust Corporation 177,971
1,487 Northwest Bancshares, Inc. 19,153
531 OFG Bancorp 21,399
3,212 Old National Bancorp 78,469
5,144 Old Republic International
Corporation 201,490
1,307 Old Second Bancorp, Inc. 25,931
447 Orrstown Financial Services, Inc. 16,101
124 Pinnacle Financial Partners, Inc. 11,791
53 PNC Financial Services Group,
Inc. 11,835
354 Popular, Inc. 47,270
612 Progressive Corporation 127,296
3,632 Robinhood Markets, Inc.
k
361,311
556 S&P Global, Inc. 293,451
2,491 SEI Investments Company 218,834
540 SouthState Bank Corporation 55,258
270 Stifel Financial Corporation 33,291
1,763 Triumph Financial, Inc.
k
111,228
212 U.S. Bancorp 11,895
3,606 Visa, Inc. 1,160,519
20,888 Wells Fargo & Company 1,890,155
888 WesBanco, Inc. 31,338
659 Wintrust Financial Corporation 97,196
851 Zions Bancorp NA 50,983
Total 21,077,191
Health Care  3.3%
198 AbbVie, Inc. 44,156
5,203 ADMA Biologics, Inc.
k
90,012
2,376 Agilent Technologies, Inc. 318,028
1,113 Amgen, Inc. 380,512
6,000 BioMarin Pharmaceutical, Inc.
k
339,240
4,441 Boston Scientific Corporation
k
415,367
963 Bristol-Myers Squibb Company 53,013
1,071 Cencora, Inc. 384,725
2,189 Cigna Group 600,027
4,148 Concentra Group Holdings Parent,
Inc. 92,003
451 CorVel Corporation
k
31,403
3,007 Danaher Corporation 658,202
776 Dexcom, Inc.
k
56,679
1,338 Eli Lilly & Company 1,387,707
1,514 Encompass Health Corporation 143,118
1,754 Exelixis, Inc.
k
72,545
4,800 Gilead Sciences, Inc. 681,360
1,499 ICON plc
k
270,195
577 ICU Medical, Inc.
k
86,492
302 IDEXX Laboratories, Inc.
k
202,479
748 Illumina, Inc.
k
108,318
473 Incyte Corporation
k
47,333
244 Insulet Corporation
k
62,418
1,555 Intuitive Surgical, Inc.
k
784,062
6,747 Johnson & Johnson 1,533,256
Shares Common Stock  31.2% Value
Health Care  3.3% - continued
2,880 Labcorp Holdings, Inc. $ 781,978
314 Medpace Holdings, Inc.
k
182,899
5,126 Medtronic plc 527,773
11,076 Merck & Company, Inc. 1,221,350
800 Merit Medical Systems, Inc.
k
64,872
118 Mettler-Toledo International, Inc.
k
162,042
243 Neurocrine Biosciences, Inc.
k
33,063
257 Penumbra, Inc.
k
92,050
2,613 Pfizer, Inc. 69,088
1,594 Progyny, Inc.
k
38,049
500 Repligen Corporation
k
74,685
1,057 Royalty Pharma plc 44,056
4,062 Sanofi SA ADR 191,076
1,518 STERIS plc 398,627
3,038 Stevanato Group SPA 47,332
700 Stryker Corporation 258,692
1,138 Teleflex, Inc. 118,773
59 Tenet Healthcare Corporation
k
11,167
308 Thermo Fisher Scientific, Inc. 178,212
1,797 Twist Bioscience Corporation
k
73,803
291 UFP Technologies, Inc.
k
73,082
158 United Therapeutics Corporation
k
74,179
1,540 UnitedHealth Group, Inc. 441,872
507 Veeva Systems, Inc.
k
103,387
565 Vertex Pharmaceuticals, Inc.
k
265,493
1,749 Waystar Holding Corporation
k
46,453
68 West Pharmaceutical Services,
Inc. 15,716
6,230 Zimmer Biomet Holdings, Inc. 542,446
1,024 Zoetis, Inc. 127,816
Total 15,102,681
Industrials  3.4%
493 3M Company 75,508
189 Acuity, Inc. 58,446
659 Allegion plc 108,992
9,992 Amentum Holdings, Inc.
k
357,514
1,857 AMETEK, Inc. 415,931
248 Applied Industrial Technologies,
Inc. 64,582
55 Armstrong World Industries, Inc. 10,106
1,324 Automatic Data Processing, Inc. 326,790
1,555 Badger Infrastructure Solutions,
Ltd. 87,922
2,695 Barrett Business Services, Inc. 102,410
485 BWX Technologies, Inc. 99,634
1,865 Caterpillar, Inc. 1,225,976
289 CECO Environmental Corporation
k
19,487
580 Cintas Corporation 111,006
41,049 CNH Industrial NV 441,687
1,351 Copart, Inc.
k
54,824
226 CRA International, Inc. 42,700
233 CSW Industrials, Inc. 62,905
28,533 CSX Corporation 1,077,406
120 Curtiss-Wright Corporation 78,803
12,731 Delta Air Lines, Inc. 838,846
140 EMCOR Group, Inc. 100,902
1,282 Enerpac Tool Group Corporation 51,742
828 Expeditors International of
Washington, Inc. 132,927
14,998 Fastenal Company 650,313
350 Ferguson Enterprises, Inc. 88,361
9,274 Flowserve Corporation 724,763
1,750 General Dynamics Corporation 614,408
2,360 General Electric Company 724,024

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.2% Value
Industrials  3.4% - continued
205 Graco, Inc. $ 17,903
1,417 Helios Technologies, Inc. 91,793
6,862 Hexcel Corporation 568,242
3,646 Honeywell International, Inc. 829,538
761 Howmet Aerospace, Inc. 158,349
1,036 ICF International, Inc. 96,607
448 IDEX Corporation 88,950
192 IES Holdings, Inc.
k
73,016
2,897 Jacobs Solutions, Inc. 391,848
2,127 JB Hunt Transport Services, Inc. 431,185
1 Johnson Controls International plc 119
1,196 Korn Ferry 83,086
2,102 L3Harris Technologies, Inc. 720,671
514 Leidos Holdings, Inc. 96,776
801 Limbach Holdings, Inc.
k
68,870
530 Lincoln Electric Holdings, Inc. 140,636
298 Modine Manufacturing Company
k
55,029
452 Moog, Inc. 138,018
778 Old Dominion Freight Line, Inc. 134,750
626 Oshkosh Corporation 90,031
464 Otis Worldwide Corporation 39,635
799 Parker-Hannifin Corporation 747,736
240 Quanta Services, Inc. 113,911
405 Republic Services, Inc. 87,112
544 Rockwell Automation, Inc. 229,378
1,457 Timken Company 135,778
140 Trane Technologies plc 58,881
4,100 Uber Technologies, Inc.
k
328,205
1,039 UL Solutions, Inc. 72,969
602 Union Pacific Corporation 141,530
124 United Rentals, Inc. 96,975
1,043 Veralto Corporation 103,236
541 Verisk Analytics, Inc. 117,646
296 Waste Management, Inc. 65,783
183 WESCO International, Inc. 52,966
Total 15,416,073
Information Technology  8.4%
464 Adobe, Inc.
k
136,068
1,794 Advanced Micro Devices, Inc.
k
424,694
3,850 Amphenol Corporation 554,708
707 Analog Devices, Inc. 219,792
17,324 Apple, Inc. 4,495,231
800 Applied Materials, Inc. 257,856
607 AppLovin Corporation
k
287,178
4,680 Arista Networks, Inc.
k
663,343
1,463 Autodesk, Inc.
k
369,949
6,698 Broadcom, Inc. 2,219,047
389 Cadence Design Systems, Inc.
k
115,284
17,247 Cisco Systems, Inc. 1,350,785
1,368 Crane NXT Company 69,111
985 Datadog, Inc.
k
127,380
183 Fabrinet
k
89,568
365 Flex, Ltd.
k
23,010
3,804 Fortinet, Inc.
k
309,113
230 GoDaddy, Inc.
k
23,120
2,556 GPGI, Inc.
k
60,245
30 InterDigital, Inc. 9,793
2,103 International Business Machines
Corporation 644,990
1,570 JFrog, Ltd.
k
86,036
819 Keysight Technologies, Inc.
k
177,174
113 KLA Corporation 161,357
4,317 Lam Research Corporation 1,007,847
372 Littelfuse, Inc. 120,439
Shares Common Stock  31.2% Value
Information Technology  8.4% - continued
252 Lumentum Holdings, Inc.
k
$ 98,744
2,655 Micron Technology, Inc. 1,101,506
14,006 Microsoft Corporation 6,026,642
795 Monday.com, Ltd.
k
91,226
134 Monolithic Power Systems, Inc. 150,636
685 Motorola Solutions, Inc. 275,740
325 Napco Security Technologies, Inc. 11,989
386 NetApp, Inc. 37,191
22,412 Nokia Oyj ADR
e
144,109
38,476 NVIDIA Corporation 7,353,918
250 NXP Semiconductors NV 56,535
1,173 Onto Innovation, Inc.
k
237,005
4,303 Oracle Corporation 708,188
2,985 Palantir Technologies, Inc.
k
437,571
2,327 Pegasystems, Inc. 101,667
412 Plexus Corporation
k
82,124
137 PTC, Inc.
k
21,390
6,612 Qualcomm, Inc. 1,002,313
483 Salesforce, Inc. 102,536
14,349 Samsung Electronics Company,
Ltd. 1,585,203
4,587 ServiceNow, Inc.
k
536,725
2,863 Shopify, Inc.
k
375,711
633 Silicon Laboratories, Inc.
k
90,171
4,168 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,377,774
4,852 TD SYNNEX Corporation 769,867
1,010 TE Connectivity plc 225,008
474 Teradyne, Inc. 114,258
1,004 Texas Instruments, Inc. 216,412
2,682 Trimble, Inc.
k
181,303
1,299 TTM Technologies, Inc.
k
127,562
418 VeriSign, Inc. 102,088
1,795 Vontier Corporation 67,312
445 Western Digital Corporation 111,352
505 Zebra Technologies Corporation
k
118,665
Total 38,043,559
Materials  1.1%
465 Albemarle Corporation 79,343
2,020 Amcor plc 89,385
1,500 Ashland, Inc. 91,740
9,453 CF Industries Holdings, Inc. 881,303
4,404 Crown Holdings, Inc. 461,011
2,618 Eastman Chemical Company 181,480
1,223 Ecolab, Inc. 344,874
2,640 Element Solutions, Inc. 76,824
1,724 Freeport-McMoRan, Inc. 103,837
1,296 Greif, Inc. 91,524
6,048 International Paper Company 243,855
6,974 Ivanhoe Mines, Ltd.
k
88,196
813 Linde plc 371,517
722 Louisiana-Pacific Corporation 60,460
1,550 Newmont Corporation 174,142
4,344 Nucor Corporation 772,016
331 Packaging Corporation of America 73,664
5,059 Solstice Advanced Materials, Inc.
k
312,494
1,381 Steel Dynamics, Inc. 247,986
Total 4,745,651
Real Estate  0.7%
925 Agree Realty Corporation 66,813
932 AvalonBay Communities, Inc. 165,588
2,431 CBRE Group, Inc.
k
414,072

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.2% Value
Real Estate  0.7% - continued
6,758 Crown Castle, Inc. $ 586,662
720 EPR Properties 39,053
911 Equity Lifestyle Properties, Inc. 57,548
7,735 Essential Properties Realty Trust,
Inc. 234,835
703 Extra Space Storage, Inc. 96,993
3,062 First Industrial Realty Trust, Inc. 177,688
24,256 Healthcare Realty Trust, Inc. 407,258
4,543 Host Hotels & Resorts, Inc. 84,182
619 Innovative Industrial Properties,
Inc. 29,910
211 Kite Realty Group Trust 4,956
4,282 Millrose Properties, Inc. 127,604
491 Outfront Media, Inc. 11,941
3,196 Sabra Health Care REIT, Inc. 59,861
474 SBA Communications Corporation 87,268
2,132 Sila Realty Trust, Inc. 51,914
6,123 Tanger, Inc. 200,345
1,575 Terreno Realty Corporation 96,925
Total 3,001,416
Utilities  1.1%
2,707 AES Corporation 39,658
1,575 Alliant Energy Corporation 103,808
2,696 CenterPoint Energy, Inc. 107,004
22 Clearway Energy, Inc., Class C 795
2,708 Constellation Energy Corporation 760,082
6,431 Duke Energy Corporation 780,402
4,541 Edison International 282,814
10,351 Entergy Corporation 992,557
4,889 Evergy, Inc. 375,133
64 Eversource Energy 4,424
2,462 NiSource, Inc. 109,042
752 Northwestern Energy Group, Inc. 51,031
5,584 PG&E Corporation 86,105
5,505 Portland General Electric
Company 276,626
1,011 Spire, Inc. 85,419
8,539 UGI Corporation 342,499
2,319 Vistra Energy Corporation 367,214
Total 4,764,613
Total Common Stock
(cost $90,169,981) 140,599,606
Shares
Registered Investment
Companies   13.7% Value
U.S. Affiliated   13.1%
2,609,513 Thrivent Core Emerging Markets
Debt Fund 23,172,476
2,759,737 Thrivent Core International Equity
Fund 35,766,191
Total 58,938,667
U.S. Unaffiliated   0.6%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 58,297
13,041 abrdn Income Credit Strategies
Fund 73,029
3,817 abrdn Total Dynamic Dividend
Fund
e
38,017
7,016 AllianceBernstein Global High
Income Fund, Inc. 74,861
10,265 Allspring Income Opportunities
Fund 70,315
Shares
Registered Investment
Companies  13.7% Value
U.S. Unaffiliated   0.6%  - continued
3,151 BlackRock Capital Allocation Term
Trust $ 46,320
1,697 BlackRock Core Bond Trust 16,172
9,640 BlackRock Corporate High Yield
Fund, Inc. 85,410
8,140 BlackRock Credit Allocation
Income Trust 86,609
713 BlackRock Debt Strategies Fund,
Inc. 7,280
1,075 BlackRock Enhanced Equity
Dividend Trust 10,331
6,259 BlackRock Enhanced Global
Dividend Trust 74,482
3,132 BlackRock Enhanced International
Dividend Trust 18,729
3,137 BlackRock Income Trust, Inc. 34,821
6,536 BlackRock Multi-Sector Income
Trust 86,537
6,079 Blackstone Strategic Credit 2027
Term Fund 71,611
6,031 Cornerstone Strategic Investment
Fund, Inc.
e
50,057
7,017 Eaton Vance Limited Duration
Income Fund 69,258
3,191 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 30,921
3,595 Invesco Senior Loan ETF 74,560
2,000 iShares Broad USD High Yield
Corporate Bond ETF 75,280
16,773 iShares Preferred and Income
Securities ETF
e
531,536
235 iShares Semiconductor ETF
e
81,380
15,723 Nuveen Credit Strategies Income
Fund 81,131
5,392 Nuveen Preferred Income
Opportunities Fund 43,999
6,155 PGIM Global High Yield Fund, Inc. 79,153
5,652 PGIM High Yield Bond Fund, Inc. 82,519
3,704 Pimco Dynamic Income Fund 67,598
4,260 PIMCO High Income Fund 21,130
4,507 PIMCO Income Strategy Fund II 33,352
865 Tri-Continental Corporation 28,770
3,734 Vanguard Short-Term Corporate
Bond ETF
e
298,907
1,396 Virtus Convertible & Income Fund 22,322
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 68,546
1,168 Virtus Equity & Convertible Income
Fund 29,726
11,333 Voya Global Equity Dividend &
Premium Opportunity Fund 65,618
2,370 Western Asset Diversified Income
Fund 32,943
17,387 Western Asset High Income
Opportunity Fund, Inc. 65,549
Total 2,787,076
Total Registered Investment
Companies (cost $53,652,733) 61,725,743

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock 0.9% Value
Basic Materials  0.1%
3,086 Albemarle Corporation,
Convertible, 7.250% $ 213,983
Total 213,983
Capital Goods  0.1%
4,619 Boeing Company, Convertible,
6.000% 345,132
Total 345,132
Communications Services  <0.1%
4,975 AT&T, Inc., 4.750%
i
96,017
2,000 Telephone and Data Systems, Inc.,
6.000%
i
40,560
Total 136,577
Financials  0.5%
2,475 AEGON Funding Company, LLC,
5.100% 49,846
2,600 Allstate Corporation, 5.100%
i
56,030
1,765 Apollo Global Management, Inc.,
Convertible, 6.750% 122,438
1,766 Ares Management Corporation,
Convertible, 6.750% 84,468
1,550 Athene Holding, Ltd., 5.625%
i
30,767
4,100 Bank of America Corporation,
4.250%
i
72,447
3,175 Bank of America Corporation,
4.375%
i
57,944
1,575 Bank of America Corporation,
4.750%
e,i
31,264
3,175 Bank of America Corporation,
5.000%
i
67,596
189 Bank of America Corporation,
Convertible, 7.250%
i
235,494
775 Capital One Financial Corporation,
4.800%
i
14,291
3,050 Capital One Financial Corporation,
5.000%
i
60,054
775 Charles Schwab Corporation,
4.450%
i
14,787
1,500 Citigroup, Inc., 6.250%
g,i,k
37,635
550 Citizens Financial Group, Inc.,
7.375%
i
14,437
1,250 Corebridge Financial, Inc., 6.375% 29,887
1,550 Fifth Third Bancorp, 4.950%
i
30,798
1,550 Huntington Bancshares, Inc./OH,
4.500%
i
27,466
3,100 JPMorgan Chase & Company,
4.200%
i
57,598
3,175 JPMorgan Chase & Company,
4.625%
i
63,183
3,350 JPMorgan Chase & Company,
4.750%
i
68,173
775 KeyCorp, 5.650%
i
17,004
3,150 KeyCorp, 6.200%
b,i
79,758
3,110 KKR & Company, Inc.,
Convertible, 6.250% 152,203
775 MetLife, Inc., 4.750%
i
15,500
2,600 Morgan Stanley, 4.250%
i
46,410
2,290 Morgan Stanley, 5.850%
i
56,380
2,800 Morgan Stanley, 7.125%
i
71,512
875 Pinnacle Financial Partners, Inc.,
8.397%
b,i
22,741
2,875 Public Storage, 4.125%
i
48,415
1,125 Public Storage, 4.625%
i
21,476
Shares Preferred Stock  0.9% Value
Financials  0.5% - continued
300 Public Storage, 4.700%
i
$ 5,721
1,550 Regions Financial Corporation,
4.450%
i
26,893
775 Regions Financial Corporation,
5.700%
b,i
19,150
1,550 Truist Financial Corporation,
4.750%
i
30,411
2,000 U.S. Bancorp, 4.000%
i
32,960
3,450 Wells Fargo & Company, 4.250%
i
61,307
3,175 Wells Fargo & Company, 4.375%
i
58,071
1,550 Wells Fargo & Company, 4.700%
i
30,148
2,350 Wells Fargo & Company, 4.750%
i
46,295
247 Wells Fargo & Company,
Convertible, 7.500%
i
304,788
Total 2,373,746
Technology  0.1%
1,784 Hewlett Packard Enterprise
Company, Convertible, 7.625% 108,057
2,892 Microchip Technology, Inc.,
Convertible, 7.500% 193,301
Total 301,358
Utilities  0.1%
4,150 CMS Energy Corporation, 4.200%
i
73,496
1,678 Nextera Energy, Inc., Convertible,
7.234% 85,712
2,582 NextEra Energy, Inc., Convertible,
7.299% 143,224
2,750 Southern Company, 4.950% 56,513
2,453 Southern Company, Convertible,
7.125%
k
125,716
Total 484,661
Total Preferred Stock
(cost $3,929,285) 3,855,457
Shares
Collateral Held for Securities
Loaned 0.9% Value
4,137,156 Thrivent Cash Management Trust 4,137,156
Total Collateral Held for
Securities Loaned
(cost $4,137,156) 4,137,156
Shares or
Principal
Amount Short-Term Investments 11.7% Value
Federal Home Loan Bank Discount
Notes
500,000 3.567%, 2/20/2026
l,m
498,985
100,000 3.573%, 2/27/2026
l,m
99,729
800,000 3.606%, 4/24/2026
l,m
793,308
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 3.565%, 3/23/2026
l,m
298,444
Federal National Mortgage
Association Discount Notes
1,000,000 3.538%, 3/18/2026
l,m
995,313
State Street Institutional U.S.
Government Money Market
Fund
17,988,291 3.650%
l
17,988,291
Thrivent Core Short-Term Reserve
Fund
3,189,772 3.970% 31,929,611

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  11.7% Value
U.S. Treasury Bills
100,000 3.605%, 3/5/2026
l,n
$ 99,690
Total Short-Term Investments
(cost $52,663,317) 52,703,371
Total Investments (cost
$414,254,438) 104.9% $472,655,802
Other Assets and Liabilities, Net
(4.9%) (22,266,155)
Total Net Assets 100.0% $450,389,647
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $69,404,691 or
15.4% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Fund as of January 30, 2026 was $14,880 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 28,823
Credit Suisse Group AG  11/30/2018 38,508
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 2,765,386
Common Stock 1,112,974
Total lending $3,878,360
Gross amount payable upon return of
collateral for securities loaned $4,137,156
Net amounts due to counterparty $258,796
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Dynamic Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 20,085,185 – 20,085,185 –
Basic Materials 1,801,979 – 1,801,979 –
Capital Goods 5,700,503 – 5,700,503 –
Collateralized Mortgage Obligations 24,712,978 – 24,712,978 –
Commercial Mortgage-Backed Securities 3,471,127 – 3,471,127 –
Communications Services 5,689,486 – 5,689,486 –
Consumer Cyclical 7,808,272 – 7,808,272 –
Consumer Non-Cyclical 8,900,466 – 8,900,466 –
Energy 6,267,840 – 6,267,840 –
Financials 20,797,967 – 20,797,967 –
Foreign Government 40,031 – 40,031 –
Mortgage-Backed Securities 64,996,890 – 64,996,890 –
Technology 7,518,271 – 7,518,271 –
Transportation 1,510,783 – 1,510,783 –
U.S. Government & Agencies 23,583,034 – 23,583,034 –
Utilities 6,749,657 – 6,749,657 –
Common Stock
Communications Services 14,055,253 13,824,983 230,270 –
Consumer Discretionary 13,549,884 13,549,884 – –
Consumer Staples 5,000,150 5,000,150 – –
Energy 5,843,135 5,843,135 – –
Financials 21,077,191 21,077,191 – –
Health Care 15,102,681 15,102,681 – –
Industrials 15,416,073 15,328,151 87,922 –
Information Technology 38,043,559 36,458,356 1,585,203 –
Materials 4,745,651 4,657,455 88,196 –
Real Estate 3,001,416 3,001,416 – –
Utilities 4,764,613 4,764,613 – –
Preferred Stock
Basic Materials 213,983 213,983 – –
Capital Goods 345,132 345,132 – –
Communications Services 136,577 136,577 – –
Financials 2,373,746 2,373,746 – –
Technology 301,358 301,358 – –
Utilities 484,661 484,661 – –
Registered Investment Companies
U.S. Unaffiliated 2,787,076 2,787,076 – –
Short-Term Investments 20,773,760 17,988,291 2,785,469 –
Subtotal Investments in Securities $377,650,368 $163,238,839 $214,411,529 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 58,938,667
Affiliated Short-Term Investments 31,929,611
Collateral Held for Securities Loaned 4,137,156
Subtotal Other Investments $95,005,434
Total Investments at Value $472,655,802
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Dynamic Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 983,791 983,791 – –
Total Return Swaps 4,951 – 4,951 –
Total Asset Derivatives $988,742 $983,791 $4,951 $–
Liability Derivatives
Futures Contracts 656,885 465,023 191,862 –
Credit Default Swaps 10,678 – 10,678 –
Total Liability Derivatives $667,563 $465,023 $202,540 $–
The following table presents Dynamic Allocation Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling
$2,846,280 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 47 March 2026 $ 5,313,380 ( $ 57,458)
CBOT 2-Yr. U.S. Treasury Note 45 March 2026 9,395,743 (13,594)
CBOT 5-Yr. U.S. Treasury Note 163 March 2026 17,869,129 (113,589)
CBOT U.S. Long Bond 7 March 2026 809,176 (3,301)
CME E-mini S&P 500 Index 39 March 2026 13,584,334 (1,122)
CME Ultra Long Term U.S. Treasury Bond 48 March 2026 5,760,537 (123,537)
ICE mini MSCI EAFE Index 43 March 2026 6,283,763 245,357
ICE US mini MSCI Emerging Markets Index 125 March 2026 8,793,309 711,691
Ultra 10-Yr. U.S. Treasury Note 14 March 2026 1,605,320 (7,133)
Total Futures Long Contracts $ 69,414,691 $ 637,314
CME E-mini NASDAQ 100 Index (4) March 2026 ( $ 2,080,343) $ 26,743
CME E-mini Russell 2000 Index (4) March 2026 (522,711) (2,209)
CME E-mini S&P Mid-Cap 400 Index (31) March 2026 (10,544,170) (143,080)
Eurex Euro STOXX 50 Index (84) March 2026 (5,727,558) (191,862)
Total Futures Short Contracts ( $ 18,874,782) ($310,408)
Total Futures Contracts $ 50,539,909 $326,906

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Dynamic Allocation Fund's credit default swap contracts held as of January 30, 2026. Investments totaling $99,690 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 905,850 $ – ( $ 10,678) ( $ 10,678)
Total Credit Default Swaps $– ($10,678) ($10,678)
1 As the buyer of protection, Dynamic Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Dynamic Allocation Fund's total return swap contracts held as of January 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 1,996,170 $ 4,951 $ – $ 4,951
Total Return Swaps $ 4,951 $ – $4,951
# Payment made on Termination Date

Dynamic Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $22,797 $334 $140 $23,172 2,610 5.1%
Core International Equity 32,500 2,814 – 35,766 2,760 8.0
Total U.S. Affiliated Registered Investment
Companies 55,297 58,938 13.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 37,531 430 6,063 31,930 3,190 7.1
Total Affiliated Short-Term Investments 37,531 31,930 7.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,333 13,561 13,757 4,137 4,137 0.9
Total Collateral Held for Securities Loaned 4,333 4,137 0.9
Total Value $97,161 $95,005
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($17) $198 $– $334
Core International Equity – 452 1,690 1,124
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 0 32 – 361
Total Income/Non Cash Income from Affiliated Investments $1,819
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total ($17) $682 $1,690

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 78.6% Value
Communications Services  6.3%
69,922 Alphabet, Inc., Class A $ 23,633,636
108,579 Alphabet, Inc., Class C 36,757,249
283 AST SpaceMobile, Inc.
a,b
31,472
198,954 Autotrader Group plc
c
1,466,582
212,312 Bezeq Israel Telecommunication
Corporation, Ltd. 545,257
673 CarGurus, Inc.
b
21,805
141,641 Comcast Corporation 4,213,820
248,763 Deutsche Telekom AG 8,348,087
1,206 Fox Corporation, Class B 79,077
6,814 Imax Corporation
b
237,877
10,235 Ipsos SA 434,208
1,227 Iridium Communications, Inc. 24,442
284,900 KDDI Corporation 4,810,245
138,691 Koninklijke (Royal) KPN NV 679,243
2,066 Liberty Global, Ltd., Class A
b
22,912
740 Liberty Media Corporation-Liberty
Formula One
b
64,395
5,440 Lumen Technologies, Inc.
b
47,981
241,000 LY Corporation 617,062
79 Madison Square Garden Sports
Corporation
b
22,400
1,633 Magnite, Inc.
b
23,630
5,941 Match Group, Inc. 185,062
45,589 Meta Platforms, Inc. 32,664,518
59,634 MONY Group plc 152,229
104,276 Netflix, Inc.
b
8,706,003
4,649 New York Times Company 340,818
9,713 News Corporation, Class A 262,542
1,200 Nintendo Company, Ltd. 74,311
3,568,700 NTT, Inc. 3,586,115
566 Omnicom Group, Inc. 43,605
9,512 Pinterest, Inc.
b
210,501
1,553 Reddit, Inc.
b
279,959
4,120 ROBLOX Corporation
b
270,931
438 Roku, Inc.
b
41,698
2,100 Scout24 SE
c
209,079
1,062,900 SoftBank Corporation 1,444,757
107,900 SoftBank Group Corporation 2,946,467
292 Spotify Technology SA
b
146,102
628 Take-Two Interactive Software,
Inc.
b
138,348
562,711 Telstra Corporation, Ltd. 1,911,694
1,173 Trade Desk, Inc.
b
35,577
61,700 TV Asahi Holdings Corporation 1,426,941
99,238 Universal Music Group NV 2,433,081
1,506,240 Vodafone Group plc 2,218,271
188,149 Warner Brothers Discovery, Inc.
b
5,181,623
158,463 Warner Music Group Corporation 4,750,721
Total 151,742,333
Consumer Discretionary  6.8%
24,684 ADT, Inc. 197,472
8,000 Aisin Corporation 143,320
201,392 Amazon.com, Inc.
b
48,193,106
2,670 American Eagle Outfitters, Inc. 62,238
45,627 Aptiv plc
b
3,456,245
1,575 Aramark 60,622
6,400 Asics Corporation 154,065
240 Autoliv, Inc. 29,098
48 AutoNation, Inc.
b
9,839
1,890 Avolta AG 115,709
15,600 Bandai Namco Holdings, Inc. 404,800
3,225 Bath & Body Works, Inc. 70,305
2,850 Berkeley Group Holdings plc 161,021
Shares Common Stock  78.6% Value
Consumer Discretionary  6.8% - continued
1,334 Best Buy Company, Inc. $ 86,843
539 Booking Holdings, Inc. 2,695,992
954 Boot Barn Holdings, Inc.
b
170,270
8,108 BorgWarner, Inc. 384,400
22,800 Bridgestone Corporation 513,325
66 Bright Horizons Family Solutions,
Inc.
b
6,114
288 Brunswick Corporation 23,103
824 Buckle, Inc. 38,975
2,489 Build-A-Bear Workshop, Inc. 148,544
1,443 CarMax, Inc.
b
64,271
4,374 Carnival Corporation
b
131,307
28 Cavco Industries, Inc.
b
13,777
2,633 Chewy, Inc.
b
76,647
1,696 Chipotle Mexican Grill, Inc.
b
65,924
1,274 Churchill Downs, Inc. 125,311
111 Citi Trends, Inc.
b
4,790
69,204 Compass Group plc 2,075,104
1,338 Coursera, Inc.
b
8,108
29,834 D.R. Horton, Inc. 4,440,493
1,622 Dana, Inc. 46,876
182 Darden Restaurants, Inc. 36,282
121 Deckers Outdoor Corporation
b
14,440
21,800 Denso Corporation 302,470
219 Domino's Pizza, Inc. 89,862
24,526 DoorDash, Inc.
b
5,018,510
39 Duolingo, Inc.
b
5,228
1,440 eBay, Inc. 131,357
786 Etsy, Inc.
b
41,627
4,700 Fast Retailing Company, Ltd. 1,793,205
726 Five Below, Inc.
b
139,131
20,522 Ford Motor Company 284,845
1,473 Fox Factory Holding Corporation
b
27,103
624 Frontdoor, Inc.
b
36,885
947 Games Workshop Group plc 220,923
2,681 Gap, Inc. 75,014
1,947 Garmin, Ltd. 392,593
1,757 Garrett Motion, Inc. 31,696
1,115 General Motors Company 93,660
3,284 Gentex Corporation 75,565
150 GigaCloud Technology, Inc.
b
5,990
6,503 Gildan Activewear, Inc. 422,565
4,502 Goodyear Tire & Rubber
Company
b
42,364
562 Grand Canyon Education, Inc.
b
97,698
20,600 Haseko Corporation 422,225
23,600 Heiwa Corporation 309,141
2,445 Hilton Worldwide Holdings, Inc. 729,857
19,135 Home Depot, Inc. 7,167,780
404,500 Honda Motor Company, Ltd. 4,068,274
1,164 Installed Building Products, Inc. 335,395
36,400 Isuzu Motors, Ltd. 586,397
13,946 JB Hi-Fi, Ltd. 785,725
26,200 JTEKT Corporation 309,366
264,705 Kingfisher plc 1,219,859
3,451 Laureate Education, Inc.
b
118,369
326 Lear Corporation 38,171
17,068 Levi Strauss & Company 339,312
251 Life Time Group Holdings, Inc.
b
7,322
153 Lithia Motors, Inc. 49,486
41,544 Lottomatica Group SPA 1,021,908
29,083 Lowe's Companies, Inc. 7,766,906
423 Lululemon Athletica, Inc.
b
73,813
5,107 LVMH Moet Hennessy Louis
Vuitton SE 3,296,092

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Consumer Discretionary  6.8% - continued
119 M/I Homes, Inc.
b
$ 15,910
2,031 Macy's, Inc. 40,661
7,908 Mattel, Inc.
b
165,198
36,902 Mercedes-Benz Group AG 2,522,047
360 MGM Resorts International
b
12,074
1,884 Mohawk Industries, Inc.
b
223,028
26,059 Next plc 4,731,226
60 NVR, Inc.
b
458,144
3,537 O'Reilly Automotive, Inc.
b
348,076
44,348 Pirelli & C. SPA
c
333,951
224 Planet Fitness, Inc.
b
20,393
100,139 Prosus NV 5,758,138
408 PulteGroup, Inc. 51,037
102,200 Rakuten Group, Inc.
b
612,762
916 Ralph Lauren Corporation 323,724
242 Red Rock Resorts, Inc. 15,277
4,881 Ross Stores, Inc. 920,801
6,900 Sanrio Company, Ltd. 213,475
74,000 Sekisui House, Ltd.
a
1,649,223
719 Service Corporation International/
US 57,829
5,173 SharkNinja, Inc.
b
611,449
10,838 Six Flags Entertainment
Corporation
b
195,192
4,455 Sonos, Inc.
b
63,929
268,400 Sony Group Corporation 5,917,659
181,029 Sony Group Corporation ADR 4,000,741
388 Strategic Education, Inc. 32,988
32,500 Subaru Corporation 697,716
2,426 Tapestry, Inc. 307,884
202 Taylor Morrison Home Corporation
b
12,312
39,598 Tesla, Inc.
b
17,043,375
4,144 Texas Roadhouse, Inc. 745,340
754 Toll Brothers, Inc. 108,945
1,161 TopBuild Corporation
b
543,406
215,000 Toyota Motor Corporation 4,873,084
330 Ulta Beauty, Inc.
b
213,629
6,603 Universal Technical Institute, Inc.
b
183,761
163 Urban Outfitters, Inc.
b
11,549
1,749 VF Corporation 34,263
7,038 Viking Holdings, Ltd.
b
507,792
269 Visteon Corporation 24,441
335 Wayfair, Inc.
b
34,669
4,547 Wendy's Company
a
35,421
2,765 Wingstop, Inc. 733,914
171 Winmark Corporation 77,068
65,756 Wyndham Hotels & Resorts, Inc. 4,786,379
3,193 Wynn Resorts, Ltd. 343,088
9,525 Yum China Holding, Inc. 470,725
1,182 Yum! Brands, Inc. 183,801
Total 163,469,919
Consumer Staples  3.1%
4,000 Ain Holdings, Inc. 167,039
3,558 Albertsons Companies, Inc. 59,241
31,945 Anheuser-Busch InBev SA/NV 2,299,506
487 Archer-Daniels-Midland Company 32,780
13,600 Arcs Company, Ltd. 305,541
1,070 BellRing Brands, Inc.
b
26,611
550 BJ's Wholesale Club Holdings,
Inc.
b
50,842
8,460 British American Tobacco plc 511,097
392 Campbell's Company 10,968
1,067 Casey's General Stores, Inc. 647,136
Shares Common Stock  78.6% Value
Consumer Staples  3.1% - continued
1,037 Central Garden & Pet Company,
Class A
b
$ 31,805
3,076 Chefs' Warehouse, Inc.
b
193,480
1,444 Church & Dwight Company, Inc. 138,985
10,398 Conagra Brands, Inc. 192,467
1,133 Darling Ingredients, Inc.
b
51,733
439 Dollar General Corporation 62,966
322 Dollar Tree, Inc.
b
37,864
1,361 Estee Lauder Companies, Inc. 156,896
134 Hershey Company 26,097
203,730 Imperial Brands plc 8,580,622
462 Ingredion, Inc. 54,562
4,206 J & J Snack Foods Corporation 399,570
220,602 Keurig Dr Pepper, Inc. 6,053,319
228,739 Koninklijke Ahold Delhaize NV 8,943,760
1,969 Kroger Company 123,752
979 Lamb Weston Holdings, Inc. 44,965
1,739 Maplebear, Inc.
b
64,621
141 Marzetti Company 24,191
1,945 McCormick & Company, Inc. 120,259
639 Molson Coors Beverage Company 30,698
39,467 Nestle SA 3,766,200
27,652 PepsiCo, Inc. 4,248,177
419 Primo Brands Corporation 7,936
8,150 Reckitt Benckiser Group plc 679,380
1,268 Simply Good Foods Company
b
23,800
842 Smithfield Foods, Inc. 20,124
483 Sprouts Farmers Markets, Inc.
b
34,250
97,324 Sysco Corporation 8,160,617
762,068 Tesco plc 4,434,305
3,543 Turning Point Brands, Inc. 429,234
3,230 Tyson Foods, Inc. 211,016
140,988 Unilever plc ADR 9,637,940
281 Universal Corporation 15,902
418 US Foods Holding Corporation
b
34,953
4,151 Vita Coco Company, Inc.
b
221,456
85,970 Walmart, Inc. 10,242,466
2,993,000 WH Group, Ltd.
c
3,532,027
Total 75,143,156
Energy  3.3%
12,714 Antero Midstream Corporation 239,277
4,285 Antero Resources Corporation
b
155,845
4,153 APA Corporation 109,681
1,431 Archrock, Inc. 42,343
6,497 Baker Hughes Company 364,092
542,957 BP plc 3,442,637
416 Cactus, Inc. 23,392
119 California Resources Corporation 6,367
2,266 Cheniere Energy, Inc. 479,304
443 Chord Energy Corporation 44,406
89,883 ConocoPhillips 9,368,505
17,900 Cosmo Energy Holdings
Company, Ltd. 536,770
19,878 Coterra Energy, Inc. 573,480
115,079 Devon Energy Corporation 4,627,327
1,399 DHT Holdings, Inc. 20,048
2,778 Diamondback Energy, Inc. 455,453
1,230 DT Midstream, Inc. 155,005
51,500 Eneos Holdings, Inc. 435,274
104,345 Eni SPA 2,132,728
242,883 Enterprise Products Partners, LP 8,061,287
1,766 EQT Corporation 101,951
2,329 Expand Energy Corporation 261,803
110,429 Exxon Mobil Corporation 15,614,661

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Energy  3.3% - continued
32,199 Galp Energia SGPS SA $ 640,686
774 Gulfport Energy Corporation
b
158,028
159,581 Halliburton Company 5,349,155
2,974 Hess Midstream, LP 105,488
1,061 HF Sinclair Corporation 55,161
36,300 Inpex Corporation 813,273
14,532 Kinder Morgan, Inc. 443,081
987 Kodiak Gas Services, Inc. 41,464
14,118 Koninklijke Vopak NV 704,617
22,587 Marathon Petroleum Corporation 3,979,604
6,619 Noble Corporation plc 235,769
884 NOV, Inc. 16,221
921 Occidental Petroleum Corporation 41,804
210 Oceaneering International, Inc.
b
6,321
2,515 ONEOK, Inc. 199,163
2,500 Ovintiv, Inc. 108,675
4,294 Permian Resources Corporation 69,262
1,945 Phillips 66 279,224
2,145 Range Resources Corporation 81,188
51,624 SBM Offshore NV 1,854,353
486 Scorpio Tankers, Inc. 30,919
392,227 Shell plc 15,076,956
1,365 SLB, Ltd. 66,039
2,497 SM Energy Company 48,617
1,373 Talos Energy, Inc.
b
16,366
163 Targa Resources Corporation 32,760
13,622 TechnipFMC plc 759,018
561 Valero Energy Corporation 101,782
739 Viper Energy, Inc. 31,289
1,171 Williams Companies, Inc. 78,761
Total 78,676,680
Financials  15.7%
178 1st Source Corporation 11,985
39,213 AB Industrivarden, Class A 1,960,276
297 ACNB Corporation 15,004
921 Affiliated Managers Group, Inc. 288,356
1,037 Affirm Holdings, Inc.
b
62,531
19,699 AGNC Investment Corporation 224,569
30,808 Allianz SE 13,565,489
18,806 Allstate Corporation 3,742,206
4,293 Ally Financial, Inc. 181,508
1,075 Amerant Bancorp, Inc. 23,328
16,338 American Express Company 5,753,753
388 American Financial Group, Inc. 50,545
60,632 American International Group, Inc. 4,540,124
584 Ameriprise Financial, Inc. 307,879
252 Ameris Bancorp 20,316
76,067 ANZ Group Holdings, Ltd. 1,935,170
6,202 Arch Capital Group, Ltd.
b
595,640
3,578 Ares Management Corporation 535,519
853 Arrow Financial Corporation 28,840
1,574 Artisan Partners Asset
Management, Inc. 70,075
4,177 Associated Banc-Corp 113,865
642 Assurant, Inc. 152,879
557 Assured Guaranty, Ltd. 47,261
485 Atlantic Union Bankshares
Corporation 18,837
207,152 AXA SA 9,445,983
846 Axis Capital Holdings, Ltd. 87,290
243,892 Banco Bilbao Vizcaya Argentaria
SA 6,190,895
1,339,484 Banco Comercial Portugues SA 1,449,867
1,214,731 Banco de Sabadell SA 4,765,144
Shares Common Stock  78.6% Value
Financials  15.7% - continued
768,283 Banco Santander SA $ 9,809,521
67,710 Bank Hapoalim BM 1,673,888
74,761 Bank Leumi Le-Israel BM 1,797,205
266,930 Bank of America Corporation 14,200,676
35,235 Bank of Ireland Group plc 715,888
612 Bank of Marin Bancorp 16,432
200 Bank of N.T. Butterfield & Son, Ltd. 10,360
61,778 Bank of New York Mellon
Corporation 7,408,418
460 Bank OZK 21,878
55 BankUnited, Inc. 2,611
593 Bankwell Financial Group, Inc. 28,577
1,222 Banner Corporation 75,569
794 Bar Harbor Bankshares 26,925
1,273,624 Barclays plc 8,500,219
424 BCB Bancorp, Inc. 3,345
1,427 Beacon Financial Corporation 40,455
4,937 Blue Owl Capital, Inc. 67,341
101,926 BNP Paribas SA 11,021,554
203 Bread Financial Holdings, Inc. 14,726
456 Brown & Brown, Inc. 32,878
254 Burke & Herbert Financial Services
Corporation 16,632
1,210 Business First Bancshares, Inc. 34,086
2,568 Byline Bancorp, Inc. 81,996
205 C&F Financial Corporation 15,437
990 Cadence Bank 41,689
103 Camden National Corporation 4,900
602 Capital City Bank Group, Inc. 25,140
53,951 Capital One Financial Corporation 11,811,492
5,217 Capitol Federal Financial, Inc. 37,980
6,525 Carlyle Group, Inc. 383,540
81 Cathay General Bancorp 4,146
2,299 Central Pacific Financial
Corporation 74,878
113,120 Charles Schwab Corporation 11,755,430
887 ChoiceOne Financial Services, Inc. 25,448
15,840 Chubb, Ltd. 4,903,430
957 Cincinnati Financial Corporation 153,972
987 Citizens Financial Group, Inc. 62,161
1,248 Civista Bancshares, Inc. 30,114
402 CNB Financial Corporation 11,135
2,453 CNO Financial Group, Inc. 103,149
506 Coinbase Global, Inc.
b
98,538
1,744 Columbia Banking System, Inc. 51,343
703 Commerce Bancshares, Inc. 37,006
6,164 Commerzbank AG 253,370
49,494 Commonwealth Bank of Australia 5,123,660
26 Community Financial System, Inc. 1,625
444 Community Trust Bancorp, Inc. 27,395
1,169 Community West Bancshares 28,021
3,134 ConnectOne Bancorp, Inc. 83,427
59 Corpay, Inc.
b
18,563
200,581 Credit Agricole SA 4,343,882
359 Cullen/Frost Bankers, Inc. 49,477
357 Customers Bancorp, Inc.
b
28,210
462,100 Dai-ichi Mutual Life Insurance
Company, Ltd. 4,063,773
275,900 Daiwa Securities Group, Inc. 2,688,477
7,709 Deutsche Bank AG 304,207
5,563 Deutsche Boerse AG 1,408,697
47,009 DNB Bank ASA 1,347,906
1,698 Dynex Capital, Inc. 23,568
1,193 East West Bancorp, Inc. 136,527
605 Eastern Bankshares, Inc. 12,393

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Financials  15.7% - continued
1,482 Enova International, Inc.
b
$ 244,782
2,781 Equitable Holdings, Inc. 129,038
2,119 Essent Group, Ltd. 133,327
330 Euronet Worldwide, Inc.
b
23,912
311 Evercore, Inc. 109,867
84 Everest Group, Ltd. 27,828
1,863 F.N.B. Corporation 32,696
490 FactSet Research Systems, Inc. 124,636
1,827 Farmers National Banc
Corporation 23,714
1,863 Federated Hermes, Inc. 99,261
2,433 Fidelity National Information
Services, Inc. 134,423
1,880 Fifth Third Bancorp 94,414
2,209 Financial Institutions, Inc. 72,764
1,399 First American Financial
Corporation 88,389
4,861 First Bancorp/Puerto Rico 107,525
1,102 First Bank/Hamilton, NJ 18,381
2,370 First Citizens BancShares, Inc./NC 4,904,881
2,111 First Financial Bancorp 60,670
299 First Financial Bankshares, Inc. 9,514
1,283 First Financial Corporation 83,600
121 First Hawaiian, Inc. 3,213
3,565 First Horizon Corporation 87,307
205 First Internet Bancorp 4,467
1,163 First Merchants Corporation 46,241
899 First Mid-Illinois Bancshares, Inc. 37,848
383 FirstCash Holdings, Inc. 65,302
824 Flagstar Bank NA 10,893
1,235 Flushing Financial Corporation 19,501
503 Flywire Corporation
b
6,338
2,266 Franklin Resources, Inc. 60,321
2,941 Fulton Financial Corporation 60,732
157,901 Generali 6,440,870
2,332 Genworth Financial, Inc.
b
19,449
455 Glacier Bancorp, Inc. 23,059
319 Global Life, Inc. 44,730
561 Global Payments, Inc. 40,246
470 Great Southern Bancorp, Inc. 28,849
1,347 Hamilton Lane, Inc. 190,250
366 Hancock Whitney Corporation 25,181
2,729 Hanmi Financial Corporation 72,510
173 Hanover Insurance Group, Inc. 30,126
1,814 Hartford Insurance Group, Inc. 244,999
514 HBT Financial, Inc. 13,868
1,459 Heritage Financial Corporation 37,657
1,209 Hilltop Holdings, Inc. 45,277
222 Home Bancorp, Inc. 13,251
789 Home BancShares, Inc. 22,802
162 Hometrust Bancshares, Inc. 6,985
1,580 Horizon Bancorp, Inc. 27,840
3,456 Houlihan Lokey, Inc. 581,714
197,411 HSBC Holdings plc 3,482,499
3,940 Huntington Bancshares, Inc./OH 68,871
31,986 IG Group Holdings plc 593,404
32 Independent Bank Corporation/MA 2,585
922 Independent Bank Corporation/MI 32,408
174,650 Insurance Australia Group, Ltd. 920,779
468 Interactive Brokers Group, Inc. 35,044
27,027 Intercontinental Exchange, Inc. 4,696,752
14,532 Invesco, Ltd. 396,578
140,093 Investor AB, Class B 5,401,941
96 Jack Henry & Associates, Inc. 17,204
882 Jackson Financial, Inc. 104,887
Shares Common Stock  78.6% Value
Financials  15.7% - continued
53,900 Japan Exchange Group, Inc. $ 588,169
205,200 Japan Post Holdings Company,
Ltd. 2,469,135
1,146 Jefferies Financial Group, Inc. 70,112
63,647 JPMorgan Chase & Company 19,468,981
4,328 Kearny Financial Corporation/MD 33,715
1,520 KeyCorp 32,710
2,083 Lazard, Inc. 111,899
1,280 LendingClub Corporation
b
21,645
1,183 Lincoln National Corporation 49,225
438,466 Lloyds TSB Group plc 654,717
257 Loews Corporation 27,132
3,788 M&T Bank Corporation 839,307
226,906 Mapfre SA 1,038,266
4 Markel Group, Inc.
b
8,163
438 MarketAxess Holdings, Inc. 74,123
9,657 Marsh & McLennan Companies,
Inc. 1,817,351
1,617 Mercantile Bank Corporation 84,052
63,838 MetLife, Inc. 5,035,541
13,216 MGIC Investment Corporation 355,775
345,600 Mitsubishi UFJ Financial Group,
Inc. 6,258,943
54,300 Mizuho Financial Group, Inc. 2,357,594
71,201 Morgan Stanley 13,015,543
1,814 Morningstar, Inc. 366,591
65,500 MS and AD Insurance Group
Holdings, Inc. 1,668,782
370 MSCI, Inc. 225,411
10,481 Muenchener Rueckversicherungs-
Gesellschaft AG 6,352,309
4,753 Nasdaq, Inc. 460,518
76,908 National Australia Bank, Ltd. 2,310,271
1,022 National Bank Holdings
Corporation 41,064
448,682 NatWest Group plc 4,089,624
1,525 NBT Bancorp, Inc. 67,756
4,015 NMI Holdings, Inc.
b
155,461
34,748 NN Group NV 2,754,387
137,700 Nomura Holdings, Inc. 1,247,884
95,199 Nordea Bank Abp 1,839,290
1,186 Northeast Community Bancorp,
Inc. 27,990
1,614 Northern Trust Corporation 241,180
2,392 Northfield Bancorp, Inc. 29,469
3,390 Northwest Bancshares, Inc. 43,663
963 OFG Bancorp 38,809
9,971 Old National Bancorp 243,592
6,228 Old Republic International
Corporation 243,951
1,183 Old Second Bancorp, Inc. 23,471
2,654 OneMain Holdings, Inc. 173,943
985 Orange County Bancorp, Inc. 30,358
48,900 ORIX Corporation 1,490,247
2,098 Orrstown Financial Services, Inc. 75,570
282 Palomar Holdings, Inc.
b
34,852
19,548 Paragon Banking Group plc 237,526
16 Park National Corporation 2,607
878 Parke Bancorp, Inc. 23,978
460 Paymentus Holdings, Inc.
b
12,296
1,111 PCB Bancorp 24,931
184 PennyMac Financial Services, Inc. 18,385
1,032 Peoples Bancorp, Inc./OH 33,561
548 Peoples Financial Services
Corporation 28,551
547 Pinnacle Financial Partners, Inc. 52,014

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Financials  15.7% - continued
137 Piper Sandler Companies $ 47,450
12,665 Plus500, Ltd. 729,013
1,372 Popular, Inc. 183,203
1,153 Principal Financial Group, Inc. 109,212
494 Prosperity Bancshares, Inc. 34,091
966 Provident Financial Services, Inc. 21,387
1,827 Prudential Financial, Inc. 202,998
318,718 QBE Insurance Group, Ltd. 4,368,276
3,192 Radian Group, Inc. 105,017
803 Raymond James Financial, Inc. 133,186
2,268 Regions Financial Corporation 64,638
553 Reinsurance Group of America,
Inc. 112,121
626 RenaissanceRe Holdings, Ltd. 176,344
179 Renasant Corporation 6,750
704 RLI Corporation 41,135
50,962 Robinhood Markets, Inc.
b
5,069,700
1,406 Rocket Companies, Inc. 25,210
41,276 Sampo Oyj 460,324
4,107 SEI Investments Company 360,800
3,821 Selective Insurance Group, Inc. 321,270
119 ServisFirst Bancshares, Inc. 9,740
2,210 Shore Bancshares, Inc. 41,924
26,551 Simmons First National
Corporation 539,782
265,000 Singapore Exchange, Ltd. 3,671,870
117,100 Sompo Holdings, Inc. 4,038,138
1,372,600 Sony Financial Group, Inc.
b
1,379,163
1,808 South Plains Financial, Inc. 75,321
1,227 Southern Missouri Bancorp, Inc. 76,773
2,123 SouthState Bank Corporation 217,247
125,006 Standard Chartered plc 3,198,445
637 Starwood Property Trust, Inc. 11,421
1,887 State Street Corporation 246,933
935 StepStone Group, Inc. 66,095
1,961 Stifel Financial Corporation 241,791
2,993 Stock Yards Bancorp, Inc. 202,596
96 StoneX Group, Inc.
b
10,777
33,480 Storebrand ASA 585,896
70,900 Sumitomo Mitsui Financial Group,
Inc. 2,495,003
426 Synchrony Financial 30,940
1,061 Talanx AG 133,825
2,422 Texas Capital Bancshares, Inc.
b
245,034
1,288 Third Coast Bancshares, Inc.
b
52,241
8,133 Toast, Inc.
b
253,018
121,700 Tokio Marine Holdings, Inc. 4,536,069
782 Tompkins Financial Corporation 62,654
1,402 Towne Bank/Portsmouth, VA 49,070
66,468 TP ICAP Group plc 231,867
690 TPG RE Finance Trust, Inc. 6,231
631 TPG, Inc. 37,172
4,257 Tradeweb Markets, Inc. 438,769
5,863 Triumph Financial, Inc.
b
369,897
10,810 U.S. Bancorp 606,549
170,333 UBS Group AG 8,059,374
472 UMB Financial Corporation 60,010
145,658 UniCredit SPA 12,693,561
148,930 Unipol Assicurazioni SPA 3,316,946
615 United Bankshares, Inc. 26,033
1,846 United Community Banks, Inc. 63,558
516 Unity Bancorp, Inc. 27,843
1,118 Univest Financial Corporation 37,051
2,442 Unum Group 185,519
2,226 Valley National Bancorp 27,736
Shares Common Stock  78.6% Value
Financials  15.7% - continued
1,020 Virtu Financial, Inc. $ 42,340
47,733 Visa, Inc. 15,361,911
5,884 Voya Financial, Inc. 451,067
1,079 Washington Trust Bancorp, Inc. 37,085
1,119 Webster Financial Corporation 73,597
202,887 Wells Fargo & Company 18,359,245
1,269 Wendel SA 122,596
2,991 WesBanco, Inc. 105,552
635 Western Alliance Bancorp 56,610
5,533 Western Union Company 51,844
86,617 Westpac Banking Corporation 2,327,320
186 Willis Towers Watson plc 59,049
2,346 Wintrust Financial Corporation 346,012
2,693 WisdomTree, Inc. 43,627
109 WSFS Financial Corporation 7,056
2,764 Zions Bancorp NA 165,591
7,166 Zurich Insurance Group AG 5,098,050
Total 375,011,769
Health Care  8.2%
1,784 4D Molecular Therapeutics, Inc.
b
15,806
1,707 Adaptive Biotechnologies
Corporation
b
31,579
8,555 ADMA Biologics, Inc.
b
148,001
3,303 Agilent Technologies, Inc. 442,107
427 Agios Pharmaceuticals, Inc.
b
11,717
875 Align Technology, Inc.
b
142,651
315 Alkermes plc
b
10,675
1,018 Alnylam Pharmaceuticals, Inc.
b
344,145
16,940 Amgen, Inc. 5,791,447
1,083 Amneal Pharmaceuticals, Inc.
b
14,815
580 Anika Therapeutics, Inc.
b
5,353
1,341 Arcus Biosciences, Inc.
b
28,215
448 Argenx SE ADR
b
376,544
276 Artivion, Inc.
b
11,253
16,300 Astellas Pharma, Inc. 226,731
46,605 AstraZeneca plc 8,683,135
7,440 Avantor, Inc.
b
81,245
744 Azenta, Inc.
b
28,927
688 Biogen, Inc.
b
123,764
63,403 BioMarin Pharmaceutical, Inc.
b
3,584,806
1,508 Bio-Techne Corporation 96,648
1,556 BridgeBio Pharma, Inc.
b
120,232
10,175 Bristol-Myers Squibb Company 560,134
3,092 Bruker Corporation 136,945
592 Cardinal Health, Inc. 127,209
1,251 CareDx, Inc.
b
25,708
11,325 Cencora, Inc. 4,068,166
890 Centene Corporation
b
38,555
1,193 Charles River Laboratories
International, Inc.
b
251,103
43,700 Chugai Pharmaceutical Company,
Ltd. 2,496,176
23,119 Cigna Group 6,337,149
208,811 Convatec Group plc
c
658,654
3,821 Cooper Companies, Inc.
b
310,953
27,348 Danaher Corporation 5,986,204
34 DaVita, Inc.
b
3,718
2,007 Denali Therapeutics, Inc.
b
43,632
3,110 Dentsply Sirona, Inc. 38,782
1,797 Dexcom, Inc.
b
131,253
194 Doximity, Inc.
b
7,269
1,444 Dyne Therapeutics, Inc.
b
25,833
1,862 Edwards Lifesciences
Corporation
b
151,492

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Health Care  8.2% - continued
5,655 Elanco Animal Health, Inc.
b
$ 136,172
11,485 Eli Lilly & Company 11,911,668
1,727 Enanta Pharmaceuticals, Inc.
b
22,278
5,406 Encompass Health Corporation 511,029
502 Envista Holdings Corporation
b
11,782
713 EssilorLuxottica SA 217,962
1,743 Fate Therapeutics, Inc.
b
2,074
3,600 Fortrea Holdings, Inc.
b
60,516
32,337 Fresenius Medical Care AG 1,455,785
17,037 Fresenius SE & Company KGaA 953,016
3,031 Galderma Group AG 564,975
5,516 Galenica AG
c
689,487
1,219 GE HealthCare Technologies, Inc. 96,264
1,310 GeneDx Holdings Corporation
b
126,101
6,118 Genmab AS
b
1,993,156
40,877 Gilead Sciences, Inc. 5,802,490
875 Globus Medical, Inc.
b
79,345
463,720 GSK plc 11,992,523
1,668 Guardant Health, Inc.
b
190,219
102,187 Haleon plc 534,426
5,500 HealthEquity, Inc.
b
471,185
1,040 Henry Schein, Inc.
b
78,499
23,500 Hoya Corporation 3,942,263
637 Humana, Inc. 124,342
15,847 ICON plc
b
2,856,422
1,308 IDEXX Laboratories, Inc.
b
876,962
1,468 Illumina, Inc.
b
212,581
1,993 Incyte Corporation
b
199,440
420 Indivior Pharmaceuticals, Inc.
b
14,860
26 Insmed, Inc.
b
4,079
563 Inspire Medical Systems, Inc.
b
42,664
436 Insulet Corporation
b
111,533
13,569 Intuitive Surgical, Inc.
b
6,841,761
617 Ionis Pharmaceuticals, Inc.
b
51,007
1,074 Ipsen SA 175,455
988 IQVIA Holding, Inc.
b
227,388
2,091 iRhythm Holdings, Inc.
b
323,080
408 Jazz Pharmaceuticals, Inc.
b
67,112
66,998 Johnson & Johnson 15,225,296
32,506 Labcorp Holdings, Inc. 8,826,029
1,944 LeMaitre Vascular, Inc. 165,182
251 LivaNova plc
b
16,493
201 Masimo Corporation
b
27,603
357 Medpace Holdings, Inc.
b
207,945
117,028 Merck & Company, Inc. 12,904,678
2,639 Merit Medical Systems, Inc.
b
213,997
160 Mettler-Toledo International, Inc.
b
219,718
1,090 Mirum Pharmaceuticals, Inc.
b
112,510
1,186 Moderna, Inc.
b
52,267
1,120 Myriad Genetics, Inc.
b
6,294
1,995 Natera, Inc.
b
461,124
4,376 Neogen Corporation
b
44,723
1,467 Neurocrine Biosciences, Inc.
b
199,600
118,626 Novartis AG 17,600,518
83,913 Novo Nordisk AS 4,982,691
103,600 Ono Pharmaceutical Company,
Ltd. 1,543,470
245 Option Care Health, Inc.
b
8,330
1,547 Penumbra, Inc.
b
554,089
407 Prestige Consumer Healthcare,
Inc.
b
26,239
768 QIAGEN NV 41,219
153 Quest Diagnostics, Inc. 28,616
1,896 RadNet, Inc.
b
132,910
1,229 REGENXBIO, Inc.
b
13,716
Shares Common Stock  78.6% Value
Health Care  8.2% - continued
3,025 Repligen Corporation
b
$ 451,844
149 ResMed, Inc. 38,488
330 Revolution Medicines, Inc.
b
31,994
636 Revvity, Inc. 69,197
32,985 Roche Holding AG, Participation
Certificates 14,999,596
9,303 Royalty Pharma plc 387,749
42,912 Sanofi SA ADR 2,018,580
21,742 Smith & Nephew plc 370,553
723 Sotera Health Company
b
13,101
4,479 STERIS plc 1,176,185
4,671 Stevanato Group SPA 72,774
73,400 Takeda Pharmaceutical Company,
Ltd. 2,498,515
360 Teleflex, Inc. 37,573
844 Tenet Healthcare Corporation
b
159,752
613 Thermo Fisher Scientific, Inc. 354,688
5,499 Twist Bioscience Corporation
b
225,844
1,209 UFP Technologies, Inc.
b
303,628
221 United Therapeutics Corporation
b
103,757
16,735 UnitedHealth Group, Inc. 4,801,774
716 Universal Health Services, Inc. 144,102
349 Varex Imaging Corporation
b
4,865
722 Vaxcyte, Inc.
b
38,678
1,873 Veeva Systems, Inc.
b
381,942
3,878 Vericel Corporation
b
139,530
20,426 Viatris, Inc. 267,376
61 Waters Corporation
b
22,614
5,162 Waystar Holding Corporation
b
137,103
2,426 West Pharmaceutical Services,
Inc. 560,697
1,892 Xencor, Inc.
b
22,874
562 Xenon Pharmaceuticals, Inc.
b
23,048
66,469 Zimmer Biomet Holdings, Inc. 5,787,456
476 Zoetis, Inc. 59,414
Total 195,011,180
Industrials  11.9%
1,064 A.O. Smith Corporation 78,193
3,998 AAON, Inc. 364,058
162,398 ABB, Ltd. 13,982,158
2,310 Accelleron Industries AG 221,268
5,740 Ackermans & van Haaren NV 1,698,289
2,070 Acuity, Inc. 640,127
4,488 Advanced Drainage Systems, Inc. 682,356
143 AECOM 13,789
103,663 Aena SME SA
c
3,219,532
30,475 AerCap Holdings NV 4,378,039
2,585 AGCO Corporation 293,165
10,426 Airbus SE 2,387,041
11,864 Alight, Inc. 18,152
1,150 Allegheny Technologies, Inc.
b
138,345
1,461 Allegion plc 241,635
414 Allison Transmission Holdings, Inc. 45,002
147,800 Amada Company, Ltd. 1,893,415
105,571 Amentum Holdings, Inc.
b
3,777,330
731 American Superconductor
Corporation
b
21,872
2,068 AMETEK, Inc. 463,191
1,259 API Group Corporation
b
52,337
1,018 Applied Industrial Technologies,
Inc. 265,097
489 Arcosa, Inc. 55,976
1,085 Armstrong World Industries, Inc. 199,358
123,585 Assa Abloy AB 4,997,027

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Industrials  11.9% - continued
3,224 Atmus Filtration Technologies, Inc. $ 186,895
809 Axon Enterprise, Inc.
b
391,216
160 AZZ, Inc. 19,886
55,218 BAE Systems plc 1,498,994
94,394 Balfour Beatty plc 924,332
2,344 Barrett Business Services, Inc. 89,072
1,800 BayCurrent, Inc. 63,424
1,308 Brady Corporation 113,103
176,498 Brambles, Ltd. 2,739,726
53 Brink's Company 6,733
170 Broadridge Financial Solutions,
Inc. 33,509
5,667 BWX Technologies, Inc. 1,164,172
102 CACI International, Inc.
b
63,299
1,795 Casella Waste Systems, Inc.
b
181,080
20,993 Caterpillar, Inc. 13,799,958
3,695 CECO Environmental Corporation
b
249,154
873,000 CK Hutchison Holdings, Ltd. 7,039,267
2,310 Clean Harbors, Inc.
b
600,392
433,745 CNH Industrial NV 4,667,096
11,063 Computershare, Ltd. 251,247
5,931 Copart, Inc.
b
240,680
959 CRA International, Inc. 181,193
235 Crane Company 42,920
617 CSW Industrials, Inc. 166,578
209,881 CSX Corporation 7,925,107
623 Cummins, Inc. 360,605
549 Curtiss-Wright Corporation 360,523
69,100 Dai Nippon Printing Company, Ltd. 1,239,806
143,000 Delta Air Lines, Inc. 9,422,270
99,141 DHL Group 5,544,826
16,168 Diploma plc 1,177,861
2,306 DNOW, Inc.
b
35,028
1,196 Donaldson Company, Inc. 121,920
66 Dycom Industries, Inc.
b
24,050
1,038 EMCOR Group, Inc. 748,118
997 Energy Recovery, Inc.
b
14,546
4,918 Enerpac Tool Group Corporation 198,490
745 EnerSys 134,242
1,017 EnPro, Inc. 242,839
210 Equifax, Inc. 42,294
1,491 ExlService Holdings, Inc.
b
58,373
141 Expeditors International of
Washington, Inc. 22,636
12,100 FANUC Corporation 485,871
183,635 Fastenal Company 7,962,414
1,408 Federal Signal Corporation 152,191
1,397 Ferguson Enterprises, Inc. 352,687
77,375 Ferrovial SE 5,226,319
105,926 Flowserve Corporation 8,278,117
7,854 Fluor Corporation
b
362,776
7,121 Fortive Corporation 376,060
1,447 Fortune Brands Innovations, Inc. 78,283
572 FTAI Aviation, Ltd. 155,767
787 Gates Industrial Corporation plc
b
18,117
14,279 GEA Group AG 1,020,992
269 Generac Holdings, Inc.
b
45,203
18,670 General Dynamics Corporation 6,554,850
20,980 General Electric Company 6,436,454
1,809 Genpact, Ltd. 79,777
3,876 Graco, Inc. 338,491
6,259 Great Lakes Dredge & Dock
Corporation
b
93,760
6,153 Griffon Corporation 501,162
66 HEICO Corporation 16,803
Shares Common Stock  78.6% Value
Industrials  11.9% - continued
79,649 Hexcel Corporation $ 6,595,734
122,800 Hitachi, Ltd. 4,261,177
533 HNI Corporation 25,472
2,616 HOCHTIEF AG 1,097,010
38,525 Honeywell International, Inc. 8,765,208
29,573 Howden Joinery Group plc 338,784
3,739 Howmet Aerospace, Inc. 778,011
76 Hubbell, Inc. 37,083
1,125 Hudson Technologies, Inc.
b
8,066
298 Huntington Ingalls Industries, Inc. 125,312
1,484 Huron Consulting Group, Inc.
b
250,796
344 IDEX Corporation 68,301
5,009 IMI plc 189,151
94,200 Inaba Denki Sangyo Company,
Ltd. 1,569,019
1,243 Ingersoll Rand, Inc. 107,010
164 Insteel Industries, Inc. 5,435
69,880 International Consolidated Airlines
Group SA 400,820
32,595 ISS AS 1,236,155
206,500 ITOCHU Corporation 2,643,731
1,587 ITT Corporation 289,310
31,030 Jacobs Solutions, Inc. 4,197,118
27,000 Jardine Matheson Holdings, Ltd. 1,967,704
24,678 JB Hunt Transport Services, Inc. 5,002,724
4,058 KION Group AG 286,637
730 Kirby Corporation
b
85,892
341 Knight-Swift Transportation
Holdings, Inc. 18,789
57,400 Komatsu, Ltd. 2,196,998
6,586 Konecranes Oyj 775,584
170 Korn Ferry 11,810
22,802 L3Harris Technologies, Inc. 7,817,666
5,653 Legence Corporation
b
265,182
37,879 Legrand SA 6,047,705
352 Leidos Holdings, Inc. 66,275
1,272 Limbach Holdings, Inc.
b
109,367
147 Lincoln Electric Holdings, Inc. 39,006
65,218 Logista Integral SA 2,378,947
1,087 Lyft, Inc.
b
18,338
2,553 Masco Corporation 168,728
137 MasTec, Inc.
b
32,946
288 Maximus, Inc. 27,199
877 McGrath RentCorp 97,952
14,600 MEITEC Group Holdings, Inc. 326,586
2,017 Mercury Systems, Inc.
b
189,356
1,397 Middleby Corporation
b
205,596
44,500 Mitsubishi Corporation 1,182,202
31,900 Mitsubishi Electric Corporation 997,255
173,400 Mitsubishi Heavy Industries, Ltd. 5,105,579
24,200 Mitsui & Company, Ltd. 790,494
1,252 Modine Manufacturing Company
b
231,194
1,031 Moog, Inc. 314,816
2,125 Morgan Sindall Group plc 143,351
6,010 MSC Industrial Direct Company,
Inc. 506,883
831 Mueller Industries, Inc. 113,132
8,839 Mueller Water Products, Inc. 239,272
1,264 Nextpower, Inc.
b
148,002
33,700 Nippon Express Holdings, Inc. 765,483
67,200 Nippon Yusen Kabushiki Kaisha 2,208,520
3,700 Nishimatsu Construction
Company, Ltd. 137,687
20,100 Nitto Kogyo Corporation 537,728
72 Nordson Corporation 19,766

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Industrials  11.9% - continued
11,623 NPK International, Inc.
b
$ 160,514
27,400 NSK, Ltd. 190,555
6,052 nVent Electric plc 679,398
7,300 Obayashi Corporation 164,785
1,726 Old Dominion Freight Line, Inc. 298,943
3,134 Otis Worldwide Corporation 267,706
416 Owens Corning, Inc. 49,853
8,292 Parker-Hannifin Corporation 7,759,985
1,086 Paychex, Inc. 111,999
236 Paylocity Holding Corporation
b
31,855
4,256 Pentair plc 448,455
382,000 Persol Holdings Company, Ltd. 669,042
1,133 Quanta Services, Inc. 537,756
831 RBC Bearings, Inc.
b
415,226
89,700 Recruit Holdings Company, Ltd. 4,724,838
145 Regal Rexnord Corporation 23,417
8,665 RELX plc 307,191
626 Republic Services, Inc. 134,646
998 Robert Half, Inc. 34,541
2,020 Rockwell Automation, Inc. 851,733
502 Rolls-Royce Holdings plc 8,392
26,210 Rotork plc 127,190
80,050 Ryanair Holdings plc 2,716,854
47 Ryder System, Inc. 8,990
33,067 Safran SA 11,814,593
74,683 Sandvik AB 2,948,959
6,032 Schindler Holding AG,
Participation Certificates 2,327,402
487 Science Applications International
Corporation 49,557
1,580 Sensata Technologies Holding plc 54,652
11,457 Siemens AG 3,463,809
30,883 Siemens Energy AG
b
5,261,865
59,300 Singapore Airport Terminal
Services, Ltd. 176,663
317,900 Singapore Technologies
Engineering, Ltd. 2,443,884
157 SkyWest, Inc.
b
15,154
12,291 Smiths Group plc 422,094
40,200 Sojitz Corporation 1,465,906
228 SPX Technologies, Inc.
b
47,517
955 SS&C Technologies Holdings, Inc. 78,205
1,597 Stanley Black & Decker, Inc. 125,620
574 Sterling Construction Company,
Inc.
b
205,440
38,200 Sumitomo Corporation 1,551,267
292 Tetra Tech, Inc. 10,997
499 Textron, Inc. 43,942
21,200 TOPPAN Holdings, Inc. 654,863
2,082 Toro Company 190,503
369 Trane Technologies plc 155,194
3,552 TransUnion 280,679
468 Trex Company, Inc.
b
19,385
51,000 Tsubakimoto Chain Company 782,333
44,790 Uber Technologies, Inc.
b
3,585,440
83 UL Solutions, Inc. 5,829
334 UniFirst Corporation/MA 71,810
1,315 United Airlines Holdings, Inc.
b
134,551
348 United Rentals, Inc. 272,157
36,452 Ventia Services Group, Pty. Ltd. 145,989
2,187 Veralto Corporation 216,469
2,422 Verisk Analytics, Inc. 526,688
1,570 Verra Mobility Corporation
b
30,301
2,957 Vertiv Holdings Company 550,534
20,402 Vinci SA 2,933,505
Shares Common Stock  78.6% Value
Industrials  11.9% - continued
839 Wabtec Corporation $ 193,087
15,830 Wartsila Corporation 641,751
11,494 Werner Enterprises, Inc. 393,670
750 WESCO International, Inc. 217,073
108 Woodward, Inc. 34,327
4,887 Xylem, Inc. 673,771
1,188,200 Yangzijiang Shipbuilding Holdings,
Ltd. 3,120,585
9,100 Yuasa Trading Company, Ltd. 333,519
27,830 Zigup plc 145,470
1,504 Zurn Elkay Water Solutions
Corporation 69,349
Total 285,227,582
Information Technology  15.8%
25,772 Advanced Micro Devices, Inc.
b
6,101,006
40,500 Advantest Corporation 6,698,157
2,448 Agilysys, Inc.
b
212,364
988 Akamai Technologies, Inc.
b
95,984
650 Ambarella, Inc.
b
41,626
1,757 Amkor Technology, Inc. 84,916
5,965 Amphenol Corporation 859,437
126,518 Apple, Inc. 32,828,891
10,292 AppLovin Corporation
b
4,869,248
43,495 Arista Networks, Inc.
b
6,164,981
187 Arrow Electronics, Inc.
b
24,776
1,564 ASGN, Inc.
b
81,469
14,917 ASML Holding NV 21,389,644
83 Astera Labs, Inc.
b
12,501
811 Autodesk, Inc.
b
205,078
1,034 Bel Fuse, Inc. 208,030
7,800 BIPROGY, Inc. 259,033
466 Blackbaud, Inc.
b
25,024
1,912 BlackLine, Inc.
b
88,851
63,303 Broadcom, Inc. 20,972,284
35,200 Brother Industries, Ltd. 717,643
102 Calix, Inc.
b
4,556
20,100 Canon, Inc. 611,822
23,599 Check Point Software
Technologies, Ltd.
b
4,236,256
315 Ciena Corporation
b
79,320
835 Cirrus Logic, Inc.
b
108,834
142,215 Cisco Systems, Inc. 11,138,279
1,671 Cloudflare, Inc.
b
296,352
6,595 Cognex Corporation 255,490
1,846 Cognizant Technology Solutions
Corporation 151,483
4,019 Coherent Corporation
b
852,751
1,726 CommVault Systems, Inc.
b
147,918
3,874 Corning, Inc. 399,990
150 Credo Technology Group Holding,
Ltd.
b
18,792
62 CTS Corporation 3,187
747 CyberArk Software, Ltd.
b
321,830
4,068 DigitalOcean Holdings, Inc.
b
224,757
500 DISCO Corporation 213,125
26 DocuSign, Inc.
b
1,366
701 Dolby Laboratories, Inc. 44,997
10,948 Dynatrace Holdings, LLC
b
417,009
765 Enphase Energy, Inc.
b
28,290
468 EPAM Systems, Inc.
b
97,625
562 F5, Inc.
b
154,893
834 Fabrinet
b
408,193
4,766 Flex, Ltd.
b
300,449
401 Freshworks, Inc.
b
4,323

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Information Technology  15.8% - continued
40,000 FUJIFILM Holdings NPV $ 799,010
34,400 Fujitsu, Ltd. 955,831
2,339 Gen Digital, Inc. 56,113
3,836 Gitlab, Inc.
b
134,183
1,144 GoDaddy, Inc.
b
114,995
10,354 GPGI, Inc.
b
244,044
4,269 Guidewire Software, Inc.
b
600,904
52,526 Halma plc 2,551,104
8,242 Hewlett Packard Enterprise
Company 177,368
852 I3 Verticals, Inc.
b
18,923
1,170 Impinj, Inc.
b
161,577
368 InterDigital, Inc. 120,130
27,885 International Business Machines
Corporation 8,552,329
931 Jabil, Inc. 220,824
14,434 JFrog, Ltd.
b
790,983
5,800 Keyence Corporation 2,127,791
2,096 Keysight Technologies, Inc.
b
453,428
12,600 Kioxia Holdings Corporation
b
1,723,508
8,043 Knowles Corporation
b
194,962
108,700 Kyocera Corporation 1,630,805
34,622 Lam Research Corporation 8,082,852
1,000 Lasertec Corporation 229,737
8,849 Lattice Semiconductor
Corporation
b
712,521
2,869 Logitech International SA 247,170
751 Lumentum Holdings, Inc.
b
294,272
456 MACOM Technology Solutions
Holdings, Inc.
b
99,891
141 Manhattan Associates, Inc.
b
21,292
4,626 Marvell Technology, Inc. 365,084
3,413 Microchip Technology, Inc. 259,115
14,156 Micron Technology, Inc. 5,873,041
115,804 Microsoft Corporation 49,829,303
5,128 MKS, Inc. 1,207,182
913 Monday.com, Ltd.
b
104,767
205 MongoDB, Inc.
b
76,123
952 Monolithic Power Systems, Inc. 1,070,191
443 Motorola Solutions, Inc. 178,325
1,218 Napco Security Technologies, Inc. 44,932
56,500 NEC Corporation 1,915,331
1,570 NetApp, Inc. 151,270
7,400 Nomura Research Institute, Ltd. 225,111
1,050 Novanta, Inc.
b
141,267
10,700 NS Solutions Corporation 282,688
7,900 NSD Company, Ltd. 165,808
317,546 NVIDIA Corporation 60,692,567
476 NXP Semiconductors NV 107,643
2,234 ON Semiconductor Corporation
b
133,794
852 Onto Innovation, Inc.
b
172,147
30,651 Oracle Corporation 5,044,542
42,683 Palantir Technologies, Inc.
b
6,256,901
3,538 Pegasystems, Inc. 154,575
2,187 PTC, Inc.
b
341,456
162 Q2 Holdings, Inc.
b
9,923
976 Qnity Electronics, Inc. 93,872
58,410 Qualcomm, Inc. 8,854,372
10,245 Ralliant Corporation 542,678
1,870 Rambus, Inc.
b
212,862
1,395 Reply SPA 182,889
292 Roper Industries, Inc. 108,399
30,841 Sage Group plc 404,423
151,616 Samsung Electronics Company,
Ltd. 16,749,744
Shares Common Stock  78.6% Value
Information Technology  15.8% - continued
500 SanDisk Corporation/DE
b
$ 288,125
103 Sanmina Corporation
b
14,593
37,163 SAP SE 7,424,018
13,900 SCREEN Holdings Company, Ltd. 1,770,208
129,700 Seiko Epson Corporation 1,668,943
47,058 ServiceNow, Inc.
b
5,506,257
43,596 Shopify, Inc.
b
5,721,103
1,558 Silicon Laboratories, Inc.
b
221,937
548 SiTime Corporation
b
198,984
2,246 Skyworks Solutions, Inc. 125,237
2,135 Snowflake, Inc.
b
411,415
4,237 Sprout Social, Inc.
b
38,345
1,430 Synopsys, Inc.
b
665,114
51,270 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 16,947,811
53,884 TD SYNNEX Corporation 8,549,774
1,123 TE Connectivity plc 250,182
48,468 Technology One, Ltd. 846,193
502 Teledyne Technologies, Inc.
b
311,391
182,614 Telefonaktiebolaget LM Ericsson 1,977,740
699 Tenable Holdings, Inc.
b
15,420
2,679 Teradyne, Inc. 645,773
20,800 Tokyo Electron, Ltd. 5,542,349
7,511 Trimble, Inc.
b
507,744
1,083 TTM Technologies, Inc.
b
106,351
922 Tyler Technologies, Inc.
b
340,587
1,984 Unity Software, Inc.
b
57,734
538 Varonis Systems, Inc.
b
16,054
973 VeriSign, Inc. 237,636
2,934 Vistance Networks, Inc.
b
52,812
5,340 Vontier Corporation 200,250
2,934 Western Digital Corporation 734,175
156 Workday, Inc.
b
27,398
1,116 Zebra Technologies Corporation
b
262,238
1,274 Zoom Communications, Inc.
b
117,335
233 Zscaler, Inc.
b
46,602
Total 377,579,530
Materials  3.2%
19,396 Air Liquide SA 3,632,154
143 Air Products and Chemicals, Inc. 38,967
232 Albemarle Corporation 39,586
2,930 Alcoa Corporation 166,453
3,925 Amcor plc 173,681
938 AngloGold Ashanti plc 87,112
943 AptarGroup, Inc. 117,828
1,150 Avery Dennison Corporation 213,336
1,911 Avient Corporation 69,083
5,482 Axalta Coating Systems, Ltd.
b
184,086
1,370 Balchem Corporation 233,133
2,488 Ball Corporation 141,493
327,685 BHP Group, Ltd. 11,286,242
16,988 Buzzi SPA 966,987
6,740 Celanese Corporation 299,526
82,584 CF Industries Holdings, Inc. 7,699,306
5,200 Coeur Mining, Inc.
b
106,288
884 Commercial Metals Company 67,953
8,894 Constellium SE
b
199,848
3,324 Corteva, Inc. 241,987
52,247 Crown Holdings, Inc. 5,469,216
4,471 DuPont de Nemours, Inc. 196,366
28,296 Eastman Chemical Company 1,961,479
4,344 Element Solutions, Inc. 126,410
35,894 Endeavour Mining plc 2,043,016

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Materials  3.2% - continued
44,184 Evraz plc
b,d
$ 6
3,637 Freeport-McMoRan, Inc. 219,057
353 Greif, Inc. 24,929
4,566 Hecla Mining Company 102,826
20,054 Heidelberg Materials AG 5,492,222
47,375 Hexpol AB 387,750
7,494 Huntsman Corporation 81,085
670 Ingevity Corporation
b
44,079
537 International Flavors & Fragrances,
Inc. 37,488
63,908 International Paper Company 2,576,771
66,500 JX Advanced Metals Corporation 1,076,062
455 Kaiser Aluminum Corporation 55,792
42,100 Kyoei Steel, Ltd. 678,547
961 Martin Marietta Materials, Inc. 626,524
612 Minerals Technologies, Inc. 40,245
138,000 Mitsubishi Chemical Group
Corporation 911,104
6,614 Mosaic Company 181,885
24 NewMarket Corporation 16,099
23,500 Nippon Shokubai Company, Ltd. 338,465
314,000 Nippon Steel Corporation 1,308,454
48,544 Nucor Corporation 8,627,240
1,012 O-I Glass, Inc.
b
15,463
190,729 Orica, Ltd. 3,397,685
5,087 Orion SA 31,438
1,523 Packaging Corporation of America 338,944
1,690 PPG Industries, Inc. 195,415
121 Reliance, Inc. 39,869
17,192 Rio Tinto plc 1,568,495
46,596 Rio Tinto, Ltd.
a
4,854,593
802 Royal Gold, Inc. 211,175
699 Scotts Miracle-Gro Company 44,890
459 Sensient Technologies Corporation 43,385
12,900 Shin-Etsu Chemical Company, Ltd. 424,211
3,026 Smurfit WestRock plc 125,972
53,447 Solstice Advanced Materials, Inc.
b
3,301,421
934 Sonoco Products Company 44,832
55,490 SSAB AB, Class A 458,778
363 Stepan Company 20,912
32,600 Taiyo Holdings Company, Ltd. 1,055,161
36,500 Toagosei Company, Ltd.
a
414,878
18,400 Tosoh Corporation 300,299
983 Vidrala SA 102,698
4,686 Voestalpine AG 222,518
1,001 Vulcan Materials Company 300,841
4,971 West Fraser Timber Company, Ltd. 339,818
3,626 Wienerberger AG 119,856
4,914 Yara International ASA 225,861
Total 76,787,574
Real Estate  1.5%
305 Agree Realty Corporation 22,030
1,068 Alpine Income Property Trust, Inc. 18,818
2,065 Americold Realty Trust, Inc. 25,627
9,855 AvalonBay Communities, Inc. 1,750,938
7,290 Brixmor Property Group, Inc. 195,299
541 Broadstone Net Lease, Inc. 10,014
532,000 CapitaLand Integrated
Commercial Trust 998,780
988 CareTrust REIT, Inc. 36,892
29,577 CBRE Group, Inc.
b
5,037,850
1,618 Colliers International Group, Inc. 221,181
4,308 Compass, Inc.
b
53,936
5,718 CoStar Group, Inc.
b
351,657
Shares Common Stock  78.6% Value
Real Estate  1.5% - continued
5,709 Cousins Properties, Inc. $ 144,095
73,736 Crown Castle, Inc. 6,401,022
2,089 Curbline Properties Corporation 50,658
768 Cushman & Wakefield, Ltd.
b
12,626
347,229 DEXUS Property Group 1,619,916
1,997 Digital Realty Trust, Inc. 331,402
7,141 Easterly Government Properties,
Inc. 167,028
4,954 EPR Properties 268,705
8,242 Essential Properties Realty Trust,
Inc. 250,227
219 Essex Property Trust, Inc. 55,160
54 Extra Space Storage, Inc. 7,450
16,087 Fabege AB 148,544
359 Federal Realty Investment Trust 36,317
1,892 First Industrial Realty Trust, Inc. 109,793
3,236 Getty Realty Corporation 96,627
91 Global Net Lease, Inc. 861
546,708 GPT Group 2,008,612
275,236 Healthcare Realty Trust, Inc. 4,621,212
39,164 Host Hotels & Resorts, Inc. 725,709
247 Howard Hughes Holdings, Inc.
b
20,170
5,047 Independence Realty Trust, Inc. 84,285
16,708 Industrial Logistics Properties Trust 89,054
4,614 Innovative Industrial Properties,
Inc. 222,949
5,907 InvenTrust Properties Corporation 173,607
2,962 Iron Mountain, Inc. 272,889
254 Jones Lang LaSalle, Inc.
b
90,909
1,794 Kimco Realty Corporation 37,818
66 Lamar Advertising Company 8,469
2,181 Macerich Company 41,286
23,443 Medical Properties Trust, Inc. 117,684
23,214 Merlin Properties Socimi SA 345,500
16,413 Millrose Properties, Inc. 489,107
125 National Health Investors, Inc. 10,265
4,780 NetSTREIT Corporation 90,055
291 NNN REIT, Inc. 12,126
222 Omega Healthcare Investors, Inc. 9,741
9,385 Outfront Media, Inc. 228,243
4,727 Park Hotels & Resorts, Inc. 51,666
1,636 Peakstone Realty Trust 25,554
993 Postal Realty Trust, Inc. 18,102
457 Realty Income Corporation 27,950
607 Regency Centers Corporation 44,232
863 Rexford Industrial Realty, Inc. 34,977
4,164 RLJ Lodging Trust 30,939
435 Ryman Hospitality Properties 41,195
4,086 Sabra Health Care REIT, Inc. 76,531
10,294 Safehold, Inc. 145,248
14,088 Sila Realty Trust, Inc. 343,043
1,891 Simon Property Group, Inc. 361,767
3,712 STAG Industrial, Inc. 139,237
4,400 Summit Hotel Properties, Inc. 19,448
145,500 Sun Hung Kai Properties, Ltd. 2,336,569
12,668 Tanger, Inc. 414,497
4,757 Terreno Realty Corporation 292,746
374,500 United Overseas Land, Ltd. 3,198,446
1,503 Ventas, Inc. 116,738
303 Zillow Group, Inc., Class A
b
18,859
4,279 Zillow Group, Inc., Class C
b
269,705
Total 36,130,592
Utilities  2.8%
11,618 ACEA SPA 323,822

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  78.6% Value
Utilities  2.8% - continued
32,087 AES Corporation $ 470,075
5,466 Alliant Energy Corporation 360,264
1,829 American States Water Company 133,444
1,475 American Water Works Company,
Inc. 190,467
271 Artesian Resources Corporation 9,041
461 Avista Corporation 19,035
1,754 Black Hills Corporation 128,007
168 California Water Service Group 7,510
575,341 Centrica plc 1,506,530
6,035 Clearway Energy, Inc., Class A 203,802
5,929 Clearway Energy, Inc., Class C 214,333
606 Consolidated Edison, Inc. 64,618
33,656 Constellation Energy Corporation 9,446,566
3,139 DTE Energy Company 421,819
67,942 Duke Energy Corporation 8,244,762
31,802 E.ON SE 674,518
7,684 Edison International 478,559
732,292 EDP SA 3,744,549
664,201 Enel SPA 7,338,489
129,247 Engie SA 3,858,867
112,298 Entergy Corporation 10,768,255
56,793 Evergy, Inc. 4,357,727
3,304 Eversource Energy 228,405
5,279 Exelon Corporation 236,394
2,385 FirstEnergy Corporation 112,906
153,330 Fortum Oyj 3,622,029
194,595 Italgas SPA 2,337,907
484 Middlesex Water Company 25,352
278 National Fuel Gas Company 23,282
30,360 Naturgy Energy Group SA 952,945
5,602 New Jersey Resources
Corporation 277,187
6,817 NiSource, Inc. 301,925
415 OGE Energy Corporation 18,127
1,012 Otter Tail Corporation 90,230
11,513 PG&E Corporation 177,530
324 Pinnacle West Capital Corporation 30,313
9,603 Portland General Electric
Company 482,551
9,542 UGI Corporation 382,730
1,274 Unitil Corporation 64,859
29,108 Vistra Energy Corporation 4,609,252
1,579 XPLR Infrastructure, LP
b
15,379
Total 66,954,362
Total Common Stock
(cost $1,265,812,732) 1,881,734,677
Shares
Registered Investment
Companies   4.7% Value
U.S. Affiliated   3.9%
6,225,094 Thrivent Core Emerging Markets
Equity Fund 81,486,481
408,185 Thrivent Small Cap Value ETF 11,660,009
Total 93,146,490
U.S. Unaffiliated   0.8%
7,972 Invesco QQQ Trust Series 1 4,957,548
1,172 iShares Biotechnology ETF 202,088
1,410 State Street Industrial Select
Sector SPDR ETF 233,270
17,464 State Street SPDR S&P 500 ETF
Trust 12,084,564
Shares
Registered Investment
Companies  4.7% Value
U.S. Unaffiliated   0.8%  - continued
3,455 State Street SPDR S&P Biotech
ETF
a
$ 431,011
612 VanEck Semiconductor ETF 246,918
Total 18,155,399
Total Registered Investment
Companies (cost $81,921,999) 111,301,889
Shares
Collateral Held for Securities
Loaned 0.2% Value
4,732,953 Thrivent Cash Management Trust 4,732,953
Total Collateral Held for
Securities Loaned
(cost $4,732,953) 4,732,953
Shares or
Principal
Amount Short-Term Investments 16.6% Value
Federal Home Loan Bank Discount
Notes
5,400,000 3.533%, 2/20/2026
e,f
5,389,038
12,300,000 3.573%, 2/27/2026
e,f
12,266,708
700,000 3.570%, 3/20/2026
e,f
696,580
100,000 3.570%, 3/23/2026
e,f
99,481
300,000 3.635%, 3/25/2026
e,f
298,384
500,000 3.562%, 4/6/2026
e,f
496,714
600,000 3.545%, 4/8/2026
e,f
595,937
3,300,000 3.605%, 4/24/2026
e,f
3,272,396
100,000 3.605%, 4/27/2026
e,f
99,134
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 3.575%, 3/9/2026
e,f
597,726
100,000 3.560%, 3/12/2026
e,f
99,591
3,100,000 3.567%, 3/23/2026
e,f
3,083,925
Federal National Mortgage
Association Discount Notes
6,900,000 3.617%, 3/2/2026
e,f
6,878,669
9,900,000 3.538%, 3/18/2026
e,f
9,853,599
State Street Institutional U.S.
Government Money Market
Fund
353,958,325 3.650%
e
353,958,325
Total Short-Term Investments
(cost $397,690,039) 397,686,207
Total Investments (cost
$1,750,157,723) 100.1% $2,395,455,726
Other Assets and Liabilities, Net
(0.1%) (1,874,853)
Total Net Assets 100.0% $2,393,580,873

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $10,109,312 or
0.4% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
January 30, 2026:
Securities Lending Transactions
Common Stock $ 4,440,436
Total lending $4,440,436
Gross amount payable upon return of
collateral for securities loaned $4,732,953
Net amounts due to counterparty $292,517
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 151,742,333 118,438,704 33,303,629 –
Consumer Discretionary 163,469,919 118,257,709 45,212,210 –
Consumer Staples 75,143,156 41,923,679 33,219,477 –
Energy 78,676,680 53,039,386 25,637,294 –
Financials 375,011,769 173,004,325 202,007,444 –
Health Care 195,011,180 118,432,093 76,579,087 –
Industrials 285,227,582 142,488,576 142,739,006 –
Information Technology 377,579,530 298,269,705 79,309,825 –
Materials 76,787,574 35,521,532 41,266,036 6
Real Estate 36,130,592 25,474,225 10,656,367 –
Utilities 66,954,362 42,594,706 24,359,656 –
Registered Investment Companies
U.S. Unaffiliated 18,155,399 18,155,399 – –
U.S. Affiliated 11,660,009 11,660,009 – –
Short-Term Investments 397,686,207 353,958,325 43,727,882 –
Subtotal Investments in Securities $2,309,236,292 $1,551,218,373 $758,017,913 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 81,486,481
Collateral Held for Securities Loaned 4,732,953
Subtotal Other Investments $86,219,434
Total Investments at Value $2,395,455,726
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Reference Description:
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,150,636 7,150,636 – –
Total Return Swaps 59,529 – 59,529 –
Total Asset Derivatives $7,210,165 $7,150,636 $59,529 $–
Liability Derivatives
Futures Contracts 4,967,006 4,072,002 895,004 –
Total Liability Derivatives $4,967,006 $4,072,002 $895,004 $–
The following table presents Global Stock Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $43,019,912 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 13 March 2026 $ 1,694,855 $ 11,135
CME E-mini S&P 500 Index 1,487 March 2026 517,537,075 366,437
CME E-mini S&P Mid-Cap 400 Index 19 March 2026 6,474,014 76,237
ICE mini MSCI EAFE Index 267 March 2026 38,805,178 1,736,102
ICE US mini MSCI Emerging Markets Index 949 March 2026 67,508,776 4,653,184
Total Futures Long Contracts $ 632,019,898 $ 6,843,095
CME E-mini NASDAQ 100 Index (46) March 2026 ( $ 23,923,941) $ 307,541
CME E-mini Russell 2000 Index (664) March 2026 (86,770,068) (366,652)
CME Euro Foreign Exchange Currency (482) March 2026 (70,899,286) (756,039)
Eurex Euro STOXX 50 Index (1,036) March 2026 (72,111,172) (895,004)
ICE mini MSCI EAFE Index (531) March 2026 (77,677,729) (2,949,311)
Total Futures Short Contracts ( $ 331,382,196) ($4,659,465)
Total Futures Contracts $ 300,637,702 $2,183,630
The following table presents Global Stock Fund's total return swap contracts held as of January 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 24,002,022 $ 59,529 $ – $ 59,529
Total Return Swaps $ 59,529 $ – $59,529
# Payment made on Termination Date

Global Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $73,516 $2,382 $– $81,486 6,225 3.4%
Small Cap Value ETF
1
10,482 1,239 – 11,660 408 0.5
Total U.S. Affiliated Registered Investment
Companies 83,998 93,146 3.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,778 41,816 54,861 4,733 4,733 0.2
Total Collateral Held for Securities Loaned 17,778 4,733 0.2
Total Value $101,776 $97,879
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $5,588 $– $2,382
Small Cap Value ETF
1
(0) (61) 1,004 267
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,649
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total $(0) $5,527 $1,004
1 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Government Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.5% Value
Asset-Backed Securities  4.5%
Access Group, Inc.
$ 188,380
4.312%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 188,333
Granite Edvance Corporation
131,215
4.987%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
132,258
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
345,512
1.650%,  3/25/2051, Ser.
2021-1 328,308
Missouri Higher Education Loan
Auth.
287,765
1.530%,  1/25/2061, Ser.
2021-1 265,035
Navient Student Loan Trust
358,748
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
310,656
Sunnova Hestia I Issuer, LLC
605,419
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
595,057
Sunnova Hestia II Issuer, LLC
269,651
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
262,601
Total 2,082,248
Collateralized Mortgage Obligations  14.5%
Federal Agricultural Mortgage
Corporation Mortgage Trust
732,061
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
602,334
109,629
5.179%,  8/1/2054, Ser.
2024-2, Class A
a,b,c
108,950
96,549
5.290%,  9/25/2054, Ser.
2025-2, Class A
a,b,c
96,227
Federal Home Loan Mortgage
Corporation - REMIC
62,068
4.000%,  1/25/2051, Ser.
5249, Class LA 61,690
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 419,310
242,774
5.000%,  2/25/2054, Ser.
5383, Class AZ 230,931
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 251,706
536,844
1.500%,  3/25/2050, Ser.
4982, Class JA 430,787
1,106,022
1.500%,  3/25/2051, Ser.
5092, Class IC
d
91,990
206,856
5.000%,  5/25/2052, Ser.
5537, Class AE 206,828
275,000
5.000%,  5/25/2055, Ser.
5537, Class KM 270,023
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 237,581
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 775,150
450,000
5.000%,  8/25/2054, Ser.
5446, Class EC 442,250
225,000
5.000%,  8/25/2055, Ser.
5569, Class BY 221,073
Principal
Amount Long-Term Fixed Income  98.5% Value
Collateralized Mortgage Obligations  14.5% -
continued
$ 275,000
5.000%,  9/25/2054, Ser.
5473, Class HL $ 276,757
325,000
5.000%,  9/25/2055, Ser.
5579, Class NY 313,698
10,067
2.000%,  1/15/2041, Ser.
4074, Class JA 9,954
Federal Home Loan Mortgage
Corporation - SCRT
317,509
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
253,697
Federal Home Loan Mortgage
Corporation - SLST
400,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
347,912
300,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
c
256,961
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
187,952
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
165,481
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 447,058
93,303
4.000%,  7/25/2053, Ser.
2024-76, Class DA 92,713
Total 6,611,061
Commercial Mortgage-Backed Securities  7.3%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
306,872
400,000
4.421%,  5/25/2030, Ser.
K547, Class A2
b,c
405,761
250,000
4.320%,  9/25/2030, Ser.
K548, Class A2
b,c
252,533
200,000
4.165%,  11/25/2030, Ser.
K551, Class A2
b,c
200,636
400,000
4.070%,  12/25/2030, Ser.
K553, Class A2
b,c
399,736
400,000
4.220%,  12/25/2030, Ser.
K554, Class A2
b,c
402,128
475,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
476,908
900,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
b,c
905,430
Total 3,350,004
Mortgage-Backed Securities  17.4%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
328,424 5.500%,  2/1/2040 336,474
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
274,561 6.000%,  1/1/2055 288,644
376,491 2.000%,  5/1/2051 310,135
392,160 4.000%,  5/1/2052 377,813
52,370 5.000%,  7/1/2053 52,876

Government Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Mortgage-Backed Securities  17.4% -
continued
$ 85,011 3.500%,  9/1/2047 $ 80,265
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
104,492 2.500%,  7/1/2030 101,655
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
515,949 2.000%,  3/1/2033 496,553
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
197,301 2.500%,  8/1/2032 194,602
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
434,234 3.500%,  5/1/2040 416,058
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
82,160 2.000%,  2/1/2051 67,679
70,471 2.000%,  2/1/2051 58,051
701,959 2.500%,  2/1/2051 608,168
421,941 5.500%,  4/1/2054 435,086
530,749 3.000%,  5/1/2051 481,913
367,898 6.000%,  8/1/2054 387,655
453,766 3.500%,  9/1/2052 424,283
106,862 2.000%,  11/1/2051 88,026
425,946 2.000%,  12/1/2050 351,030
635,538 4.500%,  12/1/2052 628,233
86,181 3.500%,  12/1/2047 81,503
475,000 3.000%,  2/1/2048
e
420,939
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
807,465 2.500%,  3/1/2062 667,897
306,895 3.500%,  7/1/2061 278,987
326,477 4.000%,  12/1/2061 307,941
Total 7,942,466
U.S. Government & Agencies  54.8%
Tennessee Valley Authority
420,000 5.250%,  2/1/2055 416,208
U.S. Treasury Bonds
250,000 4.375%,  5/15/2040 244,707
2,450,000 4.750%,  2/15/2045 2,427,223
U.S. Treasury Notes
4,350,000 3.500%,  10/31/2027 4,346,941
200,000 3.375%,  9/15/2028 198,945
11,875,000 3.625%,  8/31/2030 11,799,854
3,950,000 3.875%,  8/31/2032 3,922,535
1,674,000 4.250%,  5/15/2035 1,677,662
Total 25,034,075
Total Long-Term Fixed Income
(cost $45,352,527) 45,019,854
Shares or
Principal
Amount Short-Term Investments 1.5% Value
Federal Home Loan Bank Discount
Notes
100,000 3.570%, 3/20/2026
f,g
99,511
Shares or
Principal
Amount Short-Term Investments  1.5% Value
State Street Institutional U.S.
Government Money Market
Fund
614,332 3.650%
f
$ 614,332
Total Short-Term Investments
(cost $713,856) 713,843
Total Investments (cost
$46,066,383) 100.0% $45,733,697
Other Assets and Liabilities, Net
(<0.1%) (14,043)
Total Net Assets 100.0% $45,719,654
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $2,164,158 or
4.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,082,248 – 2,082,248 –
Collateralized Mortgage Obligations 6,611,061 – 6,611,061 –
Commercial Mortgage-Backed Securities 3,350,004 – 3,350,004 –
Mortgage-Backed Securities 7,942,466 – 7,942,466 –
U.S. Government & Agencies 25,034,075 – 25,034,075 –
Short-Term Investments 713,843 614,332 99,511 –
Subtotal Investments in Securities $45,733,697 $614,332 $45,119,365 $–
Total Investments at Value $45,733,697
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 9,763 9,763 – –
Total Liability Derivatives $9,763 $9,763 $– $–
The following table presents Government Bond Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $99,511 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 23 March 2026 $ 4,805,084 ( $ 9,763)
Total Futures Long Contracts $ 4,805,084 ( $ 9,763)
Total Futures Contracts $ 4,805,084 ($9,763)

Government Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $2,700 $– $2,700 $– – –%
Total Affiliated Short-Term Investments 2,700 – –
Total Value $2,700 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $– $– $– $1
Total Income/Non Cash Income from Affiliated Investments $1
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.1% Value
Alabama  2.4%
Birmingham, AL Special Care Fac.
Financing Auth. Health Care Fac.
Rev. Refg. (Children's Hospital)
$ 100,000 5.250%, 6/1/2050, Ser. A $ 105,413
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
250,000 5.500%, 6/1/2049, Ser. D-1
a
265,139
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
208,004
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 262,210
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 192,388
Pell City Square Cooperative
District, AL Rev.
230,000 7.000%, 4/1/2044, Ser. A 226,723
Total 1,259,877
Alaska  0.2%
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
100,000 3.200%, 12/1/2029
a
100,000
Total 100,000
Arizona  3.9%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
238,752
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
180,131
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 347,186
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
271,977
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
244,443
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
243,885
Phoenix, AZ Industrial Development
Auth. Rental Housing Rev. Refg.
(Christian Care Surprise, Inc.)
250,000 5.250%, 12/1/2055, Ser. A 235,154
Principal
Amount Long-Term Fixed Income  98.1% Value
Arizona  3.9% - continued
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
$ 250,000 5.250%, 1/1/2055, Ser. C $ 265,305
Total 2,026,833
Arkansas  0.5%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 254,056
Total 254,056
California  5.4%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
212,796
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
252,301
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 266,133
California State University Rev.
Refg.
500,000 5.250%, 11/1/2050, Ser. A 547,752
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 146,084
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 251,057
Mountain House, CA Community
Facs. District Special Tax
(Improvement Area No. 1)
110,000 4.250%, 9/1/2035 112,379
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 154,593
Sacramento County, CA Airport
System Rev.
400,000
5.250%, 7/1/2050, Ser. A,
AMT 416,925
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 257,794
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054, Ser. A 199,338
Total 2,817,152
Colorado  4.9%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
500,000 5.750%, 12/1/2054
c
497,348

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Colorado  4.9% - continued
CCP Metropolitan District No. 3, CO
LTGO Refg.
$ 250,000 5.000%, 12/1/2053 $ 242,411
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 262,017
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 286,032
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
179,775
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
133,468
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 299,152
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 219,301
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,493
Hess Ranch Metropolitan District
No. 5, CO SAB
183,933 6.000%, 12/1/2043, Ser. A-1 189,303
Total 2,539,300
Connecticut  0.8%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
224,290
Stamford, CT Housing Auth. Rev.
Refg. (Mozaic Concierge Living)
200,000 6.500%, 10/1/2055, Ser. A 204,190
Total 428,480
Delaware  1.5%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
201,257
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 330,335
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 231,291
Total 762,883
Principal
Amount Long-Term Fixed Income  98.1% Value
District Of Columbia  0.5%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 250,000
5.250%, 10/1/2048, Ser. A,
AMT $ 258,390
Total 258,390
Florida  10.5%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 212,787
Braddock Lakes Community
Development District, FL Capital
Improvement Rev.
150,000 5.750%, 5/1/2055 147,823
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
245,000 5.650%, 3/1/2054
b
260,101
Capital Projects Finance Auth., FL
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 140,638
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town & Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
203,281
250,000 6.125%, 10/1/2055, AMT 258,661
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A
c
229,161
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 140,882
250,000 4.000%, 7/1/2055, Ser. A 192,961
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 232,710
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
229,229
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
236,232
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 282,061
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 414,328
Greater Orlando, FL Aviation Auth.
Special Purpose Airport Fac.
Rev. (United Airlines, Inc.)
250,000 5.500%, 11/1/2036, AMT 271,291

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Florida  10.5% - continued
Lee County, FL Airport Rev.
$ 250,000 5.250%, 10/1/2054, AMT $ 257,255
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 281,512
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
250,000 5.750%, 5/15/2060
c
253,098
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 258,838
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 246,990
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 126,206
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
215,922
Village Community Development
District No. 15, Wildwood, FL
SAB
195,000 5.250%, 5/1/2054
c
195,575
200,000 4.800%, 5/1/2055
c
190,816
Total 5,478,358
Georgia  1.4%
Cobb County, GA Development
Auth. Educational  Fac. Rev. (Mt.
Bethel Christian Academy)
250,000 6.250%, 6/1/2064
c
255,876
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 211,382
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 260,106
Total 727,364
Guam  0.6%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 330,704
Total 330,704
Idaho  0.8%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
213,000 5.875%, 9/1/2053
c
216,353
Principal
Amount Long-Term Fixed Income  98.1% Value
Idaho  0.8% - continued
College of Western Idaho Annual
Appropriation COP
$ 200,000 5.000%, 8/1/2052 $ 203,397
Total 419,750
Illinois  1.6%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 210,234
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
255,409
Illinois Finance Auth. Rev. Refg.
(Goodman Theatre)
120,000 6.125%, 10/1/2050, Ser. A
c
120,912
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037, Ser. A 151,365
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
83,313
Total 821,233
Indiana  1.8%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 156,216
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 251,433
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 141,087
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 261,467
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
147,201
Total 957,404
Iowa  1.6%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 160,622
150,000 5.000%, 5/15/2043, Ser. A 150,007
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
150,000 5.875%, 10/1/2065 152,214
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 354,379
Total 817,222

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Kansas  0.8%
Garden City, KS Sales Tax Special
Obligation Rev. (Sports of the
World - Phase II)
$ 150,000 5.375%, 6/1/2039
c
$ 152,434
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
157,746
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 123,977
Total 434,157
Kentucky  0.5%
Public Energy Auth. of Kentucky
Gas Supply Rev. Refg.
250,000 5.000%, 5/1/2036, Ser. C 271,004
Total 271,004
Louisiana  0.7%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
145,456
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
200,970
Total 346,426
Maryland  1.8%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
261,244
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 210,979
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
250,000 5.250%, 7/1/2064
b
254,928
Prince George's County, MD Tax
Allocation (Westphalia Town
Center)
200,000 5.000%, 7/1/2030
c
202,684
Total 929,835
Massachusetts  1.4%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 191,005
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 517,459
Total 708,464
Principal
Amount Long-Term Fixed Income  98.1% Value
Michigan  1.0%
Kalamazoo, MI  Economic
Development Corporation
Rev. (Friendship Village of
Kalamazoo)
$ 100,000 3.900%, 8/15/2031, Ser. B-3
c
$ 100,117
100,000 4.250%, 8/15/2031, Ser. B-2
c
100,117
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 103,848
225,000 5.000%, 12/31/2043, AMT 226,000
Total 530,082
Minnesota  4.0%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 268,367
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 230,703
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 145,797
Brainerd, MN Senior Housing &
Healthcare Rev. (Pinecrest of
Country Manor)
200,000 6.000%, 5/1/2055, Ser. A 204,173
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 151,011
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
245,000 5.000%, 7/1/2043, Ser. A 245,084
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 259,385
Rochester, MN Health Care Fac.
Rev. (Mayo Clinic)
250,000 4.375%, 11/15/2053, Ser. A 246,001
Shakopee, MN Senior Housing Rev.
Refg. (Benedictine Senior Living
Obligated Group - Windermere
Way)
150,000 5.625%, 11/1/2045 151,708
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 203,838
Total 2,106,067
Mississippi  0.7%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054, Ser. A
b,c
230,504

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Mississippi  0.7% - continued
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
$ 140,000 3.200%, 12/1/2030, Ser. A
a
$ 140,000
Total 370,504
Missouri  1.2%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 75,927
140,000 5.000%, 8/15/2042, Ser. A 138,749
Missouri Development Finance
Board Tax Increment and Special
District Rev. (Lakeport Village)
150,000 6.000%, 6/15/2040, Ser. A
c
151,597
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
248,609
Total 614,882
Montana  0.3%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 182,794
Total 182,794
Nebraska  0.8%
Omaha, NE Various Purpose UTGO
400,000 5.000%, 4/15/2045, Ser. B 428,319
Total 428,319
Nevada  1.4%
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 261,542
Nevada Department of Business
& Industry Rev. Refg. (Brightline
West Passenger Rail)
110,000
12.000%, 11/2/2026, Ser. B,
AMT
a
82,500
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 256,222
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054 146,757
Total 747,021
New Hampshire  1.3%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
249,114 4.150%, 10/20/2040, Ser. A
a
249,949
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 252,177
Principal
Amount Long-Term Fixed Income  98.1% Value
New Hampshire  1.3% - continued
National Finance Auth., NH Special
Rev. CAB (Provence)
$ 150,000 Zero Coupon, 12/1/2031
c
$ 102,615
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
70,000 3.150%, 6/1/2041, Ser. B
a
70,000
Total 674,741
New Jersey  0.8%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 165,512
New Jersey Economic
Development Auth. Dock and
Wharf Fac. Rev. (Repauno Port
and Rail Terminal)
250,000 6.375%, 1/1/2035, AMT
c
260,669
Total 426,181
New York  6.9%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
205,182
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042, Ser. A 379,211
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051, Ser. A
c
189,750
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
246,826
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
c
257,416
Genesee County, NY Funding
Corporation Rev. (Rochester
Regional Health Energy)
250,000 5.250%, 12/1/2050, Ser. A 255,192
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 319,767
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 306,040
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 211,561
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 253,086

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
New York  6.9% - continued
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
$ 250,000 5.625%, 4/1/2040, AMT $ 265,418
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
270,160
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
191,135
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 254,910
Total 3,605,654
North Carolina  1.4%
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
250,000 5.250%, 7/1/2053, AMT
b
255,610
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 250,626
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 200,251
Total 706,487
North Dakota  0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 198,885
Total 198,885
Ohio  2.4%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
250,000 5.000%, 6/1/2055, Ser. B-2 205,607
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
225,000 4.000%, 12/1/2055, Ser. A
c
171,541
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT 261,704
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
200,000 5.250%, 9/1/2054 203,213
Norwood, OH Special Obligation
Rev. Refg. (Rockwood
Exchange)
240,000 5.000%, 12/1/2041 246,768
Principal
Amount Long-Term Fixed Income  98.1% Value
Ohio  2.4% - continued
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
$ 150,000 5.125%, 12/1/2055 $ 143,742
Total 1,232,575
Oklahoma  0.5%
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 242,574
Total 242,574
Oregon  1.4%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 249,413
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
250,000 5.500%, 12/1/2054, Ser. A 250,932
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 251,391
Total 751,736
Pennsylvania  1.4%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 352,407
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
249,845
Philadelphia, PA Auth. for Industrial
Development Health Care Fac.
Rev. Refg. (Greater Philadelphia
Health Action, Inc.)
140,000 6.000%, 6/1/2045, Ser. A 146,614
Total 748,866
Puerto Rico  0.9%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 241,132
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 238,480
Total 479,612
Rhode Island  0.6%
Rhode Island Housing & Mortgage
Finance Corporation Rev.
300,000 3.200%, 10/1/2027, Ser. 2-A
a
301,221
Total 301,221
South Carolina  1.9%
Columbia, SC Waterworks and
Sewer System Rev.
250,000 5.250%, 2/1/2055 266,069

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
South Carolina  1.9% - continued
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
$ 250,000 5.000%, 6/15/2054, Ser. A
c
$ 225,814
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
300,000 5.750%, 11/15/2054 305,003
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 192,191
Total 989,077
South Dakota  0.4%
Lincoln County, SD Economic
Development Rev. Refg.
(Augustana College Association)
250,000 4.000%, 8/1/2051, Ser. A 201,722
Total 201,722
Tennessee  0.6%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 308,513
Total 308,513
Texas  7.6%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
251,575
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
276,064
Brooks, TX Development Auth.
Special Fac. Hotel Rev. Refg.
250,000 5.875%, 8/15/2052
c
238,470
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
15,000 5.000%, 1/1/2033, Ser. A 15,009
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
250,000
5.500%, 7/15/2039, Ser. B,
AMT 269,813
Hunt, TX Memorial Hospital District,
LTGO
250,000 6.000%, 2/15/2045 255,011
Kenedy, TX Independent School
District UTGO (PSF-GTD
Insured)
250,000 5.000%, 8/15/2050
b
258,621
Principal
Amount Long-Term Fixed Income  98.1% Value
Texas  7.6% - continued
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
$ 100,000 3.200%, 11/1/2029, Ser. A
a
$ 100,000
Metrocare Services, TX Rev.
250,000 5.250%, 11/1/2050 261,604
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 250,966
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev. (Bella Vida
Forefront Living)
100,000 6.500%, 10/1/2055, Ser. A 103,376
Pflugerville, TX SAB Rev.
(Meadowlark Preserve Public
Improvement District)
100,000 5.375%, 9/1/2055
c
98,249
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
240,158
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 226,406
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Health Resources
System Rev. Refg.
100,000 5.000%, 11/15/2049, Ser. A 103,297
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 264,193
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Cook Children's Medical Center)
300,000 4.125%, 12/1/2054 271,304
Texas Water Development Board
Rev. (Master Trust)
250,000 4.750%, 10/15/2055 250,637
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b
240,880
Total 3,975,633
Utah  3.7%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
c
251,401
Black Ridge Infrastructure
Financing District, UT SAB
(Black Ridge Assessment Area)
200,000 6.250%, 12/1/2054 200,501

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Utah  3.7% - continued
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
$ 100,000 5.000%, 7/15/2035, Ser. C
c
$ 100,792
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
c
511,953
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
c
248,506
Tech Ridge Public Infrastructure
District, UT SAB and TIF (Tech
Ridge Assessment Area)
150,000 6.250%, 12/1/2054
c
154,806
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 264,517
Wakara Ridge, UT Public
Infrastructure District SAB
(Wakara Ridge Assessment
Area)
200,000 5.625%, 12/1/2054
c
203,557
Total 1,936,033
Virginia  1.7%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 253,989
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 222,090
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 434,127
Total 910,206
Washington  1.8%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 259,552
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 138,673
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 254,970
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
264,872
Total 918,067
West Virginia  0.5%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 245,018
Total 245,018
Principal
Amount Long-Term Fixed Income  98.1% Value
Wisconsin  8.9%
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
$ 250,000 6.625%, 7/1/2053, Ser. A
c
$ 258,267
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
258,209
Public Finance Auth., WI Education
Rev. (Pinecrest Academy of
Nevada; Pinecrest Academy
Springs Campus)
230,000 4.000%, 7/15/2033, Ser. A
c
230,958
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
c
254,066
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 256,607
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 240,001
Public Finance Auth., WI Rev.
(Bridgewater)
96,484 5.625%, 12/15/2030
c
96,797
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 400,898
Public Finance Auth., WI Rev.
(Mayfair)
143,366
5.500%, 11/15/2032, Ser.
A-4
c
143,796
Public Finance Auth., WI Rev.
(Midtown)
211,000 Zero Coupon, 12/15/2034
c
126,155
Public Finance Auth., WI Rev.
(Viticus Group)
150,000 6.750%, 12/1/2065, Ser. A
c
153,387
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
*
59,648
Public Finance Auth., WI Rev. CAB
(Heritage Bend)
100,000 Zero Coupon, 12/15/2042
c
31,003
Public Finance Auth., WI Rev. Refg.
(Astro Texas Land)
123,003 5.000%, 12/15/2036
c
122,988
Public Finance Auth., WI Rev. Refg.
(Legacy Hills)
200,000 6.000%, 11/15/2045
c
193,977
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
250,000
6.250%, 9/1/2046, Ser. A,
AMT
c
257,438
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
100,000 6.125%, 12/15/2029
c
101,384

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.1% Value
Wisconsin  8.9% - continued
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
$ 100,000 Zero Coupon, 9/1/2029
c
$ 76,996
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 251,021
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
241,056
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
153,137
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
250,000 5.750%, 12/31/2065, AMT 258,527
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
250,000 6.000%, 10/1/2049 259,721
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 242,332
Total 4,668,369
Total Long-Term Fixed Income
(cost $52,579,640) 51,189,731
Shares Common Stock < –% Value
Delaware  <0.1%
900 BL Train Holding West, LLC,
Warrants (Expires 12/01/2035)
d
0
Total 0
Total Common Stock
(cost $–) 0
Total Investments
(cost $52,579,640) 98.1% $51,189,731
Other Assets and Liabilities, Net
1.9% 1,015,948
Total Net Assets 100.0% $52,205,679
a Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $14,540,862 or
27.9% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of January 30, 2026
was $59,648 or 0.11% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
Public Finance Auth., WI Rev.
Bond Anticipation Notes
(Hutsonwood at Spring Hill),
5/16/2029 5/10/2024 $ 61,001
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
CAB - Capital Appreciation Bonds
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

High Income Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 13,433,193 – 13,433,193 –
Electric Revenue 596,009 – 596,009 –
General Obligation 1,910,702 – 1,910,702 –
Health Care 10,426,992 – 10,426,992 –
Housing Finance 1,348,640 – 1,348,640 –
Industrial Development Revenue 3,205,402 – 3,205,402 –
Other Revenue 1,719,770 – 1,719,770 –
Tax Revenue 8,547,845 – 8,547,845 –
Transportation 7,609,439 – 7,609,439 –
Water & Sewer 2,391,739 – 2,391,739 –
Common Stock
Industrials @ 0 – – 0
Total Investments at Value $51,189,731 $– $51,189,731 $0
@ Level 3 security in this section is fair valued at <$1.

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2.3%
a
Value
Basic Materials  0.5%
Chemours Company, Term Loan
$ 870,000
0.000%,  (TSFR1M +
5.500%), 10/15/2032
b,c,d
$ 863,475
Grinding Media, Inc., Term Loan
1,311,058
7.335%,  (TSFR3M +
3.500%), 10/12/2028
d,e
1,309,419
Natgasoline , LLC, Term Loan
1,584,494
9.172%,  (TSFR1M +
3.500%), 3/29/2030
b,c,d
1,578,552
Total 3,751,446
Capital Goods  0.3%
Columbus McKinnon Corporation/
NY, Term Loan
1,200,000
0.000%,  (TSFR1M +
3.500%), 1/24/2033
b,c,d,e
1,191,000
TransDigm , Inc., Term Loan
1,296,750
6.172%,  (TSFR1M +
2.500%), 8/19/2032
d
1,295,622
Total 2,486,622
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,346,916
6.671%,  (TSFR1M +
3.000%), 3/24/2031
d
1,344,303
DIRECTV Financing, LLC, Term
Loan
1,171,428
9.178%,  (TSFR3M +
5.250%), 8/2/2029
d
1,171,428
E.W. Scripps Company, Term Loan
960,000
0.000%,  (TSFR1M +
3.350%), 11/30/2029
b,c,d
918,000
Gray Media, Inc., Term Loan
465,567
6.814%,  (TSFR1M +
3.000%), 12/1/2028
d
463,155
Total 3,896,886
Consumer Cyclical  0.3%
Evergreen AcqCo 1, LP, Term Loan
837,067
6.701%,  (TSFR3M +
3.000%), 9/17/2032
d
837,695
Marriott Ownership Resorts, Inc.,
Term Loan
911,125
5.922%,  (TSFR1M +
2.250%), 4/1/2031
d
910,369
Michaels Companies, Inc., Term
Loan
438,851
8.184%,  (TSFR3M +
4.250%), 4/17/2028
d
434,318
Six Flags Entertainment
Corporation, Term Loan
452,115
5.672%,  (TSFR1M +
2.000%), 5/1/2031
d
446,748
Total 2,629,130
Consumer Non-Cyclical  0.4%
B&G Foods, Inc., Term Loan
1,298,563
7.172%,  (TSFR1M +
3.500%), 10/10/2029
d
1,229,310
Principal
Amount Bank Loans  2.3%
a
Value
Consumer Non-Cyclical  0.4% - continued
HLF Financing SARL, LLC, Term
Loan
$ 824,436
10.422%,  (TSFR1M +
6.750%), 4/12/2029
d
$ 831,534
Modivcare Buyer, LLC, Term Loan
100,783
8.690%,  (TSFR3M +
5.000%), 12/29/2030
d
92,847
Primo Brands Corporation, Term
Loan
1,132,703
5.922%,  (TSFR3M +
2.250%), 3/31/2028
d
1,131,809
Total 3,285,500
Financials  <0.1%
Acrisure , LLC, Term Loan
226,143
6.672%,  (TSFR1M +
3.000%), 11/6/2030
d
225,295
Total 225,295
Technology  0.1%
McAfee Corporation, Term Loan
645,113
6.672%,  (TSFR1M +
3.000%), 3/1/2029
d
569,312
Total 569,312
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,297,575
5.422%,  (TSFR3M +
1.750%), 4/10/2031
d
1,295,200
Total 1,295,200
Total Bank Loans
(cost $18,237,536) 18,139,391
Principal
Amount Long-Term Fixed Income 90.8% Value
Basic Materials  5.1%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*, e,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
h
571,767
Alumina, Pty. Ltd.
216,000 6.125%,  3/15/2030
h
222,817
649,000 6.375%,  9/15/2032
h
674,675
Avient Corporation
1,690,000 6.250%,  11/1/2031
h
1,737,536
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
h
975,626
Carpenter Technology Corporation
440,000 5.625%,  3/1/2034
h
446,499
Cascades, Inc./Cascades USA,
Inc.
1,303,000 6.750%,  7/15/2030
h
1,348,957
Celanese US Holdings, LLC
1,114,000 6.500%,  4/15/2030 1,133,396
Cerdia Finanz GmbH
1,668,000 9.375%,  10/3/2031
h
1,696,723
Chemours Company
1,370,000 4.625%,  11/15/2029
h
1,277,513

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Basic Materials  5.1% - continued
Cleveland-Cliffs, Inc.
$ 988,000 6.875%,  11/1/2029
h
$ 1,026,737
1,090,000 4.875%,  3/1/2031
h,i
1,045,116
2,265,000 7.000%,  3/15/2032
h
2,324,425
CVR Partners, LP/CVR Nitrogen
Finance Corporation
433,000 6.125%,  6/15/2028
h
432,978
First Quantum Minerals, Ltd.
1,810,000 8.000%,  3/1/2033
h
1,942,240
1,300,000 7.250%,  2/15/2034
h
1,365,777
FMC Corporation
1,190,000 8.450%,  11/1/2055
d
954,415
Hecla Mining Company
446,000 7.250%,  2/15/2028 446,563
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
724,340
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
385,000 9.000%,  7/1/2028
h
385,020
INEOS Finance plc
1,856,000 7.500%,  4/15/2029
h
1,554,500
Magnera Corporation
2,073,000 7.250%,  11/15/2031
h
1,959,013
Mercer International, Inc.
430,000 5.125%,  2/1/2029
i
265,703
Methanex Corporation
195,000 5.650%,  12/1/2044 175,237
Methanex US Operations, Inc.
1,173,000 6.250%,  3/15/2032
h
1,209,616
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
h
1,328,768
260,000 7.000%,  4/1/2031
h
273,248
Novelis Corporation
2,290,000 4.750%,  1/30/2030
h
2,219,766
Qnity Electronics, Inc.
1,730,000 5.750%,  8/15/2032
h
1,762,375
SNF Group SACA
927,000 3.375%,  3/15/2030
h
871,666
Solstice Advanced Materials, Inc.
870,000 5.625%,  9/30/2033
h
874,599
SunCoke Energy, Inc.
1,469,000 4.875%,  6/30/2029
h
1,385,233
Taseko Mines, Ltd.
1,724,000 8.250%,  5/1/2030
h
1,829,926
Tronox , Inc.
220,000 9.125%,  9/30/2030
h,i
217,050
United States Steel Corporation
1,300,000 6.875%,  3/1/2029 1,303,782
Veritiv Operating Company
651,000 10.500%,  11/30/2030
h
697,056
WR Grace Holdings, LLC
1,120,000 6.625%,  8/15/2032
h
1,113,813
960,000 7.000%,  8/1/2033
h
961,200
Total 40,735,674
Capital Goods  10.0%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
h
637,555
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*, f,g,j
17,250
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
h
1,388,204
Principal
Amount Long-Term Fixed Income  90.8% Value
Capital Goods  10.0% - continued
AECOM
$ 2,230,000 6.000%,  8/1/2033
h
$ 2,284,405
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,235,000 7.000%,  5/21/2030
h
2,329,456
AmeriTex HoldCo Intermediate,
LLC
220,000 7.625%,  8/15/2033
h
231,387
Amsted Industries, Inc.
1,640,000 4.625%,  5/15/2030
h
1,622,300
Ardagh Metal Packaging Finance
USA, LLC/ Ardagh Metal
Packaging Finance plc
1,050,000 4.000%,  9/1/2029
h,i
997,398
983,000 6.250%,  1/30/2031
h
1,010,201
ATI, Inc.
744,000 7.250%,  8/15/2030 779,938
Axon Enterprise, Inc.
520,000 6.125%,  3/15/2030
h
534,534
520,000 6.250%,  3/15/2033
h
538,798
Boeing Company
259,000 6.298%,  5/1/2029 275,116
329,000 6.388%,  5/1/2031 356,982
Bombardier, Inc.
1,755,000 6.000%,  2/15/2028
h
1,757,634
1,500,000 7.000%,  6/1/2032
h
1,574,577
651,000 6.750%,  6/15/2033
h
683,805
Brundage -Bone Concrete
Pumping Holdings, Inc.
1,676,000 7.500%,  2/1/2032
h
1,687,095
Builders FirstSource , Inc.
865,000 5.000%,  3/1/2030
h
861,847
866,000 6.750%,  5/15/2035
h
909,845
Canpack SA/ Canpack US, LLC
1,353,000 3.875%,  11/15/2029
h
1,293,824
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
h
2,112,144
Clean Harbors, Inc.
1,180,000 5.125%,  7/15/2029
h
1,181,198
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
h
911,700
1,346,000 8.750%,  4/15/2030
h
1,346,964
1,295,000 6.750%,  4/15/2032
h
1,305,107
Columbus McKinnon Corporation/
NY
1,200,000 7.125%,  2/1/2033
h
1,206,240
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
h
1,675,790
EquipmentShare.com, Inc.
330,000 8.625%,  5/15/2032
h
352,779
GFL Environmental Holdings US,
Inc.
1,400,000 5.500%,  2/1/2034
h
1,403,223
GFL Environmental, Inc.
1,925,000 4.000%,  8/1/2028
h
1,894,568
Herc Holdings, Inc.
885,000 6.625%,  6/15/2029
h
915,879
1,968,000 7.000%,  6/15/2030
h
2,065,540
457,000 7.250%,  6/15/2033
h,i
483,648
Installed Building Products, Inc.
336,000 5.625%,  2/1/2034
h
337,931

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Capital Goods  10.0% - continued
Madison IAQ, LLC
$ 960,000 5.875%,  6/30/2029
h
$ 958,806
Mauser Packaging Solutions
Holding Company
1,631,000 9.250%,  4/15/2030
h
1,604,420
MIWD Holdco II, LLC
1,488,000 5.500%,  2/1/2030
h
1,445,577
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
h
890,476
Nesco Holdings II, Inc.
1,255,000 5.500%,  4/15/2029
h
1,236,677
New Enterprise Stone and Lime
Company, Inc.
1,423,000 5.250%,  7/15/2028
h
1,423,381
OI European Group BV
2,096,000 4.750%,  2/15/2030
h
2,028,288
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
h
1,096,146
543,000 7.375%,  6/1/2032
h,i
553,812
Quikrete Holdings, Inc.
2,785,000 6.750%,  3/1/2033
h
2,893,247
QXO Building Products, Inc.
1,945,000 6.750%,  4/30/2032
h
2,004,284
Resideo Funding, Inc.
1,650,000 6.500%,  7/15/2032
h
1,676,006
Reworld Holding Corporation
781,000 4.875%,  12/1/2029
h
756,067
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
h
1,224,039
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
h
579,523
Smyrna Ready Mix Concrete, LLC
1,972,000 8.875%,  11/15/2031
h
2,102,339
Spirit AeroSystems , Inc.
1,730,000 4.600%,  6/15/2028 1,741,194
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
h
598,865
Standard Building Solutions, Inc.
1,185,000 6.500%,  8/15/2032
h
1,221,897
1,740,000 6.250%,  8/1/2033
h
1,778,553
440,000 5.875%,  3/15/2034
h,i
439,573
Synergy Infrastructure Holdings,
LLC
550,000 7.875%,  12/1/2030
h
573,725
TransDigm , Inc.
713,000 6.750%,  8/15/2028
h
724,999
2,155,000 7.125%,  12/1/2031
h
2,259,968
1,049,000 6.625%,  3/1/2032
h
1,084,638
1,930,000 6.750%,  1/31/2034
h
1,997,581
Trivium Packaging Finance BV
1,133,000 8.250%,  7/15/2030
h
1,208,995
430,000 12.250%,  1/15/2031
h
470,510
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,630,132
Waste Pro USA, Inc.
905,000 7.000%,  2/1/2033
h
929,765
WESCO Distribution, Inc.
629,000 7.250%,  6/15/2028
h
636,566
680,000 6.375%,  3/15/2029
h
701,095
Principal
Amount Long-Term Fixed Income  90.8% Value
Capital Goods  10.0% - continued
$ 276,000 6.625%,  3/15/2032
h
$ 288,391
Total 79,724,397
Communications Services  12.0%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h
875,630
Altice France SA
786,631 6.500%,  3/15/2032
h
768,310
2,550,230 6.875%,  7/15/2032
h
2,490,409
AMC Networks, Inc.
1,546,000 10.250%,  1/15/2029
h
1,612,003
Cable One, Inc.
870,000 4.000%,  11/15/2030
h,i
633,234
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
h
1,216,266
2,650,000 5.375%,  6/1/2029
h
2,620,598
4,145,000 4.750%,  3/1/2030
h
3,959,723
1,414,000 4.250%,  2/1/2031
h
1,294,581
901,000 7.000%,  2/1/2033
h
909,701
1,202,000 7.375%,  2/1/2036
h
1,203,441
Clear Channel Outdoor Holdings,
Inc.
1,008,000 7.500%,  6/1/2029
h
997,437
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
h,i
668,728
733,000 11.750%,  1/31/2029
h
534,479
1,138,000 6.500%,  2/1/2029
h
728,658
1,034,000 4.125%,  12/1/2030
h,i
627,022
Deluxe Corporation
2,077,000 8.125%,  9/15/2029
h
2,179,377
DIRECTV Financing, LLC
2,645,000 8.875%,  2/1/2030
h
2,678,086
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
h
4,133,034
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
h
990,327
2,660,000 5.750%,  12/1/2028
h,i
2,574,155
1,162,000 5.125%,  6/1/2029 1,028,390
DISH Network Corporation
1,476,000 11.750%,  11/15/2027
h
1,527,598
EchoStar Corporation
2,063,000 10.750%,  11/30/2029 2,261,502
FiberCop SPA
1,585,000 6.000%,  9/30/2034
h
1,539,181
Frontier Communications
Holdings, LLC
980,000 5.000%,  5/1/2028
h
980,032
510,000 8.750%,  5/15/2030
h
525,907
Getty Images, Inc.
1,120,000 10.500%,  11/15/2030
h
1,134,081
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
h,i
901,300
1,130,000 7.250%,  8/15/2033
h
1,156,863
iHeartCommunications , Inc.
401,850 9.125%,  5/1/2029
h
379,748
Iliad Holding SAS
1,463,000 8.500%,  4/15/2031
h
1,566,610
1,375,000 7.000%,  4/15/2032
h
1,409,320
Lamar Media Corporation
101,000 3.625%,  1/15/2031 95,378

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Communications Services  12.0% - continued
Level 3 Financing, Inc.
$ 1,197,000 4.250%,  7/1/2028
h,i
$ 1,152,112
2,845,000 6.875%,  6/30/2033
h
2,931,747
970,000 7.000%,  3/31/2034
h
1,004,731
2,270,000 8.500%,  1/15/2036
h
2,323,876
McGraw-Hill Education, Inc.
1,419,000 5.750%,  8/1/2028
h
1,425,289
767,000 8.000%,  8/1/2029
h
773,979
Nexstar Media, Inc.
657,000 4.750%,  11/1/2028
h,i
653,033
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
1,440,000 4.625%,  3/15/2030
h,i
1,406,101
Paramount Global
412,000 6.375%,  3/30/2062
d
387,445
Playtika Holding Corporation
1,150,000 4.250%,  3/15/2029
h
998,804
Rogers Communications, Inc.
540,000 7.000%,  4/15/2055
d
560,127
Sable International Finance, Ltd.
1,128,000 7.125%,  10/15/2032
h
1,140,402
Scripps Escrow II, Inc.
1,120,000 3.875%,  1/15/2029
h,i
1,033,653
Sinclair Television Group, Inc.
985,000 8.125%,  2/15/2033
h
1,018,904
Sirius XM Radio, LLC
1,326,000 4.000%,  7/15/2028
h
1,295,263
860,000 3.875%,  9/1/2031
h,i
785,485
Snap, Inc.
650,000 6.875%,  3/15/2034
h
663,731
Telenet Finance Luxembourg
Notes SARL
2,400,000 5.500%,  3/1/2028
h
2,392,144
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
h
1,176,438
1,293,000 6.500%,  2/15/2029
h
1,257,553
650,000 8.625%,  6/15/2032
h,i
656,285
360,000 8.625%,  6/15/2032
c,h
362,700
Uniti Services, LLC
980,000 7.500%,  10/15/2033
h
1,011,804
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
h
280,703
1,388,000 4.500%,  5/1/2029
h
1,325,755
1,100,000 8.500%,  7/31/2031
h
1,147,143
870,000 9.375%,  8/1/2032
h
936,691
Viasat , Inc.
1,387,000 6.500%,  7/15/2028
h,i
1,369,097
Virgin Media Finance plc
2,030,000 5.000%,  7/15/2030
h
1,773,756
Virgin Media O2 Vendor Financing
Notes VI DAC
960,000 8.500%,  3/15/2033
h
951,608
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
h
1,796,074
Virgin Media Vendor Financing
Notes IV DAC
1,510,000 5.000%,  7/15/2028
h
1,510,000
VZ Secured Financing BV
2,800,000 5.000%,  1/15/2032
h
2,528,282
Principal
Amount Long-Term Fixed Income  90.8% Value
Communications Services  12.0% - continued
WarnerMedia Holdings, Inc.
$ 430,000 4.054%,  3/15/2029 $ 417,120
2,060,000 4.279%,  3/15/2032 1,812,800
1,080,000 5.050%,  3/15/2042 758,700
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
2,621,000 8.250%,  10/1/2031
h
2,745,563
Zegona Finance plc
1,340,000 8.625%,  7/15/2029
h
1,412,672
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
h
708,989
Total 96,087,668
Consumer Cyclical  16.2%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
h
2,383,665
1,385,000 4.000%,  10/15/2030
h
1,321,465
Adient Global Holdings, Ltd.
1,405,000 7.500%,  2/15/2033
h,i
1,458,875
Advance Auto Parts, Inc.
1,027,000 7.000%,  8/1/2030
h
1,044,413
652,000 7.375%,  8/1/2033
h
661,780
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,245,000 6.000%,  6/1/2029
h,i
1,234,423
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
h
1,159,103
700,000 4.625%,  6/1/2028
h
691,783
Allison Transmission, Inc.
1,462,000 3.750%,  1/30/2031
h
1,378,127
American Axle & Manufacturing,
Inc.
1,183,000 5.000%,  10/1/2029 1,154,180
1,990,000 7.750%,  10/15/2033
h
2,047,167
Arches Buyer, Inc.
1,903,000 6.125%,  12/1/2028
h
1,860,647
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
h
447,029
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
670,451
1,506,000 4.625%,  4/1/2030
h
1,425,036
Aston Martin Capital Holdings, Ltd.
664,000 10.000%,  3/31/2029
h
592,646
Bath & Body Works, Inc.
650,000 6.950%,  3/1/2033 647,826
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
985,000 9.500%,  7/1/2032
h
938,745
Beach Acquisition Bidco , LLC
642,969
0.000%,PIK 10.750%,
7/15/2033
h,j
707,485
Bloomin ' Brands, Inc./OSI
Restaurant Partners, LLC
1,270,000 5.125%,  4/15/2029
h,i
1,125,773
Boyd Gaming Corporation
1,175,000 4.750%,  6/15/2031
h
1,144,595
Brightstar Lottery plc/ Brightstar
Global Solutions Corporation
880,000 5.750%,  1/15/2033
h
874,826

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Consumer Cyclical  16.2% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 1,093,000 5.000%,  6/15/2029
h
$ 1,058,388
885,000 4.875%,  2/15/2030
h
826,184
Caesars Entertainment, Inc.
3,292,000 4.625%,  10/15/2029
h
3,161,512
Carnival Corporation
870,000 5.125%,  5/1/2029
h
880,197
2,170,000 5.750%,  8/1/2032
h
2,228,642
Carriage Services, Inc.
960,000 4.250%,  5/15/2029
h
924,333
Carvana Company
1,671,582
9.000%,PIK 0.000%,
6/1/2030
h,j
1,742,950
1,335,100
9.000%,PIK 0.000%,
6/1/2031
h,j
1,468,700
Churchill Downs, Inc.
609,000 6.750%,  5/1/2031
h
627,473
Dream Finders Homes, Inc.
1,380,000 6.875%,  9/15/2030
h
1,397,743
Flutter Treasury DAC
271,000 5.875%,  6/4/2031
h
274,510
Ford Motor Company
1,494,000 3.250%,  2/12/2032 1,327,165
Forestar Group, Inc.
1,665,000 6.500%,  3/15/2033
h
1,702,373
FORVIA SE
865,000 8.000%,  6/15/2030
h,i
923,448
1,080,000 6.750%,  9/15/2033
h
1,107,368
Gap, Inc.
1,141,000 3.625%,  10/1/2029
h
1,085,162
Garda World Security Corporation
960,000 6.000%,  6/1/2029
h
944,631
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,225,000 7.750%,  5/31/2032
h
1,296,915
General Motors Financial
Company, Inc.
1,794,000 5.750%,  9/30/2027
d,i,k
1,783,706
Genting New York, LLC/GENNY
Capital, Inc.
1,131,000 7.250%,  10/1/2029
h
1,168,881
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
2,105,000 8.750%,  1/15/2032
h
2,033,355
Goodyear Tire & Rubber Company
1,515,000 5.000%,  7/15/2029
i
1,483,688
Group 1 Automotive, Inc.
689,000 6.375%,  1/15/2030
h
707,273
Hilton Domestic Operating
Company, Inc.
748,000 4.875%,  1/15/2030 749,462
962,000 3.625%,  2/15/2032
h
890,569
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,120,000 5.000%,  6/1/2029
h
1,088,957
Jacobs Entertainment, Inc.
1,422,000 6.750%,  2/15/2029
h
1,403,969
K Hovnanian Enterprises, Inc.
540,000 8.000%,  4/1/2031
h
553,211
KB Home
942,000 6.875%,  6/15/2027 961,749
Principal
Amount Long-Term Fixed Income  90.8% Value
Consumer Cyclical  16.2% - continued
$ 877,000 4.000%,  6/15/2031 $ 827,918
Kingpin Intermediate Holdings,
LLC
1,120,000 7.250%,  10/15/2032
h,i
1,071,434
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,336,970
689,000 6.875%,  11/1/2035 696,819
Life Time, Inc.
1,170,000 6.000%,  11/15/2031
h
1,199,589
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
h
609,830
1,300,000 6.250%,  10/1/2033
h
1,316,250
Lindblad Expeditions, LLC
1,110,000 7.000%,  9/15/2030
h
1,158,770
Lithia Motors, Inc.
870,000 4.625%,  12/15/2027
h
868,352
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
h
728,774
Macy's Retail Holdings, LLC
650,000 7.375%,  8/1/2033
h,i
686,382
720,000 6.375%,  3/15/2037 678,302
870,000 4.300%,  2/15/2043 630,964
Marriott Ownership Resorts, Inc.
3,600,000 6.500%,  10/1/2033
h
3,425,373
Match Group Holdings II, LLC
1,665,000 6.125%,  9/15/2033
h
1,671,182
Mattamy Group Corporation
1,555,000 4.625%,  3/1/2030
h
1,518,369
550,000 6.000%,  12/15/2033
h
540,413
Melco Resorts Finance, Ltd.
1,201,000 5.375%,  12/4/2029
h
1,188,609
625,000 7.625%,  4/17/2032
h
655,362
320,000 6.500%,  9/24/2033
h
319,244
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
h
232,450
MGM Resorts International
1,201,000 6.125%,  9/15/2029 1,228,389
Michaels Companies, Inc.
421,000 5.250%,  5/1/2028
h
416,408
480,000 7.875%,  5/1/2029
h
467,668
Millrose Properties, Inc.
1,800,000 6.375%,  8/1/2030
h
1,837,233
440,000 6.250%,  9/15/2032
h
444,963
Muvico , LLC
1,130,209
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,113,575
NCL Corporation, Ltd.
2,785,000 5.875%,  1/15/2031
h
2,792,623
1,852,000 6.750%,  2/1/2032
h
1,897,941
1,080,000 6.250%,  9/15/2033
h
1,085,967
New Home Company, Inc.
430,000 8.500%,  11/1/2030
h
447,909
Nissan Motor Acceptance
Company, LLC
1,300,000 5.625%,  9/29/2028
h
1,304,458
1,180,000 6.125%,  9/30/2030
h
1,176,724
PENN Entertainment, Inc.
750,000 4.125%,  7/1/2029
h,i
696,025
Petco Health and Wellness
Company, Inc.
720,000 8.250%,  2/1/2031
c,h
721,886

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Consumer Cyclical  16.2% - continued
PetSmart, LLC/PetSmart Finance
Corporation
$ 2,960,000 7.500%,  9/15/2032
h
$ 3,035,365
650,000 10.000%,  9/15/2033
h
676,363
Phinia , Inc.
657,000 6.625%,  10/15/2032
h
683,969
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,595,000 3.375%,  8/31/2027
h
1,562,358
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
h
233,291
1,344,000 9.750%,  4/15/2029
h
1,505,755
650,000 8.125%,  12/15/2029
d,h,k
672,742
Raven Acquisition Holdings, LLC
1,150,000 6.875%,  11/15/2031
h
1,152,444
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
h
821,135
S&S Holdings, LLC
1,304,000 8.375%,  10/1/2031
h
1,243,279
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
1,653,000 5.250%,  7/15/2029 1,587,220
Staples, Inc.
1,108,000 10.750%,  9/1/2029
h
1,088,757
Station Casinos, LLC
480,000 4.500%,  2/15/2028
h
477,808
1,074,000 4.625%,  12/1/2031
h,i
1,031,041
Taylor Morrison Communities, Inc.
545,000 5.750%,  11/15/2032
h
559,399
Tenneco, Inc.
1,507,000 8.000%,  11/17/2028
h
1,515,968
Vail Resorts, Inc.
560,000 5.625%,  7/15/2030
h
568,750
VF Corporation
400,000 2.950%,  4/23/2030 364,847
650,000 6.000%,  10/15/2033
i
654,155
Victoria's Secret & Company
1,189,000 4.625%,  7/15/2029
h
1,162,654
Viking Cruises, Ltd.
1,743,000 5.875%,  10/15/2033
h
1,767,039
Wayfair, LLC
1,555,000 7.750%,  9/15/2030
h
1,653,152
Wynn Macau, Ltd.
1,900,000 6.750%,  2/15/2034
h
1,925,875
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
2,890,000 7.125%,  2/15/2031
h
3,113,764
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
h
771,274
1,485,000 6.750%,  4/23/2030
h
1,488,913
960,000 6.875%,  4/23/2032
h
957,277
Total 130,040,273
Consumer Non-Cyclical  11.2%
1261229 B.C., Ltd.
2,928,000 10.000%,  4/15/2032
h
3,004,880
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
h
624,040
1,440,000 7.375%,  3/15/2033
h,i
1,422,424
Principal
Amount Long-Term Fixed Income  90.8% Value
Consumer Non-Cyclical  11.2% - continued
AdaptHealth , LLC
$ 3,002,000 4.625%,  8/1/2029
h
$ 2,899,542
Albertsons Companies, Inc.
2,830,000 5.875%,  2/15/2028
h
2,830,838
720,000 5.625%,  3/31/2032
c,h
719,270
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
440,000 5.500%,  3/31/2031
h
440,778
300,000 6.250%,  3/15/2033
h
306,330
2,150,000 5.750%,  3/31/2034
c,h
2,114,468
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
h
431,595
Bausch Health Companies, Inc.
1,678,000 4.875%,  6/1/2028
h,i
1,552,125
BellRing Brands, Inc.
1,174,000 7.000%,  3/15/2030
h
1,206,342
BioMarin Pharmaceutical, Inc.
1,440,000 5.500%,  2/15/2034
c,h
1,443,989
Chobani Holdco II, LLC
479,146
0.000%,PIK 9.500%,
10/1/2029
h,j
510,687
CHS/Community Health Systems,
Inc.
963,000 6.125%,  4/1/2030
h,i
792,507
2,176,000 4.750%,  2/15/2031
h
1,951,973
855,000 10.875%,  1/15/2032
h
920,440
1,730,000 9.750%,  1/15/2034
h
1,803,669
Concentra Health Services, Inc.
841,000 6.875%,  7/15/2032
h,i
880,531
CVS Health Corporation
1,121,000 7.000%,  3/10/2055
d
1,173,290
DaVita, Inc.
2,091,000 6.875%,  9/1/2032
h
2,153,818
Embecta Corporation
1,606,000 5.000%,  2/15/2030
h,i
1,502,568
Encompass Health Corporation
923,000 4.500%,  2/1/2028 918,659
Endo Finance Holdings, LP
1,865,000 8.500%,  4/15/2031
h,i
1,973,370
Energizer Holdings, Inc.
1,200,000 4.375%,  3/31/2029
h
1,152,578
2,365,000 6.000%,  9/15/2033
h,i
2,272,975
Fiesta Purchaser, Inc.
1,127,000 9.625%,  9/15/2032
h,i
1,140,065
Genmab AS/ Genmab Finance,
LLC
1,760,000 6.250%,  12/15/2032
h
1,804,067
330,000 7.250%,  12/15/2033
h
349,259
Grifols SA
1,262,000 4.750%,  10/15/2028
h
1,243,308
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,817,000 4.875%,  6/1/2029
h,i
1,724,316
Insulet Corporation
606,000 6.500%,  4/1/2033
h
630,667
IQVIA, Inc.
1,736,000 6.250%,  6/1/2032
h
1,803,617
Jazz Securities DAC
870,000 4.375%,  1/15/2029
h
856,009

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Consumer Non-Cyclical  11.2% - continued
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
$ 573,000 9.000%,  2/15/2029
h
$ 600,369
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
h
616,407
LifePoint Health, Inc.
1,564,000 5.375%,  1/15/2029
h,i
1,518,647
642,000 9.875%,  8/15/2030
h
688,760
918,000 10.000%,  6/1/2032
h
968,508
Medline Borrower, LP
1,885,000 5.250%,  10/1/2029
h
1,888,257
Newell Brands, Inc.
260,000 6.375%,  9/15/2027 262,194
676,000 6.625%,  9/15/2029 676,718
2,620,000 6.375%,  5/15/2030
i
2,589,687
650,000 6.625%,  5/15/2032
i
636,567
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
500,000 4.125%,  4/30/2028
h
490,410
977,000 5.125%,  4/30/2031
h
887,265
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
h
1,073,151
1,315,000 6.125%,  9/15/2032
h
1,350,581
Perrigo Finance Unlimited
Company
718,000 4.900%,  6/15/2030 696,433
1,939,000 6.125%,  9/30/2032 1,907,059
Post Holdings, Inc.
1,965,000 4.500%,  9/15/2031
h
1,861,571
860,000 6.250%,  10/15/2034
h,i
866,154
1,310,000 6.500%,  3/15/2036
h
1,311,184
Prime Healthcare Services, Inc.
2,507,000 9.375%,  9/1/2029
h
2,610,414
Radiology Partners, Inc.
1,675,000 8.500%,  7/15/2032
h
1,758,700
Scotts Miracle- Gro Company
1,120,000 4.000%,  4/1/2031 1,054,287
Select Medical Corporation
1,100,000 6.250%,  12/1/2032
h,i
1,067,532
Simmons Foods, Inc.
2,480,000 4.625%,  3/1/2029
h
2,390,178
Sotera Health Holdings, LLC
1,128,000 7.375%,  6/1/2031
h
1,186,898
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
h
137,190
Star Parent, Inc.
1,597,000 9.000%,  10/1/2030
h
1,685,589
Surgery Center Holdings, Inc.
1,780,000 7.250%,  4/15/2032
h
1,792,127
TEAM Services Holding, Inc.
580,000 9.000%,  2/15/2033
c,h
582,180
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,468,947
845,000 6.750%,  5/15/2031 877,662
1,416,000 5.500%,  11/15/2032
h
1,430,578
218,000 6.000%,  11/15/2033
h,i
224,329
US Acute Care Solutions, LLC
1,682,000 9.750%,  5/15/2029
h
1,689,365
Whirlpool Corporation
430,000 6.125%,  6/15/2030 431,121
Total 89,832,013
Principal
Amount Long-Term Fixed Income  90.8% Value
Energy  11.1%
Aethon United BR, LP/ Aethon
United Finance Corporation
$ 573,000 7.500%,  10/1/2029
h
$ 602,966
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
h
1,558,695
Archrock Partners, LP/ Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
972,442
Archrock Services, LP/ Archrock
Partners Finance Corporation
960,000 6.000%,  2/1/2034
h
959,276
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,120,000 6.625%,  7/15/2033
h
1,159,752
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
h
714,872
Borr IHC, Ltd./ Borr Finance, LLC
994,513 10.000%,  11/15/2028
h,i
1,020,541
Buckeye Partners, LP
818,000 4.500%,  3/1/2028
h
814,547
868,000 6.750%,  2/1/2030
h,i
909,463
California Resources Corporation
424,000 8.250%,  6/15/2029
h
445,955
555,000 7.000%,  1/15/2034
h
559,820
CNX Resources Corporation
332,000 7.375%,  1/15/2031
h
343,846
Comstock Resources, Inc.
2,805,000 5.875%,  1/15/2030
h
2,736,834
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,465,000 5.500%,  6/15/2031
h
2,451,248
Crescent Energy Finance, LLC
646,000 7.750%,  7/31/2029
h
647,615
1,089,000 7.625%,  4/1/2032
h
1,080,160
1,320,000 7.875%,  4/15/2032
h
1,313,312
438,000 7.375%,  1/15/2033
h
423,886
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
h
853,393
1,640,000 7.375%,  6/30/2033
h
1,686,450
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
h
172,259
Energy Transfer, LP
1,945,000 6.500%,  2/15/2056
d
1,945,093
Excelerate Energy, LP
609,000 8.000%,  5/15/2030
h
651,253
Genesis Energy LP/Genesis
Energy Finance Corporation
1,086,000 8.875%,  4/15/2030 1,142,916
2,405,000 7.875%,  5/15/2032 2,509,649
Global Partners, LP/GLP Finance
Corporation
330,000 7.125%,  7/1/2033
h
338,021
Harvest Midstream I, LP
2,649,000 7.500%,  9/1/2028
h
2,685,405
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
h
1,147,743
Hilcorp Energy I, LP/ Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
h
664,159

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Energy  11.1% - continued
$ 1,810,000 6.000%,  2/1/2031
h
$ 1,747,973
1,440,000 6.250%,  4/15/2032
h
1,381,094
Howard Midstream Energy
Partners, LLC
1,371,000 7.375%,  7/15/2032
h
1,448,194
1,080,000 6.625%,  1/15/2034
h
1,108,512
ITT Holdings, LLC
2,145,000 6.500%,  8/1/2029
h
2,067,976
Kodiak Gas Services, LLC
650,000 6.500%,  10/1/2033
h
665,784
Kraken Oil & Gas Partners, LLC
410,000 7.625%,  8/15/2029
h
409,733
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
326
Moss Creek Resources Holdings,
Inc.
713,000 8.250%,  9/1/2031
h
693,405
Nabors Industries, Inc.
579,000 9.125%,  1/31/2030
h
611,441
438,000 8.875%,  8/15/2031
h,i
445,370
1,190,000 7.625%,  11/15/2032
h
1,212,258
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
h
565,562
1,192,000 8.375%,  2/15/2032
h
1,247,616
Noble Finance II, LLC
1,667,000 8.000%,  4/15/2030
h
1,737,772
Northern Oil and Gas, Inc.
1,138,000 8.750%,  6/15/2031
h
1,176,396
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 898,969
PBF Holding Company, LLC/PBF
Finance Corporation
882,000 6.000%,  2/15/2028 880,699
1,925,000 7.875%,  9/15/2030
h,i
1,927,603
Permian Resources Operating,
LLC
1,062,000 7.000%,  1/15/2032
h
1,113,296
Prairie Acquiror , LP
1,413,000 9.000%,  8/1/2029
h
1,465,565
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
h
962,999
Saturn Oil & Gas, Inc.
392,000 9.625%,  6/15/2029
h,i
401,037
SESI, LLC
1,120,000 7.875%,  9/30/2030
h
1,129,324
SM Energy Company
724,000 8.375%,  7/1/2028
h
745,212
711,000 8.750%,  7/1/2031
h
746,805
350,000 7.000%,  8/1/2032
h,i
350,897
2,077,000 9.625%,  6/15/2033
h
2,271,588
Sunoco, LP
866,000 5.875%,  7/15/2027
h
866,717
633,000 6.625%,  8/15/2032
h
652,833
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 959,665
564,000 4.500%,  4/30/2030 550,702
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
3,197,000 6.750%,  3/15/2034
h
3,253,622
Talos Production, Inc.
409,000 9.000%,  2/1/2029
h
426,158
Principal
Amount Long-Term Fixed Income  90.8% Value
Energy  11.1% - continued
TGNR Intermediate Holdings, LLC
$ 1,934,000 5.500%,  10/15/2029
h
$ 1,913,801
Transocean International, Ltd.
1,916,000 8.250%,  5/15/2029
h
1,952,155
1,216,000 8.500%,  5/15/2031
h,i
1,237,758
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,110,000 6.250%,  10/1/2033
h
1,124,427
Valaris , Ltd.
905,000 8.375%,  4/30/2030
h
945,644
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
h
983,773
1,450,000 9.000%,  9/30/2029
d,h,k
1,275,599
1,753,000 7.000%,  1/15/2030
h,i
1,763,862
4,687,000 8.375%,  6/1/2031
h
4,793,934
Venture Global Plaquemines LNG,
LLC
660,000 6.125%,  12/15/2030
h
679,339
1,550,000 7.500%,  5/1/2033
h
1,699,370
1,310,000 6.500%,  1/15/2034
h
1,359,516
660,000 6.500%,  6/15/2034
h
683,516
Total 89,047,368
Financials  12.8%
Acrisure , LLC/ Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
h
996,388
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
658,000 6.950%,  3/10/2055
d
688,834
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
h
1,452,095
1,019,000 6.750%,  4/15/2028
h
1,035,859
657,000 5.875%,  11/1/2029
h,i
654,922
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 435,193
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
h
352,972
1,920,000 4.875%,  6/30/2029
h
1,894,354
Avolon Holdings Funding, Ltd.
418,000 2.528%,  11/18/2027
h
405,891
Azorra Finance, Ltd.
1,500,000 7.750%,  4/15/2030
h
1,578,585
2,100,000 7.250%,  1/15/2031
h
2,199,411
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
h
676,637
Bank of America Corporation
430,000 6.250%,  7/26/2030
d,k
437,676
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
320,000 7.625%,  2/11/2035
d,h
337,678
BNP Paribas SA
329,000 4.625%,  1/12/2027
d,h,k
327,767
430,000 7.450%,  6/27/2035
d,h,k
453,536
Burford Capital Global Finance,
LLC
2,255,000 9.250%,  7/1/2031
h
2,320,986

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Financials  12.8% - continued
$ 760,000 7.500%,  7/15/2033
h
$ 733,731
190,000 8.500%,  1/15/2034
h
190,428
Citigroup, Inc.
345,000 6.250%,  8/15/2026
d,i,k
347,038
430,000 6.875%,  8/15/2030
d,k
439,269
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
h
305,040
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,510,000 5.950%,  9/17/2030
h
1,440,872
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
h
347,043
2,330,000 6.625%,  4/15/2031
h
2,349,782
FirstCash , Inc.
1,170,000 4.625%,  9/1/2028
h
1,161,448
658,000 5.625%,  1/1/2030
h
661,074
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
h
1,570,313
1,660,000 6.875%,  5/1/2031
h
1,647,341
430,000 8.375%,  4/1/2032
h
449,814
860,000 7.875%,  4/1/2033
h
877,232
FTAI Aviation Investors, LLC
1,154,000 7.000%,  5/1/2031
h
1,214,202
950,000 7.000%,  6/15/2032
h
999,815
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
h
699,976
676,000 8.000%,  6/15/2028
h
711,765
140,000 6.875%,  4/15/2029
h
144,842
500,000 5.875%,  3/15/2030
h
507,650
Global Aircraft Leasing Company,
Ltd.
2,200,000 8.750%,  9/1/2027
h
2,277,288
Global Net Lease, Inc.
424,000 4.500%,  9/30/2028
h
415,185
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
h
1,946,101
goeasy , Ltd.
1,945,000 6.875%,  2/15/2031
h
1,828,229
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
h
385,881
HSBC Holdings plc
679,000 6.875%,  9/11/2029
d,i,k
701,510
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
h
2,021,878
1,239,000 7.375%,  1/31/2032
h
1,297,860
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,507,000 5.250%,  5/15/2027 1,490,857
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
d,h
439,949
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
h
399,710
394,000 7.125%,  4/30/2031
h
414,257
967,000 6.125%,  11/1/2032
h
984,896
2,150,000 6.750%,  5/1/2033
h
2,236,298
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
944,000 5.000%,  8/15/2028
h
915,279
879,000 6.625%,  10/15/2031
h
871,036
Principal
Amount Long-Term Fixed Income  90.8% Value
Financials  12.8% - continued
Jefferson Capital Holdings, LLC
$ 545,000 6.000%,  8/15/2026
h
$ 542,641
1,363,000 9.500%,  2/15/2029
h
1,430,162
1,240,000 8.250%,  5/15/2030
h,i
1,306,515
JPMorgan Chase & Company
1,534,000
6.406%,  (TSFR3M +
2.745%), 4/1/2026
d,k
1,539,444
344,000 3.650%,  6/1/2026
d,k
343,701
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
560,000 4.750%,  6/15/2029
h
555,327
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
d,h
182,099
Macquarie AirFinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
h
860,333
682,000 6.500%,  3/26/2031
h
729,261
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
h
689,286
MPT Operating Partnership, LP/
MPT Finance Corporation
1,209,000 4.625%,  8/1/2029 1,036,565
1,060,000 8.500%,  2/15/2032
h
1,135,638
NatWest Group plc
459,000 8.125%,  11/10/2033
d,k
518,785
Navient Corporation
399,000 5.500%,  3/15/2029
i
390,262
Nippon Life Insurance Company
430,000 6.500%,  4/30/2055
d,h
460,055
OneMain Finance Corporation
3,026,000 3.500%,  1/15/2027 2,988,270
865,000 6.750%,  3/15/2032 884,069
1,850,000 7.125%,  9/15/2032 1,915,862
1,310,000 6.750%,  9/15/2033 1,324,519
Osaic Holdings, Inc.
1,285,000 6.750%,  8/1/2032
h
1,331,731
910,000 8.000%,  8/1/2033
h
943,242
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,279,000 4.875%,  5/15/2029
h
1,251,192
PennyMac Financial Services, Inc.
1,825,000 6.875%,  5/15/2032
h
1,865,075
570,000 6.875%,  2/15/2033
h
581,406
Phoenix Aviation Capital, Ltd.
1,340,000 9.250%,  7/15/2030
h
1,404,353
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
d,k
647,832
PRA Group, Inc.
1,773,000 8.375%,  2/1/2028
h
1,791,246
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
h
648,474
Rithm Capital Corporation
1,450,000 8.000%,  7/15/2030
h
1,482,669
RLJ Lodging Trust, LP
811,000 4.000%,  9/15/2029
h
769,606
Rocket Companies, Inc.
639,000 6.500%,  8/1/2029
h
657,288
650,000 6.125%,  8/1/2030
h
665,476

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Financials  12.8% - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 2,367,000 3.875%,  3/1/2031
h
$ 2,221,949
802,000 4.000%,  10/15/2033
h
736,420
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
h
1,336,847
Service Properties Trust
920,000 8.375%,  6/15/2029 931,026
385,000 8.625%,  11/15/2031
h
404,358
SLM Corporation
430,000 6.500%,  1/31/2030 443,700
Societe Generale SA
655,000 8.125%,  11/21/2029
d,h,k
698,863
480,000 7.125%,  7/15/2035
d,h,k
478,524
Starwood Property Trust, Inc.
650,000 5.250%,  10/15/2028
h
653,411
1,385,000 6.500%,  10/15/2030
h
1,442,393
326,000 5.750%,  1/15/2031
h
330,097
Stonebriar ABF Issuer, LLC
520,000 8.125%,  12/15/2030
h
540,197
Stonex Escrow Issuer, LLC
1,685,000 6.875%,  7/15/2032
h
1,738,413
Synchrony Financial
348,000 7.250%,  2/2/2033 369,603
UBS Group AG
1,080,000 7.000%,  2/10/2030
d,h,k
1,103,346
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
h
1,302,190
UWM Holdings, LLC
1,068,000 6.625%,  2/1/2030
h
1,077,221
Vornado Realty, LP
481,000 5.750%,  2/1/2033 486,499
Wells Fargo & Company
345,000 3.900%,  3/15/2026
d,k
344,618
XHR, LP
322,000 4.875%,  6/1/2029
h
317,425
577,000 6.625%,  5/15/2030
h
595,897
Total 102,099,054
Foreign Government  0.2%
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
h
1,399,090
Total 1,399,090
Technology  6.8%
Amentum Holdings, Inc.
1,234,000 7.250%,  8/1/2032
h
1,300,418
AthenaHealth Group, Inc.
2,288,000 6.500%,  2/15/2030
h
2,219,003
Block, Inc.
860,000 5.625%,  8/15/2030
h
875,345
2,414,000 6.500%,  5/15/2032 2,508,034
870,000 6.000%,  8/15/2033
h
888,690
CACI International, Inc.
405,000 6.375%,  6/15/2033
h
420,203
Cipher Compute, LLC
995,000 7.125%,  11/15/2030
h
1,025,259
Cloud Software Group, Inc.
4,174,000 6.500%,  3/31/2029
h
4,147,986
2,457,000 9.000%,  9/30/2029
h
2,481,008
Coherent Corporation
638,000 5.000%,  12/15/2029
h
635,362
Principal
Amount Long-Term Fixed Income  90.8% Value
Technology  6.8% - continued
CoreWeave , Inc.
$ 650,000 9.250%,  6/1/2030
h
$ 639,859
650,000 9.000%,  2/1/2031
h
631,968
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
h
921,394
Fair Isaac Corporation
870,000 6.000%,  5/15/2033
h
886,473
Flash Compute, LLC
600,000 7.250%,  12/31/2030
h
602,036
Gen Digital, Inc.
817,000 7.125%,  9/30/2030
h
837,360
430,000 6.250%,  4/1/2033
h
432,072
ION Platform Finance US, Inc.
1,360,000 7.875%,  9/30/2032
h
1,192,739
ION Platform Finance US, Inc./ION
Platform Finance SARL
649,000 8.750%,  5/1/2029
h
618,595
650,000 9.000%,  8/1/2029
h
624,058
Iron Mountain, Inc.
2,455,000 5.250%,  3/15/2028
h
2,454,300
610,000 5.000%,  7/15/2028
h
608,661
770,000 5.250%,  7/15/2030
h
762,452
2,080,000 4.500%,  2/15/2031
h
1,987,685
Kioxia Holdings Corporation
1,470,000 6.250%,  7/24/2030
h
1,518,601
760,000 6.625%,  7/24/2033
h
793,598
McAfee Corporation
1,422,000 7.375%,  2/15/2030
h,i
1,131,342
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
h
578,727
NCR Voyix Corporation
1,251,000 5.000%,  10/1/2028
h
1,234,832
474,000 5.125%,  4/15/2029
h
467,136
Neptune Bidco US, Inc.
2,127,000 9.290%,  4/15/2029
h
2,184,016
545,000 10.375%,  5/15/2031
h
576,225
290,000 9.500%,  2/15/2033
h
295,297
Open Text Corporation
1,828,000 3.875%,  12/1/2029
h
1,696,712
Open Text Holdings, Inc.
2,047,000 4.125%,  2/15/2030
h
1,901,479
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
h
337,531
RingCentral, Inc.
1,759,000 8.500%,  8/15/2030
h
1,846,788
Rocket Software, Inc.
1,035,000 9.000%,  11/28/2028
h
1,032,416
Sabre GLBL, Inc.
430,000 11.125%,  7/15/2030
h
347,763
Seagate Data Storage Technology,
Private Ltd.
2,538,000 4.091%,  6/1/2029
h
2,487,677
Sensata Technologies BV
1,033,000 4.000%,  4/15/2029
h,i
1,011,334
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
h
358,913
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
155,000 6.750%,  8/15/2032
h
158,130
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
h
1,359,702
UKG, Inc.
1,513,000 6.875%,  2/1/2031
h
1,511,780

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.8% Value
Technology  6.8% - continued
Viavi Solutions, Inc.
$ 740,000 3.750%,  10/1/2029
h
$ 703,349
WULF Compute, LLC
1,255,000 7.750%,  10/15/2030
h
1,308,990
Total 54,543,298
Transportation  1.8%
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
118,583 5.500%,  4/20/2026
h
118,669
315,000 5.750%,  4/20/2029
h
318,277
Avianca Midco 2 plc
695,154 9.000%,  12/1/2028
h
708,188
960,000 9.500%,  1/28/2031
h
979,200
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,134,000 5.375%,  3/1/2029
h,i
1,105,846
DCLI Bidco , LLC
592,000 7.750%,  11/15/2029
h
602,343
OneSky Flight, LLC
1,681,000 8.875%,  12/15/2029
h
1,797,382
Rand Parent, LLC
1,918,000 8.500%,  2/15/2030
h
2,004,330
RXO, Inc.
1,619,000 7.500%,  11/15/2027
h
1,650,198
Star Leasing Company, LLC
970,000 7.625%,  2/15/2030
h
928,286
Stena International SA
891,000 7.250%,  1/15/2031
h
915,433
United Airlines Holdings, Inc.
1,083,000 5.375%,  3/1/2031
c
1,093,755
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
h
407,697
1,570,000 6.375%,  2/1/2030
h,i
1,489,564
Total 14,119,168
Utilities  3.6%
AES Corporation
459,000 7.600%,  1/15/2055
d
465,396
Algonquin Power & Utilities
Corporation
2,120,000 4.750%,  1/18/2082
d
2,104,612
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
h
582,683
Calpine Corporation
1,145,000 4.500%,  2/15/2028
h
1,143,997
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
d
496,345
Duke Energy Corporation
450,000 6.450%,  9/1/2054
d
470,805
Edison International
539,000 5.000%,  12/15/2026
d,k
534,086
Hawaiian Electric Company, Inc.
430,000 6.000%,  10/1/2033
h
436,541
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
903,116
Lightning Power, LLC
956,000 7.250%,  8/15/2032
h
1,017,561
Long Ridge Energy, LLC
1,950,000 8.750%,  2/15/2032
h
2,071,557
Principal
Amount Long-Term Fixed Income  90.8% Value
Utilities  3.6% - continued
NiSource, Inc.
$ 285,000 6.375%,  3/31/2055
d
$ 294,497
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
h
1,063,158
526,000 6.000%,  2/1/2033
h
536,093
2,170,000 5.750%,  1/15/2034
h
2,184,391
526,000 6.250%,  11/1/2034
h
539,988
PG&E Corporation
491,000 7.375%,  3/15/2055
d
506,736
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
h
1,384,304
440,000 6.250%,  2/1/2034
h
445,922
220,000 6.500%,  2/1/2036
h
225,554
Terraform Global Operating, LLC
642,000 6.125%,  3/1/2026
h
637,574
TerraForm Power Operating, LLC
4,010,000 5.000%,  1/31/2028
h
4,014,511
TransAlta Corporation
1,310,000 5.875%,  2/1/2034 1,311,048
Vistra Corporation
3,985,000 7.000%,  12/15/2026
d,h,k
4,045,269
Vistra Operations Company, LLC
1,172,000 5.000%,  7/31/2027
h
1,172,982
VoltaGrid , LLC
540,000 7.375%,  11/1/2030
h
546,918
Total 29,135,644
Total Long-Term Fixed Income
(cost $720,755,225) 726,763,647
Shares
Collateral Held for Securities
Loaned 5.7% Value
45,670,437 Thrivent Cash Management Trust 45,670,437
Total Collateral Held for
Securities Loaned
(cost $45,670,437) 45,670,437
Shares
Registered Investment
Companies   2.2% Value
U.S. Unaffiliated   2.2%
460,000 iShares Broad USD High Yield
Corporate Bond ETF 17,314,400
Total 17,314,400
Total Registered Investment
Companies (cost $17,308,900) 17,314,400
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
17,296 Boeing Company, Convertible,
6.000% 1,292,357
Total 1,292,357
Total Preferred Stock
(cost $952,441) 1,292,357
Shares Common Stock < .01% Value
Communications Services  <0.1%
15,384 Altice Luxco 3
l
289,543
Total 289,543

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  <.01% Value
Consumer Non-Cyclical  <0.1%
19,543 Modivcare Buyer, LLC
l
$ 107,487
Total 107,487
Total Common Stock
(cost $377,143) 397,030
Shares or
Principal
Amount Short-Term Investments 3.9% Value
State Street Institutional U.S.
Government Money Market
Fund
31,717,165 3.650%
m
31,717,165
Total Short-Term Investments
(cost $31,717,165) 31,717,165
Total Investments (cost
$835,018,847) 105.1% $841,294,427
Other Assets and Liabilities, Net
(5.1%) (40,564,023)
Total Net Assets 100.0% $800,730,404
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $642,178,025 or
80.2% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of January 30, 2026 was $17,253 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 30, 2026.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 43,778,002
Total lending $43,778,002
Gross amount payable upon return of
collateral for securities loaned $45,670,437
Net amounts due to counterparty $1,892,435
Definitions:
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,751,446 – 2,442,027 1,309,419
Capital Goods 2,486,622 – 1,295,622 1,191,000
Communications Services 3,896,886 – 3,896,886 –
Consumer Cyclical 2,629,130 – 2,629,130 –
Consumer Non-Cyclical 3,285,500 – 3,285,500 –
Financials 225,295 – 225,295 –
Technology 569,312 – 569,312 –
Transportation 1,295,200 – 1,295,200 –
Long-Term Fixed Income
Basic Materials 40,735,674 – 40,735,671 3
Capital Goods 79,724,397 – 79,724,397 –
Communications Services 96,087,668 – 96,087,668 –
Consumer Cyclical 130,040,273 – 130,040,273 –
Consumer Non-Cyclical 89,832,013 – 89,832,013 –
Energy 89,047,368 – 89,047,368 –
Financials 102,099,054 – 102,099,054 –
Foreign Government 1,399,090 – 1,399,090 –
Technology 54,543,298 – 54,543,298 –
Transportation 14,119,168 – 14,119,168 –
Utilities 29,135,644 – 29,135,644 –
Registered Investment Companies
U.S. Unaffiliated 17,314,400 17,314,400 – –
Preferred Stock
Capital Goods 1,292,357 1,292,357 – –
Common Stock
Communications Services 289,543 – 289,543 –
Consumer Non-Cyclical 107,487 – 107,487 –
Short-Term Investments 31,717,165 31,717,165 – –
Subtotal Investments in Securities $795,623,990 $50,323,922 $742,799,646 $2,500,422
Other Investments  * Total
Collateral Held for Securities Loaned 45,670,437
Subtotal Other Investments $45,670,437
Total Investments at Value $841,294,427
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $42,217 $45,332 $41,879 $45,670 45,670 5.7%
Total Collateral Held for Securities Loaned 42,217 45,670 5.7
Total Value $42,217 $45,670
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $63
Total Affiliated Income from Securities Loaned, Net $63
Total $– $– $–

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.0% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 48,754
4.287%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 22,564
Total 22,564
Basic Materials  1.5%
Anglo American Capital plc
1,412,000 4.750%,  4/10/2027
c
1,422,508
2,950,000 5.750%,  4/5/2034
c
3,093,495
Eastman Chemical Company
2,800,000 5.000%,  8/1/2029 2,860,804
First Quantum Minerals, Ltd.
3,600,000 8.625%,  6/1/2031
c
3,781,624
FMC Corporation
3,100,000 8.450%,  11/1/2055
b
2,486,290
International Flavors & Fragrances,
Inc.
1,818,000 2.300%,  11/1/2030
c
1,643,531
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054
d
1,211,225
1,700,000 5.438%,  4/3/2034 1,755,080
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035 1,337,749
Total 19,592,306
Capital Goods  5.3%
Amphenol Corporation
2,575,000 4.400%,  2/15/2033 2,545,450
Amrize Finance US, LLC
2,650,000 4.950%,  4/7/2030 2,712,848
BAE Systems plc
625,000 5.500%,  3/26/2054
c
627,429
1,700,000 3.400%,  4/15/2030
c
1,644,307
1,400,000 1.900%,  2/15/2031
c
1,244,997
Boeing Company
1,250,000 5.805%,  5/1/2050 1,234,571
1,675,000 6.858%,  5/1/2054 1,888,714
1,550,000 5.930%,  5/1/2060 1,525,284
850,000 6.528%,  5/1/2034 940,309
3,000,000 5.705%,  5/1/2040 3,066,725
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,344,781
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,117,217
General Dynamics Corporation
2,400,000 4.950%,  8/15/2035 2,439,424
General Electric Company
1,200,000 4.900%,  1/29/2036
d
1,213,777
GFL Environmental Holdings US,
Inc.
3,150,000 5.500%,  2/1/2034
c
3,157,252
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,452,233
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,647,527
1,350,000 4.550%,  11/15/2032 1,356,505
1,600,000 5.950%,  2/1/2037 1,728,616
Lockheed Martin Corporation
2,700,000 5.000%,  8/15/2035 2,751,499
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,211,576
Principal
Amount Long-Term Fixed Income  98.0% Value
Capital Goods  5.3% - continued
$ 2,800,000 4.750%,  6/1/2043 $ 2,598,429
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,228,728
1,700,000 6.300%,  2/15/2030 1,802,455
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,997,733
RTX Corporation
1,000,000 3.030%,  3/15/2052 653,526
850,000 6.400%,  3/15/2054 936,294
2,150,000 6.000%,  3/15/2031 2,313,115
850,000 6.100%,  3/15/2034 927,575
1,075,000 4.450%,  11/16/2038 1,010,595
Spirit AeroSystems, Inc.
4,850,000 4.600%,  6/15/2028 4,881,383
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,663,076
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,560,864
Total 68,424,814
Collateralized Mortgage Obligations  1.2%
GCAT Trust
3,696,779
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
3,755,987
J.P. Morgan Mortgage Trust
3,300,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
b,c
3,295,351
Morgan Stanley Residential
Mortgage Loan Trust
1,625,000
5.032%,  12/25/2070, Ser.
2026-NQM1, Class A2
c,e
1,625,170
PMT Loan Trust
4,174,813
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,241,677
2,400,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,460,383
Total 15,378,568
Commercial Mortgage-Backed Securities  0.5%
Angel Oak Mortgage Trust
5,888,003
4.929%,  10/25/2070, Ser.
2025-13, Class A1
c
5,904,471
Total 5,904,471
Communications Services  5.8%
American Tower Corporation
3,700,000 5.650%,  3/15/2033 3,891,715
1,500,000 5.350%,  3/15/2035 1,536,864
AppLovin Corporation
3,450,000 5.375%,  12/1/2031 3,565,907
AT&T, Inc.
2,400,000 6.000%,  4/30/2056
f
2,377,705
1,750,000 3.650%,  6/1/2051 1,226,795
3,768,000 2.550%,  12/1/2033 3,205,349
3,200,000 5.400%,  2/15/2034 3,302,405
1,800,000 4.500%,  3/9/2048 1,478,519
CCO Holdings, LLC/CCO Holdings
Capital Corporation
6,850,000 4.750%,  2/1/2032
c,d
6,256,689

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Communications Services  5.8% - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 1,550,000 6.550%,  6/1/2034 $ 1,628,167
1,550,000 6.384%,  10/23/2035 1,602,041
1,600,000 5.850%,  12/1/2035 1,592,391
1,150,000 6.484%,  10/23/2045 1,082,356
Comcast Corporation
2,900,000 5.650%,  6/1/2054 2,718,417
2,300,000 5.300%,  6/1/2034 2,362,517
1,600,000 4.600%,  10/15/2038 1,479,112
Meta Platforms, Inc.
1,750,000 4.950%,  5/15/2033 1,782,449
Netflix, Inc.
3,700,000 4.875%,  6/15/2030
c
3,783,816
Orange SA
1,500,000 4.750%,  1/13/2033
c
1,496,477
Sprint Capital Corporation
7,050,000 8.750%,  3/15/2032 8,537,710
T-Mobile USA, Inc.
4,000,000 5.700%,  1/15/2056 3,864,304
3,100,000 3.400%,  10/15/2052 2,077,468
1,200,000 3.000%,  2/15/2041 889,730
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,063,516
2,800,000 4.750%,  1/15/2033 2,800,763
2,650,000 5.250%,  4/2/2035 2,684,522
1,221,000 5.401%,  7/2/2037 1,231,868
2,800,000 3.400%,  3/22/2041 2,181,876
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c
2,833,104
Total 74,534,552
Consumer Cyclical  5.7%
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 800,705
1,750,000 5.450%,  11/20/2055
d
1,704,266
American Honda Finance
Corporation
1,550,000 5.050%,  7/10/2031 1,592,433
2,100,000 5.150%,  7/9/2032 2,157,303
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,319,101
Daimler Truck Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,062,381
2,500,000 2.375%,  12/14/2028
c
2,384,924
Expedia Group, Inc.
2,100,000 3.250%,  2/15/2030 2,016,278
Flutter Treasury DAC
850,000 5.875%,  6/4/2031
c,d
861,010
Ford Motor Credit Company, LLC
1,400,000 5.850%,  5/17/2027 1,422,967
2,000,000 6.800%,  5/12/2028 2,092,891
1,500,000 5.303%,  9/6/2029 1,519,767
2,850,000 5.753%,  4/6/2033 2,876,570
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,258,236
1,800,000 6.400%,  1/9/2033 1,940,676
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,810,549
Principal
Amount Long-Term Fixed Income  98.0% Value
Consumer Cyclical  5.7% - continued
Home Depot, Inc.
$ 1,820,000 4.250%,  4/1/2046 $ 1,544,283
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,391,518
1,500,000 4.250%,  9/18/2028
c
1,501,773
4,400,000 6.200%,  9/21/2030
c
4,704,872
Las Vegas Sands Corporation
3,550,000 6.000%,  8/15/2029 3,701,139
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,265,820
3,250,000 2.625%,  4/1/2031 2,988,731
Marriott International, Inc./MD
2,100,000 4.625%,  6/15/2030 2,127,759
1,675,000 5.100%,  4/15/2032 1,723,069
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,562,367
Ralph Lauren Corporation
2,700,000 5.000%,  6/15/2032 2,779,392
Royal Caribbean Cruises, Ltd.
3,100,000 6.250%,  3/15/2032
c
3,214,647
Target Corporation
1,250,000 4.500%,  9/15/2034
d
1,232,643
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,676,154
Toyota Motor Credit Corporation
2,650,000 5.350%,  1/9/2035 2,764,960
3,850,000 4.800%,  1/11/2036 3,819,268
VICI Properties, LP/VICI Note
Company, Inc.
2,425,000 5.750%,  2/1/2027
c
2,450,831
90,000 4.625%,  12/1/2029
c
90,021
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,581,627
Total 73,940,931
Consumer Non-Cyclical  9.8%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,185,829
AbbVie, Inc.
1,875,000 5.400%,  3/15/2054 1,818,526
1,550,000 5.600%,  3/15/2055 1,549,651
950,000 5.050%,  3/15/2034 973,847
1,900,000 4.550%,  3/15/2035 1,868,705
2,900,000 4.300%,  5/14/2036 2,773,005
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,952,951
2,100,000 5.250%,  3/2/2033 2,173,176
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,765,239
Anheuser-Busch InBev Worldwide,
Inc.
1,800,000 4.439%,  10/6/2048 1,548,490
BAT Capital Corporation
2,500,000 6.250%,  8/15/2055 2,575,516
1,900,000 6.343%,  8/2/2030 2,053,546
1,100,000 5.834%,  2/20/2031 1,167,542
1,600,000 7.750%,  10/19/2032 1,867,552
Bristol-Myers Squibb Company
1,550,000 5.550%,  2/22/2054 1,516,444
Bunge, Ltd. Finance Corporation
2,250,000 5.250%,  4/21/2032 2,323,646

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Consumer Non-Cyclical  9.8% - continued
$ 725,000 4.650%,  9/17/2034 $ 711,651
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
835,526
1,350,000 5.375%,  10/23/2055
c
1,296,209
Cigna Group
2,850,000 4.875%,  9/15/2032 2,884,729
Constellation Brands, Inc.
1,150,000 4.800%,  1/15/2029 1,170,561
2,750,000 4.950%,  11/1/2035 2,717,106
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,850,000 4.750%,  1/15/2029
c
2,820,251
1,500,000 5.600%,  1/15/2031
c,d
1,518,275
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,105,876
1,850,000 5.550%,  6/1/2031 1,934,325
1,200,000 2.125%,  9/15/2031 1,052,278
2,750,000 5.050%,  3/25/2048 2,418,366
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,283,041
2,100,000 5.500%,  2/12/2055 2,089,493
1,750,000 4.700%,  2/27/2033 1,782,126
HCA, Inc.
3,100,000 5.450%,  4/1/2031 3,222,939
2,600,000 5.500%,  3/1/2032 2,710,933
2,650,000 4.900%,  11/15/2035 2,602,557
Imperial Brands Finance plc
2,650,000 5.625%,  7/1/2035
c
2,709,955
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
3,400,000 6.375%,  2/25/2055 3,509,539
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
1,650,000 3.625%,  1/15/2032 1,549,305
900,000 3.000%,  5/15/2032 813,268
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,183,317
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030 3,015,164
L'Oreal SA
1,450,000 5.000%,  5/20/2035
c
1,475,807
Mars, Inc.
4,200,000 4.800%,  3/1/2030
c
4,291,059
1,650,000 5.000%,  3/1/2032
c
1,695,589
900,000 5.650%,  5/1/2045
c
907,836
Mattel, Inc.
1,750,000 5.000%,  11/17/2030 1,767,462
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,742,056
Nestle Holdings, Inc.
2,100,000 4.850%,  3/14/2033
c
2,146,852
Pfizer, Inc.
1,650,000 4.500%,  11/15/2032 1,655,259
1,750,000 4.875%,  11/15/2035 1,752,267
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,837,212
1,650,000 5.125%,  2/13/2031 1,707,765
2,065,000 5.750%,  11/17/2032 2,202,798
3,000,000 5.250%,  2/13/2034 3,096,938
3,700,000 4.875%,  4/30/2035 3,697,218
Principal
Amount Long-Term Fixed Income  98.0% Value
Consumer Non-Cyclical  9.8% - continued
Roche Holdings, Inc.
$ 2,700,000 2.607%,  12/13/2051
c
$ 1,655,334
2,600,000 4.374%,  12/2/2032
c
2,596,123
1,450,000 4.985%,  3/8/2034
c
1,489,808
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
735,435
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,107,855
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,473,255
2,400,000 5.300%,  7/5/2034 2,465,991
Tenet Healthcare Corporation
1,900,000 5.500%,  11/15/2032
c
1,919,561
Teva Pharmaceutical Finance
Netherlands III BV
3,400,000 4.100%,  10/1/2046 2,600,974
Total 126,070,909
Energy  6.7%
BP Capital Markets America, Inc.
3,250,000 3.001%,  3/17/2052 2,087,876
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030
d
755,440
Cheniere Energy Partners, LP
2,190,000 4.500%,  10/1/2029 2,198,412
1,500,000 4.000%,  3/1/2031 1,460,567
1,350,000 5.950%,  6/30/2033 1,430,313
3,100,000 5.550%,  10/30/2035
c
3,170,679
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 933,108
Columbia Pipelines Holding
Company, LLC
4,150,000 5.097%,  10/1/2031
c
4,220,418
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 462,732
450,000 5.400%,  4/18/2034 460,830
DT Midstream, Inc.
3,000,000 4.300%,  4/15/2032
c
2,901,517
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,566,489
Energy Transfer, LP
2,800,000 6.300%,  1/15/2056 2,799,155
900,000 8.000%,  5/15/2054
b
961,732
1,550,000 6.050%,  9/1/2054 1,500,066
1,000,000 6.500%,  11/15/2026
b,g
1,004,620
2,350,000 3.750%,  5/15/2030 2,289,879
900,000 5.550%,  5/15/2034 926,301
1,550,000 5.700%,  4/1/2035 1,605,014
Enterprise Products Operating,
LLC
900,000
7.099%,  (TSFR3M +
3.248%), 8/16/2077
b
899,374
EOG Resources, Inc.
1,450,000 5.000%,  7/15/2032 1,487,134
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,650,940
Expand Energy Corporation
3,700,000 5.375%,  3/15/2030 3,765,832
1,500,000 4.750%,  2/1/2032 1,486,273
Kinder Morgan, Inc.
1,650,000 5.850%,  6/1/2035
d
1,745,879

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Energy  6.7% - continued
MPLX, LP
$ 2,700,000 5.000%,  1/15/2033 $ 2,706,617
950,000 5.500%,  6/1/2034 970,613
ONEOK, Inc.
4,600,000 6.350%,  1/15/2031 4,933,423
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,185,719
3,300,000 6.250%,  7/15/2033 3,503,812
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,089,849
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,752,992
Repsol E&P Capital Markets US,
LLC
3,100,000 5.204%,  9/16/2030
c
3,147,322
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029 1,853,010
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,495,924
775,000 5.500%,  2/15/2035 793,925
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,403,188
700,000 5.150%,  4/5/2034 724,104
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,220,663
Transcontinental Gas Pipe Line
Company, LLC
2,800,000 5.750%,  3/15/2056
c
2,780,564
Venture Global LNG, Inc.
3,850,000 9.000%,  9/30/2029
b,c,g
3,386,935
Venture Global Plaquemines LNG,
LLC
1,200,000 6.500%,  1/15/2034
c
1,245,358
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,199,491
1,800,000 7.500%,  1/15/2031 2,040,229
1,650,000 5.600%,  3/15/2035 1,713,772
1,730,000 4.850%,  3/1/2048 1,513,197
Total 86,431,287
Financials  36.5%
200 Park Funding Trust
1,550,000 5.740%,  2/15/2055
c
1,542,627
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,256,232
3,150,000 5.375%,  12/15/2031 3,258,413
1,600,000 3.400%,  10/29/2033 1,440,583
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,g
2,885,677
1,500,000 3.000%,  2/1/2030 1,410,481
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,167,823
1,650,000 6.500%,  7/18/2028
c
1,734,064
Ally Financial, Inc.
1,200,000 5.737%,  5/15/2029
b
1,232,185
1,250,000 8.000%,  11/1/2031 1,417,373
American Express Company
1,150,000 4.918%,  7/20/2033
b
1,164,989
2,000,000 5.284%,  7/26/2035
b
2,047,560
1,400,000 5.667%,  4/25/2036
b
1,466,532
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.5% - continued
American Homes 4 Rent, LP
$ 1,450,000 2.375%,  7/15/2031 $ 1,294,208
American International Group, Inc.
1,150,000 5.450%,  5/7/2035 1,191,617
Ameriprise Financial, Inc.
4,100,000 5.200%,  4/15/2035 4,172,182
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,324,785
1,500,000 5.898%,  7/10/2034
b,c,d
1,559,743
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,454,109
Apollo Debt Solutions BDC
4,700,000 5.200%,  12/8/2028
c
4,701,612
Ares Capital Corporation
1,200,000 2.875%,  6/15/2027 1,177,886
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 2,015,553
Atlas Warehouse Lending
Company, LP
1,750,000 4.625%,  11/15/2028
c
1,757,783
Aviation Capital Group, LLC
1,875,000 5.125%,  4/10/2030
c
1,905,338
Avolon Holdings Funding, Ltd.
2,400,000 5.750%,  11/15/2029
c
2,493,768
2,700,000 4.900%,  10/10/2030
c
2,715,699
1,250,000 4.700%,  1/30/2031
c
1,243,341
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
927,990
Banco Santander SA
2,200,000 5.294%,  8/18/2027 2,240,269
1,800,000 5.127%,  11/6/2035 1,796,978
Bank of America Corporation
2,030,000 3.194%,  7/23/2030
b
1,963,593
2,100,000 6.250%,  7/26/2030
b,g
2,137,486
2,750,000 2.572%,  10/20/2032
b
2,481,132
3,200,000 4.571%,  4/27/2033
b
3,185,208
1,400,000 5.468%,  1/23/2035
b
1,451,632
5,250,000 5.511%,  1/24/2036
b
5,449,948
6,000,000 2.482%,  9/21/2036
b
5,265,701
Bank of Montreal
2,000,000 6.875%,  11/26/2085
b
2,059,204
2,850,000 5.511%,  6/4/2031 2,988,948
Bank of New York Mellon
Corporation
3,100,000 4.942%,  2/11/2031
b
3,185,668
Bank of Nova Scotia
4,350,000 6.875%,  10/27/2085
b
4,466,615
2,900,000 4.813%,  2/2/2034
b,f
2,903,115
Barclays plc
850,000 9.625%,  12/15/2029
b,g
966,665
1,400,000 5.367%,  2/25/2031
b
1,445,448
1,900,000 2.645%,  6/24/2031
b
1,762,422
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
767,625
1,250,000 7.625%,  2/11/2035
b,c
1,319,053
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,546,848
1,050,000 4.250%,  1/15/2049 873,331
Blackstone Private Credit Fund
1,550,000 4.950%,  9/26/2027 1,557,935

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.5% - continued
Blackstone Reg Finance
Company, LLC
$ 2,900,000 5.000%,  12/6/2034 $ 2,899,257
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,096,449
2,700,000 5.350%,  4/13/2028 2,723,299
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,997,186
900,000 6.600%,  9/15/2029 926,147
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,986,334
2,175,000 6.100%,  3/15/2028
d
2,206,396
BNP Paribas SA
1,950,000 4.792%,  5/9/2029
b,c
1,972,882
2,100,000 5.497%,  5/20/2030
b,c
2,174,132
2,000,000 5.786%,  1/13/2033
b,c
2,100,470
2,050,000 6.875%,  12/15/2033
b,c,g
2,068,556
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,271,767
2,250,000 5.876%,  1/14/2031
b,c
2,348,933
1,350,000 6.508%,  1/18/2035
b,c
1,431,786
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 962,532
Brookfield Asset Management,
Ltd.
900,000 6.077%,  9/15/2055 925,933
Brown & Brown, Inc.
250,000 6.250%,  6/23/2055 258,531
1,450,000 5.250%,  6/23/2032 1,479,118
Capital One Financial Corporation
4,100,000 6.312%,  6/8/2029
b
4,291,681
2,850,000 4.722%,  1/30/2032
b
2,850,850
1,325,000 6.183%,  1/30/2036
b
1,371,817
2,125,000 5.197%,  9/11/2036
b
2,095,400
Capital One NA
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,588,173
Centene Corporation
3,145,000 3.375%,  2/15/2030 2,901,362
Charles Schwab Corporation
1,450,000 4.000%,  12/1/2030
b,g
1,360,303
4,400,000 4.914%,  11/14/2036
b
4,361,015
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
c
262,833
Citigroup, Inc.
2,000,000 4.075%,  4/23/2029
b
2,001,320
2,050,000 5.174%,  2/13/2030
b
2,106,377
2,350,000 6.950%,  2/15/2030
b,g
2,420,801
4,100,000 3.057%,  1/25/2033
b
3,754,123
2,650,000 5.449%,  6/11/2035
b
2,731,547
3,400,000 6.020%,  1/24/2036
b
3,544,513
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,460,267
1,325,000 5.718%,  7/23/2032
b
1,387,753
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,322,123
1,500,000 4.500%,  10/15/2030 1,496,389
Corebridge Financial, Inc.
1,450,000 6.375%,  9/15/2054
b
1,481,401
Corebridge Global Funding
1,950,000 5.200%,  6/24/2029
c
2,004,266
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.5% - continued
$ 3,250,000 4.450%,  10/2/2030
c
$ 3,242,371
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,032,023
Credit Agricole SA
2,700,000 7.125%,  9/23/2035
b,c,g
2,823,133
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,h
552,000
2,350,000 7.250%,  N/A
*,h
564,000
1,300,000 7.500%,  N/A
*,h
312,000
Deutsche Bank AG/New York, NY
2,850,000 5.373%,  1/10/2029
b
2,910,393
1,950,000 4.999%,  9/11/2030
b
1,983,838
2,750,000 5.297%,  5/9/2031
b
2,817,910
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
4,750,000 5.950%,  9/17/2030
c
4,532,544
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,124,884
1,300,000 5.700%,  2/15/2055 1,268,063
1,250,000 6.100%,  10/15/2052 1,285,016
1,500,000 4.750%,  2/15/2033 1,498,998
EPR Properties
1,318,000 4.950%,  4/15/2028 1,330,359
4,600,000 4.750%,  11/15/2030 4,561,985
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055 2,368,396
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,475,199
4,250,000 4.566%,  4/29/2032
b
4,246,186
First Citizens BancShares, Inc./NC
4,350,000 5.600%,  9/5/2035
b
4,354,334
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,777,844
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 816,080
Goldman Sachs Group, Inc.
4,950,000 5.207%,  1/28/2031
b
5,103,927
2,750,000 4.369%,  10/21/2031
b
2,734,315
3,800,000 3.102%,  2/24/2033
b
3,491,794
2,550,000 5.536%,  1/28/2036
b
2,636,113
1,400,000 5.065%,  1/21/2037
b
1,393,997
Healthcare Realty Holdings, LP
3,750,000 2.000%,  3/15/2031 3,297,427
High Street Funding Trust III
1,500,000 5.807%,  2/15/2055
c
1,480,916
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 943,920
1,900,000 4.200%,  4/15/2029 1,872,839
1,350,000 5.350%,  1/15/2033 1,353,990
HSBC Holdings plc
1,650,000 5.133%,  11/6/2036
b
1,647,972
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,861,699
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,295,245
1,000,000 2.000%,  8/15/2031 870,894
3,250,000 4.950%,  1/15/2033 3,243,337
Jane Street Group/JSG Finance,
Inc.
3,850,000 6.750%,  5/1/2033
c
4,004,534

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.5% - continued
JPMorgan Chase & Company
$ 2,300,000 6.875%,  6/1/2029
b,d,g
$ 2,426,403
2,400,000 4.995%,  7/22/2030
b
2,463,403
1,800,000 2.956%,  5/13/2031
b
1,696,429
2,450,000 4.586%,  4/26/2033
b
2,453,644
2,450,000 4.912%,  7/25/2033
b
2,489,319
2,000,000 5.717%,  9/14/2033
b
2,110,481
850,000 5.336%,  1/23/2035
b
875,522
2,900,000 4.946%,  10/22/2035
b
2,912,219
4,450,000 4.810%,  10/22/2036
b
4,386,747
4,500,000 5.193%,  2/5/2037
b,f
4,481,574
KeyCorp
1,650,000 6.401%,  3/6/2035
b
1,787,812
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,425,421
850,000 6.250%,  1/15/2036 878,107
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,514,863
750,000 6.068%,  6/13/2036
b
786,165
LPL Holdings, Inc.
1,400,000 5.150%,  6/15/2030 1,427,893
3,100,000 4.375%,  5/15/2031
c
3,012,412
1,600,000 5.650%,  3/15/2035 1,630,462
Macquarie AirFinance Holdings,
Ltd.
1,650,000 5.200%,  3/27/2028
c
1,675,891
1,075,000 6.400%,  3/26/2029
c
1,129,253
375,000 6.500%,  3/26/2031
c
400,987
Massachusetts Mutual Life
Insurance Company
2,900,000 3.200%,  12/1/2061
c
1,728,953
MetLife, Inc.
1,900,000 6.350%,  3/15/2055
b
1,995,498
Mitsubishi UFJ Financial Group,
Inc.
2,000,000 5.159%,  4/24/2031
b
2,058,585
2,250,000 5.133%,  7/20/2033
b
2,304,083
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
b
1,334,213
1,400,000 1.979%,  9/8/2031
b
1,256,528
Morgan Stanley
2,350,000 5.656%,  4/18/2030
b
2,447,118
2,500,000 5.230%,  1/15/2031
b
2,573,788
2,400,000 3.622%,  4/1/2031
b
2,330,257
3,150,000 5.192%,  4/17/2031
b
3,242,483
1,900,000 1.794%,  2/13/2032
b
1,668,180
2,000,000 2.943%,  1/21/2033
b
1,822,927
950,000 4.889%,  7/20/2033
b
963,475
2,900,000 6.342%,  10/18/2033
b
3,164,279
1,100,000 6.627%,  11/1/2034
b
1,222,537
1,400,000 5.466%,  1/18/2035
b
1,448,237
1,850,000 5.587%,  1/18/2036
b
1,926,009
1,100,000 5.664%,  4/17/2036
b
1,149,157
1,750,000 5.314%,  1/18/2041
b
1,728,551
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,237,940
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,389,520
NatWest Group plc
3,850,000 5.115%,  5/23/2031
b
3,949,414
2,900,000 3.032%,  11/28/2035
b
2,683,864
New York Life Insurance Company
2,200,000 3.750%,  5/15/2050
c
1,638,080
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.5% - continued
Nippon Life Insurance Company
$ 2,000,000 6.500%,  4/30/2055
b,c
$ 2,139,790
Omega Healthcare Investors, Inc.
1,875,000 3.625%,  10/1/2029 1,817,227
Pacific Life Insurance Company
2,200,000 5.950%,  9/15/2055
c
2,221,602
Phillips Edison Grocery Center
Operating Partnership I, LP
2,950,000 5.250%,  8/15/2032 3,019,752
PNC Financial Services Group,
Inc.
2,700,000 5.222%,  1/29/2031
b
2,787,158
3,000,000 5.068%,  1/24/2034
b
3,057,117
1,900,000 6.875%,  10/20/2034
b
2,135,298
1,450,000 5.373%,  7/21/2036
b
1,484,638
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
69,469
4.185%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
65,048
Prudential Financial, Inc.
1,750,000 3.700%,  10/1/2050
b
1,633,283
Regency Centers, LP
1,750,000 3.700%,  6/15/2030 1,712,589
1,000,000 5.250%,  1/15/2034 1,025,972
1,800,000 5.100%,  1/15/2035 1,819,775
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,670,576
1,350,000 5.502%,  9/6/2035
b
1,386,960
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,668,500
900,000 5.500%,  1/11/2031
c
935,849
Royal Bank of Canada
1,900,000 6.750%,  8/24/2085
b
1,964,834
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
980,685
Societe Generale SA
3,850,000 4.450%,  4/12/2030
b,c
3,852,832
3,100,000 5.512%,  5/22/2031
b,c
3,202,042
1,200,000 6.100%,  4/13/2033
b,c
1,269,738
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
968,582
State Street Corporation
3,100,000 4.729%,  2/28/2030 3,173,022
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033 3,089,148
Toronto-Dominion Bank
1,500,000 6.350%,  10/31/2085
b
1,524,394
2,700,000 4.808%,  6/3/2030 2,754,854
1,750,000 5.146%,  9/10/2034
b
1,778,658
Truist Financial Corporation
1,150,000 5.435%,  1/24/2030
b
1,190,172
4,700,000 5.071%,  5/20/2031
b
4,816,267
2,800,000 4.597%,  1/27/2032
b
2,807,138
U.S. Bancorp
900,000 5.384%,  1/23/2030
b
931,476
2,650,000 5.046%,  2/12/2031
b
2,721,016
900,000 5.678%,  1/23/2035
b
943,750
UBS Group AG
250,000 3.091%,  5/14/2032
b,c
232,180
1,750,000 7.000%,  1/8/2036
b,c,g
1,771,532

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.5% - continued
UnitedHealth Group, Inc.
$ 1,300,000 5.875%,  2/15/2053 $ 1,306,259
2,150,000 4.950%,  5/15/2062 1,846,310
760,000 4.750%,  7/15/2045 678,027
1,775,000 4.450%,  12/15/2048 1,476,860
Unum Group
2,650,000 4.046%,  8/15/2041
c
2,187,245
Ventas Realty, LP
1,600,000 5.100%,  7/15/2032 1,646,797
3,200,000 5.000%,  1/15/2035 3,195,651
Wells Fargo & Company
2,500,000 4.970%,  4/23/2029
b
2,547,562
2,150,000 5.198%,  1/23/2030
b
2,213,868
2,550,000 5.244%,  1/24/2031
b
2,634,558
2,450,000 5.150%,  4/23/2031
b
2,522,790
2,700,000 4.897%,  7/25/2033
b
2,734,415
1,900,000 6.491%,  10/23/2034
b
2,090,537
2,200,000 4.892%,  9/15/2036
b
2,175,939
1,950,000 4.960%,  1/23/2037
b
1,934,075
Welltower OP, LLC
1,950,000 5.125%,  7/1/2035 1,980,020
Western Alliance Bank
2,000,000 6.537%,  11/15/2035
b
2,025,290
Total 469,487,814
Foreign Government  0.8%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
c
2,354,050
1,875,000 6.000%,  2/22/2033
c
1,908,750
Equinor ASA
3,250,000 4.750%,  11/14/2035 3,226,209
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,926,533
Total 10,415,542
Mortgage-Backed Securities  2.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,867,759 5.000%,  5/1/2054 9,972,590
5,637,882 5.500%,  5/1/2055 5,778,875
6,172,994 5.500%,  7/1/2053 6,344,883
6,597,581 5.000%,  8/1/2055 6,671,813
Total 28,768,161
Technology  7.0%
Accenture Capital, Inc.
725,000 4.500%,  10/4/2034 713,034
Alphabet, Inc.
4,750,000 5.300%,  5/15/2065 4,439,381
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,145,537
1,750,000 3.950%,  8/8/2052 1,382,784
1,080,000 3.750%,  9/12/2047 852,432
Block, Inc.
850,000 5.625%,  8/15/2030
c
865,167
2,600,000 6.000%,  8/15/2033
c
2,655,855
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,036,713
2,400,000 3.137%,  11/15/2035
c
2,063,859
3,950,000 3.187%,  11/15/2036
c
3,347,524
1,800,000 4.926%,  5/15/2037
c
1,772,579
Principal
Amount Long-Term Fixed Income  98.0% Value
Technology  7.0% - continued
$ 2,750,000 4.900%,  2/15/2038 $ 2,691,647
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,433,399
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,373,201
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,788,712
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,847,395
2,500,000 5.600%,  3/2/2033 2,571,809
2,800,000 5.150%,  8/12/2034 2,768,472
1,350,000 5.250%,  8/11/2035
d
1,340,414
Foundry JV Holdco, LLC
3,100,000 6.150%,  1/25/2032
c
3,300,671
3,700,000 5.900%,  1/25/2033
c
3,880,740
2,500,000 5.875%,  1/25/2034
c
2,584,163
Global Payments, Inc.
1,300,000 5.400%,  8/15/2032 1,319,363
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,944,858
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,119,738
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,280,841
1,950,000 4.550%,  1/15/2035 1,938,052
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029
d
920,940
Micron Technology, Inc.
3,150,000 6.050%,  11/1/2035 3,384,759
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 965,126
Oracle Corporation
1,440,000 3.950%,  3/25/2051 944,135
2,650,000 4.800%,  9/26/2032 2,565,523
2,700,000 6.250%,  11/9/2032 2,818,223
2,350,000 4.000%,  7/15/2046 1,621,423
Paychex, Inc.
2,650,000 5.350%,  4/15/2032 2,739,523
PayPal Holdings, Inc.
2,300,000 5.150%,  6/1/2034 2,348,006
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,283,718
2,700,000 5.100%,  9/15/2035 2,695,907
Synopsys, Inc.
2,200,000 5.000%,  4/1/2032 2,250,943
2,925,000 5.150%,  4/1/2035 2,964,939
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,932,588
VeriSign, Inc.
2,150,000 5.250%,  6/1/2032 2,204,051
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,691,525
Total 89,789,669
Transportation  2.3%
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,394,691
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
106,667 5.500%,  4/20/2026
c
106,743

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Transportation  2.3% - continued
$ 2,000,000 5.750%,  4/20/2029
c
$ 2,020,808
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,357,130
1,800,000 4.050%,  6/15/2048 1,455,712
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,739,166
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,658,333 4.750%,  10/20/2028
c
2,678,433
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,022,200
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,155,153
FedEx Freight Holding Company,
Inc.
2,800,000 5.250%,  3/15/2036
c,f
2,774,382
United Airlines Holdings, Inc.
3,100,000 5.375%,  3/1/2031
f
3,130,786
United Airlines Pass Through Trust
405,236 3.750%,  9/3/2026
d
404,307
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,098,618
3,425,000 4.625%,  4/15/2029
c
3,421,808
United Parcel Service, Inc.
2,600,000 5.950%,  5/14/2055 2,685,552
Total 29,445,489
U.S. Government & Agencies  3.6%
Tennessee Valley Authority
2,750,000 5.250%,  2/1/2055 2,725,172
U.S. Treasury Bonds
9,500,000 4.750%,  8/15/2055 9,290,703
15,000,000 4.625%,  11/15/2055 14,376,563
11,500,000 4.375%,  8/15/2043 10,946,562
3,500,000 5.000%,  5/15/2045 3,576,563
U.S. Treasury Notes
6,000,000 4.250%,  8/15/2035 6,005,625
Total 46,921,188
Utilities  9.1%
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,216,721
Algonquin Power & Utilities
Corporation
3,500,000 4.750%,  1/18/2082
b
3,474,595
American Electric Power
Company, Inc.
2,650,000 6.050%,  3/15/2056
b
2,631,555
1,925,000 7.050%,  12/15/2054
b
2,015,161
1,250,000 5.625%,  3/1/2033
d
1,308,599
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,277,499
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 2,032,669
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,185,049
Calpine Corporation
2,850,000 4.500%,  2/15/2028
c
2,847,505
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
b
1,284,332
Principal
Amount Long-Term Fixed Income  98.0% Value
Utilities  9.1% - continued
$ 2,250,000 6.700%,  5/15/2055
b
$ 2,310,190
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 941,112
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,238,442
2,250,000 4.125%,  5/15/2049 1,790,550
Constellation Energy Generation,
LLC
1,200,000 5.875%,  1/15/2066 1,170,675
1,900,000 5.800%,  3/1/2033 2,016,608
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,510,090
1,000,000 4.350%,  1/15/2027
b,g
992,821
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,898,166
2,600,000 5.200%,  4/1/2030 2,681,901
1,450,000 5.850%,  6/1/2034 1,541,683
Duke Energy Corporation
2,300,000 3.250%,  1/15/2082
b
2,242,647
1,500,000 3.500%,  6/15/2051 1,038,165
2,050,000 5.800%,  6/15/2054 2,025,637
3,000,000 5.000%,  8/15/2052 2,639,558
1,500,000 6.450%,  9/1/2054
b
1,569,350
1,800,000 3.750%,  9/1/2046 1,364,764
Exelon Corporation
1,200,000 4.100%,  3/15/2052 924,458
3,100,000 5.875%,  3/15/2055 3,105,106
FirstEnergy Corporation
2,200,000 4.850%,  7/15/2047 1,946,380
FirstEnergy Transmission, LLC
5,200,000 4.750%,  1/15/2033 5,187,359
1,850,000 5.450%,  7/15/2044
c
1,784,881
Florida Power & Light Company
800,000 5.300%,  6/15/2034 835,054
Georgia Power Company
700,000 5.250%,  3/15/2034 721,695
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 995,881
Kentucky Utilities Company
1,000,000 5.850%,  8/15/2055 1,014,081
MidAmerican Energy Company
4,200,000 5.500%,  11/15/2056 4,100,396
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,175,905
Nevada Power Company
675,000 6.000%,  3/15/2054 691,027
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
2,071,928
1,850,000 5.300%,  3/15/2032 1,921,672
Niagara Mohawk Power
Corporation
2,450,000 5.996%,  7/3/2055
c
2,469,430
NiSource, Inc.
2,900,000 5.850%,  4/1/2055 2,883,803
1,750,000 5.750%,  7/15/2056
b
1,759,981
950,000 5.200%,  7/1/2029 979,817
1,000,000 5.350%,  7/15/2035 1,020,098
1,080,000 4.375%,  5/15/2047 895,372
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,186,412

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Utilities  9.1% - continued
Pacific Gas and Electric Company
$ 3,200,000 4.550%,  7/1/2030 $ 3,191,187
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,159,206
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 996,783
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,800,174
1,650,000 5.400%,  3/15/2035 1,695,955
Sempra
3,250,000 6.400%,  10/1/2054
b
3,287,752
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,617,745
Southern Company
2,000,000 5.700%,  10/15/2032 2,118,980
1,350,000 3.750%,  9/15/2051
b
1,339,611
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,451,707
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 968,010
1,800,000 5.000%,  1/15/2034 1,821,189
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
c
1,563,937
3,500,000 4.375%,  5/1/2029
c
3,456,185
1,250,000 4.700%,  1/31/2031
c
1,248,249
Xcel Energy, Inc.
1,900,000 5.600%,  4/15/2035 1,962,323
Total 116,595,773
Total Long-Term Fixed Income
(cost $1,273,317,268) 1,261,724,038
Shares
Collateral Held for Securities
Loaned 1.2% Value
15,468,232 Thrivent Cash Management Trust 15,468,232
Total Collateral Held for
Securities Loaned
(cost $15,468,232) 15,468,232
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% 4,483,200
Total 4,483,200
Total Preferred Stock
(cost $3,133,200) 4,483,200
Shares or
Principal
Amount Short-Term Investments 1.8% Value
Federal Home Loan Bank Discount
Notes
200,000 3.590%, 4/17/2026
i,j
198,467
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 3.560%, 3/12/2026
i,j
199,182
Shares or
Principal
Amount Short-Term Investments  1.8% Value
Federal National Mortgage
Association Discount Notes
500,000 3.605%, 3/2/2026
i,j
$ 498,454
State Street Institutional U.S.
Government Money Market
Fund
22,112,010 3.650%
i
22,112,010
Total Short-Term Investments
(cost $23,008,201) 23,008,113
Total Investments (cost
$1,314,926,901) 101.3% $1,304,683,583
Other Assets and Liabilities, Net
(1.3%) (16,944,634)
Total Net Assets 100.0% $1,287,738,949

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $276,105,667 or
21.4% of total net assets.
d All or a portion of the security is on loan.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of January 30, 2026 was $1,428,000 or 0.11% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 14,994,203
Total lending $14,994,203
Gross amount payable upon return of
collateral for securities loaned $15,468,232
Net amounts due to counterparty $474,029
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,564 – 22,564 –
Basic Materials 19,592,306 – 19,592,306 –
Capital Goods 68,424,814 – 68,424,814 –
Collateralized Mortgage Obligations 15,378,568 – 15,378,568 –
Commercial Mortgage-Backed Securities 5,904,471 – 5,904,471 –
Communications Services 74,534,552 – 74,534,552 –
Consumer Cyclical 73,940,931 – 73,940,931 –
Consumer Non-Cyclical 126,070,909 – 126,070,909 –
Energy 86,431,287 – 86,431,287 –
Financials 469,487,814 – 469,487,814 –
Foreign Government 10,415,542 – 10,415,542 –
Mortgage-Backed Securities 28,768,161 – 28,768,161 –
Technology 89,789,669 – 89,789,669 –
Transportation 29,445,489 – 29,445,489 –
U.S. Government & Agencies 46,921,188 – 46,921,188 –
Utilities 116,595,773 – 116,595,773 –
Preferred Stock
Capital Goods 4,483,200 4,483,200 – –
Short-Term Investments 23,008,113 22,112,010 896,103 –
Subtotal Investments in Securities $1,289,215,351 $26,595,210 $1,262,620,141 $–
Other Investments  * Total
Collateral Held for Securities Loaned 15,468,232
Subtotal Other Investments $15,468,232
Total Investments at Value $1,304,683,583
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,886 24,886 – –
Total Asset Derivatives $24,886 $24,886 $– $–
Liability Derivatives
Futures Contracts 294,073 294,073 – –
Total Liability Derivatives $294,073 $294,073 $– $–
The following table presents Income Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $896,103 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 120 March 2026 $ 13,165,619 ( $ 94,056)
CBOT U.S. Long Bond 40 March 2026 4,580,114 24,886
Ultra 10-Yr. U.S. Treasury Note 120 March 2026 13,898,767 (200,017)
Total Futures Long Contracts $ 31,644,500 ( $ 269,187)
Total Futures Contracts $ 31,644,500 ($269,187)

Income Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $11,617 $48,319 $44,468 $15,468 15,468 1.2%
Total Collateral Held for Securities Loaned 11,617 15,468 1.2
Total Value $11,617 $15,468
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $9
Total Affiliated Income from Securities Loaned, Net $9
Total $– $– $–

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 89.1% Value
Australia  5.6%
9,849 AGL Energy, Ltd. $ 61,966
6,250 Ampol, Ltd. 125,567
6,865 Ansell, Ltd. 155,644
81,146 ANZ Group Holdings, Ltd. 2,064,382
196,724 Aurizon Holdings, Ltd. 503,215
4,112 Bank of Queensland, Ltd. 19,367
6,114 Bendigo and Adelaide Bank, Ltd. 46,557
349,104 BHP Group, Ltd. 12,023,963
6,843 BlueScope Steel, Ltd. 142,821
196,790 Brambles, Ltd. 3,054,713
19,101 Challenger, Ltd. 121,663
21,452 Champion Iron, Ltd. 86,643
41,384 Charter Hall Retail REIT 112,694
15,649 Charter Hall Social Infrastructure
REIT 31,631
6,441 Codan, Ltd. 169,603
52,654 Commonwealth Bank of Australia 5,450,785
12,871 Computershare, Ltd. 292,308
13,002 Credit Corp Group, Ltd. 127,713
46,937 Dexus Industria REIT 83,736
400,527 DEXUS Property Group 1,868,566
6,534 Dicker Data, Ltd. 45,558
51,424 Downer EDI, Ltd. 286,772
226,051 Dyno Nobel, Ltd. 550,545
12,630 Evolution Mining, Ltd. 121,289
602,526 GPT Group 2,213,687
7,452 Greatland Resources, Ltd.
a
61,214
15,328 Harvey Norman Holdings, Ltd. 68,880
30,237 Helia Group, Ltd. 122,265
112,416 HomeCo Daily Needs REIT 100,871
186,066 Insurance Australia Group, Ltd. 980,966
27,701 IPH, Ltd. 71,879
15,553 JB Hi-Fi, Ltd. 876,264
51,476 Liontown, Ltd.
a
65,350
7,431 Mineral Resources, Ltd.
a
292,301
81,915 National Australia Bank, Ltd. 2,460,678
5,941 Netwealth Group, Ltd. 100,663
20,832 New Hope Corporation, Ltd. 65,323
90,245 Nickel Industries, Ltd. 57,131
88,891 NRW Holdings, Ltd. 320,738
225,951 Orica, Ltd. 4,025,137
219,110 Perenti, Ltd. 421,811
73,969 Perseus Mining, Ltd. 284,891
45,049 PLS Group, Ltd.
a
132,182
349,473 QBE Insurance Group, Ltd. 4,789,796
3,144 Ramsay Health Care, Ltd. 79,310
83,400 Region Group 133,769
70,122 Regis Resources, Ltd. 365,493
85,669 Resolute Mining, Ltd.
a
76,744
49,662 Rio Tinto, Ltd. 5,174,024
4,809 Sandfire Resources, Ltd.
a
65,253
13,178 SmartGroup Corporation, Ltd. 77,285
14,536 South32, Ltd. 46,048
24,829 SRG Global, Ltd. 52,066
84,232 Stanmore Resources, Ltd. 176,325
58,240 Steadfast Group, Ltd. 210,916
146,285 Tabcorp Holdings, Ltd. 89,801
54,314 Technology One, Ltd. 948,257
597,972 Telstra Corporation, Ltd. 2,031,486
6,912 Treasury Wine Estates, Ltd. 25,757
30,286 Vault Minerals, Ltd.
a
115,897
108,863 Ventia Services Group, Pty. Ltd. 435,992
35,489 Virgin Australia Holdings, Ltd.
a
77,351
134,232 Waypoint REIT, Ltd. 228,805
8,732 Westgold Resources, Ltd. 41,666
Shares Common Stock  89.1% Value
Australia  5.6%  - continued
92,256 Westpac Banking Corporation $ 2,478,835
9,887 Worley, Ltd. 91,964
Total 58,082,772
Austria  0.1%
13,709 ams OSRAM AG
a
142,639
982 BAWAG Group AG
b
159,748
1,093 Erste Group Bank AG 142,100
3,091 Porr AG 127,127
10,724 Voestalpine AG 509,236
5,096 Wienerberger AG 168,447
Total 1,249,297
Belgium  0.5%
7,396 Ackermans & van Haaren NV 2,188,249
1,090 Aedifica SA 95,984
34,033 Anheuser-Busch InBev SA/NV 2,449,807
3,669 Barco NV 50,368
4,055 Bekaert SA 198,926
237 Deme Group NV 47,243
415 Montea NV 35,151
15,036 Umicore SA 357,442
Total 5,423,170
Bermuda  0.3%
13,312 Aegon, Ltd. 104,559
25,000 BOE Varitronix, Ltd. 15,536
869 Credicorp, Ltd. 310,086
28,800 Jardine Matheson Holdings, Ltd. 2,098,884
12,000 Johnson Electric Holdings, Ltd. 41,334
12,160 Odfjell Drilling, Ltd. 121,034
67,000 PAX Global Technology, Ltd. 42,282
51,500 Yue Yuen Industrial Holdings, Ltd. 114,860
Total 2,848,575
Brazil  0.4%
24,300 Allos SA 142,769
13,100 Alupar Investimento SA 84,508
37,100 Ambev SA 104,615
5,539 Axia Energia ADR 57,162
13,400 Banco ABC Brasil SA 68,442
60,617 Banco Bradesco SA ADR 245,499
35,300 Banco do Brasil SA 168,560
77,200 Banco do Estado do Rio Grande
do Sul SA 263,604
325,050 Cogna Educacao SA 281,645
2,538 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 68,171
6,900 Companhia de Saneamento de
Minas Gerais COPASA MG 66,827
931 Companhia Paranaense de Energia
- COPEL ADR 9,440
24,700 CPFL Energia SA 240,066
20,158 Cury Construtora e Incorporadora
SA 132,491
5,100 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 28,937
46,300 Direcional Engenharia SA 123,167
43,100 EcoRodovias Infraestrutura e
Logistica SA 96,474
1,178 Embraer SA ADR 86,536
13,700 Energisa SA 132,347
16,300 Equatorial SA 126,553
77,116 Itau Unibanco Holding SA ADR 662,426

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
Brazil  0.4%  - continued
4,100 M. Dias Branco SA $ 19,282
63,198 Metalurgica Gerdau SA 118,044
18,415 Petroleo Brasileiro SA - Petrobras
ADR 282,486
17,800 TIM SA/Brazil 82,696
15,100 Transmissora Alianca de Energia
Eletrica SA 120,192
31,737 Vale SA ADR 510,014
Total 4,322,953
Canada  <0.1%
12,800 China Gold International Resources
Corporation, Ltd. 324,108
Total 324,108
Cayman Islands  1.7%
108,500 3SBio, Inc.
b
323,527
140,388 Alibaba Group Holding, Ltd. 2,986,556
130,500 China Hongqiao Group, Ltd. 596,864
27,000 China Resources Land, Ltd. 105,737
231,000 Consun Pharmaceutical Group,
Ltd. 534,082
603 Futu Holdings, Ltd. ADR
a
98,030
101,000 Geely Automobile Holdings, Ltd. 207,908
3,888 Hello Group, Inc. ADR 26,516
1,889 JOYY, Inc. ADR 121,557
94,000 Kingboard Holdings, Ltd. 380,922
18,200 Kuaishou Technology
b
185,952
14,329 Meituan
a,b
177,142
29,500 NetDragon Websoft Holdings, Ltd. 37,942
6,892 NetEase, Inc. ADR 887,896
54,000 Newborn Town, Inc.
a
79,408
115,000 Nexteer Automotive Group, Ltd. 98,107
15,173 NU Holdings, Ltd./Cayman Islands
a
269,321
5,101 PDD Holdings, Inc. ADR
a
515,456
44,000 Q Technology Group Company,
Ltd. 52,484
673,000 Shui On Land, Ltd. 59,451
65,390 Tencent Holdings, Ltd. 5,025,994
1,506 Tencent Music Entertainment Group
ADR 25,271
140,000 VSTECS Holdings, Ltd. 138,518
3,274,500 WH Group, Ltd.
b
3,864,224
46,500 WuXi Biologics (Cayman), Inc.
a,b
220,054
72,800 Xiaomi Corporation
a,b
329,534
Total 17,348,453
Chile  <0.1%
2,533 Banco de Chile ADR 110,515
1,719 Banco de Credito e Inversiones SA 127,854
3,578 Banco Santander Chile SA ADR 126,017
371,452 Colbun SA 61,552
1,103,903 Latam Airlines Group SA 35,820
Total 461,758
China  1.3%
182,000 Agricultural Bank of China, Ltd.,
Class H 127,239
31,200 Aluminum Corporation of China,
Ltd., Class A 62,692
148,000 Aluminum Corporation of China,
Ltd., Class H 258,418
14,000 Anhui Expressway Company, Ltd. 24,928
9,500 Avary Holding Shenzhen Company,
Ltd. 77,952
Shares Common Stock  89.1% Value
China  1.3%  - continued
521,000 BAIC Motor Corporation, Ltd.
a,b
$ 123,307
98,200 Baoshan Iron & Steel Company,
Ltd. 102,774
16,100 Beijing Yanjing Brewery Company,
Ltd. 28,068
2,000 BYD Company, Ltd., Class H 24,934
3,700 Chaozhou Three-Circle Group
Company, Ltd. 26,411
227,000 China CITIC Bank Corporation, Ltd. 211,426
870,000 China Construction Bank
Corporation, Class H 878,465
33,900 China International Capital
Corporation, Ltd., Class A 168,456
164,000 China International Capital
Corporation, Ltd., Class H
b
444,470
28,599 China Life Insurance Company,
Ltd., Class A 204,435
163,000 China Life Insurance Company,
Ltd., Class H 725,389
42,400 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 64,471
321,500 China Minsheng Banking
Corporation, Ltd. 159,970
98,000 China National Building Material
Company, Ltd. 70,491
67,900 China National Chemical
Engineering Company, Ltd. 86,945
27,700 China Pacific Insurance (Group)
Company, Ltd., Class A 181,465
156,600 China Pacific Insurance (Group)
Company, Ltd., Class H 788,769
22,400 CITIC Securities Company, Ltd.,
Class A 90,445
61,500 CITIC Securities Company, Ltd.,
Class H 230,151
27,400 CMOC Group, Ltd., Class A 94,490
132,000 CMOC Group, Ltd., Class H 370,995
1,200 Contemporary Amperex
Technology Company, Ltd. 60,548
34,200 COSCO SHIPPING Holdings
Company, Ltd., Class A 70,841
163,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 287,263
71,000 Datang International Power
Generation Company, Ltd. 38,601
56,600 Flat Glass Group Company, Ltd.
a
131,232
71,400 Focus Media Information
Technology Company, Ltd. 73,988
5,500 Foxconn Industrial Internet
Company, Ltd. 45,437
2,600 Fuyao Glass Industry Group
Company, Ltd., Class A 23,094
53,300 GD Power Development Company,
Ltd. 35,515
7,000 Goldwind Science & Technology
Company, Ltd. 26,275
11,100 Great Wall Motor Company, Ltd.,
Class A 33,042
4,600 Gree Electric Appliances, Inc. of
Zhuhai 25,630
11,400 Haier Smart Home Company, Ltd.,
Class A 41,194
27,000 Hangzhou First Applied Material
Company, Ltd. 66,099
28,000 Harbin Electric Company, Ltd. 71,125

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
China  1.3%  - continued
25,200 Huadian Power International
Corporation, Ltd. $ 17,765
32,800 Huaneng Power International, Inc.,
Class A 33,307
210,000 Huaneng Power International, Inc.,
Class H 153,112
51,500 HUAYU Automotive Systems
Company, Ltd. 142,531
677,000 Industrial and Commercial Bank of
China, Ltd., Class H 561,569
20,300 Jinduicheng Molybdenum
Company, Ltd. 59,423
16,100 Kingnet Network Company, Ltd. 57,650
300 Kweichow Moutai Company, Ltd. 60,477
16,000 Lenovo Group, Ltd. 18,028
7,600 Luxshare Precision Industry
Company, Ltd. 56,359
4,700 Midea Group Company, Ltd. 52,493
15,200 New China Life Insurance
Company, Ltd., Class A 181,928
55,400 New China Life Insurance
Company, Ltd., Class H 450,481
45,500 People's Insurance Company
(Group) of China, Ltd., Class A 60,277
663,000 People's Insurance Company
(Group) of China, Ltd., Class H 576,499
78,300 PetroChina Company, Ltd., Class A 124,347
376,000 PetroChina Company, Ltd., Class H 446,673
38,000 PICC Property and Casualty
Company, Ltd. 78,668
11,300 Ping An Insurance (Group)
Company of China, Ltd., Class A 108,467
91,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 844,057
35,400 SAIC Motor Corporation, Ltd. 71,975
16,900 Sany Heavy Industry Company,
Ltd. 53,316
84,600 SDIC Capital Company, Ltd. 93,596
4,600 Shandong Gold Mining Company,
Ltd. 34,293
52,900 Shandong Nanshan Aluminum
Company, Ltd. 55,477
48,800 Shandong Weigao Group Medical
Polymer Company, Ltd. 31,245
19,400 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 48,290
39,300 Sichuan Road and Bridge Group
Company, Ltd. 54,919
15,600 Sinopharm Group Company, Ltd. 41,625
87,000 Tong Ren Tang Technologies
Company, Ltd. 47,892
7,700 TongFu Microelectronics Company,
Ltd. 57,902
10,208 Vipshop Holdings, Ltd. ADR 174,659
22,400 Weichai Power Company, Ltd.,
Class A 76,512
4,300 WuXi AppTec Company, Ltd., Class
A 58,933
41,500 WuXi AppTec Company, Ltd., Class
H
b
590,547
21,000 Xinhua Winshare Publishing and
Media Company, Ltd. 29,414
9,900 Zhejiang Chint Electrics Company,
Ltd. 41,637
60,900 Zhejiang Dahua Technology
Company, Ltd. 166,015
Shares Common Stock  89.1% Value
China  1.3%  - continued
12,000 Zhejiang Expressway Company,
Ltd. $ 11,321
35,500 Zhejiang Longsheng Group
Company, Ltd. 77,768
18,700 Zhejiang NHU Company, Ltd. 75,029
70,700 Zhejiang Zheneng Electric Power
Company, Ltd. 50,340
4,465 Zhuzhou CRRC Times Electric
Company, Ltd. 36,711
112,000 Zijin Mining Group Company, Ltd. 583,970
Total 13,304,937
Colombia  0.1%
5,597 Grupo Cibest SA 125,660
4,489 Grupo Cibest SA ADR 366,527
Total 492,187
Cyprus  <–%
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
1,532 CEZ AS 88,090
2,813 Komercni Banka AS 170,460
12,627 Moneta Money Bank AS
b
126,729
39 Philip Morris CR 38,272
Total 423,551
Denmark  1.0%
3,949 ALK-Abello AS
a
130,490
439 Carlsberg AS 59,682
1,925 ChemoMetec AS 186,047
2,103 FLSmidth & Company AS 180,266
6,630 Genmab AS
a
2,159,958
15,145 H Lundbeck AS, Class B 101,538
43,215 ISS AS 1,638,916
1,662 NKT AS
a
217,367
89,270 Novo Nordisk AS 5,300,785
1,787 Per Aarsleff Holding AS 254,831
967 Royal Unibrew AS 91,106
9,863 Scandinavian Tobacco Group AS
b
153,391
1,010 Zealand Pharma AS
a
67,546
Total 10,541,923
Egypt  <0.1%
19,602 Commercial International Bank
Egypt SAE GDR 51,921
Total 51,921
Finland  0.8%
163,519 Fortum Oyj 3,862,718
3,535 Huhtamaki Oyj 124,060
2,362 Kalmar Oyj 120,764
3,944 Kemira Oyj 92,767
7,908 Kojamo Oyj
a
89,332
8,488 Konecranes Oyj 999,569
101,422 Nordea Bank Abp 1,959,521
44,031 Sampo Oyj 491,049
16,840 Wartsila Corporation 682,697
Total 8,422,477
France  6.1%
5,710 Air France-KLM
a
73,249
20,670 Air Liquide SA 3,870,727

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
France  6.1%  - continued
220,938 AXA SA $ 10,074,615
108,485 BNP Paribas SA 11,730,798
33,548 Canal+ SA 145,056
1,486 Compagnie des Alpes 45,752
213,930 Credit Agricole SA 4,632,975
203 Eiffage SA 30,106
137,696 Engie SA 4,111,125
760 EssilorLuxottica SA 232,330
28,369 FORVIA SE
a
463,194
403 Gaztransport Et Technigaz SA 86,826
2,240 Ipsen SA 365,939
10,966 Ipsos SA 465,220
40,312 Legrand SA 6,436,154
5,440 LVMH Moet Hennessy Louis Vuitton
SE 3,511,013
10,712 Mercialys SA 134,779
1,227 Mersen SA 37,517
1,181 Nexans SA 186,023
35,206 Safran SA 12,578,842
5,592 SCOR SE 182,228
2,834 SPIE SA 155,286
3,867 Technip Energies NV 151,546
14,453 Valeo SE 201,857
538 Vicat SA 49,852
21,713 Vinci SA 3,122,008
2,432 Wendel SA 234,952
35,248 Worldline SA
a,b
59,706
Total 63,369,675
Germany  7.0%
32,840 Allianz SE 14,460,226
1,884 Aumovio SE
a
90,403
6,567 Commerzbank AG 269,935
8,221 Deutsche Bank AG 324,411
5,927 Deutsche Boerse AG 1,500,872
1,603 Deutsche Lufthansa AG 16,513
264,735 Deutsche Telekom AG 8,884,082
105,621 DHL Group 5,907,244
2,685 Duerr AG 71,565
33,918 E.ON SE 719,398
2,604 Eckert & Ziegler SE 46,102
529 Elmos Semiconductor SE 71,989
1,259 Freenet AG 45,462
39,623 Fresenius Medical Care AG 1,783,794
18,125 Fresenius SE & Company KGaA 1,013,876
372 FUCHS SE 16,081
15,212 GEA Group AG 1,087,705
21,343 Heidelberg Materials AG 5,845,243
25,437 HelloFresh SE
a
167,081
2,790 HOCHTIEF AG 1,169,976
1,250 Hornbach Holding AG & Company
KGaA 119,444
2,405 Hugo Boss AG 99,720
2,770 Jenoptik AG 87,420
1,470 Jungheinrich AG 63,261
7,629 KION Group AG 538,875
1,813 Krones AG 291,749
1,670 LEG Immobilien SE 120,754
375 MBB SE 96,692
39,258 Mercedes-Benz Group AG 2,683,067
11,156 Muenchener Rueckversicherungs-
Gesellschaft AG 6,761,412
1,301 Nagarro SE 109,340
5,809 SAF-Holland SE 116,780
39,478 SAP SE 7,886,484
Shares Common Stock  89.1% Value
Germany  7.0%  - continued
2,236 Scout24 SE
b
$ 222,620
12,222 Siemens AG 3,695,093
32,906 Siemens Energy AG
a
5,606,545
1,427 SMA Solar Technology AG
a
62,079
3,102 Stabilus SE 71,212
1,131 Talanx AG 142,654
6,645 ThyssenKrupp AG 88,583
20,525 TUI AG
a
218,839
4,619 United Internet AG 150,270
Total 72,724,851
Greece  0.1%
2,367 Aegean Airlines SA 41,974
4,696 Alpha Bank SA 22,479
52,387 Eurobank SA 256,015
9,945 HELLENiQ ENERGY Holdings SA 106,920
1,589 Motor Oil (Hellas) Corinth Refineries
SA 63,978
19,372 National Bank of Greece SA 342,003
10,024 Piraeus Bank SA 101,116
Total 934,485
Guernsey  <0.1%
11,197 Foresight Group Holdings, Ltd. 64,901
Total 64,901
Hong Kong  1.2%
140,000 China Nonferrous Mining
Corporation, Ltd. 277,489
67,000 China Overseas Grand Oceans
Group, Ltd. 22,671
107,200 China Taiping Insurance Holdings
Company, Ltd. 351,276
41,000 Chow Sang Sang Holdings
International, Ltd. 76,763
931,500 CK Hutchison Holdings, Ltd. 7,510,970
210,000 Genertec Universal Medical Group
Company, Ltd.
b
165,034
168,000 Guangdong Investment, Ltd. 158,834
153,000 Hysan Development Company, Ltd. 420,196
6,800 Jiaxin International Resources
Investment, Ltd.
a
70,071
139,000 New World Development Company,
Ltd.
a
202,240
5,000 Simcere Pharmaceutical Group,
Ltd.
b
7,486
153,500 Sun Hung Kai Properties, Ltd. 2,465,040
15,900 VTech Holdings, Ltd. 123,821
30,000 Weichai Power Company, Ltd.,
Class H 101,689
Total 11,953,580
Hungary  0.1%
28,138 MOL Hungarian Oil & Gas plc 343,648
3,881 OTP Bank Nyrt 488,354
Total 832,002
India  1.4%
6,316 Aditya Birla Sun Life Asset
Management Company, Ltd. 52,212
478 AIA Engineering, Ltd. 20,749
704 Anand Rathi Wealth, Ltd. 22,102
2,138 Asian Paints, Ltd. 56,457
2,852 Avanti Feeds, Ltd. 24,750
13,171 Axis Bank, Ltd. 196,503

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
India  1.4%  - continued
11,237 Bajaj Finserv, Ltd. $ 238,796
151,743 Bharat Petroleum Corporation, Ltd. 601,593
44,305 Bharti Airtel, Ltd. 950,208
4,107 Britannia Industries, Ltd. 261,656
76,172 Canara Bank 122,256
3,291 Ceat, Ltd. 134,723
49,166 Chambal Fertilisers and Chemicals,
Ltd. 236,046
19,704 Cipla, Ltd. 283,973
2,393 Coromandel International, Ltd. 59,467
4,312 Cummins India, Ltd. 192,968
3,396 Eicher Motors, Ltd. 263,194
97,614 GAIL India, Ltd. 177,820
6,015 Great Eastern Shipping Company,
Ltd. 78,710
4,863 HCL Technologies, Ltd. 89,735
18,372 HDFC Asset Management
Company, Ltd.
b
503,032
99,695 HDFC Bank, Ltd. 1,008,043
18,672 HDFC Life Insurance Company,
Ltd.
b
148,511
5,203 Hero MotoCorp, Ltd. 313,389
70,909 Hindalco Industries, Ltd. 738,114
110,915 Hindustan Petroleum Corporation,
Ltd. 514,821
19,754 ICICI Bank, Ltd. ADR 578,595
4,178 ICICI Lombard General Insurance
Company, Ltd. 82,448
142,004 Indian Oil Corporation, Ltd. 252,188
22,549 Infosys, Ltd. ADR 396,411
3,568 JB Chemicals & Pharmaceuticals,
Ltd. 72,595
25,610 JSW Steel, Ltd. 336,634
3,815 Kajaria Ceramics, Ltd. 37,484
15,120 Kotak Mahindra Bank, Ltd. 67,103
4,534 Larsen & Toubro, Ltd. 193,998
1,829 LTIMindtree, Ltd.
b
118,904
7,517 Lupin, Ltd. 176,154
5,458 Mahindra & Mahindra, Ltd. 203,800
3,781 Maruti Suzuki India, Ltd. 600,681
166 MRF, Ltd. 238,666
65,956 National Aluminium Company, Ltd. 274,829
3,548 Nava, Ltd. 21,792
8,418 NLC India, Ltd. 23,744
151,959 NMDC, Ltd. 133,860
17,820 NTPC, Ltd. 69,045
19,289 Oil & Natural Gas Corporation, Ltd. 56,548
13,949 Paradeep Phosphates, Ltd.
b
21,101
1,760 Persistent Systems, Ltd. 115,725
2,948 Pidilite Industries, Ltd. 45,879
2,562 Polycab India, Ltd. 195,841
72,270 Reliance Industries, Ltd. 1,098,138
13,697 SBI Life Insurance Company, Ltd.
b
297,944
9,750 Shipping Corporation of India, Ltd. 23,921
16,460 State Bank of India 192,922
7,188 Tata Consultancy Services, Ltd. 244,450
257,283 Tata Steel, Ltd. 537,042
6,559 Tech Mahindra, Ltd. 124,451
20,114 Vedanta, Ltd. 148,759
10,672 Wipro, Ltd. ADR 26,894
Total 14,298,374
Indonesia  <0.1%
196,300 Astra International Tbk PT 74,431
Shares Common Stock  89.1% Value
Indonesia  <0.1%  - continued
429,800 Perusahaan Gas Negara (Persero)
Tbk PT $ 54,410
142,400 PT Telkom Indonesia (Persero) Tbk 30,440
Total 159,281
Ireland  0.4%
41,163 Bank of Ireland Group plc 836,331
85,378 Ryanair Holdings plc 2,897,683
Total 3,734,014
Isle of Man  <0.1%
12,285 Entain plc 101,919
Total 101,919
Israel  1.2%
3,547 Airport City, Ltd.
a
65,984
74,162 Bank Hapoalim BM 1,833,391
82,047 Bank Leumi Le-Israel BM 1,972,355
314,657 Bezeq Israel Telecommunication
Corporation, Ltd. 808,097
458 Blue Square Real Estate, Ltd. 66,833
25,142 Check Point Software Technologies,
Ltd.
a
4,513,240
1,653 Clal Insurance Enterprises
Holdings, Ltd. 120,218
1,224 Delek Group, Ltd. 344,456
880 Equital, Ltd.
a
41,187
597 FIBI Holdings, Ltd. 53,128
1,116 First International Bank of Israel,
Ltd. 94,750
2,688 Fiverr International, Ltd.
a
45,024
964 Formula Systems 1985, Ltd. 153,849
21,758 G City, Ltd. 67,007
681 Hilan, Ltd. 54,336
3,226 InMode, Ltd.
a
50,680
680 Israel Corporation, Ltd. 203,245
209 Isras Holdings, Ltd.
a
29,749
6,397 Ituran Location and Control, Ltd. 285,498
2,123 Matrix IT, Ltd. 95,290
1,685 Meitav Investment House, Ltd. 65,617
657 Mizrahi Tefahot Bank, Ltd. 51,397
356 NICE, Ltd.
a
37,656
5,881 One Software Technologies, Ltd. 169,060
19,418 Plus500, Ltd. 1,117,725
18,835 Riskified, Ltd.
a
80,237
7,086 Shufersal, Ltd. 91,516
1,746 Teva Pharmaceutical Industries,
Ltd. ADR
a
59,504
777 Tower Semiconductor, Ltd.
a
102,598
Total 12,673,627
Italy  4.0%
13,482 ACEA SPA 375,776
4,505 Azimut Holding SPA 190,310
5,351 Banca IFIS SPA 174,252
19,607 Buzzi SPA 1,116,065
34,413 CIR SPA-Compagnie Industriali
a
28,524
2,982 Credito Emiliano SPA 54,848
707,616 Enel SPA 7,818,164
111,165 Eni SPA 2,272,123
168,393 Generali 6,868,844
246,608 Italgas SPA 2,962,803
48,396 Lottomatica Group SPA 1,190,455
12,965 MAIRE SPA 226,530
73,938 OVS SPA
b
417,924

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
Italy  4.0%  - continued
91,390 Pirelli & C. SPA
b
$ 688,189
1,843 Reply SPA 241,624
4,440 Technogym SPA
b
92,720
154,786 UniCredit SPA 13,489,033
166,905 Unipol Assicurazioni SPA 3,717,283
8,779 Webuild SPA 36,362
Total 41,961,829
Japan  18.6%
1,900 ADEKA Corporation 56,476
45,100 Advantest Corporation 7,458,935
140 AEON REIT Investment Corporation 121,170
4,700 Ain Holdings, Inc. 196,271
1,600 Air Water, Inc. 24,287
8,600 Aisin Corporation 154,069
9,800 Alfresa Holdings Corporation 157,828
1,800 Alps Alpine Company, Ltd. 23,576
9,600 ALSOK Company, Ltd. 74,370
191,100 Amada Company, Ltd. 2,448,117
1,600 Amano Corporation 40,607
1,900 and ST HD Company, Ltd. 34,194
4,400 Anycolor, Inc. 125,605
16,000 Arcs Company, Ltd. 359,460
12,400 Argo Graphics, Inc. 115,487
3,600 Artience Company, Ltd. 86,307
6,900 Asics Corporation 166,101
17,300 Astellas Pharma, Inc. 240,641
16,600 Bandai Namco Holdings, Inc. 430,749
5,300 BayCurrent, Inc. 186,747
13,200 BIPROGY, Inc. 438,364
24,200 Bridgestone Corporation 544,845
37,400 Brother Industries, Ltd. 762,496
21,300 Canon, Inc. 648,348
4,400 Chudenko Corporation 125,502
46,600 Chugai Pharmaceutical Company,
Ltd. 2,661,826
6,100 COMSYS Holdings Corporation 190,588
29,400 Cosmo Energy Holdings Company,
Ltd. 881,622
4,100 Cover Corporation
a
43,141
39 CRE Logistics REIT, Inc. 42,013
88,400 Dai Nippon Printing Company, Ltd. 1,586,091
490,400 Dai-ichi Mutual Life Insurance
Company, Ltd. 4,312,648
157 Daiwa House REIT Investment
Corporation 136,799
310,000 Daiwa Securities Group, Inc. 3,020,761
3,800 Daiwabo Holdings Company, Ltd. 74,730
23,300 Denso Corporation 323,282
600 DISCO Corporation 255,750
8,500 Doshisha Company, Ltd. 177,693
4,700 Doutor Nichires Holdings
Company, Ltd. 85,642
37,000 DTS Corporation 301,420
1,500 Eagle Industry Company, Ltd. 30,044
2,000 EIZO Corporation 28,004
81,000 Eneos Holdings, Inc. 684,605
4,600 Exedy Corporation 169,513
11,400 F.C.C. Company, Ltd. 277,540
12,900 FANUC Corporation 517,994
5,000 Fast Retailing Company, Ltd. 1,907,665
2,600 Ferrotec Corporation 99,407
7,000 Financial Partners Group Company,
Ltd. 91,962
42,500 FUJIFILM Holdings NPV 848,949
Shares Common Stock  89.1% Value
Japan  18.6%  - continued
36,600 Fujitsu, Ltd. $ 1,016,960
4,500 Fuyo General Lease Company, Ltd. 126,549
44 Global One Real Estate Investment
Corporation 38,822
4,800 Glory, Ltd. 125,030
2,900 GMO Payment Gateway, Inc. 167,492
27,800 Hachijuni Nagano Bank, Ltd. 347,316
4,100 Hanwa Company, Ltd. 208,502
21,800 Haseko Corporation 446,821
2,100 Hazama Ando Corporation 27,156
35,300 Heiwa Corporation 462,401
127,800 Hitachi, Ltd. 4,434,677
431,000 Honda Motor Company, Ltd. 4,334,799
4,500 Hosiden Corporation 74,966
25,000 Hoya Corporation 4,193,897
10,100 Hyakugo Bank, Ltd. 91,852
3,500 Hyakujushi Bank, Ltd. 189,256
99,400 Inaba Denki Sangyo Company, Ltd. 1,655,632
3,700 Inabata & Company, Ltd. 93,649
2,200 INFRONEER Holdings, Inc. 32,951
38,500 Inpex Corporation 862,563
1,700 Internet Initiative Japan, Inc. 27,469
38,600 Isuzu Motors, Ltd. 621,839
219,500 ITOCHU Corporation 2,810,165
59,400 Japan Exchange Group, Inc. 648,186
58 Japan Metropolitan Fund
Investment Corporation 45,651
217,800 Japan Post Holdings Company,
Ltd. 2,620,749
9,900 Japan Post Insurance Company,
Ltd. 306,623
2,600 JMDC, Inc. 57,125
2,300 Joyful Honda Company, Ltd. 31,637
43,600 JTEKT Corporation 514,822
8,300 Juroku Financial Group, Inc. 441,352
70,600 JX Advanced Metals Corporation 1,142,405
7,400 Kaga Electronics Company, Ltd. 185,844
1,400 Kakaku.com, Inc. 19,108
7,900 Kaken Pharmaceutical Company,
Ltd. 207,640
11,400 Kamigumi Company, Ltd. 398,952
1,100 Kanamoto Company, Ltd. 26,531
10,200 Kanematsu Corporation 133,974
300,900 KDDI Corporation 5,080,388
184 KDX Realty Investment Corporation 199,058
13,900 Keiyo Bank, Ltd. 167,010
6,100 Keyence Corporation 2,237,849
13,300 Kioxia Holdings Corporation
a
1,819,259
900 Kobe Bussan Company, Ltd. 21,996
2,400 Kobe Steel, Ltd. 34,548
2,500 Kokusai Electric Corporation 103,791
60,800 Komatsu, Ltd. 2,327,134
5,300 KOSE Holdings Corporation 189,083
5,000 Kumagai Gumi Company, Ltd. 56,116
3,200 Kurabo Industries, Ltd. 187,992
22,800 Kuraray Company, Ltd. 246,138
7,400 Kureha Corporation 210,155
115,300 Kyocera Corporation 1,729,824
49,500 Kyoei Steel, Ltd. 797,817
1,000 Lasertec Corporation 229,737
3,200 Life Corporation 52,810
6,800 Lintec Corporation 209,798
256,800 LY Corporation 657,516
4,700 Macnica Holdings, Inc. 80,584
3,000 Maruha Nichiro Corporation 27,019

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
Japan  18.6%  - continued
32,100 Maruichi Steel Tube, Ltd. $ 318,075
100 Maruwa Company, Ltd./Aichi 30,746
15,500 Matsui Securities Company, Ltd. 91,194
10,700 Mazda Motor Corporation 82,340
17,400 Medipal Holdings Corporation 315,364
34,000 MEITEC Group Holdings, Inc. 760,542
19,900 MIRAIT ONE Corporation 477,518
158,600 Mitsubishi Chemical Group
Corporation 1,047,110
47,400 Mitsubishi Corporation 1,259,245
34,200 Mitsubishi Electric Corporation 1,069,157
9,400 Mitsubishi Gas Chemical Company,
Inc. 186,474
26,900 Mitsubishi HC Capital, Inc. 234,755
183,900 Mitsubishi Heavy Industries, Ltd. 5,414,740
14,000 Mitsubishi Logistics Corporation 119,587
17,300 Mitsubishi Motors Corporation 42,529
366,700 Mitsubishi UFJ Financial Group,
Inc. 6,641,072
25,600 Mitsui & Company, Ltd. 836,225
10,000 Mitsui Chemicals, Inc. 146,111
4,500 Mitsui DM Sugar Company, Ltd. 97,817
5,400 Mixi, Inc. 95,059
57,600 Mizuho Financial Group, Inc. 2,500,873
3,700 Mizuho Leasing Company, Ltd. 34,161
69,500 MS and AD Insurance Group
Holdings, Inc. 1,770,692
5,100 Nanto Bank, Ltd. 220,110
60,400 NEC Corporation 2,047,539
3,700 Nichicon Corporation 40,492
3,400 Nikon Corporation 42,795
1,300 Nintendo Company, Ltd. 80,503
41,600 Nippon Express Holdings, Inc. 944,929
2,600 Nippon Shinyaku Company, Ltd. 86,788
39,500 Nippon Shokubai Company, Ltd. 568,910
334,000 Nippon Steel Corporation 1,391,795
80,300 Nippon Yusen Kabushiki Kaisha 2,639,050
4,200 Nishimatsu Construction Company,
Ltd. 156,294
800 Nishio Holdings Company, Ltd. 24,852
4,300 Nisshin Oillio Group, Ltd. 156,996
1,800 Nitori Holdings Company, Ltd. 30,769
900 Nitta Corporation 23,712
23,600 Nitto Kogyo Corporation 631,362
10,500 Nojima Corporation 73,265
4,300 NOK Corporation 83,745
147,200 Nomura Holdings, Inc. 1,333,976
45,900 Nomura Real Estate Holdings, Inc. 305,017
199 Nomura Real Estate Master Fund,
Inc. 215,024
7,800 Nomura Research Institute, Ltd. 237,279
6,000 Noritsu Koki Company, Ltd. 85,522
14,400 NS Solutions Corporation 380,439
13,500 NSD Company, Ltd. 283,342
52,400 NSK, Ltd. 364,419
3,802,300 NTT, Inc. 3,820,855
7,800 Obayashi Corporation 176,072
1,700 OBIC Business Consultants
Company, Ltd. 75,307
3,800 Ogaki Kyoritsu Bank, Ltd. 138,787
6,400 Ohsho Food Service Corporation 130,312
14,600 Oji Holdings Corporation 86,483
2,600 Okamura Corporation 39,905
1,700 Okumura Corporation 70,799
1,000 OMRON Corporation 25,515
127,900 Ono Pharmaceutical Company, Ltd. 1,905,500
Shares Common Stock  89.1% Value
Japan  18.6%  - continued
51,900 ORIX Corporation $ 1,581,673
8,100 PAL GROUP Holdings Company,
Ltd. 86,943
636,400 Persol Holdings Company, Ltd. 1,114,603
3,100 Plus Alpha Consulting Company,
Ltd. 44,534
1,400 RAIZNEXT Corporation 22,832
2,500 Rakuten Bank, Ltd.
a
119,646
109,000 Rakuten Group, Inc.
a
653,533
95,416 Recruit Holdings Company, Ltd. 5,025,922
16,500 Ricoh Company, Ltd. 146,003
1,800 Riken Vitamin Company, Ltd. 36,190
13,900 Rohto Pharmaceutical Company,
Ltd. 230,126
5,200 Rorze Corporation 110,157
11,800 San-in Godo Bank, Ltd. 120,706
6,500 Sanki Engineering Company, Ltd. 280,022
9,100 Sanrio Company, Ltd. 281,540
1,600 Sanwa Holdings Corporation 36,242
8,600 Sanyo Chemical Industries, Ltd. 307,241
3,400 SBI Holdings, Inc. 76,888
15,900 SCREEN Holdings Company, Ltd. 2,024,914
4,600 Sega Sammy Holdings, Inc. 72,151
191,700 Seiko Epson Corporation 2,466,741
78,500 Sekisui House, Ltd. 1,749,514
900 Senshu Electric Company, Ltd. 33,631
13,700 Shin-Etsu Chemical Company, Ltd. 450,519
5,200 ShinMaywa Industries, Ltd. 73,476
1,800 Shinnihon Corporation 23,237
20,500 Ship Healthcare Holdings, Inc. 337,919
9,000 Shizuoka Financial Group, Inc. 147,024
18,300 SKY Perfect JSAT Holdings, Inc. 264,524
1,124,500 SoftBank Corporation 1,528,487
114,500 SoftBank Group Corporation 3,126,696
60,600 Sojitz Corporation 2,209,798
124,500 Sompo Holdings, Inc. 4,293,324
1,588,000 Sony Financial Group, Inc.
a
1,595,593
286,100 Sony Group Corporation 6,307,907
55 SOSiLA Logistics REIT, Inc. 45,533
4,200 Stanley Electric Company, Ltd. 82,741
155 Star Asia Investment Corporation 60,164
1,900 Starts Corporation, Inc. 60,277
34,900 Subaru Corporation 749,239
3,500 Sumco Corporation 36,540
40,600 Sumitomo Corporation 1,648,729
26,700 Sumitomo Forestry Company, Ltd. 289,490
75,300 Sumitomo Mitsui Financial Group,
Inc. 2,649,841
5,000 Suzuken Company, Ltd./Aichi
Japan 201,548
61,400 Systena Corporation 201,484
38,000 Taiyo Holdings Company, Ltd. 1,229,942
8,900 Takamatsu Construction Group
Company, Ltd. 220,165
78,300 Takeda Pharmaceutical Company,
Ltd. 2,665,310
9,100 TechMatrix Corporation 124,467
1,500 THK Company, Ltd. 44,816
4,900 Timee, Inc.
a
42,994
5,400 Toa Corporation/Tokyo 109,815
47,200 Toagosei Company, Ltd. 536,500
10,000 Toei Animation Company, Ltd. 166,228
2,400 Toenec Corporation 31,794
400 Toho Company, Ltd. 20,359
1,600 Toho Holdings Company, Ltd. 47,795
74,300 Tokai Tokyo Financial Holdings, Inc. 355,976

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
Japan  18.6%  - continued
129,100 Tokio Marine Holdings, Inc. $ 4,811,886
28,600 Tokyo Electric Power Company
Holdings, Inc.
a
107,430
22,100 Tokyo Electron, Ltd. 5,888,746
2,000 Tokyo Tatemono Company, Ltd. 47,064
22,000 Tokyu Construction Company, Ltd. 181,791
28,200 TOPPAN Holdings, Inc. 871,091
19,700 Tosoh Corporation 321,516
3,300 Totetsu Kogyo Company, Ltd. 99,362
1,800 Toyo Seikan Group Holdings, Ltd. 45,162
228,200 Toyota Motor Corporation 5,172,269
1,500 Trial Holdings, Inc. 27,999
20,500 TS Tech Company, Ltd. 251,845
82,900 Tsubakimoto Chain Company 1,271,675
64,700 TV Asahi Holdings Corporation 1,496,322
14,100 Unicharm Corporation 85,588
7,800 USS Company, Ltd. 86,185
4,400 Yamazen Corporation 40,583
2,700 Yellow Hat, Ltd. 29,478
19,700 Yokogawa Bridge Holdings
Corporation 396,502
3,900 Yonex Company, Ltd. 82,222
17,500 Yuasa Trading Company, Ltd. 641,383
1,700 Yurtec Corporation 29,890
Total 192,685,063
Jersey  0.1%
119,608 Man Group plc 431,712
159,534 TP ICAP Group plc 556,518
Total 988,230
Kuwait  0.1%
109,589 Agility Public Warehousing
Company KSCC 48,045
94,341 Kuwait Finance House KSCP 248,218
16,498 Mobile Telecommunications
Company KSCP 27,398
63,193 National Bank of Kuwait KSCP 195,796
Total 519,457
Luxembourg  0.1%
59,430 Aroundtown SA
a
188,853
4,144 Befesa SA
b
151,777
26,410 Grand City Properties SA
a
295,998
2,099 Millicom International Cellular SA 128,102
2,976 RTL Group SA 129,754
Total 894,484
Malaysia  <0.1%
99,200 SD Guthrie Bhd 146,963
92,800 Sunway Construction Group Bhd 139,360
32,200 Telekom Malaysia Bhd 64,589
6,900 United Plantations Bhd 52,848
Total 403,760
Mexico  0.1%
9,432 America Movil SAB de CV ADR 195,242
8,542 Cemex SAB de CV ADR 106,604
34,200 Fibra Uno Administracion SA de CV 53,191
21,930 Grupo Financiero Banorte SAB de
CV ADR 247,233
32,800 Grupo Mexico SAB de CV 361,915
4,900 Industrias Penoles SAB de CV
a
284,030
Shares Common Stock  89.1% Value
Mexico  0.1%  - continued
24,600 Megacable Holdings SAB de CV $ 86,359
Total 1,334,574
Netherlands  5.8%
1,823 Aalberts NV 70,001
33,902 AerCap Holdings NV 4,870,361
11,120 Airbus SE 2,545,933
9,775 Ariston Holding NV 55,128
15,869 ASML Holding NV 22,754,727
5,293 Cementir Holding NV 119,013
2,490 Eurocommercial Properties NV 73,453
82,524 Ferrovial SE 5,574,110
3,977 Havas NV 82,173
3,161 JBS NV 49,786
147,921 Koninklijke (Royal) KPN NV 724,448
243,691 Koninklijke Ahold Delhaize NV 9,528,387
36,631 Koninklijke BAM Groep NV 384,177
1,489 Koninklijke Heijmans NV 121,325
18,441 Koninklijke Vopak NV 920,375
30,414 MFE-MediaForEurope NV 113,454
2,626 NEPI Rockcastle NV 23,998
37,152 NN Group NV 2,944,946
106,772 Prosus NV 6,139,545
66,113 SBM Offshore NV 2,374,803
16,542 Wereldhave NV 409,839
Total 59,879,982
New Zealand  <0.1%
36,467 Mercury NZ, Ltd. 139,122
Total 139,122
Norway  0.3%
27,542 Aker Solutions ASA 100,640
50,138 DNB Bank ASA 1,437,625
37,020 DNO International ASA 62,881
3,682 DOF Group ASA 43,094
2,561 Nordic Semiconductor ASA
a
34,393
74,752 Norwegian Air Shuttle ASA 126,179
5,775 SpareBank 1 SMN 116,034
46,611 Storebrand ASA 815,686
755 Wilh Wilhelmsen Holding ASA 53,702
5,233 Yara International ASA 240,523
Total 3,030,757
Philippines  <0.1%
14,500 International Container Terminal
Services, Inc. 158,818
Total 158,818
Poland  0.1%
5,449 Bank Millennium SA
a
26,360
3,895 Bank Polska Kasa Opieki SA 236,886
9,763 Orlen SA 296,723
3,454 PGE Polska Grupa Energetyczna
SA
a
9,741
6,029 Powszechna Kasa Oszczednosci
Bank Polski SA 156,819
686 Santander Bank Polska SA 107,623
19,146 Tauron Polska Energia SA
a
59,213
Total 893,365
Portugal  0.7%
1,425,680 Banco Comercial Portugues SA 1,543,166
49,554 CTT-Correios de Portugal SA 398,692

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
Portugal  0.7%  - continued
780,158 EDP SA $ 3,989,310
34,282 Galp Energia SGPS SA 682,134
103,801 Sonae SGPS SA 217,831
Total 6,831,133
Qatar  0.1%
170,649 Baladna
a
58,087
51,358 Commercial Bank PSQC 67,001
117,730 Doha Bank QPSC 89,243
6,461 Qatar Islamic Bank QPSC 44,374
46,520 Qatar National Bank QPSC 253,459
Total 512,164
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
a,c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
3,610 Polyus PJSC
a,c,d
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
a,c,d
0
9,280 Sovcomflot PJSC
a,c,d
0
35,587 Surgutneftegas PAO ADR
a,c
4
Total 14
Saudi Arabia  0.2%
4,501 Al Babtain Power &
Telecommunication Company 84,009
19,114 Al Rajhi Bank 545,825
39,035 Arab National Bank 236,913
19,371 Arabian Centres Company 100,953
28,510 Banque Saudi Fransi 137,236
11,305 Riyad Bank 84,840
1,083 SABIC Agri-Nutrients Company 36,083
3,161 Saudi Arabian Mining Company
a
64,225
33,115 Saudi Arabian Oil Company
b
227,640
3,455 Saudi Awwal Bank 32,830
11,066 Saudi Electricity Company 42,482
43,782 Saudi National Bank 523,652
45 Saudi Telecom Company 534
3,226 Theeb Rent A Car Company 30,444
Total 2,147,666
Singapore  1.6%
78,700 AIMS APAC REIT 92,976
129,300 CapitaLand China Trust 79,691
566,600 CapitaLand Integrated Commercial
Trust 1,063,738
237,300 ComfortDelGro Corporation, Ltd. 274,157
47,000 Hong Leong Asia, Ltd. 126,854
10,239 Kenon Holdings, Ltd. 730,184
53,200 Sasseur Real Estate Investment
Trust 28,675
63,100 Singapore Airport Terminal
Services, Ltd. 187,984
294,300 Singapore Exchange, Ltd. 4,077,854
338,700 Singapore Technologies
Engineering, Ltd. 2,603,786
431,400 United Overseas Land, Ltd. 3,684,405
10,600 Venture Corporation, Ltd. 136,116
1,353,200 Yangzijiang Shipbuilding Holdings,
Ltd. 3,553,927
Shares Common Stock  89.1% Value
Singapore  1.6%  - continued
87,800 Yanlord Land Group, Ltd.
a
$ 50,096
Total 16,690,443
South Africa  0.3%
16,921 Absa Group, Ltd. 266,634
29,706 AECI, Ltd. 174,279
4,336 Coronation Fund Managers, Ltd. 13,615
33,259 DataTec, Ltd. 157,531
20,718 FirstRand, Ltd. 118,173
9,361 Gold Fields, Ltd. ADR 469,173
94,234 Growthpoint Properties, Ltd. 103,254
7,092 Harmony Gold Mining Company,
Ltd. ADR 151,343
462 Impala Platinum Holdings, Ltd. 8,612
6,085 Investec plc 50,624
25,749 Momentum Group, Ltd. 60,046
3,818 MTN Group, Ltd. 42,397
3,884 Naspers, Ltd. 237,799
193,848 Old Mutual, Ltd. 186,042
18,964 Redefine Properties, Ltd. 7,275
3,109 Sanlam, Ltd. 19,439
63,359 Sibanye Stillwater, Ltd.
a
275,765
23,420 Standard Bank Group, Ltd. 430,412
1,843 Valterra Platinum, Ltd. 165,590
65,465 Vukile Property Fund, Ltd. 100,146
Total 3,038,149
South Korea  1.5%
7,576 BNK Financial Group, Inc. 87,299
553 CJ Corporation 83,519
3,063 Green Cross Holdings Corporation
a
33,163
3,069 GS Holdings Corporation 146,179
5,817 Hana Financial Group, Inc. 404,177
70 Hanwha Aerospace Company, Ltd.
a
63,013
2,948 Hanwha Corporation
a
234,056
1,719 HD Hyundai Company, Ltd. 278,973
59 HD Hyundai Heavy Industries
Company, Ltd. 23,484
1,003 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 287,293
352 Hyosung Corporation
a
37,166
962 Hyundai Department Store
Company, Ltd. 62,517
893 Hyundai Glovis Company, Ltd. 150,559
898 Hyundai Motor Company 312,599
16,328 iM Financial Group Company, Ltd. 175,569
1,598 Kakao Corporation 67,922
4,387 KB Financial Group, Inc. 410,620
2,779 Kia Corporation 295,695
3,740 Korea Electric Power Corporation
a
150,846
2,306 Korean Reinsurance Company 18,839
3,261 LG Corporation 207,003
14,960 LG Uplus Corporation 166,291
2,276 LX International Corporation 60,415
11,290 Mirae Asset Securities Company,
Ltd. 334,698
308 NAVER Corporation 58,545
147 PharmaResearch Company, Ltd. 48,238
270 POSCO Holdings, Inc. 64,790
215 Samsung Biologics Company,
Ltd.
a,b
259,830
2,048 Samsung C&T Corporation 426,915
47,169 Samsung Electronics Company,
Ltd. 5,210,985

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
South Korea  1.5%  - continued
104 Samsung Fire & Marine Insurance
Company, Ltd. $ 36,199
5,215 SD Biosensor, Inc.
a
32,590
7,721 Shinhan Financial Group Company,
Ltd. 451,244
373 Shinsegae, Inc. 82,637
5,606 SK Hynix, Inc. 3,500,260
1,732 SK Square Company, Ltd.
a
677,994
1,436 SK, Inc. 331,618
8,983 Woori Financial Group, Inc. 187,914
444 Youngone Corporation 28,039
151 Youngone Holdings Company, Ltd. 21,689
Total 15,511,382
Spain  3.1%
110,551 Aena SME SA
b
3,433,457
259,834 Banco Bilbao Vizcaya Argentaria
SA 6,595,563
1,395,652 Banco de Sabadell SA 5,474,861
817,644 Banco Santander SA 10,439,768
4,318 Construcciones y Auxiliar de
Ferrocarriles SA 287,853
96,633 International Consolidated Airlines
Group SA 554,271
4,443 Let's GOWEX SA
a,c,e
0
72,564 Logista Integral SA 2,646,905
259,976 Mapfre SA 1,189,586
5,474 Melia Hotels International SA 48,839
24,669 Merlin Properties Socimi SA 367,155
32,344 Naturgy Energy Group SA 1,015,219
4,441 Repsol SA 87,493
43,628 Sacyr SA 205,297
23,546 Sacyr SA, Rights
a,c
1,316
1,138 Vidrala SA 118,891
Total 32,466,474
Supranational  <0.1%
2,157 Unibail-Rodamco-Westfield 238,490
Total 238,490
Sweden  2.2%
41,419 AB Industrivarden, Class A 2,070,555
36,951 AcadeMedia AB
b
391,534
10,066 Ambea AB
b
153,688
37,826 Arjo AB 113,394
9,667 Asmodee Group AB
a
115,995
131,810 Assa Abloy AB 5,329,596
21,547 Attendo AB
b
215,093
1,110 Avanza Bank Holding AB 43,248
10,127 Betsson AB 118,907
6,862 Billerud AB 55,487
17,295 Cloetta AB 84,538
24,088 Dios Fastigheter AB 174,455
22,492 Fabege AB 207,686
1,448 Getinge AB 31,729
7,208 Granges AB 120,895
62,997 Hexpol AB 515,611
3,804 Hoist Finance AB 53,511
12,401 Intrum AB
a
62,023
149,417 Investor AB, Class B 5,761,471
3,901 Loomis AB 161,877
2,916 Modern Times Group MTG AB
a
34,040
11,188 NCC AB 286,488
14,545 Peab AB 145,373
3,844 Platzer Fastigheter Holding AB 32,023
Shares Common Stock  89.1% Value
Sweden  2.2%  - continued
79,512 Sandvik AB $ 3,139,639
63,465 Sinch AB
a,b
190,167
59,032 SSAB AB, Class A 488,062
13,542 SSAB AB, Class B 111,402
8,524 Synsam AB 62,691
195,820 Telefonaktiebolaget LM Ericsson 2,120,763
3,826 Wihlborgs Fastigheter AB 39,531
Total 22,431,472
Switzerland  7.1%
172,927 ABB, Ltd. 14,888,685
4,869 Accelleron Industries AG 466,387
7,338 Adecco SA 215,638
2,008 Avolta AG 122,933
1,600 BeOne Medicines, Ltd.
a
42,197
156 Burckhardt Compression Holding
AG 107,850
1,459 DKSH Holding AG 107,050
3,945 EFG International AG 100,814
3,233 Galderma Group AG 602,628
7,111 Galenica AG
b
888,858
559 Huber+Suhner AG 113,060
3,049 Logitech International SA 262,678
42,063 Nestle SA 4,013,927
126,199 Novartis AG 18,724,123
78 PSP Swiss Property AG 15,656
35,107 Roche Holding AG, Participation
Certificates 15,964,554
6,433 Schindler Holding AG, Participation
Certificates 2,482,125
3,544 Temenos AG 313,197
181,175 UBS Group AG 8,572,367
7,635 Zurich Insurance Group AG 5,431,707
Total 73,436,434
Taiwan  2.1%
2,000 Accton Technology Corporation 69,927
30,000 Arcadyan Technology Corporation 170,373
151,000 Asia Cement Corporation 168,487
12,000 Asustek Computer, Inc. 188,517
237,000 Cathay Financial Holding
Company, Ltd. 564,649
2,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 9,438
6,436 Chunghwa Telecom Company, Ltd.
ADR 273,401
23,000 Compeq Manufacturing Company,
Ltd. 122,631
606,000 CTBC Financial Holding Company,
Ltd. 976,354
18,000 Delta Electronics, Inc. 686,922
118,000 E.Sun Financial Holding Company,
Ltd. 124,954
53,000 Far Eastern New Century
Corporation 46,666
35,000 Far EasTone Telecommunications
Company, Ltd. 98,459
67,000 Feng Hsin Steel Company, Ltd. 137,534
69,000 First Financial Holding Company,
Ltd. 62,991
124,000 Fubon Financial Holding Company,
Ltd. 356,076
18,000 Hannstar Board Corporation 55,464
158,000 Hon Hai Precision Industry
Company, Ltd. 1,092,163

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
Taiwan  2.1%  - continued
98,000 Hua Nan Financial Holdings
Company, Ltd. $ 103,076
63,000 KGI Financial Holding Company,
Ltd. 36,024
43,000 Lite-On Technology Corporation 221,028
3,000 Marketech International
Corporation 26,680
12,000 MediaTek, Inc. 665,646
32,000 Pegatron Corporation 70,566
33,000 Quanta Computer, Inc. 290,505
18,000 Simplo Technology Company, Ltd. 197,979
236,000 SinoPac Financial Holdings
Company, Ltd. 213,765
7,000 Sunonwealth Electric Machine
Industry Company, Ltd. 31,482
22,000 Synnex Technology International
Corporation 45,591
6,000 Systex Corporation 22,027
16,852 Taichung Commercial Bank
Company, Ltd. 10,701
14,000 Taiwan Mobile Company, Ltd. 46,943
4,000 Taiwan Secom Company, Ltd. 13,536
232,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 12,862,941
28,762 Topco Scientific Company, Ltd. 292,013
9,000 Tripod Technology Corporation 106,068
34,000 Tung Ho Steel Enterprise
Corporation 74,820
57,000 Uni-President Enterprises
Corporation 129,676
218,000 United Microelectronics
Corporation 433,766
41,000 Wah Lee Industrial Corporation 160,656
2,000 Wiwynn Corporation 224,184
9,000 WPG Holdings, Ltd. 18,304
16,000 WT Microelectronics Company, Ltd. 78,991
6,000 Yankey Engineering Company, Ltd. 112,464
35,000 Yuanta Financial Holding Company,
Ltd. 47,678
Total 21,742,116
Thailand  0.3%
53,500 Advanced Info Service PCL NVDR 593,337
126,800 Kasikornbank PCL NVDR 757,314
119,400 Kiatnakin Phatra Bank PCL NVDR 273,093
488,300 Krung Thai Bank PCL NVDR 438,169
106,800 SCB X PCL NVDR 459,752
61,900 Thanachart Capital PCL NVDR 116,020
42,200 TIDLOR Holdings PCL NVDR 22,748
52,200 Tisco Financial Group PCL NVDR
c
186,447
Total 2,846,880
Turkey  <0.1%
541,334 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 318,257
42,403 Enerjisa Enerji AS 102,090
Total 420,347
United Arab Emirates  0.2%
17,679 Abu Dhabi Commercial Bank PJSC 73,331
5,355 Abu Dhabi Islamic Bank PJSC 35,515
78,279 Abu Dhabi National Oil Company
for Distribution PJSC 87,391
69,488 ADNOC Gas plc 68,346
16,106 Air Arabia PJSC 21,858
Shares Common Stock  89.1% Value
United Arab Emirates  0.2%  - continued
11,150 Aldar Properties PJSC $ 29,148
228,278 Deyaar Development PJSC 63,456
100,170 Dubai Islamic Bank PJSC 263,525
41,800 Emaar Development PJSC 195,769
133,138 Emaar Properties PJSC 544,627
46,633 Emirates NBD Bank PJSC 394,905
50,747 Emirates Telecommunications
Group Company PJSC 272,217
91,669 First Abu Dhabi Bank PJSC 464,273
41,517 Sharjah Islamic Bank 40,358
Total 2,554,719
United Kingdom  11.2%
16,816 Aderdeen Group plc 50,209
4,314 AngloGold Ashanti plc 388,897
49,526 AstraZeneca plc 9,227,356
211,958 Autotrader Group plc
b
1,562,440
58,765 BAE Systems plc 1,595,284
156,790 Balfour Beatty plc 1,535,331
1,354,928 Barclays plc 9,042,845
4,077 Bellway plc 151,725
7,394 Berkeley Group Holdings plc 417,751
15,257 Big Yellow Group plc 215,974
578,069 BP plc 3,665,266
10,211 Breedon Group plc 47,002
9,025 British American Tobacco plc 545,230
22,485 British Land Company plc 128,252
626,707 Centrica plc 1,641,032
73,727 Compass Group plc 2,210,728
1,674 Computacenter plc 76,615
246,142 Convatec Group plc
b
776,407
53,570 Currys plc 107,357
19,117 Diploma plc 1,392,699
6,781 Dunelm Group plc 85,735
40,455 Endeavour Mining plc 2,302,619
52,744 Evraz plc
a,c
7
77,184 FirstGroup plc 196,865
17,644 Future plc 130,735
1,960 Games Workshop Group plc 457,243
19,709 GB Group plc 64,636
494,031 GSK plc 12,776,413
108,763 Haleon plc 568,818
58,078 Halma plc 2,820,755
54,325 Harbour Energy plc 173,998
3,063 Hikma Pharmaceuticals plc 64,250
45,955 Howden Joinery Group plc 526,454
210,528 HSBC Holdings plc 3,713,894
61,936 IG Group Holdings plc 1,149,036
17,825 IMI plc 673,110
217,288 Imperial Brands plc 9,151,653
62,612 ITV plc 69,809
7,938 Johnson Matthey plc 256,697
54,824 Johnson Service Group plc 105,476
19,715 Jupiter Fund Management plc 50,679
8,147 Keller Group plc 197,541
68,597 Kier Group plc 210,200
307,961 Kingfisher plc 1,419,199
1,385 Lion Finance Group plc 191,350
466,682 Lloyds TSB Group plc 696,849
13,364 Molten Ventures plc
a
92,640
69,201 MONY Group plc 176,651
11,830 Moonpig Group plc 34,722
6,792 Morgan Sindall Group plc 458,184
478,403 NatWest Group plc 4,360,524
28,661 Next plc 5,203,641

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.1% Value
United Kingdom  11.2%  - continued
19,492 OSB Group plc $ 162,918
3,604 Oxford Instruments plc 124,028
28,742 Paragon Banking Group plc 349,241
11,269 Persimmon plc 217,009
7,698 Phoenix Group Holdings plc 78,024
13,586 Polar Capital Holdings plc 109,661
2,336 Rathbones Group plc 70,707
8,671 Reckitt Benckiser Group plc 722,811
9,244 RELX plc 327,717
6,315 Renew Holdings plc 80,969
1,364 Renishaw plc 70,924
21,923 Rightmove plc 148,405
18,321 Rio Tinto plc 1,671,498
535 Rolls-Royce Holdings plc 8,944
64,636 Rotork plc 313,661
32,893 Sage Group plc 431,331
417,591 Shell plc 16,051,932
23,189 Smith & Nephew plc 395,215
13,061 Smiths Group plc 448,537
3,817 St. James's Place plc 79,719
133,177 Standard Chartered plc 3,407,511
1,196 TBC Bank Group plc 69,538
812,948 Tesco plc 4,730,365
28,396 Tritax Big Box REIT plc 64,457
13,705 Vistry Group plc
a
124,884
1,602,393 Vodafone Group plc 2,359,877
52,453 Zigup plc 274,176
Total 116,052,842
United States  <0.1%
436 Southern Copper Corporation 82,980
Total 82,980
Virgin Islands, British  <–%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $679,769,112) 924,037,937
Shares Preferred Stock 0.2%
Brazil  0.1%
1,455 Axia Energia, Class C ADR
a
14,550
14,200 Bradespar SA 63,975
81,600 Companhia de Saneamento do
Parana 136,446
22,600 Companhia de Saneamento do
Parana, Units 199,514
966 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
a
5,165
22,134 Itausa SA 57,241
65,990 Petroleo Brasileiro SA 472,347
Total 949,238
Germany  <0.1%
902 Porsche Automobil Holding SE 38,593
Total 38,593
Russian Federation  <–%
404,300 Surgutneftegas PAO
a,c,d
0
9,000 Transneft PJSC
a,c,d
0
Total 0
Shares Preferred Stock  0.2% Value
South Korea  0.1%
335 Hyundai Motor Company, 2nd
Preferred $ 63,271
821 Hyundai Motor Company, Preferred 151,564
11,395 Samsung Electronics Company,
Ltd. 923,007
Total 1,137,842
Total Preferred Stock
(cost $1,847,901) 2,125,673
Shares or
Principal
Amount Short-Term Investments 10.3%
Federal Home Loan Bank Discount
Notes
100,000 3.790%,  2/11/2026
f,g
99,884
400,000 3.520%,  2/20/2026
f,g
399,188
100,000 3.755%,  2/25/2026
f,g
99,749
1,800,000 3.570%,  3/20/2026
f,g
1,791,204
500,000 3.562%,  4/6/2026
f,g
496,714
2,900,000 3.606%,  4/24/2026
f,g
2,875,741
300,000 3.605%,  4/29/2026
f,g
297,342
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.585%,  3/9/2026
f,g
99,621
Federal National Mortgage
Association Discount Notes
1,900,000 3.614%,  3/2/2026
f,g
1,894,126
500,000 3.543%,  3/18/2026
f,g
497,657
State Street Institutional U.S.
Government Money Market Fund
33,819,271 3.650%
f
33,819,271
Thrivent Core Short-Term Reserve
Fund
6,420,387 3.970% 64,268,075
Total Short-Term Investments
(cost $106,575,092) 106,638,572
Total Investments (cost
$788,192,105) 99.6% $1,032,802,182
Other Assets and Liabilities,
Net 0.4% 4,459,250
Total Net Assets 100.0% $1,037,261,432
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $17,692,687 or
1.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 44,573,007 1,657,985 42,915,022 0
Consumer Discretionary 64,283,209 690,115 63,593,094 –
Consumer Staples @ 38,362,579 49,786 38,312,793 0
Energy @ 34,641,213 282,486 34,358,714 13
Financials @ 253,530,153 2,767,016 250,576,690 186,447
Health Care 88,332,705 110,184 88,222,521 –
Industrials 182,327,479 5,001,921 177,324,242 1,316
Information Technology 107,146,992 5,302,280 101,844,712 –
Materials @ 61,804,604 1,320,114 60,484,482 8
Real Estate 19,269,976 – 19,269,976 –
Utilities 29,766,020 134,773 29,631,247 –
Preferred Stock
Consumer Discretionary 258,593 – 258,593 –
Energy @ 472,347 – 472,347 0
Financials 57,241 – 57,241 –
Information Technology 923,007 – 923,007 –
Materials 63,975 – 63,975 –
Utilities 350,510 14,550 335,960 –
Short-Term Investments 42,370,497 33,819,271 8,551,226 –
Subtotal Investments in Securities $968,534,107 $51,150,481 $917,195,842 $187,784
Other Investments  * Total
Affiliated Short-Term Investments 64,268,075
Subtotal Other Investments $64,268,075
Total Investments at Value $1,032,802,182
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,480,495 4,480,495 – –
Total Asset Derivatives $4,480,495 $4,480,495 $– $–
Liability Derivatives
Futures Contracts 145,427 1,532 143,895 –
Total Liability Derivatives $145,427 $1,532 $143,895 $–

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling
$8,551,226 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 691 March 2026 $ 50,089,681 $ 857,749
CME E-mini S&P 500 Index 29 March 2026 10,101,870 (1,532)
ICE mini MSCI EAFE Index 554 March 2026 80,889,944 3,229,416
ICE US mini MSCI Emerging Markets Index 55 March 2026 3,788,870 393,330
S&P / TSX 60 Index 190 March 2026 51,847,783 (143,895)
Total Futures Long Contracts $ 196,718,148 $ 4,335,068
Total Futures Contracts $ 196,718,148 $4,335,068
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $64,204 $– $– $64,268 6,420 6.2%
Total Affiliated Short-Term Investments 64,204 64,268 6.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 531 531 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $64,204 $64,268
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $– $64 $– $657
Total Income/Non Cash Income from Affiliated Investments $657
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $64 $–

Large Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.2% Value
Communications Services  16.5%
600,796 Alphabet, Inc., Class A $ 203,069,048
592,632 Alphabet, Inc., Class C 200,623,711
305,947 Meta Platforms, Inc. 219,211,025
895,377 Netflix, Inc.
a
74,755,026
Total 697,658,810
Consumer Discretionary  14.4%
1,500,779 Amazon.com, Inc.
a
359,136,415
188,265 DoorDash , Inc.
a
38,522,784
168,223 Home Depot, Inc. 63,014,654
340,327 Tesla, Inc.
a
146,480,144
Total 607,153,997
Consumer Staples  2.1%
738,755 Walmart, Inc. 88,015,271
Total 88,015,271
Energy  0.6%
232,084 ConocoPhillips 24,190,115
Total 24,190,115
Financials  8.4%
137,135 American Express Company 48,294,833
233,219 JPMorgan Chase & Company 71,339,360
367,153 Morgan Stanley 67,115,568
372,669 Robinhood Markets, Inc.
a
37,073,112
410,177 Visa, Inc. 132,007,264
Total 355,830,137
Health Care  6.2%
145,505 Amgen, Inc. 49,745,249
233,043 Danaher Corporation 51,010,782
98,721 Eli Lilly & Company 102,388,485
118,885 Intuitive Surgical, Inc.
a
59,944,195
Total 263,088,711
Industrials  6.8%
111,625 Caterpillar, Inc. 73,377,810
1,452,458 Fastenal Company 62,978,579
179,221 General Electric Company 54,983,211
69,672 Parker-Hannifin Corporation 65,201,844
374,985 Uber Technologies, Inc.
a
30,017,549
Total 286,558,993
Information Technology  42.4%
220,764 Advanced Micro Devices, Inc.
a
52,261,462
1,066,617 Apple, Inc. 276,765,779
78,929 AppLovin Corporation
a
37,342,099
333,936 Arista Networks, Inc.
a
47,332,089
543,505 Broadcom, Inc. 180,063,207
158,933 International Business Machines
Corporation 48,744,751
295,506 Lam Research Corporation 68,988,831
706,038 Microsoft Corporation 303,801,091
2,690,318 NVIDIA Corporation 514,200,479
262,939 Oracle Corporation 43,274,501
354,100 Palantir Technologies, Inc.
a
51,907,519
408,435 ServiceNow , Inc.
a
47,790,979
373,852 Shopify, Inc.
a
49,060,598
202,711 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 67,008,148
Total 1,788,541,533
Shares Common Stock  98.2% Value
Utilities  0.8%
119,776 Constellation Energy Corporation $ 33,618,728
Total 33,618,728
Total Common Stock
(cost $2,325,573,628) 4,144,656,295
Shares or
Principal
Amount Short-Term Investments 1.3% Value
State Street Institutional U.S.
Government Money Market
Fund
53,247,291 3.650%
b
53,247,291
Total Short-Term Investments
(cost $53,247,290) 53,247,291
Total Investments (cost
$2,378,820,918) 99.5% $4,197,903,586
Other Assets and Liabilities, Net
0.5% 20,697,456
Total Net Assets 100.0% $4,218,601,042
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 697,658,810 697,658,810 – –
Consumer Discretionary 607,153,997 607,153,997 – –
Consumer Staples 88,015,271 88,015,271 – –
Energy 24,190,115 24,190,115 – –
Financials 355,830,137 355,830,137 – –
Health Care 263,088,711 263,088,711 – –
Industrials 286,558,993 286,558,993 – –
Information Technology 1,788,541,533 1,788,541,533 – –
Utilities 33,618,728 33,618,728 – –
Short-Term Investments 53,247,291 53,247,291 – –
Subtotal Investments in Securities $4,197,903,586 $4,197,903,586 $– $–
Total Investments at Value $4,197,903,586
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $66,971 $66,971 $– – –%
Total Collateral Held for Securities Loaned – – –
Total Value $– $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.4% Value
Communications Services  6.7%
240,511 Alphabet, Inc., Class C $ 81,420,189
852,623 Comcast Corporation 25,365,534
63,209 Meta Platforms, Inc. 45,289,248
601,180 Universal Music Group NV 14,739,509
1,042,607 Warner Brothers Discovery, Inc.
a
28,713,397
956,365 Warner Music Group Corporation 28,671,823
Total 224,199,700
Consumer Discretionary  5.9%
161,843 Amazon.com, Inc.
a
38,729,030
256,854 Aptiv plc
a
19,456,690
3,243 Booking Holdings, Inc. 16,220,967
166,856 D.R. Horton, Inc. 24,834,847
175,104 Lowe's Companies, Inc. 46,763,274
1,089,727 Sony Group Corporation ADR 24,082,967
348,996 Wyndham Hotels & Resorts, Inc. 25,403,419
Total 195,491,194
Consumer Staples  4.8%
1,323,178 Keurig Dr Pepper, Inc. 36,308,004
167,514 PepsiCo, Inc. 25,735,176
530,605 Sysco Corporation 44,491,229
805,253 Unilever plc ADR
b
55,047,095
Total 161,581,504
Energy  7.7%
378,027 ConocoPhillips 39,401,754
612,982 Devon Energy Corporation 24,648,006
1,391,095 Enterprise Products Partners, LP 46,170,443
664,746 Exxon Mobil Corporation 93,995,084
930,605 Halliburton Company 31,193,880
130,767 Marathon Petroleum Corporation 23,039,838
Total 258,449,005
Financials  19.3%
88,810 Allstate Corporation 17,672,302
365,017 American International Group, Inc. 27,332,473
1,606,812 Bank of America Corporation 85,482,398
347,590 Bank of New York Mellon
Corporation 41,682,993
316,291 Capital One Financial Corporation 69,245,589
658,842 Charles Schwab Corporation 68,466,861
95,262 Chubb, Ltd. 29,489,305
14,163 First Citizens BancShares, Inc./NC 29,311,320
162,689 Intercontinental Exchange, Inc. 28,272,094
219,113 JPMorgan Chase & Company 67,024,475
58,135 Marsh & McLennan Companies,
Inc. 10,940,426
376,398 MetLife, Inc. 29,690,274
171,509 Morgan Stanley 31,351,845
1,221,293 Wells Fargo & Company 110,514,804
Total 646,477,159
Health Care  12.9%
380,568 BioMarin Pharmaceutical, Inc.
a
21,517,315
61,473 Bristol-Myers Squibb Company 3,384,088
68,170 Cencora, Inc. 24,488,027
139,327 Cigna Group 38,190,924
246,064 Gilead Sciences, Inc. 34,928,785
95,571 ICON plc
a
17,226,673
391,723 Johnson & Johnson 89,019,052
183,815 Labcorp Holdings, Inc. 49,909,449
704,469 Merck & Company, Inc. 77,681,796
257,295 Sanofi SA ADR 12,103,157
Shares Common Stock  98.4% Value
Health Care  12.9% - continued
97,919 UnitedHealth Group, Inc. $ 28,095,899
396,382 Zimmer Biomet Holdings, Inc. 34,512,981
Total 431,058,146
Industrials  13.5%
636,091 Amentum Holdings, Inc.
a
22,759,336
48,107 Caterpillar, Inc. 31,623,618
2,610,953 CNH Industrial NV 28,093,854
1,207,967 CSX Corporation 45,612,834
809,854 Delta Air Lines, Inc. 53,361,280
592,172 Flowserve Corporation 46,278,242
102,649 General Dynamics Corporation 36,039,037
438,732 Hexcel Corporation 36,331,397
231,957 Honeywell International, Inc. 52,774,857
184,235 Jacobs Solutions, Inc. 24,919,626
135,276 JB Hunt Transport Services, Inc. 27,423,151
133,692 L3Harris Technologies, Inc. 45,836,302
Total 451,053,534
Information Technology  13.9%
857,400 Cisco Systems, Inc. 67,151,568
56,668 International Business Machines
Corporation 17,380,075
85,194 Micron Technology, Inc. 35,345,287
202,447 Microsoft Corporation 87,110,920
353,197 Qualcomm, Inc. 53,541,133
912,674 Samsung Electronics Company,
Ltd. 100,827,459
166,596 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 55,069,974
308,615 TD SYNNEX Corporation 48,967,942
Total 465,394,358
Materials  5.0%
462,502 CF Industries Holdings, Inc. 43,119,062
280,732 Crown Holdings, Inc. 29,387,026
166,537 Eastman Chemical Company 11,544,345
386,191 International Paper Company 15,571,221
276,164 Nucor Corporation 49,079,866
323,655 Solstice Advanced Materials, Inc.
a
19,992,169
Total 168,693,689
Real Estate  3.0%
59,329 AvalonBay Communities, Inc. 10,540,984
154,621 CBRE Group, Inc.
a
26,336,595
429,926 Crown Castle, Inc. 37,321,876
1,542,766 Healthcare Realty Trust, Inc. 25,903,041
Total 100,102,496
Utilities  5.7%
113,543 Constellation Energy Corporation 31,869,249
408,989 Duke Energy Corporation 49,630,815
658,376 Entergy Corporation 63,131,675
312,502 Evergy, Inc. 23,978,278
147,500 Vistra Energy Corporation 23,356,625
Total 191,966,642
Total Common Stock
(cost $2,218,300,114) 3,294,467,427

Large Cap Value Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.5% Value
16,808,400 Thrivent Cash Management Trust $ 16,808,400
Total Collateral Held for
Securities Loaned
(cost $16,808,400) 16,808,400
Shares or
Principal
Amount Short-Term Investments 1.5% Value
State Street Institutional U.S.
Government Money Market
Fund
47,930,223 3.650%
c
47,930,223
Total Short-Term Investments
(cost $47,930,223) 47,930,223
Total Investments (cost
$2,283,038,737) 100.4% $3,359,206,050
Other Assets and Liabilities, Net
(0.4%) (11,935,751)
Total Net Assets 100.0% $3,347,270,299
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 30, 2026:
Securities Lending Transactions
Common Stock $ 16,652,496
Total lending $16,652,496
Gross amount payable upon return of
collateral for securities loaned $16,808,400
Net amounts due to counterparty $155,904
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Large Cap Value Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 224,199,700 209,460,191 14,739,509 –
Consumer Discretionary 195,491,194 195,491,194 – –
Consumer Staples 161,581,504 161,581,504 – –
Energy 258,449,005 258,449,005 – –
Financials 646,477,159 646,477,159 – –
Health Care 431,058,146 431,058,146 – –
Industrials 451,053,534 451,053,534 – –
Information Technology 465,394,358 364,566,899 100,827,459 –
Materials 168,693,689 168,693,689 – –
Real Estate 100,102,496 100,102,496 – –
Utilities 191,966,642 191,966,642 – –
Short-Term Investments 47,930,223 47,930,223 – –
Subtotal Investments in Securities $3,342,397,650 $3,226,830,682 $115,566,968 $–
Other Investments  * Total
Collateral Held for Securities Loaned 16,808,400
Subtotal Other Investments $16,808,400
Total Investments at Value $3,359,206,050
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $12,943 $45,628 $41,763 $16,808 16,808 0.5%
Total Collateral Held for Securities Loaned 12,943 16,808 0.5
Total Value $12,943 $16,808
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $5
Total Affiliated Income from Securities Loaned, Net $5
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95.6% Value
Communications Services  2.7%
9,328 Pinterest, Inc.
a
$ 206,429
1,522 Reddit, Inc.
a
274,371
4,025 ROBLOX Corporation
a
264,684
286 Spotify Technology SA
a
143,100
Total 888,584
Consumer Discretionary  15.5%
2,318 DoorDash, Inc.
a
474,309
2,407 Hilton Worldwide Holdings, Inc. 718,514
36 NVR, Inc.
a
274,886
3,458 O'Reilly Automotive, Inc.
a
340,302
2,112 Ross Stores, Inc. 398,429
4,043 SharkNinja, Inc.
a
477,883
2,889 Texas Roadhouse, Inc. 519,615
1,105 TopBuild Corporation
a
517,195
6,886 Viking Holdings, Ltd.
a
496,825
2,037 Wingstop, Inc. 540,681
3,119 Wynn Resorts, Ltd. 335,136
Total 5,093,775
Consumer Staples  2.3%
833 Casey's General Stores, Inc. 505,214
1,986 Turning Point Brands, Inc. 240,604
Total 745,818
Energy  2.4%
1,246 Cheniere Energy, Inc. 263,554
9,114 TechnipFMC plc 507,832
Total 771,386
Financials  7.0%
4,714 Arch Capital Group, Ltd.
a
452,733
3,504 Ares Management Corporation 524,444
2,313 Houlihan Lokey, Inc. 389,324
4,238 Robinhood Markets, Inc.
a
421,596
7,962 Toast, Inc.
a
247,698
2,608 Tradeweb Markets, Inc. 268,806
Total 2,304,601
Health Care  12.9%
996 Alnylam Pharmaceuticals, Inc.
a
336,708
439 Argenx SE ADR
a
368,979
2,658 Encompass Health Corporation 251,261
3,204 HealthEquity, Inc.
a
274,487
1,035 IDEXX Laboratories, Inc.
a
693,926
1,315 iRhythm Holdings, Inc.
a
203,180
1,955 Natera, Inc.
a
451,879
900 Penumbra, Inc.
a
322,353
2,051 Repligen Corporation
a
306,358
1,468 STERIS plc 385,497
1,212 Veeva Systems, Inc.
a
247,151
1,748 West Pharmaceutical Services,
Inc. 403,998
Total 4,245,777
Industrials  23.5%
3,895 AAON, Inc.
b
354,679
3,337 Advanced Drainage Systems, Inc. 507,357
789 Axon Enterprise, Inc.
a
381,545
2,857 BWX Technologies, Inc. 586,914
1,685 Clean Harbors, Inc.
a
437,948
984 EMCOR Group, Inc. 709,198
13,495 Fastenal Company 585,143
3,686 Howmet Aerospace, Inc. 766,983
Shares Common Stock  95.6% Value
Industrials  23.5% - continued
4,273 nVent Electric plc $ 479,687
1,700 Old Dominion Freight Line, Inc. 294,440
1,086 Quanta Services, Inc. 515,448
1,243 Rockwell Automation, Inc. 524,111
3,505 TransUnion 276,965
1,582 Verisk Analytics, Inc. 344,022
2,889 Vertiv Holdings Company 537,874
3,073 Xylem, Inc. 423,675
Total 7,725,989
Information Technology  24.2%
4,556 Amphenol Corporation 656,428
1,041 AppLovin Corporation
a
492,508
4,313 Arista Networks, Inc.
a
611,325
1,637 Cloudflare, Inc.
a
290,322
2,332 Coherent Corporation
a
494,804
739 CyberArk Software, Ltd.
a
318,383
10,658 Dynatrace Holdings, LLC
a
405,963
3,162 Guidewire Software, Inc.
a
445,083
7,845 JFrog, Ltd.
a
429,906
6,090 Lattice Semiconductor
Corporation
a
490,367
4,542 Marvell Technology, Inc. 358,455
1,244 MKS, Inc. 292,850
899 Monolithic Power Systems, Inc. 1,010,611
1,419 Palantir Technologies, Inc.
a
208,011
2,089 Snowflake, Inc.
a
402,550
839 Synopsys, Inc.
a
390,231
5,256 Trimble, Inc.
a
355,306
831 Tyler Technologies, Inc.
a
306,971
Total 7,960,074
Materials  1.4%
710 Martin Marietta Materials, Inc. 462,885
Total 462,885
Real Estate  2.1%
2,463 CBRE Group, Inc.
a
419,523
4,279 CoStar Group, Inc.
a
263,158
Total 682,681
Utilities  1.6%
3,291 Vistra Energy Corporation 521,130
Total 521,130
Total Common Stock
(cost $25,401,840) 31,402,700
Shares
Registered Investment
Companies   2.1% Value
U.S. Unaffiliated   2.1%
1,374 State Street Industrial Select
Sector SPDR ETF 227,315
1,734 State Street SPDR S&P Biotech
ETF
b
216,316
603 VanEck Semiconductor ETF 243,286
Total 686,917
Total Registered Investment
Companies (cost $540,354) 686,917

Mid Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 1.6% Value
505,560 Thrivent Cash Management Trust $ 505,560
Total Collateral Held for
Securities Loaned
(cost $505,560) 505,560
Shares or
Principal
Amount Short-Term Investments 1.2% Value
State Street Institutional U.S.
Government Money Market
Fund
400,794 3.650%
c
400,794
Total Short-Term Investments
(cost $400,794) 400,794
Total Investments (cost
$26,848,548) 100.5% $32,995,971
Other Assets and Liabilities, Net
(0.5%) (156,766)
Total Net Assets 100.0% $32,839,205
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of January 30, 2026:
Securities Lending Transactions
Common Stock $ 485,255
Total lending $485,255
Gross amount payable upon return of
collateral for securities loaned $505,560
Net amounts due to counterparty $20,305
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 888,584 888,584 – –
Consumer Discretionary 5,093,775 5,093,775 – –
Consumer Staples 745,818 745,818 – –
Energy 771,386 771,386 – –
Financials 2,304,601 2,304,601 – –
Health Care 4,245,777 4,245,777 – –
Industrials 7,725,989 7,725,989 – –
Information Technology 7,960,074 7,960,074 – –
Materials 462,885 462,885 – –
Real Estate 682,681 682,681 – –
Utilities 521,130 521,130 – –
Registered Investment Companies
U.S. Unaffiliated 686,917 686,917 – –
Short-Term Investments 400,794 400,794 – –
Subtotal Investments in Securities $32,490,411 $32,490,411 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 505,560
Subtotal Other Investments $505,560
Total Investments at Value $32,995,971
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $194 $2,269 $1,957 $506 506 1.6%
Total Collateral Held for Securities Loaned 194 506 1.6
Total Value $194 $506
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.2% Value
Communications Services  1.7%
151,492 Reddit, Inc.
a
$ 27,309,463
329,248 ROBLOX Corporation
a
21,651,348
Total 48,960,811
Consumer Discretionary  11.4%
162,125 Asbury Automotive Group, Inc.
a
38,019,934
8,593 AutoZone, Inc.
a
31,830,964
214,510 Garmin, Ltd. 43,253,796
6,748 NVR, Inc.
a
51,525,906
88,176 Ulta Beauty, Inc.
a
57,081,615
608,034 Viking Holdings, Ltd.
a
43,869,653
143,081 Williams-Sonoma, Inc. 29,281,527
364,809 Wynn Resorts, Ltd. 39,198,727
Total 334,062,122
Consumer Staples  2.7%
69,653 Casey's General Stores, Inc. 42,244,545
156,444 WD-40 Company 36,174,546
Total 78,419,091
Energy  4.2%
1,132,941 Devon Energy Corporation 45,555,558
402,663 Expand Energy Corporation 45,263,348
954,839 Halliburton Company 32,006,203
Total 122,825,109
Financials  15.1%
818,146 Ally Financial, Inc. 34,591,213
59,888 Ameriprise Financial, Inc. 31,572,355
775,608 Arch Capital Group, Ltd.
a
74,489,392
1,262,257 Fifth Third Bancorp 63,390,546
164,433 Houlihan Lokey, Inc. 27,677,363
333,609 M&T Bank Corporation 73,917,746
458,393 Northern Trust Corporation 68,497,666
1,061,818 Old Republic International
Corporation 41,591,411
301,441 Robinhood Markets, Inc.
a
29,987,351
Total 445,715,043
Health Care  10.5%
251,926 Encompass Health Corporation 23,814,565
664,798 Exelixis, Inc.
a
27,496,045
278,103 Illumina, Inc.
a
40,272,095
45,083 Mettler-Toledo International, Inc.
a
61,909,779
170,119 STERIS plc 44,673,249
427,935 Teleflex, Inc. 44,663,576
59,765 United Therapeutics Corporation
a
28,059,070
192,469 Veeva Systems, Inc.
a
39,248,279
Total 310,136,658
Industrials  24.6%
237,902 Allegion plc 39,346,612
198,164 AMETEK, Inc. 44,384,773
53,559 EMCOR Group, Inc. 38,601,578
307,495 Expeditors International of
Washington, Inc. 49,365,247
1,222,903 Fastenal Company 53,025,074
289,175 Howmet Aerospace, Inc. 60,171,534
167,518 IDEX Corporation 33,260,699
191,007 Leidos Holdings, Inc. 35,962,798
217,690 Lincoln Electric Holdings, Inc. 57,764,041
289,304 Old Dominion Freight Line, Inc. 50,107,453
236,132 Oshkosh Corporation 33,960,504
91,147 Quanta Services, Inc. 43,261,101
Shares Common Stock  98.2% Value
Industrials  24.6% - continued
161,692 Rockwell Automation, Inc. $ 68,177,432
541,229 Timken Company 50,437,131
394,135 UL Solutions, Inc. 27,680,101
47,986 United Rentals, Inc. 37,527,931
Total 723,034,009
Information Technology  13.8%
376,559 Datadog, Inc.
a
48,696,610
93,332 Lumentum Holdings, Inc.
a
36,571,211
295,448 Monday.com, Ltd.
a
33,902,658
50,859 Monolithic Power Systems, Inc. 57,173,145
8,443,911 Nokia Oyj ADR 54,294,348
298,168 Onto Innovation, Inc.
a
60,244,844
1,011,053 Trimble, Inc.
a
68,347,183
198,025 Zebra Technologies Corporation
a
46,531,914
Total 405,761,913
Materials  5.4%
174,345 Albemarle Corporation 29,748,487
795,434 Amcor plc 35,197,954
524,129 Steel Dynamics, Inc. 94,117,845
Total 159,064,286
Real Estate  4.7%
270,472 Extra Space Storage, Inc. 37,317,022
1,181,374 First Industrial Realty Trust, Inc. 68,555,133
176,084 SBA Communications Corporation 32,418,825
Total 138,290,980
Utilities  4.1%
588,895 Alliant Energy Corporation 38,814,069
1,006,850 CenterPoint Energy, Inc. 39,961,877
919,339 NiSource, Inc. 40,717,524
Total 119,493,470
Total Common Stock
(cost $2,183,444,816) 2,885,763,492
Shares or
Principal
Amount Short-Term Investments 1.8% Value
State Street Institutional U.S.
Government Money Market
Fund
53,614,191 3.650%
b
53,614,191
Total Short-Term Investments
(cost $53,614,191) 53,614,191
Total Investments (cost
$2,237,059,007) 100.0% $2,939,377,683
Other Assets and Liabilities, Net
<0.1% 1,273,870
Total Net Assets 100.0% $2,940,651,553
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Mid Cap Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 48,960,811 48,960,811 – –
Consumer Discretionary 334,062,122 334,062,122 – –
Consumer Staples 78,419,091 78,419,091 – –
Energy 122,825,109 122,825,109 – –
Financials 445,715,043 445,715,043 – –
Health Care 310,136,658 310,136,658 – –
Industrials 723,034,009 723,034,009 – –
Information Technology 405,761,913 405,761,913 – –
Materials 159,064,286 159,064,286 – –
Real Estate 138,290,980 138,290,980 – –
Utilities 119,493,470 119,493,470 – –
Short-Term Investments 53,614,191 53,614,191 – –
Subtotal Investments in Securities $2,939,377,683 $2,939,377,683 $– $–
Total Investments at Value $2,939,377,683
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $31,500 $4,338 $35,838 $– – –%
Total Collateral Held for Securities Loaned 31,500 – –
Total Value $31,500 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   41.6% Value
U.S. Affiliated   41.1%
6,933,158 Thrivent Core Emerging Markets
Debt Fund $ 61,566,445
2,331,193 Thrivent Core Emerging Markets
Equity Fund 30,515,319
1,323,252 Thrivent Core International Equity
Fund 17,149,340
3,674,443 Thrivent Global Stock Fund, Class
S 110,563,989
2,836,508 Thrivent High Yield Fund, Class S 48,787,931
7,769,821 Thrivent Income Fund, Class S 129,134,425
14,780,950 Thrivent International Equity Fund,
Class S 197,177,872
19,906,864 Thrivent Large Cap Growth Fund,
Class S 480,750,769
12,986,596 Thrivent Large Cap Value Fund,
Class S 441,544,273
2,759,574 Thrivent Mid Cap Stock Fund,
Class S 95,122,509
954,035 Thrivent Mid Cap Value ETF 15,108,766
5,932,491 Thrivent Short-Term Bond Fund,
Class S 74,749,387
1,398,447 Thrivent Small Cap Stock Fund,
Class S 47,701,039
279,610 Thrivent Small Cap Value ETF 7,987,200
Total 1,757,859,264
U.S. Unaffiliated   0.5%
8,355 Invesco QQQ Trust Series 1 5,195,724
11,719 Invesco Senior Loan ETF 243,052
1,900 iShares Biotechnology ETF 327,617
45,000 iShares Broad USD High Yield
Corporate Bond ETF 1,693,800
332 iShares Semiconductor ETF 114,972
1,245 State Street Industrial Select
Sector SPDR ETF 205,973
16,683 State Street SPDR S&P 500 ETF
Trust 11,544,135
4,286 State Street SPDR S&P Biotech
ETF 534,678
541 VanEck Semiconductor ETF 218,272
Total 20,078,223
Total Registered Investment
Companies (cost $1,124,722,006) 1,777,937,487
Shares Common Stock 25.1% Value
Communications Services  2.4%
67,276 Alphabet, Inc., Class A 22,739,288
80,111 Alphabet, Inc., Class C 27,119,977
314 AST SpaceMobile, Inc.
a,b
34,920
82,756 AT&T, Inc. 2,169,035
746 CarGurus, Inc.
b
24,170
95,458 Comcast Corporation 2,839,875
509 Fox Corporation, Class B 33,375
1,363 Iridium Communications, Inc. 27,151
2,292 Liberty Global, Ltd., Class A
b
25,418
312 Liberty Media Corporation-Liberty
Formula One
b
27,150
6,049 Lumen Technologies, Inc.
b
53,352
88 Madison Square Garden Sports
Corporation
b
24,952
1,813 Magnite, Inc.
b
26,234
19,597 Match Group, Inc. 610,447
36,296 Meta Platforms, Inc. 26,006,084
Shares Common Stock  25.1% Value
Communications Services  2.4% - continued
85,597 Netflix, Inc.
b
$ 7,146,494
3,999 New York Times Company 293,167
23,967 News Corporation, Class A 647,828
239 Omnicom Group, Inc. 18,413
8,391 Pinterest, Inc.
b
185,693
2,041 Reddit, Inc.
b
367,931
5,085 ROBLOX Corporation
b
334,390
485 Roku, Inc.
b
46,172
258 Spotify Technology SA
b
129,090
265 Take-Two Interactive Software,
Inc.
b
58,380
4,271 T-Mobile US, Inc. 842,284
495 Trade Desk, Inc.
b
15,013
66,876 Universal Music Group NV 1,639,641
32,590 Verizon Communications, Inc. 1,450,907
19,104 Walt Disney Company 2,154,931
117,084 Warner Brothers Discovery, Inc.
b
3,224,493
106,787 Warner Music Group Corporation 3,201,474
Total 103,517,729
Consumer Discretionary  2.4%
160,456 ADT, Inc. 1,283,648
1,931 Advance Auto Parts, Inc. 92,707
148,362 Amazon.com, Inc.
b
35,503,027
2,969 American Eagle Outfitters, Inc. 69,207
45,446 Aptiv plc
b
3,442,535
1,755 Aramark 67,550
691 Asbury Automotive Group, Inc.
b
162,046
267 Autoliv, Inc. 32,371
53 AutoNation, Inc.
b
10,864
38 AutoZone, Inc.
b
140,763
3,593 Bath & Body Works, Inc. 78,327
563 Best Buy Company, Inc. 36,651
589 Booking Holdings, Inc. 2,946,084
2,229 Boot Barn Holdings, Inc.
b
397,832
6,312 BorgWarner, Inc. 299,252
73 Bright Horizons Family Solutions,
Inc.
b
6,762
320 Brunswick Corporation 25,670
915 Buckle, Inc. 43,280
5,849 Build-A-Bear Workshop, Inc. 349,068
1,599 CarMax, Inc.
b
71,220
2,039 Carnival Corporation
b
61,211
32 Cavco Industries, Inc.
b
15,745
2,213 Chewy, Inc.
b
64,420
716 Chipotle Mexican Grill, Inc.
b
27,831
2,926 Churchill Downs, Inc. 287,801
123 Citi Trends, Inc.
b
5,307
1,488 Coursera, Inc.
b
9,017
18,860 D.R. Horton, Inc. 2,807,122
1,802 Dana, Inc. 52,078
77 Darden Restaurants, Inc. 15,350
135 Deckers Outdoor Corporation
b
16,111
93 Domino's Pizza, Inc. 38,161
9,620 DoorDash, Inc.
b
1,968,444
44 Duolingo, Inc.
b
5,899
608 eBay, Inc. 55,462
873 Etsy, Inc.
b
46,234
443 Five Below, Inc.
b
84,897
8,538 Ford Motor Company 118,507
1,638 Fox Factory Holding Corporation
b
30,139
4,843 Frontdoor, Inc.
b
286,270
2,981 Gap, Inc. 83,408
3,513 Garmin, Ltd. 708,361
1,951 Garrett Motion, Inc. 35,196

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Consumer Discretionary  2.4% - continued
20,453 General Motors Company $ 1,718,052
3,651 Gentex Corporation 84,010
167 GigaCloud Technology, Inc.
b
6,668
5,015 Goodyear Tire & Rubber
Company
b
47,191
463 Grand Canyon Education, Inc.
b
80,488
7,083 Hilton Worldwide Holdings, Inc. 2,114,346
6,990 Home Depot, Inc. 2,618,384
1,887 Installed Building Products, Inc. 543,720
11,169 Laureate Education, Inc.
b
383,097
364 Lear Corporation 42,621
3,761 Life Time Group Holdings, Inc.
b
109,708
171 Lithia Motors, Inc. 55,308
19,601 Lowe's Companies, Inc. 5,234,643
178 Lululemon Athletica, Inc.
b
31,061
132 M/I Homes, Inc.
b
17,648
2,253 Macy's, Inc. 45,105
6,554 Mattel, Inc.
b
136,913
2,844 McDonald's Corporation 895,860
399 MGM Resorts International
b
13,383
1,658 Mohawk Industries, Inc.
b
196,274
70 NVR, Inc.
b
534,501
27,021 O'Reilly Automotive, Inc.
b
2,659,137
250 Planet Fitness, Inc.
b
22,760
172 PulteGroup, Inc. 21,516
1,830 Ralph Lauren Corporation 646,740
269 Red Rock Resorts, Inc. 16,982
18,902 Ross Stores, Inc. 3,565,862
621 Service Corporation International/
US 49,947
6,989 SharkNinja, Inc.
b
826,100
4,953 Sonos, Inc.
b
71,076
122,004 Sony Group Corporation ADR 2,696,288
433 Strategic Education, Inc. 36,814
7,851 Tapestry, Inc. 996,370
225 Taylor Morrison Home Corporation
b
13,714
31,638 Tesla, Inc.
b
13,617,312
5,072 Texas Roadhouse, Inc. 912,250
6,742 TJX Companies, Inc. 1,010,019
837 Toll Brothers, Inc. 120,938
1,032 TopBuild Corporation
b
483,028
513 Ulta Beauty, Inc.
b
332,096
13,201 Universal Technical Institute, Inc.
b
367,384
182 Urban Outfitters, Inc.
b
12,895
1,945 VF Corporation 38,103
8,929 Viking Holdings, Ltd.
b
644,227
299 Visteon Corporation 27,167
372 Wayfair, Inc.
b
38,498
5,039 Wendy's Company
a
39,254
638 Williams-Sonoma, Inc. 130,567
3,308 Wingstop, Inc. 878,042
190 Winmark Corporation 85,631
42,071 Wyndham Hotels & Resorts, Inc. 3,062,348
4,447 Wynn Resorts, Ltd. 477,830
499 Yum! Brands, Inc. 77,595
Total 100,769,306
Consumer Staples  0.9%
1,502 Albertsons Companies, Inc. 25,008
21,815 Altria Group, Inc. 1,352,312
206 Archer-Daniels-Midland Company 13,866
1,185 BellRing Brands, Inc.
b
29,471
396 BJ's Wholesale Club Holdings,
Inc.
b
36,606
437 Campbell's Company 12,227
Shares Common Stock  25.1% Value
Consumer Staples  0.9% - continued
1,139 Casey's General Stores, Inc. $ 690,804
1,151 Central Garden & Pet Company,
Class A
b
35,301
4,987 Chefs' Warehouse, Inc.
b
313,682
609 Church & Dwight Company, Inc. 58,616
5,777 Colgate-Palmolive Company 521,605
8,920 Conagra Brands, Inc. 165,109
2,369 Costco Wholesale Corporation 2,227,452
1,262 Darling Ingredients, Inc.
b
57,623
186 Dollar General Corporation 26,678
136 Dollar Tree, Inc.
b
15,992
56 Hershey Company 10,906
513 Ingredion, Inc. 60,585
1,785 John B. Sanfilippo & Son, Inc. 144,407
148,212 Keurig Dr Pepper, Inc. 4,066,937
832 Kroger Company 52,291
1,090 Lamb Weston Holdings, Inc. 50,064
1,211 Maplebear, Inc.
b
45,001
569 Marzetti Company 97,623
823 McCormick & Company, Inc. 50,886
710 Molson Coors Beverage Company 34,109
7,158 Monster Beverage Corporation
b
578,080
23,617 PepsiCo, Inc. 3,628,280
8,039 Philip Morris International, Inc. 1,442,518
467 Primo Brands Corporation 8,845
29,893 Procter & Gamble Company 4,536,861
1,405 Simply Good Foods Company
b
26,372
934 Smithfield Foods, Inc. 22,323
319 Sprouts Farmers Markets, Inc.
b
22,620
60,366 Sysco Corporation 5,061,689
5,906 Turning Point Brands, Inc. 715,512
1,364 Tyson Foods, Inc. 89,110
89,931 Unilever plc ADR 6,147,683
314 Universal Corporation 17,769
424 US Foods Holding Corporation
b
35,455
6,726 Vita Coco Company, Inc.
b
358,832
37,553 Walmart, Inc. 4,474,065
686 WD-40 Company 158,624
Total 37,519,799
Energy  1.0%
57,444 Antero Midstream Corporation 1,081,096
3,179 Antero Resources Corporation
b
115,620
4,617 APA Corporation 121,935
1,589 Archrock, Inc. 47,018
12,928 Baker Hughes Company 724,485
462 Cactus, Inc. 25,978
132 California Resources Corporation 7,062
4,697 Cheniere Energy, Inc. 993,509
494 Chord Energy Corporation 49,519
69,389 ConocoPhillips 7,232,415
96,433 Devon Energy Corporation 3,877,571
15,047 DHT Holdings, Inc. 215,623
269 Diamondback Energy, Inc. 44,103
1,141 DT Midstream, Inc. 143,789
155,719 Enterprise Products Partners, LP 5,168,314
7,658 EOG Resources, Inc. 858,692
745 EQT Corporation 43,009
2,607 Expand Energy Corporation 293,053
84,545 Exxon Mobil Corporation 11,954,663
1,237 Gulfport Energy Corporation
b
252,558
110,366 Halliburton Company 3,699,468
3,313 Hess Midstream, LP 117,512
1,182 HF Sinclair Corporation 61,452
48,374 Kinder Morgan, Inc. 1,474,923

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Energy  1.0% - continued
1,100 Kodiak Gas Services, Inc. $ 46,211
15,004 Marathon Petroleum Corporation 2,643,555
2,121 Matador Resources Company 95,954
40 Noble Corporation plc 1,425
983 NOV, Inc. 18,038
389 Occidental Petroleum Corporation 17,657
233 Oceaneering International, Inc.
b
7,013
1,061 ONEOK, Inc. 84,021
2,776 Ovintiv, Inc. 120,673
4,783 Permian Resources Corporation 77,150
833 Phillips 66 119,585
2,388 Range Resources Corporation 90,386
539 Scorpio Tankers, Inc. 34,291
578 SLB, Ltd. 27,964
2,767 SM Energy Company 53,873
1,529 Talos Energy, Inc.
b
18,226
69 Targa Resources Corporation 13,868
13,853 TechnipFMC plc 771,889
237 Valero Energy Corporation 42,999
821 Viper Energy, Inc. 34,761
22,445 Williams Companies, Inc. 1,509,651
Total 44,432,557
Financials  3.8%
198 1st Source Corporation 13,331
330 ACNB Corporation 16,672
2,876 Affiliated Managers Group, Inc. 900,447
655 Affirm Holdings, Inc.
b
39,496
13,474 Allstate Corporation 2,681,191
10,757 Ally Financial, Inc. 454,806
9,650 Amalgamated Financial
Corporation 374,806
1,194 Amerant Bancorp, Inc. 25,910
5,540 American Express Company 1,951,022
432 American Financial Group, Inc. 56,277
40,861 American International Group, Inc. 3,059,672
3,908 Ameriprise Financial, Inc. 2,060,259
279 Ameris Bancorp 22,493
1,588 Aon plc 555,228
8,274 Arch Capital Group, Ltd.
b
794,635
3,161 Ares Management Corporation 473,107
949 Arrow Financial Corporation 32,086
1,754 Artisan Partners Asset
Management, Inc. 78,088
19,252 Associated Banc-Corp 524,810
660 Assurant, Inc. 157,166
619 Assured Guaranty, Ltd. 52,522
3,239 Atlantic Union Bankshares
Corporation 125,803
943 Axis Capital Holdings, Ltd. 97,299
214,363 Bank of America Corporation 11,404,112
680 Bank of Marin Bancorp 18,258
223 Bank of N.T. Butterfield & Son, Ltd. 11,551
43,451 Bank of New York Mellon
Corporation 5,210,644
449 Bank OZK 21,354
61 BankUnited, Inc. 2,896
659 Bankwell Financial Group, Inc. 31,757
1,027 Banner Corporation 63,510
880 Bar Harbor Bankshares 29,841
472 BCB Bancorp, Inc. 3,724
7,204 Beacon Financial Corporation 204,233
15,870 Berkshire Hathaway, Inc.
b
7,626,011
2,538 BlackRock, Inc. 2,839,870
5,479 Blue Owl Capital, Inc. 74,734
Shares Common Stock  25.1% Value
Financials  3.8% - continued
227 Bread Financial Holdings, Inc. $ 16,467
4,842 Bridgewater Bancshares, Inc.
b
93,015
193 Brown & Brown, Inc. 13,915
283 Burke & Herbert Financial Services
Corporation 18,531
1,348 Business First Bancshares, Inc. 37,973
7,719 Byline Bancorp, Inc. 246,468
228 C&F Financial Corporation 17,168
1,103 Cadence Bank 46,447
115 Camden National Corporation 5,471
669 Capital City Bank Group, Inc. 27,937
35,475 Capital One Financial Corporation 7,766,542
5,811 Capitol Federal Financial, Inc. 42,304
592 Carlyle Group, Inc. 34,798
90 Cathay General Bancorp 4,606
3,143 Central Pacific Financial
Corporation 102,368
99,425 Charles Schwab Corporation 10,332,246
986 ChoiceOne Financial Services, Inc. 28,288
12,953 Chubb, Ltd. 4,009,731
404 Cincinnati Financial Corporation 65,000
7,731 Citigroup, Inc. 894,554
417 Citizens Financial Group, Inc. 26,263
1,390 Civista Bancshares, Inc. 33,541
446 CNB Financial Corporation 12,354
2,721 CNO Financial Group, Inc. 114,418
211 Coinbase Global, Inc.
b
41,090
1,935 Columbia Banking System, Inc. 56,966
781 Commerce Bancshares, Inc. 41,112
29 Community Financial System, Inc. 1,812
5,350 Community Trust Bancorp, Inc. 330,095
1,300 Community West Bancshares 31,161
4,965 ConnectOne Bancorp, Inc. 132,168
25 Corpay, Inc.
b
7,866
398 Cullen/Frost Bankers, Inc. 54,852
5,237 Customers Bancorp, Inc.
b
413,828
2,718 Donnelley Financial Solutions, Inc.
b
140,656
1,892 Dynex Capital, Inc. 26,261
1,203 East West Bancorp, Inc. 137,671
674 Eastern Bankshares, Inc. 13,807
2,234 Enova International, Inc.
b
368,990
1,719 Enterprise Financial Services
Corporation 98,585
402 Equitable Holdings, Inc. 18,653
1,922 Essent Group, Ltd. 120,932
365 Euronet Worldwide, Inc.
b
26,448
345 Evercore, Inc. 121,878
93 Everest Group, Ltd. 30,809
2,067 F.N.B. Corporation 36,276
545 FactSet Research Systems, Inc. 138,626
2,027 Farmers National Banc
Corporation 26,310
818 Federal Agricultural Mortgage
Corporation 138,487
2,071 Federated Hermes, Inc. 110,343
1,030 Fidelity National Information
Services, Inc. 56,907
6,391 Fifth Third Bancorp 320,956
4,715 Financial Institutions, Inc. 155,312
1,556 First American Financial
Corporation 98,308
24,234 First Bancorp/Puerto Rico 536,056
1,224 First Bank/Hamilton, NJ 20,416
1,593 First Citizens BancShares, Inc./NC 3,296,825
2,351 First Financial Bancorp 67,568
333 First Financial Bankshares, Inc. 10,596

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Financials  3.8% - continued
1,506 First Financial Corporation $ 98,131
135 First Hawaiian, Inc. 3,584
3,815 First Horizon Corporation 93,429
228 First Internet Bancorp 4,968
1,296 First Merchants Corporation 51,529
1,990 First Mid-Illinois Bancshares, Inc. 83,779
427 FirstCash Holdings, Inc. 72,804
6,467 Fiserv, Inc.
b
412,142
679 Flagstar Bank NA 8,976
1,374 Flushing Financial Corporation 21,695
560 Flywire Corporation
b
7,056
2,521 Franklin Resources, Inc. 67,109
3,277 Fulton Financial Corporation 67,670
2,598 Genworth Financial, Inc.
b
21,667
2,383 Glacier Bancorp, Inc. 120,770
355 Global Life, Inc. 49,778
237 Global Payments, Inc. 17,002
4,887 Great Southern Bancorp, Inc. 299,964
902 Hamilton Lane, Inc. 127,398
408 Hancock Whitney Corporation 28,070
5,037 Hanmi Financial Corporation 133,833
193 Hanover Insurance Group, Inc. 33,609
2,945 Hartford Insurance Group, Inc. 397,752
573 HBT Financial, Inc. 15,460
1,618 Heritage Financial Corporation 41,761
4,600 Hilltop Holdings, Inc. 172,270
247 Home Bancorp, Inc. 14,743
877 Home BancShares, Inc. 25,345
4,404 Hometrust Bancshares, Inc. 189,900
1,757 Horizon Bancorp, Inc. 30,958
7,017 Houlihan Lokey, Inc. 1,181,101
1,663 Huntington Bancshares, Inc./OH 29,069
57 Independent Bank Corporation/MA 4,604
2,264 Independent Bank Corporation/MI 79,580
198 Interactive Brokers Group, Inc. 14,826
40,886 Intercontinental Exchange, Inc. 7,105,169
16,955 Invesco, Ltd. 462,702
41 Jack Henry & Associates, Inc. 7,348
981 Jackson Financial, Inc. 116,661
1,272 Jefferies Financial Group, Inc. 77,821
50,076 JPMorgan Chase & Company 15,317,748
4,822 Kearny Financial Corporation/MD 37,563
640 KeyCorp 13,773
2,309 Lazard, Inc. 124,039
1,425 LendingClub Corporation
b
24,097
1,313 Lincoln National Corporation 54,634
109 Loews Corporation 11,507
1,640 M&T Bank Corporation 363,375
2 Markel Group, Inc.
b
4,081
411 MarketAxess Holdings, Inc. 69,554
7,487 Marsh & McLennan Companies,
Inc. 1,408,979
9,044 Mastercard, Inc. 4,872,817
1,170 Mercantile Bank Corporation 60,817
42,693 MetLife, Inc. 3,367,624
33,549 MGIC Investment Corporation 903,139
3,955 Moody's Corporation 2,039,040
39,097 Morgan Stanley 7,146,932
3,081 Morningstar, Inc. 622,639
156 MSCI, Inc. 95,038
24,630 Nasdaq, Inc. 2,386,401
1,133 National Bank Holdings
Corporation 45,524
2,841 NBT Bancorp, Inc. 126,226
6,849 NMI Holdings, Inc.
b
265,193
Shares Common Stock  25.1% Value
Financials  3.8% - continued
1,317 Northeast Community Bancorp,
Inc. $ 31,081
2,652 Northern Trust Corporation 396,288
2,651 Northfield Bancorp, Inc. 32,660
18,046 Northwest Bancshares, Inc. 232,432
6,169 OFG Bancorp 248,611
19,800 Old National Bancorp 483,714
16,715 Old Republic International
Corporation 654,727
13,872 Old Second Bancorp, Inc. 275,220
2,639 OneMain Holdings, Inc. 172,960
1,095 Orange County Bancorp, Inc. 33,748
5,824 Orrstown Financial Services, Inc. 209,780
314 Palomar Holdings, Inc.
b
38,807
18 Park National Corporation 2,933
976 Parke Bancorp, Inc. 26,655
512 Paymentus Holdings, Inc.
b
13,686
1,236 PCB Bancorp 27,736
205 PennyMac Financial Services, Inc. 20,484
1,150 Peoples Bancorp, Inc./OH 37,398
610 Peoples Financial Services
Corporation 31,781
1,576 Pinnacle Financial Partners, Inc. 149,862
152 Piper Sandler Companies 52,645
445 PNC Financial Services Group,
Inc. 99,369
4,546 Popular, Inc. 607,027
486 Principal Financial Group, Inc. 46,034
5,873 Progressive Corporation 1,221,584
548 Prosperity Bancshares, Inc. 37,817
1,074 Provident Financial Services, Inc. 23,778
771 Prudential Financial, Inc. 85,666
3,556 Radian Group, Inc. 116,992
339 Raymond James Financial, Inc. 56,227
957 Regions Financial Corporation 27,275
613 Reinsurance Group of America,
Inc. 124,286
501 RenaissanceRe Holdings, Ltd. 141,132
199 Renasant Corporation 7,504
784 RLI Corporation 45,809
21,215 Robinhood Markets, Inc.
b
2,110,468
594 Rocket Companies, Inc. 10,650
5,335 S&P Global, Inc. 2,815,760
27,134 SEI Investments Company 2,383,722
278 Selective Insurance Group, Inc. 23,374
133 ServisFirst Bancshares, Inc. 10,886
2,141 Shore Bancshares, Inc. 40,615
2,069 Simmons First National
Corporation 42,063
1,282 South Plains Financial, Inc. 53,408
907 Southern Missouri Bancorp, Inc. 56,751
6,934 SouthState Bank Corporation 709,556
710 Starwood Property Trust, Inc. 12,730
797 State Street Corporation 104,295
1,040 StepStone Group, Inc. 73,518
4,500 Stifel Financial Corporation 554,850
4,852 Stock Yards Bancorp, Inc. 328,432
107 StoneX Group, Inc.
b
12,012
180 Synchrony Financial 13,073
134 Texas Capital Bancshares, Inc.
b
13,557
1,023 Third Coast Bancshares, Inc.
b
41,493
7,186 Toast, Inc.
b
223,556
651 Tompkins Financial Corporation 52,158
1,561 Towne Bank/Portsmouth, VA 54,635
766 TPG RE Finance Trust, Inc. 6,917
701 TPG, Inc. 41,296

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Financials  3.8% - continued
3,038 Tradeweb Markets, Inc. $ 313,127
11,986 Triumph Financial, Inc.
b
756,197
2,580 U.S. Bancorp 144,764
526 UMB Financial Corporation 66,876
683 United Bankshares, Inc. 28,911
2,046 United Community Banks, Inc. 70,444
574 Unity Bancorp, Inc. 30,973
1,244 Univest Financial Corporation 41,226
2,547 Unum Group 193,496
2,467 Valley National Bancorp 30,739
1,132 Virtu Financial, Inc. 46,989
20,731 Visa, Inc. 6,671,858
1,201 Washington Trust Bancorp, Inc. 41,278
1,232 Webster Financial Corporation 81,029
152,949 Wells Fargo & Company 13,840,355
10,975 WesBanco, Inc. 387,308
707 Western Alliance Bancorp 63,029
6,144 Western Union Company 57,569
78 Willis Towers Watson plc 24,763
1,380 Wintrust Financial Corporation 203,536
3,000 WisdomTree, Inc. 48,600
121 WSFS Financial Corporation 7,832
10,661 Zions Bancorp NA 638,701
Total 163,854,508
Health Care  2.8%
1,984 4D Molecular Therapeutics, Inc.
b
17,578
1,906 AbbVie, Inc. 425,057
1,898 Adaptive Biotechnologies
Corporation
b
35,113
21,216 ADMA Biologics, Inc.
b
367,037
24,213 Agilent Technologies, Inc. 3,240,910
475 Agios Pharmaceuticals, Inc.
b
13,034
910 Align Technology, Inc.
b
148,357
350 Alkermes plc
b
11,862
900 Alnylam Pharmaceuticals, Inc.
b
304,254
5,746 Amgen, Inc. 1,964,442
1,203 Amneal Pharmaceuticals, Inc.
b
16,457
646 Anika Therapeutics, Inc.
b
5,963
1,491 Arcus Biosciences, Inc.
b
31,371
396 Argenx SE ADR
b
332,838
307 Artivion, Inc.
b
12,516
4,834 Avantor, Inc.
b
52,787
828 Azenta, Inc.
b
32,193
290 Biogen, Inc.
b
52,168
42,850 BioMarin Pharmaceutical, Inc.
b
2,422,739
1,680 Bio-Techne Corporation 107,671
42,580 Boston Scientific Corporation
b
3,982,507
2,522 BridgeBio Pharma, Inc.
b
194,875
6,856 Bristol-Myers Squibb Company 377,423
4,926 Bruker Corporation 218,173
250 Cardinal Health, Inc. 53,720
1,394 CareDx, Inc.
b
28,647
7,631 Cencora, Inc. 2,741,208
376 Centene Corporation
b
16,288
986 Charles River Laboratories
International, Inc.
b
207,533
15,580 Cigna Group 4,270,634
5,863 Concentra Group Holdings Parent,
Inc. 130,041
2,496 Cooper Companies, Inc.
b
203,124
640 CorVel Corporation
b
44,563
20,974 Danaher Corporation 4,590,999
37 DaVita, Inc.
b
4,046
2,231 Denali Therapeutics, Inc.
b
48,502
Shares Common Stock  25.1% Value
Health Care  2.8% - continued
3,458 Dentsply Sirona, Inc. $ 43,121
8,205 Dexcom, Inc.
b
599,293
216 Doximity, Inc.
b
8,094
1,608 Dyne Therapeutics, Inc.
b
28,767
787 Edwards Lifesciences
Corporation
b
64,030
6,280 Elanco Animal Health, Inc.
b
151,222
9,512 Eli Lilly & Company 9,865,371
1,920 Enanta Pharmaceuticals, Inc.
b
24,768
8,144 Encompass Health Corporation 769,852
558 Envista Holdings Corporation
b
13,096
2,905 Exelixis, Inc.
b
120,151
3,063 Fate Therapeutics, Inc.
b
3,645
4,003 Fortrea Holdings, Inc.
b
67,290
515 GE HealthCare Technologies, Inc. 40,670
2,123 GeneDx Holdings Corporation
b
204,360
36,492 Gilead Sciences, Inc. 5,180,039
973 Globus Medical, Inc.
b
88,232
2,705 Guardant Health, Inc.
b
308,478
6,455 HealthEquity, Inc.
b
553,000
1,159 Henry Schein, Inc.
b
87,481
59 Humana, Inc. 11,517
10,679 ICON plc
b
1,924,890
813 ICU Medical, Inc.
b
121,869
3,938 IDEXX Laboratories, Inc.
b
2,640,271
2,246 Illumina, Inc.
b
325,243
5,929 Incyte Corporation
b
593,315
466 Indivior Pharmaceuticals, Inc.
b
16,487
29 Insmed, Inc.
b
4,549
624 Inspire Medical Systems, Inc.
b
47,287
2,526 Insulet Corporation
b
646,176
10,997 Intuitive Surgical, Inc.
b
5,544,907
684 Ionis Pharmaceuticals, Inc.
b
56,546
416 IQVIA Holding, Inc.
b
95,742
2,402 iRhythm Holdings, Inc.
b
371,133
454 Jazz Pharmaceuticals, Inc.
b
74,678
49,499 Johnson & Johnson 11,248,648
20,569 Labcorp Holdings, Inc. 5,584,895
3,150 LeMaitre Vascular, Inc. 267,656
279 LivaNova plc
b
18,333
224 Masimo Corporation
b
30,762
2,398 Medpace Holdings, Inc.
b
1,396,787
49,261 Medtronic plc 5,071,913
78,869 Merck & Company, Inc. 8,696,885
5,306 Merit Medical Systems, Inc.
b
430,264
264 Mettler-Toledo International, Inc.
b
362,535
1,768 Mirum Pharmaceuticals, Inc.
b
182,493
1,319 Moderna, Inc.
b
58,128
1,248 Myriad Genetics, Inc.
b
7,014
1,762 Natera, Inc.
b
407,269
4,860 Neogen Corporation
b
49,669
4,224 Neurocrine Biosciences, Inc.
b
574,717
273 Option Care Health, Inc.
b
9,282
2,193 Penumbra, Inc.
b
785,467
25,113 Pfizer,
Inc.
663,988
454 Prestige Consumer Healthcare,
Inc.
b
29,269
2,241 Progyny, Inc.
b
53,493
855 QIAGEN NV 45,888
65 Quest Diagnostics, Inc. 12,157
3,072 RadNet, Inc.
b
215,347
1,367 REGENXBIO, Inc.
b
15,256
4,070 Repligen Corporation
b
607,936
63 ResMed, Inc. 16,274
366 Revolution Medicines, Inc.
b
35,484

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Health Care  2.8% - continued
706 Revvity, Inc. $ 76,813
15,935 Royalty Pharma plc 664,171
28,919 Sanofi SA ADR 1,360,350
804 Sotera Health Company
b
14,568
12,754 STERIS plc 3,349,200
11,867 Stevanato Group SPA 184,888
6,716 Stryker Corporation 2,481,965
2,288 Teleflex, Inc. 238,799
1,197 Tenet Healthcare Corporation
b
226,568
2,965 Thermo Fisher Scientific, Inc. 1,715,579
11,454 Twist Bioscience Corporation
b
470,416
2,369 UFP Technologies, Inc.
b
594,951
354 United Therapeutics Corporation
b
166,199
10,971 UnitedHealth Group, Inc. 3,147,909
507 Universal Health Services, Inc. 102,039
387 Varex Imaging Corporation
b
5,395
804 Vaxcyte, Inc.
b
43,070
2,205 Veeva Systems, Inc.
b
449,644
6,286 Vericel Corporation
b
226,170
5,420 Vertex Pharmaceuticals, Inc.
b
2,546,858
19,679 Viatris, Inc. 257,598
26 Waters Corporation
b
9,639
10,837 Waystar Holding Corporation
b
287,831
2,506 West Pharmaceutical Services,
Inc. 579,187
2,103 Xencor, Inc.
b
25,425
625 Xenon Pharmaceuticals, Inc.
b
25,631
44,631 Zimmer Biomet Holdings, Inc. 3,886,021
10,050 Zoetis, Inc. 1,254,441
Total 118,671,334
Industrials  2.7%
4,734 3M Company 725,059
1,183 A.O. Smith Corporation 86,939
3,531 AAON, Inc. 321,533
1,322 Acuity, Inc. 408,815
4,765 Advanced Drainage Systems, Inc. 724,471
159 AECOM 15,332
158 AGCO Corporation 17,919
13,148 Alight, Inc. 20,116
1,101 Allegheny Technologies, Inc.
b
132,450
2,206 Allegion plc 364,850
460 Allison Transmission Holdings, Inc. 50,002
71,149 Amentum Holdings, Inc.
b
2,545,711
812 American Superconductor
Corporation
b
24,295
14,626 AMETEK, Inc. 3,275,932
1,403 API Group Corporation
b
58,323
1,638 Applied Industrial Technologies,
Inc. 426,552
545 Arcosa, Inc. 62,386
1,405 Armstrong World Industries, Inc. 258,155
5,039 Atmus Filtration Technologies, Inc. 292,111
12,715 Automatic Data Processing, Inc. 3,138,316
713 Axon Enterprise, Inc.
b
344,793
178 AZZ, Inc. 22,124
2,193 Badger Infrastructure Solutions,
Ltd. 123,996
7,603 Barrett Business Services, Inc. 288,914
1,453 Brady Corporation 125,641
59 Brink's Company 7,495
72 Broadridge Financial Solutions,
Inc. 14,192
6,463 BWX Technologies, Inc. 1,327,694
62 CACI International, Inc.
b
38,476
Shares Common Stock  25.1% Value
Industrials  2.7% - continued
2,910 Casella Waste Systems, Inc.
b
$ 293,561
12,252 Caterpillar, Inc. 8,053,975
6,394 CECO Environmental Corporation
b
431,147
5,573 Cintas Corporation 1,066,616
1,930 Clean Harbors, Inc.
b
501,626
292,313 CNH Industrial NV 3,145,288
15,480 Copart, Inc.
b
628,178
1,868 CRA International, Inc. 352,940
150 Crane Company 27,396
1,329 CSW Industrials, Inc. 358,803
227,045 CSX Corporation 8,573,219
263 Cummins, Inc. 152,230
1,467 Curtiss-Wright Corporation 963,364
91,784 Delta Air Lines, Inc. 6,047,648
2,569 DNOW, Inc.
b
39,023
1,329 Donaldson Company, Inc. 135,478
74 Dycom Industries, Inc.
b
26,965
1,141 EMCOR Group, Inc. 822,353
1,111 Energy Recovery, Inc.
b
16,210
9,487 Enerpac Tool Group Corporation 382,895
808 EnerSys 145,594
1,590 EnPro, Inc. 379,660
89 Equifax, Inc. 17,925
1,661 ExlService Holdings, Inc.
b
65,028
1,430 Expeditors International of
Washington, Inc. 229,572
74,887 Fastenal Company 3,247,100
2,281 Federal Signal Corporation 246,553
3,952 Ferguson Enterprises, Inc. 997,722
68,476 Flowserve Corporation 5,351,399
311 Fortive Corporation 16,424
1,604 Fortune Brands Innovations, Inc. 86,776
927 FTAI Aviation, Ltd. 252,441
874 Gates Industrial Corporation plc
b
20,119
299 Generac Holdings, Inc.
b
50,244
12,798 General Dynamics Corporation 4,493,250
16,554 General Electric Company 5,078,602
1,104 Genpact, Ltd. 48,686
4,462 Graco, Inc. 389,666
6,938 Great Lakes Dredge & Dock
Corporation
b
103,931
28 HEICO Corporation 7,129
2,000 Helios Technologies, Inc. 129,560
49,787 Hexcel Corporation 4,122,861
591 HNI Corporation 28,244
25,965 Honeywell International, Inc. 5,907,557
4,552 Howmet Aerospace, Inc. 947,180
32 Hubbell, Inc. 15,614
1,249 Hudson Technologies, Inc.
b
8,955
331 Huntington Ingalls Industries, Inc. 139,189
2,405 Huron Consulting Group, Inc.
b
406,445
1,461 ICF International, Inc. 136,238
1,126 IDEX Corporation 223,567
272 IES Holdings, Inc.
b
103,439
525 Ingersoll Rand, Inc. 45,197
183 Insteel Industries, Inc. 6,065
1,447 ITT Corporation 263,788
20,806 Jacobs Solutions, Inc. 2,814,220
15,820 JB Hunt Transport Services, Inc. 3,207,030
14 Johnson Controls International plc 1,670
812 Kirby Corporation
b
95,540
380 Knight-Swift Transportation
Holdings, Inc. 20,938
1,872 Korn Ferry 130,048
15,219 L3Harris Technologies, Inc. 5,217,834

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Industrials  2.7% - continued
1,001 Leidos Holdings, Inc. $ 188,468
3,191 Limbach Holdings, Inc.
b
274,362
1,017 Lincoln Electric Holdings, Inc. 269,861
1,209 Lyft, Inc.
b
20,396
1,721 Masco Corporation 113,741
152 MasTec, Inc.
b
36,553
320 Maximus, Inc. 30,221
977 McGrath RentCorp 109,121
3,269 Mercury Systems, Inc.
b
306,894
1,163 Middleby Corporation
b
171,159
2,451 Modine Manufacturing Company
b
452,602
2,139 Moog, Inc. 653,144
923 Mueller Industries, Inc. 125,657
14,274 Mueller Water Products, Inc. 386,397
1,404 Nextpower, Inc.
b
164,394
50 Nordson Corporation 13,727
18,839 NPK International, Inc.
b
260,167
5,512 nVent Electric plc 618,777
2,815 Old Dominion Freight Line, Inc. 487,558
1,037 Oshkosh Corporation 149,141
5,777 Otis Worldwide Corporation 493,471
462 Owens Corning, Inc. 55,366
5,379 Parker-Hannifin Corporation 5,033,883
459 Paychex, Inc. 47,337
219 Paylocity Holding Corporation
b
29,561
2,446 Pentair plc 257,735
1,384 Quanta Services, Inc. 656,888
1,331 RBC Bearings, Inc.
b
665,061
162 Regal Rexnord Corporation 26,163
4,157 Republic Services, Inc. 894,129
1,108 Robert Half, Inc. 38,348
3,197 Rockwell Automation, Inc. 1,348,015
53 Ryder System, Inc. 10,138
541 Science Applications International
Corporation 55,052
1,753 Sensata Technologies Holding plc 60,636
175 SkyWest, Inc.
b
16,891
255 SPX Technologies, Inc.
b
53,145
403 SS&C Technologies Holdings, Inc. 33,002
1,779 Stanley Black & Decker, Inc. 139,936
931 Sterling Construction Company,
Inc.
b
333,214
324 Tetra Tech, Inc. 12,202
477 Textron, Inc. 42,005
2,414 Timken Company 224,961
1,642 Toro Company 150,243
1,501 Trane Technologies plc 631,291
3,136 TransUnion 247,807
518 Trex Company, Inc.
b
21,456
25,025 Uber Technologies, Inc.
b
2,003,251
1,815 UL Solutions, Inc. 127,467
372 UniFirst Corporation/MA 79,980
5,783 Union Pacific Corporation 1,359,583
555 United Airlines Holdings, Inc.
b
56,788
353 United Rentals, Inc. 276,067
10,933 Veralto Corporation 1,082,148
6,953 Verisk Analytics, Inc. 1,511,999
1,749 Verra Mobility Corporation
b
33,756
2,613 Vertiv Holdings Company 486,488
354 Wabtec Corporation 81,470
2,847 Waste Management, Inc. 632,717
1,436 WESCO International, Inc. 415,621
46 Woodward, Inc. 14,621
3,517 Xylem, Inc. 484,889
Shares Common Stock  25.1% Value
Industrials  2.7% - continued
1,673 Zurn Elkay Water Solutions
Corporation $ 77,142
Total 117,594,770
Information Technology  6.8%
4,457 Adobe, Inc.
b
1,307,015
9,722 Advanced Micro Devices, Inc.
b
2,301,489
3,967 Agilysys, Inc.
b
344,137
1,100 Akamai Technologies, Inc.
b
106,865
724 Ambarella, Inc.
b
46,365
1,953 Amkor Technology, Inc. 94,389
41,620 Amphenol Corporation 5,996,610
6,789 Analog Devices, Inc. 2,110,564
129,953 Apple, Inc. 33,720,204
7,676 Applied Materials, Inc. 2,474,128
4,077 AppLovin Corporation
b
1,928,869
37,378 Arista Networks, Inc.
b
5,297,958
208 Arrow Electronics, Inc.
b
27,558
1,737 ASGN, Inc.
b
90,480
92 Astera Labs, Inc.
b
13,857
14,401 Autodesk, Inc.
b
3,641,581
1,676 Bel Fuse, Inc. 337,194
519 Blackbaud, Inc.
b
27,870
3,100 BlackLine, Inc.
b
144,057
45,875 Broadcom, Inc. 15,198,388
3,736 Cadence Design Systems, Inc.
b
1,107,201
114 Calix, Inc.
b
5,092
133 Ciena Corporation
b
33,491
930 Cirrus Logic, Inc.
b
121,216
132,220 Cisco Systems, Inc. 10,355,470
1,475 Cloudflare, Inc.
b
261,591
10,230 Cognex Corporation 396,310
780 Cognizant Technology Solutions
Corporation 64,007
2,287 Coherent Corporation
b
485,256
269 CommVault Systems, Inc.
b
23,053
1,634 Corning, Inc. 168,711
1,929 Crane NXT Company 97,453
63 Credo Technology Group Holding,
Ltd.
b
7,893
68 CTS Corporation 3,496
659 CyberArk Software, Ltd.
b
283,917
1,628 Datadog, Inc.
b
210,533
6,595 DigitalOcean Holdings, Inc.
b
364,374
46 DocuSign, Inc.
b
2,417
778 Dolby Laboratories, Inc. 49,940
9,662 Dynatrace Holdings, LLC
b
368,026
850 Enphase Energy, Inc.
b
31,433
487 EPAM Systems, Inc.
b
101,588
400 F5, Inc.
b
110,244
1,610 Fabrinet
b
787,998
6,605 Flex, Ltd.
b
416,379
36,593 Fortinet, Inc.
b
2,973,547
444 Freshworks, Inc.
b
4,786
986 Gen Digital, Inc. 23,654
6,220 Gitlab, Inc.
b
217,576
2,827 GoDaddy, Inc.
b
284,170
20,394 GPGI, Inc.
b
480,687
4,549 Guidewire Software, Inc.
b
640,317
3,476 Hewlett Packard Enterprise
Company 74,804
1,380 I3 Verticals, Inc.
b
30,650
1,897 Impinj, Inc.
b
261,976
596 InterDigital, Inc. 194,558

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Information Technology  6.8% - continued
12,556 International Business Machines
Corporation $ 3,850,925
19,282 JFrog, Ltd.
b
1,056,654
8,747 Keysight Technologies, Inc.
b
1,892,239
1,088 KLA Corporation 1,553,599
1,759 Knowles Corporation
b
42,638
31,388 Lam Research Corporation 7,327,842
9,747 Lattice Semiconductor
Corporation
b
784,828
521 Littelfuse, Inc. 168,679
1,568 Lumentum Holdings, Inc.
b
614,405
344 MACOM Technology Solutions
Holdings, Inc.
b
75,357
156 Manhattan Associates, Inc.
b
23,558
4,081 Marvell Technology, Inc. 322,073
1,442 Microchip Technology, Inc. 109,477
22,167 Micron Technology, Inc. 9,196,645
102,646 Microsoft Corporation 44,167,547
1,943 MKS, Inc. 457,402
2,797 Monday.com, Ltd.
b
320,956
86 MongoDB, Inc.
b
31,934
1,050 Monolithic Power Systems, Inc. 1,180,358
6,773 Motorola Solutions, Inc. 2,726,403
4,477 Napco Security Technologies, Inc. 165,157
4,379 NetApp, Inc. 421,917
36,994 Nokia Oyj ADR
a
237,871
1,702 Novanta, Inc.
b
228,987
277,002 NVIDIA Corporation 52,943,392
2,603 NXP Semiconductors NV 588,642
944 ON Semiconductor Corporation
b
56,536
3,230 Onto Innovation, Inc.
b
652,622
32,381 Oracle Corporation 5,329,265
17,944 Palantir Technologies, Inc.
b
2,630,411
9,014 Pegasystems, Inc. 393,822
583 Plexus Corporation
b
116,209
1,639 PTC, Inc.
b
255,897
181 Q2 Holdings, Inc.
b
11,086
413 Qnity Electronics, Inc. 39,722
49,770 Qualcomm, Inc. 7,544,634
2,997 Rambus, Inc.
b
341,149
123 Roper Industries, Inc. 45,661
4,639 Salesforce, Inc. 984,813
102,180 Samsung Electronics Company,
Ltd. 11,288,313
211 SanDisk Corporation/DE
b
121,589
114 Sanmina Corporation
b
16,152
30,419 ServiceNow, Inc.
b
3,559,327
14,802 Shopify, Inc.
b
1,942,466
3,388 Silicon Laboratories, Inc.
b
482,621
887 SiTime Corporation
b
322,079
2,269 Skyworks Solutions, Inc. 126,519
1,885 Snowflake, Inc.
b
363,240
4,695 Sprout Social, Inc.
b
42,490
755 Synopsys, Inc.
b
351,162
26,654 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 8,810,746
35,112 TD SYNNEX Corporation 5,571,221
10,173 TE Connectivity plc 2,266,341
212 Teledyne Technologies, Inc.
b
131,504
779 Tenable Holdings, Inc.
b
17,185
6,225 Teradyne, Inc. 1,500,536
9,639 Texas Instruments, Inc. 2,077,686
10,769 Trimble, Inc.
b
727,984
3,588 TTM Technologies, Inc.
b
352,342
776 Tyler Technologies, Inc.
b
286,654
Shares Common Stock  25.1% Value
Information Technology  6.8% - continued
1,881 Unity Software, Inc.
b
$ 54,737
597 Varonis Systems, Inc.
b
17,814
4,418 VeriSign, Inc. 1,079,008
3,262 Vistance Networks, Inc.
b
58,716
22,074 Vontier Corporation 827,775
5,075 Western Digital Corporation 1,269,917
66 Workday, Inc.
b
11,592
1,591 Zebra Technologies Corporation
b
373,853
537 Zoom Communications, Inc.
b
49,458
99 Zscaler, Inc.
b
19,801
Total 289,265,532
Materials  0.9%
60 Air Products and Chemicals, Inc. 16,350
1,029 Albemarle Corporation 175,578
2,937 Alcoa Corporation 166,851
5,826 Amcor plc 257,801
397 AngloGold Ashanti plc 36,869
599 AptarGroup, Inc. 74,845
2,120 Ashland, Inc. 129,659
720 Avery Dennison Corporation 133,567
2,127 Avient Corporation 76,891
1,803 Balchem Corporation 306,817
1,561 Ball Corporation 88,774
1,244 Celanese Corporation 55,283
75,428 CF Industries Holdings, Inc. 7,032,153
3,561 Coeur Mining, Inc.
b
72,787
980 Commercial Metals Company 75,333
12,641 Constellium SE
b
284,043
1,404 Corteva, Inc. 102,211
31,598 Crown Holdings, Inc. 3,307,679
1,888 DuPont de Nemours, Inc. 82,921
19,347 Eastman Chemical Company 1,341,134
11,756 Ecolab, Inc. 3,315,075
8,560 Element Solutions, Inc. 249,096
18,118 Freeport-McMoRan, Inc. 1,091,247
2,220 Greif, Inc. 156,776
1,927 Hecla Mining Company 43,396
8,305 Huntsman Corporation 89,860
744 Ingevity Corporation
b
48,948
252 International Flavors & Fragrances,
Inc. 17,592
43,067 International Paper Company 1,736,462
9,827 Ivanhoe Mines, Ltd.
b
124,276
505 Kaiser Aluminum Corporation 61,923
7,817 Linde plc 3,572,135
1,019 Louisiana-Pacific Corporation 85,331
740 Martin Marietta Materials, Inc. 482,443
682 Minerals Technologies, Inc. 44,848
5,293 Mosaic Company 145,558
27 NewMarket Corporation 18,111
14,881 Newmont Corporation 1,671,880
31,081 Nucor Corporation 5,523,715
1,125 O-I Glass, Inc.
b
17,190
5,637 Orion SA 34,837
3,824 Packaging Corporation of America 851,031
712 PPG Industries, Inc. 82,329
51 Reliance, Inc. 16,805
517 Royal Gold, Inc. 136,131
778 Scotts Miracle-Gro Company 49,963
510 Sensient Technologies Corporation 48,205
1,278 Smurfit WestRock plc 53,203
36,019 Solstice Advanced Materials, Inc.
b
2,224,894
1,037 Sonoco Products Company 49,776
2,290 Steel Dynamics, Inc. 411,215

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  25.1% Value
Materials  0.9% - continued
405 Stepan Company $ 23,332
423 Vulcan Materials Company 127,128
Total 36,422,257
Real Estate  0.6%
1,644 Agree Realty Corporation 118,746
1,187 Alpine Income Property Trust, Inc. 20,915
2,296 Americold Realty Trust, Inc. 28,493
6,642 AvalonBay Communities, Inc. 1,180,084
5,337 Brixmor Property Group, Inc. 142,978
600 Broadstone Net Lease, Inc. 11,106
1,028 CareTrust REIT, Inc. 38,385
19,520 CBRE Group, Inc.
b
3,324,842
2,621 Colliers International Group, Inc. 358,291
2,833 Compass, Inc.
b
35,469
4,399 CoStar Group, Inc.
b
270,538
4,116 Cousins Properties, Inc. 103,888
48,211 Crown Castle, Inc. 4,185,197
2,327 Curbline Properties Corporation 56,430
854 Cushman & Wakefield, Ltd.
b
14,040
843 Digital Realty Trust, Inc. 139,896
5,575 Easterly Government Properties,
Inc. 130,399
10,160 EPR Properties 551,078
1,288 Equity Lifestyle Properties, Inc. 81,363
79,652 Essential Properties Realty Trust,
Inc. 2,418,235
92 Essex Property Trust, Inc. 23,172
1,187 Extra Space Storage, Inc. 163,770
400 Federal Realty Investment Trust 40,464
6,415 First Industrial Realty Trust, Inc. 372,262
2,646 Getty Realty Corporation 79,010
101 Global Net Lease, Inc. 955
172,724 Healthcare Realty Trust, Inc. 2,900,036
53,799 Host Hotels & Resorts, Inc. 996,895
274 Howard Hughes Holdings, Inc.
b
22,375
5,468 Independence Realty Trust, Inc. 91,316
18,578 Industrial Logistics Properties Trust 99,021
9,291 Innovative Industrial Properties,
Inc. 448,941
4,632 InvenTrust Properties Corporation 136,134
1,249 Iron Mountain, Inc. 115,070
283 Jones Lang LaSalle, Inc.
b
101,289
1,044 Kimco Realty Corporation 22,007
73 Lamar Advertising Company 9,367
2,425 Macerich Company 45,905
17,169 Medical Properties Trust, Inc. 86,188
52,206 Millrose Properties, Inc. 1,555,739
139 National Health Investors, Inc. 11,415
3,403 NetSTREIT Corporation 64,113
323 NNN REIT, Inc. 13,459
247 Omega Healthcare Investors, Inc. 10,838
11,623 Outfront Media, Inc. 282,671
5,262 Park Hotels & Resorts, Inc. 57,514
1,822 Peakstone Realty Trust 28,460
1,103 Postal Realty Trust, Inc. 20,108
193 Realty Income Corporation 11,804
415 Regency Centers Corporation 30,241
962 Rexford Industrial Realty, Inc. 38,990
4,624 RLJ Lodging Trust 34,356
184 Ryman Hospitality Properties 17,425
34,286 Sabra Health Care REIT, Inc. 642,177
8,370 Safehold, Inc. 118,101
785 SBA Communications Corporation 144,526
30,239 Sila Realty Trust, Inc. 736,320
Shares Common Stock  25.1% Value
Real Estate  0.6% - continued
58 Simon Property Group, Inc. $ 11,096
3,011 STAG Industrial, Inc. 112,943
4,897 Summit Hotel Properties, Inc. 21,645
67,669 Tanger, Inc. 2,214,130
7,611 Terreno Realty Corporation 468,381
635 Ventas, Inc. 49,320
337 Zillow Group, Inc., Class A
b
20,975
2,624 Zillow Group, Inc., Class C
b
165,391
Total 25,846,688
Utilities  0.8%
49,420 AES Corporation 724,003
2,612 Alliant Energy Corporation 172,157
1,465 American States Water Company 106,886
622 American Water Works Company,
Inc. 80,319
302 Artesian Resources Corporation 10,075
374 Avista Corporation 15,442
1,517 Black Hills Corporation 110,711
187 California Water Service Group 8,359
4,464 CenterPoint Energy, Inc. 177,176
3,746 Clearway Energy, Inc., Class A 126,502
4,177 Clearway Energy, Inc., Class C 150,999
256 Consolidated Edison, Inc. 27,297
17,475 Constellation Energy Corporation 4,904,883
105 DTE Energy Company 14,110
45,789 Duke Energy Corporation 5,556,495
46,859 Edison International 2,918,379
73,709 Entergy Corporation 7,067,956
34,808 Evergy, Inc. 2,670,818
2,006 Eversource Energy 138,675
2,227 Exelon Corporation 99,725
1,006 FirstEnergy Corporation 47,624
539 Middlesex Water Company 28,233
309 National Fuel Gas Company 25,879
3,736 New Jersey Resources
Corporation 184,857
4,077 NiSource, Inc. 180,570
1,061 Northwestern Energy Group, Inc. 71,999
461 OGE Energy Corporation 20,137
766 Otter Tail Corporation 68,297
58,438 PG&E Corporation 901,114
361 Pinnacle West Capital Corporation 33,775
46,825 Portland General Electric
Company 2,352,956
1,425 Spire, Inc. 120,398
88,302 UGI Corporation 3,541,793
1,109 Unitil Corporation 56,459
19,470 Vistra Energy Corporation 3,083,075
1,756 XPLR Infrastructure, LP
b
17,103
Total 35,815,236
Total Common Stock
(cost $790,027,097) 1,073,709,716
Principal
Amount Long-Term Fixed Income 18.8% Value
Asset-Backed Securities  0.4%
Access Group, Inc.
$ 9,562
4.312%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
9,560
ALLO Issuer, LLC
1,100,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
1,112,231

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Asset-Backed Securities  0.4% - continued
Balboa Bay Loan Funding, Ltd.
$ 1,000,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
$ 999,981
750,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
750,648
Barings CLO, Ltd.
975,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
975,648
Battalion CLO XIV, Ltd.
625,000
3.868%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
625,121
CarVal CLO I, Ltd.
600,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
600,861
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
510,812
Commonbond Student Loan Trust
10,190
4.287%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
10,087
Foundation Finance Trust
171,556
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
163,812
GSAA Home Equity Trust
1,534,801
4.102%,  8/25/2034, Ser.
2004-10, Class M2
d
1,423,488
Hertz Vehicle Financing III, LLC
550,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
556,857
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
863,544
HTAP Issuer Trust
616,322
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
616,248
Laurel Road Prime Student Loan
Trust
234,943
5.990%,  11/25/2043, Ser.
2018-D, Class A
c,d
224,636
LCM 41, Ltd.
450,000
5.672%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
449,548
MFA Trust
505,954
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
506,727
National Collegiate Trust
99,581
4.069%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
97,643
Oak Street Investment
544,312
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
494,698
Palmer Square Loan Funding, Ltd.
575,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
570,087
Principal
Amount Long-Term Fixed Income  18.8% Value
Asset-Backed Securities  0.4% - continued
Point Securitization Trust
$ 1,099,773
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
$ 1,103,526
PRET, LLC
1,172,297
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
1,174,498
518,477
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
520,479
PRPM, LLC
857,766
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
857,995
Shentel Issuer, LLC
750,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
c
761,953
Sunnova Hestia II Issuer, LLC
988,721
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
962,872
Unlock HEA Trust
486,586
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
487,067
716,900
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
719,364
VOLT CVI, LLC
400,831
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
401,361
Total 18,551,352
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
113,000 8.625%,  6/15/2029
c
118,986
Alumina, Pty. Ltd.
164,000 6.125%,  3/15/2030
c
169,176
Avient Corporation
83,000 6.250%,  11/1/2031
c
85,335
Axalta Coating Systems Dutch
Holding B BV
132,000 7.250%,  2/15/2031
c
138,924
Carpenter Technology Corporation
65,000 5.625%,  3/1/2034
c
65,960
Cascades, Inc./Cascades USA,
Inc.
138,000 6.750%,  7/15/2030
c
142,867
Celanese US Holdings, LLC
84,000 6.850%,  11/15/2028 88,182
56,000 6.500%,  4/15/2030 56,975
77,000 6.629%,  7/15/2032 80,333
124,000 6.750%,  4/15/2033
a
125,605
Cerdia Finanz GmbH
131,000 9.375%,  10/3/2031
c
133,256
Chemours Company
274,000 4.625%,  11/15/2029
c
255,503
Cleveland-Cliffs, Inc.
244,000 4.625%,  3/1/2029
c
240,089
89,000 6.875%,  11/1/2029
c
92,489
140,000 4.875%,  3/1/2031
c
134,235
52,000 7.375%,  5/1/2033
c
54,264
65,000 6.250%,  10/1/2040 56,787
Commercial Metals Company
91,000 6.000%,  12/15/2035
c
92,976

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Basic Materials  0.1% - continued
CVR Partners, LP/CVR Nitrogen
Finance Corporation
$ 146,000 6.125%,  6/15/2028
c
$ 145,993
First Quantum Minerals, Ltd.
167,000 8.625%,  6/1/2031
c
175,425
91,000 7.250%,  2/15/2034
c
95,604
Fortescue Treasury, Pty. Ltd.
40,000 4.500%,  9/15/2027
c
39,997
33,000 5.875%,  4/15/2030
c
33,955
67,000 6.125%,  4/15/2032
c
69,776
Glencore Funding, LLC
142,000 4.000%,  3/27/2027
c
142,061
Hecla Mining Company
61,000 7.250%,  2/15/2028 61,077
INEOS Finance plc
195,000 7.500%,  4/15/2029
c
163,323
Magnera Corporation
149,000 7.250%,  11/15/2031
c
140,807
Mercer International, Inc.
76,000 5.125%,  2/1/2029
a
46,961
Methanex Corporation
64,000 5.250%,  12/15/2029 64,370
64,000 5.650%,  12/1/2044 57,514
Methanex US Operations, Inc.
71,000 6.250%,  3/15/2032
c
73,216
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
105,041
46,000 8.500%,  5/1/2030
c
47,685
79,000 7.000%,  4/1/2031
c
83,025
Mosaic Company
427,000 4.600%,  11/15/2030 428,164
Novelis Corporation
68,000 4.750%,  1/30/2030
c
65,914
90,000 3.875%,  8/15/2031
c
82,356
Olin Corporation
78,000 6.625%,  4/1/2033
c
76,433
Olympus Water US Holding
Corporation
85,000 7.250%,  2/15/2033
c
84,669
Qnity Electronics, Inc.
208,000 5.750%,  8/15/2032
c
211,893
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054 255,367
SNF Group SACA
147,000 3.375%,  3/15/2030
c
138,225
Solstice Advanced Materials, Inc.
85,000 5.625%,  9/30/2033
c
85,449
SunCoke Energy, Inc.
168,000 4.875%,  6/30/2029
c
158,420
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
139,049
WR Grace Holdings, LLC
170,000 6.625%,  8/15/2032
c
169,061
Total 5,572,772
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
135,984
AECOM
164,000 6.000%,  8/1/2033
c
168,001
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
79,000 7.000%,  5/21/2030
c
82,339
Principal
Amount Long-Term Fixed Income  18.8% Value
Capital Goods  0.3% - continued
Amphenol Corporation
$ 373,000 5.300%,  11/15/2055 $ 355,809
Amrize Finance US, LLC
232,000 5.400%,  4/7/2035 239,963
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
c
14,838
157,000 6.375%,  3/15/2033
c
162,486
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
54,000 6.250%,  1/30/2031
c
55,494
ATI, Inc.
116,000 7.250%,  8/15/2030 121,603
Axon Enterprise, Inc.
92,000 6.125%,  3/15/2030
c
94,571
92,000 6.250%,  3/15/2033
c
95,326
BAE Systems plc
200,000 5.500%,  3/26/2054
c
200,777
200,000 5.250%,  3/26/2031
c
207,628
Ball Corporation
81,000 3.125%,  9/15/2031 74,441
Boeing Company
265,000 5.040%,  5/1/2027 267,789
162,000 6.259%,  5/1/2027 166,152
194,000 6.388%,  5/1/2031 210,500
360,000 5.705%,  5/1/2040 368,007
Bombardier, Inc.
98,000 6.000%,  2/15/2028
c
98,147
111,000 7.250%,  7/1/2031
c
117,845
185,000 7.000%,  6/1/2032
c
194,198
39,000 6.750%,  6/15/2033
c
40,965
108,000 7.450%,  5/1/2034
c
120,770
Brundage-Bone Concrete
Pumping Holdings, Inc.
208,000 7.500%,  2/1/2032
c
209,377
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
139,490
45,000 4.250%,  2/1/2032
c
42,891
67,000 6.375%,  3/1/2034
c
69,323
78,000 6.750%,  5/15/2035
c
81,949
Canpack SA/Canpack US, LLC
211,000 3.875%,  11/15/2029
c
201,771
Chart Industries, Inc.
101,000 7.500%,  1/1/2030
c
105,087
Clean Harbors, Inc.
74,000 6.375%,  2/1/2031
c
75,771
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
23,203
125,000 6.875%,  1/15/2030
c
126,625
50,000 8.750%,  4/15/2030
c
50,036
76,000 6.750%,  4/15/2032
c
76,593
Columbus McKinnon Corporation/
NY
180,000 7.125%,  2/1/2033
c
180,936
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
210,121
EquipmentShare.com, Inc.
138,000 9.000%,  5/15/2028
c
144,216
96,000 8.625%,  5/15/2032
c
102,627
ESAB Corporation
122,000 6.250%,  4/15/2029
c
125,359

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Capital Goods  0.3% - continued
GFL Environmental Holdings US,
Inc.
$ 181,000 5.500%,  2/1/2034
c
$ 181,417
GFL Environmental, Inc.
222,000 4.000%,  8/1/2028
c
218,490
Herc Holdings, Inc.
105,000 6.625%,  6/15/2029
c
108,664
100,000 7.000%,  6/15/2030
c
104,956
22,000 5.750%,  3/15/2031
c
22,156
137,000 7.250%,  6/15/2033
a,c
144,989
22,000 6.000%,  3/15/2034
c
22,111
Howmet Aerospace, Inc.
118,000 4.550%,  11/15/2032 118,569
Installed Building Products, Inc.
36,000 5.625%,  2/1/2034
c
36,207
Lockheed Martin Corporation
11,000 5.200%,  2/15/2064 10,216
78,000 6.150%,  9/1/2036 86,491
Martin Marietta Materials, Inc.
140,000 5.150%,  12/1/2034 142,674
Mauser Packaging Solutions
Holding Company
54,000 7.875%,  4/15/2030
c
55,012
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
94,400
Nesco Holdings II, Inc.
102,000 5.500%,  4/15/2029
c
100,511
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
196,052
Nordson Corporation
234,000 5.600%,  9/15/2028 242,042
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 440,801
OI European Group BV
230,000 4.750%,  2/15/2030
c
222,570
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
93,268
53,000 7.375%,  6/1/2032
a,c
54,055
Quikrete Holdings, Inc.
345,000 6.375%,  3/1/2032
c
357,797
QXO Building Products, Inc.
116,000 6.750%,  4/30/2032
c
119,536
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026 284,079
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
138,143
Reworld Holding Corporation
167,000 4.875%,  12/1/2029
c
161,669
Roller Bearing Company of
America, Inc.
79,000 4.375%,  10/15/2029
c
77,795
RTX Corporation
79,000 6.400%,  3/15/2054 87,020
375,000 4.450%,  11/16/2038 352,533
353,000 4.500%,  6/1/2042 319,656
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
105,552
Siemens Funding BV
279,000 5.800%,  5/28/2055
c
290,634
Principal
Amount Long-Term Fixed Income  18.8% Value
Capital Goods  0.3% - continued
Smyrna Ready Mix Concrete, LLC
$ 252,000 8.875%,  11/15/2031
c
$ 268,656
Spirit AeroSystems, Inc.
490,000 4.600%,  6/15/2028 493,171
SRM Escrow Issuer, LLC
37,000 6.000%,  11/1/2028
c
37,116
Standard Building Solutions, Inc.
76,000 6.500%,  8/15/2032
c
78,366
184,000 6.250%,  8/1/2033
c
188,077
88,000 5.875%,  3/15/2034
a,c
87,914
Standard Industries, Inc./NY
65,000 4.750%,  1/15/2028
c
64,660
65,000 3.375%,  1/15/2031
c
59,985
Synergy Infrastructure Holdings,
LLC
65,000 7.875%,  12/1/2030
c
67,804
TopBuild Corporation
46,000 4.125%,  2/15/2032
c
43,724
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 216,193
TransDigm, Inc.
159,000 6.750%,  8/15/2028
c
161,676
365,000 7.125%,  12/1/2031
c
382,779
183,000 6.625%,  3/1/2032
c
189,217
253,000 6.000%,  1/15/2033
c
257,780
21,000 6.250%,  1/31/2034
c
21,703
133,000 6.750%,  1/31/2034
c
137,657
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 180,040
170,000 4.000%,  7/15/2030 164,256
131,000 5.375%,  11/15/2033
c
130,923
Waste Pro USA, Inc.
101,000 7.000%,  2/1/2033
c
103,764
WESCO Distribution, Inc.
65,000 6.375%,  3/15/2029
c
67,016
46,000 6.625%,  3/15/2032
c
48,065
119,000 6.375%,  3/15/2033
c
123,911
Total 14,123,526
Collateralized Mortgage Obligations  1.2%
A&D Mortgage Trust
455,925
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
462,345
Alternative Loan Trust
104,102
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 52,994
Arroyo Mortgage Trust
1,000,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
c
966,723
BINOM Securitization Trust
308,842
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
288,063
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,e
759,018
Chase Home Lending Mortgage
Trust
850,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
864,688
CHNGE Mortgage Trust
271,970
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
273,029

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Collateralized Mortgage Obligations  1.2% -
continued
Citicorp Mortgage Securities, Inc.
$ 337,137
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 310,299
COLT Mortgage Loan Trust
578,051
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
532,915
Countrywide Alternative Loan Trust
116,004
4.134%,  10/25/2035, Ser.
2005-43, Class 4A1
d
100,263
556,112
7.000%,  10/25/2037, Ser.
2007-24, Class A10 177,216
Cross Mortgage Trust
682,022
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
689,899
CSMC Trust
395,500
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
354,891
Federal Home Loan Mortgage
Corporation - REMIC
1,086,189
4.000%,  1/25/2051, Ser.
5249, Class LA 1,079,567
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 789,289
1,174,694
7.697%,  (SOFR30A +
4.000%), 2/25/2026, Ser.
5567, Class MB
d
1,210,243
1,450,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,461,942
775,000
5.250%,  3/25/2055, Ser.
5519, Class CL 773,063
1,550,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,522,946
1,600,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,610,225
2,380,050
2.000%,  12/25/2050, Ser.
5051, Class WI
g
311,388
122,308
3.000%,  2/15/2033, Ser.
4170, Class IG
g
7,242
374,705
3.000%,  3/15/2033, Ser.
4180, Class PI
g
28,105
837,418
4.500%,  10/15/2033, Ser.
2695, Class BH 846,535
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 927,944
Federal Home Loan Mortgage
Corporation - SLST
875,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
761,057
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,142,481
925,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 905,991
881,164
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 756,348
1,764,842
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
234,710
153,696
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
2,342
Flagstar Mortgage Trust
3,981,487
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
3,344,449
Principal
Amount Long-Term Fixed Income  18.8% Value
Collateralized Mortgage Obligations  1.2% -
continued
$ 392,617
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
$ 358,735
GCAT Trust
483,403
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
445,267
942,484
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
957,579
GS Mortgage-Backed Securities
Trust
911,262
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
798,020
1,475,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,473,342
GSR Mortgage Loan Trust
505,780
5.284%,  9/25/2034, Ser.
2004-11, Class 2A2
d
494,230
HOMES Trust
825,000
6.950%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
822,337
J.P. Morgan Mortgage Trust
773,005
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
649,826
775,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
773,908
577,837
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
502,051
728,133
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,e
725,562
665,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
648,355
LHOME Mortgage Trust
518,636
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
519,325
Mello Mortgage Capital
Acceptance
835,121
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
701,501
Merrill Lynch Alternative Note
Asset Trust
145,298
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 45,204
Morgan Stanley Residential
Mortgage Loan Trust
1,200,000
7.336%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,212,937
750,000
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
c,d
750,082
New Residential Mortgage Loan
Trust
1,614,910
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,356,525
555,000
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,e
555,461
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
550,535
Palisades Mortgage Loan Trust
142,544
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
142,386
PMT Loan Trust
1,250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,281,449

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Collateralized Mortgage Obligations  1.2% -
continued
$ 1,375,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
$ 1,375,656
PRET Trust
621,086
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
608,242
PRET, LLC
940,000
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,e,h
940,513
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
529,473
RCO IX Mortgage, LLC
780,033
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
782,698
Residential Accredit Loans, Inc.
Trust
132,557
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 118,196
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
1,006,241
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
806,869
Santander Mortgage Asset
Receivable Trust
898,404
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
902,245
Sequoia Mortgage Trust
750,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
745,235
Toorak Mortgage Trust
575,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
578,767
TRK Trust
480,717
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
439,247
TVC Mortgage Trust
650,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
651,892
Verus Securitization Trust
272,045
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
246,649
Vontive Mortgage Trust
1,050,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,077,284
Total 50,122,034
Commercial Mortgage-Backed Securities  0.5%
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
945,641
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,474,540
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
587,647
Angel Oak Mortgage Trust
981,334
4.929%,  10/25/2070, Ser.
2025-13, Class A1
c
984,079
BANK
3,952,832
0.413%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
84,554
Principal
Amount Long-Term Fixed Income  18.8% Value
Commercial Mortgage-Backed Securities  0.5%
- continued
$ 5,284,375
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
$ 246,182
BBCMS Mortgage Trust
6,942,542
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
423,748
4,538,537
0.922%,  12/15/2058, Ser.
2025-C39, Class XA
d,g
314,738
Benchmark Mortgage Trust
700,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
730,783
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,075,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
f
8,387,056
3,150,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,f
3,169,005
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,029,947
Home Partners of America Trust
1,055,445
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,035,487
812,942
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
738,096
HTAP Issuer Trust
1,169,624
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,178,736
Provident Funding Mortgage Trust
1,400,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,337,382
Total 22,667,621
Communications Services  0.5%
AMC Networks, Inc.
160,000 10.250%,  1/15/2029
c
166,831
American Tower Corporation
235,000 5.800%,  11/15/2028 245,391
275,000 2.900%,  1/15/2030 261,155
261,000 5.000%,  1/31/2030 267,340
205,000 5.650%,  3/15/2033 215,622
AppLovin Corporation
530,000 5.375%,  12/1/2031 547,806
AT&T, Inc.
300,000 5.700%,  3/1/2057 287,408
229,000 6.050%,  8/15/2056 229,192
502,000 3.500%,  9/15/2053 335,310
427,000 4.750%,  4/30/2033
h
425,998
300,000 4.900%,  8/15/2037 291,564
Cable One, Inc.
49,000 4.000%,  11/15/2030
c
35,665
CCO Holdings, LLC/CCO Holdings
Capital Corporation
152,000 5.125%,  5/1/2027
c
152,062
30,000 5.000%,  2/1/2028
c
29,835
143,000 5.375%,  6/1/2029
c
141,413
305,000 4.750%,  3/1/2030
c
291,367
231,000 4.500%,  8/15/2030
c
217,103
99,000 4.250%,  2/1/2031
c
90,639
412,000 4.750%,  2/1/2032
c
376,315
102,000 7.000%,  2/1/2033
c
102,985
67,000 4.500%,  6/1/2033
c
58,623

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Communications Services  0.5% - continued
$ 237,000 4.250%,  1/15/2034
a,c
$ 200,192
136,000 7.375%,  2/1/2036
c
136,163
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
336,000 5.850%,  12/1/2035 334,402
650,000 3.500%,  6/1/2041 465,186
Clear Channel Outdoor Holdings,
Inc.
142,000 7.875%,  4/1/2030
c
149,507
Comcast Corporation
341,000 5.350%,  5/15/2053
a
306,680
428,000 4.750%,  3/1/2044 371,971
Crown Castle, Inc.
300,000 4.900%,  9/1/2029 305,120
Deluxe Corporation
158,000 8.125%,  9/15/2029
c
165,788
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 663,544
DIRECTV Financing, LLC
38,000 8.875%,  2/1/2030
c
38,497
127,000 8.875%,  2/1/2030
c
128,589
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
228,000 5.875%,  8/15/2027
c
229,111
124,000 10.000%,  2/15/2031
c
127,731
FiberCop SPA
235,000 6.000%,  9/30/2034
c
228,207
Getty Images, Inc.
222,000 10.500%,  11/15/2030
c
224,791
Gray Media, Inc.
101,000 7.250%,  8/15/2033
c
103,401
Iliad Holding SAS
172,000 8.500%,  4/15/2031
c
184,181
110,000 7.000%,  4/15/2032
c
112,746
Level 3 Financing, Inc.
35,000 3.625%,  1/15/2029
c
32,467
180,000 6.875%,  6/30/2033
c
185,488
186,000 7.000%,  3/31/2034
c
192,660
135,000 8.500%,  1/15/2036
c
138,204
Lumen Technologies, Inc.
35,851 4.125%,  4/15/2030
c
35,851
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
194,860
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 161,269
411,000 5.400%,  8/15/2054 378,776
297,000 5.500%,  11/15/2045 285,605
Netflix, Inc.
60,000 4.875%,  6/15/2030
c
61,359
Nexstar Media, Inc.
105,000 4.750%,  11/1/2028
c
104,366
Omnicom Group, Inc.
130,000 4.200%,  6/1/2030 129,273
Orange SA
573,000 4.250%,  1/13/2031
c
568,189
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
125,000 4.625%,  3/15/2030
c
122,057
Principal
Amount Long-Term Fixed Income  18.8% Value
Communications Services  0.5% - continued
Paramount Global
$ 56,000 6.375%,  3/30/2062
d
$ 52,662
Rogers Communications, Inc.
55,000 7.000%,  4/15/2055
d
57,050
304,000 5.000%,  2/15/2029 310,217
Scripps Escrow II, Inc.
139,000 3.875%,  1/15/2029
a,c
128,284
Sinclair Television Group, Inc.
80,000 8.125%,  2/15/2033
c
82,754
Sirius XM Radio, LLC
56,000 5.000%,  8/1/2027
c
55,903
105,000 4.000%,  7/15/2028
c
102,566
125,000 4.125%,  7/1/2030
c
117,877
180,000 3.875%,  9/1/2031
a,c
164,404
Snap, Inc.
83,000 6.875%,  3/15/2034
c
84,753
SoftBank Corporation
313,000 5.332%,  7/9/2035
c
313,478
Sprint Capital Corporation
526,000 8.750%,  3/15/2032 636,998
Take-Two Interactive Software, Inc.
221,000 5.600%,  6/12/2034 229,594
Telecom Italia Capital SA
72,000 6.000%,  9/30/2034 73,766
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
199,345
TELUS Corporation
184,000 6.625%,  10/15/2055
d
188,182
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 376,090
336,000 4.950%,  11/15/2035 333,079
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
289,000 4.750%,  4/15/2028
c
288,372
Uniti Services, LLC
106,000 7.500%,  10/15/2033
c
109,440
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
27,864
151,000 4.500%,  5/1/2029
c
144,228
97,000 7.375%,  6/30/2030
c
98,271
117,000 8.500%,  7/31/2031
c
122,014
Verizon Communications, Inc.
228,000 5.875%,  11/30/2055 225,062
284,000 6.000%,  11/30/2065 280,938
324,000 5.000%,  1/15/2036 320,279
Viasat, Inc.
70,000 5.625%,  4/15/2027
c
70,037
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
62,912
Virgin Media O2 Vendor Financing
Notes VI DAC
200,000 8.500%,  3/15/2033
c
198,252
Virgin Media Secured Finance plc
238,000 5.500%,  5/15/2029
c
234,742
Virgin Media Vendor Financing
Notes IV DAC
262,000 5.000%,  7/15/2028
c
262,000
VMED O2 UK Financing I plc
69,000 7.750%,  4/15/2032
c
70,959
Vodafone Group plc
80,000 4.125%,  6/4/2081
d
75,281

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Communications Services  0.5% - continued
$ 98,000 5.125%,  6/4/2081
d
$ 77,789
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
212,195
WarnerMedia Holdings, Inc.
84,000 5.141%,  3/15/2052 55,829
354,000 4.054%,  3/15/2029 343,396
147,000 4.279%,  3/15/2032 129,360
384,000 5.050%,  3/15/2042 269,760
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
92,000 8.250%,  10/1/2031
c
96,372
Zegona Finance plc
133,000 8.625%,  7/15/2029
c
140,213
Ziggo BV
70,000 4.875%,  1/15/2030
c
66,085
Total 19,324,507
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
47,000 3.875%,  1/15/2028
c
46,299
104,000 4.375%,  1/15/2028
c
103,385
156,000 6.125%,  6/15/2029
c
159,926
122,000 5.625%,  9/15/2029
c
124,064
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
c
47,150
72,000 7.500%,  2/15/2033
a,c
74,761
ADT Security Corporation
107,000 4.125%,  8/1/2029
c
104,248
107,000 4.875%,  7/15/2032
c
103,615
Advance Auto Parts, Inc.
132,000 7.000%,  8/1/2030
c
134,238
121,000 7.375%,  8/1/2033
c
122,815
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
243,000 4.625%,  6/1/2028
c
239,712
Allison Transmission, Inc.
53,000 3.750%,  1/30/2031
c
49,960
American Axle & Manufacturing,
Inc.
182,000 5.000%,  10/1/2029 177,566
85,000 6.375%,  10/15/2032
c
86,725
84,000 7.750%,  10/15/2033
c
86,413
American Honda Finance
Corporation
306,000 5.100%,  1/8/2036
a
304,801
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
107,870
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
134,090
Aston Martin Capital Holdings, Ltd.
119,000 10.000%,  3/31/2029
c
106,212
Bath & Body Works, Inc.
57,000 6.950%,  3/1/2033 56,809
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
192,000 9.500%,  7/1/2032
c
182,984
Beach Acquisition Bidco, LLC
174,972
0.000%,PIK 10.750%,
7/15/2033
c,i
192,529
Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Cyclical  0.6% - continued
Belron UK Finance plc
$ 202,000 5.750%,  10/15/2029
c
$ 205,846
Block Financial, LLC
423,000 5.375%,  9/15/2032 423,751
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
219,000 5.125%,  4/15/2029
a,c
194,129
Boyd Gaming Corporation
132,000 4.750%,  6/15/2031
c
128,584
Brightstar Lottery plc
251,000 5.250%,  1/15/2029
c
250,608
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
88,000 5.750%,  1/15/2033
c
87,483
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
150,000 4.875%,  2/15/2030
c
140,031
Caesars Entertainment, Inc.
319,000 4.625%,  10/15/2029
c
306,356
78,000 6.500%,  2/15/2032
c
79,757
75,000 6.000%,  10/15/2032
a,c
72,964
Carnival Corporation
85,000 5.125%,  5/1/2029
c
85,996
296,000 5.750%,  8/1/2032
c
303,999
107,000 6.125%,  2/15/2033
c
110,072
Carvana Company
121,000
9.000%,PIK 0.000%,
6/1/2030
c,i
126,166
281,130
9.000%,PIK 0.000%,
6/1/2031
c,i
309,262
CBRE Services, Inc.
280,000 4.900%,  1/15/2033 281,099
Churchill Downs, Inc.
69,000 4.750%,  1/15/2028
c
68,764
69,000 6.750%,  5/1/2031
c
71,093
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,200
Dana, Inc.
51,000 4.500%,  2/15/2032
a
48,233
Dream Finders Homes, Inc.
126,000 6.875%,  9/15/2030
c
127,620
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
34,636
Expedia Group, Inc.
431,000 5.400%,  2/15/2035 440,197
Ford Motor Credit Company, LLC
360,000 5.850%,  5/17/2027 365,906
354,000 2.900%,  2/10/2029 335,483
315,000 7.122%,  11/7/2033 340,360
Forestar Group, Inc.
148,000 6.500%,  3/15/2033
c
151,322
FORVIA SE
192,000 8.000%,  6/15/2030
c
204,973
162,000 6.750%,  9/15/2033
c
166,105
Gap, Inc.
46,000 3.625%,  10/1/2029
c
43,749
52,000 3.875%,  10/1/2031
c
48,207
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
134,456

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Cyclical  0.6% - continued
General Motors Company
$ 272,000 5.350%,  4/15/2028 $ 278,861
General Motors Financial
Company, Inc.
120,000 5.400%,  5/8/2027 121,924
400,000 4.900%,  10/6/2029 406,439
403,000 5.450%,  7/15/2030 418,740
146,000 5.625%,  4/4/2032 152,095
241,000 5.450%,  1/8/2036
a
242,042
Genting New York, LLC/GENNY
Capital, Inc.
139,000 7.250%,  10/1/2029
c
143,656
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
69,000 8.375%,  1/15/2029
c
68,584
78,000 11.500%,  8/15/2029
c
82,680
169,000 8.750%,  1/15/2032
c
163,248
GLP Capital, LP
469,000 5.750%,  6/1/2028 480,569
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 63,792
69,000 5.000%,  7/15/2029
a
67,574
119,000 5.250%,  4/30/2031
a
114,527
Group 1 Automotive, Inc.
126,000 6.375%,  1/15/2030
c
129,342
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 292,571
32,000 4.000%,  5/1/2031
c
30,546
187,000 3.625%,  2/15/2032
c
173,115
81,000 5.750%,  9/15/2033
c
82,519
Home Depot, Inc.
228,000 4.250%,  4/1/2046 193,460
340,000 3.900%,  6/15/2047 270,330
Hyundai Capital America
375,000 1.800%,  1/10/2028
c
358,728
310,000 5.300%,  6/24/2029
c
319,814
Jacobs Entertainment, Inc.
178,000 6.750%,  2/15/2029
c
175,743
K Hovnanian Enterprises, Inc.
63,000 8.000%,  4/1/2031
c
64,541
KB Home
215,000 4.800%,  11/15/2029 214,055
Kingpin Intermediate Holdings,
LLC
210,000 7.250%,  10/15/2032
a,c
200,894
L Brands, Inc.
201,000 6.625%,  10/1/2030
c
205,845
110,000 6.875%,  11/1/2035 111,248
Las Vegas Sands Corporation
99,000 5.900%,  6/1/2027 100,817
499,000 5.625%,  6/15/2028 510,883
Lennar Corporation
329,000 5.200%,  7/30/2030 339,096
Life Time, Inc.
98,000 6.000%,  11/15/2031
c
100,478
Light & Wonder International, Inc.
65,000 7.250%,  11/15/2029
c
66,732
Lindblad Expeditions, LLC
83,000 7.000%,  9/15/2030
c
86,647
Lithia Motors, Inc.
130,000 4.625%,  12/15/2027
c
129,754
Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Cyclical  0.6% - continued
Live Nation Entertainment, Inc.
$ 71,000 4.750%,  10/15/2027
c
$ 70,978
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 222,005
498,000 2.625%,  4/1/2031 457,966
Macy's Retail Holdings, LLC
41,000 7.375%,  8/1/2033
c
43,295
75,000 4.500%,  12/15/2034 67,551
181,000 6.375%,  3/15/2037 170,518
Marriott International, Inc./MD
231,000 5.100%,  4/15/2032 237,629
Marriott Ownership Resorts, Inc.
335,000 6.500%,  10/1/2033
c
318,750
Match Group Holdings II, LLC
147,000 4.125%,  8/1/2030
c
138,556
91,000 6.125%,  9/15/2033
c
91,338
Mattamy Group Corporation
110,000 6.000%,  12/15/2033
c
108,083
McDonald's Corporation
470,000 4.450%,  3/1/2047 402,363
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
174,184
293,000 7.625%,  4/17/2032
c
307,234
162,000 6.500%,  9/24/2033
c
161,617
Meritage Homes Corporation
306,000 5.650%,  3/15/2035 312,181
MGM Resorts International
67,000 4.625%,  9/1/2026 67,038
108,000 6.125%,  9/15/2029 110,463
Michaels Companies, Inc.
54,000 5.250%,  5/1/2028
c
53,411
45,000 7.875%,  5/1/2029
c
43,844
Millrose Properties, Inc.
103,000 6.375%,  8/1/2030
c
105,131
121,000 6.250%,  9/15/2032
c
122,365
Muvico, LLC
118,726
9.000%,PIK 6.000%,
2/19/2029
a,c,i
116,979
NCL Corporation, Ltd.
126,000 5.875%,  1/15/2031
c
126,345
279,000 6.750%,  2/1/2032
c
285,921
105,000 6.250%,  9/15/2033
c
105,580
New Home Company, Inc.
79,000 8.500%,  11/1/2030
c
82,290
Nissan Motor Acceptance
Company, LLC
170,000 5.625%,  9/29/2028
c
170,583
170,000 6.125%,  9/30/2030
c
169,528
Nissan Motor Company, Ltd.
194,000 4.810%,  9/17/2030
c
183,145
Petco Health and Wellness
Company, Inc.
45,000 8.250%,  2/1/2031
c,h
45,118
PetSmart, LLC/PetSmart Finance
Corporation
277,000 7.500%,  9/15/2032
c
284,053
Phinia, Inc.
100,000 6.625%,  10/15/2032
c
104,105
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
101,199
185,000 9.750%,  4/15/2029
c
207,265
177,000 8.125%,  12/15/2029
c,d,j
183,193

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Cyclical  0.6% - continued
Raven Acquisition Holdings, LLC
$ 179,000 6.875%,  11/15/2031
c
$ 179,380
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
91,237
S&S Holdings, LLC
160,000 8.375%,  10/1/2031
c
152,550
Service Corporation International/
US
64,000 3.375%,  8/15/2030 59,869
47,000 4.000%,  5/15/2031 44,726
106,000 5.750%,  10/15/2032 107,681
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
32,000 5.375%,  4/15/2027 32,003
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
32,000 6.625%,  5/1/2032
a,c
32,699
Staples, Inc.
192,000 10.750%,  9/1/2029
c
188,665
Station Casinos, LLC
94,000 4.625%,  12/1/2031
c
90,240
Stellantis Finance US, Inc.
200,000 6.450%,  3/18/2035
c
208,425
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
c
203,150
Taylor Morrison Communities, Inc.
65,000 5.750%,  11/15/2032
c
66,717
Tenneco, Inc.
144,000 8.000%,  11/17/2028
c
144,857
Toyota Motor Credit Corporation
388,000 4.800%,  1/11/2036 384,903
Uber Technologies, Inc.
285,000 4.800%,  9/15/2034 283,501
340,000 4.800%,  9/15/2035 336,373
VICI Properties, LP/VICI Note
Company, Inc.
136,000 5.750%,  2/1/2027
c
137,449
176,000 4.125%,  8/15/2030
c
170,805
Victoria's Secret & Company
85,000 4.625%,  7/15/2029
c
83,117
Victra Holdings, LLC/Victra
Finance Corporation
102,000 8.750%,  9/15/2029
c
107,376
Viking Cruises, Ltd.
369,000 5.875%,  10/15/2033
c
374,089
Walmart, Inc.
298,000 4.500%,  9/9/2052 261,847
Wayfair, LLC
54,000 7.250%,  10/31/2029
c
56,462
45,000 7.750%,  9/15/2030
c
47,840
86,000 6.750%,  11/15/2032
a,c
88,887
Wynn Macau, Ltd.
222,000 6.750%,  2/15/2034
c
225,023
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
60,000 5.125%,  10/1/2029
c
60,178
153,000 7.125%,  2/15/2031
c
164,846
Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Cyclical  0.6% - continued
Yum! Brands, Inc.
$ 170,000 4.750%,  1/15/2030
c
$ 169,583
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
95,175
70,000 6.750%,  4/23/2030
c
70,184
130,000 6.875%,  4/23/2032
c
129,631
Total 26,228,740
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
170,000 10.000%,  4/15/2032
c
174,464
Abbott Laboratories
375,000 4.750%,  11/30/2036 373,003
AbbVie, Inc.
122,000 5.400%,  3/15/2054 118,325
755,000 4.500%,  5/14/2035 739,273
271,000 5.350%,  3/15/2044 268,036
Acadia Healthcare Company, Inc.
103,000 5.000%,  4/15/2029
c
98,886
90,000 7.375%,  3/15/2033
a,c
88,902
AdaptHealth, LLC
269,000 4.625%,  8/1/2029
c
259,819
Albertsons Companies, Inc.
68,000 5.625%,  3/31/2032
c,h
67,931
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
200,850
214,000 3.500%,  3/15/2029
c
205,390
43,000 5.500%,  3/31/2031
c
43,076
30,000 6.250%,  3/15/2033
c
30,633
257,000 5.750%,  3/31/2034
c,h
252,753
Altria Group, Inc.
227,000 4.875%,  2/4/2028 231,018
237,000 6.875%,  11/1/2033 266,547
Amgen, Inc.
375,000 4.200%,  2/22/2052 297,577
340,000 5.600%,  3/2/2043 342,538
Amneal Pharmaceuticals, LLC
41,000 6.875%,  8/1/2032
c
43,172
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 479,277
Anheuser-Busch InBev Worldwide,
Inc.
330,000 5.450%,  1/23/2039 340,069
305,000 5.550%,  1/23/2049 303,766
BAT Capital Corporation
244,000 7.079%,  8/2/2043 273,916
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,530
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 98,775
BellRing Brands, Inc.
69,000 7.000%,  3/15/2030
c
70,901
BioMarin Pharmaceutical, Inc.
110,000 5.500%,  2/15/2034
c,h
110,305
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 456,475
Bunge, Ltd. Finance Corporation
295,000 3.200%,  4/21/2031 277,830
87,000 4.650%,  9/17/2034 85,398

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Non-Cyclical  0.7% - continued
Cargill, Inc.
$ 160,000 5.375%,  10/23/2055
c
$ 153,625
350,000 5.125%,  2/11/2035
c
359,419
Cencora, Inc.
245,000 5.150%,  2/15/2035 250,037
Central Garden & Pet Company
92,000 4.125%,  10/15/2030
a
88,332
Champ Acquisition Corporation
70,000 8.375%,  12/1/2031
c
74,635
CHS/Community Health Systems,
Inc.
138,000 6.000%,  1/15/2029
c
137,627
79,000 6.875%,  4/15/2029
c
72,645
75,000 4.750%,  2/15/2031
c
67,279
83,000 10.875%,  1/15/2032
c
89,353
180,000 9.750%,  1/15/2034
c
187,665
Cigna Group
438,000 4.875%,  9/15/2032 443,337
701,000 5.250%,  1/15/2036 710,772
Conagra Brands, Inc.
394,000 1.375%,  11/1/2027 375,950
346,000 5.750%,  8/1/2035
a
352,246
Concentra Health Services, Inc.
57,000 6.875%,  7/15/2032
a,c
59,679
Constellation Brands, Inc.
192,000 2.875%,  5/1/2030 181,291
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
163,000 5.600%,  1/15/2031
c
164,986
CVS Health Corporation
157,000 7.000%,  3/10/2055
d
164,323
207,000 6.750%,  12/10/2054
d
215,195
277,000 5.450%,  9/15/2035 281,840
259,000 4.780%,  3/25/2038 243,100
404,000 6.000%,  6/1/2044 404,978
396,000 5.125%,  7/20/2045 355,720
DaVita, Inc.
142,000 3.750%,  2/15/2031
c
130,255
133,000 6.875%,  9/1/2032
c
136,996
79,000 6.750%,  7/15/2033
c
81,085
Edgewell Personal Care Company
196,000 5.500%,  6/1/2028
c
196,064
Eli Lilly & Company
170,000 5.500%,  2/12/2055 169,149
169,000 4.950%,  2/27/2063 151,599
336,000 4.550%,  10/15/2032 340,446
Embecta Corporation
54,000 6.750%,  2/15/2030
c
52,236
Encompass Health Corporation
104,000 4.500%,  2/1/2028 103,511
Endo Finance Holdings, LP
163,000 8.500%,  4/15/2031
a,c
172,472
Energizer Holdings, Inc.
242,000 6.000%,  9/15/2033
c
232,584
General Mills, Inc.
91,000 4.950%,  3/29/2033 92,040
Genmab AS/Genmab Finance,
LLC
218,000 6.250%,  12/15/2032
c
223,458
Grifols SA
86,000 4.750%,  10/15/2028
c
84,726
Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Non-Cyclical  0.7% - continued
HCA, Inc.
$ 337,000 5.250%,  3/1/2030 $ 347,886
396,000 3.500%,  9/1/2030 380,733
343,000 4.600%,  11/15/2032 339,797
222,000 5.450%,  9/15/2034 227,864
HLF Financing SARL, LLC/
Herbalife International, Inc.
223,000 12.250%,  4/15/2029
c
239,758
77,000 4.875%,  6/1/2029
c
73,072
Illumina, Inc.
277,000 4.650%,  9/9/2026 277,682
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
393,943
Insulet Corporation
45,000 6.500%,  4/1/2033
c
46,832
IQVIA, Inc.
158,000 6.250%,  6/1/2032
c
164,154
Jazz Securities DAC
99,000 4.375%,  1/15/2029
c
97,408
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
332,000 6.375%,  4/15/2066 335,599
330,000 5.950%,  4/20/2035 346,777
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
392,000 3.000%,  5/15/2032 354,223
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
125,000 9.000%,  2/15/2029
c
130,971
Kenvue, Inc.
386,000 4.850%,  5/22/2032 394,020
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 307,984
Kraft Heinz Foods Company
255,000 5.000%,  6/4/2042 232,572
234,000 4.375%,  6/1/2046 192,030
Lamb Weston Holdings, Inc.
70,000 4.125%,  1/31/2030
c
67,578
72,000 4.375%,  1/31/2032
c
68,596
LifePoint Health, Inc.
100,000 9.875%,  8/15/2030
c
107,284
55,000 10.000%,  6/1/2032
c
58,026
L'Oreal SA
200,000 5.000%,  5/20/2035
c
203,560
Mars, Inc.
60,000 5.650%,  5/1/2045
c
60,522
Medline Borrower, LP
78,000 3.875%,  4/1/2029
c
76,262
169,000 5.250%,  10/1/2029
c
169,292
Merck & Company, Inc.
503,000 5.550%,  12/4/2055 494,205
Newell Brands, Inc.
66,000 6.375%,  9/15/2027 66,557
108,000 6.625%,  9/15/2029 108,115
125,000 6.375%,  5/15/2030
a
123,554
87,000 6.625%,  5/15/2032
a
85,202
87,000 7.500%,  4/1/2046 73,464
Novartis Capital Corporation
260,000 4.700%,  9/18/2054 230,850

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Non-Cyclical  0.7% - continued
Organon & Company/Organon
Foreign Debt Co-Issuer BV
$ 104,000 4.125%,  4/30/2028
c
$ 102,005
248,000 5.125%,  4/30/2031
c
225,222
Performance Food Group, Inc.
145,000 4.250%,  8/1/2029
c
141,977
181,000 6.125%,  9/15/2032
c
185,898
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 96,996
247,000 6.125%,  9/30/2032 242,931
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 484,651
230,000 5.110%,  5/19/2043 221,036
Pfizer, Inc.
255,000 4.500%,  11/15/2032 255,813
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 247,761
341,000 5.375%,  2/15/2033 354,894
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
92,769
252,000 4.500%,  9/15/2031
c
238,736
92,000 6.250%,  10/15/2034
a,c
92,658
131,000 6.500%,  3/15/2036
c
131,118
Prime Healthcare Services, Inc.
357,000 9.375%,  9/1/2029
c
371,726
Radiology Partners, Inc.
125,000 8.500%,  7/15/2032
c
131,246
Roche Holdings, Inc.
275,000 4.666%,  12/2/2035
c
272,749
228,000 4.000%,  11/28/2044
c
193,952
Royalty Pharma plc
235,000 5.150%,  9/2/2029 242,039
219,000 5.200%,  9/25/2035 220,140
Select Medical Corporation
69,000 6.250%,  12/1/2032
a,c
66,963
Simmons Foods, Inc.
196,000 4.625%,  3/1/2029
c
188,901
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
72,603
Spectrum Brands, Inc.
15,000 3.875%,  3/15/2031
c
12,105
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
56,996
Stryker Corporation
277,000 5.200%,  2/10/2035 283,805
Surgery Center Holdings, Inc.
90,000 7.250%,  4/15/2032
c
90,613
Sysco Corporation
325,000 6.600%,  4/1/2040 360,053
Takeda Pharmaceutical Company,
Ltd.
346,000 5.650%,  7/5/2044 348,210
Takeda US Financing, Inc.
200,000 5.200%,  7/7/2035 202,474
TEAM Services Holding, Inc.
72,000 9.000%,  2/15/2033
c,h
72,270
Tenet Healthcare Corporation
302,000 5.125%,  11/1/2027 302,083
198,000 4.375%,  1/15/2030 194,564
244,000 6.750%,  5/15/2031 253,431
130,000 5.500%,  11/15/2032
c
131,338
Principal
Amount Long-Term Fixed Income  18.8% Value
Consumer Non-Cyclical  0.7% - continued
Teva Pharmaceutical Finance
Company, LLC
$ 67,000 6.150%,  2/1/2036 $ 70,482
US Acute Care Solutions, LLC
208,000 9.750%,  5/15/2029
c
208,911
Whirlpool Corporation
71,000 6.500%,  6/15/2033
a
70,062
Wyeth, LLC
229,000 6.500%,  2/1/2034 256,483
Total 28,902,126
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
33,000 7.500%,  10/1/2029
c
34,726
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
122,211
Archrock Services, LP/Archrock
Partners Finance Corporation
136,000 6.000%,  2/1/2034
c
135,897
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
66,000 5.875%,  6/30/2029
c
66,448
79,000 6.625%,  7/15/2033
c
81,804
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
109,419
Boardwalk Pipelines, LP
413,000 5.375%,  2/15/2036 414,200
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 392,250
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
89,620
60,000 6.875%,  7/1/2029
c
62,378
32,000 6.750%,  2/1/2030
a,c
33,529
California Resources Corporation
79,000 8.250%,  6/15/2029
c
83,091
Cheniere Energy Partners, LP
823,000 4.500%,  10/1/2029 826,161
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034 66,354
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
67,389
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
249,991
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
62,506
Comstock Resources, Inc.
103,000 6.750%,  3/1/2029
c
103,128
230,000 5.875%,  1/15/2030
c
224,411
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
392,017
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
128,280
Crescent Energy Finance, LLC
107,000 7.750%,  7/31/2029
c
107,267
111,000 7.625%,  4/1/2032
c
110,099
233,000 7.875%,  4/15/2032
c
231,819

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Energy  0.5% - continued
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
$ 142,000 8.625%,  3/15/2029
c
$ 148,507
80,000 7.375%,  6/30/2033
c
82,266
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
49,976
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 340,124
Eastern Energy Gas Holdings, LLC
455,000 5.800%,  1/15/2035 480,659
Energy Transfer, LP
208,000 6.500%,  2/15/2056
d
208,010
176,000 4.000%,  10/1/2027 175,870
175,000 5.150%,  2/1/2043 158,196
445,000 6.000%,  6/15/2048 433,841
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 201,244
Excelerate Energy, LP
78,000 8.000%,  5/15/2030
c
83,412
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 322,832
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 111,555
237,000 7.875%,  5/15/2032
a
247,313
Halliburton Company
228,000 5.000%,  11/15/2045 205,440
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
146,993
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
139,683
Hilcorp Energy I, LP/Hilcorp
Finance Company
200,000 5.750%,  2/1/2029
c
200,048
64,000 6.000%,  4/15/2030
c
62,971
149,000 6.250%,  4/15/2032
c
142,905
Howard Midstream Energy
Partners, LLC
62,000 7.375%,  7/15/2032
c
65,491
122,000 6.625%,  1/15/2034
c
125,221
ITT Holdings, LLC
239,000 6.500%,  8/1/2029
c
230,418
Kodiak Gas Services, LLC
84,000 6.500%,  10/1/2033
c
86,040
42,000 6.750%,  10/1/2035
c
43,398
Moss Creek Resources Holdings,
Inc.
46,000 8.250%,  9/1/2031
c
44,736
MPLX, LP
366,000 4.800%,  2/15/2031 369,968
455,000 4.950%,  9/1/2032 458,355
84,000 5.000%,  3/1/2033 84,271
Nabors Industries, Inc.
162,000 9.125%,  1/31/2030
c
171,077
130,000 7.625%,  11/15/2032
c
132,431
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
53,962
190,000 8.375%,  2/15/2032
c
198,865
Noble Finance II, LLC
136,000 8.000%,  4/15/2030
c
141,774
Principal
Amount Long-Term Fixed Income  18.8% Value
Energy  0.5% - continued
Northern Oil and Gas, Inc.
$ 109,000 8.750%,  6/15/2031
c
$ 112,678
ONEOK, Inc.
191,000 5.700%,  11/1/2054 178,469
254,000 4.750%,  10/15/2031 255,139
155,000 5.600%,  4/1/2044 147,262
Ovintiv, Inc.
295,000 7.200%,  11/1/2031 325,977
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 94,860
207,000 7.875%,  9/15/2030
a,c
207,280
Permian Resources Operating,
LLC
125,000 6.250%,  2/1/2033
c
128,769
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
108,906
Precision Drilling Corporation
89,000 6.875%,  1/15/2029
c
90,010
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
163,490
Santos Finance, Ltd.
177,000 5.750%,  11/13/2035
c
177,499
Saturn Oil & Gas, Inc.
43,000 9.625%,  6/15/2029
a,c
43,991
SESI, LLC
85,000 7.875%,  9/30/2030
c
85,708
SM Energy Company
50,000 8.375%,  7/1/2028
c
51,465
105,000 6.500%,  7/15/2028
a
106,231
236,000 8.750%,  7/1/2031
c
247,884
46,000 7.000%,  8/1/2032
c
46,118
South Bow USA Infrastructure
Holdings, LLC
303,000 5.026%,  10/1/2029 307,650
118,000 5.584%,  10/1/2034 119,019
Sunoco, LP
191,000 7.000%,  5/1/2029
c
198,608
168,000 5.875%,  3/15/2034
c
168,447
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 94,003
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
120,000 5.500%,  1/15/2028
c
119,959
95,000 7.375%,  2/15/2029
c
98,484
210,000 6.750%,  3/15/2034
c
213,719
Talos Production, Inc.
51,000 9.000%,  2/1/2029
c
53,139
Targa Resources Corporation
400,000 4.200%,  2/1/2033 382,654
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
121,715
TotalEnergies Capital SA
205,000 5.275%,  9/10/2054 193,744
TotalEnergies Capital USA, LLC
515,000 4.569%,  1/13/2033 515,104
Transocean International, Ltd.
151,000 8.250%,  5/15/2029
c
153,849
224,250 8.750%,  2/15/2030
c
233,766

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Energy  0.5% - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 114,000 7.125%,  3/15/2029
c
$ 118,038
126,000 6.250%,  10/1/2033
c
127,638
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
121,210
Var Energi ASA
200,000 5.875%,  5/22/2030
c
208,020
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
241,593
205,000 9.000%,  9/30/2029
c,d,j
180,343
133,000 7.000%,  1/15/2030
a,c
133,824
376,000 8.375%,  6/1/2031
c
384,578
134,000 9.875%,  2/1/2032
a,c
141,678
Venture Global Plaquemines LNG,
LLC
67,000 6.125%,  12/15/2030
c
68,963
154,000 6.500%,  1/15/2034
c
159,821
67,000 6.500%,  6/15/2034
c
69,387
77,000 7.750%,  5/1/2035
c
85,863
231,000 6.750%,  1/15/2036
c
242,148
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 246,821
429,000 4.800%,  3/1/2031 429,207
114,000 6.150%,  4/1/2033 120,481
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 476,053
145,000 5.600%,  3/15/2035 150,604
Total 19,594,713
Financials  1.7%
200 Park Funding Trust
188,000 5.740%,  2/15/2055
c
187,106
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
42,622
65,000 7.500%,  11/6/2030
c
67,294
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
363,000 5.375%,  12/15/2031 375,493
300,000 4.750%,  1/15/2033 297,095
Agree, LP
199,000 5.625%,  6/15/2034 208,146
Air Lease Corporation
68,000 4.650%,  6/15/2026
d,j
67,664
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
63,210
237,000 6.750%,  4/15/2028
c
240,921
93,000 7.000%,  1/15/2031
c
96,418
Ally Financial, Inc.
503,000 8.000%,  11/1/2031 570,351
99,000 6.700%,  2/14/2033
a
103,201
American Express Company
258,000 5.043%,  7/26/2028
d
262,046
187,000 5.085%,  1/30/2031
d
192,120
American Homes 4 Rent, LP
214,000 4.950%,  6/15/2030 216,770
American International Group, Inc.
469,000 5.125%,  3/27/2033 480,250
Americold Realty Operating
Partnership, LP
318,000 5.600%,  5/15/2032 322,229
Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
Ameriprise Financial, Inc.
$ 434,000 5.200%,  4/15/2035 $ 441,641
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
53,356
155,000 4.875%,  6/30/2029
c
152,930
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
229,290
Aon Global, Ltd.
250,000 4.600%,  6/14/2044 219,539
Aon North America, Inc.
185,000 5.750%,  3/1/2054 184,481
Apollo Debt Solutions BDC
143,000 5.200%,  12/8/2028
c
143,049
346,000 5.700%,  1/23/2031
c
344,139
291,000 6.700%,  7/29/2031 303,477
Ares Capital Corporation
203,000 5.875%,  3/1/2029 208,299
Ares Strategic Income Fund
460,000 5.450%,  9/9/2028
c
463,642
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 65,407
95,000 5.750%,  7/15/2054 93,177
Asurion LLC and Asurion Co-
Issuer, Inc.
90,000 8.000%,  12/31/2032
c
94,032
90,000 8.375%,  2/1/2034
c
90,986
Atlas Warehouse Lending
Company, LP
325,000 4.950%,  11/15/2030
c
326,376
Aviation Capital Group, LLC
261,000 5.125%,  4/10/2030
c
265,223
447,000 4.875%,  1/28/2033
c
440,598
Avolon Holdings Funding, Ltd.
280,000 4.950%,  1/15/2028
c
283,440
288,000 5.750%,  3/1/2029
c
298,361
421,000 5.375%,  5/30/2030
c
432,133
280,000 4.700%,  1/30/2031
c
278,509
Azorra Finance, Ltd.
174,000 7.750%,  4/15/2030
c
183,116
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
c
309,330
Banco Santander SA
400,000 4.175%,  3/24/2028
d
400,157
Bank of America Corporation
325,000 1.734%,  7/22/2027
d
321,595
47,000 3.824%,  1/20/2028
d
46,934
199,000 5.202%,  4/25/2029
d
203,844
300,000 2.087%,  6/14/2029
d
286,736
150,000 3.974%,  2/7/2030
d
149,285
350,000 2.496%,  2/13/2031
d
326,283
600,000 1.922%,  10/24/2031
d
536,745
343,000 2.972%,  2/4/2033
d
313,697
685,000 4.571%,  4/27/2033
d
681,834
352,000 5.872%,  9/15/2034
d
373,882
411,000 5.425%,  8/15/2035
d
417,406
455,000 3.846%,  3/8/2037
d
427,153
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
d
257,388
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 114,586
300,000 4.813%,  2/2/2034
d,h
300,322

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
Barclays plc
$ 345,000 6.496%,  9/13/2027
d
$ 349,961
350,000 4.972%,  5/16/2029
d
356,055
444,000 4.942%,  9/10/2030
d
452,254
340,000 5.746%,  8/9/2033
d
356,568
266,000 5.860%,  8/11/2046
d
272,936
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 7.625%,  2/11/2035
c,d
211,048
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 290,341
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 118,771
Blackstone Private Credit Fund
315,000 5.600%,  11/22/2029 316,845
321,000 5.050%,  9/10/2030 314,269
Blackstone Reg Finance
Company, LLC
162,000 4.950%,  2/15/2036 160,228
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 285,598
Blue Owl Technology Finance
Corporation
539,000 6.100%,  3/15/2028 546,781
248,000 6.750%,  4/4/2029
a
254,506
336,000 6.125%,  1/23/2031
a
330,970
BNP Paribas SA
422,000 5.283%,  11/19/2030
c,d
434,622
Brookfield Asset Management,
Ltd.
49,000 6.077%,  9/15/2055 50,412
Brookfield Finance, Inc.
219,000 5.813%,  3/3/2055 217,075
Brown & Brown, Inc.
113,000 6.250%,  6/23/2055 116,856
95,000 5.550%,  6/23/2035 97,198
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
155,419
81,000 7.500%,  7/15/2033
c
78,200
108,000 8.500%,  1/15/2034
c
108,243
Camden Property Trust
311,000 3.150%,  7/1/2029 301,043
Capital One Financial Corporation
236,000 4.722%,  1/30/2032
d
236,070
Charles Schwab Corporation
234,000 6.136%,  8/24/2034
d
254,106
413,000 4.914%,  11/14/2036
d
409,341
CHL Mortgage Pass-Through Trust
948,019
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 386,916
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 195,206
Citadel, LP
282,000 6.375%,  1/23/2032
c
299,251
Citigroup, Inc.
468,000 3.668%,  7/24/2028
d
465,747
99,000 3.520%,  10/27/2028
d
98,180
93,000 6.875%,  8/15/2030
d,j
95,005
461,000 4.952%,  5/7/2031
d
470,441
484,000 4.910%,  5/24/2033
d
489,071
Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
$ 287,000 6.174%,  5/25/2034
d
$ 303,870
324,000 6.020%,  1/24/2036
d
337,771
395,000 5.174%,  9/11/2036
d
396,679
CNA Financial Corporation
177,000 5.125%,  2/15/2034 178,045
Comerica, Inc.
90,000 5.982%,  1/30/2030
d
94,079
Constellation Insurance, Inc.
153,000 6.800%,  1/24/2030
c
156,090
COPT Defense Properties, LP
325,000 4.500%,  10/15/2030 324,218
Corebridge Financial, Inc.
131,000 6.375%,  9/15/2054
d
133,837
171,000 4.350%,  4/5/2042 146,247
Countrywide Home Loans, Inc.
150,293
5.750%,  4/25/2037, Ser.
2007-3, Class A27 64,131
Cousins Properties, LP
133,000 5.375%,  2/15/2032 137,259
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
255,065
291,000 4.818%,  9/25/2033
c,d
290,059
455,000 5.261%,  1/12/2037
c,d
454,835
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
84,000
Deutsche Bank AG/New York, NY
300,000 5.297%,  5/9/2031
d
307,408
247,000 4.950%,  8/4/2031
d
249,887
525,000 3.729%,  1/14/2032
d
497,723
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
758,000 5.950%,  9/17/2030
c
723,299
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 299,888
306,000 4.625%,  5/15/2042 273,536
Encore Capital Group, Inc.
27,000 9.250%,  4/1/2029
c
28,309
88,000 8.500%,  5/15/2030
c
94,345
200,000 6.625%,  4/15/2031
c
201,698
EPR Properties
210,000 4.950%,  4/15/2028 211,969
428,000 4.750%,  11/15/2030 424,463
ERP Operating, LP
346,000 4.950%,  6/15/2032 354,257
Essential Properties, LP
205,000 5.400%,  12/1/2035 205,698
F&G Global Funding
360,000 4.650%,  9/8/2028
c
362,458
First Citizens BancShares, Inc./NC
438,000 5.600%,  9/5/2035
d
438,436
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
162,757
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
232,526
Franklin BSP Capital Corporation
310,000 6.000%,  10/2/2030
c
304,543
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
158,078
88,000 6.875%,  5/1/2031
c
87,329
65,000 9.125%,  5/15/2031
c
68,722
130,000 8.375%,  4/1/2032
c
135,990

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
$ 83,000 7.875%,  4/1/2033
c
$ 84,663
FTAI Aviation Investors, LLC
68,000 5.500%,  5/1/2028
c
68,065
154,000 7.000%,  5/1/2031
c
162,034
92,000 7.000%,  6/15/2032
c
96,824
GGAM Finance, Ltd.
66,000 8.000%,  6/15/2028
c
69,492
266,000 5.875%,  3/15/2030
c
270,070
Global Aircraft Leasing Company,
Ltd.
199,000 8.750%,  9/1/2027
c
205,991
Global Net Lease, Inc.
42,000 4.500%,  9/30/2028
c
41,127
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
141,000 3.750%,  12/15/2027
c
137,200
goeasy, Ltd.
115,000 9.250%,  12/1/2028
c
118,230
33,000 7.625%,  7/1/2029
c
32,676
165,000 6.875%,  2/15/2031
c
155,094
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 156,075
439,000 5.650%,  9/9/2030 437,787
Goldman Sachs Group, Inc.
356,000 6.484%,  10/24/2029
d
376,886
354,000 5.218%,  4/23/2031
d
364,638
145,000 1.992%,  1/27/2032
d
128,697
898,000 3.102%,  2/24/2033
d
825,166
222,000 4.939%,  10/21/2036
d
218,904
335,000 5.387%,  2/2/2041
d,h
331,876
195,000 5.541%,  1/21/2047
d
192,086
Goldman Sachs Private Credit
Corporation
216,000 5.875%,  5/6/2028
a,c
220,014
207,000 5.375%,  1/31/2029
c
207,275
Golub Capital Private Credit Fund
131,000 5.600%,  4/15/2031
c
129,333
Healthcare Realty Holdings, LP
525,000 2.000%,  3/15/2031 461,640
Highwoods Realty, LP
188,000 5.350%,  1/15/2033 188,556
Howard Hughes Corporation
42,000 4.125%,  2/1/2029
c
40,619
HPS Corporate Lending Fund
276,000 5.150%,  4/2/2029
c
274,929
HSBC Holdings plc
130,000 6.875%,  9/11/2029
d,j
134,310
349,000 5.130%,  3/3/2031
d
357,700
438,000 5.741%,  9/10/2036
d
449,894
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
193,020
Huntington Bancshares, Inc./OH
294,000 6.141%,  11/18/2039
d
307,398
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
23,000 6.250%,  5/15/2026 23,001
255,000 5.250%,  5/15/2027 252,268
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
103,373
42,000 7.125%,  4/30/2031
c
44,159
70,000 6.125%,  11/1/2032
c
71,295
294,000 6.750%,  5/1/2033
c
305,801
Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 47,000 5.000%,  8/15/2028
c
$ 45,570
214,000 6.625%,  10/15/2031
c
212,061
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,775
131,000 9.500%,  2/15/2029
c
137,455
54,000 8.250%,  5/15/2030
a,c
56,897
JPMorgan Chase & Company
460,000 2.947%,  2/24/2028
d
455,083
575,000 4.203%,  7/23/2029
d
577,275
425,000 2.522%,  4/22/2031
d
395,661
226,000 4.347%,  1/22/2032
d
225,405
450,000 1.953%,  2/4/2032
d
400,755
457,000 4.586%,  4/26/2033
d
457,680
342,000 4.912%,  7/25/2033
d
347,489
294,000 5.766%,  4/22/2035
d
311,315
228,000 5.502%,  1/24/2036
d
237,133
445,000 4.810%,  10/22/2036
d
438,675
451,000 5.193%,  2/5/2037
d,h
449,153
273,000 5.534%,  11/29/2045
d
275,095
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 116,000
322,000 5.875%,  10/15/2035 324,478
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,d
34,638
Lincoln National Corporation
500,000 2.330%,  8/15/2030
c
453,067
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
d
352,301
300,000 4.425%,  11/4/2031
d
299,010
250,000 6.068%,  6/13/2036
d
262,055
LPL Holdings, Inc.
399,000 4.900%,  4/3/2028 405,024
Macquarie AirFinance Holdings,
Ltd.
61,000 6.400%,  3/26/2029
c
64,079
211,000 5.150%,  3/17/2030
c
213,634
Macquarie Bank, Ltd.
414,000 5.642%,  8/13/2036
c,d
420,192
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 81,390
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
c
313,000
Mitsubishi UFJ Financial Group,
Inc.
350,000 2.048%,  7/17/2030 318,484
450,000 5.057%,  1/14/2037
d
449,376
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
205,264
Molina Healthcare, Inc.
55,000 4.375%,  6/15/2028
c
54,023
81,000 6.250%,  1/15/2033
c
81,571
Morgan Stanley
230,000 5.516%,  11/19/2055
d
226,953
227,000 5.164%,  4/20/2029
d
231,988
440,000 3.622%,  4/1/2031
d
427,214
227,000 5.250%,  4/21/2034
d
232,903
214,000 5.831%,  4/19/2035
d
226,359
172,000 5.587%,  1/18/2036
d
179,067
400,000 5.297%,  4/20/2037
d
406,562
426,000 5.314%,  1/18/2041
d
420,779

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 198,000 8.500%,  2/15/2032
c
$ 212,129
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 224,585
Nationwide Building Society
325,000 5.537%,  7/14/2036
c,d
334,323
NatWest Group plc
225,000 4.445%,  5/8/2030
d
226,051
359,000 6.475%,  6/1/2034
d
377,933
Navient Corporation
38,000 5.000%,  3/15/2027 37,757
42,000 5.500%,  3/15/2029
a
41,080
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 384,517
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 418,689
273,000 5.200%,  7/1/2030 277,587
Omnis Funding Trust
258,000 6.722%,  5/15/2055
c
271,078
OneMain Finance Corporation
91,000 3.500%,  1/15/2027 89,865
105,000 3.875%,  9/15/2028 102,113
74,000 6.750%,  3/15/2032 75,631
336,000 7.125%,  9/15/2032 347,962
Osaic Holdings, Inc.
146,000 6.750%,  8/1/2032
c
151,309
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
182,000 4.875%,  5/15/2029
c
178,043
PennyMac Financial Services, Inc.
41,000 7.125%,  11/15/2030
c
42,328
117,000 6.875%,  5/15/2032
c
119,569
77,000 6.875%,  2/15/2033
c
78,541
41,000 6.750%,  2/15/2034
c
41,375
Phoenix Aviation Capital, Ltd.
128,000 9.250%,  7/15/2030
c
134,147
Pinnacle Bank/Nashville, TN
250,000 5.625%,  2/15/2028 255,159
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
d
122,217
413,000 5.423%,  1/25/2041
d
412,616
PRA Group, Inc.
100,000 8.375%,  2/1/2028
c
101,029
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
247,108
158,000 5.250%,  1/15/2035
c
160,653
Prologis, LP
160,000 5.250%,  3/15/2054 152,085
Protective Life Corporation
455,000 4.700%,  1/15/2031
c
456,514
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
428,650
Regency Centers, LP
350,000 4.125%,  3/15/2028 350,989
176,000 5.250%,  1/15/2034 180,571
RGA Global Funding
117,000 5.500%,  1/11/2031
c
121,660
Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
RHP Hotel Properties, LP/RHP
Finance Corporation
$ 32,000 4.750%,  10/15/2027 $ 31,975
65,000 4.500%,  2/15/2029
c
64,059
Rithm Capital Corporation
44,000 8.000%,  4/1/2029
c
44,952
80,000 8.000%,  7/15/2030
c
81,802
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
56,938
Rocket Companies, Inc.
68,000 6.500%,  8/1/2029
c
69,946
142,000 6.125%,  8/1/2030
c
145,381
38,000 7.125%,  2/1/2032
c
39,710
119,000 6.375%,  8/1/2033
c
123,458
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
97,000 3.625%,  3/1/2029
c
93,689
164,000 3.875%,  3/1/2031
c
153,950
65,000 4.000%,  10/15/2033
c
59,685
Ryan Specialty, LLC
34,000 4.375%,  2/1/2030
c
33,124
162,000 5.875%,  8/1/2032
c
164,691
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
117,861
288,000 5.473%,  3/20/2029
d
294,538
105,000 6.174%,  1/9/2030
d
109,602
Sixth Street Lending Partners
210,000 6.125%,  7/15/2030 214,914
SLM Corporation
57,000 6.500%,  1/31/2030 58,816
Societe Generale SA
70,000 10.000%,  11/14/2028
c,d,j
77,907
344,000 5.249%,  5/22/2029
c,d
351,117
355,000 5.439%,  10/3/2036
c,d
356,657
Standard Chartered plc
375,000 5.545%,  1/21/2029
c,d
384,750
Starwood Property Trust, Inc.
62,000 4.375%,  1/15/2027
c
61,592
127,000 5.250%,  10/15/2028
c
127,666
107,000 6.500%,  10/15/2030
c
111,434
42,000 5.750%,  1/15/2031
c
42,528
State Street Corporation
444,000 4.530%,  2/20/2029
d
449,179
Stonebriar ABF Issuer, LLC
70,000 8.125%,  12/15/2030
c
72,719
Stonex Escrow Issuer, LLC
221,000 6.875%,  7/15/2032
c
228,005
Sumitomo Mitsui Financial Group,
Inc.
200,000 1.710%,  1/12/2031 176,033
Synchrony Financial
67,000 7.250%,  2/2/2033 71,159
Toronto-Dominion Bank
151,000 5.146%,  9/10/2034
d
153,473
207,000 4.928%,  10/15/2035 206,451
Travelers Companies, Inc.
145,000 5.050%,  7/24/2035 146,892
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
231,586
162,000 5.125%,  12/15/2027
d,j
162,032
382,000 4.597%,  1/27/2032
d
382,974
270,000 5.122%,  1/26/2034
d
273,963
152,000 5.711%,  1/24/2035
d
159,183

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Financials  1.7% - continued
U.S. Bancorp
$ 352,000 5.775%,  6/12/2029
d
$ 365,419
89,000 5.836%,  6/12/2034
d
94,319
160,000 5.678%,  1/23/2035
d
167,778
UBS Group AG
200,000 6.600%,  8/5/2030
c,d,j
202,039
282,000 3.091%,  5/14/2032
c,d
261,899
200,000 5.699%,  2/8/2035
c,d
209,526
300,000 5.379%,  9/6/2045
c,d
295,084
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
172,901
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 229,098
342,000 4.750%,  5/15/2052 293,821
Unum Group
261,000 5.250%,  12/15/2035 258,960
Vornado Realty, LP
286,000 5.750%,  2/1/2033 289,269
Wells Fargo & Company
600,000 4.900%,  1/24/2028
d
605,067
342,000 3.526%,  3/24/2028
d
340,197
256,000 5.707%,  4/22/2028
d
261,124
236,000 5.574%,  7/25/2029
d
244,190
187,000 5.389%,  4/24/2034
d
193,396
418,000 4.960%,  1/23/2037
d
414,586
550,000 4.900%,  11/17/2045 496,828
Western Alliance Bank
200,000 6.537%,  11/15/2035
d
202,529
Wynnton Funding Trust II
204,000 5.991%,  8/15/2055
c
206,236
XHR, LP
64,000 4.875%,  6/1/2029
c
63,091
35,000 6.625%,  5/15/2030
c
36,146
Zions Bancorp NA
286,000 4.704%,  8/18/2028
d
286,693
Total 73,254,855
Foreign Government  0.1%
Corporacion Nacional del Cobre
de Chile
375,000 5.529%,  1/30/2037
c
376,875
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
c
253,955
Mexico Government International
Bond
296,000 5.625%,  9/22/2035 290,080
NBN Company, Ltd.
371,000 4.150%,  9/16/2030
c
369,160
Saudi Arabian Oil Company
200,000 4.375%,  2/2/2031
c,h
198,280
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
140,109
Total 1,628,459
Mortgage-Backed Securities  5.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
544,678 5.500%,  12/1/2038 560,542
5,747,527 5.500%,  2/1/2040 5,888,416
Principal
Amount Long-Term Fixed Income  18.8% Value
Mortgage-Backed Securities  5.3% - continued
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,343,954 2.000%,  1/1/2052 $ 2,754,571
777,922 6.000%,  1/1/2055 817,825
1,523,891 2.000%,  5/1/2051 1,255,309
5,757,611 2.500%,  5/1/2051 4,956,221
2,707,768 4.000%,  5/1/2052 2,608,709
1,731,600 5.000%,  7/1/2053 1,748,333
1,388,924 5.500%,  7/1/2053 1,427,599
1,894,204 3.500%,  8/1/2052 1,764,439
1,702,201 5.000%,  8/1/2053 1,722,786
5,381,789 5.500%,  9/1/2053 5,557,859
1,958,229 5.500%,  9/1/2055 2,002,874
7,692,962 5.500%,  9/1/2055
h
7,873,618
1,997,752 3.500%,  9/1/2047 1,886,220
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,214,722 2.500%,  7/1/2030 1,181,739
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
383,341 5.500%,  9/1/2039 395,216
6,675,000 5.000%,  2/1/2041
h
6,749,934
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,807,753 3.000%,  12/1/2036 1,724,893
1,547,620 3.000%,  8/1/2038 1,480,486
2,273,343 3.500%,  5/1/2040 2,178,185
1,490,360 2.500%,  4/1/2042 1,344,897
628,987 2.000%,  5/1/2042 557,741
1,058,067 5.000%,  10/1/2045 1,068,490
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,815,499 3.000%,  1/1/2052 5,201,073
669,478 2.000%,  2/1/2051 551,483
1,018,785 2.000%,  2/1/2051 839,223
1,762,366 2.500%,  2/1/2051 1,526,889
3,312,710 5.500%,  2/1/2055 3,399,503
11,904,946 2.000%,  3/1/2051 9,737,059
4,200,343 4.000%,  3/1/2051 4,079,003
979,998 2.000%,  3/1/2052 809,132
6,514,610 3.000%,  3/1/2052 5,831,143
7,953,117 2.000%,  4/1/2051 6,504,871
3,080,622 5.500%,  4/1/2054 3,176,598
3,670,374 3.000%,  5/1/2050 3,262,304
1,236,839 2.000%,  5/1/2051 1,013,615
2,846,226 3.000%,  5/1/2051 2,584,337
1,151,836 3.500%,  5/1/2052 1,074,728
6,558,267 2.000%,  6/1/2050 5,380,376
2,029,629 3.000%,  6/1/2050 1,847,967
1,116,718 4.000%,  6/1/2052 1,072,880
1,211,323 5.000%,  6/1/2053 1,224,836
4,421,008 2.500%,  7/1/2051 3,829,426
1,613,164 3.500%,  7/1/2051 1,508,475
971,852 3.000%,  7/1/2052 876,103
1,646,931 4.000%,  7/1/2052 1,582,283
3,119,611 3.500%,  8/1/2050 2,927,437
4,570,287 3.500%,  8/1/2052 4,232,031
5,618,950 4.500%,  8/1/2052 5,530,782
2,312,908 5.000%,  8/1/2053 2,338,000
5,242,553 6.000%,  8/1/2054 5,524,080

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Mortgage-Backed Securities  5.3% - continued
$ 2,175,266 2.500%,  9/1/2051 $ 1,882,940
1,339,944 3.500%,  9/1/2052 1,248,837
2,533,528 3.500%,  9/1/2052 2,368,913
1,823,253 5.000%,  9/1/2052 1,844,294
2,697,339 4.500%,  9/1/2053 2,662,592
1,705,432 4.500%,  9/1/2053 1,686,402
4,585,778 4.000%,  10/1/2052 4,424,790
1,228,917 2.000%,  11/1/2051 1,012,294
1,744,572 3.500%,  11/1/2052 1,633,645
5,013,055 2.000%,  12/1/2050 4,131,358
7,796,293 2.500%,  12/1/2051 6,729,308
3,370,278 4.500%,  12/1/2052 3,331,539
15,025,000 5.000%,  2/1/2042
h
15,020,861
2,342,270 3.500%,  12/1/2047 2,215,150
6,500,000 3.000%,  2/1/2048
h
5,760,216
7,050,000 3.500%,  2/1/2049
h
6,520,067
5,575,000 4.500%,  2/1/2049
h
5,461,363
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,248,524 2.500%,  3/1/2062 4,341,332
1,481,101 3.500%,  7/1/2061 1,346,415
2,376,031 4.000%,  12/1/2061 2,241,124
PRPM, LLC
643,278
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
643,939
Sequoia Mortgage Trust
1,300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
1,251,998
Total 224,731,916
Technology  0.4%
Accenture Capital, Inc.
312,000 4.500%,  10/4/2034 306,850
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 191,921
Alphabet, Inc.
259,000 5.250%,  5/15/2055 246,768
367,000 4.375%,  11/15/2032 368,231
174,000 4.700%,  11/15/2035 173,214
Amentum Holdings, Inc.
241,000 7.250%,  8/1/2032
c
253,971
APLD ComputeCo, LLC
87,000 9.250%,  12/15/2030
c
90,371
Apple, Inc.
400,000 2.650%,  2/8/2051 246,863
746,000 3.750%,  9/12/2047 588,810
Block, Inc.
84,000 5.625%,  8/15/2030
c
85,499
71,000 3.500%,  6/1/2031 66,397
295,000 6.500%,  5/15/2032 306,491
84,000 6.000%,  8/15/2033
c
85,805
Broadcom, Inc.
393,000 4.900%,  7/15/2032 401,029
75,000 3.469%,  4/15/2034 68,185
457,000 3.137%,  11/15/2035
c
392,993
380,000 3.187%,  11/15/2036
c
322,040
275,000 4.926%,  5/15/2037
c
270,811
177,000 4.900%,  2/15/2038 173,244
CACI International, Inc.
53,000 6.375%,  6/15/2033
c
54,989
Cipher Compute, LLC
168,000 7.125%,  11/15/2030
c
173,109
Principal
Amount Long-Term Fixed Income  18.8% Value
Technology  0.4% - continued
Cisco Systems, Inc.
$ 124,000 5.300%,  2/26/2054 $ 118,494
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
66,065
Cloud Software Group, Inc.
479,000 6.500%,  3/31/2029
c
476,015
301,000 9.000%,  9/30/2029
c
303,941
Coherent Corporation
56,000 5.000%,  12/15/2029
c
55,768
CoreWeave, Inc.
123,000 9.000%,  2/1/2031
c
119,588
Dell, Inc.
215,000 6.500%,  4/15/2038 229,390
Diebold Nixdorf, Inc.
140,000 7.750%,  3/31/2030
c
148,270
Fair Isaac Corporation
137,000 6.000%,  5/15/2033
c
139,594
Fiserv, Inc.
238,000 2.650%,  6/1/2030 219,840
243,000 5.350%,  3/15/2031 249,707
198,000 5.600%,  3/2/2033 203,687
284,000 5.150%,  8/12/2034 280,802
Flash Compute, LLC
45,000 7.250%,  12/31/2030
c
45,153
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
314,475
200,000 5.900%,  1/25/2033
c
209,770
200,000 6.400%,  1/25/2038
c
214,092
Gen Digital, Inc.
78,000 7.125%,  9/30/2030
c
79,944
37,000 6.250%,  4/1/2033
c
37,178
Global Payments, Inc.
288,000 5.300%,  8/15/2029 294,887
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
60,815
Hewlett Packard Enterprise
Company
434,000 4.400%,  9/25/2027 436,248
245,000 4.850%,  10/15/2031 247,075
306,000 6.350%,  10/15/2045 311,584
Intel Corporation
493,000 4.900%,  7/29/2045 430,521
International Business Machines
Corporation
323,000 5.800%,  2/3/2056 321,987
354,000 4.600%,  2/3/2033 353,444
ION Platform Finance US, Inc.
200,000 7.875%,  9/30/2032
c
175,403
ION Platform Finance US, Inc./ION
Platform Finance SARL
125,000 9.500%,  5/30/2029
c
120,543
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
139,693
190,000 4.875%,  9/15/2029
c
187,586
140,000 5.250%,  7/15/2030
c
138,628
376,000 4.500%,  2/15/2031
c
359,312
Kioxia Holdings Corporation
181,000 6.625%,  7/24/2033
c
189,002
KLA Corporation
343,000 3.300%,  3/1/2050 240,432

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Technology  0.4% - continued
Marvell Technology, Inc.
$ 57,000 5.950%,  9/15/2033 $ 60,630
Mastercard, Inc.
275,000 3.950%,  2/26/2048 220,987
Micron Technology, Inc.
157,000 5.650%,  11/1/2032 165,724
336,000 5.875%,  2/9/2033 357,653
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
55,729
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
95,746
52,000 5.125%,  4/15/2029
c
51,247
Neptune Bidco US, Inc.
254,000 9.290%,  4/15/2029
c
260,809
65,000 10.375%,  5/15/2031
c
68,724
126,000 9.500%,  2/15/2033
c
128,302
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 118,989
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 154,424
305,000 3.250%,  5/11/2041 231,009
Open Text Corporation
134,000 3.875%,  12/1/2029
c
124,376
Open Text Holdings, Inc.
145,000 4.125%,  2/15/2030
c
134,692
Oracle Corporation
228,000 6.900%,  11/9/2052 223,662
61,000 6.150%,  11/9/2029 63,622
229,000 5.250%,  2/3/2032 228,716
237,000 4.800%,  9/26/2032 229,445
154,000 4.700%,  9/27/2034 142,939
267,000 5.875%,  9/26/2045 240,056
Paychex, Inc.
128,000 5.600%,  4/15/2035 132,717
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054
a
213,936
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
c
32,954
RingCentral, Inc.
183,000 8.500%,  8/15/2030
c
192,133
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
78,803
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 261,588
S&P Global, Inc.
199,000 4.800%,  12/4/2035
c
197,403
Sabre GLBL, Inc.
79,000 11.125%,  7/15/2030
c
63,891
Seagate Data Storage Technology,
Private Ltd.
131,475 9.625%,  12/1/2032
c
148,621
58,000 5.750%,  12/1/2034
c
59,236
Sensata Technologies BV
106,000 4.000%,  4/15/2029
c
103,777
Sensata Technologies, Inc.
117,000 4.375%,  2/15/2030
c
114,407
38,000 3.750%,  2/15/2031
c
35,610
37,000 6.625%,  7/15/2032
c
38,652
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
179,000 6.750%,  8/15/2032
c
182,614
Principal
Amount Long-Term Fixed Income  18.8% Value
Technology  0.4% - continued
SS&C Technologies, Inc.
$ 116,000 5.500%,  9/30/2027
c
$ 115,900
35,000 6.500%,  6/1/2032
c
36,135
Synopsys, Inc.
268,000 5.700%,  4/1/2055 264,300
UKG, Inc.
64,000 6.875%,  2/1/2031
c
63,948
Verisk Analytics, Inc.
174,000 5.250%,  3/15/2035 176,573
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
112,156
WULF Compute, LLC
86,000 7.750%,  10/15/2030
c
89,700
Xerox Corporation
102,000 10.250%,  10/15/2030
a,c
84,094
Total 18,543,153
Transportation  0.1%
Air Canada
69,000 3.875%,  8/15/2026
c
68,738
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
37,084 5.500%,  4/20/2026
c
37,110
195,645 5.750%,  4/20/2029
c
197,680
Avianca Midco 2 plc
80,598 9.000%,  12/1/2028
c
82,109
200,000 9.625%,  2/14/2030
c
204,900
200,000 9.500%,  1/28/2031
c
204,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
a,c
73,138
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 193,996
235,000 5.750%,  5/1/2040 247,574
230,000 4.450%,  3/15/2043 204,189
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 202,769
DCLI Bidco, LLC
168,000 7.750%,  11/15/2029
c
170,935
Delta Air Lines, Inc.
361,000 5.250%,  7/10/2030 369,657
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
439,083 4.750%,  10/20/2028
c
442,403
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
222,293
FedEx Freight Holding Company,
Inc.
346,000 4.950%,  3/15/2033
c,h
345,036
Norfolk Southern Corporation
302,000 5.100%,  5/1/2035 308,447
OneSky Flight, LLC
174,000 8.875%,  12/15/2029
c
186,047
Rand Parent, LLC
178,000 8.500%,  2/15/2030
c
186,012
RXO, Inc.
69,000 7.500%,  11/15/2027
c
70,330
Ryder System, Inc.
259,000 4.850%,  6/15/2030 263,855
Star Leasing Company, LLC
72,000 7.625%,  2/15/2030
c
68,904

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Transportation  0.1% - continued
Stena International SA
$ 104,000 7.250%,  1/15/2031
c
$ 106,852
Stonepeak Nile Parent, LLC
55,000 7.250%,  3/15/2032
c
58,102
Union Pacific Corporation
455,000 2.973%,  9/16/2062 266,208
United Airlines Holdings, Inc.
136,000 5.375%,  3/1/2031
h
137,351
United Airlines, Inc.
405,000 4.625%,  4/15/2029
c
404,623
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
c
35,060
135,000 9.500%,  6/1/2028
c
140,445
77,000 6.375%,  2/1/2030
a,c
73,055
Watco Companies, LLC/Watco
Finance Corporation
84,000 7.125%,  8/1/2032
c
88,056
Total 5,659,874
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
17,000,000 4.750%,  8/15/2055 16,625,469
4,600,000 1.625%,  11/15/2050 2,406,195
3,300,000 4.750%,  11/15/2053 3,223,559
5,090,000 5.250%,  11/15/2028 5,311,892
1,175,000 4.375%,  5/15/2040 1,150,123
10,800,000 1.375%,  11/15/2040 6,986,250
560,000 3.000%,  5/15/2042 449,466
15,871,000 2.500%,  5/15/2046 10,982,608
13,950,000 2.875%,  5/15/2049 9,969,346
U.S. Treasury Notes
16,600,000 4.500%,  3/31/2026 16,618,416
12,600,000 4.375%,  7/31/2026 12,644,272
8,800,000 3.500%,  9/30/2026 8,793,881
7,450,000 0.500%,  4/30/2027 7,178,191
7,500,000 3.875%,  5/31/2027 7,532,520
11,000,000 3.500%,  9/30/2027 10,993,984
2,055,000 2.250%,  11/15/2027 2,009,485
9,775,000 3.875%,  12/31/2027 9,835,330
1,700,000 0.750%,  1/31/2028 1,609,355
10,200,000 3.500%,  1/31/2028 10,193,227
5,400,000 3.625%,  3/31/2028 5,408,437
21,400,000 2.875%,  5/15/2028 21,080,672
1,100,000 4.375%,  8/31/2028 1,121,184
3,300,000 3.750%,  12/31/2028 3,313,148
8,800,000 3.500%,  9/30/2029 8,743,969
4,002,000 4.000%,  3/31/2030 4,041,864
2,000,000 3.625%,  8/31/2030 1,987,344
40,700,000 3.625%,  9/30/2030 40,426,547
1,900,000 3.625%,  10/31/2030 1,886,492
9,780,000 1.375%,  11/15/2031 8,502,869
10,800,000 4.125%,  11/15/2032 10,872,141
1,200,000 4.500%,  11/15/2033 1,232,062
5,000,000 4.000%,  11/15/2035 4,897,656
Total 258,027,954
Utilities  0.4%
AEP Texas, Inc.
213,000 5.850%,  10/15/2055 209,418
AES Corporation
142,000 7.600%,  1/15/2055
d
143,979
456,000 3.950%,  7/15/2030
c
445,610
Principal
Amount Long-Term Fixed Income  18.8% Value
Utilities  0.4% - continued
Algonquin Power & Utilities
Corporation
$ 310,000 4.750%,  1/18/2082
d
$ 307,750
Alpha Generation, LLC
60,000 6.750%,  10/15/2032
c
62,208
American Electric Power
Company, Inc.
219,000 6.050%,  3/15/2056
d
217,476
American Water Capital
Corporation
176,000 5.700%,  9/1/2055 175,335
Atmos Energy Corporation
151,000 5.000%,  12/15/2054 136,675
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 229,932
Calpine Corporation
147,000 4.500%,  2/15/2028
c
146,871
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 226,080
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 98,120
425,000 4.125%,  5/15/2049 338,215
Constellation Energy Generation,
LLC
135,000 5.875%,  1/15/2066 131,701
120,000 6.125%,  1/15/2034 129,527
Consumers Energy Company
380,000 4.350%,  4/15/2049 319,415
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
d
33,326
32,000 7.000%,  6/1/2054
d
34,604
DTE Electric Company
215,000 3.700%,  3/15/2045 168,090
245,000 3.700%,  6/1/2046 188,818
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 331,230
Duke Energy Corporation
47,000 6.450%,  9/1/2054
d
49,173
378,000 5.450%,  6/15/2034 392,072
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 241,837
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
323,263
Entergy Louisiana, LLC
220,000 5.800%,  3/15/2055 221,286
Exelon Corporation
265,000 4.700%,  4/15/2050 226,000
459,000 4.450%,  4/15/2046 385,821
FirstEnergy Corporation
285,000 4..850%,  7/15/2047 252,145
Georgia Power Company
193,000 4.950%,  5/17/2033 197,026
122,000 5.250%,  3/15/2034 125,781
Hawaiian Electric Company, Inc.
42,000 6.000%,  10/1/2033
c
42,639
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 145,182
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
248,144

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.8% Value
Utilities  0.4% - continued
Lightning Power, LLC
$ 147,000 7.250%,  8/15/2032
c
$ 156,466
Long Ridge Energy, LLC
236,000 8.750%,  2/15/2032
c
250,711
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 273,655
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 151,362
NextEra Energy Capital Holdings,
Inc.
300,000 5.900%,  3/15/2055 301,780
200,000 5.300%,  3/15/2032 207,748
NiSource, Inc.
33,000 6.375%,  3/31/2055
d
34,100
148,000 5.750%,  7/15/2056
d
148,844
435,000 5.650%,  2/1/2045 432,365
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
46,955
145,000 5.250%,  6/15/2029
c
145,432
43,000 5.750%,  7/15/2029
c
42,838
56,000 6.000%,  2/1/2033
c
57,074
355,000 5.750%,  1/15/2034
c
357,354
139,000 6.250%,  11/1/2034
c
142,696
Pacific Gas and Electric Company
241,000 5.550%,  5/15/2029 248,958
195,000 4.550%,  7/1/2030 194,463
125,000 5.800%,  5/15/2034 129,669
PG&E Corporation
59,000 5.000%,  7/1/2028 58,875
PPL Capital Funding, Inc.
321,000 5.250%,  9/1/2034 327,349
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 188,373
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 248,365
Public Service Enterprise Group,
Inc.
436,000 4.900%,  3/15/2030 445,807
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
c
147,512
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 432,888
Southern California Edison
Company
135,000 5.450%,  3/1/2035 136,497
Southern Company
456,000 5.113%,  8/1/2027 463,149
369,000 4.850%,  3/15/2035 364,041
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 158,575
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 147,014
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
118,172
43,000 6.250%,  2/1/2034
c
43,579
43,000 6.500%,  2/1/2036
c
44,085
TerraForm Power Operating, LLC
353,000 5.000%,  1/31/2028
c
353,397
Principal
Amount Long-Term Fixed Income  18.8% Value
Utilities  0.4% - continued
Topaz Solar Farms, LLC
$ 91,000 4.875%,  9/30/2039
c
$ 81,980
TransAlta Corporation
162,000 5.875%,  2/1/2034 162,130
Union Electric Company
341,000 3.900%,  9/15/2042 283,505
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 80,149
375,000 4.600%,  12/1/2048 319,082
Vistra Corporation
65,000 8.000%,  10/15/2026
c,d,j
66,198
162,000 7.000%,  12/15/2026
c,d,j
164,450
Vistra Operations Company, LLC
152,000 5.000%,  7/31/2027
c
152,127
443,000 5.250%,  10/15/2035
c
438,612
VoltaGrid, LLC
65,000 7.375%,  11/1/2030
c
65,833
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 178,121
138,000 5.600%,  4/15/2035 142,527
Total 16,059,611
Total Long-Term Fixed Income
(cost $827,719,576) 802,993,213
Shares
l
Private Equity Funds 1.9% Value
Secondary  1.9%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,m
9,852,438
__ ASF IX, LP
*,b,m
11,506,768
__ ASF VIII Sidecar (Cayman), LP
*,b,m
2,059,528
__ Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,m
11,187,100
__ LCP X (Offshore), LP
*,b,m
27,426,195
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,m
19,267,551
Total 81,299,580
Total Private Equity Funds
(cost $61,244,284) 81,299,580
Shares
Collateral Held for Securities
Loaned 0.1% Value
6,610,070 Thrivent Cash Management Trust 6,610,070
Total Collateral Held for
Securities Loaned
(cost $6,610,070) 6,610,070
Shares or
Principal
Amount Short-Term Investments 13.6% Value
Federal Home Loan Bank Discount
Notes
300,000 3.787%, 2/11/2026
n,o
299,652
8,300,000 3.528%, 2/20/2026
n,o
8,283,151
3,000,000 3.788%, 2/27/2026
n,o
2,991,880
700,000 3.530%, 3/19/2026
n,o
696,649
3,300,000 3.570%, 3/20/2026
n,o
3,283,875
2,700,000 3.635%, 3/25/2026
n,o
2,685,461
400,000 3.545%, 4/8/2026
n,o
397,291
3,900,000 3.591%, 4/17/2026
n,o
3,870,095
7,400,000 3.606%, 4/24/2026
n,o
7,338,099

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  13.6% Value
Federal Home Loan Mortgage
Corporation Discount Notes
500,000 3.780%, 2/2/2026
n,o
$ 499,855
1,100,000 3.578%, 3/9/2026
n,o
1,095,832
200,000 3.560%, 3/12/2026
n,o
199,182
3,700,000 3.565%, 3/23/2026
n,o
3,680,814
Federal National Mortgage
Association Discount Notes
9,500,000 3.623%, 3/2/2026
n,o
9,470,632
5,000,000 3.538%, 3/18/2026
n,o
4,976,565
State Street Institutional U.S.
Government Money Market
Fund
151,283,969 3.650%
n
151,283,969
Thrivent Core Short-Term Reserve
Fund
38,089,099 3.970% 381,271,886
U.S. Treasury Bills
700,000 3.530%, 3/19/2026
n,p
696,826
100,000 3.545%, 3/26/2026
n,p
99,476
1,000,000 3.498%, 4/7/2026
n,p
993,603
Total Short-Term Investments
(cost $583,610,619) 584,114,793
Total Investments (cost
$3,393,933,652) 101.1% $4,326,664,859
Other Assets and Liabilities, Net
(1.1%) (47,706,605)
Total Net Assets 100.0% $4,278,958,254
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $158,594,662 or
3.7% of total net assets.
d Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Private equity fund partnerships do not issue shares.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of January 30, 2026 was $81,383,580 or
1.90% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 7,343,173
ASF IX, LP  3/18/2024 9,426,723
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,610,234
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 8,040,000
LCP X (Offshore), LP  10/25/2023 19,587,069
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 15,237,085
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 6,070,056
Common Stock 306,872
Total lending $6,376,928
Gross amount payable upon return of
collateral for securities loaned $6,610,070
Net amounts due to counterparty $233,142

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,648,628,160 1,648,628,160 – –
U.S. Unaffiliated 20,078,223 20,078,223 – –
Common Stock
Communications Services 103,517,729 101,878,088 1,639,641 –
Consumer Discretionary 100,769,306 100,769,306 – –
Consumer Staples 37,519,799 37,519,799 – –
Energy 44,432,557 44,432,557 – –
Financials 163,854,508 163,854,508 – –
Health Care 118,671,334 118,671,334 – –
Industrials 117,594,770 117,470,774 123,996 –
Information Technology 289,265,532 277,977,219 11,288,313 –
Materials 36,422,257 36,297,981 124,276 –
Real Estate 25,846,688 25,846,688 – –
Utilities 35,815,236 35,815,236 – –
Long-Term Fixed Income
Asset-Backed Securities 18,551,352 – 18,551,352 –
Basic Materials 5,572,772 – 5,572,772 –
Capital Goods 14,123,526 – 14,123,526 –
Collateralized Mortgage Obligations 50,122,034 – 50,122,034 –
Commercial Mortgage-Backed Securities 22,667,621 – 22,667,621 –
Communications Services 19,324,507 – 19,324,507 –
Consumer Cyclical 26,228,740 – 26,228,740 –
Consumer Non-Cyclical 28,902,126 – 28,902,126 –
Energy 19,594,713 – 19,594,713 –
Financials 73,254,855 – 73,254,855 –
Foreign Government 1,628,459 – 1,628,459 –
Mortgage-Backed Securities 224,731,916 – 224,731,916 –
Technology 18,543,153 – 18,543,153 –
Transportation 5,659,874 – 5,659,874 –
U.S. Government & Agencies 258,027,954 – 258,027,954 –
Utilities 16,059,611 – 16,059,611 –
Private Equity Funds
Secondary 81,299,580 – – 81,299,580
Short-Term Investments 202,842,907 151,283,969 51,558,938 –
Subtotal Investments in Securities $3,829,551,799 $2,880,523,842 $867,728,377 $81,299,580
Other Investments  * Total
Affiliated Short-Term Investments 381,271,886
U.S. Affiliated Registered Investment Cos. 109,231,104
Collateral Held for Securities Loaned 6,610,070
Subtotal Other Investments $497,113,060
Total Investments at Value $4,326,664,859
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,641,844 2,641,844 – –
Total Return Swaps 106,658 – 106,658 –
Credit Default Swaps 220,913 – 220,913 –
Total Asset Derivatives $2,969,415 $2,641,844 $327,571 $–
Liability Derivatives
Futures Contracts 6,306,413 4,723,551 1,582,862 –
Total Liability Derivatives $6,306,413 $4,723,551 $1,582,862 $–

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation) * Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
1/30/2026
Private Equity Funds
 Secondary $73,853,586 $- $3,577,600 $4,336,350 ($467,956) $- $- $81,299,580
Total  $73,853,586 $- $3,577,600 $4,336,350 ($467,956) $- $- $81,299,580
 Investments in Securities
Ending Value
1/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $81,299,580
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $81,299,580

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling
$38,709,589 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 388 March 2026 $ 43,906,823 ( $ 517,509)
CBOT 2-Yr. U.S. Treasury Note 438 March 2026 91,491,912 (172,333)
CBOT 5-Yr. U.S. Treasury Note 583 March 2026 63,913,075 (407,066)
CBOT U.S. Long Bond 254 March 2026 29,663,897 (422,147)
CME E-mini Russell 2000 Index 15 March 2026 1,959,055 9,396
CME E-mini S&P 500 Index 938 March 2026 326,727,229 (33,554)
CME E-mini S&P Mid-Cap 400 Index 3 March 2026 1,030,033 4,217
CME Ultra Long Term U.S. Treasury Bond 202 March 2026 24,252,177 (529,802)
ICE mini MSCI EAFE Index 530 March 2026 78,953,722 1,521,478
ICE US mini MSCI Emerging Markets Index 148 March 2026 10,702,077 551,843
Ultra 10-Yr. U.S. Treasury Note 201 March 2026 23,273,092 (327,686)
Total Futures Long Contracts $ 695,873,092 ( $ 323,163)
CME E-mini NASDAQ 100 Index (83) March 2026 ( $ 43,167,110) $ 554,910
CME E-mini Russell 2000 Index (514) March 2026 (66,476,115) (976,105)
CME E-mini S&P Mid-Cap 400 Index (291) March 2026 (98,984,900) (1,337,349)
Eurex Euro STOXX 50 Index (693) March 2026 (47,252,351) (1,582,862)
Total Futures Short Contracts ( $ 255,880,476) ($3,341,406)
Total Futures Contracts $ 439,992,616 ($3,664,569)
The following table presents Moderate Allocation Fund's credit default swap contracts held as of January 30, 2026. Investments totaling
$1,789,905 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 18,883,260) $ – $ 220,913 $ 220,913
Total Credit Default Swaps $– $220,913 $220,913
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
at
The following table presents Moderate Allocation Fund's total return swap contracts held as of January 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 43,004,023 $ 106,658 $ – $ 106,658
Total Return Swaps $ 106,658 $ – $106,658
# Payment made on Termination Date

Moderate Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $65,143 $931 $5,025 $61,566 6,933 1.4%
Core Emerging Markets Equity 27,530 892 – 30,515 2,331 0.7
Core International Equity 15,583 1,349 – 17,149 1,323 0.4
Global Stock, Class S 105,963 10,932 – 110,564 3,674 2.6
High Yield, Class S 47,939 737 – 48,788 2,837 1.1
Income, Class S 128,825 1,465 690 129,134 7,770 3.0
International Equity, Class S 179,684 12,257 – 197,178 14,781 4.6
Large Cap Growth, Class S 499,226 14,766 – 480,751 19,907 11.3
Large Cap Value, Class S 411,196 22,312 – 441,544 12,987 10.3
Mid Cap Stock, Class S 91,013 10,354 – 95,123 2,760 2.2
Mid Cap Value ETF
1
– 14,524 – 15,109 954 0.4
Short-Term Bond, Class S 73,945 792 105 74,749 5,932 1.8
Small Cap Stock, Class S 43,711 1,043 – 47,701 1,398 1.1
Small Cap Value ETF
2
7,180 849 – 7,987 280 0.2
Total U.S. Affiliated Registered Investment
Companies 1,696,938 1,757,858 41.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 416,780 4,600 40,490 381,272 38,089 8.9
Total Affiliated Short-Term Investments 416,780 381,272 8.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,112 50,886 57,388 6,610 6,610 0.1
Total Collateral Held for Securities Loaned 13,112 6,610 0.1
Total Value $2,126,830 $2,145,740
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($638) $1,155 $– $931
Core Emerging Markets Equity – 2,093 – 892
Core International Equity – 217 810 539
Global Stock, Class S – (6,331) 9,182 1,751
High Yield, Class S – 112 – 736
Income, Class S (101) (365) – 1,465
International Equity, Class S – 5,237 7,196 5,060
Large Cap Growth, Class S – (33,241) 14,766 –
Large Cap Value, Class S – 8,036 17,077 5,235
Mid Cap Stock, Class S – (6,244) 9,913 439
Mid Cap Value ETF
1
– 585 – 17
Short-Term Bond, Class S (0) 117 – 795
Small Cap Stock, Class S – 2,947 865 179
Small Cap Value ETF
2
– (42) – 183
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 5 377 – 4,134
Total Income/Non Cash Income from Affiliated Investments $22,356
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total ($734) ($25,347) $59,809
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   48.3% Value
U.S. Affiliated   47.8%
3,931,072 Thrivent Core Emerging Markets
Debt Fund $ 34,907,921
7,954,298 Thrivent Core Emerging Markets
Equity Fund 104,121,759
13,981,712 Thrivent Core International Equity
Fund 181,202,987
9,394,523 Thrivent Global Stock Fund, Class
S 282,681,190
1,605,524 Thrivent High Yield Fund, Class S 27,615,017
4,395,813 Thrivent Income Fund, Class S 73,058,410
29,647,038 Thrivent International Equity Fund,
Class S 395,491,481
25,289,256 Thrivent Large Cap Growth Fund,
Class S 610,735,536
15,254,097 Thrivent Large Cap Value Fund,
Class S 518,639,283
5,714,250 Thrivent Mid Cap Stock Fund,
Class S 196,970,213
2,675,250 Thrivent Mid Cap Value ETF 42,367,132
3,355,767 Thrivent Short-Term Bond Fund,
Class S 42,282,667
2,571,290 Thrivent Small Cap Stock Fund,
Class S 87,706,718
961,953 Thrivent Small Cap Value ETF 27,478,668
Total 2,625,258,982
U.S. Unaffiliated   0.5%
12,106 Invesco QQQ Trust Series 1 7,528,358
6,735 Invesco Senior Loan ETF 139,684
4,391 iShares Biotechnology ETF 757,140
28,243 iShares Broad USD High Yield
Corporate Bond ETF 1,063,066
1,474 iShares Semiconductor ETF 510,446
2,824 State Street Industrial Select
Sector SPDR ETF 467,203
24,573 State Street SPDR S&P 500 ETF
Trust 17,003,779
9,840 State Street SPDR S&P Biotech
ETF 1,227,540
1,228 VanEck Semiconductor ETF 495,449
Total 29,192,665
Total Registered Investment
Companies (cost $1,722,353,993) 2,654,451,647
Shares Common Stock 28.7% Value
Communications Services  2.6%
92,695 Alphabet, Inc., Class A 31,330,910
109,850 Alphabet, Inc., Class C 37,187,520
649 AST SpaceMobile, Inc.
a,b
72,175
113,725 AT&T, Inc. 2,980,732
1,542 CarGurus, Inc.
b
49,961
129,192 Comcast Corporation 3,843,462
981 Fox Corporation, Class B 64,324
2,804 Iridium Communications, Inc. 55,856
4,743 Liberty Global, Ltd., Class A
b
52,600
602 Liberty Media Corporation-Liberty
Formula One
b
52,386
12,505 Lumen Technologies, Inc.
b
110,294
183 Madison Square Garden Sports
Corporation
b
51,890
3,746 Magnite, Inc.
b
54,205
30,213 Match Group, Inc. 941,135
49,857 Meta Platforms, Inc. 35,722,541
Shares Common Stock  28.7% Value
Communications Services  2.6% - continued
118,025 Netflix, Inc.
b
$ 9,853,907
7,405 New York Times Company 542,861
36,759 News Corporation, Class A 993,596
460 Omnicom Group, Inc. 35,438
19,053 Pinterest, Inc.
b
421,643
3,791 Reddit, Inc.
b
683,404
9,720 ROBLOX Corporation
b
639,187
1,004 Roku, Inc.
b
95,581
585 Spotify Technology SA
b
292,705
511 Take-Two Interactive Software,
Inc.
b
112,573
5,868 T-Mobile US, Inc. 1,157,228
953 Trade Desk, Inc.
b
28,904
90,534 Universal Music Group NV 2,219,679
44,775 Verizon Communications, Inc. 1,993,383
26,248 Walt Disney Company 2,960,774
158,413 Warner Brothers Discovery, Inc.
b
4,362,694
144,560 Warner Music Group Corporation 4,333,909
Total 143,297,457
Consumer Discretionary  2.7%
232,009 ADT, Inc. 1,856,072
8,572 Advance Auto Parts, Inc. 411,542
204,211 Amazon.com, Inc.
b
48,867,692
6,137 American Eagle Outfitters, Inc. 143,053
62,514 Aptiv plc
b
4,735,436
3,631 Aramark 139,757
702 Asbury Automotive Group, Inc.
b
164,626
552 Autoliv, Inc. 66,924
110 AutoNation, Inc.
b
22,548
39 AutoZone, Inc.
b
144,467
7,128 Bath & Body Works, Inc. 155,390
1,084 Best Buy Company, Inc. 70,568
803 Booking Holdings, Inc. 4,016,478
6,613 Boot Barn Holdings, Inc.
b
1,180,288
12,980 BorgWarner, Inc. 615,382
151 Bright Horizons Family Solutions,
Inc.
b
13,987
660 Brunswick Corporation 52,945
1,890 Buckle, Inc. 89,397
17,392 Build-A-Bear Workshop, Inc. 1,037,955
3,313 CarMax, Inc.
b
147,561
3,820 Carnival Corporation
b
114,676
65 Cavco Industries, Inc.
b
31,981
4,522 Chewy, Inc.
b
131,635
1,378 Chipotle Mexican Grill, Inc.
b
53,563
8,592 Churchill Downs, Inc. 845,109
255 Citi Trends, Inc.
b
11,003
3,080 Coursera, Inc.
b
18,665
25,640 D.R. Horton, Inc. 3,816,258
3,729 Dana, Inc. 107,768
148 Darden Restaurants, Inc. 29,504
279 Deckers Outdoor Corporation
b
33,296
178 Domino's Pizza, Inc. 73,039
15,236 DoorDash, Inc.
b
3,117,590
90 Duolingo, Inc.
b
12,065
1,169 eBay, Inc. 106,636
1,803 Etsy, Inc.
b
95,487
882 Five Below, Inc.
b
169,026
16,671 Ford Motor Company 231,393
3,386 Fox Factory Holding Corporation
b
62,302
7,138 Frontdoor, Inc.
b
421,927
6,171 Gap, Inc. 172,665
4,934 Garmin, Ltd. 994,892
4,014 Garrett Motion, Inc. 72,413

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Consumer Discretionary  2.7% - continued
28,358 General Motors Company $ 2,382,072
7,549 Gentex Corporation 173,702
345 GigaCloud Technology, Inc.
b
13,776
10,376 Goodyear Tire & Rubber
Company
b
97,638
944 Grand Canyon Education, Inc.
b
164,105
11,664 Hilton Worldwide Holdings, Inc. 3,481,821
9,672 Home Depot, Inc. 3,623,034
4,362 Installed Building Products, Inc. 1,256,867
17,449 Laureate Education, Inc.
b
598,501
754 Lear Corporation 88,286
16,039 Life Time Group Holdings, Inc.
b
467,858
353 Lithia Motors, Inc. 114,174
26,528 Lowe's Companies, Inc. 7,084,568
343 Lululemon Athletica, Inc.
b
59,854
272 M/I Homes, Inc.
b
36,366
4,663 Macy's, Inc. 93,353
13,307 Mattel, Inc.
b
277,983
3,907 McDonald's Corporation 1,230,705
824 MGM Resorts International
b
27,637
3,395 Mohawk Industries, Inc.
b
401,900
118 NVR, Inc.
b
901,016
39,923 O'Reilly Automotive, Inc.
b
3,928,822
518 Planet Fitness, Inc.
b
47,159
332 PulteGroup, Inc. 41,530
2,880 Ralph Lauren Corporation 1,017,821
557 Red Rock Resorts, Inc. 35,163
28,299 Ross Stores, Inc. 5,338,606
1,271 Service Corporation International/
US 102,227
19,489 SharkNinja, Inc.
b
2,303,600
10,243 Sonos, Inc.
b
146,987
165,120 Sony Group Corporation ADR 3,649,152
897 Strategic Education, Inc. 76,263
11,099 Tapestry, Inc. 1,408,574
462 Taylor Morrison Home Corporation
b
28,159
43,626 Tesla, Inc.
b
18,777,067
12,936 Texas Roadhouse, Inc. 2,326,669
9,264 TJX Companies, Inc. 1,387,840
1,731 Toll Brothers, Inc. 250,112
2,335 TopBuild Corporation
b
1,092,897
644 Ulta Beauty, Inc.
b
416,900
35,817 Universal Technical Institute, Inc.
b
996,787
376 Urban Outfitters, Inc.
b
26,640
4,027 VF Corporation 78,889
16,847 Viking Holdings, Ltd.
b
1,215,511
619 Visteon Corporation 56,242
770 Wayfair, Inc.
b
79,687
10,440 Wendy's Company
a
81,328
647 Williams-Sonoma, Inc. 132,409
8,332 Wingstop, Inc. 2,211,563
393 Winmark Corporation 177,121
59,964 Wyndham Hotels & Resorts, Inc. 4,364,780
8,044 Wynn Resorts, Ltd. 864,328
959 Yum! Brands, Inc. 149,125
Total 150,040,135
Consumer Staples  1.0%
2,887 Albertsons Companies, Inc. 48,069
29,981 Altria Group, Inc. 1,858,522
396 Archer-Daniels-Midland Company 26,655
2,456 BellRing Brands, Inc.
b
61,081
800 BJ's Wholesale Club Holdings,
Inc.
b
73,952
904 Campbell's Company 25,294
Shares Common Stock  28.7% Value
Consumer Staples  1.0% - continued
2,179 Casey's General Stores, Inc. $ 1,321,563
2,369 Central Garden & Pet Company,
Class A
b
72,657
11,526 Chefs' Warehouse, Inc.
b
724,985
1,174 Church & Dwight Company, Inc. 112,997
7,938 Colgate-Palmolive Company 716,722
18,216 Conagra Brands, Inc. 337,178
3,255 Costco Wholesale Corporation 3,060,514
2,616 Darling Ingredients, Inc.
b
119,447
357 Dollar General Corporation 51,205
262 Dollar Tree, Inc.
b
30,809
109 Hershey Company 21,228
1,055 Ingredion, Inc. 124,596
7,926 John B. Sanfilippo & Son, Inc. 641,213
201,067 Keurig Dr Pepper, Inc. 5,517,278
1,596 Kroger Company 100,309
2,255 Lamb Weston Holdings, Inc. 103,572
2,440 Maplebear, Inc.
b
90,670
2,158 Marzetti Company 370,248
1,581 McCormick & Company, Inc. 97,753
1,470 Molson Coors Beverage Company 70,619
9,837 Monster Beverage Corporation
b
794,436
32,070 PepsiCo, Inc. 4,926,914
11,046 Philip Morris International, Inc. 1,982,094
968 Primo Brands Corporation 18,334
41,082 Procter & Gamble Company 6,235,015
2,911 Simply Good Foods Company
b
54,639
1,934 Smithfield Foods, Inc. 46,223
639 Sprouts Farmers Markets, Inc.
b
45,311
82,248 Sysco Corporation 6,896,495
17,092 Turning Point Brands, Inc. 2,070,696
2,626 Tyson Foods, Inc. 171,557
121,725 Unilever plc ADR 8,321,121
649 Universal Corporation 36,727
875 US Foods Holding Corporation
b
73,168
15,547 Vita Coco Company, Inc.
b
829,432
51,944 Walmart, Inc. 6,188,608
696 WD-40 Company 160,936
Total 54,630,842
Energy  1.2%
86,871 Antero Midstream Corporation 1,634,912
6,436 Antero Resources Corporation
b
234,077
9,545 APA Corporation 252,083
3,270 Archrock, Inc. 96,759
19,267 Baker Hughes Company 1,079,723
951 Cactus, Inc. 53,475
274 California Resources Corporation 14,659
7,688 Cheniere Energy, Inc. 1,626,166
1,024 Chord Energy Corporation 102,646
94,585 ConocoPhillips 9,858,595
130,493 Devon Energy Corporation 5,247,124
21,755 DHT Holdings, Inc. 311,749
518 Diamondback Energy, Inc. 84,926
2,344 DT Midstream, Inc. 295,391
210,750 Enterprise Products Partners, LP 6,994,792
10,524 EOG Resources, Inc. 1,180,056
1,433 EQT Corporation 82,727
5,183 Expand Energy Corporation 582,621
114,635 Exxon Mobil Corporation 16,209,389
2,858 Gulfport Energy Corporation
b
583,518
149,310 Halliburton Company 5,004,871
6,865 Hess Midstream, LP 243,502
2,449 HF Sinclair Corporation 127,324
69,829 Kinder Morgan, Inc. 2,129,086

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Energy  1.2% - continued
2,279 Kodiak Gas Services, Inc. $ 95,741
20,515 Marathon Petroleum Corporation 3,614,538
9,421 Matador Resources Company 426,206
84 Noble Corporation plc 2,992
2,033 NOV, Inc. 37,306
748 Occidental Petroleum Corporation 33,952
483 Oceaneering International, Inc.
b
14,538
2,044 ONEOK, Inc. 161,864
5,735 Ovintiv, Inc. 249,300
9,913 Permian Resources Corporation 159,897
1,577 Phillips 66 226,394
4,937 Range Resources Corporation 186,865
1,115 Scorpio Tankers, Inc. 70,936
1,112 SLB, Ltd. 53,799
5,733 SM Energy Company 111,622
3,169 Talos Energy, Inc.
b
37,774
132 Targa Resources Corporation 26,529
36,120 TechnipFMC plc 2,012,606
455 Valero Energy Corporation 82,551
1,698 Viper Energy, Inc. 71,893
31,079 Williams Companies, Inc. 2,090,374
Total 63,797,848
Financials  4.4%
411 1st Source Corporation 27,673
682 ACNB Corporation 34,455
4,434 Affiliated Managers Group, Inc. 1,388,241
1,312 Affirm Holdings, Inc.
b
79,114
18,695 Allstate Corporation 3,720,118
24,591 Ally Financial, Inc. 1,039,707
13,257 Amalgamated Financial
Corporation 514,902
2,466 Amerant Bancorp, Inc. 53,512
7,606 American Express Company 2,678,605
894 American Financial Group, Inc. 116,461
55,306 American International Group, Inc. 4,141,313
5,411 Ameriprise Financial, Inc. 2,852,625
578 Ameris Bancorp 46,598
2,182 Aon plc 762,914
14,260 Arch Capital Group, Ltd.
b
1,369,530
7,169 Ares Management Corporation 1,072,984
1,962 Arrow Financial Corporation 66,335
3,635 Artisan Partners Asset
Management, Inc. 161,830
28,818 Associated Banc-Corp 785,579
1,362 Assurant, Inc. 324,333
1,278 Assured Guaranty, Ltd. 108,438
13,101 Atlantic Union Bankshares
Corporation 508,843
1,950 Axis Capital Holdings, Ltd. 201,201
290,825 Bank of America Corporation 15,471,890
1,404 Bank of Marin Bancorp 37,697
460 Bank of N.T. Butterfield & Son, Ltd. 23,828
59,840 Bank of New York Mellon
Corporation 7,176,013
927 Bank OZK 44,088
127 BankUnited, Inc. 6,029
1,363 Bankwell Financial Group, Inc. 65,683
2,095 Banner Corporation 129,555
1,824 Bar Harbor Bankshares 61,852
977 BCB Bancorp, Inc. 7,709
10,998 Beacon Financial Corporation 311,793
21,811 Berkshire Hathaway, Inc.
b
10,480,840
3,487 BlackRock, Inc. 3,901,744
11,314 Blue Owl Capital, Inc. 154,323
Shares Common Stock  28.7% Value
Financials  4.4% - continued
469 Bread Financial Holdings, Inc. $ 34,021
21,556 Bridgewater Bancshares, Inc.
b
414,091
370 Brown & Brown, Inc. 26,677
585 Burke & Herbert Financial Services
Corporation 38,306
2,793 Business First Bancshares, Inc. 78,679
11,840 Byline Bancorp, Inc. 378,051
471 C&F Financial Corporation 35,466
2,285 Cadence Bank 96,221
238 Camden National Corporation 11,322
1,384 Capital City Bank Group, Inc. 57,796
48,050 Capital One Financial Corporation 10,519,586
12,043 Capitol Federal Financial, Inc. 87,673
1,222 Carlyle Group, Inc. 71,829
186 Cathay General Bancorp 9,519
5,505 Central Pacific Financial
Corporation 179,298
135,120 Charles Schwab Corporation 14,041,670
2,042 ChoiceOne Financial Services, Inc. 58,585
17,579 Chubb, Ltd. 5,441,755
779 Cincinnati Financial Corporation 125,333
10,622 Citigroup, Inc. 1,229,072
802 Citizens Financial Group, Inc. 50,510
2,873 Civista Bancshares, Inc. 69,325
923 CNB Financial Corporation 25,567
5,632 CNO Financial Group, Inc. 236,826
406 Coinbase Global, Inc.
b
79,064
4,004 Columbia Banking System, Inc. 117,878
1,613 Commerce Bancshares, Inc. 84,908
59 Community Financial System, Inc. 3,687
7,693 Community Trust Bancorp, Inc. 474,658
2,688 Community West Bancshares 64,431
8,351 ConnectOne Bancorp, Inc. 222,304
48 Corpay, Inc.
b
15,102
822 Cullen/Frost Bankers, Inc. 113,288
7,277 Customers Bancorp, Inc.
b
575,029
12,072 Donnelley Financial Solutions, Inc.
b
624,726
3,920 Dynex Capital, Inc. 54,410
2,472 East West Bancorp, Inc. 282,896
1,396 Eastern Bankshares, Inc. 28,597
5,075 Enova International, Inc.
b
838,238
7,619 Enterprise Financial Services
Corporation 436,950
832 Equitable Holdings, Inc. 38,605
3,920 Essent Group, Ltd. 246,646
755 Euronet Worldwide, Inc.
b
54,707
713 Evercore, Inc. 251,882
193 Everest Group, Ltd. 63,937
3,925 F.N.B. Corporation 68,884
1,125 FactSet Research Systems, Inc. 286,155
4,195 Farmers National Banc
Corporation 54,451
3,631 Federal Agricultural Mortgage
Corporation 614,728
4,283 Federated Hermes, Inc. 228,198
1,977 Fidelity National Information
Services, Inc. 109,229
7,201 Fifth Third Bancorp 361,634
7,484 Financial Institutions, Inc. 246,523
3,216 First American Financial
Corporation 203,187
35,938 First Bancorp/Puerto Rico 794,949
2,528 First Bank/Hamilton, NJ 42,167
2,161 First Citizens BancShares, Inc./NC 4,472,341
4,874 First Financial Bancorp 140,079
688 First Financial Bankshares, Inc. 21,892

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Financials  4.4% - continued
2,704 First Financial Corporation $ 176,193
279 First Hawaiian, Inc. 7,407
7,893 First Horizon Corporation 193,300
472 First Internet Bancorp 10,285
2,685 First Merchants Corporation 106,756
3,453 First Mid-Illinois Bancshares, Inc. 145,371
884 FirstCash Holdings, Inc. 150,722
8,887 Fiserv, Inc.
b
566,369
1,404 Flagstar Bank NA 18,561
2,840 Flushing Financial Corporation 44,844
1,409 Flywire Corporation
b
17,753
5,229 Franklin Resources, Inc. 139,196
6,790 Fulton Financial Corporation 140,213
5,383 Genworth Financial, Inc.
b
44,894
9,380 Glacier Bancorp, Inc. 475,378
737 Global Life, Inc. 103,342
456 Global Payments, Inc. 32,713
7,081 Great Southern Bancorp, Inc. 434,632
1,812 Hamilton Lane, Inc. 255,927
845 Hancock Whitney Corporation 58,136
8,217 Hanmi Financial Corporation 218,326
399 Hanover Insurance Group, Inc. 69,482
4,465 Hartford Insurance Group, Inc. 603,043
1,185 HBT Financial, Inc. 31,971
3,349 Heritage Financial Corporation 86,438
7,256 Hilltop Holdings, Inc. 271,737
511 Home Bancorp, Inc. 30,502
1,813 Home BancShares, Inc. 52,396
6,228 Hometrust Bancshares, Inc. 268,551
3,637 Horizon Bancorp, Inc. 64,084
14,839 Houlihan Lokey, Inc. 2,497,700
3,204 Huntington Bancshares, Inc./OH 56,006
92 Independent Bank Corporation/MA 7,432
3,860 Independent Bank Corporation/MI 135,679
380 Interactive Brokers Group, Inc. 28,454
55,802 Intercontinental Exchange, Inc. 9,697,272
30,769 Invesco, Ltd. 839,686
78 Jack Henry & Associates, Inc. 13,978
2,028 Jackson Financial, Inc. 241,170
2,628 Jefferies Financial Group, Inc. 160,781
68,400 JPMorgan Chase & Company 20,922,876
9,992 Kearny Financial Corporation/MD 77,838
1,239 KeyCorp 26,663
4,773 Lazard, Inc. 256,406
2,946 LendingClub Corporation
b
49,817
2,713 Lincoln National Corporation 112,888
209 Loews Corporation 22,064
1,843 M&T Bank Corporation 408,354
3 Markel Group, Inc.
b
6,122
844 MarketAxess Holdings, Inc. 142,830
10,154 Marsh & McLennan Companies,
Inc. 1,910,881
12,429 Mastercard, Inc. 6,696,621
2,362 Mercantile Bank Corporation 122,777
58,099 MetLife, Inc. 4,582,849
52,451 MGIC Investment Corporation 1,411,981
5,434 Moody's Corporation 2,801,553
53,482 Morgan Stanley 9,776,510
4,996 Morningstar, Inc. 1,009,642
300 MSCI, Inc. 182,766
34,950 Nasdaq, Inc. 3,386,305
2,342 National Bank Holdings
Corporation 94,102
4,617 NBT Bancorp, Inc. 205,133
12,570 NMI Holdings, Inc.
b
486,710
Shares Common Stock  28.7% Value
Financials  4.4% - continued
2,725 Northeast Community Bancorp,
Inc. $ 64,310
3,309 Northern Trust Corporation 494,464
5,492 Northfield Bancorp, Inc. 67,661
27,433 Northwest Bancshares, Inc. 353,337
9,227 OFG Bancorp 371,848
54,950 Old National Bancorp 1,342,428
39,268 Old Republic International
Corporation 1,538,128
19,974 Old Second Bancorp, Inc. 396,284
5,441 OneMain Holdings, Inc. 356,603
2,263 Orange County Bancorp, Inc. 69,746
8,998 Orrstown Financial Services, Inc. 324,108
651 Palomar Holdings, Inc.
b
80,457
46 Park National Corporation 7,495
2,015 Parke Bancorp, Inc. 55,030
1,062 Paymentus Holdings, Inc.
b
28,387
2,558 PCB Bancorp 57,402
423 PennyMac Financial Services, Inc. 42,266
2,383 Peoples Bancorp, Inc./OH 77,495
1,261 Peoples Financial Services
Corporation 65,698
2,412 Pinnacle Financial Partners, Inc. 229,357
315 Piper Sandler Companies 109,100
623 PNC Financial Services Group,
Inc. 139,116
7,009 Popular, Inc. 935,912
937 Principal Financial Group, Inc. 88,753
8,069 Progressive Corporation 1,678,352
1,132 Prosperity Bancshares, Inc. 78,119
2,223 Provident Financial Services, Inc. 49,217
1,484 Prudential Financial, Inc. 164,887
7,370 Radian Group, Inc. 242,473
652 Raymond James Financial, Inc. 108,141
1,881 Regions Financial Corporation 53,609
1,268 Reinsurance Group of America,
Inc. 257,087
1,018 RenaissanceRe Holdings, Ltd. 286,771
413 Renasant Corporation 15,574
1,622 RLI Corporation 94,773
33,031 Robinhood Markets, Inc.
b
3,285,924
1,143 Rocket Companies, Inc. 20,494
7,329 S&P Global, Inc. 3,868,173
39,402 SEI Investments Company 3,461,466
574 Selective Insurance Group, Inc. 48,262
274 ServisFirst Bancshares, Inc. 22,427
4,408 Shore Bancshares, Inc. 83,620
4,273 Simmons First National
Corporation 86,870
2,590 South Plains Financial, Inc. 107,899
1,834 Southern Missouri Bancorp, Inc. 114,753
10,687 SouthState Bank Corporation 1,093,601
1,471 Starwood Property Trust, Inc. 26,375
1,534 State Street Corporation 200,739
2,150 StepStone Group, Inc. 151,984
7,486 Stifel Financial Corporation 923,024
11,213 Stock Yards Bancorp, Inc. 759,008
221 StoneX Group, Inc.
b
24,809
346 Synchrony Financial 25,130
277 Texas Capital Bancshares, Inc.
b
28,024
2,080 Third Coast Bancshares, Inc.
b
84,365
16,293 Toast, Inc.
b
506,875
1,330 Tompkins Financial Corporation 106,560
3,227 Towne Bank/Portsmouth, VA 112,945
1,583 TPG RE Finance Trust, Inc. 14,294
1,447 TPG, Inc. 85,243

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Financials  4.4% - continued
6,670 Tradeweb Markets, Inc. $ 687,477
32,988 Triumph Financial, Inc.
b
2,081,213
3,614 U.S. Bancorp 202,782
1,089 UMB Financial Corporation 138,455
1,411 United Bankshares, Inc. 59,728
4,239 United Community Banks, Inc. 145,949
1,187 Unity Bancorp, Inc. 64,051
2,580 Univest Financial Corporation 85,501
5,257 Unum Group 399,374
5,101 Valley National Bancorp 63,558
2,330 Virtu Financial, Inc. 96,718
28,679 Visa, Inc. 9,229,763
2,490 Washington Trust Bancorp, Inc. 85,581
2,548 Webster Financial Corporation 167,582
207,334 Wells Fargo & Company 18,761,654
16,710 WesBanco, Inc. 589,696
1,466 Western Alliance Bancorp 130,694
12,693 Western Union Company 118,933
151 Willis Towers Watson plc 47,938
5,069 Wintrust Financial Corporation 747,627
6,218 WisdomTree, Inc. 100,732
150 WSFS Financial Corporation 9,710
16,327 Zions Bancorp NA 978,151
Total 239,312,380
Health Care  3.2%
4,107 4D Molecular Therapeutics, Inc.
b
36,388
2,619 AbbVie, Inc. 584,063
3,925 Adaptive Biotechnologies
Corporation
b
72,612
64,674 ADMA Biologics, Inc.
b
1,118,860
34,040 Agilent Technologies, Inc. 4,556,254
985 Agios Pharmaceuticals, Inc.
b
27,028
1,877 Align Technology, Inc.
b
306,007
723 Alkermes plc
b
24,502
2,040 Alnylam Pharmaceuticals, Inc.
b
689,642
7,964 Amgen, Inc. 2,722,732
2,485 Amneal Pharmaceuticals, Inc.
b
33,995
1,340 Anika Therapeutics, Inc.
b
12,368
3,082 Arcus Biosciences, Inc.
b
64,845
901 Argenx SE ADR
b
757,290
636 Artivion, Inc.
b
25,930
9,706 Avantor, Inc.
b
105,990
1,717 Azenta, Inc.
b
66,757
559 Biogen, Inc.
b
100,558
58,213 BioMarin Pharmaceutical, Inc.
b
3,291,363
3,481 Bio-Techne Corporation 223,097
58,289 Boston Scientific Corporation
b
5,451,770
5,829 BridgeBio Pharma, Inc.
b
450,407
9,281 Bristol-Myers Squibb Company 510,919
11,339 Bruker Corporation 502,204
482 Cardinal Health, Inc. 103,572
2,889 CareDx, Inc.
b
59,369
10,329 Cencora, Inc. 3,710,383
724 Centene Corporation
b
31,364
2,000 Charles River Laboratories
International, Inc.
b
420,960
21,088 Cigna Group 5,780,432
25,966 Concentra Group Holdings Parent,
Inc. 575,926
5,009 Cooper Companies, Inc.
b
407,632
2,847 CorVel Corporation
b
198,237
28,905 Danaher Corporation 6,327,015
77 DaVita, Inc.
b
8,419
4,613 Denali Therapeutics, Inc.
b
100,287
Shares Common Stock  28.7% Value
Health Care  3.2% - continued
7,158 Dentsply Sirona, Inc. $ 89,260
11,692 Dexcom, Inc.
b
853,984
447 Doximity, Inc.
b
16,749
3,333 Dyne Therapeutics, Inc.
b
59,627
1,510 Edwards Lifesciences
Corporation
b
122,854
12,973 Elanco Animal Health, Inc.
b
312,390
13,118 Eli Lilly & Company 13,605,334
3,975 Enanta Pharmaceuticals, Inc.
b
51,277
19,847 Encompass Health Corporation 1,876,137
1,152 Envista Holdings Corporation
b
27,037
2,945 Exelixis, Inc.
b
121,805
4,940 Fate Therapeutics, Inc.
b
5,879
8,288 Fortrea Holdings, Inc.
b
139,321
989 GE HealthCare Technologies, Inc. 78,101
4,908 GeneDx Holdings Corporation
b
472,444
49,572 Gilead Sciences, Inc. 7,036,745
2,015 Globus Medical, Inc.
b
182,720
6,251 Guardant Health, Inc.
b
712,864
14,768 HealthEquity, Inc.
b
1,265,175
2,398 Henry Schein, Inc.
b
181,001
114 Humana, Inc. 22,253
14,455 ICON plc
b
2,605,514
3,613 ICU Medical, Inc.
b
541,589
6,302 IDEXX Laboratories, Inc.
b
4,225,239
3,287 Illumina, Inc.
b
475,990
9,039 Incyte Corporation
b
904,533
965 Indivior Pharmaceuticals, Inc.
b
34,142
60 Insmed, Inc.
b
9,412
1,293 Inspire Medical Systems, Inc.
b
97,984
3,571 Insulet Corporation
b
913,498
15,175 Intuitive Surgical, Inc.
b
7,651,538
1,413 Ionis Pharmaceuticals, Inc.
b
116,813
804 IQVIA Holding, Inc.
b
185,041
5,500 iRhythm Holdings, Inc.
b
849,805
938 Jazz Pharmaceuticals, Inc.
b
154,292
67,112 Johnson & Johnson 15,251,202
27,876 Labcorp Holdings, Inc. 7,568,892
7,284 LeMaitre Vascular, Inc. 618,921
577 LivaNova plc
b
37,915
462 Masimo Corporation
b
63,446
4,349 Medpace Holdings, Inc.
b
2,533,206
67,609 Medtronic plc 6,961,023
106,743 Merck & Company, Inc. 11,770,551
14,609 Merit Medical Systems, Inc.
b
1,184,644
328 Mettler-Toledo International, Inc.
b
450,423
4,086 Mirum Pharmaceuticals, Inc.
b
421,757
2,727 Moderna, Inc.
b
120,179
2,585 Myriad Genetics, Inc.
b
14,528
3,994 Natera, Inc.
b
923,173
10,039 Neogen Corporation
b
102,599
7,408 Neurocrine Biosciences, Inc.
b
1,007,932
565 Option Care Health, Inc.
b
19,210
5,801 Penumbra, Inc.
b
2,077,744
34,503 Pfizer, Inc. 912,259
940 Prestige Consumer Healthcare,
Inc.
b
60,602
9,949 Progyny, Inc.
b
237,483
1,774 QIAGEN NV 95,211
124 Quest Diagnostics, Inc. 23,192
7,102 RadNet, Inc.
b
497,850
2,826 REGENXBIO, Inc.
b
31,538
10,834 Repligen Corporation
b
1,618,275
122 ResMed, Inc. 31,514
757 Revolution Medicines, Inc.
b
73,391

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Health Care  3.2% - continued
1,458 Revvity, Inc. $ 158,630
25,510 Royalty Pharma plc 1,063,257
39,138 Sanofi SA ADR 1,841,052
1,663 Sotera Health Company
b
30,134
18,702 STERIS plc 4,911,145
36,570 Stevanato Group SPA 569,761
9,228 Stryker Corporation 3,410,300
2,745 Teleflex, Inc. 286,496
2,050 Tenet Healthcare Corporation
b
388,024
4,074 Thermo Fisher Scientific, Inc. 2,357,257
31,887 Twist Bioscience Corporation
b
1,309,599
6,351 UFP Technologies, Inc.
b
1,594,990
444 United Therapeutics Corporation
b
208,454
14,847 UnitedHealth Group, Inc. 4,260,050
1,024 Universal Health Services, Inc. 206,090
800 Varex Imaging Corporation
b
11,152
1,667 Vaxcyte, Inc.
b
89,301
3,857 Veeva Systems, Inc.
b
786,519
14,532 Vericel Corporation
b
522,861
7,448 Vertex Pharmaceuticals, Inc.
b
3,499,815
40,246 Viatris, Inc. 526,820
50 Waters Corporation
b
18,536
30,304 Waystar Holding Corporation
b
804,874
4,999 West Pharmaceutical Services,
Inc. 1,155,369
4,721 Xencor, Inc.
b
57,077
1,293 Xenon Pharmaceuticals, Inc.
b
53,026
60,567 Zimmer Biomet Holdings, Inc. 5,273,569
13,921 Zoetis, Inc. 1,737,619
Total 177,297,961
Industrials  3.4%
6,503 3M Company 996,000
2,454 A.O. Smith Corporation 180,344
8,008 AAON, Inc. 729,209
3,556 Acuity, Inc. 1,099,657
10,889 Advanced Drainage Systems, Inc. 1,655,564
329 AECOM 31,725
326 AGCO Corporation 36,972
27,242 Alight, Inc. 41,680
2,265 Allegheny Technologies, Inc.
b
272,480
3,235 Allegion plc 535,037
955 Allison Transmission Holdings, Inc. 103,809
96,298 Amentum Holdings, Inc.
b
3,445,542
1,680 American Superconductor
Corporation
b
50,266
20,271 AMETEK, Inc. 4,540,299
2,907 API Group Corporation
b
120,844
4,483 Applied Industrial Technologies,
Inc. 1,167,418
1,129 Arcosa, Inc. 129,237
2,580 Armstrong World Industries, Inc. 474,049
11,548 Atmus Filtration Technologies, Inc. 669,438
17,469 Automatic Data Processing, Inc. 4,311,699
1,615 Axon Enterprise, Inc.
b
780,982
366 AZZ, Inc. 45,490
9,742 Badger Infrastructure Solutions,
Ltd. 550,829
25,669 Barrett Business Services, Inc. 975,422
2,989 Brady Corporation 258,459
123 Brink's Company 15,626
137 Broadridge Financial Solutions,
Inc. 27,004
16,086 BWX Technologies, Inc. 3,304,547
124 CACI International, Inc.
b
76,952
Shares Common Stock  28.7% Value
Industrials  3.4% - continued
6,726 Casella Waste Systems, Inc.
b
$ 678,519
16,782 Caterpillar, Inc. 11,031,816
15,654 CECO Environmental Corporation
b
1,055,549
7,658 Cintas Corporation 1,465,665
4,275 Clean Harbors, Inc.
b
1,111,115
395,616 CNH Industrial NV 4,256,828
22,654 Copart, Inc.
b
919,299
4,992 CRA International, Inc. 943,189
301 Crane Company 54,975
3,768 CSW Industrials, Inc. 1,017,285
309,206 CSX Corporation 11,675,619
506 Cummins, Inc. 292,883
2,207 Curtiss-Wright Corporation 1,449,315
124,863 Delta Air Lines, Inc. 8,227,223
5,323 DNOW, Inc.
b
80,856
2,744 Donaldson Company, Inc. 279,723
152 Dycom Industries, Inc.
b
55,387
2,293 EMCOR Group, Inc. 1,652,634
2,302 Energy Recovery, Inc.
b
33,586
25,618 Enerpac Tool Group Corporation 1,033,943
1,667 EnerSys 300,377
3,644 EnPro, Inc. 870,114
171 Equifax, Inc. 34,439
3,436 ExlService Holdings, Inc.
b
134,519
1,505 Expeditors International of
Washington, Inc. 241,613
112,514 Fastenal Company 4,878,607
5,273 Federal Signal Corporation 569,959
5,750 Ferguson Enterprises, Inc. 1,451,645
94,455 Flowserve Corporation 7,381,658
597 Fortive Corporation 31,528
3,323 Fortune Brands Innovations, Inc. 179,774
2,142 FTAI Aviation, Ltd. 583,309
1,798 Gates Industrial Corporation plc
b
41,390
618 Generac Holdings, Inc.
b
103,849
17,347 General Dynamics Corporation 6,090,358
22,821 General Electric Company 7,001,255
2,207 Genpact, Ltd. 97,329
7,723 Graco, Inc. 674,450
14,344 Great Lakes Dredge & Dock
Corporation
b
214,873
53 HEICO Corporation 13,493
8,876 Helios Technologies, Inc. 574,987
68,059 Hexcel Corporation 5,635,966
1,217 HNI Corporation 58,160
35,141 Honeywell International, Inc. 7,995,280
8,766 Howmet Aerospace, Inc. 1,824,029
62 Hubbell, Inc. 30,252
2,581 Hudson Technologies, Inc.
b
18,506
684 Huntington Ingalls Industries, Inc. 287,629
5,559 Huron Consulting Group, Inc.
b
939,471
6,489 ICF International, Inc. 605,099
1,547 IDEX Corporation 307,157
1,206 IES Holdings, Inc.
b
458,630
1,009 Ingersoll Rand, Inc. 86,865
378 Insteel Industries, Inc. 12,527
2,961 ITT Corporation 539,790
28,263 Jacobs Solutions, Inc. 3,822,853
21,856 JB Hunt Transport Services, Inc. 4,430,648
19 Johnson Controls International plc 2,266
1,684 Kirby Corporation
b
198,139
788 Knight-Swift Transportation
Holdings, Inc. 43,419
7,862 Korn Ferry 546,173
20,741 L3Harris Technologies, Inc. 7,111,052

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Industrials  3.4% - continued
1,150 Leidos Holdings, Inc. $ 216,522
9,780 Limbach Holdings, Inc.
b
840,884
1,140 Lincoln Electric Holdings, Inc. 302,499
2,503 Lyft, Inc.
b
42,226
3,460 Masco Corporation 228,671
315 MasTec, Inc.
b
75,751
664 Maximus, Inc. 62,708
2,024 McGrath RentCorp 226,061
7,557 Mercury Systems, Inc.
b
709,451
2,372 Middleby Corporation
b
349,087
6,565 Modine Manufacturing Company
b
1,212,293
6,214 Moog, Inc. 1,897,445
1,906 Mueller Industries, Inc. 259,483
32,957 Mueller Water Products, Inc. 892,146
2,899 Nextpower, Inc.
b
339,444
99 Nordson Corporation 27,178
43,545 NPK International, Inc.
b
601,356
12,159 nVent Electric plc 1,364,969
4,766 Old Dominion Freight Line, Inc. 825,471
1,052 Oshkosh Corporation 151,299
8,667 Otis Worldwide Corporation 740,335
957 Owens Corning, Inc. 114,687
7,470 Parker-Hannifin Corporation 6,990,725
883 Paychex, Inc. 91,064
450 Paylocity Holding Corporation
b
60,741
4,858 Pentair plc 511,887
2,643 Quanta Services, Inc. 1,254,447
3,066 RBC Bearings, Inc.
b
1,531,988
335 Regal Rexnord Corporation 54,103
5,857 Republic Services, Inc. 1,259,782
2,289 Robert Half, Inc. 79,222
5,311 Rockwell Automation, Inc. 2,239,383
108 Ryder System, Inc. 20,658
1,120 Science Applications International
Corporation 113,971
3,620 Sensata Technologies Holding plc 125,216
361 SkyWest, Inc.
b
34,844
527 SPX Technologies, Inc.
b
109,832
777 SS&C Technologies Holdings, Inc. 63,629
3,687 Stanley Black & Decker, Inc. 290,019
2,152 Sterling Construction Company,
Inc.
b
770,222
670 Tetra Tech, Inc. 25,232
980 Textron, Inc. 86,299
2,448 Timken Company 228,129
3,333 Toro Company 304,970
2,152 Trane Technologies plc 905,088
7,124 TransUnion 562,938
1,074 Trex Company, Inc.
b
44,485
34,481 Uber Technologies, Inc.
b
2,760,204
1,936 UL Solutions, Inc. 135,965
771 UniFirst Corporation/MA 165,765
7,945 Union Pacific Corporation 1,867,870
1,069 United Airlines Holdings, Inc.
b
109,380
491 United Rentals, Inc. 383,991
15,532 Veralto Corporation 1,537,357
11,010 Verisk Analytics, Inc. 2,394,235
3,624 Verra Mobility Corporation
b
69,943
5,923 Vertiv Holdings Company 1,102,744
681 Wabtec Corporation 156,725
3,912 Waste Management, Inc. 869,403
3,853 WESCO International, Inc. 1,115,174
88 Woodward, Inc. 27,970
7,704 Xylem, Inc. 1,062,150
Shares Common Stock  28.7% Value
Industrials  3.4% - continued
3,469 Zurn Elkay Water Solutions
Corporation $ 159,956
Total 183,523,098
Information Technology  7.6%
6,124 Adobe, Inc.
b
1,795,863
13,448 Advanced Micro Devices, Inc.
b
3,183,545
9,171 Agilysys, Inc.
b
795,584
2,276 Akamai Technologies, Inc.
b
221,113
1,501 Ambarella, Inc.
b
96,124
4,039 Amkor Technology, Inc. 195,205
61,154 Amphenol Corporation 8,811,068
9,329 Analog Devices, Inc. 2,900,200
178,873 Apple, Inc. 46,413,966
10,547 Applied Materials, Inc. 3,399,509
6,474 AppLovin Corporation
b
3,062,914
54,937 Arista Networks, Inc.
b
7,786,770
428 Arrow Electronics, Inc.
b
56,706
3,588 ASGN, Inc.
b
186,899
192 Astera Labs, Inc.
b
28,919
19,973 Autodesk, Inc.
b
5,050,573
3,874 Bel Fuse, Inc. 779,410
1,074 Blackbaud, Inc.
b
57,674
7,165 BlackLine, Inc.
b
332,958
63,290 Broadcom, Inc. 20,967,977
5,134 Cadence Design Systems, Inc.
b
1,521,512
236 Calix, Inc.
b
10,542
256 Ciena Corporation
b
64,463
1,922 Cirrus Logic, Inc.
b
250,513
179,731 Cisco Systems, Inc. 14,076,532
3,346 Cloudflare, Inc.
b
593,413
23,404 Cognex Corporation 906,671
1,496 Cognizant Technology Solutions
Corporation 122,762
5,126 Coherent Corporation
b
1,087,635
541 CommVault Systems, Inc.
b
46,364
3,147 Corning, Inc. 324,928
8,566 Crane NXT Company 432,754
121 Credo Technology Group Holding,
Ltd.
b
15,159
141 CTS Corporation 7,249
1,497 CyberArk Software, Ltd.
b
644,953
1,651 Datadog, Inc.
b
213,507
15,243 DigitalOcean Holdings, Inc.
b
842,176
74 DocuSign, Inc.
b
3,888
1,610 Dolby Laboratories, Inc. 103,346
21,919 Dynatrace Holdings, LLC
b
834,895
1,755 Enphase Energy, Inc.
b
64,900
1,007 EPAM Systems, Inc.
b
210,060
804 F5, Inc.
b
221,590
4,274 Fabrinet
b
2,091,867
11,116 Flex, Ltd.
b
700,753
50,284 Fortinet, Inc.
b
4,086,078
920 Freshworks, Inc.
b
9,918
1,900 Gen Digital, Inc. 45,581
14,376 Gitlab, Inc.
b
502,872
4,254 GoDaddy, Inc.
b
427,612
54,816 GPGI, Inc.
b
1,292,013
10,399 Guidewire Software, Inc.
b
1,463,763
6,689 Hewlett Packard Enterprise
Company 143,947
3,191 I3 Verticals, Inc.
b
70,872
4,383 Impinj, Inc.
b
605,292
1,377 InterDigital, Inc. 449,508

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Information Technology  7.6% - continued
17,242 International Business Machines
Corporation $ 5,288,121
48,753 JFrog, Ltd.
b
2,671,664
12,508 Keysight Technologies, Inc.
b
2,705,856
1,495 KLA Corporation 2,134,770
3,640 Knowles Corporation
b
88,234
43,218 Lam Research Corporation 10,089,674
22,305 Lattice Semiconductor
Corporation
b
1,795,999
2,316 Littelfuse, Inc. 749,828
3,051 Lumentum Holdings, Inc.
b
1,195,504
696 MACOM Technology Solutions
Holdings, Inc.
b
152,466
323 Manhattan Associates, Inc.
b
48,776
9,267 Marvell Technology, Inc. 731,352
2,776 Microchip Technology, Inc. 210,754
30,265 Micron Technology, Inc. 12,556,343
140,900 Microsoft Corporation 60,627,861
4,241 MKS, Inc. 998,374
4,755 Monday.com, Ltd.
b
545,636
166 MongoDB, Inc.
b
61,641
2,092 Monolithic Power Systems, Inc. 2,351,722
9,409 Motorola Solutions, Inc. 3,787,499
7,092 Napco Security Technologies, Inc. 261,624
6,384 NetApp, Inc. 615,098
37,527 Nokia Oyj ADR
a
241,299
3,936 Novanta, Inc.
b
529,549
380,954 NVIDIA Corporation 72,811,738
3,686 NXP Semiconductors NV 833,552
1,817 ON Semiconductor Corporation
b
108,820
6,969 Onto Innovation, Inc.
b
1,408,086
44,612 Oracle Corporation 7,342,243
25,981 Palantir Technologies, Inc.
b
3,808,555
27,823 Pegasystems, Inc. 1,215,587
2,589 Plexus Corporation
b
516,065
2,419 PTC, Inc.
b
377,678
373 Q2 Holdings, Inc.
b
22,846
794 Qnity Electronics, Inc. 76,367
67,586 Qualcomm, Inc. 10,245,362
6,906 Rambus, Inc.
b
786,110
238 Roper Industries, Inc. 88,353
6,374 Salesforce, Inc. 1,353,136
138,292 Samsung Electronics Company,
Ltd. 15,277,778
406 SanDisk Corporation/DE
b
233,957
237 Sanmina Corporation
b
33,578
41,896 ServiceNow, Inc.
b
4,902,251
20,490 Shopify, Inc.
b
2,688,903
9,723 Silicon Laboratories, Inc.
b
1,385,041
2,051 SiTime Corporation
b
744,739
4,667 Skyworks Solutions, Inc. 260,232
4,275 Snowflake, Inc.
b
823,793
9,728 Sprout Social, Inc.
b
88,038
1,713 Synopsys, Inc.
b
796,742
36,334 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 12,010,567
47,922 TD SYNNEX Corporation 7,603,784
14,240 TE Connectivity plc 3,172,387
408 Teledyne Technologies, Inc.
b
253,082
1,614 Tenable Holdings, Inc.
b
35,605
9,593 Teradyne, Inc. 2,312,393
13,244 Texas Instruments, Inc. 2,854,744
18,193 Trimble, Inc.
b
1,229,847
12,199 TTM Technologies, Inc.
b
1,197,942
1,751 Tyler Technologies, Inc.
b
646,819
Shares Common Stock  28.7% Value
Information Technology  7.6% - continued
3,873 Unity Software, Inc.
b
$ 112,704
1,235 Varonis Systems, Inc.
b
36,852
6,290 VeriSign, Inc. 1,536,207
6,744 Vistance Networks, Inc.
b
121,392
33,578 Vontier Corporation 1,259,175
7,413 Western Digital Corporation 1,854,955
127 Workday, Inc.
b
22,305
2,374 Zebra Technologies Corporation
b
557,843
1,035 Zoom Communications, Inc.
b
95,324
190 Zscaler, Inc.
b
38,002
Total 416,233,988
Materials  1.0%
116 Air Products and Chemicals, Inc. 31,610
1,314 Albemarle Corporation 224,208
6,040 Alcoa Corporation 343,132
8,362 Amcor plc 370,019
763 AngloGold Ashanti plc 70,860
1,203 AptarGroup, Inc. 150,315
9,407 Ashland, Inc. 575,332
1,440 Avery Dennison Corporation 267,134
4,397 Avient Corporation 158,952
4,035 Balchem Corporation 686,636
3,124 Ball Corporation 177,662
2,573 Celanese Corporation 114,344
104,251 CF Industries Holdings, Inc. 9,719,321
7,165 Coeur Mining, Inc.
b
146,453
2,029 Commercial Metals Company 155,969
28,266 Constellium SE
b
635,137
2,703 Corteva, Inc. 196,778
42,936 Crown Holdings, Inc. 4,494,540
3,634 DuPont de Nemours, Inc. 159,605
26,689 Eastman Chemical Company 1,850,081
16,135 Ecolab, Inc. 4,549,909
26,548 Element Solutions, Inc. 772,547
25,743 Freeport-McMoRan, Inc. 1,550,501
8,929 Greif, Inc. 630,566
3,711 Hecla Mining Company 83,572
17,207 Huntsman Corporation 186,180
1,540 Ingevity Corporation
b
101,317
436 International Flavors & Fragrances,
Inc. 30,437
58,292 International Paper Company 2,350,333
43,627 Ivanhoe Mines, Ltd.
b
551,725
1,046 Kaiser Aluminum Corporation 128,261
10,740 Linde plc 4,907,858
4,523 Louisiana-Pacific Corporation 378,756
1,648 Martin Marietta Materials, Inc. 1,074,414
1,413 Minerals Technologies, Inc. 92,919
10,719 Mosaic Company 294,773
56 NewMarket Corporation 37,564
20,446 Newmont Corporation 2,297,108
42,152 Nucor Corporation 7,491,253
2,327 O-I Glass, Inc.
b
35,557
11,680 Orion SA 72,182
5,609 Packaging Corporation of America 1,248,283
1,378 PPG Industries, Inc. 159,338
98 Reliance, Inc. 32,291
1,037 Royal Gold, Inc. 273,052
1,613 Scotts Miracle-Gro Company 103,587
1,053 Sensient Technologies Corporation 99,530
2,461 Smurfit WestRock plc 102,451
48,760 Solstice Advanced Materials, Inc.
b
3,011,905
2,143 Sonoco Products Company 102,864
2,322 Steel Dynamics, Inc. 416,962

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  28.7% Value
Materials  1.0% - continued
838 Stepan Company $ 48,277
812 Vulcan Materials Company 244,038
Total 53,988,398
Real Estate  0.7%
6,493 Agree Realty Corporation 468,989
2,458 Alpine Income Property Trust, Inc. 43,310
4,754 Americold Realty Trust, Inc. 58,997
8,990 AvalonBay Communities, Inc. 1,597,253
10,759 Brixmor Property Group, Inc. 288,234
1,241 Broadstone Net Lease, Inc. 22,971
2,125 CareTrust REIT, Inc. 79,347
28,448 CBRE Group, Inc.
b
4,845,548
6,055 Colliers International Group, Inc. 827,718
5,971 Compass, Inc.
b
74,757
9,785 CoStar Group, Inc.
b
601,777
8,313 Cousins Properties, Inc. 209,820
65,299 Crown Castle, Inc. 5,668,606
4,822 Curbline Properties Corporation 116,934
1,766 Cushman & Wakefield, Ltd.
b
29,033
1,624 Digital Realty Trust, Inc. 269,503
11,340 Easterly Government Properties,
Inc. 265,243
15,986 EPR Properties 867,081
5,717 Equity Lifestyle Properties, Inc. 361,143
112,840 Essential Properties Realty Trust,
Inc. 3,425,822
178 Essex Property Trust, Inc. 44,833
1,225 Extra Space Storage, Inc. 169,013
830 Federal Realty Investment Trust 83,963
7,859 First Industrial Realty Trust, Inc. 456,058
5,392 Getty Realty Corporation 161,005
208 Global Net Lease, Inc. 1,968
233,765 Healthcare Realty Trust, Inc. 3,924,914
83,606 Host Hotels & Resorts, Inc. 1,549,219
565 Howard Hughes Holdings, Inc.
b
46,138
11,318 Independence Realty Trust, Inc. 189,011
38,405 Industrial Logistics Properties Trust 204,699
14,935 Innovative Industrial Properties,
Inc. 721,659
9,407 InvenTrust Properties Corporation 276,472
2,406 Iron Mountain, Inc. 221,665
584 Jones Lang LaSalle, Inc.
b
209,019
2,079 Kimco Realty Corporation 43,825
152 Lamar Advertising Company 19,503
5,013 Macerich Company 94,896
34,703 Medical Properties Trust, Inc. 174,209
78,829 Millrose Properties, Inc. 2,349,104
287 National Health Investors, Inc. 23,568
6,876 NetSTREIT Corporation 129,544
664 NNN REIT, Inc. 27,669
512 Omega Healthcare Investors, Inc. 22,467
20,450 Outfront Media, Inc. 497,344
10,879 Park Hotels & Resorts, Inc. 118,907
3,776 Peakstone Realty Trust 58,981
2,281 Postal Realty Trust, Inc. 41,583
372 Realty Income Corporation 22,752
834 Regency Centers Corporation 60,774
1,993 Rexford Industrial Realty, Inc. 80,776
9,553 RLJ Lodging Trust 70,979
354 Ryman Hospitality Properties 33,524
49,478 Sabra Health Care REIT, Inc. 926,723
17,069 Safehold, Inc. 240,844
796 SBA Communications Corporation 146,552
47,811 Sila Realty Trust, Inc. 1,164,198
Shares Common Stock  28.7% Value
Real Estate  0.7% - continued
111 Simon Property Group, Inc. $ 21,235
6,121 STAG Industrial, Inc. 229,599
10,124 Summit Hotel Properties, Inc. 44,748
98,684 Tanger, Inc. 3,228,940
21,795 Terreno Realty Corporation 1,341,264
1,222 Ventas, Inc. 94,913
697 Zillow Group, Inc., Class A
b
43,381
5,240 Zillow Group, Inc., Class C
b
330,277
Total 40,064,801
Utilities  0.9%
83,086 AES Corporation 1,217,210
2,647 Alliant Energy Corporation 174,464
2,983 American States Water Company 217,640
1,199 American Water Works Company,
Inc. 154,827
625 Artesian Resources Corporation 20,850
759 Avista Corporation 31,339
3,098 Black Hills Corporation 226,092
385 California Water Service Group 17,209
4,526 CenterPoint Energy, Inc. 179,637
7,504 Clearway Energy, Inc., Class A 253,410
8,267 Clearway Energy, Inc., Class C 298,852
492 Consolidated Edison, Inc. 52,462
23,798 Constellation Energy Corporation 6,679,623
202 DTE Energy Company 27,145
61,972 Duke Energy Corporation 7,520,302
66,150 Edison International 4,119,822
99,759 Entergy Corporation 9,565,890
47,118 Evergy, Inc. 3,615,364
3,527 Eversource Energy 243,821
4,288 Exelon Corporation 192,017
1,940 FirstEnergy Corporation 91,840
1,118 Middlesex Water Company 58,561
640 National Fuel Gas Company 53,600
7,497 New Jersey Resources
Corporation 370,951
4,134 NiSource, Inc. 183,095
4,707 Northwestern Energy Group, Inc. 319,417
952 OGE Energy Corporation 41,583
1,549 Otter Tail Corporation 138,109
82,973 PG&E Corporation 1,279,444
746 Pinnacle West Capital Corporation 69,796
75,412 Portland General Electric
Company 3,789,453
6,338 Spire, Inc. 535,498
125,337 UGI Corporation 5,027,267
2,266 Unitil Corporation 115,362
29,055 Vistra Energy Corporation 4,600,859
3,634 XPLR Infrastructure, LP
b
35,395
Total 51,518,206
Total Common Stock
(cost $1,212,155,962) 1,573,705,114
Principal
Amount Long-Term Fixed Income 8.3% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 11,475
4.312%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
11,472
ALLO Issuer, LLC
625,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
631,949

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Asset-Backed Securities  0.2% - continued
Balboa Bay Loan Funding, Ltd.
$ 750,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
$ 749,986
425,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
425,367
Barings CLO, Ltd.
550,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
550,366
Battalion CLO XIV, Ltd.
350,000
3.868%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
350,068
CarVal CLO I, Ltd.
400,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
400,574
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
310,929
Commonbond Student Loan Trust
10,190
4.287%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
10,087
Foundation Finance Trust
104,840
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
100,107
GSAA Home Equity Trust
959,251
4.102%,  8/25/2034, Ser.
2004-10, Class M2
d
889,680
Hertz Vehicle Financing III, LLC
325,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
329,052
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
482,569
HTAP Issuer Trust
352,184
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
352,142
Laurel Road Prime Student Loan
Trust
82,230
5.990%,  11/25/2043, Ser.
2018-D, Class A
c,d
78,622
LCM 41, Ltd.
250,000
5.672%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
249,749
MFA Trust
295,140
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
295,591
National Collegiate Trust
66,388
4.069%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
65,095
Palmer Square Loan Funding, Ltd.
300,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
297,437
Point Securitization Trust
624,871
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
627,003
Principal
Amount Long-Term Fixed Income  8.3% Value
Asset-Backed Securities  0.2% - continued
PRET, LLC
$ 676,325
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
$ 677,595
280,842
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
281,926
PRPM, LLC
476,536
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
476,664
Shentel Issuer, LLC
400,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
c
406,375
Sunnova Hestia II Issuer, LLC
539,302
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
525,203
Unlock HEA Trust
283,841
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
284,122
403,256
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
404,642
VOLT CVI, LLC
267,221
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
267,574
Total 10,531,946
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
64,000 8.625%,  6/15/2029
c
67,391
Alumina, Pty. Ltd.
93,000 6.125%,  3/15/2030
c
95,935
Avient Corporation
47,000 6.250%,  11/1/2031
c
48,322
Axalta Coating Systems Dutch
Holding B BV
95,000 7.250%,  2/15/2031
c
99,983
Carpenter Technology Corporation
37,000 5.625%,  3/1/2034
c
37,547
Cascades, Inc./Cascades USA,
Inc.
78,000 6.750%,  7/15/2030
c
80,751
Celanese US Holdings, LLC
48,000 6.850%,  11/15/2028 50,390
32,000 6.500%,  4/15/2030 32,557
46,000 6.629%,  7/15/2032 47,991
70,000 6.750%,  4/15/2033
a
70,906
Cerdia Finanz GmbH
74,000 9.375%,  10/3/2031
c
75,274
Chemours Company
155,000 4.625%,  11/15/2029
c
144,536
Cleveland-Cliffs, Inc.
143,000 4.625%,  3/1/2029
a,c
140,708
50,000 6.875%,  11/1/2029
c
51,960
78,000 4.875%,  3/1/2031
c
74,788
29,000 7.375%,  5/1/2033
c
30,263
36,000 6.250%,  10/1/2040 31,451
Commercial Metals Company
51,000 6.000%,  12/15/2035
c
52,107
CVR Partners, LP/CVR Nitrogen
Finance Corporation
83,000 6.125%,  6/15/2028
c
82,996
First Quantum Minerals, Ltd.
97,000 8.625%,  6/1/2031
c
101,894

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Basic Materials  0.1% - continued
$ 51,000 7.250%,  2/15/2034
c
$ 53,580
Fortescue Treasury, Pty. Ltd.
23,000 4.500%,  9/15/2027
c
22,998
18,000 5.875%,  4/15/2030
c
18,521
38,000 6.125%,  4/15/2032
c
39,574
Glencore Funding, LLC
189,000 4.000%,  3/27/2027
c
189,081
Hecla Mining Company
33,000 7.250%,  2/15/2028 33,042
INEOS Finance plc
109,000 7.500%,  4/15/2029
c
91,293
Magnera Corporation
85,000 7.250%,  11/15/2031
c
80,326
Mercer International, Inc.
42,000 5.125%,  2/1/2029
a
25,952
Methanex Corporation
36,000 5.250%,  12/15/2029 36,208
37,000 5.650%,  12/1/2044 33,250
Methanex US Operations, Inc.
40,000 6.250%,  3/15/2032
c
41,249
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
58,823
26,000 8.500%,  5/1/2030
c
26,953
45,000 7.000%,  4/1/2031
c
47,293
Mosaic Company
241,000 4.600%,  11/15/2030 241,657
Novelis Corporation
38,000 4.750%,  1/30/2030
c
36,835
55,000 3.875%,  8/15/2031
c
50,329
Olin Corporation
44,000 6.625%,  4/1/2033
c
43,116
Olympus Water US Holding
Corporation
47,000 7.250%,  2/15/2033
c
46,817
Qnity Electronics, Inc.
118,000 5.750%,  8/15/2032
c
120,208
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054 143,328
SNF Group SACA
89,000 3.375%,  3/15/2030
c
83,687
Solstice Advanced Materials, Inc.
48,000 5.625%,  9/30/2033
c
48,254
SunCoke Energy, Inc.
95,000 4.875%,  6/30/2029
c
89,583
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
77,485
WR Grace Holdings, LLC
96,000 6.625%,  8/15/2032
c
95,470
Total 3,292,662
Capital Goods  0.1%
Advanced Drainage Systems, Inc.
75,000 6.375%,  6/15/2030
c
76,682
AECOM
93,000 6.000%,  8/1/2033
c
95,269
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
45,000 7.000%,  5/21/2030
c
46,902
Amphenol Corporation
210,000 5.300%,  11/15/2055 200,321
Amrize Finance US, LLC
131,000 5.400%,  4/7/2035 135,497
Principal
Amount Long-Term Fixed Income  8.3% Value
Capital Goods  0.1% - continued
Amsted Industries, Inc.
$ 10,000 4.625%,  5/15/2030
c
$ 9,892
89,000 6.375%,  3/15/2033
c
92,110
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
31,000 6.250%,  1/30/2031
c
31,858
ATI, Inc.
66,000 7.250%,  8/15/2030 69,188
Axon Enterprise, Inc.
52,000 6.125%,  3/15/2030
c
53,453
52,000 6.250%,  3/15/2033
c
53,880
BAE Systems plc
200,000 5.250%,  3/26/2031
c
207,628
Ball Corporation
45,000 3.125%,  9/15/2031 41,356
Boeing Company
157,000 5.040%,  5/1/2027 158,653
90,000 6.259%,  5/1/2027 92,307
107,000 6.388%,  5/1/2031 116,100
212,000 5.705%,  5/1/2040 216,715
Bombardier, Inc.
55,000 6.000%,  2/15/2028
c
55,083
64,000 7.250%,  7/1/2031
c
67,946
103,000 7.000%,  6/1/2032
c
108,121
22,000 6.750%,  6/15/2033
c
23,109
53,000 7.450%,  5/1/2034
c
59,267
Brundage-Bone Concrete
Pumping Holdings, Inc.
118,000 7.500%,  2/1/2032
c
118,781
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
84,690
26,000 4.250%,  2/1/2032
c
24,781
21,000 6.375%,  3/1/2034
c
21,728
44,000 6.750%,  5/15/2035
c
46,228
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
c
113,795
Chart Industries, Inc.
59,000 7.500%,  1/1/2030
c
61,387
Clean Harbors, Inc.
40,000 6.375%,  2/1/2031
c
40,957
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
13,115
70,000 6.875%,  1/15/2030
c
70,910
28,000 8.750%,  4/15/2030
c
28,020
42,000 6.750%,  4/15/2032
c
42,328
Columbus McKinnon Corporation/
NY
102,000 7.125%,  2/1/2033
c
102,530
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
114,000 6.625%,  12/15/2030
c
117,999
EquipmentShare.com, Inc.
83,000 9.000%,  5/15/2028
c
86,739
54,000 8.625%,  5/15/2032
c
57,727
ESAB Corporation
68,000 6.250%,  4/15/2029
c
69,872
GFL Environmental Holdings US,
Inc.
102,000 5.500%,  2/1/2034
c
102,235
GFL Environmental, Inc.
124,000 4.000%,  8/1/2028
c
122,040

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Capital Goods  0.1% - continued
Herc Holdings, Inc.
$ 59,000 6.625%,  6/15/2029
c
$ 61,059
56,000 7.000%,  6/15/2030
c
58,776
12,000 5.750%,  3/15/2031
c
12,085
77,000 7.250%,  6/15/2033
a,c
81,490
12,000 6.000%,  3/15/2034
c
12,061
Howmet Aerospace, Inc.
67,000 4.550%,  11/15/2032 67,323
Installed Building Products, Inc.
21,000 5.625%,  2/1/2034
c
21,121
Lockheed Martin Corporation
46,000 6.150%,  9/1/2036 51,007
Martin Marietta Materials, Inc.
78,000 5.150%,  12/1/2034 79,490
Mauser Packaging Solutions
Holding Company
30,000 7.875%,  4/15/2030
c
30,562
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
53,526
Nesco Holdings II, Inc.
58,000 5.500%,  4/15/2029
c
57,153
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
107,029
Nordson Corporation
132,000 5.600%,  9/15/2028 136,537
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 256,466
OI European Group BV
126,000 4.750%,  2/15/2030
c
121,930
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
53,153
30,000 7.375%,  6/1/2032
a,c
30,597
Quikrete Holdings, Inc.
196,000 6.375%,  3/1/2032
c
203,270
QXO Building Products, Inc.
66,000 6.750%,  4/30/2032
c
68,012
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 165,046
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
77,198
Reworld Holding Corporation
95,000 4.875%,  12/1/2029
c
91,967
Roller Bearing Company of
America, Inc.
45,000 4.375%,  10/15/2029
c
44,314
RTX Corporation
44,000 6.400%,  3/15/2054 48,467
225,000 4.450%,  11/16/2038 211,520
201,000 4.500%,  6/1/2042 182,014
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,866
Siemens Funding BV
142,000 5.800%,  5/28/2055
c
147,921
Smyrna Ready Mix Concrete, LLC
142,000 8.875%,  11/15/2031
c
151,385
Spirit AeroSystems, Inc.
277,000 4.600%,  6/15/2028 278,792
SRM Escrow Issuer, LLC
22,000 6.000%,  11/1/2028
c
22,069
Principal
Amount Long-Term Fixed Income  8.3% Value
Capital Goods  0.1% - continued
Standard Building Solutions, Inc.
$ 43,000 6.500%,  8/15/2032
c
$ 44,339
104,000 6.250%,  8/1/2033
c
106,304
50,000 5.875%,  3/15/2034
a,c
49,951
Standard Industries, Inc./NY
36,000 4.750%,  1/15/2028
c
35,812
36,000 3.375%,  1/15/2031
c
33,222
Synergy Infrastructure Holdings,
LLC
37,000 7.875%,  12/1/2030
c
38,596
TopBuild Corporation
26,000 4.125%,  2/15/2032
c
24,713
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 120,904
TransDigm, Inc.
90,000 6.750%,  8/15/2028
c
91,515
205,000 7.125%,  12/1/2031
c
214,985
101,000 6.625%,  3/1/2032
c
104,431
143,000 6.000%,  1/15/2033
c
145,702
12,000 6.250%,  1/31/2034
c
12,402
75,000 6.750%,  1/31/2034
c
77,626
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 110,024
110,000 4.000%,  7/15/2030 106,283
74,000 5.375%,  11/15/2033
c
73,956
Waste Pro USA, Inc.
62,000 7.000%,  2/1/2033
c
63,697
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
c
37,117
25,000 6.625%,  3/15/2032
c
26,122
68,000 6.375%,  3/15/2033
c
70,806
Total 7,967,912
Collateralized Mortgage Obligations  0.5%
A&D Mortgage Trust
260,529
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
264,197
Banc of America Alternative Loan
Trust
9,751
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,795
BINOM Securitization Trust
176,481
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
164,608
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,e
506,012
Chase Home Lending Mortgage
Trust
475,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
483,208
CHNGE Mortgage Trust
151,094
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
151,683
Citicorp Mortgage Securities, Inc.
218,693
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 201,283
Citigroup Mortgage Loan Trust,
Inc.
1,666
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,695
COLT Mortgage Loan Trust
351,857
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
324,383

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Collateralized Mortgage Obligations  0.5% -
continued
Countrywide Alternative Loan Trust
$ 48,844
4.134%,  10/25/2035, Ser.
2005-43, Class 4A1
d
$ 42,216
267,908
7.000%,  10/25/2037, Ser.
2007-24, Class A10 85,374
Cross Mortgage Trust
386,479
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
390,943
CSMC Trust
233,704
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
209,708
Federal Home Loan Mortgage
Corporation - REMIC
543,095
4.000%,  1/25/2051, Ser.
5249, Class LA 539,784
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 443,975
652,608
7.697%,  (SOFR30A +
4.000%), 2/25/2026, Ser.
5567, Class MB
d
672,357
825,000
5.250%,  2/25/2055, Ser.
5508, Class AY 831,795
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 448,875
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 884,291
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 905,752
1,347,384
2.000%,  12/25/2050, Ser.
5051, Class WI
g
176,282
54,359
3.000%,  2/15/2033, Ser.
4170, Class IG
g
3,218
194,413
3.000%,  3/15/2033, Ser.
4180, Class PI
g
14,582
483,962
4.500%,  10/15/2033, Ser.
2695, Class BH 489,232
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 506,151
Federal Home Loan Mortgage
Corporation - SLST
500,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
434,890
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 596,077
525,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 514,211
469,954
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 403,386
957,513
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
127,342
92,218
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
1,405
Flagstar Mortgage Trust
718,542
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
603,575
232,662
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
212,583
GCAT Trust
294,245
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
271,032
543,741
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
552,449
Principal
Amount Long-Term Fixed Income  8.3% Value
Collateralized Mortgage Obligations  0.5% -
continued
GS Mortgage-Backed Securities
Trust
$ 531,569
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
$ 465,512
825,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
824,073
HOMES Trust
475,000
6.950%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
473,467
J.P. Morgan Mortgage Trust
478,527
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
402,274
450,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
449,366
339,904
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
295,324
412,609
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,e
411,151
375,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
365,614
LHOME Mortgage Trust
302,538
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
302,940
Mello Mortgage Capital
Acceptance
490,179
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
411,751
Merrill Lynch Alternative Note
Asset Trust
77,492
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 24,109
Morgan Stanley Residential
Mortgage Loan Trust
650,000
7.336%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
657,007
425,000
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
c,d
425,047
New Residential Mortgage Loan
Trust
947,882
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
796,221
315,000
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,e
315,261
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
335,108
Palisades Mortgage Loan Trust
86,018
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
85,922
PMT Loan Trust
700,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
717,612
775,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
775,369
PRET Trust
345,048
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
337,912
PRET, LLC
530,000
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,e,h
530,289
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
312,871

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Collateralized Mortgage Obligations  0.5% -
continued
RCO IX Mortgage, LLC
$ 433,352
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
$ 434,832
Residential Accredit Loans, Inc.
Trust
86,586
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 77,206
Residential Funding Mortgage
Security I Trust
16,474
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,404
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
528,277
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
453,864
Santander Mortgage Asset
Receivable Trust
472,844
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
474,866
Sequoia Mortgage Trust
416,972
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
414,323
68,786
3.542%,  9/20/2046, Ser.
2007-1, Class 4A1
d
44,968
Toorak Mortgage Trust
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
352,293
TRK Trust
280,418
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
256,227
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
351,019
Verus Securitization Trust
163,227
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
147,989
Vontive Mortgage Trust
650,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
666,890
Total 26,397,707
Commercial Mortgage-Backed Securities  0.2%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
472,821
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
342,794
Angel Oak Mortgage Trust
539,734
4.929%,  10/25/2070, Ser.
2025-13, Class A1
c
541,243
BANK
2,717,572
0.413%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
58,131
2,991,155
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
139,348
BBCMS Mortgage Trust
3,967,167
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
242,142
2,569,172
0.922%,  12/15/2058, Ser.
2025-C39, Class XA
d,g
178,167
Principal
Amount Long-Term Fixed Income  8.3% Value
Commercial Mortgage-Backed Securities  0.2%
- continued
Benchmark Mortgage Trust
$ 400,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
$ 417,590
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,565,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
f
4,741,413
1,775,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,f
1,785,709
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
613,064
Home Partners of America Trust
623,672
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
611,879
460,125
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
417,762
HTAP Issuer Trust
665,080
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
670,262
Provident Funding Mortgage Trust
800,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
764,218
Total 11,996,543
Communications Services  0.2%
AMC Networks, Inc.
90,000 10.250%,  1/15/2029
c
93,842
American Tower Corporation
133,000 5.800%,  11/15/2028 138,881
171,000 2.900%,  1/15/2030 162,391
144,000 5.000%,  1/31/2030 147,498
88,000 5.650%,  3/15/2033 92,560
AppLovin Corporation
300,000 5.375%,  12/1/2031 310,079
AT&T, Inc.
165,000 5.700%,  3/1/2057 158,074
129,000 6.050%,  8/15/2056 129,108
283,000 3.500%,  9/15/2053 189,029
241,000 4.750%,  4/30/2033
h
240,434
180,000 4.900%,  8/15/2037 174,938
Cable One, Inc.
28,000 4.000%,  11/15/2030
c
20,380
CCO Holdings, LLC/CCO Holdings
Capital Corporation
82,000 5.125%,  5/1/2027
c
82,034
16,000 5.000%,  2/1/2028
c
15,912
131,000 5.375%,  6/1/2029
c
129,547
208,000 4.750%,  3/1/2030
c
198,703
147,000 4.500%,  8/15/2030
c
138,157
52,000 4.250%,  2/1/2031
c
47,608
138,000 4.750%,  2/1/2032
c
126,047
58,000 7.000%,  2/1/2033
c
58,560
38,000 4.500%,  6/1/2033
c
33,249
133,000 4.250%,  1/15/2034
a,c
112,344
77,000 7.375%,  2/1/2036
c
77,092
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
190,000 5.850%,  12/1/2035 189,096

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Communications Services  0.2% - continued
$ 400,000 3.500%,  6/1/2041 $ 286,269
Clear Channel Outdoor Holdings,
Inc.
81,000 7.875%,  4/1/2030
c
85,282
Comcast Corporation
198,000 5.350%,  5/15/2053
a
178,072
243,000 4.750%,  3/1/2044 211,189
Crown Castle, Inc.
168,000 4.900%,  9/1/2029 170,867
Deluxe Corporation
90,000 8.125%,  9/15/2029
c
94,436
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 384,832
DIRECTV Financing, LLC
22,000 8.875%,  2/1/2030
c
22,287
72,000 8.875%,  2/1/2030
c
72,901
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
129,000 5.875%,  8/15/2027
c
129,628
70,000 10.000%,  2/15/2031
c
72,106
FiberCop SPA
132,000 6.000%,  9/30/2034
c
128,184
Getty Images, Inc.
140,000 10.500%,  11/15/2030
c
141,760
Gray Media, Inc.
59,000 7.250%,  8/15/2033
c
60,403
Iliad Holding SAS
96,000 8.500%,  4/15/2031
c
102,799
62,000 7.000%,  4/15/2032
c
63,548
Level 3 Financing, Inc.
20,000 3.625%,  1/15/2029
c
18,552
102,000 6.875%,  6/30/2033
c
105,110
105,000 7.000%,  3/31/2034
c
108,760
77,000 8.500%,  1/15/2036
c
78,827
Lumen Technologies, Inc.
20,913 4.125%,  4/15/2030
c
20,913
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
109,483
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 93,916
233,000 5.400%,  8/15/2054 214,732
167,000 5.500%,  11/15/2045 160,593
Netflix, Inc.
30,000 4.875%,  6/15/2030
c
30,680
Nexstar Media, Inc.
59,000 4.750%,  11/1/2028
c
58,644
Omnicom Group, Inc.
80,000 4.200%,  6/1/2030 79,552
Orange SA
323,000 4.250%,  1/13/2031
c
320,288
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
70,000 4.625%,  3/15/2030
c
68,352
Paramount Global
31,000 6.375%,  3/30/2062
d
29,152
Rogers Communications, Inc.
31,000 7.000%,  4/15/2055
d
32,155
172,000 5.000%,  2/15/2029 175,518
Scripps Escrow II, Inc.
79,000 3.875%,  1/15/2029
a,c
72,909
Principal
Amount Long-Term Fixed Income  8.3% Value
Communications Services  0.2% - continued
Sinclair Television Group, Inc.
$ 45,000 8.125%,  2/15/2033
c
$ 46,549
Sirius XM Radio, LLC
55,000 4.000%,  7/15/2028
c
53,725
95,000 4.125%,  7/1/2030
c
89,587
97,000 3.875%,  9/1/2031
a,c
88,595
Snap, Inc.
47,000 6.875%,  3/15/2034
c
47,993
SoftBank Corporation
200,000 5.332%,  7/9/2035
c
200,305
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 404,482
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 127,783
Telecom Italia Capital SA
41,000 6.000%,  9/30/2034 42,006
TELUS Corporation
109,000 6.625%,  10/15/2055
d
111,478
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 218,780
192,000 4.950%,  11/15/2035 190,331
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
169,000 4.750%,  4/15/2028
c
168,633
Uniti Services, LLC
60,000 7.500%,  10/15/2033
c
61,947
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
15,480
86,000 4.500%,  5/1/2029
c
82,143
54,000 7.375%,  6/30/2030
c
54,708
63,000 8.500%,  7/31/2031
c
65,700
Verizon Communications, Inc.
128,000 5.875%,  11/30/2055 126,350
161,000 6.000%,  11/30/2065 159,264
81,000 5.000%,  1/15/2036 80,070
Viasat, Inc.
40,000 5.625%,  4/15/2027
c
40,021
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
35,825
Virgin Media O2 Vendor Financing
Notes VI DAC
50,000 8.500%,  3/15/2033
c
49,563
Virgin Media Secured Finance plc
135,000 5.500%,  5/15/2029
c
133,152
Virgin Media Vendor Financing
Notes IV DAC
149,000 5.000%,  7/15/2028
c
149,000
VMED O2 UK Financing I plc
38,000 7.750%,  4/15/2032
c
39,079
Vodafone Group plc
45,000 4.125%,  6/4/2081
d
42,346
54,000 5.125%,  6/4/2081
d
42,864
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
120,996
WarnerMedia Holdings, Inc.
48,000 5.141%,  3/15/2052 31,902
200,000 4.054%,  3/15/2029 194,009
83,000 4.279%,  3/15/2032 73,040
217,000 5.050%,  3/15/2042 152,443

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Communications Services  0.2% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 52,000 8.250%,  10/1/2031
c
$ 54,471
Zegona Finance plc
87,000 8.625%,  7/15/2029
c
91,718
Ziggo BV
39,000 4.875%,  1/15/2030
c
36,819
Total 10,771,419
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
26,000 3.875%,  1/15/2028
c
25,612
58,000 4.375%,  1/15/2028
c
57,657
89,000 6.125%,  6/15/2029
c
91,240
68,000 5.625%,  9/15/2029
c
69,151
Adient Global Holdings, Ltd.
26,000 8.250%,  4/15/2031
c
27,242
41,000 7.500%,  2/15/2033
a,c
42,572
ADT Security Corporation
60,000 4.125%,  8/1/2029
c
58,457
60,000 4.875%,  7/15/2032
c
58,102
Advance Auto Parts, Inc.
92,000 7.000%,  8/1/2030
c
93,560
68,000 7.375%,  8/1/2033
c
69,020
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
147,000 4.625%,  6/1/2028
c
145,011
Allison Transmission, Inc.
30,000 3.750%,  1/30/2031
c
28,279
American Axle & Manufacturing,
Inc.
102,000 5.000%,  10/1/2029 99,515
48,000 6.375%,  10/15/2032
c
48,974
48,000 7.750%,  10/15/2033
c
49,379
American Honda Finance
Corporation
174,000 5.100%,  1/8/2036
a
173,318
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
60,252
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
76,623
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
c
59,800
Bath & Body Works, Inc.
32,000 6.950%,  3/1/2033 31,893
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
108,000 9.500%,  7/1/2032
c
102,928
Beach Acquisition Bidco, LLC
75,891
0.000%,PIK 10.750%,
7/15/2033
c,i
83,506
Belron UK Finance plc
115,000 5.750%,  10/15/2029
c
117,190
Block Financial, LLC
239,000 5.375%,  9/15/2032 239,424
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
129,000 5.125%,  4/15/2029
a,c
114,350
Boyd Gaming Corporation
75,000 4.750%,  6/15/2031
c
73,059
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
Brightstar Lottery plc
$ 142,000 5.250%,  1/15/2029
c
$ 141,778
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
50,000 5.750%,  1/15/2033
c
49,706
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 4.875%,  2/15/2030
c
79,351
Caesars Entertainment, Inc.
204,000 4.625%,  10/15/2029
c
195,914
43,000 6.500%,  2/15/2032
c
43,969
42,000 6.000%,  10/15/2032
a,c
40,860
Carnival Corporation
48,000 5.125%,  5/1/2029
c
48,563
168,000 5.750%,  8/1/2032
c
172,540
61,000 6.125%,  2/15/2033
c
62,751
Carvana Company
73,000
9.000%,PIK 0.000%,
6/1/2030
c,i
76,117
159,300
9.000%,PIK 0.000%,
6/1/2031
c,i
175,241
CBRE Services, Inc.
158,000 4.900%,  1/15/2033 158,620
Churchill Downs, Inc.
39,000 4.750%,  1/15/2028
c
38,867
39,000 6.750%,  5/1/2031
c
40,183
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,113
Dana, Inc.
28,000 4.500%,  2/15/2032
a
26,481
Dream Finders Homes, Inc.
72,000 6.875%,  9/15/2030
c
72,926
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
19,483
Expedia Group, Inc.
244,000 5.400%,  2/15/2035 249,207
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 203,281
200,000 2.900%,  2/10/2029 189,538
173,000 7.122%,  11/7/2033 186,928
Forestar Group, Inc.
84,000 6.500%,  3/15/2033
c
85,885
FORVIA SE
109,000 8.000%,  6/15/2030
c
116,365
92,000 6.750%,  9/15/2033
c
94,331
Gap, Inc.
26,000 3.625%,  10/1/2029
c
24,728
30,000 3.875%,  10/1/2031
c
27,812
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
75,168
General Motors Company
162,000 5.350%,  4/15/2028 166,086
General Motors Financial
Company, Inc.
68,000 5.400%,  5/8/2027 69,090
224,000 4.900%,  10/6/2029 227,606
228,000 5.450%,  7/15/2030 236,905
91,000 5.625%,  4/4/2032 94,799
136,000 5.450%,  1/8/2036
a
136,588

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
Genting New York, LLC/GENNY
Capital, Inc.
$ 79,000 7.250%,  10/1/2029
c
$ 81,646
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
44,000 8.375%,  1/15/2029
c
43,735
44,000 11.500%,  8/15/2029
c
46,640
96,000 8.750%,  1/15/2032
c
92,733
GLP Capital, LP
298,000 5.750%,  6/1/2028 305,351
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 35,883
39,000 5.000%,  7/15/2029
a
38,194
68,000 5.250%,  4/30/2031 65,444
Group 1 Automotive, Inc.
72,000 6.375%,  1/15/2030
c
73,909
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 163,318
18,000 4.000%,  5/1/2031
c
17,182
104,000 3.625%,  2/15/2032
c
96,278
46,000 5.750%,  9/15/2033
c
46,862
Home Depot, Inc.
126,000 4.250%,  4/1/2046 106,912
205,000 3.900%,  6/15/2047 162,993
Hyundai Capital America
300,000 1.800%,  1/10/2028
c
286,982
172,000 5.300%,  6/24/2029
c
177,445
Jacobs Entertainment, Inc.
101,000 6.750%,  2/15/2029
c
99,719
K Hovnanian Enterprises, Inc.
36,000 8.000%,  4/1/2031
c
36,881
KB Home
120,000 4.800%,  11/15/2029 119,472
Kingpin Intermediate Holdings,
LLC
119,000 7.250%,  10/15/2032
a,c
113,840
L Brands, Inc.
114,000 6.625%,  10/1/2030
c
116,748
62,000 6.875%,  11/1/2035 62,704
Las Vegas Sands Corporation
56,000 5.900%,  6/1/2027 57,028
282,000 5.625%,  6/15/2028 288,715
Lennar Corporation
186,000 5.200%,  7/30/2030 191,708
Life Time, Inc.
56,000 6.000%,  11/15/2031
c
57,416
Light & Wonder International, Inc.
37,000 7.250%,  11/15/2029
c
37,986
Lindblad Expeditions, LLC
47,000 7.000%,  9/15/2030
c
49,065
Lithia Motors, Inc.
67,000 4.625%,  12/15/2027
c
66,873
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
38,988
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 128,529
286,000 2.625%,  4/1/2031 263,008
Macy's Retail Holdings, LLC
23,000 7.375%,  8/1/2033
c
24,287
42,000 4.500%,  12/15/2034 37,829
102,000 6.375%,  3/15/2037 96,093
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
Marriott International, Inc./MD
$ 131,000 5.100%,  4/15/2032 $ 134,759
Marriott Ownership Resorts, Inc.
190,000 6.500%,  10/1/2033
a,c
180,784
Match Group Holdings II, LLC
83,000 4.125%,  8/1/2030
c
78,232
51,000 6.125%,  9/15/2033
c
51,189
Mattamy Group Corporation
62,000 6.000%,  12/15/2033
c
60,919
McDonald's Corporation
225,000 4.450%,  3/1/2047 192,621
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
96,989
171,000 7.625%,  4/17/2032
c
179,307
92,000 6.500%,  9/24/2033
c
91,783
Meritage Homes Corporation
173,000 5.650%,  3/15/2035 176,495
MGM Resorts International
38,000 4.625%,  9/1/2026 38,022
62,000 6.125%,  9/15/2029 63,414
Michaels Companies, Inc.
31,000 5.250%,  5/1/2028
c
30,662
26,000 7.875%,  5/1/2029
c
25,332
Millrose Properties, Inc.
58,000 6.375%,  8/1/2030
c
59,200
69,000 6.250%,  9/15/2032
c
69,778
Muvico, LLC
67,550
9.000%,PIK 6.000%,
2/19/2029
a,c,i
66,556
NCL Corporation, Ltd.
72,000 5.875%,  1/15/2031
c
72,197
165,000 6.750%,  2/1/2032
c
169,093
60,000 6.250%,  9/15/2033
c
60,331
New Home Company, Inc.
45,000 8.500%,  11/1/2030
c
46,874
Nissan Motor Acceptance
Company, LLC
100,000 5.625%,  9/29/2028
c
100,343
100,000 6.125%,  9/30/2030
c
99,722
Nissan Motor Company, Ltd.
110,000 4.810%,  9/17/2030
c
103,845
Petco Health and Wellness
Company, Inc.
26,000 8.250%,  2/1/2031
c,h
26,068
PetSmart, LLC/PetSmart Finance
Corporation
157,000 7.500%,  9/15/2032
c
160,997
Phinia, Inc.
56,000 6.625%,  10/15/2032
c
58,299
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
56,459
104,000 9.750%,  4/15/2029
c
116,517
102,000 8.125%,  12/15/2029
c,d,j
105,569
Raven Acquisition Holdings, LLC
101,000 6.875%,  11/15/2031
c
101,215
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
49,000 4.625%,  4/16/2029
c
44,706
S&S Holdings, LLC
91,000 8.375%,  10/1/2031
c
86,763
Service Corporation International/
US
36,000 3.375%,  8/15/2030 33,676

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
$ 26,000 4.000%,  5/15/2031 $ 24,742
60,000 5.750%,  10/15/2032 60,952
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
18,000 5.375%,  4/15/2027 18,002
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
18,000 6.625%,  5/1/2032
a,c
18,393
Staples, Inc.
113,000 10.750%,  9/1/2029
c
111,037
Station Casinos, LLC
62,000 4.625%,  12/1/2031
c
59,520
Taylor Morrison Communities, Inc.
37,000 5.750%,  11/15/2032
c
37,978
Tenneco, Inc.
81,000 8.000%,  11/17/2028
c
81,482
Toyota Motor Credit Corporation
219,000 4.800%,  1/11/2036 217,252
Uber Technologies, Inc.
160,000 4.800%,  9/15/2034 159,159
192,000 4.800%,  9/15/2035 189,952
VICI Properties, LP/VICI Note
Company, Inc.
85,000 5.750%,  2/1/2027
c
85,905
98,000 4.125%,  8/15/2030
c
95,107
Victoria's Secret & Company
48,000 4.625%,  7/15/2029
c
46,936
Victra Holdings, LLC/Victra
Finance Corporation
57,000 8.750%,  9/15/2029
c
60,004
Viking Cruises, Ltd.
209,000 5.875%,  10/15/2033
c
211,882
Walmart, Inc.
173,000 4.500%,  9/9/2052 152,012
Wayfair, LLC
30,000 7.250%,  10/31/2029
c
31,368
25,000 7.750%,  9/15/2030
c
26,578
50,000 6.750%,  11/15/2032
a,c
51,679
Wynn Macau, Ltd.
125,000 6.750%,  2/15/2034
c
126,702
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
34,000 5.125%,  10/1/2029
c
34,101
85,000 7.125%,  2/15/2031
c
91,581
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
99,755
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
54,240
39,000 6.750%,  4/23/2030
c
39,103
87,000 6.875%,  4/23/2032
c
86,753
Total 14,781,181
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
96,000 10.000%,  4/15/2032
c
98,521
Abbott Laboratories
219,000 4.750%,  11/30/2036 217,834
AbbVie, Inc.
68,000 5.400%,  3/15/2054 65,952
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
$ 420,000 4.500%,  5/14/2035 $ 411,251
153,000 5.350%,  3/15/2044 151,327
Acadia Healthcare Company, Inc.
58,000 5.000%,  4/15/2029
c
55,684
51,000 7.375%,  3/15/2033
a,c
50,378
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
149,710
Albertsons Companies, Inc.
38,000 5.625%,  3/31/2032
c,h
37,961
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
111,916
119,000 3.500%,  3/15/2029
c
114,212
24,000 5.500%,  3/31/2031
c
24,042
17,000 6.250%,  3/15/2033
c
17,359
145,000 5.750%,  3/31/2034
c,h
142,604
Altria Group, Inc.
129,000 4.875%,  2/4/2028 131,283
134,000 6.875%,  11/1/2033 150,706
Amgen, Inc.
150,000 4.200%,  2/22/2052 119,031
198,000 5.600%,  3/2/2043 199,478
Amneal Pharmaceuticals, LLC
23,000 6.875%,  8/1/2032
c
24,218
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
275,000 4.700%,  2/1/2036 271,196
Anheuser-Busch InBev Worldwide,
Inc.
227,000 5.450%,  1/23/2039 233,926
174,000 5.550%,  1/23/2049 173,296
BAT Capital Corporation
142,000 7.079%,  8/2/2043 159,410
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,850
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 75,578
BellRing Brands, Inc.
35,000 7.000%,  3/15/2030
c
35,964
BioMarin Pharmaceutical, Inc.
63,000 5.500%,  2/15/2034
c,h
63,175
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 262,795
Bunge, Ltd. Finance Corporation
167,000 3.200%,  4/21/2031 157,280
50,000 4.650%,  9/17/2034 49,079
Cargill, Inc.
100,000 5.375%,  10/23/2055
c
96,015
200,000 5.125%,  2/11/2035
c
205,382
Cencora, Inc.
135,000 5.150%,  2/15/2035 137,776
Central Garden & Pet Company
52,000 4.125%,  10/15/2030
a
49,927
Champ Acquisition Corporation
37,000 8.375%,  12/1/2031
c
39,450
CHS/Community Health Systems,
Inc.
79,000 6.000%,  1/15/2029
c
78,787
45,000 6.875%,  4/15/2029
c
41,380
42,000 4.750%,  2/15/2031
c
37,676
47,000 10.875%,  1/15/2032
c
50,597

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
$ 102,000 9.750%,  1/15/2034
c
$ 106,343
Cigna Group
247,000 4.875%,  9/15/2032 250,010
396,000 5.250%,  1/15/2036 401,520
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 234,730
220,000 5.750%,  8/1/2035
a
223,972
Concentra Health Services, Inc.
32,000 6.875%,  7/15/2032
a,c
33,504
Constellation Brands, Inc.
108,000 2.875%,  5/1/2030 101,976
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
92,000 5.600%,  1/15/2031
c
93,121
CVS Health Corporation
89,000 7.000%,  3/10/2055
d
93,151
122,000 6.750%,  12/10/2054
d
126,830
156,000 5.450%,  9/15/2035 158,726
145,000 4.780%,  3/25/2038 136,098
249,000 6.000%,  6/1/2044 249,603
203,000 5.125%,  7/20/2045 182,351
DaVita, Inc.
80,000 3.750%,  2/15/2031
c
73,383
75,000 6.875%,  9/1/2032
c
77,253
45,000 6.750%,  7/15/2033
c
46,187
Edgewell Personal Care Company
111,000 5.500%,  6/1/2028
c
111,036
Eli Lilly & Company
96,000 5.500%,  2/12/2055 95,520
98,000 4.950%,  2/27/2063 87,909
190,000 4.550%,  10/15/2032 192,514
Embecta Corporation
31,000 6.750%,  2/15/2030
c
29,987
Encompass Health Corporation
58,000 4.500%,  2/1/2028 57,727
Endo Finance Holdings, LP
94,000 8.500%,  4/15/2031
a,c
99,462
Energizer Holdings, Inc.
137,000 6.000%,  9/15/2033
a,c
131,669
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,606
Genmab AS/Genmab Finance,
LLC
124,000 6.250%,  12/15/2032
c
127,105
Grifols SA
49,000 4.750%,  10/15/2028
c
48,274
HCA, Inc.
188,000 5.250%,  3/1/2030 194,073
265,000 3.500%,  9/1/2030 254,784
193,000 4.600%,  11/15/2032 191,198
122,000 5.450%,  9/15/2034 125,222
HLF Financing SARL, LLC/
Herbalife International, Inc.
130,000 12.250%,  4/15/2029
c
139,769
43,000 4.875%,  6/1/2029
c
40,807
Illumina, Inc.
150,000 4.650%,  9/9/2026 150,369
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
270,836
Insulet Corporation
26,000 6.500%,  4/1/2033
c
27,058
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
IQVIA, Inc.
$ 90,000 6.250%,  6/1/2032
c
$ 93,505
Jazz Securities DAC
56,000 4.375%,  1/15/2029
c
55,099
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
196,000 6.375%,  4/15/2066 198,125
174,000 5.950%,  4/20/2035 182,846
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
243,000 3.000%,  5/15/2032 219,582
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
70,000 9.000%,  2/15/2029
c
73,344
Kenvue, Inc.
218,000 4.850%,  5/22/2032 222,529
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 181,632
Kraft Heinz Foods Company
207,000 5.000%,  6/4/2042 188,794
90,000 4.375%,  6/1/2046 73,858
Lamb Weston Holdings, Inc.
40,000 4.125%,  1/31/2030
c
38,616
41,000 4.375%,  1/31/2032
c
39,061
LifePoint Health, Inc.
57,000 9.875%,  8/15/2030
c
61,152
29,000 10.000%,  6/1/2032
c
30,596
Mars, Inc.
29,000 5.650%,  5/1/2045
c
29,253
Medline Borrower, LP
44,000 3.875%,  4/1/2029
c
43,020
96,000 5.250%,  10/1/2029
c
96,166
Merck & Company, Inc.
284,000 5.550%,  12/4/2055 279,034
Newell Brands, Inc.
37,000 6.375%,  9/15/2027 37,312
62,000 6.625%,  9/15/2029 62,066
70,000 6.375%,  5/15/2030
a
69,190
56,000 6.625%,  5/15/2032
a
54,843
49,000 7.500%,  4/1/2046 41,376
Novartis Capital Corporation
141,000 4.700%,  9/18/2054 125,192
Organon & Company/Organon
Foreign Debt Co-Issuer BV
51,000 4.125%,  4/30/2028
c
50,022
140,000 5.125%,  4/30/2031
c
127,141
Performance Food Group, Inc.
81,000 4.250%,  8/1/2029
c
79,311
103,000 6.125%,  9/15/2032
c
105,787
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 55,288
135,000 6.125%,  9/30/2032 132,776
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 281,686
132,000 5.110%,  5/19/2043 126,856
Pfizer, Inc.
145,000 4.500%,  11/15/2032 145,462
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 139,628

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
$ 198,000 5.375%,  2/15/2033 $ 206,067
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
51,755
143,000 4.500%,  9/15/2031
c
135,473
52,000 6.250%,  10/15/2034
c
52,372
74,000 6.500%,  3/15/2036
c
74,067
Prime Healthcare Services, Inc.
202,000 9.375%,  9/1/2029
c
210,332
Radiology Partners, Inc.
71,000 8.500%,  7/15/2032
c
74,548
Roche Holdings, Inc.
200,000 4.666%,  12/2/2035
c
198,363
130,000 4.000%,  11/28/2044
c
110,587
Royalty Pharma plc
131,000 5.150%,  9/2/2029 134,924
124,000 5.200%,  9/25/2035 124,646
Select Medical Corporation
39,000 6.250%,  12/1/2032
c
37,849
Simmons Foods, Inc.
110,000 4.625%,  3/1/2029
c
106,016
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
39,984
Spectrum Brands, Inc.
9,000 3.875%,  3/15/2031
c
7,263
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
33,775
Stryker Corporation
155,000 5.200%,  2/10/2035 158,808
Surgery Center Holdings, Inc.
51,000 7.250%,  4/15/2032
c
51,347
Sysco Corporation
200,000 6.600%,  4/1/2040 221,571
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2044 201,278
TEAM Services Holding, Inc.
41,000 9.000%,  2/15/2033
c,h
41,154
Tenet Healthcare Corporation
162,000 5.125%,  11/1/2027 162,044
120,000 4.375%,  1/15/2030 117,918
139,000 6.750%,  5/15/2031 144,373
74,000 5.500%,  11/15/2032
c
74,762
Teva Pharmaceutical Finance
Company, LLC
38,000 6.150%,  2/1/2036 39,975
US Acute Care Solutions, LLC
118,000 9.750%,  5/15/2029
c
118,517
Whirlpool Corporation
40,000 6.500%,  6/15/2033
a
39,472
Wyeth, LLC
134,000 6.500%,  2/1/2034 150,081
Total 16,390,158
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
19,000 7.500%,  10/1/2029
c
19,994
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
70,121
Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
Archrock Services, LP/Archrock
Partners Finance Corporation
$ 77,000 6.000%,  2/1/2034
c
$ 76,942
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
37,000 5.875%,  6/30/2029
c
37,251
45,000 6.625%,  7/15/2033
c
46,597
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
61,483
Boardwalk Pipelines, LP
233,000 5.375%,  2/15/2036 233,677
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 225,879
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
49,789
33,000 6.875%,  7/1/2029
c
34,308
18,000 6.750%,  2/1/2030
a,c
18,860
California Resources Corporation
44,000 8.250%,  6/15/2029
c
46,278
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 530,028
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 38,361
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
38,220
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
145,828
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
37,080
Comstock Resources, Inc.
57,000 6.750%,  3/1/2029
c
57,071
130,000 5.875%,  1/15/2030
c
126,841
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
228,512
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
72,593
Crescent Energy Finance, LLC
61,000 7.750%,  7/31/2029
c
61,152
64,000 7.625%,  4/1/2032
c
63,480
126,000 7.875%,  4/15/2032
c
125,362
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
82,620
45,000 7.375%,  6/30/2033
c
46,275
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
28,710
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 192,036
Eastern Energy Gas Holdings, LLC
257,000 5.800%,  1/15/2035 271,493
Energy Transfer, LP
118,000 6.500%,  2/15/2056
d
118,006
125,000 5.150%,  2/1/2043 112,997
255,000 6.000%,  6/15/2048 248,606
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 134,163
Excelerate Energy, LP
45,000 8.000%,  5/15/2030
c
48,122

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
Exxon Mobil Corporation
$ 300,000 3.452%,  4/15/2051 $ 215,221
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 62,092
130,000 7.875%,  5/15/2032
a
135,657
Halliburton Company
133,000 5.000%,  11/15/2045 119,840
Harvest Midstream I, LP
82,000 7.500%,  9/1/2028
c
83,127
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
78,144
Hilcorp Energy I, LP/Hilcorp
Finance Company
111,000 5.750%,  2/1/2029
c
111,027
36,000 6.000%,  4/15/2030
c
35,421
84,000 6.250%,  4/15/2032
c
80,564
Howard Midstream Energy
Partners, LLC
34,000 7.375%,  7/15/2032
c
35,914
75,000 6.625%,  1/15/2034
c
76,980
ITT Holdings, LLC
136,000 6.500%,  8/1/2029
c
131,116
Kodiak Gas Services, LLC
48,000 6.500%,  10/1/2033
c
49,166
24,000 6.750%,  10/1/2035
c
24,799
Moss Creek Resources Holdings,
Inc.
22,000 8.250%,  9/1/2031
c
21,395
MPLX, LP
207,000 4.800%,  2/15/2031 209,244
265,000 4.950%,  9/1/2032 266,954
49,000 5.000%,  3/1/2033 49,158
Nabors Industries, Inc.
91,000 9.125%,  1/31/2030
c
96,099
74,000 7.625%,  11/15/2032
c
75,384
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
30,094
112,000 8.375%,  2/15/2032
c
117,226
Noble Finance II, LLC
76,000 8.000%,  4/15/2030
c
79,227
Northern Oil and Gas, Inc.
62,000 8.750%,  6/15/2031
c
64,092
ONEOK, Inc.
108,000 5.700%,  11/1/2054 100,914
144,000 4.750%,  10/15/2031 144,646
85,000 5.600%,  4/1/2044 80,757
Ovintiv, Inc.
166,000 7.200%,  11/1/2031 183,431
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 53,920
113,000 7.875%,  9/15/2030
c
113,153
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c
72,111
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
60,158
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
c
50,567
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
90,717
Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
Santos Finance, Ltd.
$ 100,000 5.750%,  11/13/2035
c
$ 100,282
Saturn Oil & Gas, Inc.
25,000 9.625%,  6/15/2029
a,c
25,576
SESI, LLC
48,000 7.875%,  9/30/2030
c
48,400
SM Energy Company
28,000 8.375%,  7/1/2028
c
28,820
65,000 6.500%,  7/15/2028
a
65,762
138,000 8.750%,  7/1/2031
c
144,949
26,000 7.000%,  8/1/2032
c
26,067
South Bow USA Infrastructure
Holdings, LLC
166,000 5.026%,  10/1/2029 168,548
62,000 5.584%,  10/1/2034 62,536
Sunoco, LP
106,000 7.000%,  5/1/2029
c
110,222
95,000 5.875%,  3/15/2034
c
95,253
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 55,002
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
68,000 5.500%,  1/15/2028
c
67,976
53,000 7.375%,  2/15/2029
c
54,944
118,000 6.750%,  3/15/2034
c
120,090
Talos Production, Inc.
25,000 9.000%,  2/1/2029
c
26,049
Targa Resources Corporation
232,000 4.200%,  2/1/2033 221,939
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
69,269
TotalEnergies Capital SA
111,000 5.275%,  9/10/2054 104,905
TotalEnergies Capital USA, LLC
291,000 4.569%,  1/13/2033 291,059
Transocean International, Ltd.
87,000 8.250%,  5/15/2029
c
88,642
129,750 8.750%,  2/15/2030
c
135,256
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
63,161
72,000 6.250%,  10/1/2033
c
72,936
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
68,964
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
135,128
118,000 9.000%,  9/30/2029
c,d,j
103,807
75,000 7.000%,  1/15/2030
a,c
75,465
213,000 8.375%,  6/1/2031
c
217,860
75,000 9.875%,  2/1/2032
c
79,297
Venture Global Plaquemines LNG,
LLC
38,000 6.125%,  12/15/2030
c
39,113
87,000 6.500%,  1/15/2034
c
90,288
38,000 6.500%,  6/15/2034
c
39,354
44,000 7.750%,  5/1/2035
c
49,065
131,000 6.750%,  1/15/2036
c
137,322
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 140,287
251,000 4.800%,  3/1/2031 251,121
66,000 6.150%,  4/1/2033 69,752

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
Williams Companies, Inc.
$ 250,000 7.500%,  1/15/2031 $ 283,365
80,000 5.600%,  3/15/2035 83,092
Total 11,037,973
Financials  0.7%
200 Park Funding Trust
123,000 5.740%,  2/15/2055
c
122,415
Acrisure, LLC/Acrisure Finance,
Inc.
25,000 4.250%,  2/15/2029
c
24,217
36,000 7.500%,  11/6/2030
c
37,270
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
203,000 5.375%,  12/15/2031 209,987
150,000 4.750%,  1/15/2033 148,547
Agree, LP
111,000 5.625%,  6/15/2034 116,101
Air Lease Corporation
38,000 4.650%,  6/15/2026
d,j
37,812
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
35,555
135,000 6.750%,  4/15/2028
c
137,234
52,000 7.000%,  1/15/2031
c
53,911
Ally Financial, Inc.
286,000 8.000%,  11/1/2031 324,295
55,000 6.700%,  2/14/2033
a
57,334
American Express Company
131,000 5.043%,  7/26/2028
d
133,055
99,000 5.085%,  1/30/2031
d
101,710
American Homes 4 Rent, LP
121,000 4.950%,  6/15/2030 122,566
American International Group, Inc.
273,000 5.125%,  3/27/2033 279,549
Americold Realty Operating
Partnership, LP
180,000 5.600%,  5/15/2032 182,394
Ameriprise Financial, Inc.
246,000 5.200%,  4/15/2035 250,331
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,756
86,000 4.875%,  6/30/2029
c
84,851
Aon Global, Ltd.
139,000 4.600%,  6/14/2044 122,064
Aon North America, Inc.
103,000 5.750%,  3/1/2054 102,711
Apollo Debt Solutions BDC
80,000 5.200%,  12/8/2028
c
80,027
196,000 5.700%,  1/23/2031
c
194,946
161,000 6.700%,  7/29/2031 167,903
Ares Capital Corporation
116,000 5.875%,  3/1/2029 119,028
Ares Strategic Income Fund
260,000 5.450%,  9/9/2028
c
262,058
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 36,584
52,000 5.750%,  7/15/2054 51,002
Asurion LLC and Asurion Co-
Issuer, Inc.
51,000 8.000%,  12/31/2032
c
53,285
51,000 8.375%,  2/1/2034
c
51,559
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
Atlas Warehouse Lending
Company, LP
$ 250,000 4.950%,  11/15/2030
c
$ 251,058
Aviation Capital Group, LLC
148,000 5.125%,  4/10/2030
c
150,395
252,000 4.875%,  1/28/2033
c
248,391
Avolon Holdings Funding, Ltd.
150,000 4.950%,  1/15/2028
c
151,843
165,000 5.750%,  3/1/2029
c
170,936
238,000 5.375%,  5/30/2030
c
244,293
166,000 4.700%,  1/30/2031
c
165,116
Azorra Finance, Ltd.
98,000 7.750%,  4/15/2030
c
103,134
Banco Santander SA
200,000 4.175%,  3/24/2028
d
200,079
Bank of America Corporation
180,000 1.734%,  7/22/2027
d
178,114
170,000 3.824%,  1/20/2028
d
169,760
116,000 5.202%,  4/25/2029
d
118,824
180,000 2.087%,  6/14/2029
d
172,041
125,000 3.974%,  2/7/2030
d
124,404
300,000 2.496%,  2/13/2031
d
279,671
400,000 1.922%,  10/24/2031
d
357,830
200,000 2.972%,  2/4/2033
d
182,913
398,000 4.571%,  4/27/2033
d
396,160
200,000 5.872%,  9/15/2034
d
212,433
231,000 5.425%,  8/15/2035
d
234,600
265,000 3.846%,  3/8/2037
d
248,782
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
d
141,934
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 66,501
170,000 4.813%,  2/2/2034
d,h
170,183
Barclays plc
200,000 6.496%,  9/13/2027
d
202,876
280,000 4.972%,  5/16/2029
d
284,844
251,000 4.942%,  9/10/2030
d
255,666
200,000 5.746%,  8/9/2033
d
209,746
200,000 5.860%,  8/11/2046
d
205,215
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 168,729
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 66,512
Blackstone Private Credit Fund
177,000 5.600%,  11/22/2029 178,037
181,000 5.050%,  9/10/2030 177,205
Blackstone Reg Finance
Company, LLC
93,000 4.950%,  2/15/2036 91,983
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 165,766
Blue Owl Technology Finance
Corporation
304,000 6.100%,  3/15/2028 308,388
140,000 6.750%,  4/4/2029
a
143,673
190,000 6.125%,  1/23/2031
a
187,156
BNP Paribas SA
235,000 5.283%,  11/19/2030
c,d
242,029
Brookfield Asset Management,
Ltd.
28,000 6.077%,  9/15/2055 28,807

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
Brookfield Finance, Inc.
$ 124,000 5.813%,  3/3/2055 $ 122,910
Brown & Brown, Inc.
64,000 6.250%,  6/23/2055 66,184
65,000 5.550%,  6/23/2035 66,504
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
86,458
46,000 7.500%,  7/15/2033
c
44,410
61,000 8.500%,  1/15/2034
c
61,137
Camden Property Trust
163,000 3.150%,  7/1/2029 157,782
Capital One Financial Corporation
133,000 4.722%,  1/30/2032
d
133,040
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
d
147,685
233,000 4.914%,  11/14/2036
d
230,936
CHL Mortgage Pass-Through Trust
603,284
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 246,219
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 108,448
Citadel, LP
157,000 6.375%,  1/23/2032
c
166,604
Citigroup, Inc.
326,000 3.668%,  7/24/2028
d
324,431
50,000 3.520%,  10/27/2028
d
49,586
53,000 6.875%,  8/15/2030
d,j
54,142
261,000 4.952%,  5/7/2031
d
266,345
281,000 4.910%,  5/24/2033
d
283,944
169,000 6.174%,  5/25/2034
d
178,934
182,000 6.020%,  1/24/2036
d
189,736
173,000 5.174%,  9/11/2036
d
173,735
CNA Financial Corporation
100,000 5.125%,  2/15/2034 100,590
Comerica, Inc.
52,000 5.982%,  1/30/2030
d
54,357
Constellation Insurance, Inc.
89,000 6.800%,  1/24/2030
c
90,798
COPT Defense Properties, LP
184,000 4.500%,  10/15/2030 183,557
Corebridge Financial, Inc.
75,000 6.375%,  9/15/2054
d
76,624
100,000 4.350%,  4/5/2042 85,525
Countrywide Home Loan
Mortgage Pass Through Trust
23,414
4.790%,  11/25/2035, Ser.
2005-22, Class 2A1
d
19,333
Countrywide Home Loans, Inc.
75,147
5.750%,  4/25/2037, Ser.
2007-3, Class A27 32,065
Cousins Properties, LP
71,000 5.375%,  2/15/2032 73,274
Credit Agricole SA
250,000 4.818%,  9/25/2033
c,d
249,192
256,000 5.261%,  1/12/2037
c,d
255,907
Credit Suisse Group AG
225,000 7.250%,  N/A
*,k
54,000
Deutsche Bank AG/New York, NY
169,000 5.297%,  5/9/2031
d
173,173
150,000 4.950%,  8/4/2031
d
151,753
300,000 3.729%,  1/14/2032
d
284,413
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
$ 422,000 5.950%,  9/17/2030
c
$ 402,681
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 71,712
179,000 4.625%,  5/15/2042 160,010
Encore Capital Group, Inc.
23,000 9.250%,  4/1/2029
c
24,115
107,000 8.500%,  5/15/2030
c
114,715
72,000 6.625%,  4/15/2031
c
72,611
EPR Properties
130,000 4.950%,  4/15/2028 131,219
242,000 4.750%,  11/15/2030 240,000
ERP Operating, LP
195,000 4.950%,  6/15/2032 199,653
Essential Properties, LP
115,000 5.400%,  12/1/2035 115,392
F&G Global Funding
200,000 4.650%,  9/8/2028
c
201,365
First Citizens BancShares, Inc./NC
247,000 5.600%,  9/5/2035
d
247,246
FirstCash, Inc.
90,000 5.625%,  1/1/2030
c
90,420
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
135,213
Franklin BSP Capital Corporation
175,000 6.000%,  10/2/2030
c
171,920
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
87,937
50,000 6.875%,  5/1/2031
c
49,619
36,000 9.125%,  5/15/2031
c
38,062
74,000 8.375%,  4/1/2032
c
77,410
47,000 7.875%,  4/1/2033
c
47,942
FTAI Aviation Investors, LLC
38,000 5.500%,  5/1/2028
c
38,037
86,000 7.000%,  5/1/2031
c
90,486
52,000 7.000%,  6/15/2032
c
54,727
GGAM Finance, Ltd.
37,000 8.000%,  6/15/2028
c
38,958
151,000 5.875%,  3/15/2030
c
153,310
Global Aircraft Leasing Company,
Ltd.
112,000 8.750%,  9/1/2027
c
115,935
Global Net Lease, Inc.
23,000 4.500%,  9/30/2028
c
22,522
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
81,000 3.750%,  12/15/2027
c
78,817
goeasy, Ltd.
64,000 9.250%,  12/1/2028
c
65,797
18,000 7.625%,  7/1/2029
c
17,823
91,000 6.875%,  2/15/2031
c
85,537
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,729
248,000 5.650%,  9/9/2030 247,315
Goldman Sachs Group, Inc.
201,000 6.484%,  10/24/2029
d
212,792
200,000 5.218%,  4/23/2031
d
206,010
80,000 1.992%,  1/27/2032
d
71,005
513,000 3.102%,  2/24/2033
d
471,392

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
$ 125,000 4.939%,  10/21/2036
d
$ 123,257
190,000 5.387%,  2/2/2041
d,h
188,228
109,000 5.541%,  1/21/2047
d
107,371
Goldman Sachs Private Credit
Corporation
122,000 5.875%,  5/6/2028
a,c
124,267
117,000 5.375%,  1/31/2029
c
117,156
Golub Capital Private Credit Fund
74,000 5.600%,  4/15/2031
c
73,059
Healthcare Realty Holdings, LP
300,000 2.000%,  3/15/2031 263,794
Highwoods Realty, LP
106,000 5.350%,  1/15/2033 106,313
Howard Hughes Corporation
24,000 4.125%,  2/1/2029
c
23,211
HPS Corporate Lending Fund
157,000 5.150%,  4/2/2029
c
156,390
HSBC Holdings plc
74,000 6.875%,  9/11/2029
d,j
76,453
200,000 5.130%,  3/3/2031
d
204,986
247,000 5.741%,  9/10/2036
d
253,707
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
107,465
Huntington Bancshares, Inc./OH
166,000 6.141%,  11/18/2039
d
173,565
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
12,000 6.250%,  5/15/2026 12,000
145,000 5.250%,  5/15/2027 143,447
Jane Street Group/JSG Finance,
Inc.
58,000 4.500%,  11/15/2029
c
57,101
24,000 7.125%,  4/30/2031
c
25,234
40,000 6.125%,  11/1/2032
c
40,740
166,000 6.750%,  5/1/2033
c
172,663
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
26,179
122,000 6.625%,  10/15/2031
c
120,895
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,874
72,000 9.500%,  2/15/2029
c
75,548
31,000 8.250%,  5/15/2030
a,c
32,663
JPMorgan Chase & Company
210,000 2.947%,  2/24/2028
d
207,755
375,000 4.203%,  7/23/2029
d
376,484
250,000 2.522%,  4/22/2031
d
232,741
128,000 4.347%,  1/22/2032
d
127,663
300,000 1.953%,  2/4/2032
d
267,170
265,000 4.586%,  4/26/2033
d
265,394
198,000 4.912%,  7/25/2033
d
201,178
162,000 5.766%,  4/22/2035
d
171,541
125,000 5.502%,  1/24/2036
d
130,007
251,000 4.810%,  10/22/2036
d
247,432
255,000 5.193%,  2/5/2037
d,h
253,956
152,000 5.534%,  11/29/2045
d
153,167
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 65,864
182,000 5.875%,  10/15/2035 183,401
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,d
19,793
Lincoln National Corporation
280,000 2.330%,  8/15/2030
c
253,717
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
Lloyds Banking Group plc
$ 200,000 5.871%,  3/6/2029
d
$ 207,236
200,000 4.425%,  11/4/2031
d
199,340
LPL Holdings, Inc.
226,000 4.900%,  4/3/2028 229,412
Macquarie AirFinance Holdings,
Ltd.
34,000 6.400%,  3/26/2029
c
35,716
117,000 5.150%,  3/17/2030
c
118,461
Macquarie Bank, Ltd.
235,000 5.642%,  8/13/2036
c,d
238,515
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 48,446
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
193,762
Mitsubishi UFJ Financial Group,
Inc.
275,000 5.057%,  1/14/2037
d
274,619
Molina Healthcare, Inc.
27,000 4.375%,  6/15/2028
c
26,520
46,000 6.250%,  1/15/2033
a,c
46,325
Morgan Stanley
125,000 5.516%,  11/19/2055
d
123,344
132,000 5.164%,  4/20/2029
d
134,900
290,000 3.622%,  4/1/2031
d
281,573
132,000 5.250%,  4/21/2034
d
135,433
114,000 5.831%,  4/19/2035
d
120,584
97,000 5.587%,  1/18/2036
d
100,985
232,000 5.297%,  4/20/2037
d
235,806
229,000 5.314%,  1/18/2041
d
226,193
MPT Operating Partnership, LP/
MPT Finance Corporation
117,000 8.500%,  2/15/2032
c
125,349
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 155,482
NatWest Group plc
200,000 4.445%,  5/8/2030
d
200,935
203,000 6.475%,  6/1/2034
d
213,706
Navient Corporation
21,000 5.000%,  3/15/2027 20,866
24,000 5.500%,  3/15/2029
a
23,474
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 210,694
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 289,787
126,000 5.200%,  7/1/2030 128,117
Omnis Funding Trust
146,000 6.722%,  5/15/2055
c
153,401
OneMain Finance Corporation
52,000 3.500%,  1/15/2027 51,352
60,000 3.875%,  9/15/2028 58,350
42,000 6.750%,  3/15/2032 42,926
190,000 7.125%,  9/15/2032 196,764
Osaic Holdings, Inc.
82,000 6.750%,  8/1/2032
c
84,982
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
102,000 4.875%,  5/15/2029
c
99,782
PennyMac Financial Services, Inc.
23,000 7.125%,  11/15/2030
c
23,745
66,000 6.875%,  5/15/2032
c
67,449

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
$ 44,000 6.875%,  2/15/2033
c
$ 44,880
23,000 6.750%,  2/15/2034
c
23,210
Phoenix Aviation Capital, Ltd.
73,000 9.250%,  7/15/2030
c
76,506
Pinnacle Bank/Nashville, TN
250,000 5.625%,  2/15/2028 255,159
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
68,238
233,000 5.423%,  1/25/2041
d
232,784
PRA Group, Inc.
56,000 8.375%,  2/1/2028
c
56,576
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
140,028
88,000 5.250%,  1/15/2035
c
89,478
Prologis, LP
92,000 5.250%,  3/15/2054 87,449
Protective Life Corporation
257,000 4.700%,  1/15/2031
c
257,855
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
248,894
Regency Centers, LP
196,000 4.125%,  3/15/2028 196,554
100,000 5.250%,  1/15/2034 102,597
RGA Global Funding
65,000 5.500%,  1/11/2031
c
67,589
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,986
36,000 4.500%,  2/15/2029
c
35,479
Rithm Capital Corporation
25,000 8.000%,  4/1/2029
c
25,541
46,000 8.000%,  7/15/2030
c
47,036
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
31,316
Rocket Companies, Inc.
38,000 6.500%,  8/1/2029
c
39,088
81,000 6.125%,  8/1/2030
c
82,929
22,000 7.125%,  2/1/2032
c
22,990
68,000 6.375%,  8/1/2033
c
70,547
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
72,000 3.625%,  3/1/2029
c
69,542
88,000 3.875%,  3/1/2031
c
82,607
20,000 4.000%,  10/15/2033
c
18,365
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
18,510
91,000 5.875%,  8/1/2032
c
92,512
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
68,839
163,000 5.473%,  3/20/2029
d
166,700
58,000 6.174%,  1/9/2030
d
60,542
Sixth Street Lending Partners
118,000 6.125%,  7/15/2030 120,761
SLM Corporation
32,000 6.500%,  1/31/2030 33,020
Societe Generale SA
39,000 10.000%,  11/14/2028
c,d,j
43,405
214,000 5.249%,  5/22/2029
c,d
218,428
200,000 5.439%,  10/3/2036
c,d
200,934
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
205,200
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
Starwood Property Trust, Inc.
$ 35,000 4.375%,  1/15/2027
c
$ 34,770
72,000 5.250%,  10/15/2028
c
72,378
61,000 6.500%,  10/15/2030
c
63,528
24,000 5.750%,  1/15/2031
c
24,302
State Street Corporation
244,000 4.530%,  2/20/2029
d
246,846
Stonebriar ABF Issuer, LLC
40,000 8.125%,  12/15/2030
c
41,554
Stonex Escrow Issuer, LLC
134,000 6.875%,  7/15/2032
c
138,248
Sumitomo Mitsui Financial Group,
Inc.
125,000 1.710%,  1/12/2031 110,021
Synchrony Financial
37,000 7.250%,  2/2/2033 39,297
Toronto-Dominion Bank
83,000 5.146%,  9/10/2034
d
84,359
117,000 4.928%,  10/15/2035 116,690
Travelers Companies, Inc.
82,000 5.050%,  7/24/2035 83,070
Truist Financial Corporation
134,000 6.047%,  6/8/2027
d
134,924
94,000 5.125%,  12/15/2027
a,d,j
94,018
215,000 4.597%,  1/27/2032
d
215,548
157,000 5.122%,  1/26/2034
d
159,304
86,000 5.711%,  1/24/2035
d
90,064
U.S. Bancorp
204,000 5.775%,  6/12/2029
d
211,777
52,000 5.836%,  6/12/2034
d
55,108
92,000 5.678%,  1/23/2035
d
96,472
UBS Group AG
82,000 6.600%,  8/5/2030
c,d,j
82,836
164,000 3.091%,  5/14/2032
c,d
152,310
200,000 5.699%,  2/8/2035
c,d
209,526
200,000 5.379%,  9/6/2045
c,d
196,723
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
95,836
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 132,636
198,000 4.750%,  5/15/2052 170,107
Unum Group
147,000 5.250%,  12/15/2035 145,851
Vornado Realty, LP
162,000 5.750%,  2/1/2033 163,852
Wells Fargo & Company
337,000 4.900%,  1/24/2028
d
339,846
199,000 3.526%,  3/24/2028
d
197,951
142,000 5.707%,  4/22/2028
d
144,842
139,000 5.574%,  7/25/2029
d
143,824
109,000 5.389%,  4/24/2034
d
112,728
225,000 4.960%,  1/23/2037
d
223,163
323,000 4.900%,  11/17/2045 291,773
Western Alliance Bank
100,000 6.537%,  11/15/2035
d
101,264
Wynnton Funding Trust II
115,000 5.991%,  8/15/2055
c
116,260
XHR, LP
36,000 4.875%,  6/1/2029
c
35,488
20,000 6.625%,  5/15/2030
c
20,655

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.7% - continued
Zions Bancorp NA
$ 250,000 4.704%,  8/18/2028
d
$ 250,606
Total 41,443,838
Foreign Government  <0.1%
Corporacion Nacional del Cobre
de Chile
200,000 5.529%,  1/30/2037
c
201,000
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
c
253,955
Mexico Government International
Bond
200,000 5.625%,  9/22/2035 196,000
NBN Company, Ltd.
200,000 4.150%,  9/16/2030
c
199,008
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
85,066
Total 935,029
Mortgage-Backed Securities  2.4%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
304,379 5.500%,  12/1/2038 313,244
3,284,236 5.500%,  2/1/2040 3,364,743
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,693,141 2.000%,  1/1/2052 1,394,720
640,642 6.000%,  1/1/2055 673,503
878,479 2.000%,  5/1/2051 723,649
2,895,162 2.500%,  5/1/2051 2,492,191
1,942,123 4.000%,  5/1/2052 1,871,074
886,917 5.000%,  7/1/2053 895,488
385,812 5.500%,  7/1/2053 396,555
1,104,952 3.500%,  8/1/2052 1,029,256
972,687 5.000%,  8/1/2053 984,449
3,176,138 5.500%,  9/1/2053 3,280,048
2,677,930 5.500%,  9/1/2055
h
2,740,816
1,958,229 5.500%,  9/1/2055 2,002,874
935,118 3.500%,  9/1/2047 882,911
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
653,076 2.500%,  7/1/2030 635,343
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
210,838 5.500%,  9/1/2039 217,369
3,750,000 5.000%,  2/1/2041
h
3,792,098
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,034,203 3.000%,  12/1/2036 986,799
866,667 3.000%,  8/1/2038 829,072
1,341,017 3.500%,  5/1/2040 1,284,884
1,648,163 2.500%,  4/1/2042 1,487,298
432,429 2.000%,  5/1/2042 383,447
619,502 5.000%,  10/1/2045 625,604
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,215,629 3.000%,  1/1/2052 2,875,888
405,210 2.000%,  2/1/2051 333,792
Principal
Amount Long-Term Fixed Income  8.3% Value
Mortgage-Backed Securities  2.4% - continued
$ 591,553 2.000%,  2/1/2051 $ 487,291
1,941,589 2.500%,  2/1/2051 1,682,166
1,880,187 5.500%,  2/1/2055 1,929,447
6,841,923 2.000%,  3/1/2051 5,596,011
2,252,912 4.000%,  3/1/2051 2,187,829
367,499 2.000%,  3/1/2052 303,425
3,594,268 3.000%,  3/1/2052 3,217,182
4,499,694 2.000%,  4/1/2051 3,680,309
488,514 3.000%,  4/1/2051 433,906
1,742,207 5.500%,  4/1/2054 1,796,485
2,202,224 3.000%,  5/1/2050 1,957,383
731,348 2.000%,  5/1/2051 599,355
1,981,462 3.000%,  5/1/2051 1,799,142
645,028 3.500%,  5/1/2052 601,848
2,320,019 2.000%,  6/1/2050 1,903,335
1,305,685 3.000%,  6/1/2050 1,188,819
577,613 4.000%,  6/1/2052 554,938
692,184 5.000%,  6/1/2053 699,907
3,233,275 2.500%,  7/1/2051 2,800,625
859,185 3.500%,  7/1/2051 803,427
512,977 3.000%,  7/1/2052 462,437
941,103 4.000%,  7/1/2052 904,162
1,115,392 3.500%,  8/1/2050 1,046,681
1,823,824 3.500%,  8/1/2052 1,688,839
3,405,424 4.500%,  8/1/2052 3,351,989
1,315,599 5.000%,  8/1/2053 1,329,872
2,943,187 6.000%,  8/1/2054 3,101,238
468,519 2.500%,  9/1/2051 405,556
1,172,229 3.500%,  9/1/2052 1,096,064
527,857 3.500%,  9/1/2052 491,966
1,021,022 5.000%,  9/1/2052 1,032,805
1,055,743 4.500%,  9/1/2053 1,043,963
1,770,129 4.500%,  9/1/2053 1,747,326
3,283,644 4.000%,  10/1/2052 3,168,368
712,415 2.000%,  11/1/2051 586,837
677,304 3.500%,  11/1/2052 634,239
2,948,856 2.000%,  12/1/2050 2,430,211
4,640,650 2.500%,  12/1/2051 4,005,540
2,002,908 4.500%,  12/1/2052 1,979,886
8,500,000 5.000%,  2/1/2042
h
8,497,658
1,120,349 3.500%,  12/1/2047 1,059,545
3,500,000 3.000%,  2/1/2048
h
3,101,655
7,575,000 3.500%,  2/1/2049
h
7,005,604
2,350,000 4.500%,  2/1/2049
h
2,302,099
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
3,795,087 2.500%,  3/1/2062 3,139,117
747,222 3.500%,  7/1/2061 679,272
1,704,938 4.000%,  12/1/2061 1,608,135
PRPM, LLC
377,094
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
377,481
Sequoia Mortgage Trust
750,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
722,307
Total 129,720,797
Technology  0.2%
Accenture Capital, Inc.
170,000 4.500%,  10/4/2034 167,194
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 111,112

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Technology  0.2% - continued
Alphabet, Inc.
$ 146,000 5.250%,  5/15/2055 $ 139,105
98,000 4.700%,  11/15/2035 97,558
Amentum Holdings, Inc.
133,000 7.250%,  8/1/2032
c
140,158
APLD ComputeCo, LLC
49,000 9.250%,  12/15/2030
c
50,898
Apple, Inc.
232,000 2.650%,  2/8/2051 143,181
437,000 3.750%,  9/12/2047 344,919
Block, Inc.
48,000 5.625%,  8/15/2030
c
48,856
40,000 3.500%,  6/1/2031 37,407
166,000 6.500%,  5/15/2032 172,466
48,000 6.000%,  8/15/2033
c
49,031
Broadcom, Inc.
205,000 4.900%,  7/15/2032 209,188
76,000 3.469%,  4/15/2034 69,094
266,000 3.137%,  11/15/2035
c
228,744
220,000 3.187%,  11/15/2036
c
186,444
180,000 4.926%,  5/15/2037
c
177,258
100,000 4.900%,  2/15/2038 97,878
CACI International, Inc.
30,000 6.375%,  6/15/2033
c
31,126
Cipher Compute, LLC
95,000 7.125%,  11/15/2030
c
97,889
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 65,936
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
36,808
Cloud Software Group, Inc.
272,000 6.500%,  3/31/2029
c
270,305
171,000 9.000%,  9/30/2029
c
172,671
Coherent Corporation
32,000 5.000%,  12/15/2029
c
31,868
CoreWeave, Inc.
70,000 9.000%,  2/1/2031
c
68,058
Dell, Inc.
124,000 6.500%,  4/15/2038 132,299
Diebold Nixdorf, Inc.
79,000 7.750%,  3/31/2030
c
83,667
Fair Isaac Corporation
77,000 6.000%,  5/15/2033
c
78,458
Fiserv, Inc.
137,000 2.650%,  6/1/2030 126,547
136,000 5.350%,  3/15/2031 139,754
116,000 5.600%,  3/2/2033 119,332
160,000 5.150%,  8/12/2034 158,198
Flash Compute, LLC
26,000 7.250%,  12/31/2030
c
26,088
Foundry JV Holdco, LLC
200,000 6.400%,  1/25/2038
c
214,092
Gen Digital, Inc.
44,000 7.125%,  9/30/2030
c
45,097
21,000 6.250%,  4/1/2033
c
21,101
Global Payments, Inc.
162,000 5.300%,  8/15/2029 165,874
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
34,209
Principal
Amount Long-Term Fixed Income  8.3% Value
Technology  0.2% - continued
Hewlett Packard Enterprise
Company
$ 240,000 4.400%,  9/25/2027 $ 241,243
137,000 4.850%,  10/15/2031 138,161
173,000 6.350%,  10/15/2045 176,157
Intel Corporation
279,000 4.900%,  7/29/2045 243,642
International Business Machines
Corporation
177,000 5.800%,  2/3/2056 176,445
200,000 4.600%,  2/3/2033 199,686
ION Platform Finance US, Inc.
123,000 7.875%,  9/30/2032
c
107,873
ION Platform Finance US, Inc./ION
Platform Finance SARL
70,000 9.500%,  5/30/2029
c
67,504
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
74,956
101,000 4.875%,  9/15/2029
c
99,717
90,000 5.250%,  7/15/2030
c
89,118
217,000 4.500%,  2/15/2031
c
207,369
Kioxia Holdings Corporation
98,000 6.625%,  7/24/2033
c
102,332
KLA Corporation
199,000 3.300%,  3/1/2050 139,493
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 35,101
Mastercard, Inc.
160,000 3.950%,  2/26/2048 128,574
Micron Technology, Inc.
88,000 5.650%,  11/1/2032 92,890
190,000 5.875%,  2/9/2033 202,244
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,080
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
54,289
30,000 5.125%,  4/15/2029
c
29,566
Neptune Bidco US, Inc.
144,000 9.290%,  4/15/2029
c
147,860
37,000 10.375%,  5/15/2031
c
39,120
72,000 9.500%,  2/15/2033
c
73,315
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 77,601
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 84,231
180,000 3.250%,  5/11/2041 136,333
Open Text Corporation
72,000 3.875%,  12/1/2029
c
66,829
Open Text Holdings, Inc.
82,000 4.125%,  2/15/2030
c
76,171
Oracle Corporation
132,000 6.900%,  11/9/2052 129,488
161,000 6.150%,  11/9/2029 167,920
130,000 5.250%,  2/3/2032 129,839
134,000 4.800%,  9/26/2032 129,728
87,000 4.700%,  9/27/2034 80,751
151,000 5.875%,  9/26/2045 135,762
Paychex, Inc.
73,000 5.600%,  4/15/2035 75,690
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054 119,496

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Technology  0.2% - continued
Pitney Bowes, Inc.
$ 18,000 6.875%,  3/15/2027
c
$ 17,975
RingCentral, Inc.
102,000 8.500%,  8/15/2030
c
107,091
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
43,890
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 151,861
S&P Global, Inc.
112,000 4.800%,  12/4/2035
c
111,101
Sabre GLBL, Inc.
45,000 11.125%,  7/15/2030
c
36,394
Seagate Data Storage Technology,
Private Ltd.
73,685 9.625%,  12/1/2032
c
83,295
30,000 5.750%,  12/1/2034
c
30,639
Sensata Technologies BV
78,000 4.000%,  4/15/2029
c
76,364
Sensata Technologies, Inc.
66,000 4.375%,  2/15/2030
c
64,537
21,000 3.750%,  2/15/2031
c
19,679
25,000 6.625%,  7/15/2032
c
26,116
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
102,000 6.750%,  8/15/2032
c
104,060
SS&C Technologies, Inc.
65,000 5.500%,  9/30/2027
c
64,944
20,000 6.500%,  6/1/2032
c
20,648
Synopsys, Inc.
152,000 5.700%,  4/1/2055 149,902
UKG, Inc.
35,000 6.875%,  2/1/2031
c
34,972
Verisk Analytics, Inc.
99,000 5.250%,  3/15/2035 100,464
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
62,731
WULF Compute, LLC
49,000 7.750%,  10/15/2030
c
51,108
Xerox Corporation
62,000 10.250%,  10/15/2030
a,c
51,116
Total 10,306,329
Transportation  <0.1%
Air Canada
39,000 3.875%,  8/15/2026
c
38,852
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
21,834 5.500%,  4/20/2026
c
21,849
111,534 5.750%,  4/20/2029
c
112,694
Avianca Midco 2 plc
52,388 9.000%,  12/1/2028
c
53,370
68,000 9.625%,  2/14/2030
c
69,666
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
c
41,932
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 124,936
140,000 5.750%,  5/1/2040 147,491
100,000 4.450%,  3/15/2043 88,778
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 117,393
Principal
Amount Long-Term Fixed Income  8.3% Value
Transportation  <0.1% - continued
DCLI Bidco, LLC
$ 95,000 7.750%,  11/15/2029
c
$ 96,660
Delta Air Lines, Inc.
179,000 5.250%,  7/10/2030 183,293
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
260,333 4.750%,  10/20/2028
c
262,302
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
129,263
FedEx Freight Holding Company,
Inc.
196,000 4.950%,  3/15/2033
c,h
195,454
Norfolk Southern Corporation
171,000 5.100%,  5/1/2035 174,650
OneSky Flight, LLC
98,000 8.875%,  12/15/2029
c
104,785
Rand Parent, LLC
100,000 8.500%,  2/15/2030
c
104,501
RXO, Inc.
39,000 7.500%,  11/15/2027
c
39,751
Ryder System, Inc.
146,000 4.850%,  6/15/2030 148,737
Star Leasing Company, LLC
40,000 7.625%,  2/15/2030
c
38,280
Stena International SA
58,000 7.250%,  1/15/2031
c
59,590
Stonepeak Nile Parent, LLC
31,000 7.250%,  3/15/2032
c
32,748
Union Pacific Corporation
265,000 2.973%,  9/16/2062 155,044
United Airlines Holdings, Inc.
77,000 5.375%,  3/1/2031
h
77,765
United Airlines, Inc.
229,000 4.625%,  4/15/2029
c
228,787
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
20,034
77,000 9.500%,  6/1/2028
c
80,106
43,000 6.375%,  2/1/2030
a,c
40,797
Watco Companies, LLC/Watco
Finance Corporation
48,000 7.125%,  8/1/2032
c
50,318
Total 3,039,826
U.S. Government & Agencies  2.7%
U.S. Treasury Bonds
13,300,000 4.750%,  8/15/2055 13,006,984
300,000 1.625%,  11/15/2050 156,926
1,500,000 4.750%,  11/15/2053 1,465,254
1,510,000 5.250%,  11/15/2028 1,575,827
1,175,000 4.375%,  5/15/2040 1,150,123
6,780,000 3.000%,  5/15/2042 5,441,745
12,618,000 2.500%,  5/15/2046 8,731,557
10,050,000 2.875%,  5/15/2049 7,182,217
U.S. Treasury Notes
4,800,000 4.500%,  3/31/2026 4,805,325
4,700,000 4.375%,  7/31/2026 4,716,514
5,100,000 3.500%,  9/30/2026 5,096,454
5,000,000 0.500%,  4/30/2027 4,817,578
1,500,000 3.875%,  5/31/2027 1,506,504
1,000,000 3.625%,  8/31/2027 1,001,328
10,000,000 3.500%,  9/30/2027 9,994,531
4,485,000 2.250%,  11/15/2027 4,385,664

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
U.S. Government & Agencies  2.7% - continued
$ 5,600,000 3.875%,  12/31/2027 $ 5,634,563
5,100,000 3.500%,  1/31/2028 5,096,613
3,000,000 3.625%,  3/31/2028 3,004,688
7,300,000 2.875%,  5/15/2028 7,191,070
1,600,000 3.750%,  12/31/2028 1,606,375
5,100,000 3.500%,  9/30/2029 5,067,527
19,311,000 4.000%,  3/31/2030 19,503,356
11,500,000 3.625%,  9/30/2030 11,422,734
1,000,000 3.625%,  10/31/2030 992,891
4,680,000 1.375%,  11/15/2031 4,068,858
1,175,000 4.125%,  11/15/2032 1,182,849
3,200,000 4.500%,  11/15/2033 3,285,500
2,700,000 4.000%,  11/15/2035 2,644,734
Total 145,736,289
Utilities  0.2%
AEP Texas, Inc.
116,000 5.850%,  10/15/2055 114,049
AES Corporation
83,000 7.600%,  1/15/2055
d
84,157
265,000 3.950%,  7/15/2030
c
258,962
Algonquin Power & Utilities
Corporation
176,000 4.750%,  1/18/2082
d
174,722
Alpha Generation, LLC
34,000 6.750%,  10/15/2032
c
35,251
American Electric Power
Company, Inc.
124,000 6.050%,  3/15/2056
d
123,137
American Water Capital
Corporation
99,000 5.700%,  9/1/2055 98,626
Atmos Energy Corporation
82,000 5.000%,  12/15/2054 74,221
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 134,488
Calpine Corporation
83,000 4.500%,  2/15/2028
c
82,927
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 97,448
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 54,224
175,000 4.125%,  5/15/2049 139,265
Constellation Energy Generation,
LLC
76,000 5.875%,  1/15/2066 74,143
67,000 6.125%,  1/15/2034 72,319
Consumers Energy Company
221,000 4.350%,  4/15/2049 185,765
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
d
18,746
18,000 7.000%,  6/1/2054
d
19,465
DTE Electric Company
95,000 3.700%,  3/15/2045 74,272
135,000 3.700%,  6/1/2046 104,042
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 190,362
Duke Energy Corporation
26,000 6.450%,  9/1/2054
d
27,202
214,000 5.450%,  6/15/2034 221,967
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 132,620
Principal
Amount Long-Term Fixed Income  8.3% Value
Utilities  0.2% - continued
Enel Finance International NV
$ 200,000 5.125%,  6/26/2029
c
$ 205,247
Entergy Louisiana, LLC
123,000 5.800%,  3/15/2055 123,719
Exelon Corporation
190,000 4.700%,  4/15/2050 162,038
376,000 4.450%,  4/15/2046 316,054
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 145,979
Georgia Power Company
113,000 4.950%,  5/17/2033 115,357
68,000 5.250%,  3/15/2034 70,108
Hawaiian Electric Company, Inc.
24,000 6.000%,  10/1/2033
c
24,365
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 80,232
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
135,352
Lightning Power, LLC
83,000 7.250%,  8/15/2032
c
88,345
Long Ridge Energy, LLC
133,000 8.750%,  2/15/2032
c
141,291
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 157,838
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 82,111
NextEra Energy Capital Holdings,
Inc.
166,000 5.900%,  3/15/2055 166,985
111,000 5.300%,  3/15/2032 115,300
NiSource, Inc.
18,000 6.375%,  3/31/2055
d
18,600
83,000 5.750%,  7/15/2056
d
83,473
245,000 5.650%,  2/1/2045 243,516
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
26,831
82,000 5.250%,  6/15/2029
c
82,244
24,000 5.750%,  7/15/2029
c
23,909
32,000 6.000%,  2/1/2033
c
32,614
215,000 5.750%,  1/15/2034
c
216,426
87,000 6.250%,  11/1/2034
c
89,314
Pacific Gas and Electric Company
137,000 5.550%,  5/15/2029 141,524
114,000 4.550%,  7/1/2030 113,686
70,000 5.800%,  5/15/2034 72,615
PG&E Corporation
34,000 5.000%,  7/1/2028 33,928
PPL Capital Funding, Inc.
174,000 5.250%,  9/1/2034 177,441
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 111,092
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 142,042
Public Service Enterprise Group,
Inc.
246,000 4.900%,  3/15/2030 251,533
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
c
147,512

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Utilities  0.2% - continued
San Diego Gas & Electric
Company
$ 330,000 4.150%,  5/15/2048 $ 264,543
Southern California Edison
Company
77,000 5.450%,  3/1/2035 77,854
Southern Company
265,000 5.113%,  8/1/2027 269,154
210,000 4.850%,  3/15/2035 207,178
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 129,364
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 81,245
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
67,527
24,000 6.250%,  2/1/2034
c
24,323
24,000 6.500%,  2/1/2036
c
24,606
TerraForm Power Operating, LLC
200,000 5.000%,  1/31/2028
c
200,225
Topaz Solar Farms, LLC
51,000 4.875%,  9/30/2039
c
45,945
TransAlta Corporation
93,000 5.875%,  2/1/2034 93,074
Union Electric Company
187,000 3.900%,  9/15/2042 155,470
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 45,261
191,000 4.600%,  12/1/2048 162,519
Vistra Corporation
36,000 8.000%,  10/15/2026
c,d,j
36,664
90,000 7.000%,  12/15/2026
c,d,j
91,361
Vistra Operations Company, LLC
86,000 5.000%,  7/31/2027
c
86,072
250,000 5.250%,  10/15/2035
c
247,524
VoltaGrid, LLC
37,000 7.375%,  11/1/2030
c
37,474
Xcel Energy, Inc.
103,000 4.600%,  6/1/2032 102,494
78,000 5.600%,  4/15/2035 80,559
Total 9,261,437
Total Long-Term Fixed Income
(cost $466,786,482) 453,611,046
Shares
l
Private Equity Funds 1.8% Value
Secondary  1.8%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,m
13,855,095
__ ASF IX, LP
*,b,m
13,424,560
__ ASF VIII Sidecar (Cayman), LP
*,b,m
2,896,208
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,m
13,051,617
__ LCP X (Offshore), LP
*,b,m
27,426,195
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,m
27,658,253
Total 98,311,928
Total Private Equity Funds
(cost $74,428,208) 98,311,928
Shares
Collateral Held for Securities
Loaned 0.1% Value
3,907,604 Thrivent Cash Management Trust $ 3,907,604
Total Collateral Held for
Securities Loaned
(cost $3,907,604) 3,907,604
Shares or
Principal
Amount Short-Term Investments 13.2% Value
Federal Home Loan Bank Discount
Notes
200,000 3.790%, 2/11/2026
n,o
199,768
11,700,000 3.544%, 2/20/2026
n,o
11,676,249
100,000 3.755%, 2/25/2026
n
99,749
100,000 3.540%, 3/13/2026
n
99,581
100,000 3.530%, 3/19/2026
n,o
99,521
6,100,000 3.570%, 3/20/2026
n,o
6,070,193
4,200,000 3.635%, 3/25/2026
n,o
4,177,383
200,000 3.545%, 4/8/2026
n,o
198,646
5,800,000 3.590%, 4/17/2026
n,o
5,755,526
6,600,000 3.606%, 4/24/2026
n,o
6,544,791
100,000 3.605%, 4/27/2026
n,o
99,134
Federal Home Loan Mortgage
Corporation Discount Notes
700,000 3.780%, 2/2/2026
n,o
699,797
2,000,000 3.578%, 3/9/2026
n,o
1,992,421
800,000 3.560%, 3/12/2026
n,o
796,729
6,900,000 3.565%, 3/23/2026
n
6,864,220
Federal National Mortgage
Association Discount Notes
7,000,000 3.621%, 3/2/2026
n,o
6,978,360
8,300,000 3.538%, 3/18/2026
n,o
8,261,098
State Street Institutional U.S.
Government Money Market
Fund
230,810,038 3.650%
n
230,810,037
Thrivent Core Short-Term Reserve
Fund
43,213,324 3.970% 432,565,376
U.S. Treasury Bills
800,000 3.530%, 3/19/2026
n,p
796,373
1,100,000 3.498%, 4/7/2026
n,p
1,092,963
Total Short-Term Investments
(cost $725,333,486) 725,877,915
Total Investments (cost
$4,204,965,735) 100.4% $5,509,865,254
Other Assets and Liabilities, Net
(0.4%) (22,534,838)
Total Net Assets 100.0% $5,487,330,416
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $86,312,161 or
1.6% of total net assets.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Private equity fund partnerships do not issue shares.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of January 30,
2026 was $98,365,928 or 1.79% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 10,326,422
ASF IX, LP  3/18/2024 10,997,840
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,264,295
Credit Suisse Group AG  9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 9,380,000
LCP X (Offshore), LP  10/25/2023 19,587,069
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 21,872,582
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 3,384,542
Common Stock 385,516
Total lending $3,770,058
Gross amount payable upon return of
collateral for securities loaned $3,907,604
Net amounts due to counterparty $137,546
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,305,026,315 2,305,026,315 – –
U.S. Unaffiliated 29,192,665 29,192,665 – –
Common Stock
Communications Services 143,297,457 141,077,778 2,219,679 –
Consumer Discretionary 150,040,135 150,040,135 – –
Consumer Staples 54,630,842 54,630,842 – –
Energy 63,797,848 63,797,848 – –
Financials 239,312,380 239,312,380 – –
Health Care 177,297,961 177,297,961 – –
Industrials 183,523,098 182,972,269 550,829 –
Information Technology 416,233,988 400,956,210 15,277,778 –
Materials 53,988,398 53,436,673 551,725 –
Real Estate 40,064,801 40,064,801 – –
Utilities 51,518,206 51,518,206 – –
Long-Term Fixed Income
Asset-Backed Securities 10,531,946 – 10,531,946 –
Basic Materials 3,292,662 – 3,292,662 –
Capital Goods 7,967,912 – 7,967,912 –
Collateralized Mortgage Obligations 26,397,707 – 26,397,707 –
Commercial Mortgage-Backed Securities 11,996,543 – 11,996,543 –
Communications Services 10,771,419 – 10,771,419 –
Consumer Cyclical 14,781,181 – 14,781,181 –
Consumer Non-Cyclical 16,390,158 – 16,390,158 –
Energy 11,037,973 – 11,037,973 –
Financials 41,443,838 – 41,443,838 –
Foreign Government 935,029 – 935,029 –
Mortgage-Backed Securities 129,720,797 – 129,720,797 –
Technology 10,306,329 – 10,306,329 –
Transportation 3,039,826 – 3,039,826 –
U.S. Government & Agencies 145,736,289 – 145,736,289 –
Utilities 9,261,437 – 9,261,437 –
Private Equity Funds
Secondary 98,311,928 – – 98,311,928
Short-Term Investments 293,312,539 230,810,037 62,502,502 –
Subtotal Investments in Securities $4,753,159,607 $4,120,134,120 $534,713,559 $98,311,928
Other Investments  * Total
Affiliated Short-Term Investments 432,565,376
U.S. Affiliated Registered Investment Cos. 320,232,667
Collateral Held for Securities Loaned 3,907,604
Subtotal Other Investments $756,705,647
Total Investments at Value $5,509,865,254
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
0
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,326,032 4,326,032 – –
Total Return Swaps 136,411 – 136,411 –
Credit Default Swaps 237,892 – 237,892 –
Total Asset Derivatives $4,700,335 $4,326,032 $374,303 $–
Liability Derivatives
Futures Contracts 6,470,599 4,695,875 1,774,724 –
Total Liability Derivatives $6,470,599 $4,695,875 $1,774,724 $–
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unre alized
Appreciation/
(Depreciation) *  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
1/30/2026
Private Equity Funds
 Secondary $89,473,302 $-  $4,280,430 $5,059,073 ($500,877)  $-  $- $98,311,928
Total  $89,473,302 $-  $4,280,430 $5,059,073 ($500,877)  $- $- $98,311,928
 Investments in Securities
Ending Value
1/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $98,311,928
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $98,311,928

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $50,989,795 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 457 March 2026 $ 51,682,593 ( $ 577,137)
CBOT 2-Yr. U.S. Treasury Note 582 March 2026 121,547,790 (205,335)
CBOT 5-Yr. U.S. Treasury Note 661 March 2026 72,453,810 (451,285)
CBOT U.S. Long Bond 217 March 2026 25,309,640 (327,515)
CME E-mini Russell 2000 Index 30 March 2026 3,913,273 23,626
CME E-mini S&P 500 Index 1,285 March 2026 447,585,631 (36,193)
CME E-mini S&P Mid-Cap 400 Index 6 March 2026 2,048,962 19,538
CME Ultra Long Term U.S. Treasury Bond 228 March 2026 27,336,824 (561,074)
ICE mini MSCI EAFE Index 712 March 2026 106,064,645 2,045,435
ICE US mini MSCI Emerging Markets Index 410 March 2026 29,647,647 1,528,753
Ultra 10-Yr. U.S. Treasury Note 237 March 2026 27,427,668 (372,637)
Total Futures Long Contracts $ 915,018,483 $ 1,086,176
CME E-mini NASDAQ 100 Index (106) March 2026 ( $ 55,129,080) $ 708,680
CME E-mini Russell 2000 Index (351) March 2026 (45,867,912) (193,818)
CME E-mini S&P Mid-Cap 400 Index (429) March 2026 (145,926,869) (1,970,881)
Eurex Euro STOXX 50 Index (777) March 2026 (52,979,908) (1,774,724)
Total Futures Short Contracts ( $ 299,903,769) ($3,230,743)
Total Futures Contracts $ 615,114,714 ($2,144,567)

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's credit default swap contracts held as of January 30, 2026. Investments totaling $1,889,336 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 20,334,600) $ – $ 237,892 $ 237,892
Total Credit Default Swaps $– $237,892 $237,892
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Aggressive Allocation Fund's total return swap contracts held as of January 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 55,000,235 $ 136,411 $ – $ 136,411
Total Return Swaps $ 136,411 $ – $136,411
# Payment made on Termination Date

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $36,902 $528 $2,814 $34,908 3,931 0.6%
Core Emerging Markets Equity 93,937 3,045 – 104,122 7,954 1.9
Core International Equity 164,656 14,256 – 181,203 13,982 3.3
Global Stock, Class S 270,917 27,951 – 282,681 9,395 5.1
High Yield, Class S 27,135 416 – 27,615 1,606 0.5
Income, Class S 72,883 829 391 73,058 4,396 1.3
International Equity, Class S 360,404 24,582 – 395,491 29,647 7.2
Large Cap Growth, Class S 634,207 18,758 – 610,736 25,289 11.1
Large Cap Value, Class S 482,993 26,207 – 518,639 15,254 9.5
Mid Cap Stock, Class S 188,461 21,438 – 196,970 5,714 3.6
Mid Cap Value ETF
1
– 40,727 – 42,367 2,675 0.8
Short-Term Bond, Class S 41,838 449 70 42,283 3,356 0.8
Small Cap Stock, Class S 80,370 1,919 – 87,707 2,571 1.6
Small Cap Value ETF
2
24,701 2,923 – 27,479 962 0.5
Total U.S. Affiliated Registered Investment
Companies 2,479,404 2,625,259 47.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 486,525 4,959 59,360 432,565 43,213 7.9
Total Affiliated Short-Term Investments 486,525 432,565 7.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,478 76,550 78,120 3,908 3,908 0.1
Total Collateral Held for Securities Loaned 5,478 3,908 0.1
Total Value $2,971,407 $3,061,732
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($351) $644 $– $528
Core Emerging Markets Equity – 7,140 – 3,044
Core International Equity – 2,291 8,563 5,693
Global Stock, Class S – (16,187) 23,475 4,476
High Yield, Class S – 64 – 416
Income, Class S (59) (204) – 829
International Equity, Class S – 10,505 14,434 10,149
Large Cap Growth, Class S – (42,229) 18,758 –
Large Cap Value, Class S – 9,439 20,059 6,149
Mid Cap Stock, Class S – (12,929) 20,528 910
Mid Cap Value ETF
1
– 1,640 – 48
Short-Term Bond, Class S (0) 66 – 450
Small Cap Stock, Class S – 5,418 1,590 329
Small Cap Value ETF
2
– (145) 2,366 629
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 10 431 – 4,839
Total Income/Non Cash Income from Affiliated Investments $38,489
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total ($400) ($34,056) $109,773
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   40.1% Value
U.S. Affiliated   39.8%
3,548,392 Thrivent Core Emerging Markets
Debt Fund $ 31,509,723
965,878 Thrivent Core Emerging Markets
Equity Fund 12,643,347
1,677,644 Thrivent Core International Equity
Fund 21,742,270
95,387 Thrivent Global Stock Fund, Class
S 2,870,191
1,451,761 Thrivent High Yield Fund, Class S 24,970,291
3,971,938 Thrivent Income Fund, Class S 66,013,610
2,588,345 Thrivent International Equity Fund,
Class S 34,528,523
3,540,146 Thrivent Large Cap Growth Fund,
Class S 85,494,531
4,078,223 Thrivent Large Cap Value Fund,
Class S 138,659,594
405,746 Thrivent Mid Cap Stock Fund,
Class S 13,986,077
90,157 Thrivent Mid Cap Value ETF 1,427,789
3,030,421 Thrivent Short-Term Bond Fund,
Class S 38,183,306
140,889 Thrivent Small Cap Stock Fund,
Class S 4,805,718
68,050 Thrivent Small Cap Value ETF 1,943,882
Total 478,778,852
U.S. Unaffiliated   0.3%
1,762 Invesco QQQ Trust Series 1 1,095,735
6,062 Invesco Senior Loan ETF 125,726
268 iShares Biotechnology ETF 46,211
3,500 iShares Broad USD High Yield
Corporate Bond ETF 131,740
191 iShares Semiconductor ETF 66,143
276 State Street Industrial Select
Sector SPDR ETF 45,661
3,782 State Street SPDR S&P 500 ETF
Trust 2,617,031
733 State Street SPDR S&P Biotech
ETF 91,442
121 VanEck Semiconductor ETF 48,819
Total 4,268,508
Total Registered Investment
Companies (cost $327,208,651) 483,047,360
Principal
Amount Long-Term Fixed Income 34.0% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 17,212
4.312%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
17,208
ALLO Issuer, LLC
550,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
a
556,116
Balboa Bay Loan Funding, Ltd.
500,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
499,990
375,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
375,324
Principal
Amount Long-Term Fixed Income  34.0% Value
Asset-Backed Securities  0.8% - continued
Barings CLO, Ltd.
$ 500,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
$ 500,332
Battalion CLO XIV, Ltd.
325,000
3.868%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
325,063
CarVal CLO I, Ltd.
400,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
400,574
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
288,720
Commonbond Student Loan Trust
11,888
4.287%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
11,768
Foundation Finance Trust
85,778
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
81,906
GSAA Home Equity Trust
886,348
4.102%,  8/25/2034, Ser.
2004-10, Class M2
b
822,064
Hertz Vehicle Financing III, LLC
300,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
303,740
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
482,569
HTAP Issuer Trust
330,172
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
330,133
Laurel Road Prime Student Loan
Trust
117,471
5.990%,  11/25/2043, Ser.
2018-D, Class A
a,b
112,318
LCM 41, Ltd.
200,000
5.672%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
a,b
199,799
MFA Trust
295,140
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
295,591
National Collegiate Trust
49,791
4.069%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
48,821
Oak Street Investment
311,036
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
282,685
Palmer Square Loan Funding, Ltd.
275,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
272,650
Point Securitization Trust
574,881
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
576,843
PRET, LLC
608,693
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,c
609,836

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Asset-Backed Securities  0.8% - continued
$ 259,239
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
$ 260,239
PRPM, LLC
428,883
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,c
428,998
Shentel Issuer, LLC
350,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
a
355,578
Sunnova Hestia II Issuer, LLC
494,360
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
481,436
Unlock HEA Trust
283,841
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
284,122
380,853
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
382,162
VOLT CVI, LLC
267,221
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
267,574
Total 9,854,159
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
59,000 8.625%,  6/15/2029
a
62,126
Alumina, Pty. Ltd.
82,000 6.125%,  3/15/2030
a
84,588
Avient Corporation
52,000 6.250%,  11/1/2031
a
53,463
Axalta Coating Systems Dutch
Holding B BV
60,000 7.250%,  2/15/2031
a
63,147
Carpenter Technology Corporation
33,000 5.625%,  3/1/2034
a
33,487
Cascades, Inc./Cascades USA,
Inc.
70,000 6.750%,  7/15/2030
a
72,469
Celanese US Holdings, LLC
43,000 6.850%,  11/15/2028 45,141
28,000 6.500%,  4/15/2030 28,487
34,000 6.629%,  7/15/2032 35,472
62,000 6.750%,  4/15/2033
e
62,803
Cerdia Finanz GmbH
68,000 9.375%,  10/3/2031
a
69,171
Chemours Company
139,000 4.625%,  11/15/2029
a
129,616
Cleveland-Cliffs, Inc.
115,000 4.625%,  3/1/2029
a,e
113,157
46,000 6.875%,  11/1/2029
a
47,804
75,000 4.875%,  3/1/2031
a
71,912
27,000 7.375%,  5/1/2033
a
28,176
35,000 6.250%,  10/1/2040 30,577
Commercial Metals Company
46,000 6.000%,  12/15/2035
a
46,999
CVR Partners, LP/CVR Nitrogen
Finance Corporation
74,000 6.125%,  6/15/2028
a
73,996
First Quantum Minerals, Ltd.
87,000 8.625%,  6/1/2031
a
91,389
46,000 7.250%,  2/15/2034
a
48,327
Fortescue Treasury, Pty. Ltd.
21,000 4.500%,  9/15/2027
a
20,998
Principal
Amount Long-Term Fixed Income  34.0% Value
Basic Materials  0.3% - continued
$ 18,000 5.875%,  4/15/2030
a
$ 18,521
36,000 6.125%,  4/15/2032
a
37,491
Glencore Funding, LLC
193,000 4.000%,  3/27/2027
a
193,083
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,038
INEOS Finance plc
104,000 7.500%,  4/15/2029
a
87,106
Magnera Corporation
76,000 7.250%,  11/15/2031
a
71,821
Mercer International, Inc.
41,000 5.125%,  2/1/2029
e
25,334
Methanex Corporation
35,000 5.250%,  12/15/2029 35,202
33,000 5.650%,  12/1/2044 29,656
Methanex US Operations, Inc.
36,000 6.250%,  3/15/2032
a
37,124
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
a
58,823
24,000 8.500%,  5/1/2030
a
24,879
40,000 7.000%,  4/1/2031
a
42,038
Mosaic Company
218,000 4.600%,  11/15/2030 218,594
Novelis Corporation
36,000 4.750%,  1/30/2030
a
34,896
45,000 3.875%,  8/15/2031
a
41,178
Olin Corporation
39,000 6.625%,  4/1/2033
a
38,217
Olympus Water US Holding
Corporation
56,000 7.250%,  2/15/2033
a
55,782
Qnity Electronics, Inc.
105,000 5.750%,  8/15/2032
a
106,965
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054 134,244
SNF Group SACA
105,000 3.375%,  3/15/2030
a
98,732
Solstice Advanced Materials, Inc.
43,000 5.625%,  9/30/2033
a
43,227
SunCoke Energy, Inc.
85,000 4.875%,  6/30/2029
a
80,153
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
a
76,424
WR Grace Holdings, LLC
86,000 6.625%,  8/15/2032
a
85,525
Total 3,018,358
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
a
72,593
AECOM
83,000 6.000%,  8/1/2033
a
85,025
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
40,000 7.000%,  5/21/2030
a
41,691
Amphenol Corporation
190,000 5.300%,  11/15/2055 181,243
Amrize Finance US, LLC
94,000 5.400%,  4/7/2035 97,227
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
a
14,838
80,000 6.375%,  3/15/2033
a
82,795

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
$ 28,000 6.250%,  1/30/2031
a
$ 28,775
ATI, Inc.
69,000 7.250%,  8/15/2030 72,333
Axon Enterprise, Inc.
35,000 6.125%,  3/15/2030
a
35,978
35,000 6.250%,  3/15/2033
a
36,265
BAE Systems plc
200,000 5.250%,  3/26/2031
a
207,628
Ball Corporation
43,000 3.125%,  9/15/2031 39,518
Boeing Company
156,000 5.040%,  5/1/2027 157,642
81,000 6.259%,  5/1/2027 83,076
90,000 6.388%,  5/1/2031 97,655
183,000 5.705%,  5/1/2040 187,070
Bombardier, Inc.
49,000 6.000%,  2/15/2028
a
49,074
41,000 7.250%,  7/1/2031
a
43,528
100,000 7.000%,  6/1/2032
a
104,972
20,000 6.750%,  6/15/2033
a
21,008
41,000 7.450%,  5/1/2034
a
45,848
Brundage-Bone Concrete
Pumping Holdings, Inc.
90,000 7.500%,  2/1/2032
a
90,596
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
a
69,745
23,000 4.250%,  2/1/2032
a
21,922
19,000 6.375%,  3/1/2034
a
19,659
39,000 6.750%,  5/15/2035
a
40,975
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
a
107,102
Chart Industries, Inc.
52,000 7.500%,  1/1/2030
a
54,104
Clean Harbors, Inc.
36,000 6.375%,  2/1/2031
a
36,862
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
a
14,123
67,000 6.875%,  1/15/2030
a
67,871
25,000 8.750%,  4/15/2030
a
25,018
38,000 6.750%,  4/15/2032
a
38,297
Columbus McKinnon Corporation/
NY
92,000 7.125%,  2/1/2033
a
92,478
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
111,788
EquipmentShare.com, Inc.
75,000 9.000%,  5/15/2028
a
78,378
51,000 8.625%,  5/15/2032
a
54,520
ESAB Corporation
67,000 6.250%,  4/15/2029
a
68,845
GFL Environmental Holdings US,
Inc.
93,000 5.500%,  2/1/2034
a
93,214
GFL Environmental, Inc.
110,000 4.000%,  8/1/2028
a
108,261
Herc Holdings, Inc.
57,000 6.625%,  6/15/2029
a
58,989
51,000 7.000%,  6/15/2030
a
53,528
11,000 5.750%,  3/15/2031
a
11,078
Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
$ 69,000 7.250%,  6/15/2033
a,e
$ 73,023
11,000 6.000%,  3/15/2034
a
11,056
Howmet Aerospace, Inc.
60,000 4.550%,  11/15/2032 60,289
Installed Building Products, Inc.
18,000 5.625%,  2/1/2034
a
18,103
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 111,452
40,000 6.150%,  9/1/2036 44,354
Martin Marietta Materials, Inc.
68,000 5.150%,  12/1/2034 69,299
Mauser Packaging Solutions
Holding Company
28,000 7.875%,  4/15/2030
a
28,525
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
a
56,445
Nesco Holdings II, Inc.
52,000 5.500%,  4/15/2029
a
51,241
New Enterprise Stone and Lime
Company, Inc.
103,000 5.250%,  7/15/2028
a
103,028
Nordson Corporation
134,000 5.600%,  9/15/2028 138,606
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 240,437
OI European Group BV
117,000 4.750%,  2/15/2030
a
113,220
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
a
55,158
28,000 7.375%,  6/1/2032
a,e
28,558
Quikrete Holdings, Inc.
175,000 6.375%,  3/1/2032
a
181,491
QXO Building Products, Inc.
59,000 6.750%,  4/30/2032
a
60,798
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 170,047
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
a
73,135
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
a
82,286
Roller Bearing Company of
America, Inc.
40,000 4.375%,  10/15/2029
a
39,390
RTX Corporation
44,000 6.400%,  3/15/2054 48,467
200,000 4.450%,  11/16/2038 188,018
177,000 4.500%,  6/1/2042 160,281
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
a
55,821
Siemens Funding BV
144,000 5.800%,  5/28/2055
a
150,004
Smyrna Ready Mix Concrete, LLC
123,000 8.875%,  11/15/2031
a
131,130
Spirit AeroSystems, Inc.
230,000 4.600%,  6/15/2028 231,488
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
25,078
Standard Building Solutions, Inc.
39,000 6.500%,  8/15/2032
a
40,214
93,000 6.250%,  8/1/2033
a
95,061
45,000 5.875%,  3/15/2034
a,e
44,956

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
Standard Industries, Inc./NY
$ 35,000 4.750%,  1/15/2028
a
$ 34,817
35,000 3.375%,  1/15/2031
a
32,299
Synergy Infrastructure Holdings,
LLC
33,000 7.875%,  12/1/2030
a
34,424
TopBuild Corporation
24,000 4.125%,  2/15/2032
a
22,812
Trane Technologies Financing, Ltd.
82,000 5.100%,  6/13/2034 84,018
TransDigm, Inc.
63,000 6.750%,  8/15/2028
a
64,060
182,000 7.125%,  12/1/2031
a
190,865
100,000 6.625%,  3/1/2032
a
103,397
128,000 6.000%,  1/15/2033
a
130,418
11,000 6.250%,  1/31/2034
a
11,368
67,000 6.750%,  1/31/2034
a
69,346
United Rentals North America, Inc.
100,000 4.875%,  1/15/2028 100,022
90,000 4.000%,  7/15/2030 86,959
66,000 5.375%,  11/15/2033
a
65,961
Waste Pro USA, Inc.
51,000 7.000%,  2/1/2033
a
52,396
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
a
37,117
25,000 6.625%,  3/15/2032
a
26,122
56,000 6.375%,  3/15/2033
a
58,311
Total 7,288,306
Collateralized Mortgage Obligations  2.1%
A&D Mortgage Trust
260,529
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
264,197
Alternative Loan Trust
112,777
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 57,410
BINOM Securitization Trust
165,451
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
154,320
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
506,012
Chase Home Lending Mortgage
Trust
425,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
a,b
432,344
CHNGE Mortgage Trust
151,094
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
151,683
Citicorp Mortgage Securities, Inc.
166,206
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 152,975
COLT Mortgage Loan Trust
326,724
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
301,213
Countrywide Alternative Loan Trust
112,951
4.134%,  10/25/2035, Ser.
2005-43, Class 4A1
b
97,624
369,388
7.000%,  10/25/2037, Ser.
2007-24, Class A10 117,713
Cross Mortgage Trust
341,011
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
344,950
Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  2.1% -
continued
CSMC Trust
$ 233,704
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
$ 209,708
Federal Home Loan Mortgage
Corporation - REMIC
713,781
4.000%,  1/25/2051, Ser.
5249, Class LA 709,430
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 394,645
609,101
7.697%,  (SOFR30A +
4.000%), 2/25/2026, Ser.
5567, Class MB
b
627,533
750,000
5.250%,  2/25/2055, Ser.
5508, Class AY 756,177
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 399,000
800,000
5.000%,  8/25/2055, Ser.
5569, Class BY 786,036
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 905,751
1,219,530
2.000%,  12/25/2050, Ser.
5051, Class WI
f
159,554
126,838
3.000%,  2/15/2033, Ser.
4170, Class IG
f
7,510
150,823
3.000%,  3/15/2033, Ser.
4180, Class PI
f
11,312
538,340
4.500%,  10/15/2033, Ser.
2695, Class BH 544,201
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 548,331
Federal Home Loan Mortgage
Corporation - SLST
450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
d
391,401
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 546,404
475,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 465,238
469,954
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 403,386
866,322
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
115,214
76,848
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
1,171
Flagstar Mortgage Trust
652,589
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
a,b
548,175
203,579
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
186,010
GCAT Trust
273,228
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
251,673
507,492
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
515,619
GS Mortgage-Backed Securities
Trust
550,554
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
482,137
750,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
a,b
749,157

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  2.1% -
continued
GSR Mortgage Loan Trust
$ 268,614
5.284%,  9/25/2034, Ser.
2004-11, Class 2A2
b
$ 262,480
HOMES Trust
425,000
6.950%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
423,628
J.P. Morgan Mortgage Trust
404,907
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
340,385
400,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
a,b
399,436
305,914
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
265,792
364,067
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
362,781
340,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
a,b
331,490
LHOME Mortgage Trust
302,538
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
302,940
Mello Mortgage Capital
Acceptance
453,870
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
381,251
Merrill Lynch Alternative Note
Asset Trust
77,492
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 24,109
Morgan Stanley Residential
Mortgage Loan Trust
575,000
7.336%,  9/25/2068, Ser.
2023-NQM1, Class M1
a,b
581,199
375,000
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
a,b
375,041
New Residential Mortgage Loan
Trust
877,668
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
737,242
285,000
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
a,c
285,236
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
335,108
Palisades Mortgage Loan Trust
78,645
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
78,558
PMT Loan Trust
650,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
666,354
700,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
700,334
PRET Trust
299,042
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
292,857
PRET, LLC
480,000
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c,g
480,262
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
312,871
RCO IX Mortgage, LLC
390,017
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
391,349
Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  2.1% -
continued
Residential Accredit Loans, Inc.
Trust
$ 63,628
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 56,734
Residential Asset Securitization
Trust
385,342
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 195,001
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
528,277
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
453,864
Santander Mortgage Asset
Receivable Trust
425,560
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
427,379
Sequoia Mortgage Trust
350,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
a,b
347,776
166,490
3.542%,  9/20/2046, Ser.
2007-1, Class 4A1
b
108,843
Toorak Mortgage Trust
300,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
301,965
TRK Trust
253,712
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
231,825
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
351,019
Verus Securitization Trust
163,227
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
147,989
Vontive Mortgage Trust
600,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
615,591
Total 25,392,180
Commercial Mortgage-Backed Securities  0.9%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
472,821
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
318,309
Angel Oak Mortgage Trust
490,667
4.929%,  10/25/2070, Ser.
2025-13, Class A1
a
492,039
BANK
2,717,572
0.413%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
58,131
2,692,040
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
125,413
BBCMS Mortgage Trust
3,967,167
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
242,142
2,324,251
0.922%,  12/15/2058, Ser.
2025-C39, Class XA
b,f
161,182
Benchmark Mortgage Trust
360,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
b
375,831

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Commercial Mortgage-Backed Securities  0.9%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 4,135,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
d
$ 4,294,796
1,600,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
b,d
1,609,653
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
564,019
Home Partners of America Trust
575,697
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
564,811
447,118
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
405,953
HTAP Issuer Trust
596,279
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
600,924
Provident Funding Mortgage Trust
725,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
a,b
692,573
Total 10,978,597
Communications Services  0.8%
AMC Networks, Inc.
85,000 10.250%,  1/15/2029
a
88,629
American Tower Corporation
135,000 5.800%,  11/15/2028 140,969
135,000 2.900%,  1/15/2030 128,203
80,000 5.000%,  1/31/2030 81,943
87,000 5.650%,  3/15/2033 91,508
AppLovin Corporation
275,000 5.375%,  12/1/2031 284,239
AT&T, Inc.
135,000 5.700%,  3/1/2057 129,334
301,000 3.500%,  9/15/2053 201,053
218,000 4.750%,  4/30/2033
g
217,488
200,000 4.900%,  8/15/2037 194,376
Cable One, Inc.
25,000 4.000%,  11/15/2030
a
18,196
CCO Holdings, LLC/CCO Holdings
Capital Corporation
112,000 5.125%,  5/1/2027
a
112,046
16,000 5.000%,  2/1/2028
a
15,912
57,000 5.375%,  6/1/2029
a
56,368
170,000 4.750%,  3/1/2030
a
162,401
141,000 4.500%,  8/15/2030
a
132,518
54,000 4.250%,  2/1/2031
a
49,439
134,000 4.750%,  2/1/2032
a
122,394
52,000 7.000%,  2/1/2033
a
52,502
36,000 4.500%,  6/1/2033
a
31,499
125,000 4.250%,  1/15/2034
a,e
105,586
69,000 7.375%,  2/1/2036
a
69,083
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
171,000 5.850%,  12/1/2035 170,187
360,000 3.500%,  6/1/2041 257,642
Clear Channel Outdoor Holdings,
Inc.
72,000 7.875%,  4/1/2030
a
75,806
Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.8% - continued
Comcast Corporation
$ 204,000 5.350%,  5/15/2053
e
$ 183,468
240,000 4.750%,  3/1/2044 208,582
Crown Castle, Inc.
133,000 4.900%,  9/1/2029 135,270
Deluxe Corporation
82,000 8.125%,  9/15/2029
a
86,042
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 395,328
DIRECTV Financing, LLC
19,000 8.875%,  2/1/2030
a
19,248
64,000 8.875%,  2/1/2030
a
64,801
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
108,000 5.875%,  8/15/2027
a
108,526
63,000 10.000%,  2/15/2031
a
64,896
FiberCop SPA
125,000 6.000%,  9/30/2034
a
121,387
Getty Images, Inc.
113,000 10.500%,  11/15/2030
a
114,421
Gray Media, Inc.
59,000 7.250%,  8/15/2033
a
60,403
Iliad Holding SAS
93,000 8.500%,  4/15/2031
a
99,586
57,000 7.000%,  4/15/2032
a
58,423
Level 3 Financing, Inc.
18,000 3.625%,  1/15/2029
a
16,697
91,000 6.875%,  6/30/2033
a
93,775
94,000 7.000%,  3/31/2034
a
97,366
70,000 8.500%,  1/15/2036
a
71,661
Lumen Technologies, Inc.
19,917 4.125%,  4/15/2030
a
19,917
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
a
104,461
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 96,761
185,000 5.400%,  8/15/2054 170,495
151,000 5.500%,  11/15/2045 145,207
Netflix, Inc.
180,000 4.875%,  6/15/2030
a
184,078
Nexstar Media, Inc.
54,000 4.750%,  11/1/2028
a
53,674
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 89,497
Orange SA
292,000 4.250%,  1/13/2031
a
289,548
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
64,000 4.625%,  3/15/2030
a
62,493
Paramount Global
30,000 6.375%,  3/30/2062
b
28,212
Rogers Communications, Inc.
28,000 7.000%,  4/15/2055
b
29,044
166,000 5.000%,  2/15/2029 169,395
Scripps Escrow II, Inc.
71,000 3.875%,  1/15/2029
a,e
65,526
Sinclair Television Group, Inc.
41,000 8.125%,  2/15/2033
a
42,411
Sirius XM Radio, LLC
27,000 5.000%,  8/1/2027
a
26,953
65,000 4.000%,  7/15/2028
a
63,493

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.8% - continued
$ 55,000 4.125%,  7/1/2030
a
$ 51,866
86,000 3.875%,  9/1/2031
a,e
78,548
Snap, Inc.
42,000 6.875%,  3/15/2034
a
42,887
SoftBank Corporation
200,000 5.332%,  7/9/2035
a
200,305
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 405,693
Take-Two Interactive Software, Inc.
81,000 5.600%,  6/12/2034 84,150
Telecom Italia Capital SA
36,000 6.000%,  9/30/2034 36,883
TELUS Corporation
97,000 6.625%,  10/15/2055
b
99,205
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 224,729
174,000 4.950%,  11/15/2035 172,487
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
147,000 4.750%,  4/15/2028
a
146,681
Uniti Services, LLC
54,000 7.500%,  10/15/2033
a
55,752
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
a
14,448
77,000 4.500%,  5/1/2029
a
73,547
52,000 7.375%,  6/30/2030
a
52,681
61,000 8.500%,  7/31/2031
a
63,614
Verizon Communications, Inc.
116,000 5.875%,  11/30/2055 114,505
145,000 6.000%,  11/30/2065 143,437
165,000 5.000%,  1/15/2036 163,105
Viasat, Inc.
36,000 5.625%,  4/15/2027
a
36,019
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
a
36,698
Virgin Media O2 Vendor Financing
Notes VI DAC
44,000 8.500%,  3/15/2033
a
43,615
Virgin Media Secured Finance plc
128,000 5.500%,  5/15/2029
a
126,248
Virgin Media Vendor Financing
Notes IV DAC
125,000 5.000%,  7/15/2028
a
125,000
VMED O2 UK Financing I plc
36,000 7.750%,  4/15/2032
a
37,022
Vodafone Group plc
41,000 4.125%,  6/4/2081
b
38,582
52,000 5.125%,  6/4/2081
b
41,276
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
a
126,414
WarnerMedia Holdings, Inc.
43,000 5.141%,  3/15/2052 28,579
179,000 4.054%,  3/15/2029 173,638
74,000 4.279%,  3/15/2032 65,120
195,000 5.050%,  3/15/2042 136,987
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
47,000 8.250%,  10/1/2031
a
49,234
Zegona Finance plc
67,000 8.625%,  7/15/2029
a
70,634
Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.8% - continued
Ziggo BV
$ 38,000 4.875%,  1/15/2030
a
$ 35,874
Total 10,025,829
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
25,000 3.875%,  1/15/2028
a
24,627
55,000 4.375%,  1/15/2028
a
54,675
80,000 6.125%,  6/15/2029
a
82,013
64,000 5.625%,  9/15/2029
a
65,083
Adient Global Holdings, Ltd.
24,000 8.250%,  4/15/2031
a
25,147
37,000 7.500%,  2/15/2033
a,e
38,419
ADT Security Corporation
57,000 4.125%,  8/1/2029
a
55,534
57,000 4.875%,  7/15/2032
a
55,197
Advance Auto Parts, Inc.
82,000 7.000%,  8/1/2030
a
83,390
61,000 7.375%,  8/1/2033
a
61,915
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
125,000 4.625%,  6/1/2028
a
123,309
Allison Transmission, Inc.
28,000 3.750%,  1/30/2031
a
26,394
American Axle & Manufacturing,
Inc.
99,000 5.000%,  10/1/2029 96,588
43,000 6.375%,  10/15/2032
a
43,873
43,000 7.750%,  10/15/2033
a
44,235
American Honda Finance
Corporation
156,000 5.100%,  1/8/2036
e
155,389
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
a
59,280
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
a
67,045
Aston Martin Capital Holdings, Ltd.
62,000 10.000%,  3/31/2029
a
55,337
Bath & Body Works, Inc.
29,000 6.950%,  3/1/2033 28,903
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
97,000 9.500%,  7/1/2032
a
92,445
Beach Acquisition Bidco, LLC
68,513
0.000%,PIK 10.750%,
7/15/2033
a,h
75,388
Belron UK Finance plc
103,000 5.750%,  10/15/2029
a
104,961
Block Financial, LLC
216,000 5.375%,  9/15/2032 216,383
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
121,000 5.125%,  4/15/2029
a,e
107,259
Boyd Gaming Corporation
67,000 4.750%,  6/15/2031
a
65,266
Brightstar Lottery plc
127,000 5.250%,  1/15/2029
a
126,801
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
44,000 5.750%,  1/15/2033
a
43,741

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 76,000 4.875%,  2/15/2030
a
$ 70,949
Caesars Entertainment, Inc.
175,000 4.625%,  10/15/2029
a
168,063
43,000 6.500%,  2/15/2032
a
43,969
39,000 6.000%,  10/15/2032
a,e
37,942
Carnival Corporation
43,000 5.125%,  5/1/2029
a
43,504
151,000 5.750%,  8/1/2032
a
155,081
54,000 6.125%,  2/15/2033
a
55,550
Carvana Company
61,000
9.000%,PIK 0.000%,
6/1/2030
a,h
63,604
142,600
9.000%,PIK 0.000%,
6/1/2031
a,h
156,870
CBRE Services, Inc.
143,000 4.900%,  1/15/2033 143,561
Churchill Downs, Inc.
35,000 4.750%,  1/15/2028
a
34,881
41,000 6.750%,  5/1/2031
a
42,244
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
a
17,106
Dana, Inc.
27,000 4.500%,  2/15/2032
e
25,535
Dream Finders Homes, Inc.
64,000 6.875%,  9/15/2030
a
64,823
eG Global Finance plc
17,000 12.000%,  11/30/2028
a
18,401
Expedia Group, Inc.
186,000 5.400%,  2/15/2035 189,969
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 203,281
203,000 2.900%,  2/10/2029 192,381
169,000 7.122%,  11/7/2033 182,606
Forestar Group, Inc.
67,000 6.500%,  3/15/2033
a
68,504
FORVIA SE
97,000 8.000%,  6/15/2030
a
103,554
82,000 6.750%,  9/15/2033
a
84,078
Gap, Inc.
25,000 3.625%,  10/1/2029
a
23,777
30,000 3.875%,  10/1/2031
a
27,812
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
a
71,992
General Motors Company
119,000 5.350%,  4/15/2028 122,002
General Motors Financial
Company, Inc.
65,000 5.400%,  5/8/2027 66,042
177,000 4.900%,  10/6/2029 179,849
225,000 5.450%,  7/15/2030 233,788
58,000 5.625%,  4/4/2032 60,421
123,000 5.450%,  1/8/2036
e
123,532
Genting New York, LLC/GENNY
Capital, Inc.
67,000 7.250%,  10/1/2029
a
69,244
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
39,000 8.375%,  1/15/2029
a
38,765
40,000 11.500%,  8/15/2029
a
42,400
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
$ 86,000 8.750%,  1/15/2032
a
$ 83,073
GLP Capital, LP
255,000 5.750%,  6/1/2028 261,290
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 34,886
36,000 5.000%,  7/15/2029
e
35,256
56,000 5.250%,  4/30/2031 53,895
Group 1 Automotive, Inc.
64,000 6.375%,  1/15/2030
a
65,697
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 159,311
17,000 4.000%,  5/1/2031
a
16,227
101,000 3.625%,  2/15/2032
a
93,500
41,000 5.750%,  9/15/2033
a
41,769
Home Depot, Inc.
120,000 4.250%,  4/1/2046 101,821
345,000 3.900%,  6/15/2047 274,305
Hyundai Capital America
225,000 1.800%,  1/10/2028
a
215,237
113,000 5.300%,  6/24/2029
a
116,577
Jacobs Entertainment, Inc.
90,000 6.750%,  2/15/2029
a
88,859
K Hovnanian Enterprises, Inc.
32,000 8.000%,  4/1/2031
a
32,783
KB Home
105,000 4.800%,  11/15/2029 104,538
Kingpin Intermediate Holdings,
LLC
107,000 7.250%,  10/15/2032
a,e
102,360
L Brands, Inc.
102,000 6.625%,  10/1/2030
a
104,459
57,000 6.875%,  11/1/2035 57,647
Las Vegas Sands Corporation
50,000 5.900%,  6/1/2027 50,918
232,000 5.625%,  6/15/2028 237,525
Lennar Corporation
144,000 5.200%,  7/30/2030 148,419
Life Time, Inc.
51,000 6.000%,  11/15/2031
a
52,290
Light & Wonder International, Inc.
33,000 7.250%,  11/15/2029
a
33,879
Lindblad Expeditions, LLC
42,000 7.000%,  9/15/2030
a
43,845
Lithia Motors, Inc.
60,000 4.625%,  12/15/2027
a
59,886
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
a
37,988
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 132,424
184,000 2.625%,  4/1/2031 169,208
Macy's Retail Holdings, LLC
21,000 7.375%,  8/1/2033
a
22,175
40,000 4.500%,  12/15/2034 36,027
92,000 6.375%,  3/15/2037 86,672
Marriott International, Inc./MD
85,000 5.100%,  4/15/2032 87,439
Marriott Ownership Resorts, Inc.
170,000 6.500%,  10/1/2033
a,e
161,754
Match Group Holdings II, LLC
77,000 4.125%,  8/1/2030
a
72,577
46,000 6.125%,  9/15/2033
a
46,171

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Mattamy Group Corporation
$ 56,000 6.000%,  12/15/2033
a
$ 55,024
McDonald's Corporation
282,000 4.450%,  3/1/2047 241,418
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
a
95,010
145,000 7.625%,  4/17/2032
a
152,044
82,000 6.500%,  9/24/2033
a
81,806
Meritage Homes Corporation
140,000 5.650%,  3/15/2035 142,828
MGM Resorts International
36,000 4.625%,  9/1/2026 36,020
55,000 6.125%,  9/15/2029 56,254
Michaels Companies, Inc.
27,000 5.250%,  5/1/2028
a
26,706
23,000 7.875%,  5/1/2029
a
22,409
Millrose Properties, Inc.
52,000 6.375%,  8/1/2030
a
53,076
61,000 6.250%,  9/15/2032
a
61,688
Muvico, LLC
60,386
9.000%,PIK 6.000%,
2/19/2029
a,e,h
59,497
NCL Corporation, Ltd.
64,000 5.875%,  1/15/2031
a
64,175
136,000 6.750%,  2/1/2032
a
139,374
53,000 6.250%,  9/15/2033
a
53,293
New Home Company, Inc.
40,000 8.500%,  11/1/2030
a
41,666
Nissan Motor Acceptance
Company, LLC
90,000 5.625%,  9/29/2028
a
90,309
90,000 6.125%,  9/30/2030
a
89,750
Nissan Motor Company, Ltd.
91,000 4.810%,  9/17/2030
a
85,908
Petco Health and Wellness
Company, Inc.
23,000 8.250%,  2/1/2031
a,g
23,060
PetSmart, LLC/PetSmart Finance
Corporation
141,000 7.500%,  9/15/2032
a
144,590
Phinia, Inc.
53,000 6.625%,  10/15/2032
a
55,176
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
a
55,393
118,000 9.750%,  4/15/2029
a
132,202
91,000 8.125%,  12/15/2029
a,b,i
94,184
Raven Acquisition Holdings, LLC
90,000 6.875%,  11/15/2031
a
90,191
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
43,000 4.625%,  4/16/2029
a
39,232
S&S Holdings, LLC
81,000 8.375%,  10/1/2031
a
77,228
Service Corporation International/
US
35,000 3.375%,  8/15/2030 32,741
25,000 4.000%,  5/15/2031 23,791
56,000 5.750%,  10/15/2032 56,888
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
17,000 5.375%,  4/15/2027 17,002
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
$ 17,000 6.625%,  5/1/2032
a,e
$ 17,371
Staples, Inc.
102,000 10.750%,  9/1/2029
a
100,229
Station Casinos, LLC
74,000 4.625%,  12/1/2031
a
71,040
Taylor Morrison Communities, Inc.
33,000 5.750%,  11/15/2032
a
33,872
Tenneco, Inc.
75,000 8.000%,  11/17/2028
a
75,446
Toyota Motor Credit Corporation
198,000 4.800%,  1/11/2036 196,420
Uber Technologies, Inc.
141,000 4.800%,  9/15/2034 140,259
174,000 4.800%,  9/15/2035 172,144
VICI Properties, LP/VICI Note
Company, Inc.
69,000 5.750%,  2/1/2027
a
69,735
99,000 4.125%,  8/15/2030
a
96,078
Victoria's Secret & Company
43,000 4.625%,  7/15/2029
a
42,047
Victra Holdings, LLC/Victra
Finance Corporation
51,000 8.750%,  9/15/2029
a
53,688
Viking Cruises, Ltd.
210,000 5.875%,  10/15/2033
a
212,896
Walmart, Inc.
170,000 4.500%,  9/9/2052 149,376
Wayfair, LLC
26,000 7.250%,  10/31/2029
a
27,185
23,000 7.750%,  9/15/2030
a
24,452
44,000 6.750%,  11/15/2032
a,e
45,477
Wynn Macau, Ltd.
112,000 6.750%,  2/15/2034
a
113,525
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
32,000 5.125%,  10/1/2029
a
32,095
84,000 7.125%,  2/15/2031
a
90,504
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
a
104,742
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
a
56,286
36,000 6.750%,  4/23/2030
a
36,095
87,000 6.875%,  4/23/2032
a
86,753
Total 13,365,012
Consumer Non-Cyclical  1.2%
1261229 B.C., Ltd.
86,000 10.000%,  4/15/2032
a
88,258
Abbott Laboratories
237,000 4.750%,  11/30/2036 235,738
AbbVie, Inc.
65,000 5.400%,  3/15/2054 63,042
379,000 4.500%,  5/14/2035 371,105
149,000 5.350%,  3/15/2044 147,370
Acadia Healthcare Company, Inc.
53,000 5.000%,  4/15/2029
a
50,883
45,000 7.375%,  3/15/2033
a,e
44,451
AdaptHealth, LLC
137,000 4.625%,  8/1/2029
a
132,324

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
Albertsons Companies, Inc.
$ 35,000 5.625%,  3/31/2032
a,g
$ 34,965
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
a
109,918
117,000 3.500%,  3/15/2029
a
112,292
22,000 5.500%,  3/31/2031
a
22,039
136,000 5.750%,  3/31/2034
a,g
133,752
Altria Group, Inc.
65,000 4.875%,  2/4/2028 66,151
136,000 6.875%,  11/1/2033 152,955
Amgen, Inc.
35,000 4.200%,  2/22/2052 27,774
206,000 5.600%,  3/2/2043 207,538
Amneal Pharmaceuticals, LLC
21,000 6.875%,  8/1/2032
a
22,112
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 265,279
Anheuser-Busch InBev Worldwide,
Inc.
175,000 5.450%,  1/23/2039 180,340
167,000 5.550%,  1/23/2049 166,325
BAT Capital Corporation
137,000 7.079%,  8/2/2043 153,797
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
a
21,892
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 75,578
BellRing Brands, Inc.
31,000 7.000%,  3/15/2030
a
31,854
BioMarin Pharmaceutical, Inc.
56,000 5.500%,  2/15/2034
a,g
56,155
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 274,849
Bunge, Ltd. Finance Corporation
169,000 3.200%,  4/21/2031 159,164
47,000 4.650%,  9/17/2034 46,135
Cargill, Inc.
85,000 5.375%,  10/23/2055
a
81,613
164,000 5.125%,  2/11/2035
a
168,414
Cencora, Inc.
105,000 5.150%,  2/15/2035 107,159
Central Garden & Pet Company
47,000 4.125%,  10/15/2030
e
45,126
Champ Acquisition Corporation
33,000 8.375%,  12/1/2031
a
35,185
CHS/Community Health Systems,
Inc.
86,000 6.000%,  1/15/2029
a
85,768
40,000 6.875%,  4/15/2029
a
36,782
44,000 4.750%,  2/15/2031
a
39,470
45,000 10.875%,  1/15/2032
a
48,444
91,000 9.750%,  1/15/2034
a
94,875
Cigna Group
224,000 4.875%,  9/15/2032 226,730
358,000 5.250%,  1/15/2036 362,991
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 219,463
206,000 5.750%,  8/1/2035
e
209,719
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
Concentra Health Services, Inc.
$ 30,000 6.875%,  7/15/2032
a,e
$ 31,410
Constellation Brands, Inc.
110,000 2.875%,  5/1/2030 103,864
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
83,000 5.600%,  1/15/2031
a
84,011
CVS Health Corporation
79,000 7.000%,  3/10/2055
b
82,685
117,000 6.750%,  12/10/2054
b
121,632
141,000 5.450%,  9/15/2035 143,464
130,000 4.780%,  3/25/2038 122,019
184,000 6.000%,  6/1/2044 184,446
227,000 5.125%,  7/20/2045 203,910
DaVita, Inc.
63,000 3.750%,  2/15/2031
a
57,789
71,000 6.875%,  9/1/2032
a
73,133
40,000 6.750%,  7/15/2033
a
41,055
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
a
85,028
Eli Lilly & Company
69,000 5.500%,  2/12/2055 68,655
102,000 4.950%,  2/27/2063 91,497
139,000 4.550%,  10/15/2032 140,839
Embecta Corporation
32,000 6.750%,  2/15/2030
a
30,954
Encompass Health Corporation
54,000 4.500%,  2/1/2028 53,746
Endo Finance Holdings, LP
81,000 8.500%,  4/15/2031
a,e
85,707
Energizer Holdings, Inc.
123,000 6.000%,  9/15/2033
a
118,214
General Mills, Inc.
54,000 4.950%,  3/29/2033 54,617
Genmab AS/Genmab Finance,
LLC
111,000 6.250%,  12/15/2032
a
113,779
Grifols SA
44,000 4.750%,  10/15/2028
a
43,348
HCA, Inc.
155,000 5.250%,  3/1/2030 160,007
234,000 3.500%,  9/1/2030 224,979
175,000 4.600%,  11/15/2032 173,366
88,000 5.450%,  9/15/2034 90,324
HLF Financing SARL, LLC/
Herbalife International, Inc.
115,000 12.250%,  4/15/2029
a
123,642
40,000 4.875%,  6/1/2029
a
37,960
Illumina, Inc.
70,000 4.650%,  9/9/2026 70,172
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
a
196,972
Insulet Corporation
23,000 6.500%,  4/1/2033
a
23,936
IQVIA, Inc.
80,000 6.250%,  6/1/2032
a
83,116
Jazz Securities DAC
50,000 4.375%,  1/15/2029
a
49,196
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
170,000 6.375%,  4/15/2066 171,843

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
$ 139,000 5.950%,  4/20/2035 $ 146,067
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
204,000 3.000%,  5/15/2032 184,341
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
67,000 9.000%,  2/15/2029
a
70,200
Kenvue, Inc.
211,000 4.850%,  5/22/2032 215,384
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 173,735
Kraft Heinz Foods Company
130,000 5.000%,  6/4/2042 118,566
136,000 4.375%,  6/1/2046 111,607
Lamb Weston Holdings, Inc.
37,000 4.125%,  1/31/2030
a
35,720
37,000 4.375%,  1/31/2032
a
35,250
LifePoint Health, Inc.
51,000 9.875%,  8/15/2030
a
54,715
26,000 10.000%,  6/1/2032
a
27,430
Mars, Inc.
26,000 5.650%,  5/1/2045
a
26,226
Medline Borrower, LP
40,000 3.875%,  4/1/2029
a
39,109
86,000 5.250%,  10/1/2029
a
86,149
Merck & Company, Inc.
257,000 5.550%,  12/4/2055 252,506
Newell Brands, Inc.
36,000 6.375%,  9/15/2027 36,304
58,000 6.625%,  9/15/2029 58,062
65,000 6.375%,  5/15/2030
e
64,248
41,000 6.625%,  5/15/2032
e
40,153
44,000 7.500%,  4/1/2046 37,154
Novartis Capital Corporation
104,000 4.700%,  9/18/2054 92,340
Organon & Company/Organon
Foreign Debt Co-Issuer BV
57,000 4.125%,  4/30/2028
a
55,907
126,000 5.125%,  4/30/2031
a
114,427
Performance Food Group, Inc.
79,000 4.250%,  8/1/2029
a
77,353
50,000 6.125%,  9/15/2032
a
51,353
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 56,258
117,000 6.125%,  9/30/2032 115,073
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 290,222
134,000 5.110%,  5/19/2043 128,778
Pfizer, Inc.
131,000 4.500%,  11/15/2032 131,418
Philip Morris International, Inc.
204,000 5.375%,  2/15/2033 212,312
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
a
50,779
119,000 4.500%,  9/15/2031
a
112,736
48,000 6.250%,  10/15/2034
a
48,343
66,000 6.500%,  3/15/2036
a
66,060
Prime Healthcare Services, Inc.
181,000 9.375%,  9/1/2029
a
188,466
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
Radiology Partners, Inc.
$ 63,000 8.500%,  7/15/2032
a
$ 66,148
Roche Holdings, Inc.
200,000 4.666%,  12/2/2035
a
198,363
138,000 4.000%,  11/28/2044
a
117,392
Royalty Pharma plc
115,000 5.150%,  9/2/2029 118,445
112,000 5.200%,  9/25/2035 112,583
Select Medical Corporation
35,000 6.250%,  12/1/2032
a
33,967
Simmons Foods, Inc.
101,000 4.625%,  3/1/2029
a
97,342
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
a
37,880
Spectrum Brands, Inc.
8,000 3.875%,  3/15/2031
a
6,456
Star Parent, Inc.
35,000 9.000%,  10/1/2030
a
36,941
Stryker Corporation
116,000 5.200%,  2/10/2035 118,850
Surgery Center Holdings, Inc.
46,000 7.250%,  4/15/2032
a
46,313
Sysco Corporation
205,000 6.600%,  4/1/2040 227,110
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2044 201,278
TEAM Services Holding, Inc.
37,000 9.000%,  2/15/2033
a,g
37,139
Tenet Healthcare Corporation
173,000 5.125%,  11/1/2027 173,047
83,000 4.375%,  1/15/2030 81,560
122,000 6.750%,  5/15/2031 126,716
66,000 5.500%,  11/15/2032
a
66,679
Teva Pharmaceutical Finance
Company, LLC
36,000 6.150%,  2/1/2036 37,871
US Acute Care Solutions, LLC
105,000 9.750%,  5/15/2029
a
105,460
Whirlpool Corporation
36,000 6.500%,  6/15/2033 35,524
Wyeth, LLC
135,000 6.500%,  2/1/2034 151,201
Total 14,596,105
Energy  0.8%
Aethon United BR, LP/Aethon
United Finance Corporation
17,000 7.500%,  10/1/2029
a
17,889
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
a
72,125
Archrock Services, LP/Archrock
Partners Finance Corporation
69,000 6.000%,  2/1/2034
a
68,948
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
36,000 5.875%,  6/30/2029
a
36,244
40,000 6.625%,  7/15/2033
a
41,420
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
a
59,399

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.8% - continued
Boardwalk Pipelines, LP
$ 214,000 5.375%,  2/15/2036 $ 214,622
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 227,799
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
a
48,793
34,000 6.875%,  7/1/2029
a
35,348
16,000 6.750%,  2/1/2030
a,e
16,764
California Resources Corporation
43,000 8.250%,  6/15/2029
a
45,227
Cheniere Energy Partners, LP
444,000 4.500%,  10/1/2029 445,706
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 38,361
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a
40,232
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
a
139,578
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
a
34,961
Comstock Resources, Inc.
51,000 6.750%,  3/1/2029
a
51,063
110,000 5.875%,  1/15/2030
a
107,327
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
a
233,437
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
a
75,576
Crescent Energy Finance, LLC
54,000 7.750%,  7/31/2029
a
54,135
56,000 7.625%,  4/1/2032
a
55,545
117,000 7.875%,  4/15/2032
a
116,407
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
a
80,529
41,000 7.375%,  6/30/2033
a
42,161
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
a
29,773
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 175,794
Eastern Energy Gas Holdings, LLC
186,000 5.800%,  1/15/2035 196,489
Energy Transfer, LP
105,000 6.500%,  2/15/2056
b
105,005
110,000 4.000%,  10/1/2027 109,919
50,000 5.150%,  2/1/2043 45,199
275,000 6.000%,  6/15/2048 268,104
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 117,392
Excelerate Energy, LP
40,000 8.000%,  5/15/2030
a
42,775
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 215,221
Genesis Energy LP/Genesis
Energy Finance Corporation
57,000 8.875%,  4/15/2030 59,987
87,000 7.875%,  5/15/2032
e
90,786
Halliburton Company
136,000 5.000%,  11/15/2045 122,543
Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.8% - continued
Harvest Midstream I, LP
$ 85,000 7.500%,  9/1/2028
a
$ 86,168
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
a
76,191
Hilcorp Energy I, LP/Hilcorp
Finance Company
99,000 5.750%,  2/1/2029
a
99,024
35,000 6.000%,  4/15/2030
a
34,437
79,000 6.250%,  4/15/2032
a
75,768
Howard Midstream Energy
Partners, LLC
36,000 7.375%,  7/15/2032
a
38,027
62,000 6.625%,  1/15/2034
a
63,637
ITT Holdings, LLC
105,000 6.500%,  8/1/2029
a
101,230
Kodiak Gas Services, LLC
43,000 6.500%,  10/1/2033
a
44,044
21,000 6.750%,  10/1/2035
a
21,699
Moss Creek Resources Holdings,
Inc.
18,000 8.250%,  9/1/2031
a
17,505
MPLX, LP
134,000 4.800%,  2/15/2031 135,453
272,000 4.950%,  9/1/2032 274,006
52,000 5.000%,  3/1/2033 52,168
Nabors Industries, Inc.
88,000 9.125%,  1/31/2030
a
92,931
66,000 7.625%,  11/15/2032
a
67,235
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
a
30,094
100,000 8.375%,  2/15/2032
a
104,666
Noble Finance II, LLC
72,000 8.000%,  4/15/2030
a
75,057
Northern Oil and Gas, Inc.
55,000 8.750%,  6/15/2031
a
56,856
ONEOK, Inc.
99,000 5.700%,  11/1/2054 92,505
108,000 4.750%,  10/15/2031 108,485
65,000 5.600%,  4/1/2044 61,755
Ovintiv, Inc.
140,000 7.200%,  11/1/2031 154,701
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 55,917
97,000 7.875%,  9/15/2030
a
97,131
Permian Resources Operating,
LLC
67,000 6.250%,  2/1/2033
a
69,020
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
a
59,120
Precision Drilling Corporation
47,000 6.875%,  1/15/2029
a
47,533
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
a
89,720
Santos Finance, Ltd.
90,000 5.750%,  11/13/2035
a
90,254
Saturn Oil & Gas, Inc.
22,000 9.625%,  6/15/2029
a,e
22,507
SESI, LLC
43,000 7.875%,  9/30/2030
a
43,358
SM Energy Company
25,000 8.375%,  7/1/2028
a
25,732

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.8% - continued
$ 50,000 6.500%,  7/15/2028
e
$ 50,586
119,000 8.750%,  7/1/2031
a
124,993
24,000 7.000%,  8/1/2032
a
24,062
South Bow USA Infrastructure
Holdings, LLC
91,000 5.026%,  10/1/2029 92,397
38,000 5.584%,  10/1/2034 38,328
Sunoco, LP
104,000 7.000%,  5/1/2029
a
108,142
85,000 5.875%,  3/15/2034
a
85,226
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 54,002
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
61,000 5.500%,  1/15/2028
a
60,979
52,000 7.375%,  2/15/2029
a
53,907
106,000 6.750%,  3/15/2034
a
107,877
Talos Production, Inc.
21,000 9.000%,  2/1/2029
a
21,881
Targa Resources Corporation
238,000 4.200%,  2/1/2033 227,679
TGNR Intermediate Holdings, LLC
73,000 5.500%,  10/15/2029
a
72,238
TotalEnergies Capital SA
93,000 5.275%,  9/10/2054 87,894
TotalEnergies Capital USA, LLC
263,000 4.569%,  1/13/2033 263,053
Transocean International, Ltd.
78,000 8.250%,  5/15/2029
a
79,472
113,250 8.750%,  2/15/2030
a
118,056
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
a
62,125
64,000 6.250%,  10/1/2033
a
64,832
Valaris, Ltd.
59,000 8.375%,  4/30/2030
a
61,650
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
a
131,033
106,000 9.000%,  9/30/2029
a,b,i
93,251
68,000 7.000%,  1/15/2030
a,e
68,421
176,000 8.375%,  6/1/2031
a
180,015
70,000 9.875%,  2/1/2032
a
74,011
Venture Global Plaquemines LNG,
LLC
34,000 6.125%,  12/15/2030
a
34,996
78,000 6.500%,  1/15/2034
a
80,948
34,000 6.500%,  6/15/2034
a
35,211
39,000 7.750%,  5/1/2035
a
43,489
117,000 6.750%,  1/15/2036
a
122,646
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 142,397
200,000 4.800%,  3/1/2031 200,096
68,000 6.150%,  4/1/2033 71,866
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 255,029
58,000 5.600%,  3/15/2035 60,242
Total 9,995,547
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1%
Acrisure, LLC/Acrisure Finance,
Inc.
$ 24,000 4.250%,  2/15/2029
a
$ 23,249
35,000 7.500%,  11/6/2030
a
36,235
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
173,000 5.375%,  12/15/2031 178,954
150,000 4.750%,  1/15/2033 148,547
Agree, LP
95,000 5.625%,  6/15/2034 99,366
Air Lease Corporation
36,000 4.650%,  6/15/2026
b,i
35,822
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
35,000 4.250%,  10/15/2027
a
34,568
120,000 6.750%,  4/15/2028
a
121,985
49,000 7.000%,  1/15/2031
a
50,801
Ally Financial, Inc.
270,000 8.000%,  11/1/2031 306,153
54,000 6.700%,  2/14/2033
e
56,292
American Express Company
80,000 5.043%,  7/26/2028
b
81,255
77,000 5.085%,  1/30/2031
b
79,108
American Homes 4 Rent, LP
77,000 4.950%,  6/15/2030 77,997
American International Group, Inc.
266,000 5.125%,  3/27/2033 272,381
Americold Realty Operating
Partnership, LP
141,000 5.600%,  5/15/2032 142,875
Ameriprise Financial, Inc.
186,000 5.200%,  4/15/2035 189,275
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
a
29,756
85,000 4.875%,  6/30/2029
a
83,865
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
a,b
203,813
Aon Global, Ltd.
125,000 4.600%,  6/14/2044 109,769
Aon North America, Inc.
100,000 5.750%,  3/1/2054 99,720
Apollo Debt Solutions BDC
73,000 5.200%,  12/8/2028
a
73,025
177,000 5.700%,  1/23/2031
a
176,048
138,000 6.700%,  7/29/2031 143,917
Ares Capital Corporation
116,000 5.875%,  3/1/2029 119,028
Ares Strategic Income Fund
249,000 5.450%,  9/9/2028
a
250,971
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 37,692
50,000 5.750%,  7/15/2054 49,041
Asurion LLC and Asurion Co-
Issuer, Inc.
46,000 8.000%,  12/31/2032
a
48,061
46,000 8.375%,  2/1/2034
a
46,504
Atlas Warehouse Lending
Company, LP
250,000 4.950%,  11/15/2030
a
251,058
Aviation Capital Group, LLC
100,000 5.125%,  4/10/2030
a
101,618
228,000 4.875%,  1/28/2033
a
224,735

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
Avolon Holdings Funding, Ltd.
$ 70,000 4.950%,  1/15/2028
a
$ 70,860
165,000 5.750%,  3/1/2029
a
170,936
188,000 5.375%,  5/30/2030
a
192,971
145,000 4.700%,  1/30/2031
a
144,228
Azorra Finance, Ltd.
91,000 7.750%,  4/15/2030
a
95,768
Banco Santander SA
200,000 4.175%,  3/24/2028
b
200,079
Bank of America Corporation
225,000 1.734%,  7/22/2027
b
222,642
172,000 3.824%,  1/20/2028
b
171,757
119,000 5.202%,  4/25/2029
b
121,897
180,000 2.087%,  6/14/2029
b
172,041
125,000 2.496%,  2/13/2031
b
116,530
325,000 1.922%,  10/24/2031
b
290,737
204,000 2.972%,  2/4/2033
b
186,572
409,000 4.571%,  4/27/2033
b
407,109
203,000 5.872%,  9/15/2034
b
215,619
186,000 5.425%,  8/15/2035
b
188,899
275,000 3.846%,  3/8/2037
b
258,170
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
b
142,994
Bank of Nova Scotia
155,000 4.813%,  2/2/2034
b,g
155,167
Barclays plc
204,000 6.496%,  9/13/2027
b
206,933
210,000 4.972%,  5/16/2029
b
213,633
200,000 4.942%,  9/10/2030
b
203,718
200,000 5.746%,  8/9/2033
b
209,746
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 173,186
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 62,711
Blackstone Private Credit Fund
110,000 5.600%,  11/22/2029 110,644
164,000 5.050%,  9/10/2030 160,561
Blackstone Reg Finance
Company, LLC
82,000 4.950%,  2/15/2036 81,103
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 169,761
Blue Owl Technology Finance
Corporation
210,000 6.100%,  3/15/2028 213,031
130,000 6.750%,  4/4/2029
e
133,411
169,000 6.125%,  1/23/2031
e
166,470
BNP Paribas SA
200,000 5.283%,  11/19/2030
a,b
205,982
Brookfield Asset Management,
Ltd.
25,000 6.077%,  9/15/2055 25,720
Brookfield Finance, Inc.
93,000 5.813%,  3/3/2055 92,182
Brown & Brown, Inc.
57,000 6.250%,  6/23/2055 58,945
59,000 5.550%,  6/23/2035 60,365
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
a
84,399
41,000 7.500%,  7/15/2033
a
39,583
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
$ 56,000 8.500%,  1/15/2034
a
$ 56,126
Camden Property Trust
150,000 3.150%,  7/1/2029 145,198
Capital One Financial Corporation
120,000 4.722%,  1/30/2032
b
120,036
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
b
147,685
214,000 4.914%,  11/14/2036
b
212,104
CHL Mortgage Pass-Through Trust
474,009
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 193,458
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 119,726
Citadel, LP
115,000 6.375%,  1/23/2032
a
122,035
Citigroup, Inc.
240,000 3.668%,  7/24/2028
b
238,845
225,000 3.520%,  10/27/2028
b
223,135
47,000 6.875%,  8/15/2030
b,i
48,013
215,000 4.952%,  5/7/2031
b
219,403
289,000 4.910%,  5/24/2033
b
292,028
167,000 6.174%,  5/25/2034
b
176,817
157,000 6.020%,  1/24/2036
b
163,673
75,000 5.174%,  9/11/2036
b
75,319
CNA Financial Corporation
99,000 5.125%,  2/15/2034 99,584
Comerica, Inc.
48,000 5.982%,  1/30/2030
b
50,175
Constellation Insurance, Inc.
81,000 6.800%,  1/24/2030
a
82,636
COPT Defense Properties, LP
166,000 4.500%,  10/15/2030 165,600
Corebridge Financial, Inc.
64,000 6.375%,  9/15/2054
b
65,386
102,000 4.350%,  4/5/2042 87,235
Countrywide Home Loans, Inc.
75,147
5.750%,  4/25/2037, Ser.
2007-3, Class A27 32,066
Cousins Properties, LP
36,000 5.375%,  2/15/2032 37,153
Credit Agricole SA
250,000 4.818%,  9/25/2033
a,b
249,192
250,000 5.261%,  1/12/2037
a,b
249,909
Credit Suisse Group AG
200,000 7.250%,  N/A
*,j
48,000
Deutsche Bank AG/New York, NY
150,000 5.297%,  5/9/2031
b
153,704
150,000 4.950%,  8/4/2031
b
151,753
300,000 3.729%,  1/14/2032
b
284,413
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
405,000 5.950%,  9/17/2030
a
386,459
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 162,982
220,000 4.625%,  5/15/2042 196,660
Encore Capital Group, Inc.
21,000 9.250%,  4/1/2029
a
22,018
92,000 8.500%,  5/15/2030
a
98,634
71,000 6.625%,  4/15/2031
a
71,603
EPR Properties
105,000 4.950%,  4/15/2028 105,985

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
$ 218,000 4.750%,  11/15/2030 $ 216,198
ERP Operating, LP
143,000 4.950%,  6/15/2032 146,412
Essential Properties, LP
104,000 5.400%,  12/1/2035
e
104,354
F&G Global Funding
178,000 4.650%,  9/8/2028
a
179,215
First Citizens BancShares, Inc./NC
224,000 5.600%,  9/5/2035
b
224,223
FirstCash, Inc.
88,000 5.625%,  1/1/2030
a
88,411
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
a
139,311
Franklin BSP Capital Corporation
158,000 6.000%,  10/2/2030
a
155,219
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
a
84,797
45,000 6.875%,  5/1/2031
a
44,657
35,000 9.125%,  5/15/2031
a
37,004
51,000 8.375%,  4/1/2032
a
53,350
43,000 7.875%,  4/1/2033
a
43,862
FTAI Aviation Investors, LLC
37,000 5.500%,  5/1/2028
a
37,036
82,000 7.000%,  5/1/2031
a
86,278
50,000 7.000%,  6/15/2032
a
52,622
GGAM Finance, Ltd.
36,000 8.000%,  6/15/2028
a
37,905
157,000 5.875%,  3/15/2030
a
159,402
Global Aircraft Leasing Company,
Ltd.
103,000 8.750%,  9/1/2027
a
106,618
Global Net Lease, Inc.
22,000 4.500%,  9/30/2028
a
21,543
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
70,000 3.750%,  12/15/2027
a
68,114
goeasy, Ltd.
58,000 9.250%,  12/1/2028
a
59,629
18,000 7.625%,  7/1/2029
a
17,823
83,000 6.875%,  2/15/2031
a
78,017
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,729
224,000 5.650%,  9/9/2030 223,381
Goldman Sachs Group, Inc.
204,000 6.484%,  10/24/2029
b
215,968
152,000 5.218%,  4/23/2031
b
156,568
85,000 1.992%,  1/27/2032
b
75,443
510,000 3.102%,  2/24/2033
b
468,635
113,000 4.939%,  10/21/2036
b
111,424
170,000 5.387%,  2/2/2041
b,g
168,415
98,000 5.541%,  1/21/2047
b
96,535
Goldman Sachs Private Credit
Corporation
81,000 5.875%,  5/6/2028
a,e
82,505
106,000 5.375%,  1/31/2029
a
106,141
Golub Capital Private Credit Fund
67,000 5.600%,  4/15/2031
a
66,148
Healthcare Realty Holdings, LP
275,000 2.000%,  3/15/2031 241,811
Highwoods Realty, LP
96,000 5.350%,  1/15/2033 96,284
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
Howard Hughes Corporation
$ 23,000 4.125%,  2/1/2029
a
$ 22,244
HPS Corporate Lending Fund
142,000 5.150%,  4/2/2029
a
141,449
HSBC Holdings plc
62,000 6.875%,  9/11/2029
b,i
64,055
200,000 5.130%,  3/3/2031
b
204,986
224,000 5.741%,  9/10/2036
b
230,083
HUB International, Ltd.
100,000 7.250%,  6/15/2030
a
104,335
Huntington Bancshares, Inc./OH
138,000 6.141%,  11/18/2039
b
144,289
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
12,000 6.250%,  5/15/2026 12,000
129,000 5.250%,  5/15/2027 127,618
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
a
55,132
22,000 7.125%,  4/30/2031
a
23,131
36,000 6.125%,  11/1/2032
a
36,666
145,000 6.750%,  5/1/2033
a
150,820
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
a
27,148
109,000 6.625%,  10/15/2031
a
108,012
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
a
28,874
72,000 9.500%,  2/15/2029
a
75,548
28,000 8.250%,  5/15/2030
a,e
29,502
JPMorgan Chase & Company
150,000 2.947%,  2/24/2028
b
148,397
275,000 4.203%,  7/23/2029
b
276,088
175,000 2.522%,  4/22/2031
b
162,919
171,000 4.347%,  1/22/2032
b
170,550
265,000 1.953%,  2/4/2032
b
236,000
273,000 4.586%,  4/26/2033
b
273,406
204,000 4.912%,  7/25/2033
b
207,274
135,000 5.766%,  4/22/2035
b
142,951
94,000 5.502%,  1/24/2036
b
97,766
227,000 4.810%,  10/22/2036
b
223,773
230,000 5.193%,  2/5/2037
b,g
229,058
124,000 5.534%,  11/29/2045
b
124,952
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 66,847
164,000 5.875%,  10/15/2035 165,262
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
a,b
19,793
Lincoln National Corporation
260,000 2.330%,  8/15/2030
a
235,595
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
b
210,344
200,000 4.425%,  11/4/2031
b
199,340
LPL Holdings, Inc.
189,000 4.900%,  4/3/2028 191,854
Macquarie AirFinance Holdings,
Ltd.
34,000 6.400%,  3/26/2029
a
35,716
83,000 5.150%,  3/17/2030
a
84,036
Macquarie Bank, Ltd.
212,000 5.642%,  8/13/2036
a,b
215,171
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 49,415

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
Massachusetts Mutual Life
Insurance Company
$ 275,000 3.200%,  12/1/2061
a
$ 163,952
Mitsubishi UFJ Financial Group,
Inc.
250,000 5.057%,  1/14/2037
b
249,654
Molina Healthcare, Inc.
28,000 4.375%,  6/15/2028
a
27,502
42,000 6.250%,  1/15/2033
a,e
42,296
Morgan Stanley
98,000 5.516%,  11/19/2055
b
96,702
136,000 5.164%,  4/20/2029
b
138,988
155,000 3.622%,  4/1/2031
b
150,496
136,000 5.250%,  4/21/2034
b
139,537
101,000 5.831%,  4/19/2035
b
106,833
69,000 5.587%,  1/18/2036
b
71,835
238,000 5.297%,  4/20/2037
b
241,904
195,000 5.314%,  1/18/2041
b
192,610
MPT Operating Partnership, LP/
MPT Finance Corporation
100,000 8.500%,  2/15/2032
a
107,136
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 103,655
NatWest Group plc
100,000 4.445%,  5/8/2030
b
100,467
202,000 6.475%,  6/1/2034
b
212,653
Navient Corporation
21,000 5.000%,  3/15/2027 20,866
23,000 5.500%,  3/15/2029
e
22,496
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 210,694
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 283,003
114,000 5.200%,  7/1/2030 115,915
Omnis Funding Trust
132,000 6.722%,  5/15/2055
a
138,691
OneMain Finance Corporation
46,000 3.500%,  1/15/2027 45,426
54,000 3.875%,  9/15/2028 52,515
38,000 6.750%,  3/15/2032 38,838
170,000 7.125%,  9/15/2032 176,052
Osaic Holdings, Inc.
74,000 6.750%,  8/1/2032
a
76,691
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
98,000 4.875%,  5/15/2029
a
95,869
PennyMac Financial Services, Inc.
21,000 7.125%,  11/15/2030
a
21,680
59,000 6.875%,  5/15/2032
a
60,296
39,000 6.875%,  2/15/2033
a
39,780
21,000 6.750%,  2/15/2034
a
21,192
Phoenix Aviation Capital, Ltd.
65,000 9.250%,  7/15/2030
a
68,122
Pinnacle Bank/Nashville, TN
250,000 5.625%,  2/15/2028 255,159
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
b
68,238
210,000 5.423%,  1/25/2041
b
209,805
PRA Group, Inc.
55,000 8.375%,  2/1/2028
a
55,566
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
Prologis Targeted US Logistics
Fund, LP
$ 135,000 5.250%,  4/1/2029
a
$ 138,999
55,000 5.250%,  1/15/2035
a
55,924
Prologis, LP
91,000 5.250%,  3/15/2054 86,498
Protective Life Corporation
232,000 4.700%,  1/15/2031
a
232,772
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
254,820
Regency Centers, LP
190,000 4.125%,  3/15/2028 190,537
101,000 5.250%,  1/15/2034 103,623
RGA Global Funding
65,000 5.500%,  1/11/2031
a
67,589
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,986
35,000 4.500%,  2/15/2029
a
34,493
Rithm Capital Corporation
22,000 8.000%,  4/1/2029
a
22,476
40,000 8.000%,  7/15/2030
a
40,901
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
a
30,367
Rocket Companies, Inc.
36,000 6.500%,  8/1/2029
a
37,030
63,000 6.125%,  8/1/2030
a
64,500
19,000 7.125%,  2/1/2032
a
19,855
60,000 6.375%,  8/1/2033
a
62,248
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
43,464
123,000 3.875%,  3/1/2031
a
115,462
20,000 4.000%,  10/15/2033
a
18,365
Ryan Specialty, LLC
18,000 4.375%,  2/1/2030
a
17,536
83,000 5.875%,  8/1/2032
a
84,379
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
b
69,882
147,000 5.473%,  3/20/2029
b
150,337
58,000 6.174%,  1/9/2030
b
60,542
Sixth Street Lending Partners
92,000 6.125%,  7/15/2030 94,153
SLM Corporation
29,000 6.500%,  1/31/2030 29,924
Societe Generale SA
36,000 10.000%,  11/14/2028
a,b,i
40,066
214,000 5.249%,  5/22/2029
a,b
218,428
200,000 5.439%,  10/3/2036
a,b
200,934
Standard Chartered plc
200,000 5.545%,  1/21/2029
a,b
205,200
Starwood Property Trust, Inc.
31,000 4.375%,  1/15/2027
a
30,796
64,000 5.250%,  10/15/2028
a
64,336
54,000 6.500%,  10/15/2030
a
56,238
22,000 5.750%,  1/15/2031
a
22,277
State Street Corporation
175,000 4.530%,  2/20/2029
b
177,041
Stonebriar ABF Issuer, LLC
36,000 8.125%,  12/15/2030
a
37,398
Stonex Escrow Issuer, LLC
112,000 6.875%,  7/15/2032
a
115,550

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.1% - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 250,000 1.710%,  1/12/2031 $ 220,041
Synchrony Financial
36,000 7.250%,  2/2/2033 38,235
Toronto-Dominion Bank
60,000 5.146%,  9/10/2034
b
60,983
106,000 4.928%,  10/15/2035 105,719
Travelers Companies, Inc.
74,000 5.050%,  7/24/2035 74,966
Truist Financial Corporation
133,000 6.047%,  6/8/2027
b
133,917
97,000 5.125%,  12/15/2027
b,e,i
97,019
181,000 4.597%,  1/27/2032
b
181,461
170,000 5.122%,  1/26/2034
b
172,495
85,000 5.711%,  1/24/2035
b
89,017
U.S. Bancorp
196,000 5.775%,  6/12/2029
b
203,472
47,000 5.836%,  6/12/2034
b
49,809
91,000 5.678%,  1/23/2035
b
95,424
UBS Group AG
73,000 6.600%,  8/5/2030
a,b,i
73,744
170,000 3.091%,  5/14/2032
a,b
157,882
200,000 5.699%,  2/8/2035
a,b
209,526
200,000 5.379%,  9/6/2045
a,b
196,723
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
a
93,860
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 136,655
130,000 4.750%,  5/15/2052 111,686
Unum Group
149,000 5.250%,  12/15/2035 147,835
Vornado Realty, LP
146,000 5.750%,  2/1/2033 147,669
Wells Fargo & Company
290,000 4.900%,  1/24/2028
b
292,449
204,000 3.526%,  3/24/2028
b
202,924
128,000 5.707%,  4/22/2028
b
130,562
128,000 5.574%,  7/25/2029
b
132,442
112,000 5.389%,  4/24/2034
b
115,831
200,000 4.960%,  1/23/2037
b
198,367
307,000 4.900%,  11/17/2045 277,320
Western Alliance Bank
100,000 6.537%,  11/15/2035
b
101,265
Wynnton Funding Trust II
104,000 5.991%,  8/15/2055
a
105,140
XHR, LP
38,000 4.875%,  6/1/2029
a
37,460
18,000 6.625%,  5/15/2030
a
18,590
Zions Bancorp NA
250,000 4.704%,  8/18/2028
b
250,606
Total 37,522,812
Foreign Government  0.1%
Corporacion Nacional del Cobre
de Chile
200,000 5.529%,  1/30/2037
a
201,000
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
a
253,955
Mexico Government International
Bond
200,000 5.625%,  9/22/2035 196,000
Principal
Amount Long-Term Fixed Income  34.0% Value
Foreign Government  0.1% - continued
NBN Company, Ltd.
$ 200,000 4.150%,  9/16/2030
a
$ 199,008
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
a
65,051
Total 915,014
Mortgage-Backed Securities  9.6%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
265,532 5.500%,  12/1/2038 273,266
1,498,433 5.500%,  2/1/2040 1,535,164
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,693,141 2.000%,  1/1/2052 1,394,720
183,040 6.000%,  1/1/2055 192,429
806,766 2.000%,  5/1/2051 664,575
2,976,947 2.500%,  5/1/2051 2,562,592
1,755,381 4.000%,  5/1/2052 1,691,163
692,640 5.000%,  7/1/2053 699,333
347,231 5.500%,  7/1/2053 356,900
947,102 3.500%,  8/1/2052 882,219
952,422 5.000%,  8/1/2053 963,940
2,470,329 5.500%,  9/1/2053 2,551,149
1,095,517 5.500%,  9/1/2055
g
1,121,243
456,367 5.500%,  9/1/2055 466,772
1,020,129 3.500%,  9/1/2047 963,176
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
735,800 2.500%,  7/1/2030 715,820
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
191,670 5.500%,  9/1/2039 197,608
3,425,000 5.000%,  2/1/2041
g
3,463,449
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,168,733 3.000%,  12/1/2036 1,115,163
928,572 3.000%,  8/1/2038 888,291
1,487,890 3.500%,  5/1/2040 1,425,610
1,788,432 2.500%,  4/1/2042 1,613,876
432,429 2.000%,  5/1/2042 383,447
548,021 5.000%,  10/1/2045 553,419
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,643,239 3.000%,  1/1/2052 3,258,320
591,553 2.000%,  2/1/2051 487,291
387,593 2.000%,  2/1/2051 319,279
2,105,878 2.500%,  2/1/2051 1,824,503
1,701,121 5.500%,  2/1/2055 1,745,690
6,431,407 2.000%,  3/1/2051 5,260,250
2,672,946 4.000%,  3/1/2051 2,595,729
367,499 2.000%,  3/1/2052 303,425
4,080,992 3.000%,  3/1/2052 3,652,842
1,535,329 3.000%,  4/1/2051 1,363,706
1,574,338 5.500%,  4/1/2054 1,623,387
2,000,888 3.000%,  5/1/2050 1,778,431
717,008 2.000%,  5/1/2051 587,603
1,857,621 3.000%,  5/1/2051 1,686,696
555,254 3.500%,  5/1/2052 518,084

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Mortgage-Backed Securities  9.6% - continued
$ 4,108,638 2.000%,  6/1/2050 $ 3,370,710
1,525,454 3.000%,  6/1/2050 1,388,918
696,508 4.000%,  6/1/2052 669,166
454,246 5.000%,  6/1/2053 459,314
3,431,230 2.500%,  7/1/2051 2,972,092
964,392 3.500%,  7/1/2051 901,806
373,074 3.000%,  7/1/2052 336,318
843,072 4.000%,  7/1/2052 809,978
760,842 2.500%,  8/1/2050 660,607
2,056,503 3.500%,  8/1/2050 1,929,818
2,488,983 3.500%,  8/1/2052 2,304,768
3,140,558 4.500%,  8/1/2052 3,091,279
1,294,380 5.000%,  8/1/2053 1,308,422
2,759,238 6.000%,  8/1/2054 2,907,411
602,381 2.500%,  9/1/2051 521,429
710,576 3.500%,  9/1/2052 662,262
1,625,996 3.500%,  9/1/2052 1,520,347
1,021,022 5.000%,  9/1/2052 1,032,805
1,432,961 4.500%,  9/1/2053 1,414,502
974,532 4.500%,  9/1/2053 963,658
2,189,096 4.000%,  10/1/2052 2,112,245
712,415 2.000%,  11/1/2051 586,837
944,121 3.500%,  11/1/2052 884,090
2,866,943 2.000%,  12/1/2050 2,362,705
4,083,772 2.500%,  12/1/2051 3,524,875
1,810,321 4.500%,  12/1/2052 1,789,513
6,900,000 5.000%,  2/1/2042
g
6,898,099
1,206,529 3.500%,  12/1/2047 1,141,048
1,000,000 3.000%,  2/1/2048
g
886,187
975,000 3.500%,  2/1/2049
g
901,711
5,325,000 4.500%,  2/1/2049
g
5,216,459
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,118,073 2.500%,  3/1/2062 3,406,276
1,000,744 3.500%,  7/1/2061 909,740
1,124,533 4.000%,  12/1/2061 1,060,685
PRPM, LLC
332,730
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
333,072
Sequoia Mortgage Trust
650,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
625,999
Total 115,545,711
Technology  0.8%
Accenture Capital, Inc.
130,000 4.500%,  10/4/2034 127,854
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 114,479
Alphabet, Inc.
95,000 5.250%,  5/15/2055 90,513
187,000 4.375%,  11/15/2032 187,627
89,000 4.700%,  11/15/2035 88,598
Amentum Holdings, Inc.
85,000 7.250%,  8/1/2032
a
89,575
APLD ComputeCo, LLC
44,000 9.250%,  12/15/2030
a
45,705
Apple, Inc.
144,000 3.750%,  9/12/2047 113,658
Block, Inc.
42,000 5.625%,  8/15/2030
a
42,749
37,000 3.500%,  6/1/2031 34,601
154,000 6.500%,  5/15/2032 159,999
Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.8% - continued
$ 42,000 6.000%,  8/15/2033
a
$ 42,902
Broadcom, Inc.
186,000 4.900%,  7/15/2032 189,800
86,000 3.469%,  4/15/2034 78,185
272,000 3.137%,  11/15/2035
a
233,904
200,000 3.187%,  11/15/2036
a
169,495
125,000 4.926%,  5/15/2037
a
123,096
90,000 4.900%,  2/15/2038 88,090
CACI International, Inc.
27,000 6.375%,  6/15/2033
a
28,013
Cipher Compute, LLC
90,000 7.125%,  11/15/2030
a
92,737
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 64,025
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
a
35,864
Cloud Software Group, Inc.
242,000 6.500%,  3/31/2029
a
240,492
153,000 9.000%,  9/30/2029
a
154,495
Coherent Corporation
33,000 5.000%,  12/15/2029
a
32,864
CoreWeave, Inc.
63,000 9.000%,  2/1/2031
a
61,252
Dell, Inc.
123,000 6.500%,  4/15/2038 131,232
Diebold Nixdorf, Inc.
71,000 7.750%,  3/31/2030
a
75,194
Fair Isaac Corporation
70,000 6.000%,  5/15/2033
a
71,325
Fiserv, Inc.
139,000 2.650%,  6/1/2030 128,394
134,000 5.350%,  3/15/2031 137,699
119,000 5.600%,  3/2/2033 122,418
135,000 5.150%,  8/12/2034 133,480
Flash Compute, LLC
23,000 7.250%,  12/31/2030
a
23,078
Foundry JV Holdco, LLC
300,000 6.400%,  1/25/2038
a
321,138
Gen Digital, Inc.
43,000 7.125%,  9/30/2030
a
44,072
19,000 6.250%,  4/1/2033
a
19,092
Global Payments, Inc.
169,000 5.300%,  8/15/2029 173,041
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
a
33,258
Hewlett Packard Enterprise
Company
178,000 4.400%,  9/25/2027 178,922
108,000 4.850%,  10/15/2031 108,915
156,000 6.350%,  10/15/2045 158,847
Intel Corporation
233,000 4.900%,  7/29/2045 203,471
International Business Machines
Corporation
166,000 5.800%,  2/3/2056 165,479
181,000 4.600%,  2/3/2033 180,716
ION Platform Finance US, Inc.
113,000 7.875%,  9/30/2032
a
99,103
ION Platform Finance US, Inc./ION
Platform Finance SARL
63,000 9.500%,  5/30/2029
a
60,754

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.8% - continued
Iron Mountain, Inc.
$ 125,000 4.875%,  9/15/2027
a
$ 124,927
10,000 4.875%,  9/15/2029
a
9,873
80,000 5.250%,  7/15/2030
a
79,216
208,000 4.500%,  2/15/2031
a
198,768
Kioxia Holdings Corporation
92,000 6.625%,  7/24/2033
a
96,067
KLA Corporation
204,000 3.300%,  3/1/2050 142,997
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 36,165
Mastercard, Inc.
140,000 3.950%,  2/26/2048 112,503
Micron Technology, Inc.
73,000 5.650%,  11/1/2032 77,056
171,000 5.875%,  2/9/2033 182,020
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
a
31,080
NCR Voyix Corporation
52,000 5.000%,  10/1/2028
a
51,328
31,000 5.125%,  4/15/2029
a
30,551
Neptune Bidco US, Inc.
129,000 9.290%,  4/15/2029
a
132,458
33,000 10.375%,  5/15/2031
a
34,891
64,000 9.500%,  2/15/2033
a
65,169
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 113,816
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 80,220
180,000 3.250%,  5/11/2041 136,333
Open Text Corporation
71,000 3.875%,  12/1/2029
a
65,901
Open Text Holdings, Inc.
74,000 4.125%,  2/15/2030
a
68,739
Oracle Corporation
136,000 6.900%,  11/9/2052 133,412
118,000 5.250%,  2/3/2032 117,854
121,000 4.800%,  9/26/2032 117,143
58,000 4.700%,  9/27/2034 53,834
136,000 5.875%,  9/26/2045 122,276
Paychex, Inc.
47,000 5.600%,  4/15/2035 48,732
PayPal Holdings, Inc.
112,000 5.500%,  6/1/2054 107,932
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
a
17,975
RingCentral, Inc.
97,000 8.500%,  8/15/2030
a
101,841
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
a
42,893
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 144,839
S&P Global, Inc.
102,000 4.800%,  12/4/2035
a
101,182
Sabre GLBL, Inc.
40,000 11.125%,  7/15/2030
a
32,350
Seagate Data Storage Technology,
Private Ltd.
69,925 9.625%,  12/1/2032
a
79,044
26,000 5.750%,  12/1/2034
a
26,554
Sensata Technologies BV
60,000 4.000%,  4/15/2029
a
58,742
Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.8% - continued
Sensata Technologies, Inc.
$ 37,000 4.375%,  2/15/2030
a
$ 36,180
20,000 3.750%,  2/15/2031
a
18,742
22,000 6.625%,  7/15/2032
a
22,982
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
91,000 6.750%,  8/15/2032
a
92,837
SS&C Technologies, Inc.
66,000 5.500%,  9/30/2027
a
65,943
18,000 6.500%,  6/1/2032
a
18,584
Synopsys, Inc.
117,000 5.700%,  4/1/2055 115,385
UKG, Inc.
37,000 6.875%,  2/1/2031
a
36,970
Verisk Analytics, Inc.
70,000 5.250%,  3/15/2035 71,035
Viavi Solutions, Inc.
60,000 3.750%,  10/1/2029
a
57,028
WULF Compute, LLC
44,000 7.750%,  10/15/2030
a
45,893
Xerox Corporation
55,000 10.250%,  10/15/2030
a,e
45,345
Total 9,103,805
Transportation  0.2%
Air Canada
36,000 3.875%,  8/15/2026
a
35,864
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
17,917 5.500%,  4/20/2026
a
17,930
99,575 5.750%,  4/20/2029
a
100,611
Avianca Midco 2 plc
49,870 9.000%,  12/1/2028
a
50,805
50,000 9.625%,  2/14/2030
a
51,225
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,e
42,908
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 105,473
136,000 4.450%,  3/15/2043 120,738
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 120,950
DCLI Bidco, LLC
85,000 7.750%,  11/15/2029
a
86,485
Delta Air Lines, Inc.
145,000 5.250%,  7/10/2030 148,477
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
261,250 4.750%,  10/20/2028
a
263,225
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
a
133,180
FedEx Freight Holding Company,
Inc.
177,000 4.950%,  3/15/2033
a,g
176,507
Norfolk Southern Corporation
139,000 5.100%,  5/1/2035 141,967
OneSky Flight, LLC
89,000 8.875%,  12/15/2029
a
95,162
Rand Parent, LLC
91,000 8.500%,  2/15/2030
a
95,096
RXO, Inc.
35,000 7.500%,  11/15/2027
a
35,674

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Transportation  0.2% - continued
Ryder System, Inc.
$ 111,000 4.850%,  6/15/2030 $ 113,081
Star Leasing Company, LLC
36,000 7.625%,  2/15/2030
a
34,452
Stena International SA
57,000 7.250%,  1/15/2031
a
58,563
Stonepeak Nile Parent, LLC
28,000 7.250%,  3/15/2032
a
29,579
Union Pacific Corporation
272,000 2.973%,  9/16/2062 159,140
United Airlines Holdings, Inc.
69,000 5.375%,  3/1/2031
g
69,685
United Airlines, Inc.
189,000 4.625%,  4/15/2029
a
188,824
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
a
20,034
70,000 9.500%,  6/1/2028
a
72,823
42,000 6.375%,  2/1/2030
a,e
39,848
Watco Companies, LLC/Watco
Finance Corporation
43,000 7.125%,  8/1/2032
a
45,077
Total 2,653,383
U.S. Government & Agencies  10.9%
U.S. Treasury Bonds
9,000,000 4.750%,  8/15/2055 8,801,719
4,000,000 1.625%,  11/15/2050 2,092,344
2,300,000 4.750%,  11/15/2053 2,246,723
2,190,000 5.250%,  11/15/2028 2,285,470
550,000 4.375%,  5/15/2040 538,355
7,335,000 1.375%,  11/15/2040 4,744,828
2,000,000 3.000%,  5/15/2042 1,605,234
71,000 3.375%,  5/15/2044 58,481
4,999,000 2.500%,  5/15/2046 3,459,269
7,300,000 2.875%,  5/15/2049 5,216,934
U.S. Treasury Notes
6,000,000 4.375%,  7/31/2026 6,021,082
4,000,000 3.500%,  9/30/2026 3,997,219
4,200,000 0.500%,  4/30/2027 4,046,766
8,200,000 3.875%,  5/31/2027 8,235,555
6,500,000 3.500%,  9/30/2027 6,496,445
2,285,000 2.250%,  11/15/2027 2,234,391
4,700,000 3.875%,  12/31/2027 4,729,008
1,700,000 0.750%,  1/31/2028 1,609,355
3,400,000 3.500%,  1/31/2028 3,397,742
3,200,000 3.625%,  3/31/2028 3,205,000
5,450,000 2.875%,  5/15/2028 5,368,676
1,800,000 3.750%,  12/31/2028 1,807,172
4,100,000 3.500%,  9/30/2029 4,073,894
27,000,000 3.625%,  9/30/2030 26,818,594
1,400,000 3.625%,  10/31/2030 1,390,047
5,095,000 1.375%,  11/15/2031 4,429,665
5,025,000 4.125%,  11/15/2032 5,058,565
3,300,000 4.500%,  11/15/2033 3,388,172
1,800,000 4.250%,  8/15/2035 1,801,687
2,600,000 4.000%,  11/15/2035 2,546,781
Total 131,705,173
Utilities  0.7%
AEP Texas, Inc.
60,000 5.850%,  10/15/2055 58,991
Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7% - continued
AES Corporation
$ 74,000 7.600%,  1/15/2055
b
$ 75,031
271,000 3.950%,  7/15/2030
a
264,825
Algonquin Power & Utilities
Corporation
157,000 4.750%,  1/18/2082
b
155,860
Alpha Generation, LLC
32,000 6.750%,  10/15/2032
a
33,178
American Electric Power
Company, Inc.
112,000 6.050%,  3/15/2056
b
111,220
American Water Capital
Corporation
90,000 5.700%,  9/1/2055 89,660
Atmos Energy Corporation
75,000 5.450%,  1/15/2056 72,461
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 197,828
Calpine Corporation
75,000 4.500%,  2/15/2028
a
74,934
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 159,816
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 59,389
325,000 4.125%,  5/15/2049 258,635
Constellation Energy Generation,
LLC
69,000 5.875%,  1/15/2066 67,314
68,000 6.125%,  1/15/2034 73,399
Consumers Energy Company
175,000 4.350%,  4/15/2049 147,099
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
b
17,704
17,000 7.000%,  6/1/2054
b
18,383
DTE Electric Company
115,000 3.700%,  3/15/2045 89,909
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 163,711
Duke Energy Corporation
24,000 6.450%,  9/1/2054
b
25,110
194,000 5.450%,  6/15/2034 201,222
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 144,322
Enel Finance International NV
200,000 5.125%,  6/26/2029
a
205,247
Entergy Louisiana, LLC
36,000 5.800%,  3/15/2055 36,210
Exelon Corporation
200,000 4.700%,  4/15/2050 170,566
263,000 4.450%,  4/15/2046 221,070
FirstEnergy Corporation
170,000 4.850%,  7/15/2047 150,402
Georgia Power Company
116,000 4.950%,  5/17/2033 118,420
67,000 5.250%,  3/15/2034 69,077
Hawaiian Electric Company, Inc.
21,000 6.000%,  10/1/2033
a
21,319
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 76,411

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7% - continued
Jersey Central Power & Light
Company
$ 150,000 2.750%,  3/1/2032
a
$ 135,352
Lightning Power, LLC
74,000 7.250%,  8/15/2032
a
78,765
Long Ridge Energy, LLC
124,000 8.750%,  2/15/2032
a
131,730
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 157,838
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 83,101
NextEra Energy Capital Holdings,
Inc.
131,000 5.900%,  3/15/2055 131,777
69,000 5.300%,  3/15/2032 71,673
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
17,566
75,000 5.750%,  7/15/2056
b
75,428
255,000 5.650%,  2/1/2045 253,455
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
a
27,790
103,000 5.250%,  6/15/2029
a
103,307
22,000 5.750%,  7/15/2029
a
21,917
29,000 6.000%,  2/1/2033
a
29,556
193,000 5.750%,  1/15/2034
a
194,280
70,000 6.250%,  11/1/2034
a
71,862
Pacific Gas and Electric Company
135,000 5.550%,  5/15/2029 139,458
126,000 4.550%,  7/1/2030 125,653
66,000 5.800%,  5/15/2034 68,465
PG&E Corporation
30,000 5.000%,  7/1/2028 29,936
PPL Capital Funding, Inc.
126,000 5.250%,  9/1/2034 128,492
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 106,262
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 142,042
Public Service Enterprise Group,
Inc.
192,000 4.900%,  3/15/2030 196,319
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 216,444
Southern California Edison
Company
52,000 5.450%,  3/1/2035 52,577
Southern Company
272,000 5.113%,  8/1/2027 276,264
189,000 4.850%,  3/15/2035 186,460
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 121,018
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 105,231
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
a
69,637
22,000 6.250%,  2/1/2034
a
22,296
22,000 6.500%,  2/1/2036
a
22,555
TerraForm Power Operating, LLC
179,000 5.000%,  1/31/2028
a
179,201
Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7% - continued
Topaz Solar Farms, LLC
$ 46,000 4.875%,  9/30/2039
a
$ 41,440
TransAlta Corporation
82,000 5.875%,  2/1/2034 82,066
Union Electric Company
178,000 3.900%,  9/15/2042 147,988
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 45,261
125,000 4.600%,  12/1/2048 106,361
Vistra Corporation
35,000 8.000%,  10/15/2026
a,b,i
35,645
87,000 7.000%,  12/15/2026
a,b,i
88,316
Vistra Operations Company, LLC
77,000 5.000%,  7/31/2027
a
77,064
226,000 5.250%,  10/15/2035
a
223,761
VoltaGrid, LLC
33,000 7.375%,  11/1/2030
a
33,423
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 101,499
50,000 5.600%,  4/15/2035 51,640
Total 8,436,894
Total Long-Term Fixed Income
(cost $424,691,677) 410,396,885
Shares Common Stock 12.5% Value
Communications Services  1.2%
11,224 Alphabet, Inc., Class A 3,793,712
9,599 Alphabet, Inc., Class C 3,249,550
45 AST SpaceMobile, Inc.
k
5,004
17,949 AT&T, Inc. 470,443
106 CarGurus, Inc.
k
3,434
4,782 Comcast Corporation 142,265
137 Fox Corporation, Class B 8,983
195 Iridium Communications, Inc. 3,884
325 Liberty Global, Ltd., Class A
k
3,604
85 Liberty Media Corporation-Liberty
Formula One
k
7,397
865 Lumen Technologies, Inc.
k
7,629
13 Madison Square Garden Sports
Corporation
k
3,686
258 Magnite, Inc.
k
3,733
4,014 Match Group, Inc. 125,036
4,980 Meta Platforms, Inc. 3,568,170
13,554 Netflix, Inc.
k
1,131,624
816 New York Times Company 59,821
5,112 News Corporation, Class A 138,177
65 Omnicom Group, Inc. 5,008
1,865 Pinterest, Inc.
k
41,272
584 Reddit, Inc.
k
105,278
1,413 ROBLOX Corporation
k
92,919
69 Roku, Inc.
k
6,569
57 Spotify Technology SA
k
28,520
72 Take-Two Interactive Software,
Inc.
k
15,862
926 T-Mobile US, Inc. 182,616
135 Trade Desk, Inc.
k
4,095
3,353 Universal Music Group NV 82,208
7,066 Verizon Communications, Inc. 314,578
4,142 Walt Disney Company 467,218
5,869 Warner Brothers Discovery, Inc.
k
161,632

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Communications Services  1.2% - continued
5,352 Warner Music Group Corporation $ 160,453
Total 14,394,380
Consumer Discretionary  1.3%
34,240 ADT, Inc. 273,920
1,109 Advance Auto Parts, Inc. 53,243
20,753 Amazon.com, Inc.
k
4,966,193
424 American Eagle Outfitters, Inc. 9,883
5,124 Aptiv plc
k
388,143
249 Aramark 9,584
290 Asbury Automotive Group, Inc.
k
68,008
38 Autoliv, Inc. 4,607
8 AutoNation, Inc.
k
1,640
16 AutoZone, Inc.
k
59,269
513 Bath & Body Works, Inc. 11,183
153 Best Buy Company, Inc. 9,960
67 Booking Holdings, Inc. 335,123
610 Boot Barn Holdings, Inc.
k
108,873
1,117 BorgWarner, Inc. 52,957
10 Bright Horizons Family Solutions,
Inc.
k
926
45 Brunswick Corporation 3,610
130 Buckle, Inc. 6,149
1,612 Build-A-Bear Workshop, Inc. 96,204
229 CarMax, Inc.
k
10,200
542 Carnival Corporation
k
16,271
5 Cavco Industries, Inc.
k
2,460
373 Chewy, Inc.
k
10,858
195 Chipotle Mexican Grill, Inc.
k
7,580
785 Churchill Downs, Inc. 77,213
18 Citi Trends, Inc.
k
777
213 Coursera, Inc.
k
1,291
987 D.R. Horton, Inc. 146,905
256 Dana, Inc. 7,398
21 Darden Restaurants, Inc. 4,186
19 Deckers Outdoor Corporation
k
2,268
25 Domino's Pizza, Inc. 10,258
1,048 DoorDash, Inc.
k
214,442
6 Duolingo, Inc.
k
804
165 eBay, Inc. 15,051
124 Etsy, Inc.
k
6,567
92 Five Below, Inc.
k
17,631
2,345 Ford Motor Company 32,549
234 Fox Factory Holding Corporation
k
4,306
998 Frontdoor, Inc.
k
58,992
426 Gap, Inc. 11,920
1,001 Garmin, Ltd. 201,842
279 Garrett Motion, Inc. 5,033
4,457 General Motors Company 374,388
522 Gentex Corporation 12,011
24 GigaCloud Technology, Inc.
k
958
712 Goodyear Tire & Rubber
Company
k
6,700
79 Grand Canyon Education, Inc.
k
13,733
1,548 Hilton Worldwide Holdings, Inc. 462,094
594 Home Depot, Inc. 222,506
266 Installed Building Products, Inc. 76,645
2,257 Laureate Education, Inc.
k
77,415
52 Lear Corporation 6,089
2,040 Life Time Group Holdings, Inc.
k
59,507
24 Lithia Motors, Inc. 7,763
982 Lowe's Companies, Inc. 262,253
48 Lululemon Athletica, Inc.
k
8,376
19 M/I Homes, Inc.
k
2,540
320 Macy's, Inc. 6,406
Shares Common Stock  12.5% Value
Consumer Discretionary  1.3% - continued
1,114 Mattel, Inc.
k
$ 23,271
617 McDonald's Corporation 194,355
57 MGM Resorts International
k
1,912
271 Mohawk Industries, Inc.
k
32,081
20 NVR, Inc.
k
152,715
5,878 O'Reilly Automotive, Inc.
k
578,454
36 Planet Fitness, Inc.
k
3,277
46 PulteGroup, Inc. 5,754
387 Ralph Lauren Corporation 136,770
38 Red Rock Resorts, Inc. 2,399
4,171 Ross Stores, Inc. 786,859
103 Service Corporation International/
US 8,284
1,986 SharkNinja, Inc.
k
234,745
705 Sonos, Inc.
k
10,117
6,111 Sony Group Corporation ADR 135,053
62 Strategic Education, Inc. 5,271
1,691 Tapestry, Inc. 214,605
32 Taylor Morrison Home Corporation
k
1,950
4,953 Tesla, Inc.
k
2,131,821
1,211 Texas Roadhouse, Inc. 217,810
1,462 TJX Companies, Inc. 219,022
119 Toll Brothers, Inc. 17,194
227 TopBuild Corporation
k
106,247
195 Ulta Beauty, Inc.
k
126,235
2,942 Universal Technical Institute, Inc.
k
81,876
26 Urban Outfitters, Inc.
k
1,842
278 VF Corporation 5,446
2,515 Viking Holdings, Ltd.
k
181,457
43 Visteon Corporation 3,907
56 Wayfair, Inc.
k
5,795
721 Wendy's Company
e
5,617
267 Williams-Sonoma, Inc. 54,642
774 Wingstop, Inc. 205,443
27 Winmark Corporation 12,169
2,393 Wyndham Hotels & Resorts, Inc. 174,187
1,309 Wynn Resorts, Ltd. 140,652
136 Yum! Brands, Inc. 21,148
Total 15,166,043
Consumer Staples  0.4%
407 Albertsons Companies, Inc. 6,777
4,729 Altria Group, Inc. 293,151
56 Archer-Daniels-Midland Company 3,769
169 BellRing Brands, Inc.
k
4,203
74 BJ's Wholesale Club Holdings,
Inc.
k
6,841
62 Campbell's Company 1,735
316 Casey's General Stores, Inc. 191,654
165 Central Garden & Pet Company,
Class A
k
5,061
702 Chefs' Warehouse, Inc.
k
44,156
166 Church & Dwight Company, Inc. 15,977
1,253 Colgate-Palmolive Company 113,133
1,478 Conagra Brands, Inc. 27,358
514 Costco Wholesale Corporation 483,289
180 Darling Ingredients, Inc.
k
8,219
50 Dollar General Corporation 7,172
37 Dollar Tree, Inc.
k
4,351
15 Hershey Company 2,921
73 Ingredion, Inc. 8,621
1,026 John B. Sanfilippo & Son, Inc. 83,003
7,594 Keurig Dr Pepper, Inc. 208,379
225 Kroger Company 14,141
155 Lamb Weston Holdings, Inc. 7,119

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Consumer Staples  0.4% - continued
231 Maplebear, Inc.
k
$ 8,584
259 Marzetti Company 44,437
221 McCormick & Company, Inc. 13,664
102 Molson Coors Beverage Company 4,900
1,553 Monster Beverage Corporation
k
125,420
2,014 PepsiCo, Inc. 309,411
1,744 Philip Morris International, Inc. 312,943
67 Primo Brands Corporation 1,269
6,485 Procter & Gamble Company 984,228
201 Simply Good Foods Company
k
3,773
133 Smithfield Foods, Inc. 3,179
63 Sprouts Farmers Markets, Inc.
k
4,467
3,237 Sysco Corporation 271,422
1,693 Turning Point Brands, Inc. 205,107
371 Tyson Foods, Inc. 24,237
4,505 Unilever plc ADR 307,962
45 Universal Corporation 2,547
64 US Foods Holding Corporation
k
5,352
947 Vita Coco Company, Inc.
k
50,522
4,004 Walmart, Inc. 477,037
287 WD-40 Company 66,363
Total 4,767,854
Energy  0.4%
11,787 Antero Midstream Corporation 221,831
577 Antero Resources Corporation
k
20,985
659 APA Corporation 17,404
227 Archrock, Inc. 6,717
2,953 Baker Hughes Company 165,486
66 Cactus, Inc. 3,711
19 California Resources Corporation 1,017
1,047 Cheniere Energy, Inc. 221,461
71 Chord Energy Corporation 7,117
6,674 ConocoPhillips 695,631
10,608 Devon Energy Corporation 426,548
3,149 DHT Holdings, Inc. 45,125
73 Diamondback Energy, Inc. 11,968
181 DT Midstream, Inc. 22,810
7,800 Enterprise Products Partners, LP 258,882
1,661 EOG Resources, Inc. 186,248
203 EQT Corporation 11,719
1,189 Expand Energy Corporation 133,655
5,924 Exxon Mobil Corporation 837,654
176 Gulfport Energy Corporation
k
35,934
7,619 Halliburton Company 255,389
473 Hess Midstream, LP 16,777
169 HF Sinclair Corporation 8,786
10,831 Kinder Morgan, Inc. 330,237
157 Kodiak Gas Services, Inc. 6,596
833 Marathon Petroleum Corporation 146,766
1,217 Matador Resources Company 55,057
6 Noble Corporation plc 214
140 NOV, Inc. 2,569
105 Occidental Petroleum Corporation 4,766
33 Oceaneering International, Inc.
k
993
289 ONEOK, Inc. 22,886
394 Ovintiv, Inc. 17,127
683 Permian Resources Corporation 11,017
223 Phillips 66 32,014
341 Range Resources Corporation 12,907
76 Scorpio Tankers, Inc. 4,835
157 SLB, Ltd. 7,596
396 SM Energy Company 7,710
218 Talos Energy, Inc.
k
2,599
19 Targa Resources Corporation 3,819
Shares Common Stock  12.5% Value
Energy  0.4% - continued
3,822 TechnipFMC plc $ 212,962
65 Valero Energy Corporation 11,793
117 Viper Energy, Inc. 4,954
4,890 Williams Companies, Inc. 328,901
Total 4,841,173
Financials  1.8%
28 1st Source Corporation 1,885
47 ACNB Corporation 2,374
591 Affiliated Managers Group, Inc. 185,036
132 Affirm Holdings, Inc.
k
7,960
1,301 Allstate Corporation 258,886
3,685 Ally Financial, Inc. 155,802
2,092 Amalgamated Financial
Corporation 81,253
170 Amerant Bancorp, Inc. 3,689
424 American Express Company 149,320
62 American Financial Group, Inc. 8,077
2,046 American International Group, Inc. 153,204
914 Ameriprise Financial, Inc. 481,852
40 Ameris Bancorp 3,225
344 Aon plc 120,276
2,543 Arch Capital Group, Ltd.
k
244,230
702 Ares Management Corporation 105,068
135 Arrow Financial Corporation 4,564
250 Artisan Partners Asset
Management, Inc. 11,130
4,001 Associated Banc-Corp 109,067
100 Assurant, Inc. 23,813
88 Assured Guaranty, Ltd. 7,467
1,628 Atlantic Union Bankshares
Corporation 63,232
134 Axis Capital Holdings, Ltd. 13,826
16,488 Bank of America Corporation 877,162
97 Bank of Marin Bancorp 2,604
32 Bank of N.T. Butterfield & Son, Ltd. 1,658
3,027 Bank of New York Mellon
Corporation 362,998
64 Bank OZK 3,044
9 BankUnited, Inc. 427
94 Bankwell Financial Group, Inc. 4,530
172 Banner Corporation 10,636
126 Bar Harbor Bankshares 4,273
67 BCB Bancorp, Inc. 529
1,445 Beacon Financial Corporation 40,966
3,442 Berkshire Hathaway, Inc.
k
1,653,984
550 BlackRock, Inc. 615,417
785 Blue Owl Capital, Inc. 10,707
32 Bread Financial Holdings, Inc. 2,321
2,786 Bridgewater Bancshares, Inc.
k
53,519
52 Brown & Brown, Inc. 3,749
40 Burke & Herbert Financial Services
Corporation 2,619
192 Business First Bancshares, Inc. 5,409
1,608 Byline Bancorp, Inc. 51,343
32 C&F Financial Corporation 2,410
157 Cadence Bank 6,611
16 Camden National Corporation 761
96 Capital City Bank Group, Inc. 4,009
1,789 Capital One Financial Corporation 391,666
830 Capitol Federal Financial, Inc. 6,042
79 Carlyle Group, Inc. 4,644
13 Cathay General Bancorp 665
614 Central Pacific Financial
Corporation 19,998

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Financials  1.8% - continued
9,314 Charles Schwab Corporation $ 967,911
141 ChoiceOne Financial Services, Inc. 4,045
1,029 Chubb, Ltd. 318,537
110 Cincinnati Financial Corporation 17,698
1,676 Citigroup, Inc. 193,930
113 Citizens Financial Group, Inc. 7,117
198 Civista Bancshares, Inc. 4,778
63 CNB Financial Corporation 1,745
386 CNO Financial Group, Inc. 16,231
57 Coinbase Global, Inc.
k
11,100
275 Columbia Banking System, Inc. 8,096
111 Commerce Bancshares, Inc. 5,843
4 Community Financial System, Inc. 250
1,123 Community Trust Bancorp, Inc. 69,289
185 Community West Bancshares 4,434
992 ConnectOne Bancorp, Inc. 26,407
7 Corpay, Inc.
k
2,202
57 Cullen/Frost Bankers, Inc. 7,856
1,143 Customers Bancorp, Inc.
k
90,320
1,560 Donnelley Financial Solutions, Inc.
k
80,730
270 Dynex Capital, Inc. 3,748
181 East West Bancorp, Inc. 20,714
96 Eastern Bankshares, Inc. 1,967
316 Enova International, Inc.
k
52,194
984 Enterprise Financial Services
Corporation 56,432
57 Equitable Holdings, Inc. 2,645
309 Essent Group, Ltd. 19,442
52 Euronet Worldwide, Inc.
k
3,768
49 Evercore, Inc. 17,310
13 Everest Group, Ltd. 4,307
296 F.N.B. Corporation 5,195
77 FactSet Research Systems, Inc. 19,586
288 Farmers National Banc
Corporation 3,738
471 Federal Agricultural Mortgage
Corporation 79,740
295 Federated Hermes, Inc. 15,718
276 Fidelity National Information
Services, Inc. 15,249
2,566 Fifth Third Bancorp 128,865
977 Financial Institutions, Inc. 32,182
222 First American Financial
Corporation 14,026
5,070 First Bancorp/Puerto Rico 112,148
174 First Bank/Hamilton, NJ 2,902
82 First Citizens BancShares, Inc./NC 169,705
335 First Financial Bancorp 9,628
48 First Financial Bankshares, Inc. 1,527
295 First Financial Corporation 19,222
19 First Hawaiian, Inc. 504
557 First Horizon Corporation 13,641
33 First Internet Bancorp 719
185 First Merchants Corporation 7,356
358 First Mid-Illinois Bancshares, Inc. 15,072
61 FirstCash Holdings, Inc. 10,400
1,402 Fiserv, Inc.
k
89,349
97 Flagstar Bank NA 1,282
196 Flushing Financial Corporation 3,095
80 Flywire Corporation
k
1,008
361 Franklin Resources, Inc. 9,610
468 Fulton Financial Corporation 9,664
371 Genworth Financial, Inc.
k
3,094
1,150 Glacier Bancorp, Inc. 58,282
51 Global Life, Inc. 7,151
Shares Common Stock  12.5% Value
Financials  1.8% - continued
64 Global Payments, Inc. $ 4,591
1,021 Great Southern Bancorp, Inc. 62,669
175 Hamilton Lane, Inc. 24,717
58 Hancock Whitney Corporation 3,990
1,025 Hanmi Financial Corporation 27,234
28 Hanover Insurance Group, Inc. 4,876
680 Hartford Insurance Group, Inc. 91,841
81 HBT Financial, Inc. 2,185
230 Heritage Financial Corporation 5,936
897 Hilltop Holdings, Inc. 33,593
35 Home Bancorp, Inc. 2,089
125 Home BancShares, Inc. 3,612
940 Hometrust Bancshares, Inc. 40,533
251 Horizon Bancorp, Inc. 4,423
1,777 Houlihan Lokey, Inc. 299,105
452 Huntington Bancshares, Inc./OH 7,901
5 Independent Bank Corporation/MA 404
414 Independent Bank Corporation/MI 14,552
54 Interactive Brokers Group, Inc. 4,044
5,817 Intercontinental Exchange, Inc. 1,010,878
3,212 Invesco, Ltd. 87,655
11 Jack Henry & Associates, Inc. 1,971
140 Jackson Financial, Inc. 16,649
181 Jefferies Financial Group, Inc. 11,074
5,456 JPMorgan Chase & Company 1,668,936
688 Kearny Financial Corporation/MD 5,360
176 KeyCorp 3,788
329 Lazard, Inc. 17,674
203 LendingClub Corporation
k
3,433
187 Lincoln National Corporation 7,781
29 Loews Corporation 3,062
660 M&T Bank Corporation 146,236
65 MarketAxess Holdings, Inc. 11,000
537 Marsh & McLennan Companies,
Inc. 101,058
1,961 Mastercard, Inc. 1,056,567
217 Mercantile Bank Corporation 11,280
2,259 MetLife, Inc. 178,190
6,930 MGIC Investment Corporation 186,556
857 Moody's Corporation 441,835
3,233 Morgan Stanley 590,992
643 Morningstar, Inc. 129,944
42 MSCI, Inc. 25,587
5,456 Nasdaq, Inc. 528,632
162 National Bank Holdings
Corporation 6,509
579 NBT Bancorp, Inc. 25,725
1,153 NMI Holdings, Inc.
k
44,644
187 Northeast Community Bancorp,
Inc. 4,413
1,011 Northern Trust Corporation 151,074
379 Northfield Bancorp, Inc. 4,669
3,634 Northwest Bancshares, Inc. 46,806
1,258 OFG Bancorp 50,697
4,757 Old National Bancorp 116,214
5,095 Old Republic International
Corporation 199,571
2,911 Old Second Bancorp, Inc. 57,754
401 OneMain Holdings, Inc. 26,282
157 Orange County Bancorp, Inc. 4,839
1,212 Orrstown Financial Services, Inc. 43,656
45 Palomar Holdings, Inc.
k
5,562
3 Park National Corporation 489
139 Parke Bancorp, Inc. 3,796
73 Paymentus Holdings, Inc.
k
1,951

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Financials  1.8% - continued
177 PCB Bancorp $ 3,972
29 PennyMac Financial Services, Inc. 2,898
164 Peoples Bancorp, Inc./OH 5,333
87 Peoples Financial Services
Corporation 4,533
329 Pinnacle Financial Partners, Inc. 31,285
22 Piper Sandler Companies 7,620
96 PNC Financial Services Group,
Inc. 21,437
931 Popular, Inc. 124,316
132 Principal Financial Group, Inc. 12,503
1,274 Progressive Corporation 264,992
78 Prosperity Bancshares, Inc. 5,383
154 Provident Financial Services, Inc. 3,410
209 Prudential Financial, Inc. 23,222
508 Radian Group, Inc. 16,713
92 Raymond James Financial, Inc. 15,259
261 Regions Financial Corporation 7,438
88 Reinsurance Group of America,
Inc. 17,842
87 RenaissanceRe Holdings, Ltd. 24,508
28 Renasant Corporation 1,056
111 RLI Corporation 6,486
2,866 Robinhood Markets, Inc.
k
285,110
161 Rocket Companies, Inc. 2,887
1,157 S&P Global, Inc. 610,653
5,755 SEI Investments Company 505,577
40 Selective Insurance Group, Inc. 3,363
19 ServisFirst Bancshares, Inc. 1,555
331 Shore Bancshares, Inc. 6,279
294 Simmons First National
Corporation 5,977
240 South Plains Financial, Inc. 9,998
167 Southern Missouri Bancorp, Inc. 10,449
1,421 SouthState Bank Corporation 145,411
101 Starwood Property Trust, Inc. 1,811
217 State Street Corporation 28,397
148 StepStone Group, Inc. 10,462
858 Stifel Financial Corporation 105,791
684 Stock Yards Bancorp, Inc. 46,300
15 StoneX Group, Inc.
k
1,684
49 Synchrony Financial 3,559
19 Texas Capital Bancshares, Inc.
k
1,922
178 Third Coast Bancshares, Inc.
k
7,220
1,592 Toast, Inc.
k
49,527
110 Tompkins Financial Corporation 8,813
223 Towne Bank/Portsmouth, VA 7,805
109 TPG RE Finance Trust, Inc. 984
99 TPG, Inc. 5,832
706 Tradeweb Markets, Inc. 72,767
2,760 Triumph Financial, Inc.
k
174,128
557 U.S. Bancorp 31,253
75 UMB Financial Corporation 9,535
97 United Bankshares, Inc. 4,106
293 United Community Banks, Inc. 10,088
82 Unity Bancorp, Inc. 4,425
178 Univest Financial Corporation 5,899
377 Unum Group 28,641
352 Valley National Bancorp 4,386
162 Virtu Financial, Inc. 6,725
2,197 Visa, Inc. 707,061
172 Washington Trust Bancorp, Inc. 5,912
176 Webster Financial Corporation 11,576
10,366 Wells Fargo & Company 938,019
2,266 WesBanco, Inc. 79,967
Shares Common Stock  12.5% Value
Financials  1.8% - continued
101 Western Alliance Bancorp $ 9,004
873 Western Union Company 8,180
21 Willis Towers Watson plc 6,667
598 Wintrust Financial Corporation 88,199
428 WisdomTree, Inc. 6,934
10 WSFS Financial Corporation 647
2,174 Zions Bancorp NA 130,244
Total 21,711,660
Health Care  1.4%
284 4D Molecular Therapeutics, Inc.
k
2,516
413 AbbVie, Inc. 92,103
271 Adaptive Biotechnologies
Corporation
k
5,013
6,157 ADMA Biologics, Inc.
k
106,516
5,326 Agilent Technologies, Inc. 712,885
68 Agios Pharmaceuticals, Inc.
k
1,866
134 Align Technology, Inc.
k
21,846
50 Alkermes plc
k
1,694
200 Alnylam Pharmaceuticals, Inc.
k
67,612
429 Amgen, Inc. 146,667
171 Amneal Pharmaceuticals, Inc.
k
2,339
92 Anika Therapeutics, Inc.
k
849
213 Arcus Biosciences, Inc.
k
4,482
88 Argenx SE ADR
k
73,964
44 Artivion, Inc.
k
1,794
962 Avantor, Inc.
k
10,505
118 Azenta, Inc.
k
4,588
79 Biogen, Inc.
k
14,211
2,173 BioMarin Pharmaceutical, Inc.
k
122,861
240 Bio-Techne Corporation 15,382
9,233 Boston Scientific Corporation
k
863,562
355 BridgeBio Pharma, Inc.
k
27,431
344 Bristol-Myers Squibb Company 18,937
695 Bruker Corporation 30,782
66 Cardinal Health, Inc. 14,182
199 CareDx, Inc.
k
4,089
381 Cencora, Inc. 136,863
102 Centene Corporation
k
4,419
168 Charles River Laboratories
International, Inc.
k
35,361
780 Cigna Group 213,806
3,360 Concentra Group Holdings Parent,
Inc. 74,525
496 Cooper Companies, Inc.
k
40,364
369 CorVel Corporation
k
25,693
3,226 Danaher Corporation 706,139
5 DaVita, Inc.
k
547
319 Denali Therapeutics, Inc.
k
6,935
495 Dentsply Sirona, Inc. 6,173
1,822 Dexcom, Inc.
k
133,079
31 Doximity, Inc.
k
1,162
230 Dyne Therapeutics, Inc.
k
4,115
213 Edwards Lifesciences Corporation
k
17,330
892 Elanco Animal Health, Inc.
k
21,479
1,511 Eli Lilly & Company 1,567,134
301 Enanta Pharmaceuticals, Inc.
k
3,883
2,211 Encompass Health Corporation 209,006
79 Envista Holdings Corporation
k
1,854
1,218 Exelixis, Inc.
k
50,376
277 Fate Therapeutics, Inc.
k
330
573 Fortrea Holdings, Inc.
k
9,632
140 GE HealthCare Technologies, Inc. 11,056
299 GeneDx Holdings Corporation
k
28,782
3,317 Gilead Sciences, Inc. 470,848

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Health Care  1.4% - continued
139 Globus Medical, Inc.
k
$ 12,605
381 Guardant Health, Inc.
k
43,449
1,145 HealthEquity, Inc.
k
98,092
165 Henry Schein, Inc.
k
12,454
16 Humana, Inc. 3,123
536 ICON plc
k
96,614
468 ICU Medical, Inc.
k
70,153
865 IDEXX Laboratories, Inc.
k
579,948
716 Illumina, Inc.
k
103,684
1,249 Incyte Corporation
k
124,987
67 Indivior Pharmaceuticals, Inc.
k
2,370
4 Insmed, Inc.
k
627
89 Inspire Medical Systems, Inc.
k
6,744
558 Insulet Corporation
k
142,742
1,737 Intuitive Surgical, Inc.
k
875,830
98 Ionis Pharmaceuticals, Inc.
k
8,102
113 IQVIA Holding, Inc.
k
26,007
434 iRhythm Holdings, Inc.
k
67,057
65 Jazz Pharmaceuticals, Inc.
k
10,692
3,419 Johnson & Johnson 776,968
1,043 Labcorp Holdings, Inc. 283,195
444 LeMaitre Vascular, Inc. 37,727
40 LivaNova plc
k
2,628
32 Masimo Corporation
k
4,395
551 Medpace Holdings, Inc.
k
320,946
10,673 Medtronic plc 1,098,892
3,949 Merck & Company, Inc. 435,456
1,238 Merit Medical Systems, Inc.
k
100,389
99 Mettler-Toledo International, Inc.
k
135,951
249 Mirum Pharmaceuticals, Inc.
k
25,702
188 Moderna, Inc.
k
8,285
178 Myriad Genetics, Inc.
k
1,000
392 Natera, Inc.
k
90,607
690 Neogen Corporation
k
7,052
784 Neurocrine Biosciences, Inc.
k
106,671
39 Option Care Health, Inc.
k
1,326
529 Penumbra, Inc.
k
189,472
5,445 Pfizer, Inc. 143,966
65 Prestige Consumer Healthcare,
Inc.
k
4,191
1,289 Progyny, Inc.
k
30,768
122 QIAGEN NV 6,548
18 Quest Diagnostics, Inc. 3,367
433 RadNet, Inc.
k
30,353
195 REGENXBIO, Inc.
k
2,176
1,028 Repligen Corporation
k
153,552
17 ResMed, Inc. 4,391
52 Revolution Medicines, Inc.
k
5,041
100 Revvity, Inc. 10,880
3,389 Royalty Pharma plc 141,254
1,448 Sanofi SA ADR 68,114
115 Sotera Health Company
k
2,084
2,950 STERIS plc 774,670
3,528 Stevanato Group SPA 54,966
1,457 Stryker Corporation 538,449
849 Teleflex, Inc. 88,610
238 Tenet Healthcare Corporation
k
45,049
643 Thermo Fisher Scientific, Inc. 372,046
2,713 Twist Bioscience Corporation
k
111,423
512 UFP Technologies, Inc.
k
128,584
134 United Therapeutics Corporation
k
62,912
548 UnitedHealth Group, Inc. 157,238
95 Universal Health Services, Inc. 19,120
55 Varex Imaging Corporation
k
767
115 Vaxcyte, Inc.
k
6,161
Shares Common Stock  12.5% Value
Health Care  1.4% - continued
668 Veeva Systems, Inc.
k
$ 136,219
886 Vericel Corporation
k
31,878
1,176 Vertex Pharmaceuticals, Inc.
k
552,602
3,053 Viatris, Inc. 39,964
7 Waters Corporation
k
2,595
2,594 Waystar Holding Corporation
k
68,897
568 West Pharmaceutical Services,
Inc. 131,276
326 Xencor, Inc.
k
3,941
89 Xenon Pharmaceuticals, Inc.
k
3,650
2,296 Zimmer Biomet Holdings, Inc. 199,913
2,190 Zoetis, Inc. 273,356
Total 16,472,480
Industrials  1.3%
1,026 3M Company 157,142
169 A.O. Smith Corporation 12,420
784 AAON, Inc. 71,391
300 Acuity, Inc. 92,772
913 Advanced Drainage Systems, Inc. 138,813
23 AECOM 2,218
22 AGCO Corporation 2,495
1,880 Alight, Inc. 2,876
171 Allegheny Technologies, Inc.
k
20,571
678 Allegion plc 112,134
66 Allison Transmission Holdings, Inc. 7,174
3,564 Amentum Holdings, Inc.
k
127,520
116 American Superconductor
Corporation
k
3,471
3,393 AMETEK, Inc. 759,964
200 API Group Corporation
k
8,314
401 Applied Industrial Technologies,
Inc. 104,424
78 Arcosa, Inc. 8,929
256 Armstrong World Industries, Inc. 47,037
710 Atmus Filtration Technologies, Inc. 41,159
2,752 Automatic Data Processing, Inc. 679,249
159 Axon Enterprise, Inc.
k
76,889
25 AZZ, Inc. 3,107
1,260 Badger Infrastructure Solutions,
Ltd. 71,243
2,718 Barrett Business Services, Inc. 103,284
208 Brady Corporation 17,986
8 Brink's Company 1,016
19 Broadridge Financial Solutions,
Inc. 3,745
1,467 BWX Technologies, Inc. 301,366
13 CACI International, Inc.
k
8,068
410 Casella Waste Systems, Inc.
k
41,361
1,131 Caterpillar, Inc. 743,474
1,081 CECO Environmental Corporation
k
72,892
1,209 Cintas Corporation 231,391
416 Clean Harbors, Inc.
k
108,123
14,650 CNH Industrial NV 157,634
3,495 Copart, Inc.
k
141,827
399 CRA International, Inc. 75,387
31 Crane Company 5,662
328 CSW Industrials, Inc. 88,553
26,696 CSX Corporation 1,008,041
72 Cummins, Inc. 41,675
320 Curtiss-Wright Corporation 210,141
4,841 Delta Air Lines, Inc. 318,973
367 DNOW, Inc.
k
5,575
189 Donaldson Company, Inc. 19,267
11 Dycom Industries, Inc.
k
4,008

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Industrials  1.3% - continued
299 EMCOR Group, Inc. $ 215,498
159 Energy Recovery, Inc.
k
2,320
2,121 Enerpac Tool Group Corporation 85,604
117 EnerSys 21,082
224 EnPro, Inc. 53,487
24 Equifax, Inc. 4,834
236 ExlService Holdings, Inc.
k
9,239
591 Expeditors International of
Washington, Inc. 94,879
9,169 Fastenal Company 397,568
321 Federal Signal Corporation 34,697
888 Ferguson Enterprises, Inc. 224,184
3,659 Flowserve Corporation 285,951
85 Fortive Corporation 4,489
229 Fortune Brands Innovations, Inc. 12,389
131 FTAI Aviation, Ltd. 35,674
125 Gates Industrial Corporation plc
k
2,877
42 Generac Holdings, Inc.
k
7,058
859 General Dynamics Corporation 301,586
2,581 General Electric Company 791,825
230 Genpact, Ltd. 10,143
927 Graco, Inc. 80,955
990 Great Lakes Dredge & Dock
Corporation
k
14,830
8 HEICO Corporation 2,037
1,148 Helios Technologies, Inc. 74,367
2,581 Hexcel Corporation 213,733
85 HNI Corporation 4,062
1,301 Honeywell International, Inc. 296,004
1,258 Howmet Aerospace, Inc. 261,765
9 Hubbell, Inc. 4,391
177 Hudson Technologies, Inc.
k
1,269
47 Huntington Ingalls Industries, Inc. 19,764
339 Huron Consulting Group, Inc.
k
57,291
839 ICF International, Inc. 78,237
366 IDEX Corporation 72,669
154 IES Holdings, Inc.
k
58,565
143 Ingersoll Rand, Inc. 12,311
26 Insteel Industries, Inc. 862
231 ITT Corporation 42,111
1,081 Jacobs Solutions, Inc. 146,216
889 JB Hunt Transport Services, Inc. 180,218
3 Johnson Controls International plc 358
116 Kirby Corporation
k
13,649
54 Knight-Swift Transportation
Holdings, Inc. 2,975
994 Korn Ferry 69,053
816 L3Harris Technologies, Inc. 279,766
398 Leidos Holdings, Inc. 74,935
940 Limbach Holdings, Inc.
k
80,821
399 Lincoln Electric Holdings, Inc. 105,875
173 Lyft, Inc.
k
2,919
334 Masco Corporation 22,074
22 MasTec, Inc.
k
5,291
46 Maximus, Inc. 4,344
139 McGrath RentCorp 15,525
461 Mercury Systems, Inc.
k
43,279
200 Middleby Corporation
k
29,434
528 Modine Manufacturing Company
k
97,500
579 Moog, Inc. 176,798
131 Mueller Industries, Inc. 17,834
2,007 Mueller Water Products, Inc. 54,329
199 Nextpower, Inc.
k
23,301
8 Nordson Corporation 2,196
2,649 NPK International, Inc.
k
36,583
Shares Common Stock  12.5% Value
Industrials  1.3% - continued
1,101 nVent Electric plc $ 123,598
879 Old Dominion Freight Line, Inc. 152,243
435 Oshkosh Corporation 62,562
1,325 Otis Worldwide Corporation 113,181
66 Owens Corning, Inc. 7,909
778 Parker-Hannifin Corporation 728,084
125 Paychex, Inc. 12,891
35 Paylocity Holding Corporation
k
4,724
532 Pentair plc 56,057
387 Quanta Services, Inc. 183,682
188 RBC Bearings, Inc.
k
93,938
23 Regal Rexnord Corporation 3,714
916 Republic Services, Inc. 197,022
157 Robert Half, Inc. 5,434
860 Rockwell Automation, Inc. 362,619
8 Ryder System, Inc. 1,530
77 Science Applications International
Corporation 7,836
251 Sensata Technologies Holding plc 8,682
25 SkyWest, Inc.
k
2,413
36 SPX Technologies, Inc.
k
7,503
110 SS&C Technologies Holdings, Inc. 9,008
254 Stanley Black & Decker, Inc. 19,980
131 Sterling Construction Company,
Inc.
k
46,886
46 Tetra Tech, Inc. 1,732
74 Textron, Inc. 6,516
1,013 Timken Company 94,401
286 Toro Company 26,169
334 Trane Technologies plc 140,474
693 TransUnion 54,761
74 Trex Company, Inc.
k
3,065
3,255 Uber Technologies, Inc.
k
260,563
735 UL Solutions, Inc. 51,619
53 UniFirst Corporation/MA 11,395
1,254 Union Pacific Corporation 294,815
151 United Airlines Holdings, Inc.
k
15,450
127 United Rentals, Inc. 99,322
2,422 Veralto Corporation 239,730
1,533 Verisk Analytics, Inc. 333,366
250 Verra Mobility Corporation
k
4,825
582 Vertiv Holdings Company 108,357
96 Wabtec Corporation 22,093
617 Waste Management, Inc. 137,122
314 WESCO International, Inc. 90,881
12 Woodward, Inc. 3,814
817 Xylem, Inc. 112,640
239 Zurn Elkay Water Solutions
Corporation 11,020
Total 15,972,267
Information Technology  3.7%
966 Adobe, Inc.
k
283,279
869 Advanced Micro Devices, Inc.
k
205,718
559 Agilysys, Inc.
k
48,493
156 Akamai Technologies, Inc.
k
15,155
103 Ambarella, Inc.
k
6,596
278 Amkor Technology, Inc. 13,436
9,066 Amphenol Corporation 1,306,229
1,473 Analog Devices, Inc. 457,926
22,020 Apple, Inc. 5,713,750
1,665 Applied Materials, Inc. 536,663
445 AppLovin Corporation
k
210,534
6,236 Arista Networks, Inc.
k
883,891
30 Arrow Electronics, Inc.
k
3,975

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Information Technology  3.7% - continued
247 ASGN, Inc.
k
$ 12,866
13 Astera Labs, Inc.
k
1,958
3,141 Autodesk, Inc.
k
794,265
236 Bel Fuse, Inc. 47,481
74 Blackbaud, Inc.
k
3,974
437 BlackLine, Inc.
k
20,307
6,899 Broadcom, Inc. 2,285,639
810 Cadence Design Systems, Inc.
k
240,052
16 Calix, Inc.
k
715
36 Ciena Corporation
k
9,065
133 Cirrus Logic, Inc.
k
17,335
12,691 Cisco Systems, Inc. 993,959
328 Cloudflare, Inc.
k
58,171
1,441 Cognex Corporation 55,824
211 Cognizant Technology Solutions
Corporation 17,315
517 Coherent Corporation
k
109,697
53 CommVault Systems, Inc.
k
4,542
443 Corning, Inc. 45,740
1,108 Crane NXT Company 55,976
17 Credo Technology Group Holding,
Ltd.
k
2,130
10 CTS Corporation 514
146 CyberArk Software, Ltd.
k
62,901
683 Datadog, Inc.
k
88,326
929 DigitalOcean Holdings, Inc.
k
51,327
4 DocuSign, Inc.
k
210
110 Dolby Laboratories, Inc. 7,061
2,141 Dynatrace Holdings, LLC
k
81,551
121 Enphase Energy, Inc.
k
4,475
72 EPAM Systems, Inc.
k
15,019
75 F5, Inc.
k
20,671
339 Fabrinet
k
165,920
1,365 Flex, Ltd.
k
86,050
7,933 Fortinet, Inc.
k
644,636
63 Freshworks, Inc.
k
679
270 Gen Digital, Inc. 6,477
876 Gitlab, Inc.
k
30,642
619 GoDaddy, Inc.
k
62,222
4,432 GPGI, Inc.
k
104,462
871 Guidewire Software, Inc.
k
122,602
943 Hewlett Packard Enterprise
Company 20,293
195 I3 Verticals, Inc.
k
4,331
268 Impinj, Inc.
k
37,011
84 InterDigital, Inc. 27,421
785 International Business Machines
Corporation 240,759
4,246 JFrog, Ltd.
k
232,681
1,945 Keysight Technologies, Inc.
k
420,762
236 KLA Corporation 336,994
250 Knowles Corporation
k
6,060
5,137 Lam Research Corporation 1,199,284
1,813 Lattice Semiconductor
Corporation
k
145,983
299 Littelfuse, Inc. 96,804
336 Lumentum Holdings, Inc.
k
131,658
62 MACOM Technology Solutions
Holdings, Inc.
k
13,582
22 Manhattan Associates, Inc.
k
3,322
905 Marvell Technology, Inc. 71,423
392 Microchip Technology, Inc. 29,761
3,215 Micron Technology, Inc. 1,333,839
14,519 Microsoft Corporation 6,247,381
366 MKS, Inc. 86,160
761 Monday.com, Ltd.
k
87,325
Shares Common Stock  12.5% Value
Information Technology  3.7% - continued
23 MongoDB, Inc.
k
$ 8,541
276 Monolithic Power Systems, Inc. 310,265
1,479 Motorola Solutions, Inc. 595,357
871 Napco Security Technologies, Inc. 32,131
985 NetApp, Inc. 94,905
15,563 Nokia Oyj ADR
e
100,070
240 Novanta, Inc.
k
32,290
44,727 NVIDIA Corporation 8,548,672
576 NXP Semiconductors NV 130,257
256 ON Semiconductor Corporation
k
15,332
1,056 Onto Innovation, Inc.
k
213,365
5,548 Oracle Corporation 913,090
1,916 Palantir Technologies, Inc.
k
280,866
2,691 Pegasystems, Inc. 117,570
336 Plexus Corporation
k
66,975
372 PTC, Inc.
k
58,080
26 Q2 Holdings, Inc.
k
1,592
112 Qnity Electronics, Inc. 10,772
4,228 Qualcomm, Inc. 640,923
422 Rambus, Inc.
k
48,036
34 Roper Industries, Inc. 12,622
1,004 Salesforce, Inc. 213,139
5,119 Samsung Electronics Company,
Ltd. 565,520
58 SanDisk Corporation/DE
k
33,422
16 Sanmina Corporation
k
2,267
4,362 ServiceNow, Inc.
k
510,398
1,112 Shopify, Inc.
k
145,928
867 Silicon Laboratories, Inc.
k
123,504
125 SiTime Corporation
k
45,389
342 Skyworks Solutions, Inc. 19,070
418 Snowflake, Inc.
k
80,549
671 Sprout Social, Inc.
k
6,073
167 Synopsys, Inc.
k
77,674
1,534 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 507,079
1,809 TD SYNNEX Corporation 287,034
2,231 TE Connectivity plc 497,022
58 Teledyne Technologies, Inc.
k
35,977
111 Tenable Holdings, Inc.
k
2,449
1,329 Teradyne, Inc. 320,355
2,086 Texas Instruments, Inc. 449,637
3,370 Trimble, Inc.
k
227,812
1,299 TTM Technologies, Inc.
k
127,562
175 Tyler Technologies, Inc.
k
64,645
295 Unity Software, Inc.
k
8,584
85 Varonis Systems, Inc.
k
2,536
980 VeriSign, Inc. 239,345
466 Vistance Networks, Inc.
k
8,388
4,511 Vontier Corporation 169,162
1,144 Western Digital Corporation 286,263
18 Workday, Inc.
k
3,161
496 Zebra Technologies Corporation
k
116,550
146 Zoom Communications, Inc.
k
13,447
28 Zscaler, Inc.
k
5,600
Total 44,218,487
Materials  0.4%
16 Air Products and Chemicals, Inc. 4,360
360 Albemarle Corporation 61,427
442 Alcoa Corporation 25,110
1,914 Amcor plc 84,695
108 AngloGold Ashanti plc 10,030
121 AptarGroup, Inc. 15,119

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Materials  0.4% - continued
1,216 Ashland, Inc. $ 74,371
147 Avery Dennison Corporation 27,270
303 Avient Corporation 10,953
266 Balchem Corporation 45,265
319 Ball Corporation 18,142
177 Celanese Corporation 7,866
7,693 CF Industries Holdings, Inc. 717,218
680 Coeur Mining, Inc.
k
13,899
139 Commercial Metals Company 10,685
1,787 Constellium SE
k
40,154
382 Corteva, Inc. 27,810
1,604 Crown Holdings, Inc. 167,907
512 DuPont de Nemours, Inc. 22,487
1,033 Eastman Chemical Company 71,608
2,547 Ecolab, Inc. 718,229
2,834 Element Solutions, Inc. 82,469
4,013 Freeport-McMoRan, Inc. 241,703
1,105 Greif, Inc. 78,035
525 Hecla Mining Company 11,823
1,188 Huntsman Corporation 12,854
106 Ingevity Corporation
k
6,974
61 International Flavors & Fragrances,
Inc. 4,258
2,157 International Paper Company 86,970
5,642 Ivanhoe Mines, Ltd.
k
71,351
72 Kaiser Aluminum Corporation 8,829
1,695 Linde plc 774,564
585 Louisiana-Pacific Corporation 48,988
168 Martin Marietta Materials, Inc. 109,528
97 Minerals Technologies, Inc. 6,379
920 Mosaic Company 25,300
4 NewMarket Corporation 2,683
3,224 Newmont Corporation 362,216
1,589 Nucor Corporation 282,397
161 O-I Glass, Inc.
k
2,460
806 Orion SA 4,981
863 Packaging Corporation of America 192,061
196 PPG Industries, Inc. 22,663
14 Reliance, Inc. 4,613
103 Royal Gold, Inc. 27,121
111 Scotts Miracle-Gro Company 7,128
72 Sensient Technologies Corporation 6,805
347 Smurfit WestRock plc 14,446
1,806 Solstice Advanced Materials, Inc.
k
111,557
147 Sonoco Products Company 7,056
960 Steel Dynamics, Inc. 172,387
58 Stepan Company 3,341
115 Vulcan Materials Company 34,562
Total 5,003,107
Real Estate  0.3%
798 Agree Realty Corporation 57,640
170 Alpine Income Property Trust, Inc. 2,995
328 Americold Realty Trust, Inc. 4,070
331 AvalonBay Communities, Inc. 58,809
981 Brixmor Property Group, Inc. 26,281
85 Broadstone Net Lease, Inc. 1,573
152 CareTrust REIT, Inc. 5,676
1,357 CBRE Group, Inc.
k
231,138
370 Colliers International Group, Inc. 50,579
578 Compass, Inc.
k
7,237
1,004 CoStar Group, Inc.
k
61,746
765 Cousins Properties, Inc. 19,309
2,432 Crown Castle, Inc. 211,122
332 Curbline Properties Corporation 8,051
Shares Common Stock  12.5% Value
Real Estate  0.3% - continued
122 Cushman & Wakefield, Ltd.
k
$ 2,006
229 Digital Realty Trust, Inc. 38,003
983 Easterly Government Properties,
Inc. 22,992
2,141 EPR Properties 116,128
740 Equity Lifestyle Properties, Inc. 46,746
17,173 Essential Properties Realty Trust,
Inc. 521,372
25 Essex Property Trust, Inc. 6,297
493 Extra Space Storage, Inc. 68,019
57 Federal Realty Investment Trust 5,766
2,379 First Industrial Realty Trust, Inc. 138,053
454 Getty Realty Corporation 13,556
14 Global Net Lease, Inc. 132
8,653 Healthcare Realty Trust, Inc. 145,284
11,647 Host Hotels & Resorts, Inc. 215,819
39 Howard Hughes Holdings, Inc.
k
3,185
793 Independence Realty Trust, Inc. 13,243
2,652 Industrial Logistics Properties Trust 14,135
1,908 Innovative Industrial Properties,
Inc. 92,195
814 InvenTrust Properties Corporation 23,923
338 Iron Mountain, Inc. 31,140
40 Jones Lang LaSalle, Inc.
k
14,316
225 Kimco Realty Corporation 4,743
10 Lamar Advertising Company 1,283
347 Macerich Company 6,569
3,144 Medical Properties Trust, Inc. 15,783
11,059 Millrose Properties, Inc. 329,558
20 National Health Investors, Inc. 1,642
637 NetSTREIT Corporation 12,001
46 NNN REIT, Inc. 1,917
35 Omega Healthcare Investors, Inc. 1,536
2,287 Outfront Media, Inc. 55,620
751 Park Hotels & Resorts, Inc. 8,208
260 Peakstone Realty Trust 4,061
157 Postal Realty Trust, Inc. 2,862
53 Realty Income Corporation 3,241
80 Regency Centers Corporation 5,830
137 Rexford Industrial Realty, Inc. 5,553
657 RLJ Lodging Trust 4,882
50 Ryman Hospitality Properties 4,735
7,249 Sabra Health Care REIT, Inc. 135,774
1,436 Safehold, Inc. 20,262
329 SBA Communications Corporation 60,572
6,295 Sila Realty Trust, Inc. 153,283
16 Simon Property Group, Inc. 3,061
516 STAG Industrial, Inc. 19,355
699 Summit Hotel Properties, Inc. 3,090
14,436 Tanger, Inc. 472,346
2,121 Terreno Realty Corporation 130,526
172 Ventas, Inc. 13,359
48 Zillow Group, Inc., Class A
k
2,988
543 Zillow Group, Inc., Class C
k
34,225
Total 3,797,401
Utilities  0.3%
9,940 AES Corporation 145,621
1,095 Alliant Energy Corporation 72,171
254 American States Water Company 18,532
168 American Water Works Company,
Inc. 21,694
43 Artesian Resources Corporation 1,434
64 Avista Corporation 2,643
250 Black Hills Corporation 18,245

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  12.5% Value
Utilities  0.3% - continued
27 California Water Service Group $ 1,207
1,872 CenterPoint Energy, Inc. 74,300
765 Clearway Energy, Inc., Class A 25,834
812 Clearway Energy, Inc., Class C 29,354
69 Consolidated Edison, Inc. 7,357
993 Constellation Energy Corporation 278,715
28 DTE Energy Company 3,763
2,294 Duke Energy Corporation 278,377
10,341 Edison International 644,037
3,692 Entergy Corporation 354,026
1,744 Evergy, Inc. 133,817
511 Eversource Energy 35,325
603 Exelon Corporation 27,002
271 FirstEnergy Corporation 12,829
77 Middlesex Water Company 4,033
44 National Fuel Gas Company 3,685
730 New Jersey Resources
Corporation 36,120
1,709 NiSource, Inc. 75,692
610 Northwestern Energy Group, Inc. 41,395
65 OGE Energy Corporation 2,839
138 Otter Tail Corporation 12,304
12,948 PG&E Corporation 199,658
51 Pinnacle West Capital Corporation 4,772
10,739 Portland General Electric
Company 539,635
818 Spire, Inc. 69,113
19,018 UGI Corporation 762,812
183 Unitil Corporation 9,317
1,486 Vistra Energy Corporation 235,308
251 XPLR Infrastructure, LP
k
2,445
Total 4,185,411
Total Common Stock
(cost $113,051,311) 150,530,263
Shares
l
Private Equity Funds 1.2% Value
Secondary  1.2%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,m
1,538,548
__ ASF IX, LP
*,k,m
3,356,136
__ ASF VIII Sidecar (Cayman), LP
*,k,m
322,613
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,m
2,610,323
__ LCP X (Offshore), LP
*,k,m
7,217,422
Total 15,045,042
Total Private Equity Funds
(cost $11,179,006) 15,045,042
Shares
Collateral Held for Securities
Loaned 0.3% Value
3,337,200 Thrivent Cash Management Trust 3,337,200
Total Collateral Held for
Securities Loaned
(cost $3,337,200) 3,337,200
Shares or
Principal
Amount Short-Term Investments 13.6% Value
Federal Home Loan Bank Discount
Notes
100,000 3.800%, 2/18/2026
n,o
$ 99,816
1,300,000 3.538%, 2/20/2026
n,o
1,297,361
500,000 3.573%, 2/27/2026
n,o
498,647
200,000 3.570%, 3/20/2026
n,o
199,023
300,000 3.635%, 3/25/2026
n,o
298,384
1,400,000 3.589%, 4/17/2026
n,o
1,389,265
2,600,000 3.606%, 4/24/2026
n,o
2,578,251
100,000 3.605%, 4/27/2026
n,o
99,134
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.780%, 2/2/2026
n,o
99,971
300,000 3.578%, 3/9/2026
n,o
298,863
300,000 3.560%, 3/12/2026
n,o
298,773
800,000 3.565%, 3/23/2026
n,o
795,852
Federal National Mortgage
Association Discount Notes
700,000 3.611%, 3/2/2026
n,o
697,836
1,900,000 3.539%, 3/18/2026
n,o
1,891,095
State Street Institutional U.S.
Government Money Market
Fund
50,979,997 3.650%
n
50,979,997
Thrivent Core Short-Term Reserve
Fund
10,185,096 3.970% 101,952,811
U.S. Treasury Bills
300,000 3.530%, 3/19/2026
n,p
298,640
300,000 3.498%, 4/7/2026
n,p
298,081
Total Short-Term Investments
(cost $163,947,878) 164,071,800
Total Investments (cost
$1,043,415,723) 101.7% $1,226,428,550
Other Assets and Liabilities, Net
(1.7%) (20,937,375)
Total Net Assets 100.0% $1,205,491,175
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $79,336,195 or
6.6% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Private equity fund partnerships do not issue shares.
m Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of January 30,
2026 was $15,093,042 or 1.25% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,146,772
ASF IX, LP  3/18/2024 2,749,459
ASF VIII Sidecar (Cayman), LP  6/28/2024 252,280
Credit Suisse Group AG  9/5/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,876,000
LCP X (Offshore), LP  10/25/2023 5,154,495
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 3,117,621
Common Stock 104,475
Total lending $3,222,096
Gross amount payable upon return of
collateral for securities loaned $3,337,200
Net amounts due to counterparty $115,104
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 412,883,512 412,883,512 – –
U.S. Unaffiliated 4,268,508 4,268,508 – –
Long-Term Fixed Income
Asset-Backed Securities 9,854,159 – 9,854,159 –
Basic Materials 3,018,358 – 3,018,358 –
Capital Goods 7,288,306 – 7,288,306 –
Collateralized Mortgage Obligations 25,392,180 – 25,392,180 –
Commercial Mortgage-Backed Securities 10,978,597 – 10,978,597 –
Communications Services 10,025,829 – 10,025,829 –
Consumer Cyclical 13,365,012 – 13,365,012 –
Consumer Non-Cyclical 14,596,105 – 14,596,105 –
Energy 9,995,547 – 9,995,547 –
Financials 37,522,812 – 37,522,812 –
Foreign Government 915,014 – 915,014 –
Mortgage-Backed Securities 115,545,711 – 115,545,711 –
Technology 9,103,805 – 9,103,805 –
Transportation 2,653,383 – 2,653,383 –
U.S. Government & Agencies 131,705,173 – 131,705,173 –
Utilities 8,436,894 – 8,436,894 –
Common Stock
Communications Services 14,394,380 14,312,172 82,208 –
Consumer Discretionary 15,166,043 15,166,043 – –
Consumer Staples 4,767,854 4,767,854 – –
Energy 4,841,173 4,841,173 – –
Financials 21,711,660 21,711,660 – –
Health Care 16,472,480 16,472,480 – –
Industrials 15,972,267 15,901,024 71,243 –
Information Technology 44,218,487 43,652,967 565,520 –
Materials 5,003,107 4,931,756 71,351 –
Real Estate 3,797,401 3,797,401 – –
Utilities 4,185,411 4,185,411 – –
Private Equity Funds
Secondary 15,045,042 – – 15,045,042
Short-Term Investments 62,118,989 50,979,997 11,138,992 –
Subtotal Investments in Securities $1,055,243,199 $617,871,958 $422,326,199 $15,045,042
Other Investments  * Total
Affiliated Short-Term Investments 101,952,811
U.S. Affiliated Registered Investment Cos. 65,895,340
Collateral Held for Securities Loaned 3,337,200
Subtotal Other Investments $171,185,351
Total Investments at Value $1,226,428,550
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,048,697 2,048,697 – –
Total Return Swaps 14,876 – 14,876 –
Credit Default Swaps 60,620 – 60,620 –
Total Asset Derivatives $2,124,193 $2,048,697 $75,496 $–
Liability Derivatives
Futures Contracts 1,445,272 917,651 527,621 –
Total Liability Derivatives $1,445,272 $917,651 $527,621 $–
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
1/30/2026
Private Equity Funds
 Secondary $13,384,000 $-  $630,051 $1,159,768 ($128,777)  $-  $- $15,045,042
Total  $13,384,000 $-   $630,051 $1,159,768 ($128,777)  $- $- $15,045,042
 Investments in Securities
Ending Value
1/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $15,045,042
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $15,045,042

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $10,587,271 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 111 March 2026 $ 12,544,979 ( $ 132,057)
CBOT 2-Yr. U.S. Treasury Note 137 March 2026 28,617,601 (54,171)
CBOT 5-Yr. U.S. Treasury Note 177 March 2026 19,403,798 (123,243)
CBOT U.S. Long Bond 69 March 2026 8,044,100 (100,475)
CME E-mini Russell 2000 Index 2 March 2026 261,361 1,099
CME E-mini S&P 500 Index 154 March 2026 53,641,620 (5,345)
CME E-mini S&P Mid-Cap 400 Index 1 March 2026 342,244 2,506
CME Ultra Long Term U.S. Treasury Bond 62 March 2026 7,443,531 (162,406)
ICE mini MSCI EAFE Index 280 March 2026 41,003,582 1,511,618
ICE US mini MSCI Emerging Markets Index 92 March 2026 6,542,434 453,246
Ultra 10-Yr. U.S. Treasury Note 51 March 2026 5,904,773 (82,804)
Total Futures Long Contracts $ 183,750,023 $ 1,307,968
CME E-mini NASDAQ 100 Index (12) March 2026 ( $ 6,241,028) $ 80,228
CME E-mini Russell 2000 Index (83) March 2026 (10,846,258) (45,832)
CME E-mini S&P 500 Index (5) March 2026 (1,728,114) (13,323)
CME E-mini S&P Mid-Cap 400 Index (43) March 2026 (14,626,255) (197,995)
Eurex Euro STOXX 50 Index (231) March 2026 (15,750,783) (527,621)
Total Futures Short Contracts ( $ 49,192,438) ($704,543)
Total Futures Contracts $ 134,557,585 $603,425

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's credit default swap contracts held as of January 30, 2026. Investments totaling $596,721 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 5,181,660) $ – $ 60,620 $ 60,620
Total Credit Default Swaps $– $60,620 $60,620
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Conservative Allocation Fund's total return swap contracts held as of January 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 100 Equal Weight
USD Total Return
Index Swap
SOFR 1 day
+58bps
Total Return Goldman
Sachs &
Co. LLC
5/1/2026 $ 5,998,106 $ 14,876 $ – $ 14,876
Total Return Swaps $ 14,876 $ – $14,876
# Payment made on Termination Date

Moderately Conservative Allocation Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $33,348 $477 $2,580 $31,510 3,548 2.6%
Core Emerging Markets Equity 11,407 369 – 12,643 966 1.1
Core International Equity 19,757 1,710 – 21,742 1,678 1.8
Global Stock, Class S 2,751 283 – 2,870 95 0.2
High Yield, Class S 24,536 377 – 24,970 1,452 2.1
Income, Class S 65,893 750 390 66,014 3,972 5.5
International Equity, Class S 31,465 2,147 – 34,529 2,588 2.9
Large Cap Growth, Class S 88,780 2,627 – 85,495 3,540 7.1
Large Cap Value, Class S 129,129 7,007 – 138,660 4,078 11.4
Mid Cap Stock, Class S 13,382 1,522 – 13,986 406 1.2
Mid Cap Value ETF
1
– 1,373 – 1,428 90 0.1
Short-Term Bond, Class S 37,823 405 105 38,183 3,030 3.2
Small Cap Stock, Class S 4,404 105 – 4,806 141 0.4
Small Cap Value ETF
2
1,747 207 0 1,944 68 0.2
Total U.S. Affiliated Registered Investment
Companies 464,422 478,780 39.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 119,095 3,977 21,220 101,953 10,185 8.5
Total Affiliated Short-Term Investments 119,095 101,953 8.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,241 13,587 14,491 3,337 3,337 0.3
Total Collateral Held for Securities Loaned 4,241 3,337 0.3
Total Value $587,758 $584,070
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($322) $587 $– $477
Core Emerging Markets Equity – 867 – 370
Core International Equity – 275 1,028 683
Global Stock, Class S – (164) 238 45
High Yield, Class S – 57 – 376
Income, Class S (28) (211) – 749
International Equity, Class S – 917 1,260 886
Large Cap Growth, Class S – (5,912) 2,626 –
Large Cap Value, Class S – 2,524 5,363 1,644
Mid Cap Stock, Class S – (918) 1,458 65
Mid Cap Value ETF
1
– 55 – 2
Short-Term Bond, Class S (0) 60 – 406
Small Cap Stock, Class S – 297 87 18
Small Cap Value ETF
2
(0) (10) 167 44
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 1 100 – 1,126
Total Income/Non Cash Income from Affiliated Investments $6,891
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total ($349) ($1,476) $12,227
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 86.0% Value
Asset-Backed Securities  11.9%
AGL CLO 13, Ltd.
$ 2,500,000
5.468%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
$ 2,501,237
Anchorage Capital CLO 20, Ltd.
2,100,000
6.868%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
2,100,134
Anchorage Capital CLO 21, Ltd.
1,500,000
5.568%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,502,211
Annisa CLO, Ltd.
667,226
5.168%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
667,761
Avis Budget Rental Car Funding
AESOP, LLC
825,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
837,228
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,736,853
Balboa Bay Loan Funding, Ltd.
1,500,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
1,499,971
1,000,000
5.918%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,000,864
Barings CLO, Ltd.
1,100,000
5.568%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,100,732
Barings Loan Partners CLO, Ltd. 2
1,250,000
5.318%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,250,036
Battalion CLO XI, Ltd.
2,000,000
5.618%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,999,984
Battalion CLO XIV, Ltd.
1,700,000
3.868%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,700,330
Battalion CLO XXI, Ltd.
2,500,000
5.672%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,498,765
Business Jet Securities, LLC
690,930
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
687,884
929,548
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
935,396
CarVal CLO VI-C, Ltd.
1,100,000
7.370%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,100,000
College Avenue Student Loans,
LLC
127,708
5.437%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
128,814
Principal
Amount Long-Term Fixed Income  86.0% Value
Asset-Backed Securities  11.9% - continued
Dryden 72 CLO, Ltd.
$ 950,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
$ 951,577
Dryden 85 CLO, Ltd.
2,865,000
5.772%,  (TSFR3M +
2.100%), 7/15/2037, Ser.
2020-85A, Class CR2
a,b
2,867,518
Education Funding Trust
460,797
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
443,372
GMAC Mortgage Corporation
Loan Trust
40,629
4.287%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
18,804
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
613,219
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,366,831
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
760,530
1,250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
1,246,769
HOMES Trust
825,000
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,d
825,639
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,371,511
HTAP Issuer Trust
1,320,690
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,320,532
Kennedy Lewis CLO 3, Ltd.
1,000,000
5.068%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
1,002,210
KKR Static CLO I, Ltd.
2,000,000
5.118%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,994,208
LCM 41, Ltd.
2,050,000
7.272%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,053,883
Marathon CLO, Ltd.
1,550,000
5.222%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
1,550,738
MetroNet Infrastructure Issuer, LLC
2,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
2,029,666
650,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
655,218
MFA Trust
2,006,949
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
2,010,016
Octagon Investment Partners 50,
Ltd.
2,125,000
5.672%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
2,126,630

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Asset-Backed Securities  11.9% - continued
Octagon Investment Partners 51,
Ltd.
$ 3,000,000
6.518%,  (TSFR3M +
2.850%), 7/20/2034, Ser.
2021-1A, Class DR
a,b
$ 3,000,516
OZLM XVII, Ltd.
1,600,000
5.668%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
1,599,130
Pagaya AI Debt Grantor Trust
358,583
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
360,080
689,505
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
693,131
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
400,562
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
402,186
Palmer Square Loan Funding, Ltd.
1,750,000
6.222%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
1,757,639
1,250,000
5.372%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
1,250,876
1,450,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
1,437,610
Park Blue CLO, Ltd.
1,500,000
5.848%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,505,516
Point Securitization Trust
1,218,126
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,230,171
1,249,742
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
1,254,006
PPM CLO 3, Ltd.
2,100,000
5.718%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
2,101,331
PRET, LLC
2,000,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
2,003,580
1,512,225
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
1,518,063
PRPM, LLC
1,325,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
1,222,923
700,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,d
700,176
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
131,842
RFS Asset Securitization V, LLC
1,250,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,262,837
Rockford Tower CLO, Ltd.
1,675,000
5.618%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,675,444
Principal
Amount Long-Term Fixed Income  86.0% Value
Asset-Backed Securities  11.9% - continued
$ 2,500,000
5.572%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
$ 2,504,048
Saxon Asset Securities Trust
335,414
2.804%,  8/25/2035, Ser.
2004-2, Class MF2
b
307,126
Sculptor CLO XXVIII, Ltd.
1,600,000
5.618%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,600,118
Shentel Issuer, LLC
1,250,000
5.640%,  12/20/2055, Ser.
2025-1A, Class A2
a
1,269,922
Signal Peak CLO 1, Ltd.
1,750,000
5.618%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,750,929
1,625,000
7.168%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
1,612,050
Sunnova Hestia I Issuer, LLC
236,978
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
232,922
Sunnova Hestia II Issuer, LLC
1,261,068
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,228,099
Symphony CLO XX, Ltd.
1,000,000
6.671%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,002,556
TCW CLO, Ltd.
1,250,000
5.468%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,250,589
3,090,000
5.418%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,b
3,099,112
Unlock HEA Trust
1,234,264
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,237,044
1,297,561
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,298,845
1,209,768
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,213,926
VERDE CLO, Ltd.
2,100,000
6.872%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
2,104,089
Veros Auto Receivables Trust
518,553
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
520,817
VOLT C, LLC
1,237,936
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,238,636
VOLT CVI, LLC
267,221
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
267,574
VOLT XCIV, LLC
205,970
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
206,104
VOLT XCVII, LLC
793,901
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
794,404

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Asset-Backed Securities  11.9% - continued
Wind River CLO, Ltd.
$ 1,500,000
5.518%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
$ 1,501,932
Zayo Issuer, LLC
1,550,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
1,559,733
Total 101,364,703
Basic Materials  1.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
303,000 8.625%,  6/15/2029
a
319,052
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
a
309,468
Avient Corporation
152,000 6.250%,  11/1/2031
a
156,275
Axalta Coating Systems Dutch
Holding B BV
234,000 7.250%,  2/15/2031
a
246,274
Carpenter Technology Corporation
137,000 5.625%,  3/1/2034
a
139,024
Cascades, Inc./Cascades USA,
Inc.
325,000 6.750%,  7/15/2030
a
336,463
Celanese US Holdings, LLC
101,000 6.850%,  11/15/2028 106,028
140,000 6.500%,  4/15/2030 142,438
103,000 6.629%,  7/15/2032 107,459
317,000 6.750%,  4/15/2033
e
321,103
Cerdia Finanz GmbH
352,000 9.375%,  10/3/2031
a
358,061
Chemours Company
575,000 4.625%,  11/15/2029
a
536,183
Cleveland-Cliffs, Inc.
389,000 4.625%,  3/1/2029
a
382,765
239,000 6.875%,  11/1/2029
a
248,370
182,000 4.875%,  3/1/2031
a,e
174,506
141,000 7.375%,  5/1/2033
a
147,139
182,000 6.250%,  10/1/2040 159,003
Commercial Metals Company
167,000 6.000%,  12/15/2035
a
170,625
CVR Partners, LP/CVR Nitrogen
Finance Corporation
300,000 6.125%,  6/15/2028
a
299,985
First Quantum Minerals, Ltd.
170,000 8.625%,  6/1/2031
a
178,577
167,000 7.250%,  2/15/2034
a
175,450
FMC Corporation
160,000 8.450%,  11/1/2055
b
128,325
Fortescue Treasury, Pty. Ltd.
101,000 4.500%,  9/15/2027
a
100,992
91,000 5.875%,  4/15/2030
a
93,633
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
a
220,094
Hecla Mining Company
119,000 7.250%,  2/15/2028 119,150
INEOS Finance plc
309,000 7.500%,  4/15/2029
a
258,804
Magnera Corporation
252,000 7.250%,  11/15/2031
a
238,143
Principal
Amount Long-Term Fixed Income  86.0% Value
Basic Materials  1.3% - continued
Mercer International, Inc.
$ 216,000 5.125%,  2/1/2029
e
$ 133,469
Methanex Corporation
180,000 5.250%,  12/15/2029
e
181,040
51,000 5.650%,  12/1/2044 45,831
Methanex US Operations, Inc.
188,000 6.250%,  3/15/2032
a
193,869
Mineral Resources, Ltd.
288,000 9.250%,  10/1/2028
a
302,518
122,000 8.500%,  5/1/2030
a
126,470
157,000 7.000%,  4/1/2031
a
165,000
Mosaic Company
505,000 4.600%,  11/15/2030 506,376
Novelis Corporation
155,000 4.750%,  1/30/2030
a
150,246
Olin Corporation
196,000 6.625%,  4/1/2033
a
192,063
Olympus Water US Holding
Corporation
156,000 7.250%,  2/15/2033
a
155,393
Peabody Energy Corporation,
Convertible
190,000 3.250%,  3/1/2028 371,070
Qnity Electronics, Inc.
461,000 5.750%,  8/15/2032
a
469,627
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054 251,329
SNF Group SACA
512,000 3.375%,  3/15/2030
a
481,438
Solstice Advanced Materials, Inc.
183,000 5.625%,  9/30/2033
a
183,967
SunCoke Energy, Inc.
283,000 4.875%,  6/30/2029
a
266,863
Taseko Mines, Ltd.
248,000 8.250%,  5/1/2030
a
263,238
WR Grace Holdings, LLC
270,000 6.625%,  8/15/2032
a
268,509
Total 10,881,705
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
168,000 6.375%,  6/15/2030
a
171,769
AECOM
371,000 6.000%,  8/1/2033
a
380,051
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
185,000 7.000%,  5/21/2030
a
192,819
Amphenol Corporation
443,000 5.300%,  11/15/2055 422,583
Amrize Finance US, LLC
267,000 5.400%,  4/7/2035 276,165
Amsted Industries, Inc.
65,000 4.625%,  5/15/2030
a
64,299
167,000 6.375%,  3/15/2033
a
172,835
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
114,000 6.250%,  1/30/2031
a
117,155
Array Technologies, Inc.,
Convertible
151,000 1.000%,  12/1/2028 146,674
212,000 2.875%,  7/1/2031
a,e
359,764

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Capital Goods  3.1% - continued
ATI, Inc.
$ 270,000 7.250%,  8/15/2030 $ 283,042
Axon Enterprise, Inc.
172,000 6.125%,  3/15/2030
a
176,807
172,000 6.250%,  3/15/2033
a
178,218
BAE Systems plc
200,000 5.500%,  3/26/2054
a
200,777
Boeing Company
161,000 6.858%,  5/1/2054 181,542
220,000 3.250%,  3/1/2028 216,658
510,000 5.150%,  5/1/2030 524,156
81,000 6.528%,  5/1/2034 89,606
Bombardier, Inc.
138,000 6.000%,  2/15/2028
a
138,207
160,000 7.250%,  7/1/2031
a
169,866
514,000 7.000%,  6/1/2032
a
539,555
93,000 6.750%,  6/15/2033
a
97,687
Brundage-Bone Concrete
Pumping Holdings, Inc.
144,000 7.500%,  2/1/2032
a
144,953
Builders FirstSource, Inc.
310,000 5.000%,  3/1/2030
a
308,870
83,000 4.250%,  2/1/2032
a
79,110
80,000 6.375%,  3/1/2034
a
82,774
185,000 6.750%,  5/15/2035
a
194,366
BWX Technologies, Inc.,
Convertible
592,000 Zero Coupon,  11/1/2030
a
610,352
Canpack SA/Canpack US, LLC
431,000 3.875%,  11/15/2029
a
412,149
Carrier Global Corporation
252,000 2.722%,  2/15/2030 237,540
Chart Industries, Inc.
202,000 7.500%,  1/1/2030
a
210,174
Clean Harbors, Inc.
167,000 6.375%,  2/1/2031
a
170,998
Clydesdale Acquisition Holdings,
Inc.
75,000 6.625%,  4/15/2029
a
75,661
333,000 6.875%,  1/15/2030
a
337,329
81,000 8.750%,  4/15/2030
a
81,058
188,000 6.750%,  4/15/2032
a
189,467
Columbus McKinnon Corporation/
NY
333,000 7.125%,  2/1/2033
a
334,732
Deere & Company
210,000 5.700%,  1/19/2055 217,993
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
558,000 6.625%,  12/15/2030
a
577,573
EquipmentShare.com, Inc.
247,000 9.000%,  5/15/2028
a
258,126
186,000 8.625%,  5/15/2032
a
198,839
Fluor Corporation, Convertible
344,000 1.125%,  8/15/2029 424,358
GFL Environmental Holdings US,
Inc.
333,000 5.500%,  2/1/2034
a
333,767
GFL Environmental, Inc.
409,000 4.000%,  8/1/2028
a
402,534
Greenbrier Companies, Inc.,
Convertible
226,000 2.875%,  4/15/2028 254,996
Principal
Amount Long-Term Fixed Income  86.0% Value
Capital Goods  3.1% - continued
Herc Holdings, Inc.
$ 295,000 6.625%,  6/15/2029
a
$ 305,293
46,000 5.750%,  3/15/2031
a
46,327
238,000 7.250%,  6/15/2033
a,e
251,878
46,000 6.000%,  3/15/2034
a
46,233
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 308,418
Howmet Aerospace, Inc.
169,000 4.550%,  11/15/2032 169,814
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 219,278
Installed Building Products, Inc.
67,000 5.625%,  2/1/2034
a
67,385
JBT Marel Corporation,
Convertible
210,000 0.250%,  5/15/2026 214,431
326,000 0.375%,  9/15/2030
a
349,635
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 204,328
Martin Marietta Materials, Inc.
165,000 5.150%,  12/1/2034 168,152
Mauser Packaging Solutions
Holding Company
99,000 7.875%,  4/15/2030
a
100,856
Mirion Technologies, Inc.,
Convertible
233,000 0.250%,  6/1/2030
a
300,570
215,000 Zero Coupon,  10/1/2031
a
240,891
Mueller Water Products, Inc.
177,000 4.000%,  6/15/2029
a
172,256
New Enterprise Stone and Lime
Company, Inc.
409,000 5.250%,  7/15/2028
a
409,110
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 308,121
82,000 4.700%,  3/15/2033 82,791
OI European Group BV
394,000 4.750%,  2/15/2030
a
381,272
Owens-Brockway Glass Container,
Inc.
271,000 6.625%,  5/13/2027
a
271,780
146,000 7.375%,  6/1/2032
a,e
148,907
Patrick Industries, Inc., Convertible
155,000 1.750%,  12/1/2028
e
300,623
Quikrete Holdings, Inc.
705,000 6.375%,  3/1/2032
a
731,150
QXO Building Products, Inc.
279,000 6.750%,  4/30/2032
a
287,504
Resideo Funding, Inc.
184,000 6.500%,  7/15/2032
a
186,900
Reworld Holding Corporation
332,000 4.875%,  12/1/2029
a
321,401
Roller Bearing Company of
America, Inc.
161,000 4.375%,  10/15/2029
a
158,544
RTX Corporation
246,000 5.750%,  1/15/2029 257,777
798,000 4.500%,  6/1/2042 722,621
Sealed Air Corporation/Sealed Air
Corporation (US)
290,000 6.125%,  2/1/2028
a
294,329
Siemens Funding BV
293,000 5.800%,  5/28/2055
a
305,217

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Capital Goods  3.1% - continued
Smyrna Ready Mix Concrete, LLC
$ 570,000 8.875%,  11/15/2031
a
$ 607,674
Spirit AeroSystems, Inc.
582,000 4.600%,  6/15/2028 585,766
SRM Escrow Issuer, LLC
132,000 6.000%,  11/1/2028
a
132,412
Standard Building Solutions, Inc.
419,000 6.250%,  8/1/2033
a
428,284
181,000 5.875%,  3/15/2034
a,e
180,824
Standard Industries, Inc./NY
181,000 4.750%,  1/15/2028
a
180,054
181,000 3.375%,  1/15/2031
a
167,034
Synergy Infrastructure Holdings,
LLC
137,000 7.875%,  12/1/2030
a
142,910
Textron, Inc.
17,000 3.650%,  3/15/2027 16,933
TopBuild Corporation
122,000 4.125%,  2/15/2032
a
115,963
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 183,406
TransDigm, Inc.
174,000 6.750%,  8/15/2028
a
176,928
604,000 7.125%,  12/1/2031
a
633,420
515,000 6.625%,  3/1/2032
a
532,496
331,000 6.000%,  1/15/2033
a
337,254
44,000 6.250%,  1/31/2034
a
45,473
260,000 6.750%,  1/31/2034
a
269,104
United Rentals North America, Inc.
406,000 4.875%,  1/15/2028 406,089
340,000 4.000%,  7/15/2030 328,512
274,000 5.375%,  11/15/2033
a
273,839
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 65,174
Waste Pro USA, Inc.
165,000 7.000%,  2/1/2033
a
169,515
WESCO Distribution, Inc.
184,000 6.375%,  3/15/2029
a
189,708
129,000 6.625%,  3/15/2032
a
134,791
160,000 6.375%,  3/15/2033
a
166,603
Total 26,041,912
Collateralized Mortgage Obligations  12.6%
A&D Mortgage Trust
879,284
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
891,829
797,869
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
809,103
1,585,664
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,596,348
ACRA Trust
1,333,262
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
1,342,482
Archwest Mortgage Trust
1,500,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
1,506,035
Arroyo Mortgage Trust
1,500,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
a
1,450,084
Banc of America Alternative Loan
Trust
638,694
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 576,072
Principal
Amount Long-Term Fixed Income  86.0% Value
Collateralized Mortgage Obligations  12.6% -
continued
Banc of America Mortgage
Securities Trust
$ 104,268
5.062%,  9/25/2035, Ser.
2005-H, Class 2A1
b
$ 93,155
165,150
5.585%,  9/25/2035, Ser.
2005-H, Class 3A1
b
157,941
Bellemeade Re, Ltd.
1,450,000
6.197%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
1,462,565
CAFL Issuer, LLC
689,679
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
654,918
CFST Mortgage Trust
1,600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,619,239
CHNGE Mortgage Trust
1,056,184
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,044,605
272,654
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
272,903
1,071,808
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
1,068,508
362,626
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
364,039
CIM Trust
787,746
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
787,930
Citigroup Mortgage Loan Trust,
Inc.
183,751
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 182,806
761,251
5.107%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
687,147
COLT Mortgage Loan Trust
913,888
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
920,434
882,079
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
889,823
Countrywide Alternative Loan Trust
216,213
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 178,198
302,359
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 238,919
297,063
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 202,768
87,473
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 69,063
170,336
7.000%,  10/25/2037, Ser.
2007-24, Class A10 54,281
CSMC Trust
251,682
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
225,840
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
415,680
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 364,033
Federal Home Loan Mortgage
Corporation - REMIC
496,544
4.000%,  1/25/2051, Ser.
5249, Class LA 493,516

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Collateralized Mortgage Obligations  12.6% -
continued
$ 1,348,723
7.697%,  (SOFR30A +
4.000%), 2/25/2026, Ser.
5567, Class MB
b
$ 1,389,538
1,550,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,562,766
8,848,173
1.500%,  3/25/2051, Ser.
5092, Class IC
f
735,920
1,325,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,321,688
1,000,000
5.000%,  5/25/2055, Ser.
5537, Class KM 981,902
818,596
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 695,163
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,257,988
11,195,710
1.500%,  12/25/2050, Ser.
5107, Class IO
f
1,076,438
2,724,272
2.000%,  12/25/2050, Ser.
5051, Class WI
f
356,424
69,192
3.000%,  5/15/2027, Ser.
4046, Class GI
f
615
141,794
3.000%,  7/15/2027, Ser.
4084, Class NI
f
2,080
620,655
3.500%,  10/15/2032, Ser.
4119, Class KI
f
44,117
497,476
3.000%,  4/15/2033, Ser.
4203, Class DI
f
17,594
Federal Home Loan Mortgage
Corporation STRIPS
817,444
3.500%,  8/15/2035, Ser.
345, Class C8
f
72,418
Federal National Mortgage
Association - REMIC
1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,291,501
1,850,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,814,484
1,000,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 979,449
1,827,342
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
243,022
98,445
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
1,221
107,670
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
1,099
388,425
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
5,630
284,288
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
3,715
102,277
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,401
239,984
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
2,882
103,485
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
1,766
230,048
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
3,434
222,258
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
4,540
507,668
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
33,749
Principal
Amount Long-Term Fixed Income  86.0% Value
Collateralized Mortgage Obligations  12.6% -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 82,911
5.170%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 78,164
Flagstar Mortgage Trust
1,261,707
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,108,394
1,464,469
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
1,230,154
610,737
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
558,031
GCAT Trust
1,547,133
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
1,584,482
1,000,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,000,555
735,398
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
708,171
1,268,729
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,289,049
GMAC Mortgage Corporation
Loan Trust
280,045
4.007%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
251,453
GMACM Mortgage Loan Trust
11,988
3.696%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
9,817
GS Mortgage-Backed Securities
Trust
1,102,229
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,109,599
Home Equity Asset Trust
913,092
5.107%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
888,863
Home Re, Ltd.
1,032,306
8.297%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,057,598
1,300,000
6.378%,  (SOFR30A +
2.150%), 1/25/2036, Ser.
2026-1, Class M1B
a,b
1,301,744
HOMES Trust
875,000
6.950%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
872,176
IndyMac IMJA Mortgage Loan
Trust
282,002
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 105,472
IndyMac INDA Mortgage Loan
Trust
1,387,821
3.479%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,063,449
J.P. Morgan Alternative Loan Trust
269,504
4.891%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
200,357
J.P. Morgan Mortgage Trust
373,895
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
324,856
582,506
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
580,449
704,948
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
704,819

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Collateralized Mortgage Obligations  12.6% -
continued
$ 130,808
5.539%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
$ 126,831
LHOME Mortgage Trust
1,210,151
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
1,211,759
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,709,580
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
1,236,231
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
1,009,801
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
1,633,427
Long Beach Mortgage Loan Trust
930,617
5.287%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
983,343
Merrill Lynch Alternative Note
Asset Trust
503,701
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 156,707
MFA Trust
220,290
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
218,265
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,804,744
Morgan Stanley Residential
Mortgage Loan Trust
1,111,877
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
1,120,292
MortgageIT Securities Corporation
Mortgage Loan Trust
1,384,720
4.247%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,224,392
New Residential Mortgage Loan
Trust
1,800,000
3.873%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,457,798
NYMT Loan Trust
2,172,321
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
2,182,790
PMT Loan Trust
1,650,000
5.000%,  1/25/2057, Ser.
2026-J1, Class A8
a,b
1,603,095
1,582,034
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,607,372
1,750,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
1,794,029
1,150,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,150,548
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,015,492
PRET, LLC
500,000
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d,g
500,273
646,393
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,d
648,731
950,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
958,612
PRKCM Trust
183,229
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
183,280
Principal
Amount Long-Term Fixed Income  86.0% Value
Collateralized Mortgage Obligations  12.6% -
continued
$ 444,324
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
$ 449,539
PRPM Trust
1,035,000
6.205%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,031,640
1,350,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,369,333
PRPM, LLC
998,593
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
988,730
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
1,251,483
1,377,646
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
1,378,419
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
1,751,939
1,471,295
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
1,472,701
1,577,097
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,d
1,588,180
Radnor Re, Ltd.
1,562,149
6.597%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
1,571,518
RCO IX Mortgage, LLC
927,373
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
930,541
1,108,397
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
1,111,395
Residential Accredit Loans, Inc.
Trust
225,347
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 200,934
332,122
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 265,851
158,850
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 135,906
Residential Funding Mortgage
Security I Trust
332,222
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 270,310
Roc Mortgage Trust
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,763,969
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
1,760,922
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
1,664,168
Santander Mortgage Asset
Receivable Trust
614,698
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
617,326
Sequoia Mortgage Trust
150,708
3.542%,  9/20/2046, Ser.
2007-1, Class 4A1
b
98,525
Structured Adjustable Rate
Mortgage Loan Trust
80,375
4.639%,  7/25/2035, Ser.
2005-15, Class 4A1
b
70,901

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Collateralized Mortgage Obligations  12.6% -
continued
Toorak Mortgage Trust
$ 1,017,577
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
$ 1,019,264
1,750,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
1,761,465
Triangle Re, Ltd.
353,624
7.097%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
356,594
TVC Mortgage Trust
1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
1,554,511
Verus Securitization Trust
1,423,368
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
1,439,059
1,523,099
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,356,669
598,498
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
545,009
759,752
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
757,401
Vontive Mortgage Trust
1,325,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,359,430
Washington Mutual Mortgage
Pass-Through Certificates
282,113
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 248,314
Total 107,814,118
Commercial Mortgage-Backed Securities  1.7%
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,020,347
BANK
13,340,809
0.413%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
285,371
7,178,773
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
334,435
1,750,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
1,723,668
BBCMS Mortgage Trust
7,087,344
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
432,587
1,500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,536,086
BMO Mortgage Trust
39,767,379
1.012%,  10/15/2058, Ser.
2025-C13, Class XA
b,f
3,067,632
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
490,451
Home Partners of America Trust
1,219,414
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,107,144
HTAP Issuer Trust
1,605,366
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,617,873
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,264,812
Principal
Amount Long-Term Fixed Income  86.0% Value
Commercial Mortgage-Backed Securities  1.7%
- continued
Velocity Commercial Capital Loan
Trust
$ 547,041
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
$ 560,990
777,638
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
791,516
614,727
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
635,923
Total 14,868,835
Communications Services  3.5%
AMC Networks, Inc.
405,000 10.250%,  1/15/2029
a
422,291
American Tower Corporation
144,000 1.450%,  9/15/2026 141,767
243,000 5.500%,  3/15/2028 249,818
160,000 5.800%,  11/15/2028 167,075
192,000 3.800%,  8/15/2029 189,326
333,000 5.000%,  1/31/2030 341,089
AppLovin Corporation
570,000 5.375%,  12/1/2031 589,150
AT&T, Inc.
300,000 5.700%,  3/1/2057 287,408
543,000 6.050%,  8/15/2056 543,456
792,000 3.550%,  9/15/2055 526,029
Bell Telephone Company of
Canada
153,000 7.000%,  9/15/2055
b
160,471
Cable One, Inc.
109,000 4.000%,  11/15/2030
a,e
79,336
CCO Holdings, LLC/CCO Holdings
Capital Corporation
377,000 5.125%,  5/1/2027
a
377,154
178,000 5.000%,  2/1/2028
a
177,020
145,000 5.375%,  6/1/2029
a
143,391
351,000 6.375%,  9/1/2029
a
354,355
1,041,000 4.750%,  3/1/2030
a
994,468
161,000 4.500%,  8/15/2030
a
151,314
351,000 4.250%,  2/1/2031
a
321,356
119,000 4.750%,  2/1/2032
a
108,693
187,000 7.000%,  2/1/2033
a
188,806
301,000 4.250%,  1/15/2034
a,e
254,252
250,000 7.375%,  2/1/2036
a
250,300
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
331,000 6.700%,  12/1/2055
e
319,627
234,000 6.550%,  6/1/2034 245,801
Clear Channel Outdoor Holdings,
Inc.
258,000 7.875%,  4/1/2030
a
271,640
Comcast Corporation
395,000 6.050%,  5/15/2055
e
391,284
483,000 5.650%,  6/1/2054 452,757
17,000 3.400%,  4/1/2030 16,471
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 202,464
114,000 4.900%,  9/1/2029 115,946
Deluxe Corporation
419,000 8.125%,  9/15/2029
a
439,653

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Communications Services  3.5% - continued
Deutsche Telekom International
Finance BV
$ 499,000 8.750%,  6/15/2030 $ 581,913
DIRECTV Financing, LLC
93,000 8.875%,  2/1/2030
a
94,215
277,000 8.875%,  2/1/2030
a
280,465
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
512,000 5.875%,  8/15/2027
a
514,494
226,000 10.000%,  2/15/2031
a
232,800
FiberCop SPA
630,000 6.000%,  9/30/2034
a
611,788
Getty Images, Inc.
185,000 10.500%,  11/15/2030
a
187,326
Gray Media, Inc.
177,000 7.250%,  8/15/2033
a
181,208
Iliad Holding SAS
476,000 8.500%,  4/15/2031
a
509,710
104,000 7.000%,  4/15/2032
a
106,596
Level 3 Financing, Inc.
94,000 3.625%,  1/15/2029
a
87,196
418,000 6.875%,  6/30/2033
a
430,745
418,000 7.000%,  3/31/2034
a
432,967
252,000 8.500%,  1/15/2036
a
257,981
Lumen Technologies, Inc.
104,562 4.125%,  4/15/2030
a
104,562
McGraw-Hill Education, Inc.
361,000 5.750%,  8/1/2028
a
362,600
Meta Platforms, Inc.
333,000 5.550%,  8/15/2064 305,707
407,000 5.625%,  11/15/2055 387,253
407,000 5.500%,  11/15/2045 391,385
Nexstar Media, Inc.
282,000 4.750%,  11/1/2028
a,e
280,297
Orange SA
613,000 4.250%,  1/13/2031
a
607,853
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
260,000 4.625%,  3/15/2030
a
253,879
Paramount Global
286,000 6.375%,  3/30/2062
b
268,954
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b
204,788
141,000 7.000%,  4/15/2055
b
146,255
153,000 7.125%,  4/15/2055
b
160,443
266,000 5.000%,  2/15/2029 271,440
Scripps Escrow II, Inc.
239,000 3.875%,  1/15/2029
a,e
220,574
Sinclair Television Group, Inc.
91,000 8.125%,  2/15/2033
a
94,132
Sirius XM Radio, LLC
325,000 4.000%,  7/15/2028
a
317,466
130,000 4.125%,  7/1/2030
a
122,593
305,000 3.875%,  9/1/2031
a,e
278,573
Snap, Inc.
185,000 6.875%,  3/15/2034
a
188,908
Snap, Inc., Convertible
117,000 0.125%,  3/1/2028 106,727
360,000 0.500%,  5/1/2030
e
310,028
SoftBank Corporation
500,000 5.332%,  7/9/2035
a
500,763
Principal
Amount Long-Term Fixed Income  86.0% Value
Communications Services  3.5% - continued
Sprint Capital Corporation
$ 220,000 8.750%,  3/15/2032 $ 266,425
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 178,689
Telecom Italia Capital SA
92,000 6.000%,  9/30/2034 94,256
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
199,345
TELUS Corporation
501,000 6.625%,  10/15/2055
b
512,388
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 150,571
344,000 5.250%,  6/15/2055 311,278
338,000 3.375%,  4/15/2029 329,945
240,000 5.125%,  5/15/2032 246,688
360,000 4.950%,  11/15/2035 356,870
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
440,000 4.750%,  4/15/2028
a
439,044
Uniti Services, LLC
232,000 7.500%,  10/15/2033
a
239,529
Univision Communications, Inc.
74,000 8.000%,  8/15/2028
a
76,368
245,000 4.500%,  5/1/2029
a
234,013
270,000 7.375%,  6/30/2030
a
273,538
179,000 8.500%,  7/31/2031
a
186,671
Verizon Communications, Inc.
135,000 5.875%,  11/30/2055 133,260
209,000 6.000%,  11/30/2065 206,747
383,000 5.250%,  4/2/2035 387,989
524,000 5.401%,  7/2/2037 528,664
Viasat, Inc.
188,000 5.625%,  4/15/2027
a
188,100
Virgin Media Finance plc
214,000 5.000%,  7/15/2030
a
186,987
Virgin Media O2 Vendor Financing
Notes VI DAC
200,000 8.500%,  3/15/2033
a
198,252
Virgin Media Secured Finance plc
460,000 5.500%,  5/15/2029
a
453,703
Virgin Media Vendor Financing
Notes IV DAC
322,000 5.000%,  7/15/2028
a
322,000
VMED O2 UK Financing I plc
192,000 7.750%,  4/15/2032
a
197,452
Vodafone Group plc
193,000 4.125%,  6/4/2081
b
181,616
270,000 5.125%,  6/4/2081
b
214,318
352,000 7.000%,  4/4/2079
b
371,177
VZ Secured Financing BV
388,000 5.000%,  1/15/2032
a
350,348
WarnerMedia Holdings, Inc.
184,000 5.141%,  3/15/2052 122,292
797,000 4.054%,  3/15/2029 773,126
328,000 4.279%,  3/15/2032 288,640
616,000 5.050%,  3/15/2042 432,740
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
245,000 8.250%,  10/1/2031
a
256,644
Zegona Finance plc
170,000 8.625%,  7/15/2029
a
179,220

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Communications Services  3.5% - continued
Ziggo BV
$ 198,000 4.875%,  1/15/2030
a
$ 186,925
Total 30,124,370
Consumer Cyclical  4.9%
1011778 B.C., ULC/New Red
Finance, Inc.
127,000 3.875%,  1/15/2028
a
125,105
190,000 6.125%,  6/15/2029
a
194,782
328,000 5.625%,  9/15/2029
a
333,550
Adient Global Holdings, Ltd.
123,000 8.250%,  4/15/2031
a
128,877
188,000 7.500%,  2/15/2033
a
195,209
ADT Security Corporation
149,000 4.125%,  8/1/2029
a
145,168
446,000 4.875%,  7/15/2032
a
431,890
Advance Auto Parts, Inc.
278,000 7.000%,  8/1/2030
a
282,713
120,000 7.375%,  8/1/2033
a
121,800
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
418,000 4.625%,  6/1/2028
a
412,345
30,000 4.625%,  6/1/2028
a
29,648
Allison Transmission, Inc.
142,000 3.750%,  1/30/2031
a
133,854
American Axle & Manufacturing,
Inc.
516,000 5.000%,  10/1/2029 503,429
183,000 6.375%,  10/15/2032
a
186,714
183,000 7.750%,  10/15/2033
a
188,257
American Honda Finance
Corporation
241,000 4.900%,  1/10/2034 241,724
363,000 5.100%,  1/8/2036
e
361,577
Asbury Automotive Group, Inc.
180,000 5.000%,  2/15/2032
a
174,924
Ashton Woods USA, LLC/Ashton
Woods Finance Company
181,000 4.625%,  8/1/2029
a
173,359
Aston Martin Capital Holdings, Ltd.
320,000 10.000%,  3/31/2029
a
285,613
Bath & Body Works, Inc.
148,000 6.950%,  3/1/2033 147,505
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
400,000 9.500%,  7/1/2032
a
381,216
Beach Acquisition Bidco, LLC
185,512
0.000%,PIK 10.750%,
7/15/2033
a,h
204,126
Belron UK Finance plc
355,000 5.750%,  10/15/2029
a
361,760
Block Financial, LLC
552,000 5.375%,  9/15/2032 552,979
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
280,000 5.125%,  4/15/2029
a,e
248,202
Boyd Gaming Corporation
297,000 4.750%,  6/15/2031
a
289,315
Brightstar Lottery plc
482,000 5.250%,  1/15/2029
a
481,246
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
182,000 5.750%,  1/15/2033
a
180,930
Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Cyclical  4.9% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 298,000 4.875%,  2/15/2030
a
$ 278,195
Burlington Stores, Inc., Convertible
174,000 1.250%,  12/15/2027 263,349
Caesars Entertainment, Inc.
439,000 4.625%,  10/15/2029
a
421,599
220,000 6.500%,  2/15/2032
a
224,955
201,000 6.000%,  10/15/2032
a,e
195,545
Carnival Corporation
185,000 5.125%,  5/1/2029
a
187,168
619,000 5.750%,  8/1/2032
a
635,728
140,000 6.125%,  2/15/2033
a
144,019
Carvana Company
211,000
9.000%,PIK 0.000%,
6/1/2030
a,h
220,009
393,280
9.000%,PIK 0.000%,
6/1/2031
a,h
432,634
CBRE Services, Inc.
337,000 4.900%,  1/15/2033 338,323
Churchill Downs, Inc.
157,000 4.750%,  1/15/2028
a
156,464
Cracker Barrel Old Country Store,
Inc., Convertible
30,000 1.750%,  9/15/2030
a
23,869
Cushman & Wakefield US
Borrower, LLC
90,000 6.750%,  5/15/2028
a
90,564
Dana, Inc.
144,000 4.500%,  2/15/2032
e
136,187
DraftKings Holdings, Inc.,
Convertible
595,000 Zero Coupon,  3/15/2028 538,790
Dream Finders Homes, Inc.
278,000 6.875%,  9/15/2030
a
281,574
eG Global Finance plc
90,000 12.000%,  11/30/2028
a
97,414
Expedia Group, Inc.
512,000 5.400%,  2/15/2035 522,926
EZCORP, Inc., Convertible
135,000 3.750%,  12/15/2029
a
272,970
Flutter Treasury DAC
209,000 5.875%,  6/4/2031
a
211,707
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 270,364
255,000 2.900%,  2/10/2029 241,661
275,000 7.122%,  11/7/2033 297,139
Forestar Group, Inc.
331,000 6.500%,  3/15/2033
a
338,430
FORVIA SE
300,000 8.000%,  6/15/2030
a
320,271
251,000 6.750%,  9/15/2033
a
257,361
Gap, Inc.
130,000 3.625%,  10/1/2029
a
123,638
118,000 3.875%,  10/1/2031
a
109,393
Garrett Motion Holdings, Inc./
Garrett LX I SARL
256,000 7.750%,  5/31/2032
a
271,029
General Motors Company
395,000 5.350%,  4/15/2028 404,964

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Cyclical  4.9% - continued
General Motors Financial
Company, Inc.
$ 81,000 5.750%,  9/30/2027
b,i
$ 80,535
250,000 5.800%,  6/23/2028 259,000
412,000 4.900%,  10/6/2029 418,632
70,000 5.700%,  9/30/2030
b,e,i
70,343
121,000 5.750%,  2/8/2031 127,176
184,000 5.625%,  4/4/2032 191,682
306,000 5.950%,  4/4/2034 321,139
249,000 5.450%,  1/8/2036
e
250,077
Genting New York, LLC/GENNY
Capital, Inc.
296,000 7.250%,  10/1/2029
a
305,914
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
144,000 8.375%,  1/15/2029
a
143,132
188,000 11.500%,  8/15/2029
a
199,280
150,000 8.750%,  1/15/2032
a
144,895
Goodyear Tire & Rubber Company
180,000 4.875%,  3/15/2027 179,416
185,000 5.000%,  7/15/2029
e
181,176
Group 1 Automotive, Inc.
110,000 6.375%,  1/15/2030
a
112,917
Hilton Domestic Operating
Company, Inc.
513,000 4.875%,  1/15/2030 514,002
90,000 4.000%,  5/1/2031
a
85,909
150,000 3.625%,  2/15/2032
a
138,862
185,000 5.750%,  9/15/2033
a
188,469
Home Depot, Inc.
181,000 5.300%,  6/25/2054 173,752
181,000 5.400%,  6/25/2064 173,290
208,000 3.250%,  4/15/2032 196,050
Hyundai Capital America
115,000 5.500%,  3/30/2026
a
115,304
221,000 3.000%,  2/10/2027
a
218,653
166,000 6.500%,  1/16/2029
a
176,060
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
202,033
Jacobs Entertainment, Inc.
385,000 6.750%,  2/15/2029
a
380,118
K Hovnanian Enterprises, Inc.
138,000 8.000%,  4/1/2031
a
141,376
KB Home
440,000 4.800%,  11/15/2029 438,065
Kingpin Intermediate Holdings,
LLC
183,000 7.250%,  10/15/2032
a,e
175,065
L Brands, Inc.
369,000 6.625%,  10/1/2030
a
377,894
248,000 6.875%,  11/1/2035 250,814
Las Vegas Sands Corporation
150,000 5.900%,  6/1/2027 152,754
164,000 5.625%,  6/15/2028 167,905
Lennar Corporation
411,000 5.200%,  7/30/2030 423,612
Life Time, Inc.
263,000 6.000%,  11/15/2031
a
269,651
Light & Wonder International, Inc.
165,000 7.250%,  11/15/2029
a
169,397
Lindblad Expeditions, LLC
185,000 7.000%,  9/15/2030
a
193,128
Lithia Motors, Inc.
189,000 4.625%,  12/15/2027
a
188,642
Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Cyclical  4.9% - continued
Live Nation Entertainment, Inc.
$ 201,000 4.750%,  10/15/2027
a
$ 200,938
Live Nation Entertainment, Inc.,
Convertible
134,000 3.125%,  1/15/2029 197,194
170,000 2.875%,  1/15/2030 179,945
208,000 2.875%,  10/15/2031
a
207,542
Lowe's Companies, Inc.
82,000 4.500%,  4/15/2030 82,987
Macy's Retail Holdings, LLC
92,000 7.375%,  8/1/2033
a,e
97,149
333,000 6.375%,  3/15/2037 313,715
Marriott International, Inc./MD
282,000 5.100%,  4/15/2032 290,093
Marriott Ownership Resorts, Inc.
739,000 6.500%,  10/1/2033
a
703,153
Marriott Vacations Worldwide
Corporation, Convertible
108,000 3.250%,  12/15/2027 103,734
Match Group Holdings II, LLC
392,000 4.125%,  8/1/2030
a
369,483
167,000 6.125%,  9/15/2033
a
167,620
Mattamy Group Corporation
227,000 6.000%,  12/15/2033
a
223,043
McDonald's Corporation
152,000 4.950%,  8/14/2033 156,203
Melco Resorts Finance, Ltd.
246,000 5.375%,  12/4/2029
a
243,462
460,000 7.625%,  4/17/2032
a
482,347
251,000 6.500%,  9/24/2033
a
250,407
Meritage Homes Corporation
357,000 5.650%,  3/15/2035 364,212
Meritage Homes Corporation,
Convertible
91,000 1.750%,  5/15/2028 92,343
MGM Resorts International
361,000 6.125%,  9/15/2029 369,233
Michaels Companies, Inc.
128,000 5.250%,  5/1/2028
a
126,604
83,000 7.875%,  5/1/2029
a
80,868
Millrose Properties, Inc.
233,000 6.375%,  8/1/2030
a
237,820
124,000 6.250%,  9/15/2032
a
125,399
Muvico, LLC
150,454
9.000%,PIK 6.000%,
2/19/2029
a,e,h
148,240
NCL Corporation, Ltd.
598,000 6.750%,  2/1/2032
a
612,834
231,000 6.250%,  9/15/2033
a
232,276
New Home Company, Inc.
186,000 8.500%,  11/1/2030
a
193,746
Nissan Motor Acceptance
Company, LLC
370,000 5.625%,  9/29/2028
a
371,269
370,000 6.125%,  9/30/2030
a
368,973
Nissan Motor Company, Ltd.
367,000 4.810%,  9/17/2030
a
346,464
Petco Health and Wellness
Company, Inc.
83,000 8.250%,  2/1/2031
a,g
83,217
PetSmart, LLC/PetSmart Finance
Corporation
492,000 7.500%,  9/15/2032
a
504,527

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Cyclical  4.9% - continued
Phinia, Inc.
$ 271,000 6.625%,  10/15/2032
a
$ 282,124
Rakuten Group, Inc.
269,000 11.250%,  2/15/2027
a
286,554
310,000 9.750%,  4/15/2029
a
347,310
250,000 8.125%,  12/15/2029
a,b,i
258,747
Raven Acquisition Holdings, LLC
344,000 6.875%,  11/15/2031
a
344,731
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
160,000 4.625%,  4/16/2029
a
145,980
S&S Holdings, LLC
278,000 8.375%,  10/1/2031
a
265,055
Service Corporation International/
US
180,000 3.375%,  8/15/2030 168,382
127,000 4.000%,  5/15/2031 120,856
286,000 5.750%,  10/15/2032 290,537
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
90,000 5.375%,  4/15/2027 90,009
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
90,000 6.625%,  5/1/2032
a,e
91,966
Staples, Inc.
228,000 10.750%,  9/1/2029
a
224,040
Station Casinos, LLC
147,000 4.625%,  12/1/2031
a,e
141,120
Stellantis Finance US, Inc.
200,000 6.450%,  3/18/2035
a
208,425
Stellantis Financial Services US
Corporation
228,000 5.400%,  9/15/2030
a
231,591
Taylor Morrison Communities, Inc.
137,000 5.750%,  11/15/2032
a
140,620
Tenneco, Inc.
386,000 8.000%,  11/17/2028
a
388,297
Toyota Motor Credit Corporation
415,000 4.800%,  1/11/2036 411,687
Uber Technologies, Inc.
315,000 4.800%,  9/15/2034 313,344
335,000 4.800%,  9/15/2035 331,427
Uber Technologies, Inc.,
Convertible
148,000 Zero Coupon,  5/15/2028
a
147,260
218,000 0.875%,  12/1/2028 279,265
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
501,283
Victoria's Secret & Company
88,000 4.625%,  7/15/2029
a
86,050
Victra Holdings, LLC/Victra
Finance Corporation
238,000 8.750%,  9/15/2029
a
250,543
Viking Cruises, Ltd.
551,000 5.875%,  10/15/2033
a
558,599
Wayfair, LLC
123,000 7.250%,  10/31/2029
a
128,607
184,000 6.750%,  11/15/2032
a,e
190,177
Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Cyclical  4.9% - continued
Wynn Macau, Ltd.
$ 320,000 6.750%,  2/15/2034
a
$ 324,358
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
a
151,449
165,000 7.125%,  2/15/2031
a
177,775
Yum! Brands, Inc.
536,000 4.750%,  1/15/2030
a
534,684
ZF North America Capital, Inc.
303,000 7.125%,  4/14/2030
a
310,087
188,000 6.750%,  4/23/2030
a
188,495
237,000 6.875%,  4/23/2032
a
236,328
Total 41,976,977
Consumer Non-Cyclical  4.5%
1261229 B.C., Ltd.
347,000 10.000%,  4/15/2032
a
356,111
AbbVie, Inc.
406,000 5.500%,  3/15/2064 393,192
607,000 4.500%,  5/14/2035 594,356
247,000 5.350%,  3/15/2044 244,299
Acadia Healthcare Company, Inc.
270,000 5.000%,  4/15/2029
a
259,217
224,000 7.375%,  3/15/2033
a,e
221,266
AdaptHealth, LLC
496,000 4.625%,  8/1/2029
a
479,071
Albertsons Companies, Inc.
125,000 5.625%,  3/31/2032
a,g
124,873
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
331,000 4.625%,  1/15/2027
a
330,753
601,000 3.500%,  3/15/2029
a
576,818
92,000 5.500%,  3/31/2031
a
92,163
76,000 6.250%,  3/15/2033
a
77,604
431,000 5.750%,  3/31/2034
a,g
423,877
Altria Group, Inc.
166,000 6.200%,  11/1/2028 174,909
Amneal Pharmaceuticals, LLC
92,000 6.875%,  8/1/2032
a
96,873
Anheuser-Busch InBev Worldwide,
Inc.
1,107,000 5.450%,  1/23/2039 1,140,778
BAT Capital Corporation
141,000 7.750%,  10/19/2032 164,578
Bausch + Lomb Corporation
106,000 8.375%,  10/1/2028
a
110,505
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 167,183
221,000 2.823%,  5/20/2030 208,419
BellRing Brands, Inc.
149,000 7.000%,  3/15/2030
a
153,105
BioMarin Pharmaceutical, Inc.
203,000 5.500%,  2/15/2034
a,g
203,562
BioMarin Pharmaceutical, Inc.,
Convertible
148,000 1.250%,  5/15/2027 143,323
Bristol-Myers Squibb Company
166,000 5.750%,  2/1/2031 177,250
41,000 5.900%,  11/15/2033 44,570
Bunge, Ltd. Finance Corporation
324,000 3.200%,  4/21/2031 305,142
99,000 4.650%,  9/17/2034 97,177

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Non-Cyclical  4.5% - continued
Cargill, Inc.
$ 179,000 5.375%,  10/23/2055
a
$ 171,868
672,000 5.125%,  2/11/2035
a
690,085
Cencora, Inc.
334,000 5.150%,  2/15/2035 340,867
Central Garden & Pet Company
244,000 4.125%,  10/15/2030
e
234,272
Champ Acquisition Corporation
148,000 8.375%,  12/1/2031
a
157,800
Chefs' Warehouse, Inc.,
Convertible
170,000 2.375%,  12/15/2028 261,069
CHS/Community Health Systems,
Inc.
267,000 6.000%,  1/15/2029
a
266,279
186,000 6.875%,  4/15/2029
a
171,036
231,000 10.875%,  1/15/2032
a
248,680
379,000 9.750%,  1/15/2034
a
395,139
Cigna Group
167,000 5.600%,  2/15/2054 161,055
213,000 2.400%,  3/15/2030 198,220
586,000 4.875%,  9/15/2032 593,141
528,000 5.250%,  1/15/2036 535,361
Conagra Brands, Inc.
497,000 5.750%,  8/1/2035
e
505,972
Concentra Health Services, Inc.
163,000 6.875%,  7/15/2032
a,e
170,662
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 165,914
110,000 4.900%,  5/1/2033 110,523
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
187,000 5.600%,  1/15/2031
a
189,278
CVS Health Corporation
257,000 7.000%,  3/10/2055
b
268,988
318,000 6.050%,  6/1/2054 314,280
531,000 6.750%,  12/10/2054
b
552,021
15,000 4.300%,  3/25/2028 15,049
488,000 4.780%,  3/25/2038 458,042
515,000 6.000%,  6/1/2044 516,247
DaVita, Inc.
206,000 3.750%,  2/15/2031
a
188,962
319,000 6.875%,  9/1/2032
a
328,583
186,000 6.750%,  7/15/2033
a
190,908
Edgewell Personal Care Company
431,000 5.500%,  6/1/2028
a
431,140
Eli Lilly & Company
328,000 5.000%,  2/9/2054 303,183
216,000 5.500%,  2/12/2055 214,919
435,000 4.550%,  10/15/2032 440,756
Embecta Corporation
175,000 6.750%,  2/15/2030
a
169,282
Encompass Health Corporation
280,000 4.500%,  2/1/2028 278,683
Endo Finance Holdings, LP
303,000 8.500%,  4/15/2031
a,e
320,606
Energizer Holdings, Inc.
324,000 6.000%,  9/15/2033
a
311,393
Envista Holdings Corporation,
Convertible
75,000 1.750%,  8/15/2028 72,609
Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Non-Cyclical  4.5% - continued
General Mills, Inc.
$ 62,000 4.950%,  3/29/2033 $ 62,709
Genmab AS/Genmab Finance,
LLC
454,000 6.250%,  12/15/2032
a
465,367
Grifols SA
170,000 4.750%,  10/15/2028
a
167,482
HCA, Inc.
171,000 5.950%,  9/15/2054 168,700
414,000 5.250%,  3/1/2030 427,373
426,000 4.600%,  11/15/2032 422,022
390,000 5.750%,  3/1/2035 407,845
HLF Financing SARL, LLC/
Herbalife International, Inc.
274,000 12.250%,  4/15/2029
a
294,591
206,000 4.875%,  6/1/2029
a,e
195,492
Insulet Corporation
112,000 6.500%,  4/1/2033
a
116,559
Integer Holdings Corporation,
Convertible
136,000 2.125%,  2/15/2028 160,820
404,000 1.875%,  3/15/2030
a
384,608
IQVIA, Inc.
372,000 6.250%,  6/1/2032
a
386,489
Jazz Investments I, Ltd.,
Convertible
235,000 2.000%,  6/15/2026 259,757
214,000 3.125%,  9/15/2030 278,628
Jazz Securities DAC
223,000 4.375%,  1/15/2029
a
219,414
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
446,000 6.375%,  4/15/2066 450,835
342,000 5.950%,  4/20/2035 359,387
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
173,000 3.625%,  1/15/2032 162,442
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
344,000 9.000%,  2/15/2029
a
360,431
Kenvue, Inc.
509,000 4.850%,  5/22/2032 519,576
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 168,315
164,000 5.000%,  6/4/2042 149,576
Kroger Company
121,000 4.500%,  1/15/2029 122,689
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
a
169,910
190,000 4.375%,  1/31/2032
a
181,016
LCI Industries, Convertible
270,000 3.000%,  3/1/2030
a
366,390
LifePoint Health, Inc.
172,000 9.875%,  8/15/2030
a
184,528
136,000 10.000%,  6/1/2032
a
143,483
L'Oreal SA
200,000 5.000%,  5/20/2035
a
203,560
Mars, Inc.
67,000 5.650%,  5/1/2045
a
67,583
Medline Borrower, LP
144,000 3.875%,  4/1/2029
a
140,792

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Non-Cyclical  4.5% - continued
$ 311,000 5.250%,  10/1/2029
a
$ 311,537
Merck & Company, Inc.
371,000 5.550%,  12/4/2055 364,513
Newell Brands, Inc.
186,000 6.375%,  9/15/2027 187,570
276,000 6.625%,  9/15/2029 276,293
175,000 6.375%,  5/15/2030 172,975
183,000 7.500%,  4/1/2046 154,528
Novartis Capital Corporation
429,000 4.700%,  9/18/2054 380,903
Organon & Company/Organon
Foreign Debt Co-Issuer BV
127,000 4.125%,  4/30/2028
a
124,564
491,000 5.125%,  4/30/2031
a
445,903
Performance Food Group, Inc.
396,000 4.250%,  8/1/2029
a
387,744
Perrigo Finance Unlimited
Company
302,000 4.900%,  6/15/2030 292,929
250,000 6.125%,  9/30/2032 245,882
Pfizer, Inc.
228,000 4.500%,  11/15/2032 228,727
Philip Morris International, Inc.
256,000 5.250%,  2/13/2034 264,272
Post Holdings, Inc.
425,000 4.500%,  9/15/2031
a
402,630
249,000 6.250%,  10/15/2034
a,e
250,782
273,000 6.500%,  3/15/2036
a
273,247
Post Holdings, Inc., Convertible
330,000 2.500%,  8/15/2027 362,340
Prime Healthcare Services, Inc.
600,000 9.375%,  9/1/2029
a
624,750
Radiology Partners, Inc.
142,000 8.500%,  7/15/2032
a
149,096
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
242,100
200,000 2.076%,  12/13/2031
a
177,838
Royalty Pharma plc
238,000 5.150%,  9/2/2029 245,129
306,000 5.200%,  9/25/2035 307,593
Select Medical Corporation
169,000 6.250%,  12/1/2032
a,e
164,012
Simmons Foods, Inc.
283,000 4.625%,  3/1/2029
a
272,750
Sotera Health Holdings, LLC
192,000 7.375%,  6/1/2031
a
202,025
Spectrum Brands, Inc.,
Convertible
182,000 3.375%,  6/1/2029 175,630
Star Parent, Inc.
170,000 9.000%,  10/1/2030
a
179,430
Stryker Corporation
333,000 5.200%,  2/10/2035 341,180
Surgery Center Holdings, Inc.
167,000 7.250%,  4/15/2032
a
168,138
Sysco Corporation
128,000 5.950%,  4/1/2030 135,597
Takeda Pharmaceutical Company,
Ltd.
280,000 5.650%,  7/5/2054 275,610
297,000 5.000%,  11/26/2028 303,981
200,000 5.650%,  7/5/2044 201,278
Principal
Amount Long-Term Fixed Income  86.0% Value
Consumer Non-Cyclical  4.5% - continued
TEAM Services Holding, Inc.
$ 133,000 9.000%,  2/15/2033
a,g
$ 133,499
Tenet Healthcare Corporation
545,000 4.375%,  1/15/2030 535,543
404,000 6.750%,  5/15/2031 419,616
274,000 5.500%,  11/15/2032
a
276,821
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 232,952
US Acute Care Solutions, LLC
344,000 9.750%,  5/15/2029
a
345,506
Whirlpool Corporation
100,000 6.500%,  6/15/2033
e
98,679
Winnebago Industries, Inc.,
Convertible
205,000 3.250%,  1/15/2030 198,337
Wyeth, LLC
382,000 6.500%,  2/1/2034 427,844
Zoetis, Inc., Convertible
241,000 0.250%,  6/15/2029
a
246,422
Total 38,680,910
Energy  3.7%
Aethon United BR, LP/Aethon
United Finance Corporation
84,000 7.500%,  10/1/2029
a
88,393
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
171,000 5.375%,  6/15/2029
a
171,296
APA Corporation
239,000 4.375%,  10/15/2028 238,413
Archrock Services, LP/Archrock
Partners Finance Corporation
250,000 6.000%,  2/1/2034
a
249,811
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
183,000 5.875%,  6/30/2029
a
184,241
186,000 6.625%,  7/15/2033
a
192,602
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
294,000 7.000%,  7/15/2029
a
306,374
Boardwalk Pipelines, LP
506,000 5.375%,  2/15/2036 507,470
BP Capital Markets America, Inc.
259,000 4.812%,  2/13/2033 261,843
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,i
189,611
301,000 6.450%,  12/1/2033
b,i
319,477
Buckeye Partners, LP
173,000 6.875%,  7/1/2029
a
179,857
California Resources Corporation
220,000 8.250%,  6/15/2029
a
231,392
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 146,561
146,000 3.250%,  1/31/2032 134,742
259,000 5.950%,  6/30/2033 274,408
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034 163,812
CNX Resources Corporation
215,000 6.000%,  1/15/2029
a
216,247
CNX Resources Corporation,
Convertible
130,000 2.250%,  5/1/2026 391,495

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Energy  3.7% - continued
Columbia Pipelines Holding
Company, LLC
$ 167,000 6.055%,  8/15/2026
a
$ 168,381
317,000 6.042%,  8/15/2028
a
330,196
Comstock Resources, Inc.
252,000 6.750%,  3/1/2029
a
252,312
439,000 5.875%,  1/15/2030
a
428,332
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
216,000 5.500%,  6/15/2031
a
214,795
Crescent Energy Finance, LLC
268,000 7.750%,  7/31/2029
a
268,670
241,000 7.625%,  4/1/2032
a
239,044
299,000 7.875%,  4/15/2032
a
297,485
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
198,000 8.625%,  3/15/2029
a
207,073
186,000 7.375%,  6/30/2033
a
191,268
Diamond Foreign Asset Company/
Diamond Finance, LLC
141,000 8.500%,  10/1/2030
a
149,930
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 364,009
Eastern Energy Gas Holdings, LLC
512,000 5.800%,  1/15/2035 540,874
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
293,539
290,000 7.625%,  1/15/2083
b
316,359
244,000 5.950%,  4/5/2054 246,734
78,000 5.700%,  3/8/2033 81,792
Energy Transfer, LP
465,000 6.500%,  2/15/2056
b
465,022
161,000 5.950%,  5/15/2054 153,500
128,000 8.000%,  5/15/2054
b
136,780
161,000 6.050%,  9/1/2054 155,813
64,000 7.125%,  5/15/2030
b,i
66,104
169,000 6.400%,  12/1/2030 182,864
Enterprise Products Operating,
LLC
264,000 5.550%,  2/16/2055 256,782
Excelerate Energy, LP
119,000 8.000%,  5/15/2030
a
127,256
Genesis Energy LP/Genesis
Energy Finance Corporation
293,000 8.875%,  4/15/2030 308,356
238,000 7.875%,  5/15/2032
e
248,356
Harvest Midstream I, LP
431,000 7.500%,  9/1/2028
a
436,923
Hess Midstream Operations, LP
266,000 4.250%,  2/15/2030
a
259,830
Hilcorp Energy I, LP/Hilcorp
Finance Company
286,000 5.750%,  2/1/2029
a
286,069
180,000 6.000%,  4/15/2030
a
177,105
277,000 6.250%,  4/15/2032
a
265,669
Howard Midstream Energy
Partners, LLC
208,000 7.375%,  7/15/2032
a
219,711
279,000 6.625%,  1/15/2034
a
286,366
ITT Holdings, LLC
530,000 6.500%,  8/1/2029
a
510,968
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 349,738
Principal
Amount Long-Term Fixed Income  86.0% Value
Energy  3.7% - continued
Kodiak Gas Services, LLC
$ 185,000 6.500%,  10/1/2033
a
$ 189,492
93,000 6.750%,  10/1/2035
a
96,095
MPLX, LP
503,000 4.800%,  2/15/2031 508,453
82,000 5.000%,  3/1/2033 82,265
130,000 5.500%,  6/1/2034 132,821
Nabors Industries, Inc.
459,000 9.125%,  1/31/2030
a
484,718
273,000 7.625%,  11/15/2032
a
278,106
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
147,000 8.125%,  2/15/2029
a
152,546
378,000 8.375%,  2/15/2032
a
395,637
Noble Finance II, LLC
179,000 8.000%,  4/15/2030
a
186,599
Northern Oil and Gas, Inc.
272,000 8.750%,  6/15/2031
a
281,177
Northern Oil and Gas, Inc.,
Convertible
489,000 3.625%,  4/15/2029 494,697
Occidental Petroleum Corporation
330,000 8.875%,  7/15/2030 380,803
ONEOK, Inc.
344,000 5.700%,  11/1/2054 321,431
157,000 5.650%,  11/1/2028 163,050
246,000 4.750%,  10/15/2031 247,104
Ovintiv, Inc.
354,000 7.200%,  11/1/2031 391,173
PBF Holding Company, LLC/PBF
Finance Corporation
281,000 6.000%,  2/15/2028 280,585
192,000 7.875%,  9/15/2030
a,e
192,260
Permian Resources Operating,
LLC
151,000 6.250%,  2/1/2033
a
155,553
Phillips 66 Company
170,000 6.200%,  3/15/2056
b
170,923
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 166,893
Prairie Acquiror, LP
165,000 9.000%,  8/1/2029
a
171,138
Precision Drilling Corporation
211,000 6.875%,  1/15/2029
a
213,394
Rockies Express Pipeline, LLC
339,000 4.950%,  7/15/2029
a
337,947
Santos Finance, Ltd.
219,000 5.750%,  11/13/2035
a
219,618
Saturn Oil & Gas, Inc.
108,000 9.625%,  6/15/2029
a,e
110,490
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
93,920
SESI, LLC
186,000 7.875%,  9/30/2030
a
187,548
SM Energy Company
114,000 8.375%,  7/1/2028
a
117,340
220,000 6.500%,  7/15/2028 222,579
501,000 8.750%,  7/1/2031
a
526,229
127,000 7.000%,  8/1/2032
a,e
127,325
South Bow USA Infrastructure
Holdings, LLC
122,000 5.584%,  10/1/2034 123,054

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Energy  3.7% - continued
Sunoco, LP
$ 334,000 7.000%,  5/1/2029
a
$ 347,304
370,000 5.875%,  3/15/2034
a
370,985
Sunoco, LP/Sunoco Finance
Corporation
246,000 5.875%,  3/15/2028 246,009
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
177,000 5.500%,  1/15/2028
a
176,939
269,000 7.375%,  2/15/2029
a
278,865
464,000 6.750%,  3/15/2034
a
472,218
Talos Production, Inc.
102,000 9.000%,  2/1/2029
a
106,279
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 358,313
TGNR Intermediate Holdings, LLC
282,000 5.500%,  10/15/2029
a
279,055
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 475,474
TotalEnergies Capital USA, LLC
270,000 4.569%,  1/13/2033 270,054
TransCanada Trust
247,000 5.875%,  8/15/2076
b
247,587
Transocean International, Ltd.
124,000 8.250%,  5/15/2029
a
126,340
164,250 8.750%,  2/15/2030
a
171,220
UGI Corporation, Convertible
92,000 5.000%,  6/1/2028 139,058
USA Compression Partners, LP/
USA Compression Finance
Corporation
117,000 7.125%,  3/15/2029
a
121,144
276,000 6.250%,  10/1/2033
a
279,587
Valaris, Ltd.
181,000 8.375%,  4/30/2030
a
189,129
Var Energi ASA
300,000 5.875%,  5/22/2030
a
312,029
Venture Global LNG, Inc.
667,000 8.125%,  6/1/2028
a
682,806
648,000 9.000%,  9/30/2029
a,b,i
570,061
503,000 8.375%,  6/1/2031
a
514,476
360,000 9.875%,  2/1/2032
a,e
380,627
Venture Global Plaquemines LNG,
LLC
127,000 6.125%,  12/15/2030
a
130,721
257,000 6.500%,  1/15/2034
a
266,714
127,000 6.500%,  6/15/2034
a
131,525
186,000 7.750%,  5/1/2035
a
207,409
475,000 6.750%,  1/15/2036
a
497,923
Western Midstream Operating, LP
254,000 4.800%,  3/1/2031 254,122
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 378,551
147,000 2.600%,  3/15/2031 134,551
195,000 5.600%,  3/15/2035 202,537
Total 31,454,625
Financials  11.8%
200 Park Funding Trust
249,000 5.740%,  2/15/2055
a
247,816
Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
Acrisure, LLC/Acrisure Finance,
Inc.
$ 127,000 4.250%,  2/15/2029
a
$ 123,024
84,000 7.500%,  11/6/2030
a
86,965
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
167,498
243,000 5.750%,  6/6/2028 251,613
412,000 5.375%,  12/15/2031 426,180
300,000 4.750%,  1/15/2033 297,095
Agree, LP
163,000 5.625%,  6/15/2034 170,491
Air Lease Corporation
407,000 4.650%,  6/15/2026
b,i
404,990
147,000 3.125%,  12/1/2030 137,266
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,b,i
239,676
147,000 2.850%,  1/26/2028
a
143,058
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
178,000 4.250%,  10/15/2027
a
175,802
258,000 7.000%,  1/15/2031
a
267,483
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
b,i
466,146
541,000 8.000%,  11/1/2031 613,439
165,000 6.700%,  2/14/2033
e
172,002
American Express Company
320,000 3.550%,  9/15/2026
b,i
316,656
American Homes 4 Rent, LP
279,000 4.950%,  6/15/2030 282,611
American International Group, Inc.
317,000 5.125%,  3/27/2033 324,604
Americold Realty Operating
Partnership, LP
398,000 5.600%,  5/15/2032 403,293
Ameriprise Financial, Inc.
498,000 5.200%,  4/15/2035 506,767
AmWINS Group, Inc.
147,000 6.375%,  2/15/2029
a
150,834
437,000 4.875%,  6/30/2029
a
431,163
Aon North America, Inc.
328,000 5.750%,  3/1/2054 327,080
Apollo Debt Solutions BDC
360,000 5.700%,  1/23/2031
a
358,064
300,000 6.700%,  7/29/2031 312,863
Ares Capital Corporation
194,000 5.875%,  3/1/2029 199,064
Ares Strategic Income Fund
661,000 5.450%,  9/9/2028
a
666,233
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 241,280
Asurion LLC and Asurion Co-
Issuer, Inc.
166,000 8.000%,  12/31/2032
a
173,438
166,000 8.375%,  2/1/2034
a
167,819
Atlas Warehouse Lending
Company, LP
350,000 4.950%,  11/15/2030
a
351,481
Aviation Capital Group, LLC
469,000 4.875%,  1/28/2033
a
462,283
Avolon Holdings Funding, Ltd.
321,000 5.750%,  3/1/2029
a
332,548
499,000 5.375%,  5/30/2030
a
512,195
169,000 4.700%,  1/30/2031
a
168,100

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
Azorra Finance, Ltd.
$ 469,000 7.750%,  4/15/2030
a
$ 493,571
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
a
309,330
Banco Santander SA
200,000 4.175%,  3/24/2028
b
200,079
200,000 6.921%,  8/8/2033 220,515
Bank of America Corporation
365,000 6.125%,  4/27/2027
b,i
369,680
185,000 1.734%,  7/22/2027
b
183,062
283,000 4.376%,  4/27/2028
b
284,298
218,000 4.948%,  7/22/2028
b
221,003
370,000 5.819%,  9/15/2029
b
385,876
824,000 3.974%,  2/7/2030
b
820,074
526,000 5.162%,  1/24/2031
b
542,379
525,000 2.687%,  4/22/2032
b
481,758
216,000 2.572%,  10/20/2032
b
194,882
275,000 2.972%,  2/4/2033
b
251,506
677,000 5.425%,  8/15/2035
b
687,552
140,000 3.846%,  3/8/2037
b
131,432
Bank of Montreal
140,000 3.088%,  1/10/2037
b
126,429
Bank of New York Mellon
Corporation
260,000 5.950%,  12/20/2030
b,i
264,137
Bank of Nova Scotia
205,000 6.875%,  10/27/2085
b
210,496
315,000 4.813%,  2/2/2034
b,g
315,338
Barclays plc
200,000 5.501%,  8/9/2028
b
204,208
223,000 4.972%,  5/16/2029
b
226,858
482,000 4.942%,  9/10/2030
b
490,961
200,000 6.224%,  5/9/2034
b
214,676
160,000 7.119%,  6/27/2034
b
178,475
419,000 5.860%,  8/11/2046
b
429,926
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 7.625%,  2/11/2035
a,b
211,048
Belrose Funding Trust II
383,000 6.792%,  5/15/2055
a
401,547
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 153,928
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029 402,342
384,000 5.050%,  9/10/2030 375,948
Blackstone Reg Finance
Company, LLC
185,000 4.950%,  2/15/2036 182,976
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 208,706
Blue Owl Technology Finance
Corporation
579,000 6.100%,  3/15/2028
e
587,358
80,000 6.750%,  4/4/2029
e
82,099
344,000 6.125%,  1/23/2031
e
338,850
Boston Properties, LP, Convertible
112,000 2.000%,  10/1/2030
a
106,344
Brookfield Asset Management,
Ltd.
55,000 6.077%,  9/15/2055 56,585
Brookfield Finance, Inc.
284,000 5.813%,  3/3/2055 281,504
Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
Brown & Brown, Inc.
$ 157,000 6.250%,  6/23/2055 $ 162,357
163,000 5.550%,  6/23/2035 166,771
Burford Capital Global Finance,
LLC
427,000 9.250%,  7/1/2031
a
439,495
186,000 7.500%,  7/15/2033
a
179,571
198,000 8.500%,  1/15/2034
a
198,446
Capital Automotive REIT
1,514,667
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,485,452
Capital One Financial Corporation
217,000 3.950%,  9/1/2026
b,e,i
215,395
257,000 4.722%,  1/30/2032
b
257,077
72,000 6.700%,  11/29/2032 79,456
Charles Schwab Corporation
304,000 4.000%,  6/1/2026
b,i
302,788
158,000 6.136%,  8/24/2034
b
171,576
506,000 4.914%,  11/14/2036
b
501,517
CHL Mortgage Pass-Through Trust
46,321
6.219%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
45,793
205,614
6.000%,  4/25/2037, Ser.
2007-3, Class A18 91,538
137,076
6.000%,  4/25/2037, Ser.
2007-3, Class A33 61,025
474,009
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 193,458
Citadel, LP
320,000 6.375%,  1/23/2032
a
339,575
Citibank NA
250,000 5.570%,  4/30/2034 263,149
Citigroup, Inc.
815,000 1.462%,  6/9/2027
b
807,686
285,000 3.070%,  2/24/2028
b
282,200
145,000 7.375%,  5/15/2028
b,e,i
150,144
148,000 7.625%,  11/15/2028
b,i
155,185
589,000 4.075%,  4/23/2029
b
589,389
128,000 7.125%,  8/15/2029
b,i
132,477
151,000 6.950%,  2/15/2030
b,i
155,549
401,000 6.875%,  8/15/2030
b,i
409,644
340,000 6.625%,  2/15/2031
b,i
346,213
596,000 4.952%,  5/7/2031
b
608,206
156,000 6.174%,  5/25/2034
b
165,170
185,000 7.000%,  8/15/2034
b,i
193,702
375,000 6.020%,  1/24/2036
b
390,939
Citizens Financial Group, Inc.
197,000 4.000%,  10/6/2026
b,i
195,830
CNA Financial Corporation
341,000 5.125%,  2/15/2034 343,013
Coinbase Global, Inc., Convertible
117,000 0.500%,  6/1/2026 115,608
158,000 Zero Coupon,  10/1/2029
a
142,251
144,000 0.250%,  4/1/2030 140,238
144,000 Zero Coupon,  10/1/2032
a
122,027
Comerica, Inc.
92,000 5.982%,  1/30/2030
b
96,170
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
161,259
Constellation Insurance, Inc.
202,000 6.800%,  1/24/2030
a
206,080
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 291,366

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
COPT Defense Properties, LP,
Convertible
$ 47,000 5.250%,  9/15/2028
a
$ 54,925
Corebridge Financial, Inc.
290,000 6.375%,  9/15/2054
b
296,280
133,000 6.875%,  12/15/2052
b
136,596
161,000 6.050%,  9/15/2033 172,043
147,000 5.750%,  1/15/2034 153,567
Countrywide Home Loan
Mortgage Pass Through Trust
161,577
4.790%,  11/25/2035, Ser.
2005-22, Class 2A1
b
133,417
Cousins Properties, LP
141,000 5.375%,  2/15/2032 145,515
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
140,231
339,000 4.818%,  9/25/2033
a,b
337,904
487,000 5.261%,  1/12/2037
a,b
486,823
Credit Suisse Group AG
138,000 7.250%,  N/A
*,j
33,120
222,000 7.500%,  N/A
*,j
53,280
Dai-ichi Life Insurance Company,
Ltd.
170,000 6.200%,  1/16/2035
a,b,i
176,383
Deutsche Bank AG/New York, NY
280,000 2.311%,  11/16/2027
b
276,053
500,000 5.297%,  5/9/2031
b
512,347
400,000 4.950%,  8/4/2031
b
404,675
209,000 3.742%,  1/7/2033
b
194,554
Digital Realty Trust, LP, Convertible
146,000 1.875%,  11/15/2029
a
150,847
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,003,000 5.950%,  9/17/2030
a
957,082
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 310,841
Encore Capital Group, Inc.
261,000 9.250%,  4/1/2029
a
273,650
Encore Capital Group, Inc.,
Convertible
129,000 4.000%,  3/15/2029 143,319
EPR Properties
541,000 4.750%,  11/15/2030 536,529
ERP Operating, LP
414,000 4.950%,  6/15/2032 423,879
Essential Properties, LP
160,000 5.400%,  12/1/2035
e
160,545
Federal Realty OP, LP, Convertible
61,000 3.250%,  1/15/2029
a
61,458
Fifth Third Bancorp
145,000 4.772%,  7/28/2030
b
146,950
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 397,954
First Citizens BancShares, Inc./NC
586,000 5.600%,  9/5/2035
b
586,584
FirstCash, Inc.
239,000 5.625%,  1/1/2030
a
240,117
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
232,158
Franklin BSP Capital Corporation
365,000 6.000%,  10/2/2030
a
358,575
Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
Freedom Mortgage Holdings, LLC
$ 181,000 6.875%,  5/1/2031
a
$ 179,620
179,000 9.125%,  5/15/2031
a
189,251
254,000 8.375%,  4/1/2032
a
265,704
183,000 7.875%,  4/1/2033
a
186,667
FS KKR Capital Corporation
146,000 2.625%,  1/15/2027 142,595
FTAI Aviation Investors, LLC
188,000 5.500%,  5/1/2028
a
188,181
259,000 7.000%,  5/1/2031
a
272,512
206,000 7.000%,  6/15/2032
a
216,802
GGAM Finance, Ltd.
185,000 8.000%,  6/15/2028
a
194,788
12,000 6.875%,  4/15/2029
a
12,415
290,000 5.875%,  3/15/2030
a
294,437
Global Aircraft Leasing Company,
Ltd.
534,000 8.750%,  9/1/2027
a
552,760
Global Net Lease, Inc.
117,000 4.500%,  9/30/2028
a
114,568
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
325,000 3.750%,  12/15/2027
a
316,241
goeasy, Ltd.
82,000 9.250%,  12/1/2028
a
84,303
92,000 7.625%,  7/1/2029
a
91,096
368,000 6.875%,  2/15/2031
a
345,906
Goldman Sachs BDC, Inc.
177,000 6.375%,  3/11/2027 180,558
503,000 5.650%,  9/9/2030 501,611
Goldman Sachs Group, Inc.
220,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,i
220,044
330,000 3.650%,  8/10/2026
b,i
327,035
300,000 4.125%,  11/10/2026
b,i
297,555
141,000 2.640%,  2/24/2028
b
138,980
284,000 4.482%,  8/23/2028
b
285,773
294,000 3.814%,  4/23/2029
b
292,238
148,000 2.615%,  4/22/2032
b
134,793
146,000 2.383%,  7/21/2032
b
130,562
147,000 6.125%,  11/10/2034
b,e,i
149,774
354,000 5.330%,  7/23/2035
b
361,725
238,000 4.939%,  10/21/2036
b
234,681
344,000 5.387%,  2/2/2041
b,g
340,792
300,000 5.541%,  1/21/2047
b
295,517
Goldman Sachs Private Credit
Corporation
203,000 5.375%,  1/31/2029
a
203,270
Golub Capital Private Credit Fund
135,000 5.600%,  4/15/2031
a
133,282
Hartford Insurance Group, Inc.
148,000 2.800%,  8/19/2029 141,981
136,000
6.238%,  (TSFR3M +
2.387%), 2/12/2047
a,b
129,541
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
52,000 3.750%,  8/15/2028
a
70,429
Healthcare Realty Holdings, LP
575,000 2.000%,  3/15/2031 505,606
Hercules Capital, Inc., Convertible
33,000 4.750%,  9/1/2028
a
33,158
Highwoods Realty, LP
243,000 5.350%,  1/15/2033 243,718

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
HSBC Holdings plc
$ 200,000 6.161%,  3/9/2029
b
$ 207,927
413,000 4.583%,  6/19/2029
b
416,896
176,000 6.875%,  9/11/2029
b,i
181,835
417,000 5.130%,  3/3/2031
b
427,395
176,000 2.804%,  5/24/2032
b
161,090
570,000 5.741%,  9/10/2036
b
585,478
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,i
143,933
326,000 6.141%,  11/18/2039
b
340,857
Huntington Bank Auto Credit-
Linked Notes
794,687
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
803,266
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
60,000 6.250%,  5/15/2026 60,002
606,000 5.250%,  5/15/2027 599,508
Jane Street Group/JSG Finance,
Inc.
292,000 4.500%,  11/15/2029
a
287,476
113,000 7.125%,  4/30/2031
a
118,810
188,000 6.125%,  11/1/2032
a
191,479
334,000 6.750%,  5/1/2033
a
347,406
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
151,000 5.000%,  8/15/2028
a
146,406
274,000 6.625%,  10/15/2031
a
271,517
Jefferson Capital Holdings, LLC
147,000 6.000%,  8/15/2026
a
146,364
368,000 9.500%,  2/15/2029
a
386,133
130,000 8.250%,  5/15/2030
a,e
136,973
JPMorgan Chase & Company
75,000 2.947%,  2/24/2028
b
74,198
442,000 4.005%,  4/23/2029
b
441,728
146,000 2.069%,  6/1/2029
b
139,619
145,000 6.500%,  4/1/2030
b,i
150,876
589,000 4.493%,  3/24/2031
b
593,434
240,000 4.347%,  1/22/2032
b,e
239,368
141,000 2.963%,  1/25/2033
b
129,309
147,000 4.912%,  7/25/2033
b
149,359
142,000 5.717%,  9/14/2033
b
149,844
172,000 5.350%,  6/1/2034
b
177,893
159,000 6.254%,  10/23/2034
b
173,486
81,000 5.336%,  1/23/2035
b
83,432
273,000 5.766%,  4/22/2035
b
289,078
262,000 5.502%,  1/24/2036
b
272,495
452,000 4.810%,  10/22/2036
b
445,575
464,000 5.193%,  2/5/2037
b,g
462,100
385,000 5.534%,  11/29/2045
b
387,955
KeyBank NA
221,000 3.900%,  4/13/2029 217,446
Kilroy Realty, LP
449,000 5.875%,  10/15/2035 452,456
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,313
Liberty Mutual Group, Inc.
101,000 4.125%,  12/15/2051
a,b
99,957
Lincoln National Corporation
74,000
6.471%,  (TSFR3M +
2.619%), 2/17/2026
b
64,300
Lloyds Banking Group plc
300,000 4.425%,  11/4/2031
b
299,010
250,000 6.068%,  6/13/2036
b
262,055
Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
LPL Holdings, Inc.
$ 501,000 4.900%,  4/3/2028 $ 508,564
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,i
419,386
Macquarie AirFinance Holdings,
Ltd.
69,000 6.400%,  3/26/2029
a
72,482
197,000 5.150%,  3/17/2030
a
199,460
Macquarie Bank, Ltd.
554,000 5.642%,  8/13/2036
a,b
562,286
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 135,521
MetLife, Inc.
155,000 6.350%,  3/15/2055
b
162,791
220,000 5.875%,  3/15/2028
b,e,i
223,810
292,000 6.400%,  12/15/2036 306,410
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 296,447
Mitsubishi UFJ Financial Group,
Inc.
290,000 1.538%,  7/20/2027
b
286,632
525,000 5.057%,  1/14/2037
b
524,272
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
b
205,264
288,000 2.564%,  9/13/2031 258,192
158,000 5.748%,  7/6/2034
b
167,063
Molina Healthcare, Inc.
139,000 4.375%,  6/15/2028
a
136,530
216,000 6.250%,  1/15/2033
a
217,524
Morgan Stanley
258,000 5.516%,  11/19/2055
b
254,583
174,000 1.593%,  5/4/2027
b
172,908
102,000 5.123%,  2/1/2029
b
104,068
141,000 2.943%,  1/21/2033
b
128,516
146,000 4.889%,  7/20/2033
b
148,071
155,000 5.250%,  4/21/2034
b
159,031
181,000 5.424%,  7/21/2034
b
187,379
129,000 5.831%,  4/19/2035
b
136,450
199,000 5.587%,  1/18/2036
b
207,176
284,000 2.484%,  9/16/2036
b
249,730
453,000 5.314%,  1/18/2041
b
447,448
MPT Operating Partnership, LP/
MPT Finance Corporation
214,000 8.500%,  2/15/2032
a
229,270
Nationwide Building Society
500,000 5.537%,  7/14/2036
a,b
514,343
NatWest Group plc
147,000 4.892%,  5/18/2029
b
149,488
425,000 6.475%,  6/1/2034
b
447,413
Navient Corporation
108,000 5.000%,  3/15/2027 107,309
New York Life Global Funding
168,000 5.000%,  1/9/2034
a
170,535
Nippon Life Insurance Company
700,000 5.950%,  4/16/2054
a,b
724,866
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 207,825
269,000 5.783%,  7/3/2034 283,384
Northwestern Mutual Life
Insurance Company
92,000 6.170%,  5/29/2055
a
97,882
Omega Healthcare Investors, Inc.
560,000 5.200%,  7/1/2030 569,408

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
OneMain Finance Corporation
$ 248,000 3.875%,  9/15/2028 $ 241,181
187,000 6.750%,  3/15/2032 191,122
787,000 7.125%,  9/15/2032 815,018
Osaic Holdings, Inc.
319,000 6.750%,  8/1/2032
a
330,601
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
289,000 4.875%,  5/15/2029
a
282,716
Pebblebrook Hotel Trust,
Convertible
237,000 1.750%,  12/15/2026 230,288
198,000 1.625%,  1/15/2030
a
194,238
PennyMac Financial Services, Inc.
92,000 7.125%,  11/15/2030
a
94,980
279,000 6.875%,  5/15/2032
a
285,127
199,000 6.875%,  2/15/2033
a
202,982
94,000 6.750%,  2/15/2034
a
94,859
Phoenix Aviation Capital, Ltd.
298,000 9.250%,  7/15/2030
a
312,311
Pinnacle Bank/Nashville, TN
155,000 5.625%,  2/15/2028 158,199
PNC Bank NA
148,000 2.700%,  10/22/2029 140,123
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,i
198,994
169,000 5.582%,  6/12/2029
b
174,944
236,000 6.250%,  3/15/2030
b,i
243,749
170,000 6.875%,  10/20/2034
b
191,053
PRA Group, Inc.
281,000 8.375%,  2/1/2028
a
283,892
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
272,849
162,000 5.250%,  1/15/2035
a
164,721
Prologis, LP
192,000 5.250%,  3/15/2054 182,502
Protective Life Corporation
476,000 4.700%,  1/15/2031
a
477,584
Provident Financing Trust I
108,000 7.405%,  3/15/2038
e
116,671
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
139,262
217,000 6.750%,  3/1/2053
b
231,402
402,000 6.500%,  3/15/2054
b
423,231
100,000 3.700%,  10/1/2050
b
93,330
Realty Income Corporation,
Convertible
112,000 3.500%,  1/15/2029
a
113,852
Regency Centers, LP
243,000 5.250%,  1/15/2034 249,311
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 166,954
267,000 5.750%,  9/15/2034 277,675
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a
56,028
112,000 4.125%,  3/15/2029
a
112,549
RGA Global Funding
188,000 5.500%,  1/11/2031
a
195,488
Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
RHP Hotel Properties, LP/RHP
Finance Corporation
$ 90,000 4.750%,  10/15/2027 $ 89,928
182,000 4.500%,  2/15/2029
a
179,365
Rithm Capital Corporation
91,000 8.000%,  4/1/2029
a
92,969
184,000 8.000%,  7/15/2030
a
188,146
RLJ Lodging Trust, LP
166,000 4.000%,  9/15/2029
a
157,527
Rocket Companies, Inc.
167,000 6.125%,  8/1/2030
a
170,976
93,000 7.125%,  2/1/2032
a
97,184
277,000 6.375%,  8/1/2033
a
287,377
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
169,000 3.625%,  3/1/2029
a
163,231
388,000 3.875%,  3/1/2031
a
364,223
113,000 4.000%,  10/15/2033
a
103,760
Royal Bank of Canada
200,000 6.750%,  8/24/2085
b
206,825
Ryan Specialty, LLC
95,000 4.375%,  2/1/2030
a
92,552
214,000 5.875%,  8/1/2032
a
217,555
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b,e
134,935
331,000 5.473%,  3/20/2029
b
338,514
Shift4 Payments, Inc., Convertible
350,000 0.500%,  8/1/2027 336,175
Simon Property Group, LP
164,000 6.250%,  1/15/2034 179,136
Sixth Street Lending Partners
245,000 6.125%,  7/15/2030 250,733
SLM Corporation
54,000 6.500%,  1/31/2030 55,720
Societe Generale SA
188,000 10.000%,  11/14/2028
a,b,i
209,235
492,000 5.249%,  5/22/2029
a,b
502,179
340,000 5.439%,  10/3/2036
a,b
341,587
Standard Chartered plc
200,000 2.608%,  1/12/2028
a,b
197,354
435,000 5.545%,  1/21/2029
a,b
446,310
Starwood Property Trust, Inc.
140,000 4.375%,  1/15/2027
a
139,080
277,000 5.250%,  10/15/2028
a
278,453
237,000 6.500%,  10/15/2030
a
246,821
92,000 5.750%,  1/15/2031
a
93,156
Starwood Property Trust, Inc.,
Convertible
174,000 6.750%,  7/15/2027 179,916
State Street Corporation
141,000 6.700%,  3/15/2029
b,i
146,253
Stonebriar ABF Issuer, LLC
144,000 8.125%,  12/15/2030
a
149,593
Stonex Escrow Issuer, LLC
351,000 6.875%,  7/15/2032
a
362,126
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
298,138
Synchrony Financial
188,000 7.250%,  2/2/2033 199,671
Tanger Properties, LP, Convertible
32,000 2.375%,  1/15/2031
a
31,555
Terawulf, Inc., Convertible
43,000 2.750%,  2/1/2030
a
78,681

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
$ 91,000 1.000%,  9/1/2031
a
$ 118,937
95,000 Zero Coupon,  5/1/2032
a
89,357
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
167,632
177,000 5.146%,  9/10/2034
b
179,899
Travelers Companies, Inc.
199,000 5.050%,  7/24/2035 201,596
Truist Bank
147,000 2.250%,  3/11/2030 134,592
Truist Financial Corporation
330,000 6.047%,  6/8/2027
b
332,275
121,000 1.887%,  6/7/2029
b
115,163
370,000 5.100%,  3/1/2030
b,i
372,404
365,000 4.597%,  1/27/2032
b
365,930
345,000 5.153%,  8/5/2032
b
355,485
234,000 5.711%,  1/24/2035
b
245,059
U.S. Bancorp
218,000 4.548%,  7/22/2028
b
219,762
82,000 5.836%,  6/12/2034
b
86,901
224,000 5.678%,  1/23/2035
b
234,889
UBS Group AG
269,000 3.869%,  1/12/2029
a,b
267,653
210,000 6.600%,  8/5/2030
a,b,i
212,141
200,000 5.699%,  2/8/2035
a,b
209,526
200,000 5.379%,  9/6/2045
a,b
196,723
United Wholesale Mortgage, LLC
282,000 5.500%,  4/15/2029
a
278,617
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 455,776
Unum Group
353,000 5.250%,  12/15/2035 350,241
Ventas Realty, LP, Convertible
116,000 3.750%,  6/1/2026 164,256
Vornado Realty, LP
332,000 5.750%,  2/1/2033 335,795
Wells Fargo & Company
160,000 3.900%,  3/15/2026
b,i
159,823
138,000 3.526%,  3/24/2028
b
137,272
294,000 3.584%,  5/22/2028
b
292,411
218,000 4.808%,  7/25/2028
b
220,521
289,000 7.625%,  9/15/2028
b,i
307,798
649,000 4.478%,  4/4/2031
b
652,132
108,000 5.389%,  4/24/2034
b
111,694
157,000 5.557%,  7/25/2034
b
163,615
166,000 6.491%,  10/23/2034
b
182,647
636,000 5.499%,  1/23/2035
b
659,820
450,000 5.605%,  4/23/2036
b
469,099
152,000 4.960%,  1/23/2037
b
150,759
Welltower OP, LLC, Convertible
130,000 2.750%,  5/15/2028
a
258,375
133,000 3.125%,  7/15/2029
a
202,626
Western Alliance Bank
200,000 6.537%,  11/15/2035
b
202,529
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
217,921
Willis North America, Inc.
164,000 5.900%,  3/5/2054 164,481
Wynnton Funding Trust II
285,000 5.991%,  8/15/2055
a
288,124
XHR, LP
210,000 4.875%,  6/1/2029
a
207,016
94,000 6.625%,  5/15/2030
a
97,079
Principal
Amount Long-Term Fixed Income  86.0% Value
Financials  11.8% - continued
Zions Bancorp NA
$ 600,000 4.704%,  8/18/2028
b
$ 601,455
Total 101,037,396
Foreign Government  0.2%
Corporacion Nacional del Cobre
de Chile
400,000 5.529%,  1/30/2037
a
402,000
Mexico Government International
Bond
339,000 5.625%,  9/22/2035 332,220
NBN Company, Ltd.
388,000 4.150%,  9/16/2030
a
386,076
Saudi Arabian Oil Company
200,000 4.375%,  2/2/2031
a,g
198,280
Teine Energy, Ltd.
350,000 6.875%,  4/15/2029
a
350,273
Total 1,668,849
Mortgage-Backed Securities  12.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
423,285 2.000%,  1/1/2052 348,680
12,172,196 6.000%,  1/1/2055 12,796,552
3,205,942 2.500%,  5/1/2051 2,759,714
1,754,134 3.500%,  5/1/2052 1,635,096
1,195,153 4.000%,  5/1/2052 1,151,430
2,897,685 5.000%,  7/1/2053 2,925,687
202,643 5.000%,  8/1/2053 205,094
970,487 5.500%,  9/1/2053 1,002,237
765,097 3.500%,  9/1/2047 722,382
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
851,177 2.500%,  7/1/2030 828,064
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,000,000 5.000%,  2/1/2041
g
10,112,260
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
836,539 3.500%,  5/1/2040 801,523
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,634,079 3.000%,  1/1/2052 2,355,780
211,414 2.000%,  2/1/2051 174,152
328,640 2.000%,  2/1/2051 270,717
1,516,489 2.500%,  2/1/2051 1,292,140
2,890,712 2.000%,  3/1/2051 2,364,315
3,627,569 4.000%,  3/1/2051 3,522,775
2,920,343 3.000%,  3/1/2052 2,613,961
1,993,767 2.000%,  4/1/2051 1,630,706
1,814,480 3.000%,  4/1/2051 1,611,652
3,248,490 5.500%,  4/1/2054 3,349,697
394,354 2.000%,  5/1/2051 323,182
180,986 3.000%,  6/1/2050 164,787
1,116,718 4.000%,  6/1/2052 1,072,880
1,254,584 5.000%,  6/1/2053 1,268,581
2,111,526 2.500%,  7/1/2051 1,828,980
210,413 3.500%,  7/1/2051 196,758
731,976 3.500%,  8/1/2050 686,885

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Mortgage-Backed Securities  12.1% -
continued
$ 1,544,886 3.500%,  8/1/2052 $ 1,430,546
4,048,671 4.500%,  8/1/2052 3,985,143
275,851 5.000%,  8/1/2053 278,844
446,648 3.500%,  9/1/2052 416,279
1,550,368 3.500%,  9/1/2052 1,449,633
237,023 5.000%,  9/1/2052 239,758
3,097,726 4.500%,  9/1/2053 3,057,820
1,096,349 4.500%,  9/1/2053 1,084,116
2,038,124 4.000%,  10/1/2052 1,966,573
391,828 2.000%,  11/1/2051 322,760
574,682 3.500%,  11/1/2052 538,142
1,605,488 2.000%,  12/1/2050 1,323,115
2,927,327 4.500%,  12/1/2052 2,893,680
11,625,000 5.000%,  2/1/2042
g
11,621,797
904,897 3.500%,  12/1/2047 855,786
400,000 3.000%,  2/1/2048
g
354,475
3,600,000 3.500%,  2/1/2049
g
3,329,396
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,828,909 2.500%,  3/1/2062 1,512,787
974,057 3.500%,  7/1/2061 885,480
1,051,983 4.000%,  12/1/2061 992,253
PRPM, LLC
875,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
828,469
1,250,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,d
1,244,191
1,064,736
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
1,065,829
Sequoia Mortgage Trust
1,600,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
1,540,921
Total 103,234,460
Technology  3.7%
Accenture Capital, Inc.
299,000 4.500%,  10/4/2034 294,065
Akamai Technologies, Inc.,
Convertible
71,000 0.375%,  9/1/2027 75,324
218,000 1.125%,  2/15/2029 228,671
221,000 0.250%,  5/15/2033
a
267,923
Alphabet, Inc.
331,000 5.250%,  5/15/2055 315,368
126,000 4.375%,  11/15/2032 126,423
200,000 4.700%,  11/15/2035 199,097
Amentum Holdings, Inc.
339,000 7.250%,  8/1/2032
a
357,246
Analog Devices, Inc.
55,000 2.100%,  10/1/2031 48,897
APLD ComputeCo, LLC
183,000 9.250%,  12/15/2030
a
190,090
Apple, Inc.
227,000 1.650%,  2/8/2031 202,641
799,000 3.750%,  9/12/2047 630,642
Applied Digital Corporation,
Convertible
72,000 2.750%,  6/1/2030 260,604
Avnet, Inc., Convertible
94,000 1.750%,  9/1/2030
a
101,849
Block, Inc.
186,000 5.625%,  8/15/2030
a
189,319
Principal
Amount Long-Term Fixed Income  86.0% Value
Technology  3.7% - continued
$ 190,000 3.500%,  6/1/2031 $ 177,682
453,000 6.500%,  5/15/2032 470,646
186,000 6.000%,  8/15/2033
a
189,996
Block, Inc., Convertible
60,000 0.250%,  11/1/2027 55,620
Broadcom, Inc.
834,000 4.900%,  7/15/2032 851,039
172,000 4.800%,  10/15/2034 171,729
374,000 4.900%,  2/15/2038 366,064
CACI International, Inc.
122,000 6.375%,  6/15/2033
a
126,580
Cipher Compute, LLC
283,000 7.125%,  11/15/2030
a
291,606
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 307,579
Clarivate Science Holdings
Corporation
198,000 3.875%,  7/1/2028
a
186,869
Cloud Software Group, Inc.
1,123,000 6.500%,  3/31/2029
a
1,116,001
401,000 9.000%,  9/30/2029
a
404,918
Coherent Corporation
170,000 5.000%,  12/15/2029
a
169,297
CoreWeave, Inc.
278,000 9.000%,  2/1/2031
a
270,288
CoreWeave, Inc., Convertible
175,000 1.750%,  12/1/2031
a
201,779
CSG Systems International, Inc.,
Convertible
243,000 3.875%,  9/15/2028 295,002
Dell, Inc.
231,000 6.500%,  4/15/2038 246,461
Diebold Nixdorf, Inc.
141,000 7.750%,  3/31/2030
a
149,329
Euronet Worldwide, Inc.,
Convertible
123,000 0.625%,  10/1/2030
a
110,162
Fair Isaac Corporation
324,000 6.000%,  5/15/2033
a
330,135
Fiserv, Inc.
341,000 5.350%,  3/15/2031 350,412
80,000 5.600%,  3/2/2033 82,298
341,000 5.450%,  3/15/2034 344,776
304,000 5.150%,  8/12/2034 300,577
Flash Compute, LLC
83,000 7.250%,  12/31/2030
a
83,282
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
209,770
300,000 6.400%,  1/25/2038
a
321,138
Gen Digital, Inc.
220,000 7.125%,  9/30/2030
a
225,483
94,000 6.250%,  4/1/2033
a
94,453
Global Payments, Inc.
213,000 4.950%,  8/15/2027 215,511
Global Payments, Inc., Convertible
247,000 1.500%,  3/1/2031 218,471
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
180,000 3.500%,  3/1/2029
a
171,043
Hewlett Packard Enterprise
Company
265,000 4.850%,  10/15/2031 267,245
314,000 6.350%,  10/15/2045 319,730

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Technology  3.7% - continued
IBM International Capital, Private
Ltd.
$ 250,000 5.300%,  2/5/2054 $ 232,039
Intel Corporation
565,000 4.900%,  7/29/2045 493,397
InterDigital, Inc., Convertible
58,000 3.500%,  6/1/2027 245,050
International Business Machines
Corporation
363,000 5.800%,  2/3/2056 361,862
366,000 4.600%,  2/3/2033 365,425
ION Platform Finance US, Inc.
307,000 7.875%,  9/30/2032
a
269,243
ION Platform Finance US, Inc./ION
Platform Finance SARL
294,000 9.500%,  5/30/2029
a
283,516
Iron Mountain, Inc.
122,000 4.875%,  9/15/2027
a
121,929
625,000 5.000%,  7/15/2028
a
623,628
319,000 4.875%,  9/15/2029
a
314,947
13,000 5.250%,  7/15/2030
a
12,873
364,000 4.500%,  2/15/2031
a
347,845
Jabil, Inc.
155,000 5.450%,  2/1/2029 160,271
Kioxia Holdings Corporation
281,000 6.625%,  7/24/2033
a
293,422
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 136,245
Mastercard, Inc.
160,000 4.875%,  5/9/2034 163,109
Microchip Technology, Inc.,
Convertible
229,000 0.750%,  6/1/2030 235,364
Micron Technology, Inc.
203,000 5.650%,  11/1/2032 214,280
344,000 5.875%,  2/9/2033 366,168
MKS, Inc., Convertible
377,000 1.250%,  6/1/2030 634,092
Moody's Corporation
141,000 4.250%,  8/8/2032 139,451
NCR Atleos Corporation
148,000 9.500%,  4/1/2029
a
158,614
NCR Voyix Corporation
272,000 5.000%,  10/1/2028
a
268,485
149,000 5.125%,  4/15/2029
a
146,842
Neptune Bidco US, Inc.
467,000 9.290%,  4/15/2029
a
479,518
137,000 10.375%,  5/15/2031
a
144,849
233,000 9.500%,  2/15/2033
a
237,256
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
147,000 4.300%,  6/18/2029 147,405
ON Semiconductor Corporation,
Convertible
209,000 Zero Coupon,  5/1/2027 263,777
360,000 0.500%,  3/1/2029 351,641
Open Text Holdings, Inc.
484,000 4.125%,  2/15/2030
a
449,592
Oracle Corporation
356,000 5.375%,  9/27/2054 286,030
556,000 6.900%,  11/9/2052 545,421
141,000 6.150%,  11/9/2029 147,060
495,000 5.250%,  2/3/2032 494,386
271,000 4.800%,  9/26/2032 262,361
Principal
Amount Long-Term Fixed Income  86.0% Value
Technology  3.7% - continued
$ 305,000 5.875%,  9/26/2045 $ 274,222
Paychex, Inc.
164,000 5.600%,  4/15/2035 170,044
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054
e
310,303
Pitney Bowes, Inc.
92,000 6.875%,  3/15/2027
a
91,872
Progress Software Corporation,
Convertible
254,000 3.500%,  3/1/2030 255,651
RingCentral, Inc.
485,000 8.500%,  8/15/2030
a
509,205
Rocket Software, Inc.
222,000 9.000%,  11/28/2028
a
221,446
Sabre GLBL, Inc.
186,000 11.125%,  7/15/2030
a
150,428
Seagate Data Storage Technology,
Private Ltd.
170,220 9.625%,  12/1/2032
a
192,419
126,000 5.750%,  12/1/2034
a
128,684
Semtech Corporation, Convertible
76,000 1.625%,  11/1/2027 166,288
193,000 Zero Coupon,  10/15/2030
a,e
217,093
Sensata Technologies BV
269,000 4.000%,  4/15/2029
a
263,358
Sensata Technologies, Inc.
192,000 4.375%,  2/15/2030
a
187,744
104,000 3.750%,  2/15/2031
a
97,459
71,000 6.625%,  7/15/2032
a
74,170
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
385,000 6.750%,  8/15/2032
a
392,774
SS&C Technologies, Inc.
174,000 5.500%,  9/30/2027
a
173,849
94,000 6.500%,  6/1/2032
a
97,048
Synaptics, Inc., Convertible
258,000 0.750%,  12/1/2031 291,285
Synopsys, Inc.
308,000 5.700%,  4/1/2055 303,748
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 158,177
UKG, Inc.
187,000 6.875%,  2/1/2031
a
186,849
Verisk Analytics, Inc.
217,000 5.250%,  3/15/2035 220,209
Viavi Solutions, Inc.
221,000 3.750%,  10/1/2029
a
210,054
Viavi Solutions, Inc., Convertible
154,000 0.625%,  3/1/2031
a
288,958
Vishay Intertechnology, Inc.,
Convertible
433,000 2.250%,  9/15/2030 436,248
VMware, LLC
554,000 4.700%,  5/15/2030 563,364
189,000 2.200%,  8/15/2031 168,262
Western Digital Corporation,
Convertible
92,000 3.000%,  11/15/2028
e
611,147
WULF Compute, LLC
182,000 7.750%,  10/15/2030
a
189,830
Xerox Corporation
149,000 10.250%,  10/15/2030
a,e
122,843

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Technology  3.7% - continued
Ziff Davis, Inc., Convertible
$ 92,000 3.625%,  3/1/2028
a,e
$ 89,930
Total 31,393,484
Transportation  0.9%
Air Canada
188,000 3.875%,  8/15/2026
a
187,287
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
80,083 5.500%,  4/20/2026
a
80,141
354,319 5.750%,  4/20/2029
a
358,005
Avianca Midco 2 plc
109,311 9.000%,  12/1/2028
a,e
111,361
200,000 9.625%,  2/14/2030
a
204,900
200,000 9.500%,  1/28/2031
a
204,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
223,000 5.375%,  3/1/2029
a,e
217,464
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 158,550
339,000 5.550%,  3/15/2056 335,352
DCLI Bidco, LLC
261,000 7.750%,  11/15/2029
a
265,560
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 276,702
580,000 5.250%,  7/10/2030 593,909
ERAC USA Finance, LLC
334,000 5.200%,  10/30/2034
a
341,526
FedEx Freight Holding Company,
Inc.
360,000 4.950%,  3/15/2033
a,g
358,997
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 230,573
364,000 5.100%,  5/1/2035 371,770
OneSky Flight, LLC
374,000 8.875%,  12/15/2029
a
399,893
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.700%,  6/15/2026
a
146,748
Rand Parent, LLC
429,000 8.500%,  2/15/2030
a
448,310
RXO, Inc.
177,000 7.500%,  11/15/2027
a
180,411
Ryder System, Inc.
124,000 2.850%,  3/1/2027 122,626
250,000 4.850%,  6/15/2030 254,687
Southwest Airlines Company
147,000 5.125%,  6/15/2027 148,773
Star Leasing Company, LLC
185,000 7.625%,  2/15/2030
a
177,044
Stena International SA
295,000 7.250%,  1/15/2031
a
303,090
Stonepeak Nile Parent, LLC
142,000 7.250%,  3/15/2032
a
150,008
Union Pacific Corporation
200,000 5.600%,  12/1/2054 199,266
United Airlines Holdings, Inc.
250,000 5.375%,  3/1/2031
g
252,483
United Airlines, Inc.
482,000 4.625%,  4/15/2029
a
481,551
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
113,000 7.875%,  5/1/2027
a
113,193
Principal
Amount Long-Term Fixed Income  86.0% Value
Transportation  0.9% - continued
$ 158,000 9.500%,  6/1/2028
a
$ 164,373
Watco Companies, LLC/Watco
Finance Corporation
185,000 7.125%,  8/1/2032
a
193,934
Total 8,032,487
U.S. Government & Agencies  6.9%
U.S. Treasury Notes
6,850,000 1.250%,  12/31/2026 6,709,414
2,200,000 3.875%,  3/31/2027 2,208,164
700,000 3.875%,  5/31/2027 703,035
2,700,000 3.625%,  8/31/2027 2,703,586
20,000,000 3.375%,  12/31/2027 19,942,188
4,700,000 4.125%,  7/31/2028 4,762,055
4,000,000 3.625%,  9/30/2030 3,973,125
6,000,000 3.625%,  12/31/2030 5,952,656
1,750,000 4.125%,  11/15/2032 1,761,690
2,200,000 3.375%,  5/15/2033 2,105,469
500,000 4.500%,  11/15/2033 513,359
8,100,000 4.000%,  11/15/2035 7,934,203
Total 59,268,944
Utilities  3.2%
AEP Texas, Inc.
289,000 5.850%,  10/15/2055 284,140
AES Corporation
379,000 7.600%,  1/15/2055
b
384,281
239,000 3.950%,  7/15/2030
a
233,554
Algonquin Power & Utilities
Corporation
838,000 4.750%,  1/18/2082
b
831,917
Alliant Energy Corporation,
Convertible
64,000 3.250%,  5/30/2028
a
65,948
Alpha Generation, LLC
163,000 6.750%,  10/15/2032
a
168,999
American Electric Power
Company, Inc.
287,000 6.050%,  3/15/2056
b
285,002
182,000 6.950%,  12/15/2054
b
195,002
147,000 2.300%,  3/1/2030 136,015
American Water Capital
Corporation
218,000 5.700%,  9/1/2055 217,176
American Water Capital
Corporation, Convertible
42,000 3.625%,  6/15/2026 41,916
Arizona Public Service Company
162,000 5.550%,  8/1/2033 168,868
Atmos Energy Corporation
256,000 5.450%,  1/15/2056 247,334
175,000 5.000%,  12/15/2054 158,398
Calpine Corporation
380,000 4.500%,  2/15/2028
a
379,667
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
167,749
75,000 6.700%,  5/15/2055
b
77,006
182,000 1.450%,  6/1/2026 180,422
CenterPoint Energy, Inc.,
Convertible
126,000 4.250%,  8/15/2026 140,490
126,000 3.000%,  8/1/2028
a
128,873

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Utilities  3.2% - continued
CMS Energy Corporation,
Convertible
$ 117,000 3.375%,  5/1/2028 $ 126,301
106,000 3.125%,  5/1/2031
a
105,025
Consolidated Edison Company of
New York, Inc.
482,000 5.700%,  5/15/2054 479,779
Constellation Energy Generation,
LLC
140,000 5.875%,  1/15/2066 136,579
244,000 5.750%,  3/15/2054 240,698
153,000 5.800%,  3/1/2033 162,390
Dominion Energy, Inc.
230,000 6.875%,  2/1/2055
b
239,532
230,000 7.000%,  6/1/2054
b
248,713
148,000 3.375%,  4/1/2030 142,886
DTE Energy Company
163,000 4.875%,  6/1/2028 165,790
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 464,592
Duke Energy Corporation
223,000 3.250%,  1/15/2082
b
217,439
272,000 5.800%,  6/15/2054 268,767
273,000 6.450%,  9/1/2054
b
285,622
328,000 2.450%,  6/1/2030 304,528
142,000 4.500%,  8/15/2032 141,615
158,000 5.750%,  9/15/2033 167,366
Duke Energy Corporation,
Convertible
219,000 4.125%,  4/15/2026 227,431
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 160,020
Edison International
151,000 7.875%,  6/15/2054
b
157,273
240,000 5.000%,  12/15/2026
b,i
237,812
Enel Finance International NV
340,000 5.125%,  6/26/2029
a
348,919
Entergy Corporation
89,000 5.875%,  6/15/2056
b
89,086
175,000 6.100%,  6/15/2056
b
174,876
12,000 1.900%,  6/15/2028 11,425
Entergy Louisiana, LLC
330,000 5.800%,  3/15/2055 331,929
Evergy, Inc., Convertible
141,000 4.500%,  12/15/2027 179,070
Eversource Energy
246,000 4.600%,  7/1/2027 247,866
Exelon Corporation
663,000 5.600%,  3/15/2053 641,779
147,000 4.050%,  4/15/2030 145,632
Exelon Corporation, Convertible
123,000 3.250%,  3/15/2029
a
123,197
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
266,621
FirstEnergy Corporation,
Convertible
49,000 4.000%,  5/1/2026
e
50,813
159,000 3.625%,  1/15/2029
a
173,071
159,000 3.875%,  1/15/2031
a
175,456
Georgia Power Company
87,000 4.950%,  5/17/2033 88,815
Hawaiian Electric Company, Inc.
93,000 6.000%,  10/1/2033
a
94,415
Principal
Amount Long-Term Fixed Income  86.0% Value
Utilities  3.2% - continued
ITC Holdings Corporation
$ 142,000 4.950%,  9/22/2027
a
$ 143,702
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
259,875
Lightning Power, LLC
337,000 7.250%,  8/15/2032
a
358,701
Long Ridge Energy, LLC
282,000 8.750%,  2/15/2032
a
299,579
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 605,953
NextEra Energy Capital Holdings,
Inc.
388,000 5.900%,  3/15/2055 390,302
180,000 3.800%,  3/15/2082
b
176,959
256,000 6.750%,  6/15/2054
b
272,007
147,000 2.250%,  6/1/2030 135,188
250,000 5.300%,  3/15/2032 259,685
NextEra Energy Capital Holdings,
Inc., Convertible
106,000 3.000%,  3/1/2027 140,821
NiSource, Inc.
162,000 6.375%,  3/31/2055
b
167,398
382,000 5.850%,  4/1/2055 379,866
361,000 5.750%,  7/15/2056
b
363,059
140,000 6.950%,  11/30/2054
b
145,810
148,000 2.950%,  9/1/2029 141,903
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 160,674
NRG Energy, Inc.
221,000 10.250%,  3/15/2028
a,b,i
243,374
156,000 3.375%,  2/15/2029
a
149,489
230,000 5.250%,  6/15/2029
a
230,685
92,000 5.750%,  7/15/2029
a
91,653
151,000 6.000%,  2/1/2033
a
153,897
620,000 5.750%,  1/15/2034
a
624,112
151,000 6.250%,  11/1/2034
a
155,016
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054 283,203
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 174,769
341,000 5.550%,  5/15/2029 352,260
PG&E Corporation
149,000 5.000%,  7/1/2028 148,684
PG&E Corporation, Convertible
532,000 4.250%,  12/1/2027 540,246
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027 53,508
PPL Capital Funding, Inc.
314,000 5.250%,  9/1/2034 320,210
PPL Capital Funding, Inc.,
Convertible
143,000 2.875%,  3/15/2028 160,660
122,000 3.000%,  12/1/2030
a
123,235
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
a
147,512
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 158,926
Sempra
148,000 6.550%,  4/1/2055
b
150,648

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  86.0% Value
Utilities  3.2% - continued
$ 148,000 6.625%,  4/1/2055
b
$ 150,129
146,000 6.400%,  10/1/2054
b
147,696
148,000 6.875%,  10/1/2054
b
151,707
Southern California Edison
Company
326,000 5.450%,  6/1/2031 337,360
Southern Company
425,000 5.700%,  10/15/2032 450,283
394,000 4.850%,  3/15/2035 388,705
376,000 3.750%,  9/15/2051
b
373,107
Southern Company, Convertible
107,000 4.500%,  6/15/2027 114,758
224,000 3.250%,  6/15/2028
a
224,112
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
346,076
91,000 6.250%,  2/1/2034
a
92,225
91,000 6.500%,  2/1/2036
a
93,297
TerraForm Power Operating, LLC
502,000 5.000%,  1/31/2028
a
502,565
Topaz Solar Farms, LLC
167,000 4.875%,  9/30/2039
a
150,447
TransAlta Corporation
158,000 5.875%,  2/1/2034 158,126
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 269,679
Vistra Corporation
182,000 8.000%,  10/15/2026
a,b,i
185,356
448,000 7.000%,  12/15/2026
a,b,i
454,776
Vistra Operations Company, LLC
172,000 5.000%,  7/31/2027
a
172,144
507,000 5.250%,  10/15/2035
a
501,978
VoltaGrid, LLC
137,000 7.375%,  11/1/2030
a
138,755
WEC Energy Group, Inc.
175,000 5.625%,  5/15/2056
b
175,935
WEC Energy Group, Inc.,
Convertible
117,000 4.375%,  6/1/2027 136,247
75,000 3.375%,  6/1/2028
a
76,763
120,000 4.375%,  6/1/2029 143,805
Xcel Energy, Inc.
210,000 4.600%,  6/1/2032 208,969
249,000 5.600%,  4/15/2035 257,168
Total 27,381,622
Total Long-Term Fixed Income
(cost $730,405,502) 735,225,397
Shares
Registered Investment
Companies   9.9% Value
U.S. Affiliated   8.0%
7,715,590 Thrivent Core Emerging Markets
Debt Fund 68,514,439
Total 68,514,439
U.S. Unaffiliated   1.9%
28,898 abrdn Asia-Pacific Income Fund,
Inc. 456,299
107,762 abrdn Income Credit Strategies
Fund 603,467
27,869 abrdn Total Dynamic Dividend
Fund
e
277,575
Shares
Registered Investment
Companies  9.9% Value
U.S. Unaffiliated   1.9%  - continued
59,789 AllianceBernstein Global High
Income Fund, Inc. $ 637,949
82,040 Allspring Income Opportunities
Fund 561,974
3,133 Barings Global Short Duration
High Yield Fund 47,308
24,446 BlackRock Capital Allocation Term
Trust
e
359,356
13,518 BlackRock Core Bond Trust 128,827
77,067 BlackRock Corporate High Yield
Fund, Inc. 682,814
64,224 BlackRock Credit Allocation
Income Trust 683,343
4,697 BlackRock Debt Strategies Fund,
Inc. 47,956
10,263 BlackRock Enhanced Equity
Dividend Trust 98,628
45,950 BlackRock Enhanced Global
Dividend Trust 546,805
33,035 BlackRock Enhanced International
Dividend Trust 197,549
27,100 BlackRock Income Trust, Inc. 300,810
52,393 BlackRock Multi-Sector Income
Trust 693,683
49,816 Blackstone Strategic Credit 2027
Term Fund 586,833
44,143 Cornerstone Strategic Investment
Fund, Inc.
e
366,387
55,900 Eaton Vance Limited Duration
Income Fund 551,733
24,847 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 240,768
10,000 iShares Preferred and Income
Securities ETF
e
316,900
121,978 Nuveen Credit Strategies Income
Fund 629,406
2,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 16,433
1,232 Nuveen Global High Income Fund 15,930
43,198 Nuveen Preferred Income
Opportunities Fund 352,496
45,301 PGIM Global High Yield Fund, Inc. 582,571
43,787 PGIM High Yield Bond Fund, Inc. 639,290
26,756 Pimco Dynamic Income Fund 488,297
33,906 PIMCO High Income Fund 168,174
36,130 PIMCO Income Strategy Fund II 267,362
5,324 Tri-Continental Corporation 177,076
28,831 Vanguard Short-Term Corporate
Bond ETF
e
2,307,922
11,067 Virtus Convertible & Income Fund 176,961
40,673 Virtus Dividend, Interest &
Premium Strategy Fund 548,272
9,286 Virtus Equity & Convertible Income
Fund 236,329
75,432 Voya Global Equity Dividend &
Premium Opportunity Fund 436,751
15,427 Western Asset Diversified Income
Fund 214,435
139,725 Western Asset High Income
Opportunity Fund, Inc. 526,763
Total 16,171,432
Total Registered Investment
Companies (cost $85,787,813) 84,685,871

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 2.1% Value
17,979,313 Thrivent Cash Management Trust $ 17,979,313
Total Collateral Held for
Securities Loaned
(cost $17,979,313) 17,979,313
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
6,120 Albemarle Corporation,
Convertible, 7.250% 424,361
Total 424,361
Capital Goods  0.1%
11,391 Boeing Company, Convertible,
6.000% 851,136
Total 851,136
Communications Services  0.1%
23,300 AT&T, Inc., 4.750%
i
449,690
5,000 Telephone and Data Systems, Inc.,
6.000%
i
101,400
Total 551,090
Financials  0.9%
5,825 AEGON Funding Company, LLC,
5.100% 117,315
7,700 Allstate Corporation, 5.100%
i
165,935
3,523 Apollo Global Management, Inc.,
Convertible, 6.750% 244,391
3,505 Ares Management Corporation,
Convertible, 6.750% 167,644
7,000 Athene Holding, Ltd., 5.625%
i
138,950
15,400 Bank of America Corporation,
4.250%
i
272,118
14,375 Bank of America Corporation,
4.375%
i
262,344
7,200 Bank of America Corporation,
4.750%
e,i
142,920
12,375 Bank of America Corporation,
5.000%
i
263,464
373 Bank of America Corporation,
Convertible, 7.250%
i
464,758
3,500 Capital One Financial Corporation,
4.800%
i
64,540
8,775 Capital One Financial Corporation,
5.000%
i
172,780
3,500 Charles Schwab Corporation,
4.450%
i
66,780
6,300 Citigroup, Inc., 6.250%
g,i,k
158,067
2,150 Citizens Financial Group, Inc.,
7.375%
i
56,437
5,800 Corebridge Financial, Inc., 6.375% 138,678
7,000 Fifth Third Bancorp, 4.950%
i
139,090
7,000 Huntington Bancshares, Inc./OH,
4.500%
i
124,040
14,500 JPMorgan Chase & Company,
4.200%
i
269,410
12,375 JPMorgan Chase & Company,
4.625%
i
246,262
12,500 JPMorgan Chase & Company,
4.750%
i
254,375
3,500 KeyCorp, 5.650%
i
76,790
10,650 KeyCorp, 6.200%
b,i
269,658
6,130 KKR & Company, Inc.,
Convertible, 6.250% 300,002
3,500 MetLife, Inc., 4.750%
i
70,000
Shares Preferred Stock  1.3% Value
Financials  0.9% - continued
8,650 Morgan Stanley, 4.250%
i
$ 154,402
5,500 Morgan Stanley, 5.850%
i
135,410
13,100 Morgan Stanley, 7.125%
i
334,574
4,000 Pinnacle Financial Partners, Inc.,
8.397%
b,i
103,960
11,475 Public Storage, 4.125%
i
193,238
2,450 Public Storage, 4.625%
i
46,771
625 Public Storage, 4.700%
i
11,919
7,000 Regions Financial Corporation,
4.450%
i
121,450
2,650 Regions Financial Corporation,
5.700%
b,i
65,482
7,000 Truist Financial Corporation,
4.750%
i
137,340
8,600 U.S. Bancorp, 4.000%
i
141,728
7,500 Wells Fargo & Company, 4.250%
i
133,275
14,375 Wells Fargo & Company, 4.375%
i
262,919
7,000 Wells Fargo & Company, 4.700%
i
136,150
10,000 Wells Fargo & Company, 4.750%
i
197,000
539 Wells Fargo & Company,
Convertible, 7.500%
i
665,104
Total 7,487,470
Technology  0.1%
3,517 Hewlett Packard Enterprise
Company, Convertible, 7.625% 213,024
5,714 Microchip Technology, Inc.,
Convertible, 7.500% 381,924
Total 594,948
Utilities  0.1%
17,600 CMS Energy Corporation,
4.200%
e,i
311,696
4,620 Nextera Energy, Inc., Convertible,
7.234% 235,990
3,979 NextEra Energy, Inc., Convertible,
7.299%
e
220,715
12,000 Southern Company, 4.950%
e
246,600
4,865 Southern Company, Convertible,
7.125%
k
249,331
Total 1,264,332
Total Preferred Stock
(cost $11,831,849) 11,173,337
Shares Common Stock < .01% Value
Communications Services  <0.1%
333 Tripadvisor, Inc.
k
4,426
Total 4,426
Financials  <0.1%
1,070 AGNC Investment Corporation 12,198
596 Annaly Capital Management, Inc. 13,714
1,137 Apollo Commercial Real Estate
Finance, Inc. 12,291
147 Blackstone Mortgage Trust, Inc. 2,830
35 Block, Inc.
k
2,115
547 Chimera Investment Corporation 6,755
12 Encore Capital Group, Inc.
k
662
1,935 Rithm Capital Corporation 21,169
Total 71,734

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  <.01% Value
Health Care  <0.1%
48 BioMarin Pharmaceutical, Inc.
k
$ 2,714
Total 2,714
Information Technology  <0.1%
71 InterDigital, Inc. 23,177
Total 23,177
Real Estate  <0.1%
346 Kite Realty Group Trust 8,128
Total 8,128
Total Common Stock
(cost $109,894) 110,179
Shares or
Principal
Amount Short-Term Investments 5.3% Value
Federal Home Loan Bank Discount
Notes
100,000 3.610%, 4/17/2026
l,m
99,233
100,000 3.606%, 4/24/2026
l,m
99,163
State Street Institutional U.S.
Government Money Market
Fund
36,753,835 3.650%
l
36,753,835
Thrivent Core Short-Term Reserve
Fund
800,000 3.970% 8,008,000
U.S. Treasury Bills
400,000 3.605%, 3/5/2026
l,n
398,758
200,000 3.498%, 4/7/2026
l,n
198,721
Total Short-Term Investments
(cost $45,534,552) 45,557,710
Total Investments (cost
$891,648,923) 104.6% $894,731,807
Other Assets and Liabilities, Net
(4.6%) (39,219,866)
Total Net Assets 100.0% $855,511,941
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $365,095,155 or
42.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Fund as of January 30, 2026 was $86,400 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 152,981
Credit Suisse Group AG  2/4/2016 235,124
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 13,226,623
Common Stock 3,935,388
Total lending $17,162,011
Gross amount payable upon return of
collateral for securities loaned $17,979,313
Net amounts due to counterparty $817,302

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Multisector Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 101,364,703 – 101,364,703 –
Basic Materials 10,881,705 – 10,881,705 –
Capital Goods 26,041,912 – 26,041,912 –
Collateralized Mortgage Obligations 107,814,118 – 107,814,118 –
Commercial Mortgage-Backed Securities 14,868,835 – 14,868,835 –
Communications Services 30,124,370 – 30,124,370 –
Consumer Cyclical 41,976,977 – 41,976,977 –
Consumer Non-Cyclical 38,680,910 – 38,680,910 –
Energy 31,454,625 – 31,454,625 –
Financials 101,037,396 – 101,037,396 –
Foreign Government 1,668,849 – 1,668,849 –
Mortgage-Backed Securities 103,234,460 – 103,234,460 –
Technology 31,393,484 – 31,393,484 –
Transportation 8,032,487 – 8,032,487 –
U.S. Government & Agencies 59,268,944 – 59,268,944 –
Utilities 27,381,622 – 27,381,622 –
Registered Investment Companies
U.S. Unaffiliated 16,171,432 16,171,432 – –
Preferred Stock
Basic Materials 424,361 424,361 – –
Capital Goods 851,136 851,136 – –
Communications Services 551,090 551,090 – –
Financials 7,487,470 7,487,470 – –
Technology 594,948 594,948 – –
Utilities 1,264,332 1,264,332 – –
Common Stock
Communications Services 4,426 4,426 – –
Financials 71,734 71,734 – –
Health Care 2,714 2,714 – –
Information Technology 23,177 23,177 – –
Real Estate 8,128 8,128 – –
Short-Term Investments 37,549,710 36,753,835 795,875 –
Subtotal Investments in Securities $800,230,055 $64,208,783 $736,021,272 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 68,514,439
Collateral Held for Securities Loaned 17,979,313
Affiliated Short-Term Investments 8,008,000
Subtotal Other Investments $94,501,752
Total Investments at Value $894,731,807
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Multisector Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 60,665 60,665 – –
Total Asset Derivatives $60,665 $60,665 $– $–
Liability Derivatives
Credit Default Swaps 110,864 – 110,864 –
Total Liability Derivatives $110,864 $– $110,864 $–

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $198,396 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond (15) March 2026 ( $ 1,802,183) $ 40,620
Ultra 10-Yr. U.S. Treasury Note (15) March 2026 (1,732,388) 20,045
Total Futures Short Contracts ( $ 3,534,571) $60,665
Total Futures Contracts ( $ 3,534,571) $60,665
The following table presents Multisector Bond Fund's credit default swap contracts held as of January 30, 2026. Investments totaling $597,479 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 9,405,000 $ – ( $ 110,864) ( $ 110,864)
Total Credit Default Swaps $– ($110,864) ($110,864)
1 As the buyer of protection, Multisector Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multisector Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $87,107 $1,119 $20,350 $68,514 7,716 8.0%
Total U.S. Affiliated Registered Investment
Companies 87,107 68,514 8.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 14,000 – 6,000 8,008 800 0.9
Total Affiliated Short-Term Investments 14,000 8,008 0.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,037 57,892 62,950 17,979 17,979 2.1
Total Collateral Held for Securities Loaned 23,037 17,979 2.1
Total Value $124,144 $94,501
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,530) $2,168 $– $1,120
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% – 8 – 112
Total Income/Non Cash Income from Affiliated Investments $1,232
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total ($1,530) $2,176 $–

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.9% Value
Alabama  1.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,351,970
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
795,418
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,054,894
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,040,022
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,068,069
Jefferson County, AL Sewer Rev.
Refg. Warrants
2,750,000 5.500%, 10/1/2053 2,884,310
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 288,582
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,026,499
Total 16,509,764
Alaska  0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
1,030,000 3.200%, 12/1/2033
a
1,030,000
Total 1,030,000
Arizona  2.2%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
716,254
275,000 5.250%, 7/1/2043
c
275,610
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 803,089
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,949,915
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 297,588
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 878,114
1,000,000 5.250%, 11/1/2053, Ser. A 1,018,750
1,000,000 5.250%, 11/1/2048, Ser. A 1,023,214
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,827,060
Principal
Amount Long-Term Fixed Income  98.9% Value
Arizona  2.2% - continued
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
$ 2,000,000 5.000%, 5/15/2056, Ser. A $ 1,718,192
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
975,539
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
4,315,000 2.650%, 11/15/2052, Ser. A
a
4,315,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,451,106
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
3,250,000 5.250%, 1/1/2055, Ser. C 3,448,968
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 503,770
725,000 5.000%, 8/1/2039 759,935
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,029,482
Total 24,991,586
Arkansas  0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 762,167
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 519,474
Total 1,281,641
California  5.7%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,816,471
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AG Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
477,968
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
503,474
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,840,793
3,000,000 5.000%, 10/1/2033, Ser. C
a
3,209,630
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,282,017

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
California  5.7% - continued
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
$ 55,000 5.000%, 6/1/2049, Ser. B-1 $ 54,525
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 6,314,165
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,481,166
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 925,249
800,000 5.250%, 8/15/2058, Ser. A 820,455
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,389,641
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
436,918
140,000 5.875%, 5/1/2059, Ser. A
c
141,289
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
4,630,000 2.500%, 12/1/2029, AMT
a
4,630,000
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,090,096
550,000 5.000%, 7/1/2038, AMT
c
595,424
500,000 5.000%, 11/21/2045, AMT
c
517,277
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 1,010,050
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AG Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
509,218
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,023,625
California Various Purpose GO
500,000 4.000%, 10/1/2050 482,596
10,000 5.250%, 4/1/2029 10,027
Irvine, CA Improvement Bond Act
1915 Assessment District No.
07-22 SAB
140,000 2.450%, 9/2/2032, Ser. A
a
140,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,544,062
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,305,403
San Francisco, CA City & County
Airport Commission International
Airport Rev.
7,500,000
5.500%, 5/1/2055, Ser. A,
AMT 7,948,025
Total 65,499,564
Principal
Amount Long-Term Fixed Income  98.9% Value
Colorado  3.6%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
$ 1,500,000 5.250%, 12/1/2059, Ser. A
b
$ 1,546,998
CCP Metropolitan District No. 3, CO
LTGO Refg.
742,000 5.000%, 12/1/2053 719,476
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 786,052
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 614,034
475,000 5.000%, 4/1/2048 475,052
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,446,806
2,500,000 5.000%, 12/1/2055 2,424,849
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,027,703
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,780,611
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,122,082
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,532,358
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,065,733
10,000,000 4.000%, 8/1/2049, Ser. A-2 8,547,184
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,253,275
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,351,548
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,005,408
Gunnison County, CO Housing
Auth. Rev. (Whetstone Housing)
(BAM Insured)
1,300,000 5.125%, 6/1/2055
b
1,328,657
Southern Ute Indian Tribe of
Southern Ute Indian Reservation,
CO UTGO
2,000,000 5.000%, 4/1/2035, Ser. A
c
2,212,116
Total 41,239,942

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Connecticut  1.2%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
$ 850,000 4.250%, 7/15/2053, Ser. E $ 786,667
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,811,878
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
897,163
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,128,428
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 470,276
4,000,000 5.000%, 7/1/2047, Ser. L 4,124,632
Total 13,219,044
Delaware  0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,965,926
600,000 4.000%, 9/1/2051 495,502
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,011,157
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 874,881
500,000 5.000%, 7/1/2048, Ser. A 469,265
Total 4,816,731
District Of Columbia  0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,160,377
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,166,692
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 940,439
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,027,353
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,092,008
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,037,306
Principal
Amount Long-Term Fixed Income  98.9% Value
District Of Columbia  0.7% - continued
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail
& Capital Improvement) (AG
Insured)
$ 1,000,000 4.000%, 10/1/2049
b
$ 894,857
Total 8,319,032
Florida  5.6%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,034,144
500,000 4.000%, 10/1/2046 425,574
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,715,000 5.650%, 3/1/2054
b
3,943,981
Capital Projects Finance Auth., FL
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 562,551
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,492,950
CityPlace Community Development
District, FL SAB Refg.
540,000 5.000%, 5/1/2026 542,428
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,378,980
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A
c
1,425,892
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 941,549
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 230,106
250,000 4.000%, 7/1/2055, Ser. A 192,962
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 2,094,393
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,991,596
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,728,951
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,170,685

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Florida  5.6% - continued
Greater Orlando, FL Aviation Auth.
Special Purpose Airport Fac.
Rev. (United Airlines, Inc.)
$ 1,000,000 5.500%, 11/1/2036, AMT $ 1,085,164
1,000,000 5.500%, 11/1/2037, AMT 1,080,953
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,029,021
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 656,861
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,016,548
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,491,951
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,013,136
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
1,000,000 5.750%, 5/15/2055
c
1,016,551
750,000 5.750%, 5/15/2060
c
759,295
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,437,715
1,250,000 5.250%, 10/1/2056, Ser. A 1,294,188
1,250,000 5.000%, 10/1/2047, Ser. A 1,270,357
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,716,888
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,030,685
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 960,635
500,000 5.000%, 11/1/2047, Ser. A 501,422
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,000,993
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 6,952,596
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
223,368
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,035,468
Principal
Amount Long-Term Fixed Income  98.9% Value
Florida  5.6% - continued
Village Community Development
District No. 15, Wildwood, FL
SAB
$ 290,000 5.250%, 5/1/2054
c
$ 290,855
795,000 4.800%, 5/1/2055
c
758,493
Total 63,779,885
Georgia  2.0%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,734,680
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,528,465
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,569,540
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,706,396
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,938,253
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 211,382
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,820,741
1,920,000 5.000%, 5/15/2033, Ser. A 2,018,929
1,900,000 5.000%, 5/15/2034, Ser. A 1,999,919
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,011,171
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,678,295
Total 23,217,771
Guam  0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 251,413
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 771,643
Total 1,023,056
Hawaii  0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,601,699
Total 1,601,699
Idaho  0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,864,539
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 891,586

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Idaho  0.5% - continued
$ 800,000 4.000%, 3/1/2046, Ser. A $ 728,979
Total 5,485,104
Illinois  4.5%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,669,434
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,060,341
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,000,331
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,000,331
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,059,576
Chicago, IL O'Hare International
Airport Special Fac. Rev. (TrIPs
Obligated Group)
780,000 5.500%, 7/1/2040, AMT 865,728
800,000 5.500%, 7/1/2041, AMT 884,526
Chicago, IL Wastewater
Transmission Rev. (AG Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,176,197
Chicago, IL Waterworks Rev. (AG
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,548,369
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,005,174
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 840,937
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
255,409
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,092,157
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,754,621
2,100,000 5.000%, 8/1/2047, Ser. A 2,024,543
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 508,677
2,885,000 5.000%, 2/15/2037, Ser. A 2,911,248
1,000,000 5.000%, 2/15/2047, Ser. A 953,696
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,050,334
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
7,317,058
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 516,687
Principal
Amount Long-Term Fixed Income  98.9% Value
Illinois  4.5% - continued
$ 2,000,000
Zero Coupon, 12/15/2047,
Ser. B
d
$ 1,469,975
Peoria, IL GO (AG Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,269,794
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,809,008
Total 51,044,151
Indiana  1.5%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,718,381
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AG Insured)
4,750,000 4.250%, 1/1/2047
b
4,493,869
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 591,247
2,250,000 5.375%, 6/1/2064, Ser. A 2,262,894
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,039,761
750,000 6.125%, 3/1/2057, Ser. E 784,400
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,034,105
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,805,427
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
343,470
Whiting, IN Environmental Fac. Rev.
(BP Products North America,
Inc.)
1,000,000 4.200%, 6/1/2044
a
1,062,914
Total 17,136,468
Iowa  0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,350,297
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
250,000 5.750%, 10/1/2055 254,199
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,081,827
650,000 5.375%, 10/1/2052 658,133
Total 9,344,456
Kansas  0.3%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,774,406

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Kansas  0.3% - continued
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
$ 350,000 6.500%, 11/15/2042, Ser. A
c
$ 368,074
Total 3,142,480
Kentucky  1.6%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 966,612
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,023,674
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,159,124
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,815,658
Paducah, KY Electric Plant Board
Rev. (AG Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
758,294
Public Energy Auth. of Kentucky
Gas Supply Rev. Refg.
5,750,000 5.000%, 5/1/2036, Ser. C 6,233,098
Total 17,956,460
Louisiana  0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AG Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
871,661
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,533,202
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,062,804
1,500,000 5.000%, 7/1/2048, Ser. A 1,536,721
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AG Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,519,610
Total 8,523,998
Maine  0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 875,219
Total 875,219
Maryland  1.5%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,732,817
Principal
Amount Long-Term Fixed Income  98.9% Value
Maryland  1.5% - continued
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
$ 5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
b
$ 5,196,141
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
4,441,147
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,043,027
1,325,000 6.000%, 7/1/2058, Ser. A 1,397,736
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
2,000,000 5.125%, 7/1/2059
b
2,030,201
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 171,753
600,000 5.250%, 7/1/2053 607,817
200,000 4.000%, 7/1/2045 180,554
Total 16,801,193
Massachusetts  2.5%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 764,020
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 3,923,758
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,928,336
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 436,467
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,181,128
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 11,096,011
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,757,541
Total 28,087,261
Michigan  3.1%
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,282,886

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Michigan  3.1% - continued
Great Lakes Water Auth., MI Water
Supply System Rev.
$ 5,000,000 5.000%, 7/1/2046, Ser. A $ 5,017,254
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,087,654
2,110,000 4.000%, 9/1/2046 1,821,097
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 555,589
7,775,000 5.000%, 12/31/2043, AMT 7,809,552
5,110,000 5.000%, 6/30/2048, AMT 4,971,686
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,292,611
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AG Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,178,651
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,852,791
Total 34,869,771
Minnesota  3.2%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 485,992
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 811,988
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,330,000 5.000%, 7/1/2043, Ser. A 2,330,795
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,574,587
2,500,000 5.250%, 6/15/2047, Ser. B 2,593,853
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 333,371
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
5,000,000 5.000%, 11/15/2049, Ser. A 4,874,168
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053 458,083
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,411,246
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,073,920
Principal
Amount Long-Term Fixed Income  98.9% Value
Minnesota  3.2% - continued
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
$ 2,500,000 5.250%, 1/1/2054 $ 2,573,730
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,516,969
4,000,000 5.000%, 10/1/2052, Ser. B 4,045,250
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,182,546
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 985,594
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,870,963
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,155,085
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 929,033
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 492,784
Total 36,699,957
Mississippi  0.4%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,607,989
Total 4,607,989
Missouri  1.3%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AG Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,394,523
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 506,176
1,200,000 5.000%, 8/15/2042, Ser. A 1,189,279
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,055,148
Missouri Health and Educational
Fac. Auth. Health Fac. Rev. Refg.
(Lake Regional Health System)
1,200,000 4.000%, 2/15/2051 1,002,531

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Missouri  1.3% - continued
Missouri Joint Municipal Electric
Utility Commission Power Proj.
Rev. (Marshall Energy Center)
$ 2,500,000 5.250%, 1/1/2056 $ 2,605,767
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 562,098
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,734,695
Total 15,050,217
Montana  0.6%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,924,702
1,000,000 4.000%, 7/1/2044, Ser. A 796,800
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,522,879
Total 6,244,381
Nebraska  2.2%
Boys Town Village, NE Rev. (Boys
Town)
5,000,000 5.000%, 7/1/2046 5,183,825
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AG Insured)
3,000,000 5.000%, 12/15/2048
b
3,139,652
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,116,613
Omaha, NE Airport Auth. Airport
Fac. Rev. (AG Insured)
3,400,000 5.250%, 12/15/2054, AMT
b
3,517,945
Omaha, NE Public Power District
Electric Rev.
2,500,000 5.250%, 2/1/2055, Ser. A 2,650,600
8,275,000 5.000%, 2/1/2046, Ser. A 8,531,427
Total 25,140,062
Nevada  0.3%
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,033,896
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 104,617
350,000 6.000%, 6/1/2048 368,389
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 768,667
Principal
Amount Long-Term Fixed Income  98.9% Value
Nevada  0.3% - continued
$ 1,000,000
5.250%, 7/1/2049, Ser. A,
AMT $ 1,031,896
Total 3,307,465
New Hampshire  1.3%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,093,511
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 756,530
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,221,212
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
3,070,000 3.150%, 6/1/2041, Ser. B
a
3,070,000
Total 15,141,253
New Jersey  2.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 413,780
750,000 6.000%, 6/15/2047 779,987
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
e
1,602,819
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,600,870
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,741,441
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,144,309
500,000 5.500%, 6/15/2050, Ser. CC
e
598,904
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 937,831
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,913,052
Total 27,732,993
New York  9.4%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,455,052
Build NYC Resource Corporation,
NY Airport Fac. Rev. (TrIPs
Obligated Group)
1,000,000 5.500%, 7/1/2055, AMT 1,029,929
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
345,098
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,077,384

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
New York  9.4% - continued
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
$ 1,075,000 5.500%, 6/15/2053, Ser. A
c
$ 1,061,351
Genesee County, NY Funding
Corporation Rev. (Rochester
Regional Health Energy)
1,000,000 5.250%, 12/1/2050, Ser. A 1,020,767
1,500,000 5.500%, 12/1/2055, Ser. A 1,554,422
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,958,971
Monroe County, NY Industrial
Development Corporation
Charter School Rev. (True North
Rochester Preparatory Charter
School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
943,227
New York City, NY GO
775,000 3.200%, 4/1/2036, Ser. L-3
a
775,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,182,472
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 15,441,319
435,000 3.200%, 6/15/2044
a
435,000
4,000,000 4.125%, 6/15/2047, Ser. DD 3,801,727
150,000
3.200%, 6/15/2048, Ser.
AA-1
a
150,000
300,000
3.200%, 6/15/2049, Ser.
BB-1
a
300,000
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,095,202
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,688,690
140,000 3.200%, 8/1/2041
a
140,000
4,070,000 3.200%, 2/1/2045, Ser. E-4
a
4,070,000
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,279,067
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,000,000 5.250%, 3/15/2050, Ser. C 8,472,009
10,000 5.000%, 2/15/2043, Ser. B
e
10,384
10,000 5.000%, 2/15/2043, Ser. B
e
10,384
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,456,216
2,200,000 5.000%, 7/15/2042, Ser. A 2,244,296
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 634,682
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,118,214
2,000,000 6.000%, 6/30/2059, AMT 2,111,188
Principal
Amount Long-Term Fixed Income  98.9% Value
New York  9.4% - continued
$ 8,500,000 5.500%, 6/30/2060, AMT $ 8,604,942
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 795,143
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 553,242
750,000 5.625%, 4/1/2040, AMT 796,255
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,063,282
1,000,000 5.000%, 12/1/2040, AMT 1,055,955
1,000,000 5.000%, 12/1/2041, AMT 1,054,721
600,000 5.000%, 12/1/2042, AMT 627,112
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,444,082
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
270,160
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 793,867
Total 107,920,812
North Carolina  1.0%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,575,137
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,286,622
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,312,721
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
750,000 5.250%, 7/1/2053, AMT
b
766,828
1,000,000 5.250%, 7/1/2048, AMT
b
1,027,926
Nash Health Care Systems, NC
Health Care Fac. Rev.
1,000,000 5.250%, 2/1/2055 1,025,296
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,217,110
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 751,879
Total 10,963,519

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
North Dakota  0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AG Insured)
$ 250,000 5.000%, 12/1/2053, Ser. A
b
$ 252,136
250,000 5.000%, 12/1/2048, Ser. A
b
254,715
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,789,968
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,823,704
Total 6,120,523
Ohio  3.3%
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,000,952
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 458,884
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
3,000,000 5.000%, 6/1/2055, Ser. B-2 2,467,278
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT 1,413,202
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 974,766
500,000 5.000%, 12/1/2044 506,455
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,033,051
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 304,820
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 701,026
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,374,502
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 3.200%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,069,186
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,441,454
Principal
Amount Long-Term Fixed Income  98.9% Value
Ohio  3.3% - continued
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
$ 1,250,000 5.250%, 5/1/2054 $ 1,203,369
1,400,000 5.250%, 5/1/2049 1,371,594
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,258,610
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
5,135,000 5.500%, 2/15/2026, Ser. A
b
5,140,556
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 526,076
750,000 5.250%, 12/1/2054 787,428
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 766,400
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AG Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
714,046
Total 37,313,655
Oklahoma  0.3%
Oklahoma Municipal Power Auth.
Power Supply System Rev. Refg.
(AG Insured)
1,000,000 5.250%, 1/1/2051, Ser. A
b
1,063,107
1,500,000 5.250%, 1/1/2056, Ser. A
b
1,587,850
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,078,105
Total 3,729,062
Oregon  1.6%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 249,414
750,000 5.250%, 8/1/2044 770,083
500,000 5.250%, 8/1/2049 501,118
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 381,739
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 365,116
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
1,250,000 5.500%, 12/1/2054, Ser. A 1,254,658
500,000 5.375%, 12/1/2045, Ser. A 507,389
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,066,892

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Oregon  1.6% - continued
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
$ 3,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT $ 3,821,514
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,684,560
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
839,794
Total 18,442,277
Pennsylvania  4.0%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,661,346
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AG Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,563,343
2,500,000
5.500%, 1/1/2055, Ser. A,
AMT
b
2,626,491
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,708,266
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
455,000 5.000%, 1/1/2038 455,330
Delaware County, PA Industrial
Development Auth. Airport
Fac. Rev. Refg. (United Parcel
Service)
370,000 3.200%, 9/1/2045
a
370,000
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,576,176
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,586,253
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,007,303
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 1,960,183
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 872,702
Principal
Amount Long-Term Fixed Income  98.9% Value
Pennsylvania  4.0% - continued
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
$ 2,000,000 5.000%, 2/15/2047, Ser. A $ 2,030,820
Pennsylvania Turnpike Commission
Turnpike Rev. (AG Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
b
8,096,048
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
3,038,210
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,319,747
Total 45,872,218
Puerto Rico  0.6%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 964,529
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,303,504
Total 6,268,033
Rhode Island  0.5%
Rhode Island Health and
Educational Building Corporation
Rev. (Central Falls Public School)
5,150,000 5.250%, 5/15/2050 5,402,952
Total 5,402,952
South Carolina  2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,283,716
1,075,000
5.250%, 7/1/2049, Ser. A,
AMT 1,110,792
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,861,708
South Carolina Jobs-Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,045,447
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,169,069
4,500,000 4.250%, 2/1/2048 4,301,372
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,363,944
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,006,721
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,035,878

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
South Carolina  2.2% - continued
South Carolina Public Service Auth.
Rev. Refg. (AG Insured)
$ 1,250,000 5.000%, 12/1/2054, Ser. B
b
$ 1,288,900
Total 25,467,547
South Dakota  0.1%
Lincoln County, SD Economic
Development Rev. Refg.
(Augustana College Association)
850,000 4.000%, 8/1/2051, Ser. A 685,856
Total 685,856
Tennessee  0.3%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,105,170
Metropolitan Government of
Nashville and Davidson County,
TN Water and Sewer Rev. Refg.
1,000,000 5.250%, 7/1/2055 1,057,247
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,045,797
Total 3,208,214
Texas  12.9%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,002,149
750,000 6.250%, 6/1/2063
c
754,723
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,829,378
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,567,094
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,007,662
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 514,615
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,296,363
Clifton, TX Higher Education
Finance Corporation Education
Rev. Refg. (IDEA Public Schools)
(PSF-GTD Insured)
2,500,000 5.000%, 8/15/2050
b
2,559,505
2,750,000 5.000%, 8/15/2055
b
2,806,702
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,912,071
Principal
Amount Long-Term Fixed Income  98.9% Value
Texas  12.9% - continued
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
$ 2,580,000 5.000%, 8/15/2053
b
$ 2,657,766
FW Texas Street Public Fac.
Corporation Residential
Development Rev. (River District)
2,000,000 5.000%, 5/1/2038 2,137,674
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 642,858
400,000
5.500%, 8/1/2043, Ser. A,
AMT 424,282
1,000,000 6.000%, 8/1/2043, AMT 1,086,953
500,000
5.500%, 8/1/2044, Ser. A,
AMT 526,564
Georgetown, TX Utility System Rev.
(AG Insured)
7,000,000 4.250%, 8/15/2047
b
6,700,918
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 4,978,162
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AG Insured)
6,000,000 4.250%, 10/1/2053
b
5,591,467
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
15,000 5.000%, 1/1/2033, Ser. A 15,009
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,298,849
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
100,000 3.250%, 8/15/2027, AMT
a
100,000
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,666,741
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 379,208
Houston, TX Airport System Rev.
Refg.
3,000,000
5.250%, 7/1/2041, Ser. A,
AMT 3,330,625
Houston, TX Airport System Rev.
Refg. (AG Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
4,923,714
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,074,814
Houston, TX Water and Sewer
System Rev. Refg. (AG Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,e
12,047,544

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Texas  12.9% - continued
Irving, TX Rev. Refg.
$ 2,325,000 5.000%, 8/15/2043 $ 2,319,290
Kerrville, TX Public Utility Board
Public Fac. Corporation Power
Supply Rev. (BAM Insured)
5,000,000 5.250%, 4/15/2047, Ser. A
b
5,289,802
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AG
Insured)
6,000,000 5.500%, 5/15/2053
b
6,330,425
2,000,000 5.500%, 5/15/2048
b
2,128,622
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (ExxonMobil)
580,000 3.200%, 2/2/2026
a
580,000
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,292,235
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,505,798
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
820,000 5.000%, 4/1/2029, Ser. A 820,294
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
5,000,000 5.250%, 2/1/2028
b
5,295,008
2,000,000 5.250%, 2/1/2029
b
2,170,724
North Texas Tollway Auth. System
Rev. Refg. (AG Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,760,233
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 1,960,413
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,222,829
1,500,000 5.250%, 2/1/2049, Ser. A 1,592,568
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 613,192
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 511,185
750,000 5.500%, 11/15/2047, Ser. D 792,580
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Methodist Hospitals of Dallas)
1,000,000 3.150%, 10/1/2041, Ser. B
a
1,000,000
Principal
Amount Long-Term Fixed Income  98.9% Value
Texas  12.9% - continued
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
$ 1,000,000 5.000%, 10/1/2049 $ 993,055
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,090,074
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,093,987
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
8,000,000 5.000%, 6/30/2058, AMT 7,805,783
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 499,410
4,275,000 4.000%, 6/30/2040, Ser. A 4,251,422
Texas Technical College System
Rev. (Financing System
Improvement) (AG Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,258,490
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
b
2,408,799
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,250,969
Total 147,670,597
Utah  1.9%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
c
1,005,606
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
(AG Insured)
500,000 5.500%, 6/1/2055, Ser. A
b
534,089
250,000 5.500%, 6/1/2055, Ser. B
b
267,045
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 263,875
2,000,000 5.000%, 7/1/2045, Ser. A 2,096,914
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,512,457
3,000,000 5.000%, 10/1/2049, Ser. A 3,059,970
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AG Insured)
1,825,000 4.000%, 2/1/2048
b
1,639,217
Orem, UT GO
6,880,000 5.000%, 12/1/2046 7,030,988
Salt Lake City, UT Airport Rev.
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,162,796

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Utah  1.9% - continued
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
$ 800,000 5.000%, 10/15/2048 $ 800,571
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 377,881
Total 21,751,409
Virginia  2.6%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,963,150
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 702,522
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,574,345
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 1,027,185
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 589,021
6,575,000 5.000%, 12/31/2049, AMT 6,306,606
10,610,000 5.000%, 12/31/2052, AMT 10,106,494
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 434,127
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 496,887
1,000,000 4.000%, 1/1/2040, AMT 978,967
Total 30,179,304
Washington  1.9%
Energy Northwest, WA Electric Rev.
Refg. (Columbia Generating
Station)
1,000,000 5.000%, 7/1/2043, Ser. A 1,103,567
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,218,874
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
765,351
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,335,969
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,784,789
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,108,495
Principal
Amount Long-Term Fixed Income  98.9% Value
Washington  1.9% - continued
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
$ 650,000 4.000%, 12/1/2045
c
$ 594,547
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,773,590
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 432,143
450,000 4.000%, 5/1/2045 412,948
Washington Housing Finance
Commission Certificates Rev.
991,156 4.221%, 3/20/2040, Ser. A
a
976,195
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,195,409
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 982,180
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,419,715
1,250,000 6.250%, 7/1/2059
c
1,330,667
Total 21,434,439
West Virginia  1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
750,000 5.250%, 6/1/2053 735,054
500,000 5.250%, 6/1/2044 507,875
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,848,961
2,000,000 4.250%, 6/1/2047, Ser. A 1,853,902
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,015,565
Total 13,961,357
Wisconsin  2.6%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
487,150
750,000 6.500%, 7/15/2063, Ser. A
c
774,628
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
507,992
750,000 7.000%, 7/1/2058
c
762,198
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,032,447

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Wisconsin  2.6% - continued
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
$ 1,000,000 5.500%, 7/1/2052, Ser. A-1
b
$ 1,045,690
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,123,296
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 384,001
920,000 5.500%, 7/1/2043, AMT 945,647
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,004,492
4,000,000 4.000%, 9/30/2051, AMT 3,288,857
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 577,348
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
1,928,449
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
2,000,000 6.500%, 6/30/2060, AMT 2,207,963
2,250,000 5.750%, 12/31/2065, AMT 2,326,741
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,329,821
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 779,163
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,045,750
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 786,920
500,000 5.750%, 8/15/2059, Ser. A 513,693
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 878,455
Principal
Amount Long-Term Fixed Income  98.9% Value
Wisconsin  2.6% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
$ 2,000,000 5.000%, 2/15/2047, Ser. C $ 2,002,784
Total 29,733,485
Total Long-Term Fixed Income
(cost $1,153,759,372) 1,129,845,852
Total Investments
(cost $1,153,759,372) 98.9% $1,129,845,852
Other Assets and Liabilities, Net
1.1% 12,692,136
Total Net Assets 100.0% $1,142,537,988
a Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $33,038,860 or
2.9% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of January 30, 2026 was $765,351
or 0.07% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 738,882

Municipal Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 222,082,314 – 222,082,314 –
Electric Revenue 49,622,953 – 49,622,953 –
Escrowed/Pre-refunded 14,270,035 – 14,270,035 –
General Obligation 64,751,860 – 64,751,860 –
Health Care 242,906,472 – 242,906,472 –
Housing Finance 10,227,814 – 10,227,814 –
Industrial Development Revenue 47,663,723 – 47,663,723 –
Other Revenue 51,752,206 – 51,752,206 –
Tax Revenue 63,411,189 – 63,411,189 –
Transportation 293,041,285 – 293,041,285 –
Water & Sewer 70,116,001 – 70,116,001 –
Total Investments at Value $1,129,845,852 $– $1,129,845,852 $–

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income 100.3% Value
Asset-Backed Securities  12.7%
ACHV ABS Trust
$ 466,099
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 468,224
814,116
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
818,518
Affirm Asset Securitization Trust
14,331
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
14,336
Affirm Master Trust
4,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
4,545,266
Annisa CLO, Ltd.
2,172,362
5.168%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
2,174,104
Auxilior Term Funding, LLC
309,609
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
309,964
Avis Budget Rental Car Funding
AESOP, LLC
1,440,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
1,461,343
6,500,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
6,444,599
Carlyle Global Market Strategies
CLO, Ltd.
3,900,000
4.868%,  (TSFR3M +
1.200%), 1/20/2032, Ser.
2015-5A, Class A2R4
a,b
3,902,122
CarVal CLO I, Ltd.
4,200,000
5.521%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,206,027
CarVal CLO III, Ltd.
5,500,000
5.068%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,509,399
Chenango Park CLO, Ltd.
4,000,000
5.472%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
4,006,428
Commonbond Student Loan Trust
92,514
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
89,077
386,135
4.287%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
382,229
Dryden 61 CLO, Ltd.
3,250,000
5.248%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,257,264
Dryden 72 CLO, Ltd.
1,900,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,903,154
Education Funding Trust
779,810
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
750,322
Foundation Finance Trust
743,411
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
709,851
2,524,937
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,633,518
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Asset-Backed Securities  12.7% - continued
GMAC Mortgage Corporation
Loan Trust
$ 12,189
4.287%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
$ 5,641
GSAA Home Equity Trust
86,696
5.737%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
159,507
920,881
4.102%,  8/25/2034, Ser.
2004-10, Class M2
b
854,093
Hertz Vehicle Financing III, LLC
2,533,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
2,582,115
4,135,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
4,195,181
2,400,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
2,433,697
HOMES Trust
4,500,000
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,d,e
4,504,900
KKR Static CLO I, Ltd.
1,363,521
4.648%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
1,362,865
3,250,000
5.118%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
3,240,588
Lendbuzz Securitization Trust
1,200,608
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,204,477
Madison Park Funding XXIV, Ltd.
109,284
5.218%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
109,388
Madison Park Funding XXXIX, Ltd.
5,500,000
5.419%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,517,341
Marathon CLO, Ltd.
3,750,000
5.222%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
3,751,785
MFA Trust
1,897,326
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,900,225
National Collegiate Trust
298,744
4.069%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
292,928
Navient Student Loan Trust
1,900,879
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,867,184
OZLM XIV, Ltd.
3,600,000
5.512%,  (TSFR3M +
1.840%), 1/15/2038, Ser.
2015-14A, Class A2R3
a,b
3,610,440
OZLM XVII, Ltd.
5,200,000
5.668%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
5,197,171
Pagaya AI Debt Grantor Trust
838,534
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
842,034

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Asset-Backed Securities  12.7% - continued
$ 2,667,864
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
$ 2,681,894
2,973,810
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
3,001,331
3,200,000
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
3,204,527
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
2,643,707
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
2,654,430
Palmer Square Loan Funding, Ltd.
2,550,000
5.110%,  (TSFR3M +
1.450%), 8/8/2032, Ser. 2024-
3A, Class BR
a,b,d
2,550,000
2,250,000
5.122%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
2,253,731
5,000,000
5.122%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
4,993,410
3,000,000
5.052%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
3,000,042
3,500,000
5.072%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
3,502,314
5,000,000
4.660%,  (TSFR3M +
0.950%), 1/15/2034, Ser.
2025-3A, Class A1
a,b
5,000,420
PPM CLO 2, Ltd.
6,250,000
5.171%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
6,254,138
PRET, LLC
1,803,534
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,e
1,806,920
1,231,384
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
1,236,137
PRPM, LLC
3,812,292
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,e
3,813,312
SoFi Consumer Loan Program
Trust
815,891
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
817,405
Terwin Mortgage Trust
379,208
5.287%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
379,308
Tesla Lease Electric Vehicle
Securitization, LLC
2,907,858
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
2,927,250
Towd Point Asset Trust
782,979
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
764,106
Trinitas CLO XVI, Ltd.
3,800,000
4.798%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
3,800,836
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Asset-Backed Securities  12.7% - continued
VOLT CII, LLC
$ 752,086
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
$ 752,239
Total 142,611,055
Basic Materials  0.6%
Eastman Chemical Company
1,050,000 5.000%,  8/1/2029 1,072,802
Georgia-Pacific, LLC
1,425,000 4.400%,  6/30/2028
a
1,440,006
Glencore Funding, LLC
1,500,000 6.125%,  10/6/2028
a
1,572,037
International Flavors & Fragrances,
Inc.
326,000 1.832%,  10/15/2027
a
313,639
Mosaic Company
2,750,000 4.350%,  1/15/2029 2,758,508
Total 7,156,992
Capital Goods  2.4%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,925,217
Amphenol Corporation
2,750,000 3.900%,  11/15/2028 2,749,498
Amrize Finance US, LLC
965,000 4.700%,  4/7/2028 978,597
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,583,306
Boeing Company
2,500,000 2.196%,  2/4/2026 2,499,572
1,100,000 6.259%,  5/1/2027 1,128,191
Deere Funding Canada
Corporation
2,600,000 4.150%,  10/9/2030
f
2,595,159
General Electric Company
1,275,000 4.300%,  7/29/2030 1,283,677
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,848,080
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 516,899
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,650,458
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,155,401
Spirit AeroSystems, Inc.
3,575,000 4.600%,  6/15/2028 3,598,132
Veralto Corporation
1,900,000 5.500%,  9/18/2026 1,917,245
Total 26,429,432
Collateralized Mortgage Obligations  15.1%
A&D Mortgage Trust
2,227,731
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,e
2,244,279
2,718,280
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,736,597
ACRA Trust
3,809,321
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
3,835,662
Archwest Mortgage Trust
3,000,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,e
3,012,070

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Collateralized Mortgage Obligations  15.1% -
continued
Banc of America Funding Trust
$ 176,321
6.240%,  1/25/2035, Ser.
2004-D, Class 4A1
b
$ 179,048
496,444
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 497,124
Bear Stearns ARM Trust
80,721
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
77,986
Bellemeade Re, Ltd.
1,762,243
5.247%,  (SOFR30A +
1.550%), 10/25/2035, Ser.
2025-1, Class M1A
a,b
1,764,259
CAFL Issuer, LLC
2,796,544
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,655,592
CFST Mortgage Trust
1,525,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,e
1,543,337
Chase Home Lending Mortgage
Trust
3,229,854
5.500%,  10/25/2055, Ser.
2024-10, Class A3
a,b
3,243,859
Chase Mortgage Finance Trust
Series
1,098,426
6.575%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,116,959
CHNGE Mortgage Trust
3,299,719
4.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,203,941
1,552,687
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,548,114
4,474,488
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
4,425,433
2,329,036
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
2,331,166
2,284,547
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
2,293,445
Citigroup Mortgage Loan Trust,
Inc.
439,306
5.246%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
424,575
COLT Mortgage Loan Trust
3,347,564
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,e
3,372,357
3,518,568
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,243,830
Countrywide Alternative Loan Trust
84,813
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 53,190
81,907
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 64,668
Credit Suisse Mortgage Capital
Certificates
3,873,587
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,422,800
Cross Mortgage Trust
4,500,000
4.699%,  2/25/2061, Ser.
2026-NQM1, Class A1
a,b,d
4,499,680
2,728,089
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
2,759,597
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Collateralized Mortgage Obligations  15.1% -
continued
Deephaven Residential Mortgage
Trust
$ 3,994,964
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
$ 3,762,693
4,219,898
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
3,768,687
Federal Home Loan Mortgage
Corporation - REMIC
554,454
5.500%,  7/25/2049, Ser.
5417, Class D 555,746
Federal National Mortgage
Association - REMIC
4,616,143
5.000%,  6/25/2051, Ser.
2025-69, Class E 4,657,977
2,239,273
4.000%,  7/25/2053, Ser.
2024-76, Class DA 2,225,101
Flagstar Mortgage Trust
1,919,459
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,753,813
GCAT Trust
3,572,977
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,291,106
2,113,077
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
2,132,266
GS Mortgage-Backed Securities
Trust
3,168,682
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,e
3,182,380
2,791,884
5.000%,  4/25/2056, Ser.
2025-PJ10, Class A5
a,b
2,784,301
192,197
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
183,192
J.P. Morgan Alternative Loan Trust
219,376
4.891%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
163,090
J.P. Morgan Mortgage Trust
729,808
4.938%,  6/25/2056, Ser.
2025-12MPR, Class A1B
a,e
730,679
115,719
5.000%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
78,843
LHOME Mortgage Trust
1,944,885
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
1,947,470
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
3,532,090
MFA Trust
3,848,184
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
3,878,870
3,628,302
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
3,594,954
3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
3,759,883
Morgan Stanley Residential
Mortgage Loan Trust
1,891,277
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,913,707
2,878,173
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,e
2,899,956
2,462,257
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,e
2,472,241
2,500,000
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
a,b
2,500,274

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Collateralized Mortgage Obligations  15.1% -
continued
NYMT Loan Trust
$ 2,157,262
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
$ 2,172,124
2,715,402
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,e
2,725,795
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
2,524,494
OBX Trust
1,296,314
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,e
1,306,093
1,750,000
4.818%,  12/1/2065, Ser.
2026-NQM2, Class A1
a,b
1,751,607
Palisades Mortgage Loan Trust
560,346
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
559,723
PRET Trust
2,760,384
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,e
2,703,299
PRET, LLC
3,775,000
5.151%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d,e
3,777,059
PRPM Trust
2,450,000
5.206%,  1/25/2056, Ser.
2026-RCF1, Class A2
a,e
2,453,892
PRPM, LLC
2,318,163
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
2,295,266
1,722,057
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
1,723,024
1,855,408
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,e
1,868,447
RCO IX Mortgage, LLC
3,140,460
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,e
3,148,953
Roc Mortgage Trust
4,000,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
4,031,929
2,700,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,e
2,720,347
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,e
4,762,638
2,025,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,e
2,038,266
TRK Trust
3,817,457
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
3,597,215
3,738,912
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
3,416,366
Verus Securitization Trust
1,423,126
6.193%,  3/25/2068, Ser.
2023-2, Class A1
a,e
1,420,974
599,606
6.743%,  3/25/2068, Ser.
2023-3, Class A3
a,e
599,537
1,869,492
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,e
1,893,441
4,328,904
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,e
4,367,741
1,360,222
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,233,245
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Collateralized Mortgage Obligations  15.1% -
continued
Visio Trust
$ 189,957
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
$ 184,380
Total 169,594,742
Commercial Mortgage-Backed Securities  2.7%
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,881,598
BANK
2,005,854
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 1,993,585
2,500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
2,486,689
FirstKey Homes Trust
450,000
1.788%,  8/17/2038, Ser.
2021-SFR1, Class B
a
443,344
Home Partners of America Trust
3,670,071
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,600,672
Progress Residential Trust
4,043,942
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
4,000,589
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,532,333
Silver Hill Trust
29,640
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
29,565
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,688,173
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,276,661
Total 29,933,209
Communications Services  2.6%
American Tower Corporation
1,000,000 1.450%,  9/15/2026 984,496
2,050,000 5.500%,  3/15/2028 2,107,519
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,250,000 4.750%,  3/1/2030
a
2,149,427
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,750,000 4.200%,  3/15/2028 2,740,223
1,725,000 6.100%,  6/1/2029 1,802,243
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,279,107
1,750,000 4.900%,  9/1/2029 1,779,867
Meta Platforms, Inc.
4,100,000 4.200%,  11/15/2030 4,092,634
Orange SA
950,000 4.000%,  1/13/2029
a,f
950,509
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,938,857
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,074,519
T-Mobile USA, Inc.
3,125,000 4.850%,  1/15/2029 3,192,881

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Communications Services  2.6% - continued
WarnerMedia Holdings, Inc.
$ 1,011,000 3.755%,  3/15/2027 $ 1,003,529
Total 29,095,811
Consumer Cyclical  5.5%
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,028,710
2,000,000 4.450%,  10/22/2027 2,017,632
2,050,000 5.650%,  11/15/2028 2,137,181
Daimler Truck Finance North
America, LLC
1,275,000 4.300%,  8/12/2027
a
1,281,129
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 2,010,589
Denso Corporation
2,250,000 4.282%,  9/17/2030
a
2,246,666
Ford Motor Credit Company, LLC
1,150,000 5.125%,  11/5/2026 1,156,485
1,875,000 5.800%,  3/5/2027 1,901,410
2,500,000 5.113%,  5/3/2029 2,519,715
General Motors Company
1,400,000 5.350%,  4/15/2028 1,435,314
General Motors Financial
Company, Inc.
950,000 5.400%,  5/8/2027 965,229
1,900,000 5.350%,  7/15/2027 1,933,337
1,900,000 5.050%,  4/4/2028 1,937,403
2,500,000 5.800%,  1/7/2029 2,606,821
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,894,296
Hyundai Capital America
1,250,000 1.650%,  9/17/2026
a,f
1,232,363
1,900,000 5.300%,  3/19/2027
a
1,926,122
2,225,000 4.875%,  6/23/2027
a
2,248,718
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a,f
1,249,397
Las Vegas Sands Corporation
1,565,000 5.900%,  6/1/2027 1,593,729
1,600,000 5.625%,  6/15/2028 1,638,101
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,326,688
1,875,000 5.000%,  5/17/2029 1,930,147
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,252,315
Royal Caribbean Cruises, Ltd.
3,200,000 5.500%,  4/1/2028
a
3,265,041
Stellantis Finance US, Inc.
3,050,000 5.350%,  3/17/2028
a
3,117,157
Stellantis Financial Services US
Corporation
825,000 5.400%,  9/15/2030
a
837,992
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,274,829
1,360,000 4.950%,  1/9/2030 1,400,792
Uber Technologies, Inc.
2,600,000 4.150%,  1/15/2031 2,577,056
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,923,001
2,250,000 4.450%,  9/11/2027
a
2,257,187
Total 61,122,552
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Consumer Non-Cyclical  5.7%
Altria Group, Inc.
$ 635,000 4.875%,  2/4/2028 $ 646,240
1,900,000 6.200%,  11/1/2028 2,001,971
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,458,731
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,989,988
1,900,000 5.931%,  2/2/2029 1,994,368
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,279,772
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,705,767
2,250,000 3.200%,  4/21/2031 2,119,044
Campbell's Company
630,000 5.300%,  3/20/2026 631,017
Cargill, Inc.
900,000 4.625%,  2/11/2028
a,f
913,573
1,150,000 4.125%,  10/23/2030
a
1,143,842
Cigna Group
2,575,000 4.500%,  9/15/2030 2,592,084
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,788,348
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
500,000 5.600%,  1/15/2031
a
506,092
CVS Health Corporation
2,500,000 5.400%,  6/1/2029 2,588,702
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,969,455
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,887,921
HCA, Inc.
2,400,000 5.000%,  3/1/2028 2,445,290
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 1,002,462
Imperial Brands Finance plc
1,425,000 4.500%,  6/30/2028
a
1,437,776
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,527,222
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,488,666
Mars, Inc.
1,500,000 4.600%,  3/1/2028
a
1,520,059
PepsiCo, Inc.
1,900,000 4.100%,  1/15/2029 1,913,621
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,919,960
Philip Morris International, Inc.
1,600,000 4.875%,  2/15/2028 1,630,067
2,500,000 4.125%,  4/28/2028 2,512,351
625,000 4.875%,  2/13/2029 639,866
Roche Holdings, Inc.
2,250,000 4.075%,  12/2/2030
a
2,245,194
Royalty Pharma plc
2,000,000 5.150%,  9/2/2029 2,059,906
3,225,000 4.450%,  3/25/2031 3,219,851
Stryker Corporation
1,900,000 4.700%,  2/10/2028 1,929,337

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Consumer Non-Cyclical  5.7% - continued
Universal Health Services, Inc.
$ 2,600,000 1.650%,  9/1/2026 $ 2,561,622
Total 64,270,165
Energy  3.9%
APA Corporation
1,900,000 4.375%,  10/15/2028 1,895,336
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 969,810
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 4,015,365
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,588,021
1,260,000 6.042%,  8/15/2028
a
1,312,452
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,777,088
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,267,301
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,926,830
Energy Transfer, LP
1,250,000 6.050%,  12/1/2026 1,269,865
1,900,000 5.250%,  7/1/2029 1,958,412
EOG Resources, Inc.
635,000 4.400%,  7/15/2028 642,512
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027
f
2,722,582
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,339,043
1,750,000 5.150%,  6/1/2030 1,810,322
MPLX, LP
1,300,000 1.750%,  3/1/2026 1,297,612
National Fuel Gas Company
1,600,000 5.500%,  3/15/2030 1,654,997
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,010,424
2,000,000 4.250%,  9/24/2027 2,007,128
1,000,000 5.650%,  11/1/2028 1,038,536
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,220,249
Repsol E&P Capital Markets US,
LLC
975,000 4.805%,  9/16/2028
a
986,245
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
885,972
Shell Finance US, Inc.
1,750,000 4.125%,  11/6/2030 1,747,239
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027 1,313,717
Var Energi ASA
800,000 5.875%,  5/22/2030
a
832,078
Williams Companies, Inc.
1,900,000 4.625%,  6/30/2030 1,920,502
Total 43,409,638
Financials  34.0%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,926,333
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a
1,902,439
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Financials  34.0% - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 750,000 2.450%,  10/29/2026 $ 741,568
1,550,000 6.100%,  1/15/2027 1,579,417
1,665,000 6.450%,  4/15/2027 1,708,688
1,150,000 4.125%,  2/28/2029 1,146,031
1,925,000 4.625%,  9/10/2029 1,944,867
Ally Financial, Inc.
1,050,000 5.737%,  5/15/2029
b
1,078,162
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,023,195
1,000,000 5.043%,  7/26/2028
b
1,015,684
1,900,000 4.731%,  4/25/2029
b
1,928,622
635,000 5.085%,  1/30/2031
b
652,385
American Homes 4 Rent, LP
725,000 4.950%,  6/15/2030 734,384
American International Group, Inc.
1,250,000 4.850%,  5/7/2030 1,280,289
ANZ New Zealand International,
Ltd./London
1,250,000 4.000%,  1/22/2029
a
1,251,143
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029 2,744,353
Ares Capital Corporation
1,200,000 2.150%,  7/15/2026 1,188,637
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028 1,418,810
1,625,000 5.600%,  2/15/2030 1,624,995
Arthur J. Gallagher & Company
1,050,000 4.600%,  12/15/2027 1,061,873
1,050,000 4.850%,  12/15/2029 1,074,179
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,352,763
Atlas Warehouse Lending
Company, LP
2,675,000 4.625%,  11/15/2028
a
2,686,897
AvalonBay Communities, Inc.
2,750,000 4.350%,  12/1/2030 2,751,912
Aviation Capital Group, LLC
1,275,000 4.750%,  4/14/2027
a
1,282,100
1,900,000 4.800%,  10/24/2030
a
1,904,662
Avolon Holdings Funding, Ltd.
601,000 2.125%,  2/21/2026
a
600,169
1,200,000 4.950%,  1/15/2028
a
1,214,743
1,900,000 5.375%,  5/30/2030
a
1,950,242
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
1,000,393
2,000,000 5.365%,  7/15/2028
b
2,036,468
1,400,000 4.551%,  11/6/2030 1,401,174
Bank of America Corporation
3,500,000 1.734%,  7/22/2027
b
3,463,326
Bank of Montreal
2,250,000 4.567%,  9/10/2027
b
2,257,735
Bank of New York Mellon
Corporation
1,250,000 6.317%,  10/25/2029
b
1,324,014
1,100,000 4.026%,  1/22/2030
b
1,098,998
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,255,915
Bank of Nova Scotia
2,000,000 4.404%,  9/8/2028
b
2,012,121
1,950,000 4.043%,  9/15/2028
b
1,951,102
950,000 4.247%,  2/2/2030
b,d
951,794

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Financials  34.0% - continued
Banque Federative du Credit
Mutuel SA
$ 2,500,000 4.541%,  1/15/2031
a
$ 2,494,222
Barclays plc
1,900,000 6.496%,  9/13/2027
b
1,927,320
2,000,000 2.279%,  11/24/2027
b
1,972,044
950,000 5.674%,  3/12/2028
b
966,244
1,900,000 4.837%,  9/10/2028
b
1,922,025
1,900,000 5.086%,  2/25/2029
b
1,937,085
Blackstone Private Credit Fund
1,150,000 4.950%,  9/26/2027 1,155,887
1,950,000 5.050%,  9/10/2030 1,909,113
Blackstone Reg Finance
Company, LLC
1,400,000 4.300%,  11/3/2030 1,394,439
Blackstone Secured Lending Fund
2,100,000 5.350%,  4/13/2028 2,118,121
2,000,000 5.125%,  1/31/2031 1,956,667
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,280,035
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,098,453
1,900,000 6.600%,  9/15/2029 1,955,199
Blue Owl Technology Finance
Corporation
3,080,000 3.750%,  6/17/2026
a
3,065,969
1,725,000 6.750%,  4/4/2029
f
1,770,256
BNP Paribas SA
1,425,000 4.792%,  5/9/2029
a,b
1,441,722
1,400,000 5.176%,  1/9/2030
a,b
1,435,211
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,500,000
Brown & Brown, Inc.
1,275,000 4.600%,  12/23/2026
f
1,282,541
CaixaBank SA
1,900,000 4.634%,  7/3/2029
a,b
1,919,873
Canadian Imperial Bank of
Commerce
1,900,000 4.857%,  3/30/2029
b
1,931,636
1,900,000 4.283%,  1/29/2030
b
1,904,850
Capital One Financial Corporation
1,950,000 4.493%,  9/11/2031
b
1,937,043
Capital One NA
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,242,740
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,982,164
1,800,000 4.625%,  12/15/2029 1,754,638
Charles Schwab Corporation
1,750,000 4.000%,  6/1/2026
b,g
1,743,026
3,500,000 4.343%,  11/14/2031
b
3,497,046
Citadel Securities Global Holdings,
LLC
635,000 5.500%,  6/18/2030
a
652,467
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,658,126
Citibank NA
2,150,000 4.876%,  11/19/2027
b
2,165,169
Citigroup, Inc.
1,725,000 4.643%,  5/7/2028
b
1,738,232
1,100,000 5.174%,  2/13/2030
b
1,130,251
2,600,000 4.503%,  9/11/2031
b
2,602,094
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Financials  34.0% - continued
Citizens Bank NA/Providence, RI
$ 1,250,000 4.192%,  1/29/2029
b
$ 1,251,947
Citizens Financial Group, Inc.
1,550,000 5.253%,  3/5/2031
b
1,589,434
Commonwealth Bank of Australia/
New York, NY
750,000 4.150%,  10/1/2030 749,003
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 548,806
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,991,231
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,602,213
Cousins Properties, LP
1,750,000 5.250%,  7/15/2030 1,795,688
Credit Agricole SA
2,000,000 4.631%,  9/11/2028
a,b
2,015,103
1,200,000 5.230%,  1/9/2029
a,b
1,224,312
1,275,000 6.316%,  10/3/2029
a,b
1,341,654
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
194,400
Deutsche Bank AG/New York, NY
1,300,000 4.999%,  9/11/2030
b
1,322,559
1,450,000 4.950%,  8/4/2031
b
1,466,948
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
2,800,000 5.950%,  9/17/2030
a
2,671,815
EPR Properties
3,125,000 4.950%,  4/15/2028 3,154,302
F&G Global Funding
1,300,000 4.650%,  9/8/2028
a
1,308,875
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,399,840
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,576,755
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,121,803
Fortitude Group Holdings, LLC
2,500,000 6.250%,  4/1/2030
a
2,593,077
Franklin BSP Capital Corporation
2,000,000 6.000%,  10/2/2030
a
1,964,794
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,267,433
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
b
1,902,902
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 969,096
Goldman Sachs Group, Inc.
2,000,000 3.800%,  5/10/2026
b,g
1,988,968
2,500,000 3.615%,  3/15/2028
b
2,488,942
1,900,000 4.482%,  8/23/2028
b
1,911,861
1,900,000 4.148%,  1/21/2029
b,f
1,901,319
2,050,000 4.153%,  10/21/2029
b
2,048,877
1,900,000 6.484%,  10/24/2029
b
2,011,468
1,100,000 5.218%,  4/23/2031
b
1,133,057
Goldman Sachs Private Credit
Corporation
750,000 5.875%,  5/6/2028
a,f
763,939

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Financials  34.0% - continued
Healthcare Realty Holdings, LP
$ 1,125,000 3.100%,  2/15/2030 $ 1,066,873
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,744,697
Host Hotels & Resorts, LP
1,600,000 4.250%,  12/15/2028 1,603,522
HPS Corporate Lending Fund
1,425,000 5.300%,  6/5/2027
a
1,432,316
1,800,000 4.900%,  9/11/2028
a
1,789,479
HSBC Holdings plc
2,150,000 5.130%,  11/19/2028
b
2,188,923
1,250,000 4.899%,  3/3/2029
b
1,268,675
HSBC USA, Inc.
2,525,000 4.650%,  6/3/2028 2,564,219
Huntington Bank Auto Credit-
Linked Notes
397,343
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
401,633
ING Groep NV
2,000,000 1.726%,  4/1/2027
b
1,992,969
2,000,000 4.017%,  3/28/2028
b
2,000,957
1,900,000 4.858%,  3/25/2029
b
1,930,358
JPMorgan Chase & Company
2,000,000 3.650%,  6/1/2026
b,g
1,998,261
1,850,000 5.571%,  4/22/2028
b
1,884,881
2,750,000 4.979%,  7/22/2028
b
2,789,547
1,700,000 4.851%,  7/25/2028
b
1,720,830
2,700,000 4.255%,  10/22/2031
b
2,686,464
750,000 4.347%,  1/22/2032
b
748,025
KeyCorp
2,500,000 5.121%,  4/4/2031
b
2,561,411
KeyCorp Capital I
2,750,000
4.662%,  (TSFR3M +
1.002%), 7/1/2028
b
2,708,751
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,031,480
Lloyds Banking Group plc
950,000 5.985%,  8/7/2027
b
959,413
1,875,000 5.462%,  1/5/2028
b
1,899,321
2,000,000 3.750%,  3/18/2028
b
1,994,534
1,500,000 5.087%,  11/26/2028
b
1,527,204
LPL Holdings, Inc.
1,600,000 5.200%,  3/15/2030 1,635,767
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,g
1,718,796
Macquarie AirFinance Holdings,
Ltd.
1,829,000 6.400%,  3/26/2029
a
1,921,306
1,300,000 5.150%,  3/17/2030
a
1,316,230
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,943,125
Met Tower Global Funding
2,000,000 4.000%,  10/1/2027
a
2,004,243
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,965,856
Mitsubishi UFJ Financial Group,
Inc.
1,925,000 4.527%,  9/12/2031
b
1,932,615
Mizuho Financial Group, Inc.
2,225,000 4.711%,  7/8/2031
b
2,252,102
Morgan Stanley
1,875,000 5.652%,  4/13/2028
b
1,910,348
3,000,000 5.164%,  4/20/2029
b
3,065,917
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Financials  34.0% - continued
$ 785,000 5.449%,  7/20/2029
b
$ 809,230
2,700,000 4.133%,  10/18/2029
b
2,697,945
Morgan Stanley Bank NA
1,850,000 4.447%,  10/15/2027
b
1,856,851
1,900,000 5.016%,  1/12/2029
b
1,935,598
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029 2,914,372
National Bank of Canada
2,700,000 5.600%,  7/2/2027
b
2,717,305
1,400,000 4.166%,  1/20/2029
b
1,403,034
NatWest Group plc
1,250,000 5.847%,  3/2/2027
b
1,251,710
NatWest Markets plc
2,750,000 4.174%,  11/6/2028
a
2,757,298
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,940,919
2,500,000 5.000%,  6/6/2029
a,f
2,574,144
Nomura Holdings, Inc.
1,500,000 2.329%,  1/22/2027 1,476,888
2,700,000 5.594%,  7/2/2027 2,755,105
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,940,114
Omega Healthcare Investors, Inc.
1,250,000 5.200%,  7/1/2030 1,271,001
Pinnacle Bank/Nashville, TN
3,155,000 5.625%,  2/15/2028 3,220,105
PNC Bank NA
1,900,000 4.429%,  7/21/2028
b
1,913,127
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,g
2,461,366
1,250,000 6.615%,  10/20/2027
b
1,273,092
1,575,000 5.582%,  6/12/2029
b
1,630,392
Principal Life Global Funding II
2,000,000 4.800%,  1/9/2028
a
2,028,888
Prudential Financial, Inc.
3,800,000 4.500%,  9/15/2047
b
3,754,691
Regions Financial Corporation
1,200,000 5.722%,  6/6/2030
b
1,252,932
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,589,687
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,700,000 3.625%,  3/1/2029
a
2,607,829
Royal Bank of Canada
3,000,000 4.510%,  10/18/2027
b,f
3,013,640
2,050,000 3.995%,  11/3/2028
b
2,051,071
1,925,000 4.498%,  8/6/2029
b
1,945,364
Santander Holdings USA, Inc.
1,750,000 2.490%,  1/6/2028
b,f
1,723,624
1,250,000 5.473%,  3/20/2029
b
1,278,376
Skandinaviska Enskilda Banken
AB
3,250,000 4.500%,  9/3/2030
a
3,263,274
Societe Generale SA
2,150,000 5.250%,  2/19/2027
a
2,175,445
2,000,000 5.500%,  4/13/2029
a,b
2,049,974
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b
2,072,218
1,250,000 5.688%,  5/14/2028
a,b
1,274,449
1,600,000 5.545%,  1/21/2029
a,b
1,641,600

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Financials  34.0% - continued
State Street Corporation
$ 2,200,000 5.684%,  11/21/2029
b
$ 2,299,819
Sumitomo Mitsui Financial Group,
Inc.
1,900,000 5.716%,  9/14/2028 1,977,483
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,593,645
1,000,000 4.109%,  10/13/2028 1,002,037
Truist Bank
2,750,000 4.420%,  7/24/2028
b
2,765,401
Truist Financial Corporation
1,900,000 1.267%,  3/2/2027
b
1,895,497
2,225,000 5.071%,  5/20/2031
b
2,280,042
1,250,000 4.597%,  1/27/2032
b
1,253,187
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,020,710
1,750,000 4.548%,  7/22/2028
b
1,764,141
950,000 5.384%,  1/23/2030
b
983,224
2,000,000 5.100%,  7/23/2030
b
2,059,903
1,250,000 5.046%,  2/12/2031
b
1,283,498
UBS Group AG
5,650,000 1.305%,  2/2/2027
a,b
5,650,000
1,900,000 6.327%,  12/22/2027
a,b
1,937,471
1,625,000 6.850%,  9/10/2029
a,b,g
1,659,487
2,200,000 5.428%,  2/8/2030
a,b
2,273,559
Voya Global Funding
2,100,000 4.600%,  11/24/2030
a
2,112,566
Wells Fargo & Company
1,650,000 3.526%,  3/24/2028
b
1,641,300
1,500,000 5.707%,  4/22/2028
b
1,530,022
3,000,000 4.970%,  4/23/2029
b
3,057,074
1,900,000 5.574%,  7/25/2029
b
1,965,936
1,950,000 4.078%,  9/15/2029
b
1,948,297
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,532,941
1,900,000 4.902%,  2/15/2028
a
1,931,763
Zions Bancorp NA
2,100,000 4.704%,  8/18/2028
b
2,105,091
Total 380,444,711
Foreign Government  0.4%
Eagle Funding Luxco SARL
1,575,000 5.500%,  8/17/2030
a
1,599,916
NBN Company, Ltd.
1,300,000 4.000%,  10/1/2027
a
1,301,268
1,450,000 4.150%,  9/16/2030
a
1,442,808
Total 4,343,992
Mortgage-Backed Securities  0.4%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,225,000 5.000%,  2/1/2041
d
4,272,430
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
37,109
6.001%,  (RFUCCT1Y +
1.501%), 1/1/2043
b
38,175
Total 4,310,605
Technology  4.9%
Block, Inc.
2,700,000 5.625%,  8/15/2030
a
2,748,176
Principal
Amount
Long-Term Fixed
Income  100.3% Value
Technology  4.9% - continued
Broadcom, Inc.
$ 2,000,000 4.800%,  4/15/2028 $ 2,038,852
2,650,000 5.050%,  7/12/2029 2,730,169
2,350,000 4.200%,  10/15/2030 2,342,853
Dell International, LLC/EMC
Corporation
1,900,000 4.750%,  4/1/2028 1,926,851
Equinix Europe 2 Financing
Corporation, LLC
3,500,000 4.600%,  11/15/2030 3,514,117
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,920,795
1,900,000 5.450%,  3/2/2028 1,947,288
3,200,000 4.550%,  2/15/2031 3,180,914
Foundry JV Holdco, LLC
4,000,000 5.500%,  1/25/2031
a
4,142,389
Hewlett Packard Enterprise
Company
650,000 4.450%,  9/25/2026 651,932
2,600,000 4.400%,  10/15/2030 2,587,257
International Business Machines
Corporation
2,500,000 4.650%,  2/10/2028 2,537,188
2,600,000 4.000%,  2/3/2029 2,602,206
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,504,064
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 665,123
Molex Electronic Technologies,
LLC
1,650,000 4.750%,  4/30/2028
a
1,672,727
Oracle Corporation
1,900,000 4.500%,  5/6/2028 1,904,861
1,600,000 4.800%,  8/3/2028 1,611,096
1,625,000 4.200%,  9/27/2029 1,598,608
1,300,000 4.450%,  9/26/2030 1,268,936
Paychex, Inc.
575,000 5.100%,  4/15/2030 591,445
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,642,436
Qualcomm, Inc.
1,425,000 4.500%,  5/20/2030 1,447,563
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,944,465
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,266,384
Synopsys, Inc.
1,200,000 4.550%,  4/1/2027 1,208,515
Total 55,197,210
Transportation  1.3%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,113,149
Delta Air Lines, Inc.
1,900,000 4.950%,  7/10/2028 1,932,558
630,000 5.250%,  7/10/2030 645,108
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,282,058
FedEx Freight Holding Company,
Inc.
3,150,000 4.650%,  3/15/2031
a,d
3,148,285
Ryder System, Inc.
1,575,000 4.850%,  6/15/2030 1,604,526

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.3% Value
Transportation  1.3% - continued
United Airlines, Inc.
$ 3,125,000 4.375%,  4/15/2026
a
$ 3,122,943
Total 14,848,627
U.S. Government & Agencies  5.1%
U.S. Treasury Notes
24,000,000 3.875%,  7/15/2028 24,167,813
25,460,000 4.000%,  10/31/2029 25,725,540
7,200,000 3.500%,  11/30/2030 7,107,187
Total 57,000,540
Utilities  3.0%
American Electric Power
Company, Inc.
1,950,000 5.800%,  3/15/2056
b
1,950,388
1,255,000 5.200%,  1/15/2029 1,293,488
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,958,822
850,000 4.400%,  1/15/2031 847,983
DTE Energy Company
2,100,000 4.950%,  7/1/2027 2,126,330
1,550,000 5.100%,  3/1/2029 1,590,356
Duke Energy Carolinas, LLC
2,000,000 4.850%,  3/15/2030 2,057,759
Evergy Kansas Central, Inc.
1,100,000 4.700%,  3/13/2028 1,114,441
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,950,271
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,303,997
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,928,373
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.750%,  2/7/2028 1,928,889
1,900,000 4.800%,  3/15/2028 1,934,074
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,289,282
NextEra Energy Capital Holdings,
Inc.
1,275,000 4.685%,  9/1/2027 1,289,589
1,600,000 5.050%,  3/15/2030 1,649,707
NiSource, Inc.
1,500,000 5.750%,  7/15/2056
b
1,508,555
Southern Company
1,250,000 3.750%,  9/15/2051
b
1,240,381
Southern Power Company
725,000 4.250%,  10/1/2030 723,145
Vistra Operations Company, LLC
1,400,000 5.050%,  12/30/2026
a
1,412,589
Xcel Energy, Inc.
1,900,000 4.750%,  3/21/2028 1,926,660
Total 33,025,079
Total Long-Term Fixed Income
(cost $1,114,544,985) 1,122,794,360
Shares
Collateral Held for Securities
Loaned 1.3% Value
15,091,832 Thrivent Cash Management Trust $ 15,091,832
Total Collateral Held for
Securities Loaned
(cost $15,091,832) 15,091,832
Shares Preferred Stock 0.1% Value
Financials  0.1%
54,000 Citigroup Capital XIII, 10.299%
b
1,619,460
Total 1,619,460
Total Preferred Stock
(cost $1,490,400) 1,619,460
Shares or
Principal
Amount Short-Term Investments 0.5% Value
Federal Home Loan Bank Discount
Notes
200,000 3.520%, 2/20/2026
i,j
199,594
Federal National Mortgage
Association Discount Notes
200,000 3.605%, 3/2/2026
i,j
199,382
200,000 3.538%, 3/18/2026
i,j
199,062
State Street Institutional U.S.
Government Money Market
Fund
4,650,988 3.650%
i
4,650,988
Total Short-Term Investments
(cost $5,249,092) 5,249,026
Total Investments (cost
$1,136,376,309) 102.2% $1,144,754,678
Other Assets and Liabilities, Net
(2.2%) (24,955,309)
Total Net Assets 100.0% $1,119,799,369
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $507,587,049 or
45.3% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Short-
Term Bond Fund as of January 30, 2026 was $194,400 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 14,645,360
Total lending $14,645,360
Gross amount payable upon return of
collateral for securities loaned $15,091,832
Net amounts due to counterparty $446,472
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Short-Term Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 142,611,055 – 142,611,055 –
Basic Materials 7,156,992 – 7,156,992 –
Capital Goods 26,429,432 – 26,429,432 –
Collateralized Mortgage Obligations 169,594,742 – 169,594,742 –
Commercial Mortgage-Backed Securities 29,933,209 – 29,933,209 –
Communications Services 29,095,811 – 29,095,811 –
Consumer Cyclical 61,122,552 – 61,122,552 –
Consumer Non-Cyclical 64,270,165 – 64,270,165 –
Energy 43,409,638 – 43,409,638 –
Financials 380,444,711 – 380,444,711 –
Foreign Government 4,343,992 – 4,343,992 –
Mortgage-Backed Securities 4,310,605 – 4,310,605 –
Technology 55,197,210 – 55,197,210 –
Transportation 14,848,627 – 14,848,627 –
U.S. Government & Agencies 57,000,540 – 57,000,540 –
Utilities 33,025,079 – 33,025,079 –
Preferred Stock
Financials 1,619,460 1,619,460 – –
Short-Term Investments 5,249,026 4,650,988 598,038 –
Subtotal Investments in Securities $1,129,662,846 $6,270,448 $1,123,392,398 $–
Other Investments  * Total
Collateral Held for Securities Loaned 15,091,832
Subtotal Other Investments $15,091,832
Total Investments at Value $1,144,754,678
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Short-Term Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 145,447 145,447 – –
Total Liability Derivatives $145,447 $145,447 $– $–
The following table presents Short-Term Bond Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling $598,038 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 350 March 2026 $ 73,117,713 ( $ 145,447)
Total Futures Long Contracts $ 73,117,713 ( $ 145,447)
Total Futures Contracts $ 73,117,713 ($145,447)

Short-Term Bond Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $6,000 $– $6,000 $– – –%
Total Affiliated Short-Term Investments 6,000 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,386 30,843 26,137 15,092 15,092 1.3
Total Collateral Held for Securities Loaned 10,386 15,092 1.3
Total Value $16,386 $15,092
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $– $– $– $25
Total Income/Non Cash Income from Affiliated Investments $25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total $– $– $–

Small Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.2% Value
Consumer Discretionary  9.2%
4,231 Boot Barn Holdings, Inc.
a
$ 755,149
11,079 Build-A-Bear Workshop, Inc. 661,195
5,663 Churchill Downs, Inc. 557,013
5,171 Installed Building Products, Inc. 1,489,972
4,712 SharkNinja, Inc.
a
556,958
4,236 Texas Roadhouse, Inc. 761,887
29,357 Universal Technical Institute, Inc.
a
817,005
3,002 Wingstop, Inc. 796,821
8,645 Wyndham Hotels & Resorts, Inc. 629,269
Total 7,025,269
Consumer Staples  3.5%
13,679 Chefs' Warehouse, Inc.
a
860,409
6,730 Turning Point Brands, Inc. 815,339
18,439 Vita Coco Company, Inc.
a
983,721
Total 2,659,469
Energy  0.9%
3,309 Gulfport Energy Corporation
a
675,599
Total 675,599
Financials  7.4%
5,110 Enova International, Inc.
a
844,019
4,478 Houlihan Lokey, Inc. 753,737
36,452 Old National Bancorp 890,522
16,223 Old Republic International
Corporation 635,455
13,306 Stock Yards Bancorp, Inc. 900,683
26,068 Triumph Financial, Inc.
a
1,644,630
Total 5,669,046
Health Care  19.2%
37,905 ADMA Biologics, Inc.
a
655,756
6,916 BridgeBio Pharma, Inc.
a
534,399
12,976 Bruker Corporation 574,707
8,466 Encompass Health Corporation 800,291
5,819 GeneDx Holdings Corporation
a
560,137
7,418 Guardant Health, Inc.
a
845,949
9,473 HealthEquity, Inc.
a
811,552
3,343 iRhythm Holdings, Inc.
a
516,527
8,635 LeMaitre Vascular, Inc. 733,716
1,066 Medpace Holdings, Inc.
a
620,924
10,832 Merit Medical Systems, Inc.
a
878,367
4,847 Mirum Pharmaceuticals, Inc.
a
500,307
3,477 Neurocrine Biosciences, Inc.
a
473,081
2,792 Penumbra, Inc.
a
1,000,011
8,419 RadNet, Inc.
a
590,172
4,180 Repligen Corporation
a
624,366
20,850 Stevanato Group SPA 324,843
24,389 Twist Bioscience Corporation
a
1,001,656
5,363 UFP Technologies, Inc.
a
1,346,864
17,305 Vericel Corporation
a
622,634
22,958 Waystar Holding Corporation
a
609,764
Total 14,626,023
Industrials  27.7%
2,184 Acuity, Inc. 675,380
4,835 Advanced Drainage Systems, Inc. 735,113
3,185 Applied Industrial Technologies,
Inc. 829,406
12,690 Atmus Filtration Technologies, Inc. 735,639
10,411 Barrett Business Services, Inc. 395,618
7,166 BWX Technologies, Inc. 1,472,111
7,963 Casella Waste Systems, Inc.
a
803,307
Shares Common Stock  96.2% Value
Industrials  27.7% - continued
16,414 CECO Environmental Corporation
a
$ 1,106,796
4,257 CRA International, Inc. 804,318
2,754 CSW Industrials, Inc. 743,525
19,343 Enerpac Tool Group Corporation 780,684
4,008 EnPro, Inc. 957,030
6,252 Federal Signal Corporation 675,779
2,540 FTAI Aviation, Ltd. 691,693
6,590 Huron Consulting Group, Inc.
a
1,113,710
5,649 Limbach Holdings, Inc.
a
485,701
8,959 Mercury Systems, Inc.
a
841,071
5,568 Modine Manufacturing Company
a
1,028,187
3,115 Moog, Inc. 951,165
38,783 Mueller Water Products, Inc. 1,049,856
51,649 NPK International, Inc.
a
713,273
3,544 RBC Bearings, Inc.
a
1,770,830
2,545 Sterling Construction Company,
Inc.
a
910,881
2,991 WESCO International, Inc. 865,685
Total 21,136,758
Information Technology  24.7%
10,892 Agilysys, Inc.
a
944,881
4,595 Bel Fuse, Inc. 924,468
8,498 BlackLine, Inc.
a
394,902
25,266 Cognex Corporation 978,805
18,088 DigitalOcean Holdings, Inc.
a
999,362
3,705 Fabrinet
a
1,813,375
17,059 Gitlab, Inc.
a
596,724
46,035 GPGI, Inc.
a
1,085,045
4,704 Guidewire Software, Inc.
a
662,135
3,850 I3 Verticals, Inc.
a
85,508
5,196 Impinj, Inc.
a
717,568
1,630 InterDigital, Inc. 532,097
24,812 JFrog, Ltd.
a
1,359,698
11,682 Lattice Semiconductor
Corporation
a
940,635
2,770 Lumentum Holdings, Inc.
a
1,085,397
4,043 Monday.com, Ltd.
a
463,934
4,657 Novanta, Inc.
a
626,553
3,788 Onto Innovation, Inc.
a
765,365
15,685 Pegasystems, Inc. 685,278
8,010 Rambus, Inc.
a
911,778
6,661 Silicon Laboratories, Inc.
a
948,859
2,433 SiTime Corporation
a
883,447
4,810 TTM Technologies, Inc.
a
472,342
Total 18,878,156
Materials  1.5%
3,556 Balchem Corporation 605,125
24,034 Constellium SE
a
540,044
Total 1,145,169
Real Estate  2.1%
7,186 Colliers International Group, Inc. 982,326
9,803 Terreno Realty Corporation 603,277
Total 1,585,603
Total Common Stock
(cost $60,099,422) 73,401,092
Shares
Registered Investment
Companies   2.4% Value
U.S. Unaffiliated   2.4%
5,211 iShares Biotechnology ETF 898,533

Small Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  2.4% Value
U.S. Unaffiliated   2.4%  - continued
7,440 State Street SPDR S&P Biotech
ETF $ 928,140
Total 1,826,673
Total Registered Investment
Companies (cost $1,737,178) 1,826,673
Shares or
Principal
Amount Short-Term Investments 1.3% Value
State Street Institutional U.S.
Government Money Market
Fund
1,000,860 3.650%
b
1,000,859
Total Short-Term Investments
(cost $1,000,860) 1,000,859
Total Investments (cost
$62,837,460) 99.9% $76,228,624
Other Assets and Liabilities, Net
0.1% 85,762
Total Net Assets 100.0% $76,314,386
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 7,025,269 7,025,269 – –
Consumer Staples 2,659,469 2,659,469 – –
Energy 675,599 675,599 – –
Financials 5,669,046 5,669,046 – –
Health Care 14,626,023 14,626,023 – –
Industrials 21,136,758 21,136,758 – –
Information Technology 18,878,156 18,878,156 – –
Materials 1,145,169 1,145,169 – –
Real Estate 1,585,603 1,585,603 – –
Registered Investment Companies
U.S. Unaffiliated 1,826,673 1,826,673 – –
Short-Term Investments 1,000,859 1,000,859 – –
Subtotal Investments in Securities $76,228,624 $76,228,624 $– $–
Total Investments at Value $76,228,624

Small Cap Growth Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust was established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $2,714 $2,714 $– – –%
Total Collateral Held for Securities Loaned – – –
Total Value $– $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95.7% Value
Consumer Discretionary  10.8%
618,350 Advance Auto Parts, Inc. $ 29,686,983
218,324 Boot Barn Holdings, Inc.
a
38,966,468
578,726 Build-A-Bear Workshop, Inc. 34,538,368
275,400 Churchill Downs, Inc. 27,088,344
1,116,726 Life Time Group Holdings, Inc.
a
32,574,897
523,150 SharkNinja, Inc.
a
61,836,330
208,214 Texas Roadhouse, Inc. 37,449,370
818,100 Universal Technical Institute, Inc.
a
22,767,723
114,274 Wingstop, Inc. 30,331,748
Total 315,240,231
Consumer Staples  4.6%
581,403 John B. Sanfilippo & Son, Inc. 47,035,503
132,221 Marzetti Company 22,685,157
530,749 Turning Point Brands, Inc. 64,300,241
Total 134,020,901
Energy  3.4%
227,816 Expand Energy Corporation 25,608,797
675,555 Matador Resources Company 30,562,108
797,517 TechnipFMC plc 44,437,647
Total 100,608,552
Financials  15.6%
833,460 Ally Financial, Inc. 35,238,689
866,891 Atlantic Union Bankshares
Corporation 33,670,046
1,582,048 Bridgewater Bancshares, Inc.
a
30,391,142
866,945 Donnelley Financial Solutions, Inc.
a
44,864,404
544,304 Enterprise Financial Services
Corporation 31,215,834
261,286 Federal Agricultural Mortgage
Corporation 44,235,720
597,991 Glacier Bancorp, Inc. 30,306,184
206,298 Houlihan Lokey, Inc. 34,724,079
1,445,448 Old National Bancorp 35,312,295
1,083,245 Old Republic International
Corporation 42,430,707
810,880 Triumph Financial, Inc.
a
51,158,419
297,358 Wintrust Financial Corporation 43,857,331
Total 457,404,850
Health Care  15.0%
2,344,540 ADMA Biologics, Inc.
a
40,560,542
1,861,570 Concentra Group Holdings Parent,
Inc. 41,289,623
203,329 CorVel Corporation
a
14,157,798
391,565 Encompass Health Corporation 37,014,639
261,550 ICU Medical, Inc.
a
39,206,345
62,728 Medpace Holdings, Inc.
a
36,537,805
362,361 Merit Medical Systems, Inc.
a
29,383,854
115,840 Penumbra, Inc.
a
41,490,413
728,912 Progyny, Inc.
a
17,399,129
225,829 Repligen Corporation
a
33,732,078
1,383,481 Stevanato Group SPA 21,554,634
819,370 Twist Bioscience Corporation
a
33,651,526
132,882 UFP Technologies, Inc.
a
33,371,985
786,787 Waystar Holding Corporation
a
20,897,063
Total 440,247,434
Industrials  19.3%
84,445 Acuity, Inc. 26,113,772
112,788 Applied Industrial Technologies,
Inc. 29,371,123
Shares Common Stock  95.7% Value
Industrials  19.3% - continued
707,513 Badger Infrastructure Solutions,
Ltd. $ 40,003,985
1,213,388 Barrett Business Services, Inc. 46,108,744
219,101 BWX Technologies, Inc. 45,009,919
133,138 CECO Environmental Corporation
a
8,977,495
102,805 CRA International, Inc. 19,423,977
106,983 CSW Industrials, Inc. 28,883,270
575,831 Enerpac Tool Group Corporation 23,240,539
649,343 Helios Technologies, Inc. 42,064,440
469,675 ICF International, Inc. 43,797,194
86,431 IES Holdings, Inc.
a,b
32,868,845
536,771 Korn Ferry 37,289,481
360,404 Limbach Holdings, Inc.
a
30,987,536
134,799 Modine Manufacturing Company
a
24,891,983
203,912 Moog, Inc. 62,264,529
83,038 WESCO International, Inc. 24,033,688
Total 565,330,520
Information Technology  14.0%
624,550 Crane NXT Company 31,552,266
82,752 Fabrinet
a
40,502,139
1,157,791 GPGI, Inc.
a
27,289,134
707,603 JFrog, Ltd.
a
38,776,644
166,593 Littelfuse, Inc. 53,936,150
178,900 Onto Innovation, Inc.
a
36,146,745
1,048,650 Pegasystems, Inc. 45,815,518
187,451 Plexus Corporation
a
37,364,608
285,860 Silicon Laboratories, Inc.
a
40,720,757
588,371 TTM Technologies, Inc.
a
57,778,032
Total 409,881,993
Materials  6.3%
676,442 Ashland, Inc. 41,371,193
1,182,533 Element Solutions, Inc. 34,411,710
582,786 Greif, Inc. 41,156,348
3,146,742 Ivanhoe Mines, Ltd.
a
39,795,026
324,084 Louisiana-Pacific Corporation 27,138,794
Total 183,873,071
Real Estate  3.4%
417,897 Agree Realty Corporation 30,184,700
414,291 Equity Lifestyle Properties, Inc. 26,170,763
710,743 Terreno Realty Corporation 43,739,124
Total 100,094,587
Utilities  3.3%
338,102 Northwestern Energy Group, Inc. 22,943,602
699,833 Portland General Electric
Company 35,166,608
455,065 Spire, Inc. 38,448,442
Total 96,558,652
Total Common Stock
(cost $2,262,444,070) 2,803,260,791
Shares
Registered Investment
Companies   1.3% Value
U.S. Unaffiliated   1.3%
106,341 iShares Semiconductor ETF
b
36,825,888
Total 36,825,888
Total Registered Investment
Companies (cost $26,244,048) 36,825,888

Small Cap Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF
-
Exchange-Traded Fund
plc
-
Public Limited Company
Shares
Collateral Held for Securities
Loaned 1.3% Value
38,057,300 Thrivent Cash Management Trust $ 38,057,300
Total Collateral Held for
Securities Loaned
(cost $38,057,300) 38,057,300
Shares or
Principal
Amount Short-Term Investments 2.6% Value
State Street Institutional U.S.
Government Money Market
Fund
77,718,228 3.650%
c
77,718,228
Total Short-Term Investments
(cost $77,718,227) 77,718,228
Total Investments (cost
$2,404,463,645) 100.9% $2,955,862,207
Other Assets and Liabilities, Net
(0.9%) (26,558,861)
Total Net Assets 100.0% $2,929,303,346
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 30, 2026:
Securities Lending Transactions
Common Stock $ 35,486,392
Total lending $35,486,392
Gross amount payable upon return of
collateral for securities loaned $38,057,300
Net amounts due to counterparty $2,570,908
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 315,240,231 315,240,231 – –
Consumer Staples 134,020,901 134,020,901 – –
Energy 100,608,552 100,608,552 – –
Financials 457,404,850 457,404,850 – –
Health Care 440,247,434 440,247,434 – –
Industrials 565,330,520 525,326,535 40,003,985 –
Information Technology 409,881,993 409,881,993 – –
Materials 183,873,071 144,078,045 39,795,026 –
Real Estate 100,094,587 100,094,587 – –
Utilities 96,558,652 96,558,652 – –
Registered Investment Companies
U.S. Unaffiliated 36,825,888 36,825,888 – –
Short-Term Investments 77,718,228 77,718,228 – –
Subtotal Investments in Securities $2,917,804,907 $2,838,005,896 $79,799,011 $–
Other Investments  * Total
Collateral Held for Securities Loaned 38,057,300
Subtotal Other Investments $38,057,300
Total Investments at Value $2,955,862,207
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $49,406 $374,811 $386,160 $38,057 38,057 1.3%
Total Collateral Held for Securities Loaned 49,406 38,057 1.3
Total Value $49,406 $38,057
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $37
Total Affiliated Income from Securities Loaned, Net $37
Total $– $– $–

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates fair value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an
amount equal to the Net Asset Value (NAV) of a Fund's investment in the Private Equity Fund when this information is readily available to the Fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that
for the Private Equity Funds held by the Funds, if the NAV of the
Private Equity Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivatives
— Each Fund, with the exception of the Money
Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency.
Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended January 30, 2026, none of the Funds
invested in options.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 30, 2026, Aggressive Allocation,
Dynamic Allocation, Government Bond, Income, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Multisector Bond, and Short-Term
Bond used treasury futures to manage the duration and yield
curve exposure of the Fund versus the benchmark.
During the period ended January 30, 2026, Aggressive
Allocation, Dynamic Allocation, Global Stock, International Equity,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the period ended January 30, 2026, Aggressive
Allocation, Dynamic Allocation, Global Stock, International
Equity, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended January 30, 2026, Dynamic Allocation,
Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Multisector Bond used
CDX Indices (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the period ended January 30, 2026, Aggressive
Allocation, Dynamic Allocation, Global Stock, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
Bank Loans (Leveraged Loans)
— Certain Funds may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may
settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based
on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

Consent and amendment fees are accrued as income when the
changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments at
the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
As of January 30, 2026, the Funds have the following unfunded bank loan commitments:
Private Equity Funds
— Typically, when a Fund invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the
Private Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the
Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of January 30, 2026, private equity capital commitments
were as follows:
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Fund
Chemours Company, Term Loan $854,775
Columbus McKinnon Corporation/NY, Term
Loan $1,195,200
E.W. Scripps Company, Term Loan $931,200
Natgasoline , LLC, Term Loan $1,596,674
Total $4,577,849
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $153,500,000 $92,850,554 39.51%
Moderate Allocation 155,000,000 92,857,371 40.09%
Moderately Aggressive
Allocation 190,500,000 114,986,303 39.64%
Moderately Conservative
Allocation 29,000,000 17,556,855 39.46%